UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080 (Address of principal executive offices)

Principal Management Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783

Date of fiscal year end:	October 31, 2008

Date of reporting period:	July 31, 2008

ITEM 1 – SCHEDULE OF INVESTMENTS

		Schedule of Investments
	Bond & Mortgage Securities Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (0.00%)				PREFERRED STOCKS (continued)
Independent Power Producer (0.00%)				Finance - Consumer Loans (0.04%)
Dynegy Inc (a)	99	$1		HSBC Finance Corp 6.88%	52,700	$1,157

TOTAL COMMON STOCKS	$1

				Finance - Investment Banker & Broker (0.12%)
PREFERRED STOCKS (2.02%)				Citigroup Inc 8.13%	20,000	411
Cable TV (0.06%)				Credit Suisse Guernsey Ltd	22,600	557
Comcast Corp 6.63%	39,900	842		JP Morgan Chase Capital XI	16,700	357
Comcast Corp 7.00%; Series B	35,900	837		JP Morgan Chase Capital XII	800	18

		1,679		JP Morgan Chase Capital XIV	22,400	501

Commercial Banks (0.16%)				Lehman Brothers Holdings Capital Trust
ASBC Capital I	11,600	275		6.24%	3,200	46
Barclays Bank PLC 7.10%	49,100	1,068		Morgan Stanley Capital Trust III	13,400	254
Barclays Bank PLC 7.75% (b)	7,900	185		Morgan Stanley Capital Trust IV	62,400	1,190
Barclays Bank PLC 8.13%	24,100	576		Morgan Stanley Capital Trust V	4,200	75
National Bank of Greece SA (a)	11,322	288		Morgan Stanley Capital Trust VII	1,000	20

Royal Bank of Scotland Group PLC 5.75%;						3,429

Series L	29,097	466		Finance - Other Services (0.04%)
Royal Bank of Scotland Group PLC 6.13%;				ABN AMRO Capital Funding Trust VII (b)	50,500	876
Series R (b)	18,000	300
				National Rural Utilities Cooperative Finance
Royal Bank of Scotland Group PLC 6.25%;				Corp 6.10%	4,800	103
Series P	3,000	51
				National Rural Utilities Cooperative Finance
Royal Bank of Scotland Group PLC 6.60%;				Corp 6.75%	3,100	73

Series S (b)	26,900	478
Royal Bank of Scotland Group PLC 6.75%;						1,052

Series Q	1,377	25		Financial Guarantee Insurance (0.00%)
VNB Capital Trust I	15,466	376		Financial Security Assurance Holdings Ltd
Zions Capital Trust B	15,600	347		6.25%	4,000	32

		4,435		Financial Security Assurance Holdings Ltd

				6.875%	1,200	11

Diversified Financial Services (0.05%)						43

Citigroup Capital IX	8,500	151
Citigroup Capital VII	6,000	125		Investment Companies (0.00%)
Citigroup Capital VIII	5,800	115		Allied Capital Corp	3,667	51
Citigroup Capital X	14,100	248
				Investment Management & Advisory Services (0.04%)
Citigroup Capital XI	13,200	232		Deutsche Bank Contingent Capital Trust II	31,300	645
Citigroup Capital XIX (b)	12,600	269		Deutsche Bank Contingent Capital Trust III	25,800	605

Citigroup Capital XVI	9,900	185				1,250

General Electric Capital Corp 6.45%	1,200	30

		1,355		Life & Health Insurance (0.10%)

				Delphi Financial Group Inc 7.38%	9,100	163
Electric - Integrated (0.20%)				Delphi Financial Group Inc 8.00%	21,800	467
Alabama Power Co - Series 2007B	59,400	1,435		Lincoln National Capital VI (b)	2,000	46
FPL Group Capital Inc 7.45% (b)	72,800	1,900		Lincoln National Corp 6.75%	4,000	89
Georgia Power Co 5.90% (b)	6,100	151		PLC Capital Trust III	30,900	664
Georgia Power Co 6.375%	1,300	33		PLC Capital Trust IV	7,400	149
Gulf Power Co	2,300	54		PLC Capital Trust V	23,600	423
PPL Capital Funding Inc	20,400	499		Protective Life Corp	16,300	352
PPL Energy Supply LLC	29,700	750		Prudential Financial Inc (a)(b)	14,900	374

Xcel Energy Inc 7.60%	31,300	786				2,727

		5,608

				Money Center Banks (0.06%)
Fiduciary Banks (0.03%)				Santander Finance Preferred SA Unipersonal
BNY Capital V	45,300	940		6.50%	2,100	40

			Schedule of Investments
		Bond & Mortgage Securities Fund
			July 31, 2008 (unaudited)

		Shares	Value			Shares	Value
		Held	(000	's)		Held	(000	's)

	PREFERRED STOCKS (continued)				PREFERRED STOCKS (continued)
	Money Center Banks (continued)				Regional Banks (continued)
	Santander Finance Preferred SA Unipersonal				Wells Fargo Capital XII	17,300	$439

	6.80%	79,100	$1,607				8,021

	UBS Preferred Funding Trust IV	4,900	75

			1,722		Reinsurance (0.06%)

					Everest Re Capital Trust	43,200	787
Multi	-Line Insurance (0.16%)				PartnerRe Ltd 6.50% (b)	9,300	186
	Aegon NV 6.375%	35,600	606		PartnerRe Ltd 6.75%	6,900	140
	Aegon NV 6.50%	6,500	111		RenaissanceRe Holdings Ltd - Series C	5,100	88
	Aegon NV 7.25%	40,639	793		RenaissanceRe Holdings Ltd - Series D	24,200	460

	Allianz SE (a)(b)	13,300	333				1,661

	American International Group Inc 6.45%	67,600	1,321
	ING Groep NV 6.13%	22,000	402		REITS - Apartments (0.02%)
	ING Groep NV 6.38%	12,600	238		BRE Properties Inc - Series C	19,800	385
	ING Groep NV 7.05%	1,200	25		BRE Properties Inc - Series D	2,600	51
	ING Groep NV 7.20%	4,000	86		Equity Residential	3,000	63
	ING Groep NV 7.38% (b)	27,200	583		UDR Inc	7,100	138

	ING Groep NV 8.50% (b)	3,200	80				637

			4,578		REITS - Diversified (0.08%)

					Duke Realty Corp 6.60%	55,100	1,010
	Multimedia (0.02%)
	Viacom Inc	27,400	595		Duke Realty Corp 6.95%	5,500	107
					Duke Realty Corp 8.38%	10,000	235
	Property & Casualty Insurance (0.07%)				PS Business Parks Inc 6.70%; Series P	15,400	283
	Berkley W R Capital Trust	64,900	1,350		PS Business Parks Inc 7.20%; Series M	8,500	168
	Markel Corp	20,000	485		PS Business Parks Inc - Series H	20,000	384

			1,835		PS Business Parks Inc - Series I	1,400	27

					Vornado Realty Trust - Series F	4,000	80

	Regional Banks (0.29%)
							2,294

	BAC Capital Trust IV	4,300	81
	BAC Capital Trust V	18,800	363		REITS - Office Property (0.02%)
	BAC Capital Trust VIII	78,500	1,555		HRPT Properties Trust - Series B	25,000	585
	Fifth Third Capital Trust V	18,900	320
	Fifth Third Capital Trust VI	4,000	67		REITS - Shopping Centers (0.12%)
	Fleet Capital Trust VIII	600	13		Developers Diversified Realty Corp 7.50%	24,600	502
	KeyCorp Capital IX	41,600	608		Kimco Realty Corp	38,599	895
	KeyCorp Capital V	17,300	237		Regency Centers Corp 7.45%	20,100	444
	National City Capital Trust II	20,143	252		Weingarten Realty Investors 6.50%	84,500	1,656

	PNC Capital Trust C	17,200	418				3,497

	PNC Capital Trust D	36,500	783		REITS - Single Tenant (0.02%)
	SunTrust Capital IX (b)	19,400	456		Realty Income Corp - Series D	20,700	440
	USB Capital VI	10,200	210
	USB Capital VII	15,500	328		REITS - Storage (0.04%)
	USB Capital XI	5,600	125		Public Storage Inc 6.63%; Series M (b)	8,500	169
	Wachovia Capital Trust IV	1,500	27		Public Storage Inc 6.95%; Series H	3,500	73
	Wachovia Capital Trust IX	6,000	105		Public Storage Inc 7.25%; Series I	38,500	847

	Wachovia Corp 7.25%	9,600	178				1,089

	Wachovia Corp 8.00% (b)	20,000	384		REITS - Warehouse & Industrial (0.06%)
	Wells Fargo Capital IX	2,100	44		AMB Property Corp - Series P	80,400	1,590
	Wells Fargo Capital VII	18,600	401		First Industrial Realty Trust Inc - Series J	2,500	48
	Wells Fargo Capital XI (b)	27,100	627		First Industrial Realty Trust Inc - Series K	1,400	27

							1,665

				Schedule of Investments
		Bond & Mortgage Securities Fund
				July 31, 2008 (unaudited)

							Principal
		Shares		Value			Amount		Value
		Held		(000	's)		(000	's)	(000	's)

PREFERRED STOCKS (continued)						BONDS (continued)
Special Purpose Entity (0.12%)						Airlines (continued)
Corporate-Backed Trust Certificates 6.00%		9,900		$184		Delta Air Lines Inc
Corporate-Backed Trust Certificates 6.30%		3,100		63		7.11%, 9/18/2011 (d)	$1,000		$911
CORTS Trust for AIG		2,400		41		7.57%, 12/30/2049	450		420
CORTS Trust for Aon Capital		2,600		66		Northwest Airlines Inc
CORTS Trust for Bellsouth Capital Funding		12,600		255		7.03%, 11/ 1/2019	1,250		1,010
CORTS Trust for First Union Institutional						Southwest Airlines Co 2007-1 Pass Through
Capital I		17,800		373		Certificate
						6.15%, 8/ 1/2022 (e)	1,503		1,416

CORTS Trust for Goldman Sachs Capital I		2,000		40
									8,317

CORTS Trust for SunAmerica		8,800		161
JPMorgan Chase Capital XXVI (a)		13,100		341		Apparel Manufacturers (0.01%)
Merrill Lynch Capital Trust I		36,000		657		Rafaella Apparel Group Inc
PreferredPlus TR-CCR1 6.00%; Series GSC3		22,700		411		11.25%, 6/15/2011	565		271
PreferredPlus TR-CCR1 6.00%; Series GSG1		1,500		29		Appliances (0.06%)
SATURNS 2002-11 6.00%; Series AIG		4,100		71		Whirlpool Corp
SATURNS 2003-06 6.00%; Series GS		2,400		48		3.28%, 6/15/2009 (f)	1,600		1,596
SATURNS 2003-11 5.63%; Series GS		2,500		46
SATURNS 2003-13 6.25%; Series CSFB		2,200		43		Asset Backed Securities (4.45%)
SATURNS 2004-04 6.00%; Series GS		2,400		47		Ameriquest Mortgage Securities Inc
SATURNS 2004-06 6.00%; Series GS		22,900		453		2.76%, 3/25/2035 (f)	242		223

				3,329		2.69%, 7/25/2035 (f)	275		269

						Carrington Mortgage Loan Trust
Telephone - Integrated (0.02%)						2.74%, 12/25/2035 (f)	6,172		5,900
AT&T Inc		23,300		582		Chase Funding Mortgage Loan Asset-Backed
						Certificates
Television (0.02%)						2.76%, 7/25/2033 (f)(g)	3,689		3,367
CBS Corp 6.75%		26,100		527		2.96%, 9/25/2033 (f)	664		527

TOTAL PREFERRED STOCKS		$56,783				2.69%, 12/25/2033 (f)	66		61

		Principal				CNH Equipment Trust
		Amount		Value		4.12%, 5/15/2012	8,890		8,892
		(000	's)	(000	's)	Countrywide Asset-Backed Certificates

BONDS	(77.34%)					3.53%, 1/25/2034 (f)	43		32
Advertising Agencies (0.02%)						2.98%, 6/25/2035 (f)	2,800		2,457
Interpublic Group of Cos Inc						3.12%, 12/25/2035 (f)	2,600		1,506
6.25%, 11/15/2014		$725		617		2.75%, 2/25/2036 (f)(g)	7,532		7,227
						2.71%, 4/25/2036 (f)(g)	11,150		10,425
Aerospace & Defense Equipment (0.05%)						2.62%, 2/25/2037 (f)(g)	7,775		6,429
GenCorp Inc						2.63%, 6/25/2037 (f)	4,032		2,445
9.50%, 8/15/2013		1,410		1,396		2.59%, 11/25/2037 (f)	5,320		4,474
						Countrywide Home Equity Loan Trust
Agricultural Operations (0.51%)						2.69%, 12/15/2035 (f)	1,224		507
Bunge Ltd Finance Corp						2.66%, 5/15/2036 (f)(g)	4,554		2,379
4.38%, 12/15/2008		7,564		7,573
						First Franklin Mortgage Loan Asset Backed
Cargill Inc						Certificates
5.20%, 1/22/2013 (c)		6,900		6,827		2.84%, 10/25/2034 (f)(g)	68		62

				14,400		First-Citizens Home Equity Loan LLC

Airlines (0.30%)						2.67%, 9/15/2022 (c)(f)	1,144		883
American Airlines Inc						Ford Credit Floorplan Master Owner Trust
7.25%, 2/ 5/2009		3,150		3,055		2.91%, 6/15/2011 (f)	2,515		2,444
Continental Airlines Inc						GMAC Mortgage Corp Loan Trust
5.98%, 4/19/2022		1,870		1,505		2.64%, 8/25/2035 (f)	2,052		1,103
						2.67%, 11/25/2036 (f)(g)	13,861		7,012

				Schedule of Investments
			Bond & Mortgage Securities Fund
				July 31, 2008 (unaudited)

			Principal					Principal
			Amount	Value				Amount	Value
		(000	's)	(000	's)		(000	's)	(000	's)

	BONDS (continued)					BONDS (continued)
	Asset Backed Securities (continued)					Auto - Car & Light Trucks (continued)
	Great America Leasing Receivables					General Motors Corp (continued)
	5.39%, 9/15/2011 (c)	$1,295		$1,308		8.38%, 7/15/2033 (b)	$1,380		$680

	Indymac Residential Asset Backed Trust								6,579

	2.65%, 4/25/2037 (f)(g)	2,000		1,803
						Auto/Truck Parts & Equipment - Original (0.14%)
	JP Morgan Mortgage Acquisition Corp
	2.63%, 4/25/2036 (f)(g)	4,850		4,293		Stanadyne Corp
						10.00%, 8/15/2014	700		675
	5.45%, 11/25/2036	6,230		5,892
						Tenneco Inc
	2.54%, 12/25/2036 (f)	2,245		2,151		10.25%, 7/15/2013	1,485		1,537
	2.54%, 3/25/2037 (f)	2,760		2,621		8.13%, 11/15/2015	500		445
	2.61%, 3/25/2037 (f)	3,820		2,993		Titan International Inc
	2.62%, 5/ 1/2037 (f)(g)	7,850		4,945		8.00%, 1/15/2012	750		731
	Lehman XS Trust					United Components Inc
	4.53%, 11/25/2035 (f)	3,370		2,259		9.38%, 6/15/2013	500		453

	Long Beach Mortgage Loan Trust								3,841

	2.99%, 6/25/2034 (f)	450		363
	2.96%, 2/25/2035 (f)	3,000		2,674		Auto/Truck Parts & Equipment - Replacement (0.04%)
	2.61%, 7/25/2036 (f)	6,660		3,937		Allison Transmission
						11.00%, 11/ 1/2015 (b)(c)	1,250		1,131
	2.57%, 10/25/2036 (f)(g)	2,625		2,007

	2.63%, 12/25/2036 (f)	2,175		1,067		Automobile Sequential (1.94%)
	Marriott Vacation Club Owner Trust					AmeriCredit Automobile Receivables Trust
	5.52%, 5/20/2029 (c)(f)	1,694		1,606		2.48%, 4/ 6/2012 (f)	1,815		1,735
	Merrill Lynch Mortgage Investors Inc					Capital Auto Receivables Asset Trust
	2.69%, 7/25/2036 (f)	412		341		3.92%, 11/16/2009	2,000		2,000
	Morgan Stanley ABS Capital I					3.24%, 1/15/2010 (c)(f)	3,300		3,300
	2.64%, 2/25/2036 (f)	1,675		1,467		2.69%, 3/15/2010 (f)	3,884		3,881
	MSDWCC Heloc Trust					2.83%, 6/15/2010 (f)	1,070		1,069
	2.65%, 7/25/2017 (f)	606		411
Ownit Mortgage Loan Asset Backed Certificates						5.52%, 3/15/2011 (f)	3,445		3,422
	2.76%, 8/25/2036 (f)	867		852		4.68%, 10/15/2012 (f)	6,740		6,769
	Popular ABS Mortgage Pass-Through Trust					Capital One Auto Finance Trust
	2.73%, 5/25/2035 (f)(g)	1,503		1,265		2.50%, 10/15/2012 (f)	3,663		3,419
	2.72%, 11/25/2035 (f)	1,868		1,833		Daimler Chrysler Auto Trust
						4.71%, 9/10/2012 (f)	3,130		3,142
	Residential Asset Mortgage Products Inc
	2.73%, 7/25/2035 (f)	1,179		1,161		Ford Credit Auto Owner Trust
						5.30%, 6/15/2012	3,095		2,927
	SACO I Inc
	2.60%, 9/25/2036 (f)	1,337		313		5.60%, 10/15/2012	1,315		1,224
	Saxon Asset Securities Trust					5.69%, 11/15/2012 (f)	905		868
	2.98%, 3/25/2035 (f)	2,500		1,941		Honda Auto Receivables Owner Trust
	SLM Student Loan Trust					2.64%, 2/15/2011 (f)	2,975		2,963
	12.00%, 10/27/2014 (e)(h)	1,825		1,825		Hyundai Auto Receivables Trust
	Swift Master Auto Receivables Trust					2.86%, 1/17/2012 (f)	1,840		1,829
	2.56%, 6/15/2012 (f)	3,300		3,013		Merrill Auto Trust Securitization
	Wells Fargo Home Equity Trust					3.61%, 12/15/2010 (f)	3,400		3,400
	2.56%, 3/25/2037 (f)	2,291		2,264		Volkswagen Auto Loan Enhanced Trust

				125,229		4.50%, 7/20/2012	3,260		3,275

						WFS Financial Owner Trust
Auto	- Car & Light Trucks (0.23%)					3.93%, 2/17/2012 (g)	4,081		4,081
	Daimler Finance North America LLC					4.50%, 5/17/2013	1,960		1,955
	3.40%, 10/31/2008 (f)(g)	3,500		3,496		World Omni Auto Receivables Trust
	5.75%, 9/ 8/2011	2,000		2,004		4.13%, 3/15/2011 (f)(h)	3,400		3,408

	General Motors Corp								54,667

	7.13%, 7/15/2013	700		399

			Schedule of Investments
	Bond & Mortgage Securities Fund
			July 31, 2008 (unaudited)

	Principal						Principal
	Amount		Value				Amount	Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Beverages - Non-Alcoholic (0.16%)					Cable TV (continued)
Coca-Cola HBC Finance BV					Comcast Corp
5.13%, 9/17/2013	$345		$347		3.09%, 7/14/2009 (f)	$3,650		$3,607
Panamerican Beverages Inc					6.95%, 8/15/2037	2,000		1,926
7.25%, 7/ 1/2009	4,000		4,098		6.40%, 5/15/2038	5,385		4,898

			4,445		COX Communications Inc

Beverages - Wine & Spirits (0.12%)					4.63%, 1/15/2010	805		800
Constellation Brands Inc					6.75%, 3/15/2011	305		315
8.38%, 12/15/2014	1,200		1,227		7.13%, 10/ 1/2012	3,825		3,999
7.25%, 5/15/2017	2,235		2,157		4.63%, 6/ 1/2013	1,000		950

			3,384		5.50%, 10/ 1/2015	165		158

					6.45%, 12/ 1/2036 (c)	635		590
Brewery (0.25%)
					CSC Holdings Inc
SABMiller PLC					7.88%, 2/15/2018	1,800		1,676
3.09%, 7/ 1/2009 (c)(f)	2,165		2,153
					DirecTV Holdings LLC/DirecTV Financing Co
6.50%, 7/15/2018 (c)	5,000		4,946		8.38%, 3/15/2013	7,085		7,315

			7,099		7.63%, 5/15/2016 (c)	2,000		1,985

Broadcasting Services & Programming (0.05%)					Echostar DBS Corp
Clear Channel Communications Inc					7.00%, 10/ 1/2013	1,100		1,045
4.25%, 5/15/2009	1,375		1,330		6.63%, 10/ 1/2014	1,375		1,262
					7.75%, 5/31/2015 (b)	1,400		1,344
Building - Residential & Commercial (0.10%)					Kabel Deutschland GmbH
DR Horton Inc					10.63%, 7/ 1/2014	450		460
8.00%, 2/ 1/2009	730		726		Rogers Cable Inc
6.00%, 4/15/2011	250		224		7.88%, 5/ 1/2012	2,450		2,629
M/I Homes Inc					6.75%, 3/15/2015	3,000		3,055
6.88%, 4/ 1/2012 (b)	2,000		1,740		Time Warner Cable Inc

			2,690		6.20%, 7/ 1/2013	5,690		5,812

Building & Construction - Miscellaneous (0.03%)					6.55%, 5/ 1/2037	7,200		6,629
Dycom Industries Inc					Unitymedia GmbH
8.13%, 10/15/2015	830		784		10.38%, 2/15/2015 (c)	1,200		1,146

								57,539

Building & Construction Products -					Casino Hotels (0.28%)
Miscellaneous (0.02%)
CRH America Inc					Caesars Entertainment Inc
6.40%, 10/15/2033	545		422		7.88%, 3/15/2010 (b)	235		207
					Harrah's Operating Co Inc
Building Products - Cement & Aggregate (0.17%)					5.50%, 7/ 1/2010	1,060		922
Martin Marietta Materials Inc					10.75%, 2/ 1/2016 (c)	2,080		1,571
2.95%, 4/30/2010 (f)	4,520		4,395		MGM Mirage
US Concrete Inc					8.38%, 2/ 1/2011 (b)	400		361
8.38%, 4/ 1/2014	500		415		6.75%, 4/ 1/2013	1,200		1,002

			4,810		6.63%, 7/15/2015	2,655		2,091

Building Products - Wood (0.04%)					Turning Stone Resort Casino Enterprise
					9.13%, 12/15/2010 (c)	400		384
Masco Corp
3.09%, 3/12/2010 (f)	1,335		1,232		Wynn Las Vegas Capital Corp
					6.63%, 12/ 1/2014	1,607		1,454

Cable TV (2.04%)								7,992

CCH II LLC / CCH II Capital Corp					Casino Services (0.03%)
10.25%, 10/ 1/2013 (c)	3,377		2,955		Choctaw Resort Development Enterprise
Charter Communications Operating LLC					7.25%, 11/15/2019 (c)	896		712
8.38%, 4/30/2014 (c)	2,095		1,990
10.88%, 9/15/2014 (b)(c)	955		993

			Schedule of Investments
	Bond & Mortgage Securities Fund
			July 31, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Cellular Telecommunications (1.23%)					Commercial Banks (continued)
Cricket Communications Inc					Commonwealth Bank of Australia
9.38%, 11/ 1/2014	$2,360		$2,313		6.02%, 3/15/2036 (c)	$1,920		$1,631
iPCS Inc					Credit Agricole SA/London
5.00%, 5/ 1/2013 (f)	560		498		6.64%, 5/31/2049 (c)(f)	2,140		1,689
New Cingular Wireless Services Inc					Fifth Third Bank/Cincinnati
8.13%, 5/ 1/2012	2,180		2,392		3.38%, 8/15/2008	350		350
Nextel Communications Inc					Glitnir Banki HF
5.95%, 3/15/2014	1,650		1,254		2.95%, 10/15/2008 (c)(f)	1,500		1,494
Rogers Wireless Inc					HSBC Holdings PLC
7.25%, 12/15/2012	1,000		1,054		5.25%, 12/12/2012	300		301
8.00%, 12/15/2012	1,330		1,368		KeyBank NA
6.38%, 3/ 1/2014	3,185		3,195		2.93%, 11/ 3/2009 (f)	2,000		1,945
Rural Cellular Corp					4.95%, 9/15/2015	190		146
8.25%, 3/15/2012	3,100		3,170		Lloyds TSB Group PLC
US Unwired Inc					6.27%, 11/29/2049 (c)(f)	2,800		2,203
10.00%, 6/15/2012	1,000		1,010		M&I Marshall & Ilsley Bank
VIP Finance Ireland Ltd for OJSC Vimpel					2.95%, 12/ 4/2012 (f)(g)	5,500		4,354
9.13%, 4/30/2018 (b)(c)	6,500		6,357		National Australia Bank Ltd
Vodafone Group PLC					5.35%, 6/12/2013 (c)	8,500		8,491
3.12%, 6/15/2011 (f)	1,930		1,875		Royal Bank of Scotland Group PLC
2.92%, 2/27/2012 (f)(g)	4,000		3,819		5.00%, 10/ 1/2014	220		212
5.75%, 3/15/2016	4,945		4,817		RSHB Capital SA for OJSC Russian
6.15%, 2/27/2037	1,640		1,477		Agricultural Bank

					7.75%, 5/29/2018 (b)(c)	2,445		2,362
			34,599		Societe Generale

Chemicals - Diversified (0.32%)					5.92%, 4/29/2049 (c)(f)	1,225		1,022
EI Du Pont de Nemours & Co					US Bank NA/Cincinnati OH
6.00%, 7/15/2018	4,860		4,918		6.38%, 8/ 1/2011	275		287
Huntsman LLC					4.95%, 10/30/2014	4,000		3,951
11.63%, 10/15/2010	1,000		1,040		Wachovia Bank NA
11.50%, 7/15/2012	1,515		1,580		7.80%, 8/18/2010	385		392
Phibro Animal Health Corp					6.00%, 11/15/2017	1,780		1,547
10.00%, 8/ 1/2013 (c)	500		495		6.60%, 1/15/2038	5,350		4,205
Reichhold Industries Inc					Woori Bank
9.00%, 8/15/2014 (c)	1,100		1,086		6.13%, 5/ 3/2016 (c)(f)	1,700		1,625

			9,119		6.21%, 5/ 2/2037 (f)	2,265		1,798

Chemicals - Specialty (0.12%)								44,188

Hercules Inc					Commercial Services (0.15%)
6.75%, 10/15/2029	1,200		1,206		ARAMARK Corp
Nalco Co					8.50%, 2/ 1/2015	830		827
7.75%, 11/15/2011	1,500		1,515		Iron Mountain Inc
NewMarket Corp					8.63%, 4/ 1/2013	2,000		2,008
7.13%, 12/15/2016	750		727		6.63%, 1/ 1/2016 (b)	500		467

			3,448		8.00%, 6/15/2020	940		914

Coatings & Paint (0.04%)								4,216

Valspar Corp					Computer Services (0.06%)
5.63%, 5/ 1/2012	990		982		Sungard Data Systems Inc
					9.13%, 8/15/2013	1,740		1,779
Commercial Banks (1.57%)
BBVA Bancomer SA/Grand Cayman
6.01%, 5/17/2022 (c)(f)	3,575		3,115
BOI Capital Funding No 2 LP
5.57%, 8/29/2049 (c)(f)	1,595		1,068

			Schedule of Investments
	Bond & Mortgage Securities Fund
			July 31, 2008 (unaudited)

	Principal						Principal
	Amount		Value				Amount	Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Computers - Integrated Systems (0.02%)					Credit Card Asset Backed Securities
NCR Corp					(continued)
7.13%, 6/15/2009	$600		$608		GE Capital Credit Card Master Note Trust
					2.64%, 3/15/2015 (f)	$3,160		$2,719
Computers - Memory Devices (0.04%)					MBNA Credit Card Master Note Trust
Seagate Technology HDD Holdings					2.83%, 1/18/2011 (f)(g)	2,500		2,500
6.80%, 10/ 1/2016	1,370		1,233		Providian Master Note Trust
					5.10%, 11/15/2012 (c)	3,350		3,296

Consumer Products - Miscellaneous (0.06%)								59,989

Blyth Inc					Data Processing & Management (0.26%)
5.50%, 11/ 1/2013	1,150		955
					Fidelity National Information Services
Jarden Corp					4.75%, 9/15/2008	3,725		3,669
7.50%, 5/ 1/2017 (b)	800		696

					Fiserv Inc
			1,651		6.13%, 11/20/2012	3,740		3,740

Containers - Metal & Glass (0.07%)								7,409

Impress Holdings BV					Dialysis Centers (0.05%)
5.92%, 9/15/2013 (c)(f)	750		664
					DaVita Inc
Vitro SAB de CV					6.63%, 3/15/2013	1,580		1,541
9.13%, 2/ 1/2017	1,685		1,251

			1,915		Diversified Financial Services (0.32%)

Containers - Paper & Plastic (0.09%)					Citigroup Capital XXI
Intertape Polymer US Inc					8.30%, 12/21/2057	5,600		5,113
8.50%, 8/ 1/2014	350		311		General Electric Capital Corp
Jefferson Smurfit Corp US					4.63%, 9/15/2009	285		289
8.25%, 10/ 1/2012	1,785		1,566		6.38%, 11/15/2067 (f)	1,355		1,252
Plastipak Holdings Inc					TNK-BP Finance SA
8.50%, 12/15/2015 (c)	750		638		7.50%, 3/13/2013 (c)	1,070		1,035

			2,515		6.63%, 3/20/2017 (c)	1,540		1,305

								8,994

Credit Card Asset Backed Securities (2.13%)
American Express Credit Account Master Trust					Diversified Manufacturing Operations (0.38%)
2.69%, 8/15/2011 (c)(f)	1,860		1,842		Bombardier Inc
2.71%, 9/15/2011 (f)	5,965		5,932		8.00%, 11/15/2014 (c)	1,785		1,821
BA Credit Card Trust					RBS Global Inc and Rexnord Corp
3.06%, 3/15/2012 (f)(g)	6,000		5,886		11.75%, 8/ 1/2016 (b)	750		722
3.16%, 12/15/2014 (f)	3,000		2,956		SPX Corp
Bank One Issuance Trust					7.63%, 12/15/2014 (c)	3,100		3,170
2.78%, 3/15/2012 (f)	3,550		3,491		Tyco Electronics Group SA
2.65%, 6/15/2012 (f)	4,575		4,554		6.55%, 10/ 1/2017	4,925		4,867

Cabela's Master Credit Card Trust								10,580

4.31%, 12/16/2013 (c)	3,600		3,537		Diversified Minerals (0.46%)
Chase Credit Card Master Trust					Rio Tinto Finance USA Ltd
2.79%, 1/17/2011 (f)	3,100		3,099		5.88%, 7/15/2013	8,900		9,003
2.81%, 2/15/2011 (f)(g)	7,500		7,493		7.13%, 7/15/2028	4,000		4,059

Citibank Credit Card Issuance Trust								13,062

4.40%, 9/15/2010	2,550		2,553
2.68%, 5/20/2011 (f)	2,300		2,267		Diversified Operations (0.25%)
Citibank Credit Card Master Trust I					Capmark Financial Group Inc
2.99%, 3/10/2011 (f)	1,875		1,858		3.37%, 5/10/2010 (f)	3,450		2,450
Discover Card Master Trust					Noble Group Ltd
5.65%, 3/16/2020	2,525		2,356		8.50%, 5/30/2013 (c)	2,600		2,574
First USA Credit Card Master Trust					Susser Holdings LLC
2.82%, 4/18/2011 (f)	3,650		3,650		10.63%, 12/15/2013	1,900		1,872

								6,896

			Schedule of Investments
	Bond & Mortgage Securities Fund
			July 31, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Drug Delivery Systems (0.07%)					Electric - Integrated (continued)
Hospira Inc					Ohio Power Co
3.28%, 3/30/2010 (f)(g)	$2,000		$1,923		2.97%, 4/ 5/2010 (f)(g)	$2,870		$2,809
					Oncor Electric Delivery Co
Electric - Generation (0.43%)					6.38%, 5/ 1/2012	770		772
AES Corp/The					Pacificorp
8.75%, 5/15/2013 (c)	715		742		5.65%, 7/15/2018	4,000		3,961
CE Casecnan Water & Energy					6.35%, 7/15/2038	2,000		1,956
11.95%, 11/15/2010	683		700		PPL Energy Supply LLC
CE Generation LLC					6.40%, 11/ 1/2011	50		51
7.42%, 12/15/2018	966		968		PSEG Power LLC
Edison Mission Energy					3.75%, 4/ 1/2009	2,750		2,748
7.00%, 5/15/2017	340		321		Public Service Co of Oklahoma
7.20%, 5/15/2019	2,250		2,115		6.63%, 11/15/2037	1,845		1,715
Elwood Energy LLC					Sierra Pacific Power Co
8.16%, 7/ 5/2026	1,450		1,401		6.25%, 4/15/2012	3,100		3,169
Indiantown Cogeneration LP					Southern California Edison Co
9.26%, 12/15/2010	2,097		2,157		2.95%, 2/ 2/2009 (f)(g)	1,325		1,324
Korea East-West Power Co Ltd					TECO Energy Inc
4.88%, 4/21/2011 (c)	280		279		4.87%, 5/ 1/2010 (f)	1,500		1,463
System Energy Resources Inc					Texas Competitive Electric Holdings Co
6.20%, 10/ 1/2012	175		176		10.25%, 11/ 1/2015 (c)	3,510		3,510
Tenaska Gateway Partners Ltd					Transelec SA
6.05%, 12/30/2023 (c)	2,597		2,494		7.88%, 4/15/2011	650		697
Tenaska Oklahoma					Union Electric Co
6.53%, 12/30/2014 (c)	369		357		4.65%, 10/ 1/2013	2,300		2,176
Tenaska Virginia Partners LP					Virginia Electric and Power Co
6.12%, 3/30/2024 (c)	472		474		4.50%, 12/15/2010	325		327

			12,184					46,862

Electric - Integrated (1.67%)					Electronic Components - Miscellaneous (0.25%)
Alabama Power Co					Communications & Power Industries Inc
2.83%, 8/25/2009 (f)	1,000		1,000		8.00%, 2/ 1/2012	500		481
Arizona Public Service Co					Flextronics International Ltd
6.50%, 3/ 1/2012	2,830		2,859		6.50%, 5/15/2013	1,415		1,344
5.80%, 6/30/2014	1,770		1,687		Jabil Circuit Inc
6.25%, 8/ 1/2016	2,100		2,013		5.88%, 7/15/2010	2,570		2,506
Baltimore Gas & Electric Co					NXP BV/NXP Funding LLC
5.90%, 10/ 1/2016	1,230		1,181		5.54%, 10/15/2013 (f)	1,715		1,346
Commonwealth Edison Co					9.50%, 10/15/2015 (b)	1,760		1,219

6.15%, 3/15/2012	1,400		1,435					6,896

4.70%, 4/15/2015	2,740		2,547
					Electronic Components - Semiconductors (0.17%)
Entergy Gulf States Inc					Freescale Semiconductor Inc
3.43%, 12/ 8/2008 (c)(f)	732		732		6.65%, 12/15/2014 (f)	750		587
Entergy Louisiana LLC					8.88%, 12/15/2014	2,955		2,504
5.83%, 11/ 1/2010	350		349
					National Semiconductor Corp
Florida Power Corp					3.03%, 6/15/2010 (f)(g)	1,725		1,654

5.65%, 6/15/2018	1,270		1,283
Georgia Power Co								4,745

2.90%, 2/17/2009 (f)	2,650		2,648		Electronic Measurement Instruments (0.15%)
Integrys Energy Group Inc					Agilent Technologies Inc
7.00%, 11/ 1/2009	1,540		1,583		6.50%, 11/ 1/2017	4,285		4,174
Mirant Americas Generation LLC
8.30%, 5/ 1/2011	850		867

			Schedule of Investments
	Bond & Mortgage Securities Fund
			July 31, 2008 (unaudited)

	Principal						Principal
	Amount		Value				Amount	Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Electronics - Military (0.07%)					Finance - Credit Card (0.35%)
L-3 Communications Corp					American Express Credit Corp
7.63%, 6/15/2012	$2,000		$2,025		5.88%, 5/ 2/2013	$4,650		$4,566
					Capital One Bank USA NA
Export & Import Bank (0.03%)					5.00%, 6/15/2009	2,165		2,161
Export-Import Bank Of Korea					6.50%, 6/13/2013	2,800		2,607
4.50%, 8/12/2009	740		741		5.13%, 2/15/2014	425		394

								9,728

Fiduciary Banks (0.16%)
Bank of New York Mellon Corp/The					Finance - Investment Banker & Broker (4.76%)
4.50%, 4/ 1/2013	4,365		4,200		Bear Stearns Cos Inc/The
4.95%, 3/15/2015	210		202		3.06%, 7/16/2009 (f)(g)	4,720		4,710

			4,402		5.30%, 10/30/2015	3,290		3,056

					Citigroup Inc
Finance - Auto Loans (0.45%)					5.30%, 10/17/2012	1,000		970
Ford Motor Credit Co LLC					8.40%, 4/29/2049	7,270		6,225
7.38%, 10/28/2009	700		638
					Credit Suisse USA Inc
4.36%, 1/15/2010 (f)	4,500		3,847		3.03%, 1/15/2010 (f)	1,500		1,483
9.75%, 9/15/2010 (f)	1,250		1,079		Goldman Sachs Group Inc/The
9.88%, 8/10/2011	1,850		1,509		6.65%, 5/15/2009	75		77
5.54%, 1/13/2012 (f)	950		689		2.88%, 3/ 2/2010 (f)	1,500		1,492
7.80%, 6/ 1/2012	1,000		751		3.00%, 8/ 5/2011 (f)	3,500		3,380
GMAC LLC					2.96%, 2/ 6/2012 (f)	2,000		1,902
7.75%, 1/19/2010	500		404		5.25%, 10/15/2013	2,690		2,645
6.88%, 9/15/2011	1,700		1,122		6.45%, 5/ 1/2036	1,160		993
6.00%, 12/15/2011	1,815		1,137		6.75%, 10/ 1/2037	2,310		2,042
6.63%, 5/15/2012	2,190		1,377		Jefferies Group Inc

			12,553		6.45%, 6/ 8/2027	4,520		3,496

Finance - Commercial (0.44%)					6.25%, 1/15/2036	3,880		2,761
CIT Group Inc					JPMorgan Chase & Co
3.03%, 4/27/2011 (f)(g)	6,200		4,609		2.86%, 3/ 9/2009 (f)	2,000		2,000
2.94%, 2/13/2012 (f)	1,850		1,376		6.75%, 2/ 1/2011	2,675		2,775
Textron Financial Corp					5.13%, 9/15/2014	6,000		5,657
2.77%, 2/25/2011 (f)(g)	5,325		5,051		5.25%, 5/ 1/2015	4,265		4,130
6.00%, 2/15/2067 (c)(f)	1,750		1,258		6.40%, 5/15/2038	5,500		5,069

			12,294		7.90%, 4/29/2049 (f)	9,430		8,723

Finance - Consumer Loans (0.63%)					Lazard Group
					7.13%, 5/15/2015	8,100		7,361
American General Finance Corp
3.00%, 8/17/2011 (f)(g)	3,135		2,878		6.85%, 6/15/2017	3,630		3,164
6.90%, 12/15/2017	3,500		2,808		Lehman Brothers Holdings Capital Trust
					5.86%, 11/29/2049	2,035		1,079
HSBC Finance Capital Trust IX
5.91%, 11/30/2035	650		498		Lehman Brothers Holdings Inc
					2.97%, 11/10/2009 (f)	3,000		2,783
HSBC Finance Corp
4.13%, 12/15/2008 (i)	900		899		2.78%, 5/25/2010 (f)	4,225		3,909
3.00%, 11/16/2009 (f)	3,275		3,181		5.63%, 1/24/2013	4,500		4,207
4.13%, 11/16/2009 (i)	1,750		1,738		6.20%, 9/26/2014	1,290		1,187
6.38%, 10/15/2011	110		113		6.50%, 7/19/2017	2,500		2,257
7.00%, 5/15/2012	2,095		2,175		6.75%, 12/28/2017	1,750		1,591
4.75%, 7/15/2013	205		196		6.88%, 5/ 2/2018	5,775		5,421
SLM Corp					7.50%, 5/11/2038	2,855		2,545
2.96%, 7/26/2010 (f)(g)	3,500		3,154		Merrill Lynch & Co Inc

			17,640		3.03%, 2/ 6/2009 (f)	2,275		2,244

					3.00%, 2/ 5/2010 (f)	1,500		1,421

			Schedule of Investments
	Bond & Mortgage Securities Fund
			July 31, 2008 (unaudited)

	Principal						Principal
	Amount		Value				Amount		Value
	(000	's)	(000	's)			(000	's)	(000	's)

BONDS (continued)						BONDS (continued)
Finance - Investment Banker & Broker						Financial Guarantee Insurance (continued)
(continued)						MGIC Investment Corp
Merrill Lynch & Co Inc (continued)						5.63%, 9/15/2011	$980		$852

3.07%, 11/ 1/2011 (f)(g)	$4,650		$4,103						2,367

2.90%, 6/ 5/2012 (f)(g)	2,300		1,984
5.45%, 2/ 5/2013	640		594		Food	- Miscellaneous/Diversified (0.40%)
6.15%, 4/25/2013	6,775		6,461			Corn Products International Inc
						8.45%, 8/15/2009	470		485
6.22%, 9/15/2026	250		199
						General Mills Inc
6.11%, 1/29/2037	1,500		1,116			2.92%, 1/22/2010 (f)(g)	3,575		3,517
7.75%, 5/14/2038	4,165		3,779			8.02%, 2/ 5/2013	5,000		5,615
Morgan Stanley						Kraft Foods Inc
3.07%, 1/15/2010 (f)	3,925		3,810			3.22%, 8/11/2010 (f)	1,640		1,611

3.04%, 1/18/2011 (f)	5,675		5,340						11,228

6.75%, 4/15/2011	640		650
4.75%, 4/ 1/2014	1,915		1,709		Food	- Retail (0.10%)
5.38%, 10/15/2015	1,660		1,490			Ingles Markets Inc

						8.88%, 12/ 1/2011	875		886
			133,990

						Safeway Inc
Finance - Leasing Company (0.09%)						3.16%, 3/27/2009 (f)	1,950		1,941

International Lease Finance Corp									2,827

3.19%, 1/15/2010 (f)	2,000		1,889
5.65%, 6/ 1/2014	870		744			Forestry (0.05%)

						Weyerhaeuser Co
			2,633			6.75%, 3/15/2012	1,440		1,483

Finance - Mortgage Loan/Banker (0.66%)
Countrywide Financial Corp					Gas	- Distribution (0.07%)
3.08%, 12/19/2008 (f)	4,165		4,103			Sempra Energy
4.50%, 6/15/2010	3,995		3,757			4.75%, 5/15/2009	675		678
5.80%, 6/ 7/2012	3,785		3,551			Southern Union Co
6.25%, 5/15/2016 (b)	2,095		1,805			6.15%, 8/16/2008	1,315		1,315

Countrywide Home Loans Inc									1,993

5.63%, 7/15/2009	1,775		1,741			Home Equity - Other (3.23%)
Fannie Mae						ACE Securities Corp
5.25%, 1/15/2009 (b)	350		354			2.67%, 8/25/2035 (f)	674		671
7.25%, 1/15/2010 (b)	250		265			2.67%, 9/25/2035 (f)(g)	959		949
6.00%, 5/15/2011 (b)	75		80			Asset Backed Funding Certificates
SLM Student Loan Trust						2.70%, 7/25/2035 (f)	581		572
3.51%, 10/25/2014 (f)	3,000		2,941			Asset Backed Securities Corp Home Equity

			18,597			2.56%, 7/25/2036 (f)(g)	2,847		2,812

						Bear Stearns Asset Backed Securities Trust
Finance - Other Services (0.19%)						3.06%, 3/25/2034 (f)	1,098		958
American Real Estate Partners LP/Finance Corp
8.13%, 6/ 1/2012	1,000		955			2.73%, 9/25/2035 (f)	3,277		3,226
7.13%, 2/15/2013 (b)	835		747			2.62%, 8/25/2036 (f)(g)	7,145		6,055
NYSE Euronext						2.65%, 5/25/2037 (f)(g)	3,200		2,805
4.80%, 6/28/2013	3,710		3,670			CDC Mortgage Capital Trust

			5,372			3.32%, 6/25/2034 (f)	637		544

						Citigroup Mortgage Loan Trust Inc
Financial Guarantee Insurance (0.08%)						2.73%, 10/25/2035 (f)(g)	11,681		11,445
AMBAC Financial Group Inc						Countrywide Asset-Backed Certificates
6.15%, 2/15/2037	1,400		319			6.09%, 6/25/2021 (f)	4,000		2,251
MBIA Insurance Corp						First NLC Trust
14.00%, 1/15/2033 (b)(c)(f)	2,175		1,196			2.79%, 5/25/2035 (f)	579		480
						2.76%, 9/25/2035 (f)(g)	4,429		4,318
						2.69%, 12/25/2035 (f)(g)	491		489

			Schedule of Investments
	Bond & Mortgage Securities Fund
			July 31, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Home Equity - Other (continued)					Independent Power Producer (0.11%)
GMAC Mortgage Corp Loan Trust					NRG Energy Inc
5.75%, 10/25/2036	$4,850		$3,549		7.25%, 2/ 1/2014	$3,290		$3,208
5.81%, 10/25/2036	1,825		941
6.05%, 12/25/2037 (f)	3,820		2,132		Insurance Brokers (0.13%)
GSAA Trust					Willis North America Inc
2.60%, 4/25/2047 (f)	8,765		5,763		6.20%, 3/28/2017	3,950		3,679
HSI Asset Securitization Corp Trust
2.60%, 1/25/2037 (f)(g)	6,548		5,038		Investment Companies (0.07%)
Indymac Residential Asset Backed Trust					Xstrata Finance Dubai Ltd
2.70%, 8/25/2035 (f)	620		610		3.04%, 11/13/2009 (c)(f)	2,150		2,102
IXIS Real Estate Capital Trust
2.72%, 9/25/2035 (f)(g)	329		328		Investment Management & Advisory Services (0.15%)
					Ameriprise Financial Inc
JP Morgan Mortgage Acquisition Corp					5.35%, 11/15/2010	55		55
2.72%, 7/25/2035 (f)(g)	2,238		2,205
2.61%, 8/25/2036 (f)	1,850		1,380		7.52%, 6/ 1/2066 (f)	4,720		4,063

Morgan Stanley ABS Capital I								4,118

3.33%, 12/25/2034 (f)	1,500		929		Life & Health Insurance (0.78%)
Morgan Stanley Home Equity Loans					Great West Life & Annuity Insurance Co
2.63%, 2/25/2036 (f)	9,990		8,840		7.15%, 5/16/2046 (c)(f)	2,855		2,357
New Century Home Equity Loan Trust					Hartford Life Global Funding Trusts
2.75%, 3/25/2035 (f)	85		73		2.95%, 9/15/2009 (f)	3,475		3,474
Option One Mortgage Loan Trust					Lincoln National Corp
3.51%, 5/25/2034 (f)	1,250		1,058		2.90%, 4/ 6/2009 (f)(g)	4,200		4,183
3.46%, 2/25/2035 (f)	600		493		5.65%, 8/27/2012	865		859
2.91%, 3/25/2037 (f)	4,325		449		6.05%, 4/20/2067 (f)	1,345		1,082
Residential Asset Securities Corp					New York Life Global Funding
3.61%, 3/25/2035 (f)	476		232		4.65%, 5/ 9/2013 (c)	3,125		3,097
2.66%, 5/25/2035 (f)	46		44		Pacific Life Global Funding
2.73%, 7/25/2035 (f)(g)	885		873		3.03%, 6/22/2011 (c)(f)	2,500		2,495
2.61%, 9/25/2036 (f)	7,900		6,068		StanCorp Financial Group Inc
Saxon Asset Securities Trust					6.88%, 10/ 1/2012	1,065		1,057
4.16%, 3/25/2035 (f)	1,127		808		Stingray Pass-Through Trust
Soundview Home Equity Loan Trust					5.90%, 1/12/2015 (c)(h)	3,000		450
2.55%, 7/25/2036 (f)(g)	2,963		2,916		Sun Life Financial Global Funding LP
Specialty Underwriting & Residential Finance					3.04%, 7/ 6/2010 (c)(f)	1,750		1,742
2.97%, 2/25/2035 (f)	677		575		Unum Group
2.69%, 3/25/2036 (f)	354		351		5.86%, 5/15/2009	1,050		1,060

WAMU Asset-Backed Certificates								21,856

2.63%, 5/25/2037 (f)	4,000		3,102		Machinery - Farm (0.03%)
2.63%, 7/25/2047 (f)	6,850		3,999		Case New Holland Inc
Wells Fargo Home Equity Trust					7.13%, 3/ 1/2014	1,000		968
2.96%, 4/25/2034 (f)	673		544

			90,875		Machinery - General Industry (0.03%)

					Manitowoc Co Inc/The
Home Equity - Sequential (0.25%)					7.13%, 11/ 1/2013	300		281
BNC Mortgage Loan Trust
2.63%, 7/25/2037 (f)	4,405		2,367		Stewart & Stevenson LLC
					10.00%, 7/15/2014	475		463

Countrywide Asset-Backed Certificates
5.39%, 4/25/2036	3,846		2,300					744

5.51%, 8/25/2036	3,235		2,102		Machinery - Material Handling (0.04%)
Residential Asset Securities Corp					Columbus McKinnon Corp/NY
4.70%, 10/25/2031	286		285		8.88%, 11/ 1/2013	1,100		1,139

			7,054

			Schedule of Investments
		Bond & Mortgage Securities Fund
			July 31, 2008 (unaudited)

		Principal						Principal
		Amount	Value					Amount	Value
	(000	's)	(000	's)			(000	's)	(000	's)

BONDS (continued)						BONDS (continued)
Medical - Drugs (0.31%)						Medical Instruments (0.12%)
Angiotech Pharmaceuticals Inc						Boston Scientific Corp
6.43%, 12/ 1/2013 (f)	$1,800		$1,602			6.00%, 6/15/2011	$1,515		$1,496
Elan Finance PLC/Elan Finance Corp						6.40%, 6/15/2016	1,841		1,767

6.81%, 12/ 1/2013 (f)	2,570		2,339						3,263

Schering-Plough Corp
5.55%, 12/ 1/2013 (f)	4,785		4,812		Medical Laboratory & Testing Service (0.02%)

			8,753			Quest Diagnostics Inc

						6.40%, 7/ 1/2017	595		587
Medical - HMO (1.12%)
Aetna Inc						Medical Products (0.09%)
6.75%, 12/15/2037	3,740		3,487			Covidien International Finance SA
Centene Corp						6.55%, 10/15/2037	2,740		2,661
7.25%, 4/ 1/2014	750		709
Cigna Corp					Metal	- Diversified (0.21%)
7.00%, 1/15/2011	175		180			Falconbridge Ltd
6.35%, 3/15/2018	1,000		992			7.35%, 6/ 5/2012	500		521
Coventry Health Care Inc						5.38%, 6/ 1/2015	640		591
5.88%, 1/15/2012	3,042		2,949			Freeport-McMoRan Copper & Gold Inc
6.30%, 8/15/2014	2,500		2,341			8.25%, 4/ 1/2015	3,000		3,128
5.95%, 3/15/2017	1,725		1,509			8.38%, 4/ 1/2017	900		943
Health Net Inc						Xstrata Canada Corp
6.38%, 6/ 1/2017	2,390		2,043			7.25%, 7/15/2012	630		658

Humana Inc									5,841

6.45%, 6/ 1/2016	325		309			Miscellaneous Manufacturers (0.02%)
7.20%, 6/15/2018	6,035		5,856			Trimas Corp
UnitedHealth Group Inc						9.88%, 6/15/2012	700		618
5.50%, 11/15/2012	3,300		3,241
4.88%, 2/15/2013	2,355		2,281			Money Center Banks (0.26%)
6.88%, 2/15/2038	1,235		1,122			Comerica Capital Trust II
WellPoint Inc						6.58%, 2/20/2037	2,705		1,656
5.85%, 1/15/2036	2,605		2,131			Rabobank Capital Funding Trust
6.38%, 6/15/2037	2,775		2,464			5.25%, 12/29/2049 (c)(f)	2,580		2,162

			31,614			Unicredit Luxembourg Finance SA

						6.00%, 10/31/2017 (c)	3,600		3,374

Medical - Hospitals (0.17%)									7,192

Community Health Systems Inc
8.88%, 7/15/2015	2,210		2,227			Mortgage Backed Securities (21.86%)
HCA Inc						ACT Depositors Corp
6.75%, 7/15/2013	1,200		1,044			2.76%, 9/22/2041 (f)(h)	6,249		3,749
9.25%, 11/15/2016	1,480		1,524			Adjustable Rate Mortgage Trust

			4,795			3.03%, 2/25/2035 (f)	426		339

						2.74%, 6/25/2035 (f)(g)	1,890		1,168
Medical - Outpatient & Home Medical Care (0.11%)						5.09%, 11/25/2035 (f)	1,600		1,219
Select Medical Corp						2.73%, 8/25/2036 (f)(g)	6,297		1,790
7.63%, 2/ 1/2015 (b)	3,665		3,161
						Banc of America Commercial Mortgage Inc
Medical - Wholesale Drug Distribution (0.21%)						0.25%, 7/10/2042	258,939		2,212
AmerisourceBergen Corp						0.11%, 7/10/2043 (c)(f)	158,634		1,544
5.63%, 9/15/2012	2,175		2,167			4.97%, 7/10/2043	1,890		1,442
Cardinal Health Inc						5.93%, 5/10/2045 (f)	4,225		4,017
3.05%, 10/ 2/2009 (f)	3,800		3,739			5.33%, 9/10/2045	4,775		4,733

			5,906			5.31%, 10/10/2045 (f)	3,920		3,855

						5.68%, 7/10/2046 (f)	3,750		3,390
						5.45%, 1/15/2049	5,750		5,234

			Schedule of Investments
	Bond & Mortgage Securities Fund
			July 31, 2008 (unaudited)

	Principal						Principal
	Amount		Value				Amount	Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
Banc of America Commercial Mortgage Inc					Countrywide Alternative Loan Trust (continued)
(continued)					4.60%, 7/20/2035 (f)	$1,050		$654
5.67%, 1/15/2049 (c)(f)	$1,335		$761		2.88%, 12/25/2035 (f)(g)	4,243		2,243
5.87%, 4/10/2049 (f)	9,250		8,602		2.63%, 6/25/2036 (f)(g)	9,400		4,043
5.84%, 6/10/2049 (f)	14,850		13,719		2.74%, 6/25/2036 (f)(g)	6,628		1,803
5.84%, 6/10/2049 (f)	800		702		Countrywide Asset-Backed Certificates
5.49%, 2/10/2051	13,000		11,788		2.74%, 11/25/2035 (f)	713		690
5.94%, 2/10/2051 (f)	8,000		7,440		2.73%, 1/25/2036 (f)	4,967		4,668
Banc of America Funding Corp					Countrywide Home Loan Mortgage Pass
2.54%, 7/20/2036 (f)	1,028		943		Through Certificates
2.74%, 7/20/2036 (f)(g)	7,305		2,080		4.59%, 12/19/2033 (f)	1,000		957
2.64%, 4/25/2037 (f)(g)	3,200		1,395		2.66%, 4/25/2046 (f)(g)	6,656		4,036
Banc of America Mortgage Securities Inc					2.76%, 4/25/2046 (f)(g)	9,712		4,027
4.11%, 6/25/2034 (f)	4,250		4,132		Credit Suisse Mortgage Capital Certificates
Bear Stearns Adjustable Rate Mortgage Trust					6.02%, 6/15/2038 (f)	2,990		2,879
3.58%, 6/25/2034 (f)	855		845		5.91%, 6/15/2039 (f)	3,600		3,345
4.75%, 8/25/2035 (f)	1,698		1,473		0.58%, 9/15/2039	75,485		1,752
Bear Stearns Alt-A Trust					5.47%, 9/15/2039	2,700		2,520
2.74%, 7/25/2035 (f)	430		182		5.54%, 9/15/2039 (f)	6,000		4,841
2.62%, 11/25/2036 (f)(g)	1,085		466		6.00%, 9/15/2039 (f)	8,450		6,614
2.63%, 4/25/2037 (f)(g)	875		323		0.09%, 12/15/2039	20,149		278
Bear Stearns Asset Backed Securities Trust					0.67%, 12/15/2039 (f)	90,799		2,448
2.69%, 4/25/2036 (f)(g)	3,165		2,838		5.38%, 2/15/2040 (f)	7,650		6,943
Bear Stearns Commercial Mortgage Securities					5.69%, 9/15/2040 (f)	5,300		4,879
Inc
0.49%, 5/11/2039 (c)(f)	6,216		75		5.87%, 9/15/2040	12,150		10,754
3.24%, 2/11/2041	320		319		6.43%, 2/15/2041 (c)(f)	2,800		2,538
Bear Stearns Mortgage Funding Trust					CS First Boston Mortgage Securities Corp
2.67%, 7/25/2036 (f)(g)	8,933		5,547		1.09%, 3/15/2036 (c)(f)	8,453		145
Bella Vista Mortgage Trust					0.23%, 5/15/2036 (c)(f)	10,583		81
2.76%, 1/22/2045 (f)(g)	1,461		1,332		0.58%, 7/15/2036 (c)(f)	12,476		158
2.71%, 5/20/2045 (f)	821		552		5.11%, 7/15/2036 (f)	2,450		2,333
Chase Commercial Mortgage Securities Corp					0.19%, 11/15/2037 (c)(f)	22,366		375
7.32%, 10/15/2032	3,926		4,053		7.73%, 9/15/2041 (f)	470		486
Chase Mortgage Finance Corp					CW Capital Cobalt Ltd
5.43%, 3/25/2037 (f)	10,046		9,084		5.17%, 8/15/2048	5,220		5,103
Citigroup Commercial Mortgage Trust					Deutsche ALT-A Securities Inc Alternate
0.52%, 10/15/2049 (f)	68,833		1,462		2.64%, 4/25/2036 (f)	8,275		3,043
Citigroup/Deutsche Bank Commercial					Fannie Mae
Mortgage Trust					1.24%, 10/25/2011 (f)(h)	105,639		2,679
0.43%, 10/15/2048 (f)	113,721		2,063		2.76%, 2/25/2018 (f)	775		777
0.05%, 12/11/2049 (c)(f)	120,816		899		2.71%, 11/25/2022 (f)	1,039		1,026
0.34%, 12/11/2049 (f)	97,027		1,370		2.66%, 1/25/2023 (f)	1,322		1,303
0.38%, 12/11/2049 (c)(f)	227,703		4,560		2.76%, 2/25/2032 (f)	1,875		1,854
Commercial Mortgage Load Trust					2.71%, 3/25/2035 (f)	892		876
6.22%, 9/10/2017 (f)	9,760		9,271
					6.50%, 2/25/2047	1,910		1,997
Commercial Mortgage Pass Through Certificates
5.22%, 5/10/2043 (f)	2,000		1,558		Fannie Mae Whole Loan
					2.66%, 5/25/2035 (f)	1,859		1,756
0.07%, 12/10/2046 (c)(f)	61,258		608
					First Union National Bank Commercial
5.25%, 12/10/2046	3,500		3,429		Mortgage Securities Inc
Countrywide Alternative Loan Trust					8.09%, 5/17/2032	700		732
2.68%, 5/25/2035 (f)	27		17		6.14%, 2/12/2034	150		152

			Schedule of Investments
	Bond & Mortgage Securities Fund
			July 31, 2008 (unaudited)

	Principal						Principal
	Amount		Value				Amount	Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
Freddie Mac					Indymac Index Mortgage Loan Trust (continued)
2.76%, 6/15/2018 (f)	$1,013		$1,000		2.79%, 4/25/2035 (f)	$451		$197
2.91%, 6/15/2023 (f)	1,393		1,370		2.72%, 6/25/2035 (f)(g)	5,837		3,956
2.86%, 7/15/2023 (f)(g)	9,845		9,635		5.28%, 7/25/2035 (f)	5,978		1,947
2.81%, 2/15/2030 (f)	867		869		2.76%, 8/25/2035 (f)	1,159		718
2.81%, 5/15/2030 (f)	737		724		2.64%, 1/25/2037 (f)(g)	3,744		1,204
5.50%, 9/15/2031 (f)	5,025		4,968		2.70%, 6/25/2037 (f)	6,800		4,550
GE Capital Commercial Mortgage Corp					JP Morgan Alternative Loan Trust
0.23%, 5/10/2014	161,245		1,542		2.61%, 3/25/2037 (f)	7,458		3,007
5.61%, 4/10/2017 (f)	7,360		6,436		JP Morgan Chase Commercial Mortgage
0.55%, 3/10/2040 (c)(f)	18,579		232		Securities
Ginnie Mae					0.48%, 10/12/2035 (c)(f)	23,870		694
4.51%, 10/16/2028 (f)	2,972		2,974		5.02%, 1/12/2037	755		646
3.96%, 6/16/2031	3,701		3,648		5.29%, 9/12/2037 (f)	1,300		997
1.10%, 2/16/2047 (f)	29,736		1,509		0.55%, 10/12/2037 (c)(f)	37,684		1,340
0.85%, 3/16/2047 (f)	25,867		1,386		1.10%, 1/12/2039 (c)(f)	8,811		199
GMAC Commercial Mortgage Securities Inc					5.63%, 6/12/2041 (f)	4,005		3,576
0.79%, 3/10/2038 (c)(f)	8,905		159		0.26%, 1/15/2042 (c)(f)	24,870		339
Greenpoint Mortgage Funding Trust					5.59%, 5/12/2045 (f)	2,765		2,477
2.73%, 6/25/2045 (f)	714		412		5.44%, 5/15/2045 (f)	4,825		4,274
2.76%, 6/25/2045 (f)	626		416		5.62%, 5/15/2045 (f)	1,350		909
Greenwich Capital Commercial Funding Corp					5.30%, 5/15/2047 (f)	5,255		5,142
5.48%, 2/10/2017	2,443		2,120		6.01%, 6/15/2049 (f)	7,765		6,893
0.27%, 6/10/2036 (c)(f)	90,594		657		6.20%, 2/12/2051 (c)	3,005		2,170
6.11%, 7/10/2038 (f)	3,320		3,068		6.30%, 2/12/2051 (f)	4,000		3,190
0.32%, 3/10/2039 (c)(f)	67,703		1,187		0.63%, 2/15/2051 (f)	119,815		2,652
5.51%, 3/10/2039	3,775		2,902		5.88%, 2/15/2051	4,655		4,341
5.74%, 12/10/2049	3,300		3,046		JP Morgan Mortgage Trust
GS Mortgage Securities Corp II					5.30%, 7/25/2035	2,184		2,037
0.67%, 11/10/2039 (c)	37,901		1,195		4.95%, 11/25/2035 (f)	6,840		6,205
5.56%, 11/10/2039 (f)	7,190		6,758		5.29%, 4/25/2036 (f)	1,512		1,486
5.80%, 8/10/2045 (f)	6,300		5,887		5.81%, 6/25/2036 (f)	4,289		3,991
5.99%, 8/10/2045 (f)	3,765		3,349		5.81%, 6/25/2036 (f)	1,825		1,426
GSR Mortgage Loan Trust					5.97%, 6/25/2036 (f)	1,210		1,143
2.64%, 12/25/2035 (f)(g)	784		767		5.95%, 8/25/2036 (f)	8,600		6,581
2.72%, 8/25/2046 (f)(g)	4,254		1,536		6.00%, 8/25/2036 (f)	2,741		2,523
Harborview Mortgage Loan Trust					5.56%, 10/25/2036 (f)	9,732		7,384
2.70%, 5/19/2047 (f)(g)	7,198		4,496
Impac CMB Trust					5.70%, 4/25/2037 (f)	2,900		2,620
3.46%, 10/25/2033 (f)	294		213		5.70%, 4/25/2037 (f)	2,895		2,415
3.22%, 1/25/2035 (f)	534		407		LB-UBS Commercial Mortgage Trust
2.77%, 4/25/2035 (f)	526		233		4.90%, 6/15/2026	26		26
2.89%, 4/25/2035 (f)	420		195		6.37%, 12/15/2028	400		409
2.76%, 8/25/2035 (f)	685		324		5.74%, 6/15/2032	3,114		3,136
2.97%, 8/25/2035 (f)	2,031		965		0.57%, 3/15/2034 (c)(f)	48,517		222
2.71%, 4/25/2037 (f)	4,763		3,263		0.45%, 3/15/2036 (c)(f)	7,082		157
Impac Secured Assets CMN Owner Trust					1.05%, 3/15/2036 (c)(f)	5,424		97
2.62%, 3/25/2037 (f)(g)	4,000		1,369		0.66%, 8/15/2036 (c)(f)	9,637		113
Indymac Index Mortgage Loan Trust					5.41%, 9/15/2039 (f)	1,200		1,061
3.06%, 4/25/2034 (f)	248		224		0.49%, 2/15/2040 (f)	14,863		382
2.69%, 4/25/2035 (f)	716		410		5.46%, 2/15/2040 (f)	200		173

			Schedule of Investments
	Bond & Mortgage Securities Fund
			July 31, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
LB-UBS Commercial Mortgage Trust					Residential Accredit Loans Inc (continued)
(continued)					2.65%, 7/25/2037 (f)	$9,239		$6,123
5.48%, 2/15/2040	$3,400		$2,617		Sequoia Mortgage Trust
5.49%, 2/15/2040 (f)	1,505		1,305		3.38%, 2/20/2034 (f)(g)	2,733		2,555
5.56%, 2/15/2040 (f)	4,300		3,309		2.69%, 2/20/2035 (f)	660		560
0.21%, 7/15/2040 (c)	71,938		1,262		Structured Adjustable Rate Mortgage Loan Trust
5.86%, 7/15/2040 (f)	10,399		9,698		4.66%, 7/25/2034 (f)	2,133		2,083
6.45%, 7/17/2040 (f)	3,540		2,581		3.16%, 8/25/2034 (f)	3,145		1,376
6.32%, 4/15/2041 (f)	3,820		3,033		2.71%, 3/25/2035 (f)	110		93
5.87%, 9/15/2045 (f)	4,250		3,958		5.25%, 12/25/2035	1,897		1,518
6.37%, 9/15/2045 (f)	6,525		5,935		5.25%, 2/25/2036 (f)	2,525		2,199
6.46%, 9/15/2045 (f)	2,780		2,038		2.65%, 7/25/2037 (f)(g)	7,661		4,135
Lehman XS Trust					Structured Asset Mortgage Investments Inc
2.68%, 6/25/2047 (f)	10,036		7,725		2.76%, 5/25/2045 (f)	698		371
Luminent Mortgage Trust					2.77%, 9/25/2045 (f)	901		632
2.65%, 5/25/2046 (f)(g)	2,823		1,773		Structured Asset Securities Corp
Merrill Lynch Alternative Note Asset Trust					5.50%, 6/25/2036 (f)	5,000		4,090
2.67%, 4/25/2037 (f)	8,225		3,310		Thornburg Mortgage Securities Trust
Merrill Lynch Mortgage Investors Inc					2.72%, 10/25/2035 (f)	3,438		3,426
2.81%, 8/25/2036 (f)	361		166		Wachovia Bank Commercial Mortgage Trust
Merrill Lynch Mortgage Trust					0.46%, 11/15/2035 (c)	64,573		503
5.78%, 8/12/2016	4,170		3,798		0.42%, 10/15/2041 (c)(f)	51,155		576
5.80%, 5/12/2039 (f)	4,065		4,054		0.25%, 3/15/2042 (c)(f)	89,878		717
0.37%, 2/12/2042 (f)	17,707		189		5.25%, 12/15/2043	3,550		3,430
Merrill Lynch/Countrywide Commercial					5.34%, 12/15/2043 (f)	10,000		9,027
Mortgage Trust					5.48%, 12/15/2043	1,115		769
5.46%, 7/12/2046 (f)	3,995		3,540
					5.60%, 12/15/2043	2,960		1,770
0.54%, 8/12/2048 (f)	40,821		1,226
					4.52%, 5/15/2044	3,665		3,617
6.16%, 8/12/2049 (f)	10,500		9,906
					5.69%, 3/15/2045 (f)	1,569		1,121
0.11%, 12/12/2049 (c)(f)	36,803		438
					5.80%, 7/15/2045	5,000		4,541
0.65%, 12/12/2049 (f)	128,824		3,408
					5.82%, 5/15/2046 (f)	4,000		3,512
5.11%, 12/12/2049 (f)	4,085		3,985
					WaMu Commercial Mortgage Securities Trust
5.39%, 12/12/2049 (c)(f)	2,400		1,599		3.83%, 1/25/2035 (c)	1,286		1,260
Morgan Stanley Capital I					WaMu Mortgage Pass Through Certificates
7.11%, 4/15/2033	88		89		3.10%, 12/25/2027 (f)(g)	5,283		4,597
0.41%, 4/14/2040 (c)(f)	15,288		194		3.80%, 6/25/2034 (f)	1,345		1,322
1.00%, 1/13/2041 (c)(f)	5,942		143		4.68%, 5/25/2035 (f)	945		892
2.68%, 5/24/2043 (c)(f)	4,600		4,378		5.70%, 6/25/2037 (f)	2,232		1,911
0.06%, 12/15/2043 (c)(f)	43,534		470		2.98%, 7/25/2044 (f)	548		522
5.36%, 3/15/2044 (f)	11,700		10,574		2.77%, 1/25/2045 (f)	502		337
2.84%, 8/25/2046 (f)(g)(h)	5,500		2,475		2.83%, 1/25/2045 (f)(g)	947		432
5.81%, 4/12/2049 (f)	4,365		4,025		2.86%, 1/25/2045 (f)(g)	8,031		4,437
5.81%, 4/12/2049	3,800		2,639		2.99%, 1/25/2045 (f)	1,927		582
Morgan Stanley Dean Witter Capital I					2.69%, 4/25/2045 (f)	378		249
6.54%, 2/15/2031	10		10
					2.73%, 4/25/2045 (f)	378		177
0.72%, 4/15/2034 (c)(f)	2,909		13
					2.75%, 7/25/2045 (f)	842		592
Nationslink Funding Corp
7.23%, 6/20/2031	11		11		2.71%, 11/25/2045 (f)	1,032		952
Nomura Asset Acceptance Corp					2.84%, 11/25/2045 (f)(g)	4,622		4,313
2.81%, 2/25/2035 (f)	249		161		2.68%, 8/25/2046 (f)(g)	2,500		2,117
Residential Accredit Loans Inc					Washington Mutual Alternative Mortgage
2.61%, 2/25/2037 (f)	3,247		1,776		2.64%, 1/25/2047 (f)	5,393		1,969

				Schedule of Investments
		Bond & Mortgage Securities Fund
				July 31, 2008 (unaudited)

		Principal							Principal
		Amount		Value					Amount	Value
		(000	's)	(000	's)			(000	's)	(000	's)

BONDS (continued)							BONDS (continued)
Mortgage Backed Securities (continued)							Mutual Insurance (continued)
Wells Fargo Mortgage Backed Securities							Liberty Mutual Group Inc (continued)
2.76%, 1/25/2034 (f)		$1,057		$1,045			10.75%, 6/15/2058 (c)(f)	$1,405		$1,293

4.21%, 3/25/2035 (f)		2,431		2,252						2,918

4.99%, 10/25/2035 (f)		1,674		1,563		Non	-Hazardous Waste Disposal (0.15%)

				615,300			Allied Waste North America Inc

Multi	-Line Insurance (0.80%)						7.88%, 4/15/2013	1,750		1,781
Allstate Corp/The							Oakmont Asset Trust
6.13%, 5/15/2037 (b)(f)		1,400		1,258			4.51%, 12/22/2008 (c)	1,600		1,605
American International Group Inc							Waste Management Inc
5.85%, 1/16/2018		2,250		2,018			5.00%, 3/15/2014	10		9
AXA SA							WCA Waste Corp
6.46%, 12/31/2049 (c)(f)		910		731			9.25%, 6/15/2014	825		817

CNA Financial Corp										4,212

6.00%, 8/15/2011		1,875		1,884			Office Automation & Equipment (0.09%)
Genworth Financial Inc							Xerox Corp
6.15%, 11/15/2066 (f)		2,650		1,993			5.50%, 5/15/2012	1,895		1,862
Hartford Financial Services Group Inc							6.40%, 3/15/2016	775		764

8.13%, 6/15/2068 (f)		3,600		3,457
										2,626

ING Groep NV
5.78%, 12/ 8/2035		3,125		2,595			Office Furnishings - Original (0.05%)
Metropolitan Life Global Funding I							Steelcase Inc
2.96%, 3/17/2009 (c)(f)		1,625		1,624			6.50%, 8/15/2011	1,290		1,311
2.76%, 5/17/2010 (c)(f)		5,750		5,675
XL Capital Ltd						Oil	- Field Services (0.09%)
6.50%, 12/31/2049 (f)		1,885		1,225			Halliburton Co

				22,460			5.50%, 10/15/2010	1,655		1,709

							Key Energy Services Inc
Multimedia (0.90%)							8.38%, 12/ 1/2014 (c)	700		704

News America Inc										2,413

6.65%, 11/15/2037		2,310		2,194
Quebecor Media Inc							Oil & Gas Drilling (0.12%)
7.75%, 3/15/2016		750		692			Transocean Inc
Thomson Reuters Corp							2.87%, 9/ 5/2008 (f)(g)	3,400		3,399
5.95%, 7/15/2013		1,780		1,798
Time Warner Inc						Oil Company - Exploration & Production (1.42%)
2.91%, 11/13/2009 (f)(g)		3,200		3,127			Anadarko Petroleum Corp
Viacom Inc							3.18%, 9/15/2009 (f)	4,075		4,040
3.13%, 6/16/2009 (f)(g)		3,650		3,626			Canadian Natural Resources Ltd
5.75%, 4/30/2011		665		659			5.15%, 2/ 1/2013	2,015		2,009
6.25%, 4/30/2016		5,500		5,246			6.75%, 2/ 1/2039	3,900		3,887
Vivendi							Canadian Oil Sands Ltd
5.75%, 4/ 4/2013 (c)		3,500		3,420			4.80%, 8/10/2009 (c)	1,700		1,709
6.63%, 4/ 4/2018 (c)		4,795		4,676			Chesapeake Energy Corp

							7.63%, 7/15/2013 (b)	2,780		2,829
				25,438

							7.25%, 12/15/2018	1,380		1,352
Music	(0.03%)						Citic Resources Finance Ltd
WMG Acquisition Corp							6.75%, 5/15/2014 (c)	1,250		1,153
7.38%, 4/15/2014		1,200		948			Compton Petroleum Finance Corp
							7.63%, 12/ 1/2013	650		634
Mutual Insurance (0.10%)							Denbury Resources Inc
Liberty Mutual Group Inc							7.50%, 12/15/2015	175		174
7.00%, 3/15/2037 (c)(f)		2,000		1,625			EnCana Corp
							6.30%, 11/ 1/2011	175		179

			Schedule of Investments
	Bond & Mortgage Securities Fund
			July 31, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Oil Company - Exploration & Production					Oil Refining & Marketing (continued)
(continued)					Tesoro Corp (continued)
Forest Oil Corp					6.63%, 11/ 1/2015	$820		$722
7.25%, 6/15/2019 (c)	$975		$917		Valero Energy Corp
Gaz Capital SA					4.75%, 4/ 1/2014	1,500		1,383
7.51%, 7/31/2013 (c)	400		408		6.63%, 6/15/2037	10,500		9,330

Husky Oil Co								14,074

7.55%, 11/15/2016	325		351
KCS Energy Inc					Paper & Related Products (0.06%)
7.13%, 4/ 1/2012	600		576		Rock-Tenn Co
Marathon Oil Canada Corp					9.25%, 3/15/2016 (b)(c)	1,565		1,612
8.38%, 5/ 1/2012	1,530		1,664
Newfield Exploration Co					Pharmacy Services (0.27%)
6.63%, 9/ 1/2014	460		435		Medco Health Solutions Inc
Nexen Inc					7.25%, 8/15/2013	1,450		1,521
5.05%, 11/20/2013	1,960		1,895		7.13%, 3/15/2018	4,185		4,285
7.88%, 3/15/2032	500		541		Omnicare Inc
6.40%, 5/15/2037	1,825		1,691		6.75%, 12/15/2013	250		233
PetroHawk Energy Corp					6.88%, 12/15/2015	1,600		1,464

9.13%, 7/15/2013	2,650		2,683					7,503

7.88%, 6/ 1/2015 (c)	805		779		Physician Practice Management (0.08%)
Petroleum Development Corp					US Oncology Holdings Inc
12.00%, 2/15/2018	1,665		1,765		7.95%, 3/15/2012 (f)	316		253
Pioneer Natural Resources Co					US Oncology Inc
6.65%, 3/15/2017	4,745		4,398		9.00%, 8/15/2012	1,900		1,871

Plains Exploration & Production Co								2,124

7.75%, 6/15/2015	1,300		1,277
Southwestern Energy Co					Pipelines (1.00%)
7.50%, 2/ 1/2018 (c)	890		912		Copano Energy LLC
Swift Energy Co					8.13%, 3/ 1/2016	760		741
7.63%, 7/15/2011	565		562		7.75%, 6/ 1/2018 (c)	835		791
7.13%, 6/ 1/2017	1,090		997		Enbridge Energy Partners LP

			39,817		4.00%, 1/15/2009	388		387

					Holly Energy Partners LP
Oil Company - Integrated (0.19%)					6.25%, 3/ 1/2015	1,000		885
ConocoPhillips Holding Co					MarkWest Energy Partners LP/MarkWest
6.95%, 4/15/2029	100		108		Energy Finance Corp
Petrobras International Finance Co					8.50%, 7/15/2016	1,000		998
8.38%, 12/10/2018	600		698		8.75%, 4/15/2018 (c)	1,870		1,861
Petronas Capital Ltd					National Fuel Gas Co
7.88%, 5/22/2022 (c)	545		652		5.25%, 3/ 1/2013	350		343
Suncor Energy Inc					NGPL PipeCo LLC
6.10%, 6/ 1/2018	3,915		3,920		6.51%, 12/15/2012 (c)	3,500		3,531

			5,378		7.12%, 12/15/2017 (c)	2,800		2,826

Oil Field Machinery & Equipment (0.13%)					Pacific Energy Partners LP
Cameron International Corp					6.25%, 9/15/2015	4,500		4,406
6.38%, 7/15/2018	725		722		Rockies Express Pipeline LLC
7.00%, 7/15/2038	2,935		2,895		5.10%, 8/20/2009 (c)(f)	2,260		2,261

			3,617		Southern Natural Gas Co

					8.00%, 3/ 1/2032	962		1,025
Oil Refining & Marketing (0.50%)					Targa Resources Partners LP
Premcor Refining Group Inc/The					8.25%, 7/ 1/2016 (c)	1,105		1,039
6.75%, 2/ 1/2011	1,675		1,708		TEPPCO Partners LP
Tesoro Corp					7.63%, 2/15/2012	1,080		1,122
6.25%, 11/ 1/2012	1,020		931

				Schedule of Investments
		Bond & Mortgage Securities Fund
				July 31, 2008 (unaudited)

		Principal						Principal
		Amount		Value				Amount	Value
		(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)						BONDS (continued)
Pipelines (continued)						Real Estate Operator & Developer (continued)
Transcontinental Gas Pipe Line Corp						Regency Centers LP
7.00%, 8/15/2011		$4,385		$4,560		8.45%, 9/ 1/2010	$940		$990
Transportadora de Gas del Sur SA						5.88%, 6/15/2017	1,235		1,138

7.88%, 5/14/2017 (c)		1,700		1,309					3,078

				28,085

						Regional Banks (2.24%)
Printing - Commercial (0.04%)						BAC Capital Trust XIII
Cadmus Communications Corp						3.18%, 3/15/2043 (f)	3,640		2,405
8.38%, 6/15/2014		750		615		BAC Capital Trust XIV
Sheridan Group Inc/The						5.63%, 3/15/2043 (f)	2,385		1,688
10.25%, 8/15/2011		650		598		Bank of America Corp

				1,213		2.95%, 8/ 2/2010 (f)	3,290		3,261

Private Corrections (0.10%)						5.65%, 5/ 1/2018	2,540		2,371
Corrections Corp of America						8.00%, 12/29/2049 (f)	7,695		7,099
7.50%, 5/ 1/2011		2,690		2,717		8.13%, 12/29/2049 (f)	6,850		6,372
						Capital One Financial Corp
Property & Casualty Insurance (0.14%)						2.98%, 9/10/2009 (f)(g)	3,500		3,283
Crum & Forster Holdings Corp						5.70%, 9/15/2011	1,570		1,450
7.75%, 5/ 1/2017		1,000		924		First Union Institutional Capital I
Markel Corp						8.04%, 12/ 1/2026	1,000		948
7.35%, 8/15/2034		135		131		Keycorp
Travelers Cos Inc/The						2.56%, 5/26/2009 (f)(g)	3,000		2,920
6.25%, 3/15/2067 (f)		1,730		1,460		6.50%, 5/14/2013	1,665		1,388
WR Berkley Corp						PNC Financial Services Group Inc
6.25%, 2/15/2037		1,820		1,515		8.25%, 5/29/2049 (f)	6,190		5,933

				4,030		PNC Funding Corp

Publishing - Newspapers (0.01%)						2.94%, 1/31/2012 (f)(g)	4,625		4,360
Block Communications Inc						PNC Preferred Funding Trust I
8.25%, 12/15/2015 (c)		350		326		8.70%, 2/28/2049 (c)(f)	2,400		2,320
						SunTrust Preferred Capital I
Publishing - Periodicals (0.08%)						5.85%, 12/31/2049 (f)	1,580		1,055
Dex Media West LLC/Dex Media Finance Co						Wachovia Corp
9.88%, 8/15/2013		500		392		5.63%, 12/15/2008	865		863
Idearc Inc						6.38%, 2/ 1/2009	365		364
8.00%, 11/15/2016		1,200		546		5.50%, 5/ 1/2013	2,500		2,308
Nielsen Finance LLC / Nielsen Finance Corp						5.75%, 2/ 1/2018	3,615		3,087
10.00%, 8/ 1/2014 (c)		1,415		1,426		Wells Fargo & Co

				2,364		3.12%, 8/15/2008	465		465

						2.91%, 8/20/2010 (f)	640		636
Quarrying (0.18%)
						Wells Fargo Capital XIII
Compass Minerals International Inc						7.70%, 12/29/2049 (f)	8,935		8,466

12.00%, 6/ 1/2013 (a)(f)		666		699
Vulcan Materials Co									63,042

4.03%, 12/15/2010 (f)		4,325		4,291		Reinsurance (0.24%)

				4,990		Endurance Specialty Holdings Ltd

						7.00%, 7/15/2034	3,350		2,794
Radio	(0.03%)
						PartnerRe Finance II
Entercom Radio LLC/Entercom Capital Inc						6.44%, 12/ 1/2066 (f)	1,320		1,022
7.63%, 3/ 1/2014		1,000		905
						Platinum Underwriters Finance Inc
Real Estate Operator & Developer (0.11%)						7.50%, 6/ 1/2017	3,170		2,979

Duke Realty LP									6,795

5.63%, 8/15/2011		980		950

				Schedule of Investments
		Bond & Mortgage Securities Fund
				July 31, 2008 (unaudited)

		Principal						Principal
		Amount		Value				Amount		Value
		(000	's)	(000	's)			(000	's)	(000	's)

BONDS (continued)							BONDS (continued)
REITS	- Apartments (0.01%)					REITS	- Warehouse & Industrial (0.22%)
UDR Inc							Prologis
	6.50%, 6/15/2009	$395		$400			2.89%, 8/24/2009 (f)	$4,800		$4,662
							6.63%, 5/15/2018	1,630		1,514

REITS	- Healthcare (0.52%)									6,176

HCP Inc
3.23%, 9/15/2008 (f)(g)		4,500		4,487			Rental - Auto & Equipment (0.35%)
	5.65%, 12/15/2013	2,900		2,611			Erac USA Finance Co
	6.00%, 1/30/2017	1,750		1,445			3.05%, 4/30/2009 (c)(f)(g)	6,350		6,248
Nationwide Health Properties Inc							2.90%, 8/28/2009 (c)(f)	1,900		1,856
	6.50%, 7/15/2011	585		594			7.00%, 10/15/2037 (c)	1,370		1,042
	6.25%, 2/ 1/2013	5,700		5,620			United Rentals North America Inc

				14,757			6.50%, 2/15/2012	880		794

										9,940

REITS	- Hotels (0.13%)
Hospitality Properties Trust							Retail - Apparel & Shoe (0.02%)
	5.13%, 2/15/2015	825		665			Phillips-Van Heusen Corp
	6.30%, 6/15/2016	2,795		2,279			8.13%, 5/ 1/2013	455		458
	6.70%, 1/15/2018	1,005		823			Retail - Automobile (0.03%)

				3,767			Penske Auto Group Inc

REITS	- Mortgage (0.25%)						7.75%, 12/15/2016	1,150		949
iStar Financial Inc
3.12%, 9/15/2009 (f)		2,425		2,052			Retail - Consumer Electronics (0.14%)
3.03%, 3/ 9/2010 (f)		3,425		2,689			Best Buy Co Inc
	5.85%, 3/15/2017	3,500		2,345			6.75%, 7/15/2013 (c)	3,960		4,023

				7,086			Retail - Discount (0.08%)

REITS	- Office Property (0.22%)						Target Corp
Brandywine Operating Partnership LP							5.38%, 6/15/2009	80		81
	5.63%, 12/15/2010	2,325		2,253			Wal-Mart Stores Inc
	5.70%, 5/ 1/2017	1,945		1,615			6.50%, 8/15/2037	2,240		2,252

Highwoods Properties Inc										2,333

	5.85%, 3/15/2017	1,245		1,055			Retail - Drug Store (0.16%)
HRPT Properties Trust							CVS/Caremark Corp
3.38%, 3/16/2011 (f)		1,408		1,343			2.98%, 6/ 1/2010 (f)	4,710		4,610

				6,266

REITS	- Regional Malls (0.16%)						Retail - Restaurants (0.08%)
Simon Property Group LP							Darden Restaurants Inc
	4.60%, 6/15/2010	375		370			6.20%, 10/15/2017	1,690		1,575
	5.30%, 5/30/2013	1,985		1,890			Landry's Restaurants Inc
	6.13%, 5/30/2018	2,500		2,316			9.50%, 12/15/2014	700		677

				4,576						2,252

REITS	- Shopping Centers (0.24%)						Rubber - Tires (0.07%)
							Goodyear Tire & Rubber Co/The
Developers Diversified Realty Corp							6.68%, 12/ 1/2009 (f)	840		832
	5.25%, 4/15/2011	4,580		4,372
	5.38%, 10/15/2012	2,560		2,355			8.63%, 12/ 1/2011	1,000		1,012

				6,727						1,844

REITS	- Single Tenant (0.03%)						Satellite Telecommunications (0.12%)
							Intelsat Subsidiary Holding Co Ltd
National Retail Properties Inc							8.88%, 1/15/2015 (c)	3,355		3,305
	6.88%, 10/15/2017	935		881

			Schedule of Investments
	Bond & Mortgage Securities Fund
			July 31, 2008 (unaudited)

	Principal						Principal
	Amount		Value				Amount		Value
	(000	's)	(000	's)			(000	's)	(000	's)

BONDS (continued)						BONDS (continued)
Savings & Loans - Thrifts (0.12%)						Special Purpose Entity (continued)
Washington Mutual Inc						Williams Cos Inc Credit Linked Certificates
3.09%, 1/15/2010 (f)	$3,750		$3,266			6.12%, 5/ 1/2009 (c)(f)	$1,200		$1,194

5.25%, 9/15/2017	205		129						26,185

			3,395			Specified Purpose Acquisition (0.06%)

Schools (0.03%)						ESI Tractebel Acquisition Corp
Knowledge Learning Corp Inc						7.99%, 12/30/2011	1,518		1,545
7.75%, 2/ 1/2015 (c)	970		883
					Steel	- Producers (0.73%)
Seismic Data Collection (0.04%)						Evraz Group SA
Cie Generale de Geophysique-Veritas						8.88%, 4/24/2013 (c)	1,400		1,361
7.50%, 5/15/2015	1,210		1,198			9.50%, 4/24/2018 (b)(c)	6,750		6,506
						Ispat Inland ULC
Sovereign (0.04%)						9.75%, 4/ 1/2014	2,150		2,293
Mexico Government International Bond						Steel Dynamics Inc
3.49%, 1/13/2009 (f)	1,135		1,135			7.38%, 11/ 1/2012	3,140		3,108
						6.75%, 4/ 1/2015	1,000		940
Special Purpose Banks (0.11%)						7.75%, 4/15/2016 (c)	2,290		2,256
Korea Development Bank						United States Steel Corp
3.19%, 10/20/2009 (f)	760		760			6.05%, 6/ 1/2017	4,345		4,004

2.93%, 4/ 3/2010 (f)(g)	2,335		2,305						20,468

			3,065

						Steel Pipe & Tube (0.03%)
Special Purpose Entity (0.93%)						Mueller Water Products Inc
AGFC Capital Trust I						7.38%, 6/ 1/2017	1,000		820
6.00%, 1/15/2067 (c)(f)	835		656
Axcan Intermediate Holdings Inc						Telecommunication Equipment (0.13%)
9.25%, 3/ 1/2015 (c)	2,000		2,010			Lucent Technologies Inc
BAE Systems Holdings Inc						5.50%, 11/15/2008	1,789		1,785
6.40%, 12/15/2011 (c)	3,305		3,410			Nortel Networks Ltd
5.20%, 8/15/2015 (c)	3,420		3,301			7.04%, 7/15/2011 (f)	450		424
Capital One Capital IV						10.75%, 7/15/2016 (b)(c)	1,575		1,543

6.75%, 2/17/2037	1,640		1,159						3,752

Hawker Beechcraft Acquisition Co LLC
8.50%, 4/ 1/2015	1,300		1,300			Telecommunication Services (0.24%)
John Hancock Global Funding II						Fairpoint Communications Inc
2.96%, 4/ 3/2009 (c)(f)	2,550		2,554			13.13%, 4/ 1/2018 (c)	1,440		1,433
JP Morgan Chase Capital XXII						MasTec Inc
6.45%, 2/ 2/2037	750		606			7.63%, 2/ 1/2017	900		769
QBE Capital Funding II LP						Maxcom Telecomunicaciones SAB de CV
6.80%, 6/29/2049 (c)(e)(f)	1,865		1,536			11.00%, 12/15/2014	915		954
Regency Energy Partners LP/Regency Energy						Qwest Corp
Finance Corp						7.88%, 9/ 1/2011	1,000		985
8.38%, 12/15/2013	1,465		1,494			Telcordia Technologies Inc
Santander Perpetual SA Unipersonal						6.54%, 7/15/2012 (c)(f)	2,020		1,727
6.67%, 10/24/2017 (c)(f)	1,500		1,420			West Corp
SMFG Preferred Capital USD 1 Ltd						9.50%, 10/15/2014	1,000		860

6.08%, 1/29/2049 (c)(f)	2,740		2,234						6,728

Swiss Re Capital I LP						Telephone - Integrated (2.17%)
6.85%, 5/29/2049 (c)(f)	1,925		1,651
						AT&T Corp
Universal City Development Partners						7.30%, 11/15/2011 (f)	2,070		2,201
11.75%, 4/ 1/2010	1,000		1,020
						AT&T Inc
USB Realty Corp						4.95%, 1/15/2013	3,840		3,841
6.09%, 12/22/2049 (c)(f)	985		640
						6.30%, 1/15/2038	4,425		4,163

			Schedule of Investments
	Bond & Mortgage Securities Fund
			July 31, 2008 (unaudited)

	Principal						Principal
	Amount		Value				Amount		Value
	(000	's)	(000	's)			(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Telephone - Integrated (continued)					Tobacco (continued)
AT&T Inc (continued)					Reynolds American Inc
6.40%, 5/15/2038	$5,700		$5,426		7.25%, 6/ 1/2013		$3,950		$4,067
Cincinnati Bell Inc					6.75%, 6/15/2017		975		957

8.38%, 1/15/2014	3,000		2,858						15,393

Deutsche Telekom International Finance
2.98%, 3/23/2009 (f)	3,175		3,157		Tools	- Hand Held (0.11%)
Koninklijke KPN NV					Snap-On Inc
8.00%, 10/ 1/2010	1,075		1,138		2.92%, 1/12/2010 (f)(g)		3,200		3,145
Level 3 Financing Inc
9.25%, 11/ 1/2014	2,200		2,002		Transport - Rail (0.08%)
					CSX Transportation Inc
Qwest Capital Funding Inc					6.25%, 1/15/2023		1,924		1,948
7.00%, 8/ 3/2009	10,245		10,143
					Union Pacific Railroad Co 2003 Pass Through
Qwest Communications International Inc					Certificates
7.50%, 2/15/2014	850		784		4.70%, 1/ 2/2024		178		160

Sprint Nextel Corp									2,108

3.20%, 6/28/2010 (f)	2,500		2,312
6.00%, 12/ 1/2016	2,600		2,191		Transport - Services (0.01%)
Telecom Italia Capital SA					FedEx Corp
3.35%, 2/ 1/2011 (f)	845		813		3.50%, 4/ 1/2009		260		259
3.40%, 7/18/2011 (f)	2,175		2,075
5.25%, 11/15/2013	2,405		2,270		Water	(0.15%)
					Veolia Environnement
6.38%, 11/15/2033	2,610		2,225		5.25%, 6/ 3/2013		4,205		4,201
Telefonica Emisiones SAU
5.98%, 6/20/2011	1,415		1,432		Wire & Cable Products (0.07%)
3.11%, 2/ 4/2013 (a)(e)(f)	2,075		1,956		Coleman Cable Inc
5.86%, 2/ 4/2013 (e)	1,670		1,669		9.88%, 10/ 1/2012		1,250		1,147
Telefonica Europe BV					Superior Essex Communications LLC/Essex
7.75%, 9/15/2010	760		800		Group
Verizon Communications Inc					9.00%, 4/15/2012		850		867

4.35%, 2/15/2013	4,015		3,875						2,014

6.40%, 2/15/2038	1,680		1,567		Wireless Equipment (0.34%)
Windstream Corp					Rogers Communications Inc
8.63%, 8/ 1/2016	2,050		2,076		6.80%, 8/15/2018 (e)		7,470		7,480

			60,974		7.50%, 8/15/2038 (e)		2,090		2,098

Television (0.09%)									9,578

Univision Communications Inc
7.85%, 7/15/2011	1,020		941		TOTAL BONDS			$2,176,408

Videotron Ltee					SENIOR FLOATING RATE INTERESTS (1.33%)
6.88%, 1/15/2014	725		700		Aerospace & Defense (0.06%)
9.13%, 4/15/2018 (c)	735		766		Hawker Beechcraft Inc, Letter of Credit

			2,407		4.80%, 3/26/2014 (f)		107		100

Theaters (0.08%)					Hawker Beechcraft Inc, Term Loan B
					4.80%, 3/26/2014 (f)		1,834		1,702

AMC Entertainment Inc
8.63%, 8/15/2012	900		923						1,802

Cinemark Inc					Auto/Truck Parts & Equipment - Replacement (0.08%)
0.00%, 3/15/2014 (a)(f)	1,250		1,189		Allison Transmission Inc, Term Loan B

			2,112		5.32%, 8/ 7/2014 (f)		2,481		2,223

Tobacco (0.55%)					Cable TV (0.05%)
Philip Morris International Inc					CSC Holdings Inc, Term Loan B
4.88%, 5/16/2013	4,075		3,991		4.21%, 3/30/2013 (f)		1,500		1,419
6.38%, 5/16/2038	6,665		6,378

			Schedule of Investments
	Bond & Mortgage Securities Fund
			July 31, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

SENIOR FLOATING RATE INTERESTS (continued)					SENIOR FLOATING RATE INTERESTS (continued)
Cellular Telecommunications (0.05%)					Satellite Telecommunications (continued)
Alltel Holdings Corp, Term Loan B					Telesat Canada Inc, Term Loan DD
5.21%, 5/31/2015 (f)	$1,489		$1,485		5.68%, 10/31/2014 (f)	$97		$92

								4,664

Data Processing & Management (0.09%)
First Data Corporation, Term Loan B					Telecommunication Services (0.03%)
5.55%, 9/24/2014 (f)	993		911		Fairpoint Communications Inc, Term Loan B
First Data Corporation, Term Loan B1					5.75%, 3/ 8/2015 (f)	1,000		876

5.24%, 12/24/2014 (f)	993		913		TOTAL SENIOR FLOATING RATE INTERESTS	$37,420

First Data Corporation, Term Loan B2					U.S. GOVERNMENT & GOVERNMENT AGENCY
5.39%, 9/24/2014 (f)	744		683		OBLIGATIONS (57.72%)

			2,507		Federal Home Loan Mortgage Corporation

					(FHLMC) (20.46%)
Electric - Integrated (0.14%)					4.50%, 8/ 1/2023 (k)	21,855		20,912
Texas Competitive Electric Holdings Company,					5.00%, 8/ 1/2023 (k)	7,605		7,455
Term Loan B2
6.24%, 8/ 7/2014 (f)	2,280		2,141		5.50%, 8/ 1/2023 (k)	11,740		11,758
Texas Competitive Electric Holdings Company,					5.00%, 8/ 1/2038 (k)	94,550		89,704
Term Loan B3					5.50%, 8/ 1/2038 (k)	188,685		184,440
6.26%, 10/10/2014 (f)	1,985		1,858		6.00%, 8/ 1/2038 (k)	20,000		20,100

			3,999		6.50%, 8/ 1/2038 (k)	360		370

Health Care Services (0.09%)					6.00%, 9/ 1/2038 (k)	90,855		91,054
Community Health Systems Inc, Term Loan B					5.50%, 4/ 1/2009	18		18
4.89%, 7/25/2014 (f)	2,809		2,650		5.50%, 8/ 1/2009	54		55
					4.50%, 12/ 1/2009	550		556
Medical - Hospitals (0.15%)					4.50%, 4/ 1/2011	2,335		2,361
HCA Inc, Term Loan B1					7.00%, 8/ 1/2016	10		11
5.05%, 11/18/2013 (f)	4,474		4,205		6.50%, 6/ 1/2017	480		498
					6.00%, 7/ 1/2017	183		187
Money Center Banks (0.02%)
BE Aerospace Inc, Term Loan B					5.50%, 3/ 1/2018	400		403
5.79%, 7/28/2014 (f)	400		400		5.00%, 5/ 1/2018	3,012		2,987
					5.00%, 10/ 1/2018	1,863		1,848
Property & Casualty Insurance (0.03%)					5.50%, 12/ 1/2018	8		8
Asurion Corp, Term Loan B					5.00%, 1/ 1/2019	2,956		2,931
8.96%, 7/ 7/2015 (f)	1,000		926		6.00%, 3/ 1/2022	501		510
					6.00%, 7/ 1/2023	1,760		1,792
Publishing - Periodicals (0.02%)					5.50%, 6/ 1/2024	786		781
Nielsen Finance LLC / Nielsen Finance Corp,
Term Loan B					5.00%, 2/ 1/2026	10,518		10,199
0.00%, 8/ 9/2013 (f)(j)	500		463		6.00%, 6/ 1/2028	33		34
					6.00%, 1/ 1/2029	13		13
Racetracks (0.17%)					6.50%, 3/ 1/2029	54		56
Penn National Gaming Inc, Term Loan B					6.50%, 3/ 1/2029	9		9
4.47%, 10/ 3/2012 (f)	4,992		4,769		6.50%, 5/ 1/2029	79		82
					7.00%, 12/ 1/2029	29		30
Retail - Building Products (0.18%)
					7.00%, 6/ 1/2030	29		30
HD Supply Inc, Term Loan B
3.72%, 8/30/2012 (f)	5,161		5,032		7.50%, 9/ 1/2030	14		15
					7.50%, 9/ 1/2030	9		9
Satellite Telecommunications (0.17%)					8.00%, 9/ 1/2030	128		139
Panamsat Corp, Term Loan B					8.00%, 11/ 1/2030	-		1
5.29%, 1/ 3/2014 (f)	2,992		2,815		7.00%, 12/ 1/2030	40		42
Telesat Canada Inc, Term Loan B					7.50%, 12/ 1/2030	3		3
5.77%, 9/ 1/2014 (f)	1,844		1,757		7.50%, 1/ 1/2031	53		57

			Schedule of Investments
		Bond & Mortgage Securities Fund
			July 31, 2008 (unaudited)

		Principal					Principal
		Amount	Value				Amount	Value
	(000	's)	(000	's)		(000	's)	(000	's)

U.S. GOVERNMENT & GOVERNMENT AGENCY					U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)					OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation					Federal Home Loan Mortgage Corporation
(FHLMC) (continued)					(FHLMC) (continued)
6.00%, 3/ 1/2031	$97		$99		6.15%, 12/ 1/2036	$5,965		$6,086
7.50%, 3/ 1/2031	20		21		6.51%, 1/ 1/2037 (f)	3,093		3,144
6.00%, 4/ 1/2031	15		16		5.96%, 2/ 1/2037 (f)	2,448		2,492
6.50%, 4/ 1/2031	42		43		6.29%, 4/ 1/2037 (f)	2,441		2,503
6.50%, 6/ 1/2031	4		4		5.64%, 5/ 1/2037	925		938
7.00%, 6/ 1/2031	1		2		6.10%, 5/ 1/2037 (f)	1,122		1,137
6.50%, 9/ 1/2031	44		46		5.57%, 8/ 1/2037 (f)	3,234		3,272

7.00%, 9/ 1/2031	11		12					575,792

6.00%, 12/ 1/2031	475		481		Federal National Mortgage Association (FNMA) (21.51%)
6.50%, 2/ 1/2032	35		36		4.50%, 8/ 1/2023 (k)	35,350		33,870
6.50%, 2/ 1/2032	27		28		5.00%, 8/ 1/2023 (k)	42,300		41,533
7.50%, 2/ 1/2032	28		30		5.50%, 8/ 1/2023 (k)	10,000		10,031
6.50%, 5/ 1/2032	104		107		5.00%, 8/ 1/2038 (k)	119,635		113,579
6.00%, 12/ 1/2032	466		472		5.50%, 8/ 1/2038 (k)	102,400		100,192
6.00%, 2/ 1/2033	366		370		6.00%, 8/ 1/2038 (k)	25,550		25,662
5.50%, 4/ 1/2033	812		798		6.50%, 8/ 1/2038 (k)	5,005		5,138
5.50%, 5/ 1/2033	980		964		5.00%, 9/ 1/2038 (k)	10,635		10,077
5.50%, 10/ 1/2033	803		790		5.50%, 9/ 1/2038 (k)	26,980		26,331
5.50%, 12/ 1/2033	3,494		3,437		6.00%, 9/ 1/2038 (k)	10,010		10,026
6.00%, 12/ 1/2033	812		821		6.00%, 5/ 1/2009	5		5
5.50%, 9/ 1/2034	2,791		2,740		6.00%, 5/ 1/2009	6		6
5.50%, 2/ 1/2035	4,322		4,240		6.00%, 7/ 1/2009	35		35
6.50%, 4/ 1/2035	935		962		6.00%, 7/ 1/2009	16		16
5.00%, 7/ 1/2035	1,635		1,558		5.00%, 3/ 1/2010	431		436
5.00%, 10/ 1/2035	3,227		3,076		6.50%, 4/ 1/2010	12		12
6.50%, 10/ 1/2035	406		418		6.50%, 1/ 1/2011	7		8
6.00%, 8/ 1/2036	1,628		1,639		6.50%, 2/ 1/2011	60		61
6.00%, 10/ 1/2036 (f)	4,391		4,421		6.50%, 3/ 1/2011	87		89
6.50%, 11/ 1/2036	3,629		3,733		6.50%, 7/ 1/2016	14		15
6.00%, 12/ 1/2037 (f)	5,207		5,239		6.50%, 2/ 1/2017	63		66
6.00%, 1/ 1/2038 (f)	1,514		1,523		6.50%, 3/ 1/2017	25		26
6.50%, 1/ 1/2038	3,670		3,774		6.50%, 4/ 1/2017	22		22
6.50%, 2/ 1/2038 (f)	20,832		21,420		6.50%, 8/ 1/2017	390		406
6.50%, 3/ 1/2038	5,574		5,731		5.00%, 9/ 1/2017	779		774
4.64%, 12/ 1/2033 (f)	1,100		1,112		5.50%, 9/ 1/2017	157		158
6.11%, 1/ 1/2034 (f)	429		434		5.50%, 10/ 1/2017	264		268
5.06%, 7/ 1/2034 (f)	312		311		5.00%, 3/ 1/2018	1,284		1,276
6.17%, 8/ 1/2034 (f)	560		574		4.50%, 1/ 1/2020	2,164		2,102
5.66%, 6/ 1/2035 (f)	3,210		3,283		6.00%, 10/ 1/2021	3,554		3,635
4.66%, 8/ 1/2035 (f)	1,447		1,452		6.50%, 5/ 1/2022	36		38
4.83%, 8/ 1/2035 (f)	6,656		6,706		5.50%, 2/ 1/2023	622		619
4.98%, 9/ 1/2035 (f)	4,198		4,236		6.00%, 2/ 1/2023	190		193
5.22%, 11/ 1/2035 (f)	797		805		5.50%, 6/ 1/2023	2,579		2,567
5.36%, 12/ 1/2035 (f)	1,320		1,327		5.50%, 7/ 1/2023	40		40
5.45%, 12/ 1/2035 (f)	234		237		6.50%, 12/ 1/2031	30		31
6.53%, 7/ 1/2036 (f)	4,272		4,355		6.50%, 2/ 1/2032	22		23
6.49%, 8/ 1/2036 (f)	8,606		8,844		6.50%, 2/ 1/2032	51		52
6.52%, 10/ 1/2036 (f)	1,990		2,035		7.00%, 2/ 1/2032	67		70

			Schedule of Investments
		Bond & Mortgage Securities Fund
			July 31, 2008 (unaudited)

		Principal				Principal
		Amount	Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

U.S. GOVERNMENT & GOVERNMENT AGENCY					U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)					OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)					Federal National Mortgage Association (FNMA)
(continued)					(continued)
7.00%, 3/ 1/2032	$169		$178		6.50%, 10/ 1/2036	$6,913		$7,109
6.50%, 4/ 1/2032	27		28		6.50%, 11/ 1/2036	7,861		8,083
6.00%, 5/ 1/2032	54		55		5.93%, 12/ 1/2036 (f)	6,069		6,146
6.50%, 6/ 1/2032	13		13		6.50%, 12/ 1/2036	10,668		10,969
6.50%, 8/ 1/2032	146		151		5.73%, 5/ 1/2037 (f)	4,932		5,002
7.50%, 8/ 1/2032	84		91		6.00%, 6/ 1/2037	3,161		3,180
6.77%, 11/ 1/2032 (f)	319		323		6.50%, 7/ 1/2037	3,000		3,084
6.33%, 12/ 1/2032 (f)	454		461		6.50%, 7/ 1/2037	3,870		3,979
6.22%, 1/ 1/2033 (f)	552		559		6.50%, 11/ 1/2037	5,848		6,012
5.25%, 4/ 1/2033 (f)	522		536		6.50%, 1/ 1/2038	1,839		1,890
4.01%, 5/ 1/2033 (f)	2,856		2,865		6.00%, 2/ 1/2038 (f)	5,577		5,609
5.50%, 7/ 1/2033	1,470		1,447		6.00%, 2/ 1/2038	8,495		8,542
5.68%, 7/ 1/2033 (f)	3,375		3,377		6.00%, 2/ 1/2038 (f)	7,093		7,132
3.55%, 8/ 1/2033 (f)	2,686		2,707		6.00%, 2/ 1/2038	5,402		5,432
5.50%, 9/ 1/2033	2,010		1,979		6.50%, 2/ 1/2038	2,609		2,682
4.40%, 12/ 1/2033 (f)	2,989		2,991		6.00%, 3/ 1/2038	2,219		2,232
4.49%, 12/ 1/2033 (f)	2,403		2,413		6.50%, 3/ 1/2038	2,330		2,395
4.58%, 1/ 1/2034 (f)	2,184		2,238		6.00%, 4/ 1/2038	7,389		7,430
4.01%, 3/ 1/2034 (f)	5,470		5,492		6.00%, 5/ 1/2038	2,495		2,509
3.73%, 5/ 1/2034 (f)	1,853		1,891		6.00%, 5/ 1/2038	1,637		1,646
4.29%, 5/ 1/2034 (f)	398		400		6.00%, 5/ 1/2038	1,641		1,651
4.64%, 5/ 1/2034 (f)	2,396		2,397		6.50%, 5/ 1/2038	1,347		1,384

4.85%, 5/ 1/2034 (f)	2,489		2,562					605,421

4.24%, 6/ 1/2034 (f)	797		800		Government National Mortgage Association
4.31%, 7/ 1/2034 (f)	1,129		1,132		(GNMA) (3.45%)
4.23%, 9/ 1/2034 (f)	7,609		7,684		5.00%, 8/ 1/2038 (k)	9,000		8,691
4.75%, 10/ 1/2034 (f)	511		510		5.50%, 9/ 1/2038 (k)	45,000		44,452
4.43%, 11/ 1/2034 (f)	5,494		5,532		6.00%, 9/ 1/2038 (k)	15,000		15,112
4.29%, 12/ 1/2034 (f)	1,064		1,066		7.00%, 4/15/2031	1		1
4.58%, 3/ 1/2035 (f)	1,203		1,216		7.00%, 6/15/2031	62		67
5.16%, 3/ 1/2035 (f)	9,769		9,984		7.00%, 7/15/2031	12		13
5.33%, 5/ 1/2035 (f)	8,730		8,737		6.00%, 8/15/2031	73		74
5.00%, 7/ 1/2035	1,603		1,529		6.00%, 1/15/2032	24		25
4.38%, 8/ 1/2035 (f)	331		331		6.00%, 2/15/2032	353		358
4.50%, 8/ 1/2035 (f)	650		655		7.00%, 6/15/2032	333		355
5.07%, 8/ 1/2035 (f)	1,610		1,625		6.50%, 10/15/2032	113		117
4.47%, 9/ 1/2035 (f)	716		717		6.50%, 12/15/2032	830		860
5.48%, 2/ 1/2036 (f)	217		218		6.00%, 2/15/2033	162		165
5.51%, 3/ 1/2036 (f)(g)	5,954		6,088		5.00%, 11/15/2033	13,541		13,139
4.99%, 4/ 1/2036 (f)	1,126		1,122		6.00%, 12/15/2033	218		222
6.50%, 4/ 1/2036	1,475		1,516		5.00%, 6/15/2034	327		317
6.00%, 5/ 1/2036	1,193		1,200		6.50%, 3/20/2028	42		43
6.00%, 5/ 1/2036	7,142		7,185		6.00%, 7/20/2028	223		226
5.78%, 6/ 1/2036 (f)	417		423		6.00%, 11/20/2028	207		210
6.50%, 8/ 1/2036	608		625		6.00%, 1/20/2029	218		221
6.50%, 8/ 1/2036	3,152		3,241		6.50%, 5/20/2029	32		33
6.50%, 9/ 1/2036 (f)	12,167		12,511		6.00%, 7/20/2029	56		57
5.39%, 10/ 1/2036 (f)	1,025		1,034		8.00%, 1/20/2031	21		23

				Schedule of Investments
		Bond & Mortgage Securities Fund
				July 31, 2008 (unaudited)

		Principal					Principal
		Amount		Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

U.S. GOVERNMENT & GOVERNMENT AGENCY						REPURCHASE AGREEMENTS (continued)
OBLIGATIONS (continued)						Money Center Banks (0.18%)
Government National Mortgage Association						Deutsche Bank Repurchase Agreement;
(GNMA) (continued)						2.18% dated 07/31/08 maturing 08/01/08
6.50%, 2/20/2032		$18		$19		(collateralized by U.S. Government
6.00%, 11/20/2033		2,759		2,792		Agency Issues; $5,105,000; 0.00% -
5.50%, 5/20/2035		820		812		6.625%; dated 08/01/08 - 07/15/16) (g)	$5,064		$5,034

6.00%, 12/20/2036		8,592		8,676		TOTAL REPURCHASE AGREEMENTS	$46,992

				97,080		Total Investments	$4,051,578

U.S. Treasury (12.30%)						Liabilities in Excess of Other Assets, Net - (43.97)%			(1,237,470)

4.50%, 2/15/2009 (b)		15,000		15,203		TOTAL NET ASSETS - 100.00%	$2,814,108

4.88%, 8/15/2009 (b)		60,000		61,566
3.13%, 11/30/2009 (b)		65,000		65,716
5.00%, 2/15/2011 (b)		27,250		28,793		(a) Non-Income Producing Security
4.50%, 4/30/2012 (b)		65,000		68,397		(b)	Security or a portion of the security was on loan at the end of the period.
4.38%, 8/15/2012 (b)		5,500		5,778		(c)	Security exempt from registration under Rule 144A of the Securities Act
						of 1933. These securities may be resold in transactions exempt from
4.25%, 8/15/2013 (b)		11,100		11,614		registration, normally to qualified institutional buyers. Unless otherwise
4.75%, 5/15/2014 (b)		15,000		16,111		indicated, these securities are not considered illiquid. At the end of the
4.25%, 11/15/2014 (b)		7,675		8,039		period, the value of these securities totaled $248,619 or 8.83% of net
6.25%, 8/15/2023 (b)		15,000		17,773		assets.
						(d) Security is Illiquid
6.00%, 2/15/2026 (b)		37,150		43,283		(e) Security purchased on a when-issued basis.
6.75%, 8/15/2026		3,000		3,777		(f) Variable Rate
6.13%, 8/15/2029		25		30		(g)	Security was purchased with the cash proceeds from securities loans.

				346,080		(h)	Market value is determined in accordance with procedures established in

TOTAL U.S. GOVERNMENT & GOVERNMENT						good faith by the Board of Directors. At the end of the period, the value
AGENCY OBLIGATIONS			$1,624,373			of these securities totaled $14,586 or 0.52% of net assets.

						(i)	Security or a portion of the security was pledged to cover margin
SHORT TERM INVESTMENTS (3.89%)						requirements for futures contracts. At the end of the period, the value of
Commercial Paper (3.89%)						these securities totaled $1,991 or 0.07% of net assets.
Investment in Joint Trading Account; HSBC						(j)	This Senior Floating Rate Note will settle after July 31, 2008, at which
Funding						time the interest rate will be determined.
2.12%, 8/ 1/2008		$54,175		$54,175		(k)	Security was purchased in a "to-be-announced" ("TBA") transaction.
						See Notes to Financial Statements.
Investment in Joint Trading Account;
Prudential Funding
2.12%, 8/ 1/2008		54,175		54,175		Unrealized Appreciation (Depreciation)
						The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Vulcan Materials Co						of investments held by the fund as of the period end were as follows:
2.70%, 8/ 1/2008 (g)		1,251		1,251

				109,601		Unrealized Appreciation	$17,444

TOTAL SHORT TERM INVESTMENTS			$109,601			Unrealized Depreciation			(309,874)

						Net Unrealized Appreciation (Depreciation)			(292,430)
REPURCHASE AGREEMENTS (1.67%)
						Cost for federal income tax purposes			4,344,008
Commercial Banks - Non US (1.49%)						All dollar amounts are shown in thousands (000's)
BNP Paribas Securities Corporation
Repurchase Agreement; 2.19% dated
07/31/08 maturing 08/01/08 (collateralized
by U.S. Government Agency Issues;
$42,277,000	; 0.00% - 6.75%; dated
08/08/08 - 11/27/37) (g)		$42,213		$41,958

Schedule of Investments Bond & Mortgage Securities Fund

July 31, 2008 (unaudited)

	Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Sell:
US 10 Year Note;
September 2008	544	$61,651	$62,467	$(816)

All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Sector				Percent

Mortgage Securities				67.35%
Financial				24.81%
Government				12.39%
Asset Backed Securities				12.04%
Communications				7.90%
Consumer, Non-cyclical				5.69%
Energy				3.48%
Utilities				2.77%
Consumer, Cyclical				2.35%
Basic Materials				2.21%
Industrial				1.94%
Technology				0.74%
Diversified				0.30%
Liabilities in Excess of Other Assets, Net				(43.97%)

TOTAL NET ASSETS				100.00%

Other Assets Summary (unaudited)

Asset Type				Percent

Futures				2.22%

				Schedule of Investments
		California Municipal Fund
				July 31, 2008 (unaudited)

		Principal					Principal
		Amount		Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

TAX	-EXEMPT BONDS (104.31%)					TAX-EXEMPT BONDS (continued)
	California (104.04%)					California (continued)
	Abag Finance Authority for Nonprofit Co					California Rural Home Mortgage Financing
	5.25%, 10/ 1/2026	$1,240		$1,243		Authority GNMA
	Abag Finance Authority for Nonprofit Co ACA					5.40%, 12/ 1/2036	$990		$967
	5.70%, 11/ 1/2013	2,280		2,328		California State Department of Veterans
	Anaheim Public Financing Authority/CA					Affairs/CA
	AMBAC					5.15%, 12/ 1/2027	2,000		1,868
	5.25%, 8/ 1/2013	2,000		2,127		California State Department of Water
	Baldwin Park Public Financing Authority					Resources FGIC
	4.63%, 8/ 1/2016	1,130		1,135		5.00%, 12/ 1/2014	2,955		3,186
	Barstow Redevelopment Agency/CA MBIA					5.25%, 12/ 1/2014	45		50
	7.00%, 9/ 1/2014	1,010		1,139		California State Department of Water
	7.00%, 9/ 1/2014	530		589		Resources FSA
						5.00%, 12/ 1/2018	10		11
	Bay Area Governments Association XLCA
	5.25%, 9/ 1/2029	2,000		1,893		5.00%, 12/ 1/2018	1,660		1,737
	Bay Area Toll Authority AMBAC					California State Department of Water
						Resources MBIA
	7.00%, 4/ 1/2037	3,375		3,375		5.25%, 5/ 1/2015	1,675		1,783
	Bay Area Toll Authority FSA					California State Enterprise Authority
	6.50%, 4/ 1/2039	2,000		2,000		5.30%, 9/ 1/2047	1,200		1,059
	California County TOB Securitization Agency					California State Public Works Board
	0.00%, 6/ 1/2028 (a)(b)	2,000		1,385		5.40%, 10/ 1/2022	3,000		3,021
	5.13%, 6/ 1/2038	2,000		1,505		5.00%, 4/ 1/2023	4,200		4,257
	5.25%, 6/ 1/2045	2,000		1,508		5.50%, 6/ 1/2023	1,980		2,053
	California Educational Facilities Authority					5.00%, 6/ 1/2024	3,000		3,007
	6.63%, 6/ 1/2020	130		141
						5.00%, 6/ 1/2025	1,750		1,746
	California Educational Facilities Authority
	MBIA					California Statewide Communities
	5.10%, 3/ 1/2014	2,000		2,013		Development Authority
						5.00%, 5/15/2020	1,000		974
	California Housing Finance Agency
	5.05%, 8/ 1/2027	2,500		2,288		5.20%, 12/ 1/2029	1,000		1,014
	5.00%, 2/ 1/2028	5,000		4,509		5.13%, 4/ 1/2037 (d)	1,500		1,285
	4.70%, 8/ 1/2036 (c)	3,150		2,540		5.38%, 12/ 1/2037	1,000		923
	4.80%, 8/ 1/2036 (c)	2,500		2,052		5.00%, 7/ 1/2039 (c)	2,500		2,147
	4.88%, 8/ 1/2041 (c)	6,760		5,516		5.00%, 11/15/2043	5,985		5,611
	4.75%, 8/ 1/2042 (c)	8,400		6,652		California Statewide Communities
						Development Authority FNMA
	California Housing Finance Agency AMBAC					4.20%, 10/15/2018	1,490		1,501
	5.10%, 2/ 1/2009	1,000		1,011
						California Statewide Communities
	California Infrastructure & Economic					Development Authority FSA
	Development Bank					5.25%, 10/ 1/2015	1,845		1,971
	5.50%, 10/ 1/2015	1,000		1,047
						California Statewide Communities
	California Infrastructure & Economic					Development Authority MBIA
	Development Bank FGIC					6.50%, 8/ 1/2012	2,005		2,137
	5.00%, 8/15/2018	1,155		1,201
						Carson Redevelopment Agency MBIA
	California Mobilehome Park Financing					5.50%, 10/ 1/2016	1,000		1,102
	Authority/CA
	4.50%, 12/15/2036	1,000		782		Chino Valley Unified School District FSA
						5.25%, 9/ 1/2013	1,240		1,325
	California Pollution Control Financing Authority
	5.00%, 1/ 1/2022	2,000		1,723		Chula Vista Community Facilities District/CA
						5.45%, 9/ 1/2036	1,000		889
	5.13%, 11/ 1/2023	4,500		3,844
						Chula Vista Public Financing Authority/CA
	5.00%, 7/ 1/2027	5,500		4,462		FSA
	California Pollution Control Financing					4.50%, 9/ 2/2013	145		153
	Authority AMBAC					City of Alhambra CA MBIA
	5.85%, 6/ 1/2021	2,500		2,500		6.13%, 9/ 2/2018	5,045		5,308

			Schedule of Investments
	California Municipal Fund
			July 31, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

TAX-EXEMPT BONDS (continued)					TAX-EXEMPT BONDS (continued)
California (continued)					California (continued)
City of Azusa CA					County of San Diego CA (continued)
6.00%, 9/ 1/2026	$2,210		$2,176		5.00%, 9/ 1/2020	$1,000		$954
City of Burbank CA FSA					Desert Hot Springs Redevelopment Agency
5.25%, 5/ 1/2024	3,155		3,276		5.60%, 9/ 1/2038	2,000		1,940
City of Chula Vista CA MBIA					Dinuba Financing Authority/CA
5.00%, 8/ 1/2027	3,000		2,971		5.38%, 9/ 1/2038	1,000		888
City of Hawthorne CA					Eastern Municipal Water District/CA
4.60%, 9/ 1/2021 (c)	1,000		855		5.20%, 9/ 1/2037 (e)	750		624
5.00%, 9/ 1/2030 (c)	5,000		4,163		Emeryville Public Financing Authority/CA
City of Long Beach CA					MBIA
6.88%, 10/ 1/2025	2,000		2,016		5.25%, 9/ 1/2015	1,265		1,355
City of Los Angeles CA AMBAC					5.25%, 9/ 1/2017	1,400		1,490
5.00%, 3/ 1/2022	1,445		1,472		Fairfield Housing Authority/CA
City of Los Angeles CA GNMA					5.63%, 9/ 1/2023	1,215		1,243
6.25%, 9/20/2039	1,000		1,001		Fontana Redevelopment Agency/CA MBIA
City of Modesto CA					5.20%, 9/ 1/2030	1,000		1,001
5.15%, 9/ 1/2036	1,000		828		Foothill Eastern Transportation Corridor
City of Oceanside CA AMBAC					Agency/CA
5.25%, 4/ 1/2016	1,575		1,673		0.00%, 1/15/2026 (a)(b)	9,000		8,338
5.25%, 4/ 1/2018	1,500		1,554		0.00%, 1/15/2030 (a)	20,000		4,914
City of Pacifica CA AMBAC					0.00%, 1/15/2032 (a)	10,000		2,131
5.00%, 10/ 1/2024	1,090		1,111		0.00%, 1/15/2033 (a)	10,000		1,995
City of Pasadena CA					0.00%, 1/15/2034 (a)	10,000		1,868
5.00%, 2/ 1/2033	2,000		1,989		0.00%, 1/15/2036 (a)	10,000		1,616
City of Redding CA MBIA					0.00%, 1/15/2037 (a)	10,000		1,512
9.66%, 7/ 1/2022 (b)	2,135		2,889		0.00%, 1/15/2038 (a)	9,000		1,259
City of Riverside CA MBIA					Fresno Joint Powers Financing Authority FSA
5.50%, 9/ 1/2013	1,100		1,168		5.75%, 6/ 1/2026	2,000		2,095
City of Sacramento CA					Gilroy Unified School District/CA ASSURED
5.00%, 9/ 2/2020	1,020		927		GTY
City of San Jose CA AMBAC					5.00%, 4/ 1/2039	4,000		3,796
5.00%, 3/ 1/2037	5,000		4,522		Golden State Tobacco Securitization Corp/CA
City of San Jose CA FNMA					AMBAC
5.88%, 3/ 1/2033	1,000		978		5.00%, 6/ 1/2013	1,000		1,058
City of Santa Rosa CA FHA					Golden Valley Unified School District/CA FSA
6.70%, 12/ 1/2024	4,040		4,045		5.00%, 8/ 1/2041	3,555		3,565
Coachella Redevelopment Agency					Golden West Schools Financing Authority
5.88%, 12/ 1/2028	2,000		1,881		MBIA
Contra Costa Community College District					5.65%, 2/ 1/2012	685		747
MBIA					Gonzales Redevelopment Agency/CA
5.00%, 8/ 1/2029	5,000		5,041		4.63%, 8/ 1/2011	1,000		1,000
Contra Costa County Public Financing					Hesperia Public Financing Authority/CA XLCA
Authority MBIA					5.00%, 9/ 1/2037	2,875		2,528
5.00%, 6/ 1/2020	2,000		2,065		Hesperia Unified School District/CA
Contra Costa Water District FSA					5.00%, 9/ 1/2030 (e)	1,065		887
5.00%, 10/ 1/2018	1,520		1,587		Hi-Desert Memorial Health Care District
County of Alameda CA MBIA					5.50%, 10/ 1/2015	1,000		1,001
5.38%, 6/ 1/2009	255		260		Highland Redevelopment Agency/CA AMBAC
County of Riverside CA FGIC					5.00%, 12/ 1/2028	3,000		2,940
5.00%, 11/ 1/2018	1,015		1,064		Huntington Beach Union High School
5.00%, 11/ 1/2019	1,105		1,151		District/CA FSA
5.00%, 11/ 1/2025	1,160		1,171		5.00%, 8/ 1/2029	5,000		5,054
County of San Diego CA					Imperial CA FGIC
5.00%, 9/ 1/2016	1,000		1,001		5.00%, 10/15/2020	1,250		1,176

			Schedule of Investments
	California Municipal Fund
			July 31, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

TAX-EXEMPT BONDS (continued)					TAX-EXEMPT BONDS (continued)
California (continued)					California (continued)
Imperial Irrigation District/CA AMBAC					Ontario Redevelopment Financing
5.50%, 7/ 1/2029	$5,000		$5,101		Authority/CA MBIA
Indio Redevelopment Agency/CA					5.25%, 8/ 1/2016	$1,060		$1,125
5.63%, 8/15/2035	2,605		2,616		Orange County Public Financing Authority/CA
Irvine CA					AMBAC
5.00%, 9/ 2/2025	1,125		998		5.38%, 6/ 1/2016	1,000		1,076
5.00%, 9/ 2/2026	1,285		1,150		Oxnard Harbor District/CA
					5.75%, 8/ 1/2020	1,200		1,231
5.00%, 9/ 2/2029	1,500		1,301
					6.00%, 8/ 1/2024	1,000		1,057
Irvine Public Facilities & Infrastructure
Authority/CA AMBAC					Palm Desert Financing Authority MBIA
5.00%, 9/ 2/2020	1,455		1,489		5.00%, 8/ 1/2012	795		836
5.00%, 9/ 2/2021	3,630		3,704		5.00%, 8/ 1/2022	1,280		1,305
5.00%, 9/ 2/2023	2,000		2,034		Perris Public Financing Authority/CA
Irvine Unified School District/CA					5.30%, 10/ 1/2026	2,805		2,572
5.00%, 9/ 1/2026	2,600		2,326		Pomona Public Financing Authority MBIA
La Canada Unified School District MBIA					5.00%, 2/ 1/2021	5,000		5,060
5.50%, 8/ 1/2028	1,825		1,886		Pomona Unified School District/CA MBIA
La Quinta Financing Authority AMBAC					6.15%, 8/ 1/2030	1,000		1,084
5.25%, 9/ 1/2024	1,000		1,028		Port of Oakland FGIC
La Verne Public Financing Authority					5.75%, 11/ 1/2029	5,000		4,951
7.25%, 9/ 1/2026	1,500		1,501		Poway Redevelopment Agency/CA AMBAC
Lake Elsinore Public Financing Authority/CA					5.38%, 6/15/2019	1,000		1,058
5.80%, 9/ 2/2015	1,545		1,562		Rancho Mirage Joint Powers Financing
					Authority/CA
Loma Linda CA					5.00%, 7/ 1/2047 (e)	1,500		1,355
5.00%, 12/ 1/2022	1,000		950
					Riverside County Public Financing Authority
Long Beach Bond Finance Authority AMBAC					5.80%, 5/15/2029	2,100		2,023
5.25%, 11/ 1/2013	1,080		1,152
					Rocklin Unified School District/CA FGIC
5.00%, 8/ 1/2022	410		418		0.00%, 8/ 1/2019 (a)	1,360		758
Los Angeles Community Redevelopment					0.00%, 8/ 1/2020 (a)	1,415		747
Agency/CA MBIA
5.40%, 7/ 1/2024	2,500		2,580		0.00%, 8/ 1/2023 (a)	1,225		530
5.25%, 9/ 1/2026	1,000		984		Sacramento County Public Financing Authority
					ASSURED GTY
Los Angeles Municipal Improvement Corp					5.00%, 12/ 1/2038	3,000		2,847
MBIA
5.50%, 6/ 1/2017	1,045		1,095		Sacramento Municipal Utility District FSA
Los Angeles State Building Authority/CA					5.00%, 8/15/2024	4,000		4,102
MBIA					Saddleback Valley Unified School District/CA
5.63%, 5/ 1/2011	1,500		1,557		FSA
Monrovia Financing Authority AMBAC					5.00%, 8/ 1/2027	3,000		3,037
5.00%, 12/ 1/2037 (e)	1,685		1,617		5.00%, 8/ 1/2029	4,000		4,043
Monterey Peninsula Community College					Salinas Valley Solid Waste Authority/CA
District FGIC					AMBAC
5.00%, 8/ 1/2020	3,000		3,124		5.25%, 8/ 1/2027	1,975		1,868
Morongo Band of Mission Indians					5.25%, 8/ 1/2031	2,000		1,864
5.50%, 3/ 1/2018 (d)	1,925		1,872		San Bernardino Redevelopment Agency
6.50%, 3/ 1/2028 (d)	1,825		1,758		RADIAN
					5.00%, 9/ 1/2018	1,565		1,517
Needles Public Utility Authority/CA
6.50%, 2/ 1/2022	2,785		2,791		San Diego Redevelopment Agency/CA
					6.40%, 9/ 1/2019	1,000		1,015
Oceanside Community Facilities District
5.50%, 9/ 1/2029	1,485		1,328		San Francisco City & County Airports
					Commission FSA-CR FGIC
Ontario Redevelopment Financing					5.00%, 5/ 1/2030	4,000		3,686
Authority/CA AMBAC
5.50%, 8/ 1/2016	1,055		1,131		San Francisco City & County Airports
					Commission MBIA
					5.25%, 5/ 1/2026	4,000		3,813

			29

			Schedule of Investments
	California Municipal Fund
			July 31, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

TAX-EXEMPT BONDS (continued)					TAX-EXEMPT BONDS (continued)
California (continued)					California (continued)
San Jose Financing Authority MBIA					Turlock CA (continued)
5.00%, 9/ 1/2016	$1,200		$1,255		5.38%, 10/15/2034	$1,900		$1,685
San Juan Unified School District/CA MBIA					5.13%, 10/15/2037	1,000		836
5.00%, 8/ 1/2027	3,780		3,835		Tustin Community Facilities District
Santa Maria Redevelopment Agency/CA					5.38%, 9/ 1/2029	1,000		911
AMBAC					Walnut Public Financing Authority/CA
5.00%, 6/ 1/2013	165		175		AMBAC
5.25%, 6/ 1/2015	1,085		1,155		5.38%, 9/ 1/2022	2,305		2,387

Sierra View Local Health Care District/CA								407,010

5.25%, 7/ 1/2032	1,500		1,387
					Virgin Islands (0.27%)
South Gate Public Financing Authority
AMBAC					Virgin Islands Public Finance Authority
5.25%, 9/ 1/2022	2,090		2,120		6.38%, 10/ 1/2019	1,000		1,053

South Gate Public Financing Authority XLCA					TOTAL TAX-EXEMPT BONDS	$408,063

5.00%, 9/ 1/2016	2,295		2,369		Total Investments			408,063
South Tahoe Redevelopment Agency/CA					LIABILITY FOR FLOATING RATE NOTES ISSUED IN
5.00%, 10/ 1/2031	1,000		828		CONJUNCTION WITH SECURITIES HELD (-6.66%)
Southern California Logistics Airport Authority					Notes with interest rates ranging from 2.23%
6.15%, 12/ 1/2043	1,900		1,889		to 2.49% at July 31, 2008 contractual
Stanton CA AMBAC					maturity of collateral from 2013-2046. (f)	(26,051)		(26,051)

5.63%, 8/ 1/2029	860		870
State of California					Total Net Investments	$382,012
4.60%, 12/ 1/2032 (c)	10,650		8,902		Other Assets in Excess of Liabilities, Net - 2.35%			9,206

5.70%, 12/ 1/2032	1,280		1,280		TOTAL NET ASSETS - 100.00%	$391,218

State of California MBIA
6.25%, 9/ 1/2012	2,000		2,181
Stockton-East Water District/CA FGIC					(a) Non-Income Producing Security
5.25%, 4/ 1/2022	1,780		1,685		(b) Variable Rate
Sunnyvale CA AMBAC					(c)	Security or portion of underlying security related to Inverse Floaters
5.50%, 10/ 1/2014	1,000		1,038		entered into by the Fund. See notes.
5.50%, 10/ 1/2016	1,000		1,026		(d)	Security exempt from registration under Rule 144A of the Securities Act
Sweetwater Union High School District FSA					of 1933. These securities may be resold in transactions exempt from
					registration, normally to qualified institutional buyers. Unless otherwise
5.00%, 8/ 1/2029	3,000		3,033		indicated, these securities are not considered illiquid. At the end of the
Sweetwater Union High School District MBIA					period, the value of these securities totaled $4,915 or 1.26% of net
5.00%, 9/ 1/2020	1,225		1,238		assets.
Tejon Ranch Public Facilities Finance Authority					(e)	Security purchased on a when-issued basis.
5.63%, 9/ 1/2037	1,000		906		(f)	Floating rate securities. The interest rate(s) shown reflect the rates in
Temecula Redevelopment Agency/CA MBIA					effect at July 31, 2008.
5.25%, 8/ 1/2036	3,270		3,275
Tobacco Securitization Authority of Northern					Unrealized Appreciation (Depreciation)
California/CA					The net federal income tax unrealized appreciation (depreciation) and federal tax cost
5.38%, 6/ 1/2038	10,000		7,832		of investments held by the fund as of the period end were as follows:
5.50%, 6/ 1/2045	9,080		7,141
Tobacco Securitization Authority of Southern					Unrealized Appreciation	$5,806
California/CA					Unrealized Depreciation			(21,553)

5.00%, 6/ 1/2037	3,000		2,219		Net Unrealized Appreciation (Depreciation)			(15,747)
5.13%, 6/ 1/2046 (c)	13,000		9,575		Cost for federal income tax purposes			397,714
Torrance CA					All dollar amounts are shown in thousands (000's)
6.00%, 6/ 1/2022	1,000		1,038
Tracy Area Public Facilities Financing Agency
MBIA
5.88%, 10/ 1/2013	985		1,058
Turlock CA
5.13%, 10/15/2031	1,000		865

Schedule of Investments California Municipal Fund July 31, 2008 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent

Insured	52.61%
Revenue	36.72%
Revenue - Special Tax	7.69%
Tax Allocation	3.04%
General Obligation	2.61%
Prerefunded	1.13%
Certificate Participation	0.51%
Liability for Floating Rate Notes Issued	(6.66%)
Other Assets in Excess of Liabilities, Net	2.35%

TOTAL NET ASSETS	100.00%

		Schedule of Investments
	Disciplined LargeCap Blend Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (99.77%)				COMMON STOCKS (continued)
Aerospace & Defense (1.97%)				Commercial Banks (continued)
Boeing Co	91,184	$5,572		Cullen/Frost Bankers Inc	154,334	$8,140

General Dynamics Corp	234,709	20,922				39,505

Lockheed Martin Corp	240,691	25,111		Commercial Services - Finance (1.11%)
Rockwell Collins Inc	123,172	6,121		H&R Block Inc	269,817	6,565

		57,726		Mastercard Inc	28,474	6,952

Aerospace & Defense Equipment (1.25%)				Visa Inc	55,688	4,068
Goodrich Corp	156,964	7,713		Western Union Co/The	536,874	14,839

United Technologies Corp	453,848	29,037				32,424

		36,750		Computer Aided Design (0.18%)

Agricultural Chemicals (1.31%)				Autodesk Inc (b)	162,481	5,182
CF Industries Holdings Inc	39,312	6,426
Monsanto Co	179,663	21,400		Computers (4.84%)
Mosaic Co/The	82,543	10,500		Apple Inc (b)	287,052	45,627

		38,326		Hewlett-Packard Co	879,360	39,396

				International Business Machines Corp	444,447	56,880

Agricultural Operations (0.19%)						141,903

Bunge Ltd (a)	56,236	5,563
				Containers - Metal & Glass (0.23%)
Apparel Manufacturers (0.34%)				Owens-Illinois Inc (b)	163,004	6,885
Coach Inc (b)	386,615	9,863
				Cosmetics & Toiletries (2.30%)
Applications Software (1.60%)				Colgate-Palmolive Co	117,609	8,735
Microsoft Corp	1,821,266	46,843		Procter & Gamble Co	897,892	58,794

						67,529

Athletic Footwear (0.41%)
Nike Inc	202,714	11,895		Diversified Financial Services (0.39%)
				IntercontinentalExchange Inc (b)	115,930	11,570
Beverages - Non-Alcoholic (2.45%)
Coca-Cola Co/The	762,045	39,246		Diversified Manufacturing Operations (3.66%)
Pepsi Bottling Group Inc	366,222	10,199		3M Co	60,347	4,248
PepsiCo Inc	337,020	22,432		Cooper Industries Ltd	269,321	11,357

		71,877		General Electric Co	2,204,422	62,363

				Honeywell International Inc	400,835	20,378
Cable TV (0.17%)				Parker Hannifin Corp	143,995	8,882

Comcast Corp	242,079	4,992				107,228

Chemicals - Diversified (0.19%)				Drug Delivery Systems (0.26%)
Celanese Corp	145,345	5,600		Hospira Inc (b)	197,386	7,532

Chemicals - Specialty (0.14%)				E-Commerce - Services (0.37%)
Eastman Chemical Co (a)	69,638	4,176		eBay Inc (b)	427,151	10,751

Coal (0.55%)				Electric - Integrated (2.72%)
Arch Coal Inc (a)	82,559	4,649		American Electric Power Co Inc	313,115	12,368
Massey Energy Co	154,767	11,491		Edison International	366,326	17,708

		16,140		Exelon Corp	15,596	1,226

				FPL Group Inc	275,268	17,763
Commercial Banks (1.35%)
				MDU Resources Group Inc	263,489	8,408
Bancorpsouth Inc (a)	124,473	2,651
				Southern Co	392,077	13,876
Bank of Hawaii Corp (a)	147,224	7,419
				Xcel Energy Inc	424,175	8,509

BB&T Corp (a)	459,982	12,889
						79,858

Commerce Bancshares Inc (a)	192,677	8,406

		Schedule of Investments
	Disciplined LargeCap Blend Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Electric Products - Miscellaneous (1.00%)				Food - Miscellaneous/Diversified (continued)
Ametek Inc	141,048	$6,750		Kellogg Co	348,205	$18,476

Emerson Electric Co	464,042	22,599				31,812

		29,349		Food - Retail (0.71%)

Electronic Components - Miscellaneous (0.37%)				Kroger Co/The	501,649	14,187
Tyco Electronics Ltd	328,009	10,870		SUPERVALU Inc	257,276	6,591

						20,778

Electronic Components - Semiconductors (2.55%)
Altera Corp	456,948	10,030		Food - Wholesale & Distribution (0.40%)
Intel Corp	1,757,845	39,006		Sysco Corp	418,593	11,871
MEMC Electronic Materials Inc (b)	148,301	6,853		Gas - Distribution (0.34%)
National Semiconductor Corp (a)	408,817	8,565		Energen Corp	164,652	9,912
QLogic Corp (a)(b)	478,641	9,018
Texas Instruments Inc	50,909	1,241		Health Care Cost Containment (0.47%)

		74,713		McKesson Corp	247,167	13,839

Electronic Forms (0.58%)
				Instruments - Scientific (0.74%)
Adobe Systems Inc (b)	413,754	17,109
				Thermo Fisher Scientific Inc (b)	360,693	21,829
Electronics - Military (0.29%)
				Internet Security (0.55%)
L-3 Communications Holdings Inc	85,245	8,413
				Symantec Corp (b)	759,964	16,012
Engineering - Research & Development Services (0.48%)
				Life & Health Insurance (0.98%)
Jacobs Engineering Group Inc (a)(b)	183,487	14,191
				Aflac Inc	234,386	13,034
Enterprise Software & Services (1.36%)				Prudential Financial Inc	12,553	866
BMC Software Inc (b)	278,581	9,163		Unum Group	620,023	14,980

Oracle Corp (b)	1,430,163	30,791				28,880

		39,954		Machinery - Farm (0.76%)

Entertainment Software (0.28%)				AGCO Corp (b)	66,171	3,960
Activision Blizzard Inc (b)	224,122	8,064		Deere & Co	259,246	18,189

						22,149

Fiduciary Banks (2.32%)				Machinery - General Industry (0.22%)
Bank of New York Mellon Corp/The	701,254	24,895		Manitowoc Co Inc/The	240,605	6,342
Northern Trust Corp	229,940	17,974
State Street Corp	351,613	25,190		Medical - Biomedical/Gene (1.98%)

		68,059		Amgen Inc (b)	118,346	7,412

Finance - Credit Card (0.09%)				Biogen Idec Inc (a)(b)	219,291	15,298
American Express Co	70,324	2,610		Gilead Sciences Inc (b)	538,955	29,093
				Invitrogen Corp (a)(b)	139,421	6,183

Finance - Investment Banker & Broker (2.63%)						57,986

Citigroup Inc	919,754	17,190		Medical - Drugs (3.08%)
Goldman Sachs Group Inc/The	158,936	29,251		Abbott Laboratories	669,819	37,738
JPMorgan Chase & Co	758,577	30,821		Eli Lilly & Co	357,656	16,849

		77,262		Merck & Co Inc	249,182	8,198

Finance - Other Services (0.17%)				Pfizer Inc	1,257,388	23,476
Nasdaq OMX Group, Inc (a)(b)	182,946	5,080		Wyeth	103,218	4,182

						90,443

Food - Miscellaneous/Diversified (1.08%)
General Mills Inc	207,114	13,336		Medical - Generic Drugs (0.29%)
				Watson Pharmaceuticals Inc (b)	295,362	8,539

		Schedule of Investments
	Disciplined LargeCap Blend Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Medical - HMO (0.55%)				Oil Company - Exploration & Production
Aetna Inc	391,557	$16,058		(continued)
				Questar Corp (a)	282,743	$14,951

Medical Instruments (1.12%)						148,325

Medtronic Inc	262,067	13,845		Oil Company - Integrated (6.75%)
St Jude Medical Inc (b)	410,369	19,115		Chevron Corp	636,194	53,797

		32,960		ConocoPhillips	283,837	23,167

Medical Products (3.63%)				Exxon Mobil Corp	1,284,961	103,349
Baxter International Inc	372,135	25,532		Hess Corp	173,659	17,609

Becton Dickinson & Co	206,203	17,509				197,922

Johnson & Johnson	926,056	63,407		Oil Field Machinery & Equipment (0.81%)

		106,448		National Oilwell Varco Inc (b)	302,598	23,793

Metal - Diversified (0.60%)
Freeport-McMoRan Copper & Gold Inc	181,221	17,533		Pharmacy Services (0.64%)
				Express Scripts Inc (b)	268,090	18,911
Multi-Line Insurance (1.28%)
American International Group Inc	269,624	7,024		Pipelines (0.27%)
Assurant Inc	131,184	7,887		National Fuel Gas Co (a)	157,542	7,844
MetLife Inc	444,360	22,560		Property & Casualty Insurance (1.23%)

		37,471		Chubb Corp	353,927	17,002

Multimedia (1.73%)				Travelers Cos Inc/The	435,353	19,208

News Corp	789,010	11,149				36,210

Time Warner Inc	245,293	3,512		Publicly Traded Investment Fund (0.20%)
Viacom Inc (b)	358,634	10,017		iShares S&P 500 Index Fund/US (a)	46,610	5,922
Walt Disney Co/The	857,247	26,017

		50,695		Regional Banks (2.33%)

Networking Products (1.50%)				Bank of America Corp (a)	877,773	28,879
Cisco Systems Inc (b)	1,993,942	43,847		PNC Financial Services Group Inc	201,654	14,376
				US Bancorp (a)	242,565	7,425
Office Automation & Equipment (0.19%)				Wells Fargo & Co	581,833	17,612

Pitney Bowes Inc	174,199	5,520				68,292

Oil - Field Services (0.83%)				REITS - Apartments (0.23%)
Baker Hughes Inc	70,101	5,812		AvalonBay Communities Inc (a)	66,604	6,641
Schlumberger Ltd	182,253	18,517		REITS - Mortgage (0.22%)

		24,329		Annaly Capital Management Inc (a)	418,262	6,303

Oil & Gas Drilling (0.78%)
Transocean Inc	167,975	22,850		REITS - Office Property (0.43%)
				Boston Properties Inc	130,047	12,509
Oil Company - Exploration & Production (5.06%)
Anadarko Petroleum Corp	281,826	16,321		REITS - Regional Malls (0.54%)
Apache Corp	178,698	20,045		Simon Property Group Inc	170,287	15,774
Cimarex Energy Co	111,435	5,807
Devon Energy Corp	245,980	23,341		REITS - Warehouse & Industrial (0.09%)
				AMB Property Corp	55,836	2,734
EOG Resources Inc	153,740	15,455
Forest Oil Corp (a)(b)	102,902	5,868		Retail - Apparel & Shoe (0.20%)
Noble Energy Inc	207,224	15,308		Guess ? Inc	189,276	5,994
Occidental Petroleum Corp	396,153	31,229

		Schedule of Investments
	Disciplined LargeCap Blend Fund
		July 31, 2008 (unaudited)

	Shares	Value				Shares		Value
	Held	(000	's)			Held		(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Retail - Auto Parts (0.44%)				Tools	- Hand Held (0.37%)
Autozone Inc (b)	98,127	$12,785		Snap-On Inc		194,884		$10,970

Retail - Computer Equipment (0.37%)				Toys	(0.55%)
GameStop Corp (a)(b)	271,038	10,980		Hasbro Inc		416,008		16,108

Retail - Discount (2.26%)				Transport - Rail (1.30%)
Big Lots Inc (a)(b)	402,742	12,267		Burlington Northern Santa Fe Corp		191,074		19,896
BJ's Wholesale Club Inc (b)	81,292	3,051		CSX Corp		268,553		18,149

Wal-Mart Stores Inc	867,827	50,872						38,045

		66,190		Transport - Services (0.07%)

Retail - Drug Store (0.16%)				United Parcel Service Inc		31,871		2,010
CVS/Caremark Corp	131,204	4,789
				Vitamins & Nutrition Products (0.17%)
Retail - Jewelry (0.39%)				Herbalife Ltd (a)		115,661		4,995
Tiffany & Co (a)	299,997	11,337
				Web Portals (0.70%)
Retail - Major Department Store (0.60%)				Google Inc (a)(b)		43,591		20,651
TJX Cos Inc	525,689	17,721
				Wireless Equipment (0.45%)
Retail - Restaurants (1.67%)				Qualcomm Inc		237,331		13,134

McDonald's Corp	553,919	33,119		TOTAL COMMON STOCKS			$2,926,115

Yum! Brands Inc	445,574	15,960				Principal

		49,079				Amount		Value

Savings & Loans - Thrifts (0.35%)						(000	's)	(000	's)

Hudson City Bancorp Inc	566,160	10,338		REPURCHASE AGREEMENTS (2.48%)
				Money Center Banks (2.48%)
Schools (0.22%)				Deutsche Bank Repurchase Agreement;
Apollo Group Inc (b)	105,563	6,576		2.18% dated 07/31/08 maturing 08/01/08
				(collateralized by U.S. Government
Steel - Producers (1.25%)				Agency Issues; $63,321,000; 0.00% -
AK Steel Holding Corp	239,667	15,219		6.625%; dated 08/01/08 - 07/15/16) (c)		$62,824		$62,446
				Investment in Joint Trading Account; Bank
Nucor Corp	270,344	15,469		of America Repurchase Agreement; 2.12%
Steel Dynamics Inc	189,179	5,993		dated 07/31/2008 maturing 08/01/2008

		36,681		(collateralized by Sovereign Agency

				Issues; $5,276,000; 2.20%; dated 01/23/09)		5,122		5,122
Telecommunication Equipment - Fiber Optics (0.49%)				Investment in Joint Trading Account;
Corning Inc	721,928	14,446		Deutsche Bank Repurchase Agreement;
				2.16% dated 07/31/2008 maturing
Telecommunication Services (0.36%)				08/01/2008 (collateralized by Sovereign
Embarq Corp	230,877	10,567		Agency Issues; $5,276000; 2.75% - 4.52%;
				dated 09/14/10 - 04/15/14)		5,122		5,122

Telephone - Integrated (2.66%)								72,690

AT&T Inc	1,340,634	41,305		TOTAL REPURCHASE AGREEMENTS			$72,690

CenturyTel Inc	256,428	9,537
				Total Investments			$2,998,805
Verizon Communications Inc	521,007	17,735
				Liabilities in Excess of Other Assets, Net - (2.25)%				(65,942)

Windstream Corp (a)	799,236	9,527

		78,104		TOTAL NET ASSETS - 100.00%			$2,932,863

Tobacco (2.03%)
Altria Group Inc	1,070,881	21,792
Philip Morris International Inc	730,832	37,748

		59,540

Schedule of Investments Disciplined LargeCap Blend Fund

July 31, 2008 (unaudited)

(a)	Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c)	Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$231,102
Unrealized Depreciation	(262,046)

Net Unrealized Appreciation (Depreciation)	(30,944)
Cost for federal income tax purposes	3,029,749
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	22.47%
Financial	17.11%
Energy	15.04%
Industrial	12.71%
Technology	11.57%
Communications	8.98%
Consumer, Cyclical	7.62%
Basic Materials	3.49%
Utilities	3.06%
Exchange Traded Funds	0.20%
Liabilities in Excess of Other Assets, Net	(2.25%)

TOTAL NET ASSETS	100.00%

		Schedule of Investments
	Diversified International Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (98.89%)				COMMON STOCKS (continued)
Advertising Sales (0.05%)				Auto/Truck Parts & Equipment - Replacement (0.06%)
Teleperformance	28,724	$1,103		Weichai Power Co Ltd	243,498	$1,219

Advertising Services (0.06%)				Beverages - Wine & Spirits (0.08%)
Aegis Group PLC	219,789	473		Central European Distribution Corp (a)(b)	22,672	1,654
Taylor Nelson Sofres PLC	130,082	697

		1,170		Bicycle Manufacturing (0.24%)

				Shimano Inc	106,500	4,917
Aerospace & Defense (0.58%)
BAE Systems PLC	1,225,212	10,890		Brewery (0.46%)
VT Group PLC	76,007	956		Asahi Breweries Ltd	326,300	6,139

		11,846		Cia de Bebidas das Americas ADR	24,252	1,436

Aerospace & Defense Equipment (0.33%)				Fomento Economico Mexicano SAB de CV	395,100	1,805

Cobham PLC	1,677,180	6,712				9,380

				Building - Heavy Construction (0.79%)
Agricultural Chemicals (3.27%)				ACS Actividades de Construccion y
Agruim Inc (a)	104,700	9,201		Servicios SA (b)	140,594	6,913
Incitec Pivot Ltd	92,458	14,131		Trevi Finanziaria SpA	31,121	729
Potash Corp of Saskatchewan (a)	106,700	21,921		Vinci SA (b)	146,555	8,286

Syngenta AG	34,639	10,083				15,928

Yara International ASA	152,850	10,859

				Building - Maintenance & Service (0.34%)
		66,195

				Aeon Delight Co Ltd	20,100	471
Agricultural Operations (0.22%)				Babcock International Group	534,965	6,375

Golden Agri-Resources Ltd (b)	7,552,000	3,902				6,846

Hokuto Corp	18,300	488

				Building - Residential & Commercial (0.06%)
		4,390

				Desarrolladora Homex SAB de CV ADR (a)	21,424	1,198
Apparel Manufacturers (0.02%)				(b)
Benetton Group SpA	35,312	403
				Building & Construction - Miscellaneous (0.48%)
Appliances (0.03%)				GS Engineering & Construction Corp (b)	11,200	1,109
SEB SA	11,669	653		Koninklijke Boskalis Westminster NV	116,633	6,232
				Murray & Roberts Holdings Ltd	104,814	1,360
Applications Software (0.23%)				Orascom Construction Industries	15,375	1,119

Check Point Software Technologies Ltd (a)	65,531	1,496				9,820

Infosys Technologies Ltd ADR	58,256	2,295
				Building & Construction Products -
NSD CO LTD	22,300	256		Miscellaneous (0.05%)
SimCorp A/S	3,130	561		Bauer AG	9,919	936

		4,608

Auto - Car & Light Trucks (1.56%)				Building Products - Cement & Aggregate (0.38%)
Daihatsu Motor Co Ltd	636,000	7,534		Adelaide Brighton Ltd	220,304	722
Denway Motors Ltd	428,000	152		Cemex SAB de CV (a)	277,877	591
Fiat SpA	343,484	5,877		Lafarge SA	47,241	6,427

Honda Motor Co Ltd	355,100	11,336				7,740

Toyota Motor Corp	155,852	6,718		Cable TV (0.02%)

		31,617		SKY Perfect JSAT Holdings Inc	1,091	431

Auto/Truck Parts & Equipment - Original (0.15%)				Casino Hotels (0.13%)
Hyundai Mobis	23,815	2,074		Genting Bhd	1,416,700	2,548
Musashi Seimitsu Industry Co Ltd	21,500	431
Tokai Rika Co Ltd	26,900	460		Cellular Telecommunications (2.18%)

		2,965		America Movil SAB de CV ADR	54,816	2,768

		Schedule of Investments
	Diversified International Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Cellular Telecommunications (continued)				Commercial Banks (continued)
China Mobile Ltd	453,639	$6,061		DnB NOR ASA	506,000	$6,462
Hutchison Telecommunications International				Hang Seng Bank Ltd	729,100	14,269
Ltd (a)	2,775,825	3,629		HSBC Holdings PLC	1,559,669	25,794
Mobile Telesystems OJSC ADR	16,207	1,157		Industrial and Commercial Bank of China
MTN Group Ltd	104,455	1,788		(Asia) Ltd	337,000	797
SK Telecom Co Ltd ADR	87,110	1,857		Industrial and Commercial Bank of China Ltd	4,185,000	3,130
Vimpel-Communications ADR	87,481	2,207		Intesa Sanpaolo SpA	2,318,817	13,022
Vodafone Group PLC	9,255,045	24,793		Keiyo Bank Ltd/The	111,000	608

		44,260		Komercni Banka AS	5,170	1,312

Chemicals - Diversified (1.55%)				Korea Exchange Bank	207,940	2,700
Bayer AG	196,022	16,852		Mitsubishi UFJ Financial Group Inc	1,123,100	9,917
Israel Chemicals Ltd	146,447	2,710		National Bank of Greece SA	210,603	9,921
K+S AG	83,168	10,267		Nordea Bank AB	687,600	9,745
Nippon Synthetic Chemical Industry Co Ltd	115,000	508		Oversea-Chinese Banking Corp	1,519,000	9,289
Nufarm Ltd	28,897	457		Powszechna Kasa Oszczednosci Bank Polaki
				SA	89,334	2,253
Takasago International Corp	34,726	176		Raiffeisen International Bank Holding AS	44,155	5,471
Tessenderlo Chemie NV	8,952	431		San-In Godo Bank Ltd/The	43,000	364

		31,401		Sberank RF GDR (a)(b)(c)	5,567	1,895

Chemicals - Plastics (0.04%)				Siam Commercial Bank Public (a)(c)	449,400	993
Formosa Plastics Corp	413,000	871		Standard Chartered PLC	497,240	15,149
				Sumitomo Mitsui Financial Group Inc	1,584	12,290
Chemicals - Specialty (0.42%)				Suruga Bank Ltd	573,000	7,143
SGL Carbon AG (a)	128,158	8,564		Sydbank A/S	89,400	3,379
Coal (0.29%)				Torinto Dominion Bank (a)	196,800	11,972
Banpu Public Co Ltd (a)(c)	79,800	995		Turkiye Garanti Bankasi AS	456,058	1,521
Bumi Resources Tbk PT	4,531,000	3,322		Turkiye Vakiflar Bankasi Tao	349,887	708

Exxaro Resources Ltd	66,833	985				275,527

MacArthur Coal Ltd	20,223	305		Commercial Services (0.32%)
Straits Asia Resources Ltd (b)	175,000	352		Aggreko PLC	393,819	5,513

		5,959		Daiseki Co Ltd	31,400	1,003

Commercial Banks (13.60%)						6,516

Alpha Bank AE	350,314	10,330		Computer Data Security (0.23%)
Banco do Brasil SA	122,400	1,977		Gemalto NV (a)	124,974	4,713
Banco Espirito Santo SA	265,224	3,978
Banco Santander SA	1,412,447	27,496		Computers (0.95%)
Bangkok Bank Public Co (a)(c)	354,000	1,166		Acer Inc	1,034,285	2,112
Bank Leumi Le-Israel BM	441,789	1,936		Asustek Computer Inc	689,000	1,793
Bank of Communications Co Ltd	652,000	819		Research in Motion Ltd (a)	125,400	15,411

Bank of Kyoto Ltd/The	509,000	5,303				19,316

Bank of Novia Scotia (a)(b)	243,300	11,876		Computers - Integrated Systems (0.02%)
Bank Rakyat Indonesia	2,129,500	1,412		Ingenico	14,005	378
BNP Paribas (b)	147,677	14,558
BOC Hong Kong Holdings Ltd	4,464,500	11,239		Consulting Services (0.03%)
Canadian Western Bank (b)	39,000	952		Bureau Veritas SA	10,741	654
Chiba Bank Ltd/The	798,000	5,325
				Cosmetics & Toiletries (0.05%)
China Construction Bank Corp	3,970,000	3,462
				Oriflame Cosmetics SA	15,750	1,019
China Merchants Bank Co Ltd	626,000	2,256
Commercial Bank of Qatar (a)	178,675	1,338

		Schedule of Investments
	Diversified International Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Distribution & Wholesale (0.02%)				Electric - Integrated (continued)
Matsuda Sangyo Co Ltd (b)	20,700	$464		Union Fenosa SA	400,162	$10,731

						73,718

Diversified Financial Services (0.45%)
First Financial Holding Co Ltd	4,043,000	3,383		Electric Products - Miscellaneous (0.51%)
Hitachi Capital Corp	32,274	571		LG Electronics Inc	18,941	1,935
International Personal Finance	203,181	1,225		Mitsubishi Electric Corp	761,000	7,500
SFCG Co Ltd (b)	8,100	853		Vossloh AG	7,531	967

Shinhan Financial Group Co Ltd	37,180	1,733				10,402

Woori Finance Holdings Co Ltd	91,130	1,286		Electronic Components - Miscellaneous (1.05%)

		9,051		AU Optronics Corp	1,227,447	1,374

				Chemring Group PLC	17,851	839
Diversified Manufacturing Operations (0.24%)
Cookson Group PLC	389,603	4,778		Hon Hai Precision Industry Co Ltd	157,832	763
				Hosiden Corp	17,100	279
Diversified Minerals (3.16%)				Laird PLC	79,455	456
Anglo American PLC	341,727	19,535		LG Display Co Ltd	27,382	807
BHP Billiton Ltd	215,903	8,057		NEC Corp	1,440,000	7,885
BHP Billiton PLC	410,954	13,593		Nippon Electric Glass Co Ltd	601,000	8,844

Pan Australian Resources Ltd (a)	566,436	438				21,247

Straits Resources Ltd	82,253	442		Electronic Components - Semiconductors (0.22%)
Tek Cominco Limited (a)	143,600	6,595		Samsung Electronics Co Ltd	8,047	4,452
Xstrata PLC	214,643	15,395

		64,055		E-Marketing & Information (0.04%)

				CyberAgent Inc (b)	537	710
Diversified Operations (1.91%)
GEA Group AG	214,860	7,073		Energy (0.04%)
Groupe Bruxelles Lambert SA	61,728	6,847		Centennial Coal Company Ltd	185,102	894
GS Holdings Corp	20,191	749
Haci Omer Sabanchi Holding (a)	3	-		Energy - Alternate Sources (0.52%)
Hutchison Whampoa Ltd	834,000	7,802		Canadian Solar Inc (a)	13,749	395
Mitie Group	242,823	1,073		Sechilienne SA	4,479	354
Noble Group Ltd	3,644,400	5,684		Vestas Wind Systems A/S (a)	75,350	9,827

Shanghai Industrial Holdings Ltd	281,000	798				10,576

Sime Darby Bhd	557,800	1,346		Engineering - Research & Development Services (1.07%)
Wharf Holdings Ltd	1,677,750	7,415		ABB Ltd (a)	729,971	19,137

		38,787		Larsen & Toubro Ltd (c)	12,167	729

E-Commerce - Services (0.03%)				Manz Automation AG (a)	1,040	256
Dena Co Ltd (b)	139	671		Shinko Plantech Co Ltd	56,000	801
				WSP Group PLC	64,220	665

Electric - Generation (0.13%)						21,588

CEZ	32,728	2,705
				Enterprise Software & Services (0.44%)
Electric - Integrated (3.64%)				Autonomy Corp PLC (a)	295,736	6,236
Atco Ltd (b)	18,100	899		Aveva Group PLC	22,383	694
Cia Paranaense de Energia	86,600	1,757		Axon Group PLC	48,100	441
E.ON AG	142,704	27,264		Hitachi Software Engineering Co Ltd	26,200	603
Enel SpA	1,229,378	11,362		Temenos Group AG (a)	32,886	969

Fortum Oyj	191,390	8,437				8,943

RWE AG	100,118	11,966		Entertainment Software (0.30%)
Tenaga Nasional BHD	507,400	1,302		UBISOFT Entertainment (a)	62,158	6,118

		Schedule of Investments
	Diversified International Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Feminine Health Care Products (0.03%)				Hotels & Motels (0.03%)
Hengan International Group Co Ltd (b)	210,000	$635		Millennium & Copthorne Hotels PLC	86,085	$546

Finance - Investment Banker & Broker (0.35%)				Import & Export (2.41%)
Mediobanca SpA	339,599	4,938		ITOCHU Corp	981,000	9,749
Tong Yang Securities Inc (b)	105,723	1,165		Marubeni Corp	844,000	6,148
Tullett Prebon PLC	113,770	1,045		Mitsubishi Corp	557,400	16,243

		7,148		Mitsui & Co Ltd	816,000	16,741

Finance - Mortgage Loan/Banker (0.07%)						48,881

Housing Development Finance Corp	25,485	1,349		Industrial Audio & Video Products (0.03%)
				EVS Broadcast Equipment SA	6,625	587
Finance - Other Services (1.07%)
Grupo Financiero Banorte SAB de CV	314,500	1,354		Industrial Gases (0.42%)
ICAP PLC	459,725	4,540		Air Water Inc	48,000	599
IG Group Holdings PLC	880,086	6,153		Linde AG	56,994	7,918

Intermediate Capital Group PLC	17,683	471				8,517

Japan Securities Finance Co Ltd	54,300	447		Instruments - Controls (0.01%)
Man Group PLC	717,052	8,633		Rotork Plc	12,637	272

		21,598

Food - Catering (0.48%)				Internet Application Software (0.06%)
Compass Group PLC	1,371,017	9,790		Tencent Holdings Ltd	143,600	1,268

Food - Dairy Products (0.04%)				Internet Content - Information & News (0.03%)
Wimm-Bill-Dann Foods ADR (b)	8,760	852		Kakaku.com Inc	190	510

Food - Meat Products (0.02%)				Investment Companies (0.44%)
Yonekyu Corp	40,000	492		Investor AB	359,000	7,811
				Israel Corp Ltd/The (a)	989	1,164

Food - Miscellaneous/Diversified (2.53%)						8,975

East Asiatic Co Ltd A/S	12,750	864		Leisure & Recreation Products (0.42%)
Nestle SA	771,710	33,851		Beneteau SA	15,056	302
Nutreco Holding NV (b)	13,519	900		Fields Corp	293	495
Unicharm Petcare Corp	15,700	474		Sankyo Co Ltd	126,300	7,651

Unilever PLC	553,837	15,185				8,448

		51,274

				Life & Health Insurance (1.31%)
Food - Retail (1.08%)				Aviva PLC	941,311	9,351
Casino Guichard Perrachon SA	76,473	7,630		China Life Insurance Co Ltd	201,000	757
Colruyt SA	21,472	5,982		Power Corp Of Canada (b)	244,300	7,451
WM Morrison Supermarkets PLC	1,636,456	8,356		Prudential PLC	697,202	7,459

		21,968		Sanlam Ltd	604,072	1,439

Forestry (0.01%)						26,457

Sino-Forest Corp (a)	17,900	285		Machinery - Construction & Mining (0.40%)
				Danieli & Co SpA	13,738	449
Gambling (Non-Hotel) (0.04%)
Paddy Power PLC	25,240	703		Komatsu Ltd	311,900	7,746

						8,195

Gold Mining (0.49%)				Machinery - Electrical (0.05%)
Barrick Gold Corp. (a)	216,000	9,147		Konecranes Oyj	25,971	1,032
Red Back Mining Inc (a)	92,762	787

		9,934		Machinery - General Industry (1.06%)

				Alstom SA	89,310	9,997

		Schedule of Investments
	Diversified International Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Machinery - General Industry (continued)				Metal - Iron (continued)
Bucher Industries AG	4,170	$957		Labrador Iron Ore Royalty Income Fund	16,800	$869
MAN AG	102,273	10,256		Mount Gibson Iron Ltd (a)	317,837	775

STX Engine Co Ltd	6,530	242				3,781

		21,452		Metal Processors & Fabrication (0.11%)

Machinery Tools & Related Products (0.07%)				Advanced Metallurgical Group NV (a)(b)	7,006	573
Gildemeister AG	30,578	872		Jiangxi Copper Co Ltd	935,000	1,697

Meyer Burger Technology AG (a)	1,708	476				2,270

		1,348		Mining Services (0.02%)

Medical - Biomedical/Gene (0.33%)				Major Drilling Group International (a)	10,500	405
CSL Ltd/Australia	204,000	6,596
				Miscellaneous Manufacturers (0.01%)
Medical - Drugs (4.81%)				Peace Mark Holdings Ltd (b)	390,000	243
Actelion Ltd (a)	86,652	4,717
GlaxoSmithKline PLC	83,379	1,944		Mortgage Banks (0.04%)
Grifols SA	214,999	6,431		Home Capital Group Inc	23,700	868
Hisamitsu Pharmaceutical Co Inc	142,800	5,982
				Multi-Line Insurance (1.25%)
Ipsen	10,384	554
				Baloise Holding AG	75,274	7,065
Laboratorios Almirall SA	37,180	786
				Ping An Insurance Group Co of China Ltd	189,000	1,302
Merck KGAA	53,699	6,486
				Sampo Oyj	262,181	6,586
Mitsubishi Tanabe Pharma Corp	461,000	5,997
				Zurich Financial Services AG	39,490	10,380

Novartis AG	258,848	15,367
						25,333

Novo Nordisk A/S	225,650	14,307
Roche Holding AG	149,225	27,571		Multimedia (0.92%)
Shire Ltd	439,861	7,294		Vivendi	445,990	18,647

		97,436

				Non-Ferrous Metals (0.08%)
Medical - Generic Drugs (0.23%)				Grupo Mexico SAB de CV	890,100	1,586
Teva Pharmaceutical Industries Ltd ADR	102,304	4,587
				Oil - Field Services (1.05%)
Medical - Nursing Homes (0.03%)				Eurasia Drilling Co Ltd (a)(c)	53,530	1,094
Orpea (a)(b)	12,628	692		Fugro NV	104,681	7,427
				John Wood Group PLC	827,339	6,906
Medical Products (0.46%)				Petrofac Ltd	466,862	5,911

Hogy Medical Co Ltd	10,000	488
						21,338

Sonova Holding AG	109,486	7,957
SSL International PLC	95,455	792		Oil & Gas Drilling (0.24%)

		9,237		Precision Drilling Trust (a)	218,500	4,891

Metal - Copper (0.10%)				Oil Company - Exploration & Production (3.56%)
Antofagasta PLC	116,304	1,319		Addax Petroleum Corp	115,539	4,512
Quadra Mining Ltd (a)	40,400	740		Afren PLC (a)	277,869	681

		2,059		ARC Energy Trust	186,700	5,351

Metal - Diversified (1.13%)				Birchcliff Energy Ltd (a)	33,300	408
Nippon Denko Co Ltd	37,000	400		Canadian Oil Sands Trust (b)	145,700	7,319
Rio Tinto Ltd	61,933	7,250		CNOOC Ltd	2,509,000	3,702
Rio Tinto PLC	145,078	15,182		Crescent Point Energy Trust (a)	28,994	980

		22,832		Dana Petroleum PLC (a)	155,214	4,412

				EnCana Corp (a)	221,398	15,979
Metal - Iron (0.19%)
Ferrexpo PLC	68,709	390		Gazprom OAO ADR	20,250	969
Kumba Iron Ore Ltd	50,444	1,747		Inpex Holdings Inc	798	8,072

		Schedule of Investments
	Diversified International Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Oil Company - Exploration & Production				Property & Casualty Insurance (continued)
(continued)				Mitsui Sumitomo Insurance Group Holding,
JKX Oil & Gas PLC	60,109	$463		Inc.	246,000	$8,154

NAL Oil & Gas Trust	32,100	465				20,556

Nexen (a)	215,700	6,785
				Real Estate Management & Services (0.08%)
NovaTek OAO (c)	14,416	1,104
				Deutsche Euroshop AG	28,082	1,006
Oao Gazprom (a)(c)(d)	6,868	816
				Fabege AB	98,100	702

Oao Gazprom (a)	192,349	9,137
						1,708

TriStar Oil and Gas Ltd (a)	55,300	996

		72,151		Real Estate Operator & Developer (0.95%)

Oil Company - Integrated (7.69%)				Brookfield Asset Management Inc (a)	281,438	9,482
BG Group PLC	931,821	21,023		Cyrela Brazil Realty SA	86,700	1,240
BP PLC	2,507,376	25,722		Hopson Development Holdings Ltd	638,812	675
China Petroleum & Chemical Corp	1,618,000	1,690		Hysan Development Co Ltd	140,000	398
ENI SpA	510,629	17,231		Mitsui Fudosan Co Ltd	333,000	7,534

LUKOIL ADR	52,920	4,366				19,329

OMV AG	97,421	6,708		Recycling (0.01%)
PetroChina Co Ltd	1,597,494	2,127		Asahi Pretec Corp	9,300	273
Petroleo Brasileiro SA ADR	217,676	12,170
Rosneft Oil Co	96,175	1,016		Reinsurance (0.87%)
Royal Dutch Shell PLC - A shares	201,903	7,177		Hannover Rueckversicherung AG	126,756	5,997
Royal Dutch Shell PLC - B shares	325,665	11,443		Muenchener Rueckversicherungs AG	69,927	11,610

Sasol Ltd	92,701	4,943				17,607

StatoilHydro ASA	370,350	11,997		REITS - Diversified (0.41%)
Total SA	368,837	28,241		Eurocommercial Properties NV	20,827	978

		155,854		Suntec Real Estate Investment Trust	412,258	465

Oil Field Machinery & Equipment (0.02%)				Unibail-Rodamco (b)	30,617	6,849

Wellstream Holdings PLC (a)	20,629	488				8,292

				REITS - Shopping Centers (0.06%)
Oil Refining & Marketing (0.36%)				Vastned Retail NV	13,856	1,127
Reliance Industries Ltd (d)	43,987	4,518
Singapore Petroleum Co Ltd	191,000	886		Retail - Apparel & Shoe (0.88%)
Tupras-Turkiye Petrol Rafinerileri AS	68,483	1,850		Fast Retailing Co Ltd	82,343	9,213

		7,254		Hennes & Mauritz AB	160,875	8,585

						17,798

Petrochemicals (0.02%)
PTT Chemical PLC (a)(c)	153,700	317		Retail - Automobile (0.08%)
				PT Astra International Tbk	662,000	1,626
Platinum (0.11%)
Impala Platinum Holdings Ltd	68,872	2,286		Retail - Bookstore (0.02%)
				WH Smith PLC	59,554	424
Power Converter & Supply Equipment (0.01%)
Chloride Group PLC	54,422	272		Retail - Building Products (0.03%)
				Kohnan Shoji Co Ltd	42,800	640
Printing - Commercial (0.03%)
Nissha Printing Co Ltd	11,100	556		Retail - Computer Equipment (0.32%)
				Game Group PLC	1,273,874	6,453
Property & Casualty Insurance (1.01%)
Beazley Group PLC	414,032	919		Retail - Consumer Electronics (0.20%)
Dongbu Insurance Co Ltd	31,230	1,019		GOME Electrical Appliances Holdings Ltd	8,088,000	3,392
Millea Holdings Inc	278,900	10,464

		Schedule of Investments
	Diversified International Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Retail - Consumer Electronics (continued)				Steel - Producers (continued)
JB Hi-Fi Ltd (b)	53,880	$614		Tata Steel Ltd (a)	75,506	$1,192

		4,006				38,926

Retail - Convenience Store (0.69%)				Steel - Specialty (0.66%)
FamilyMart Co Ltd	187,500	8,211		Citic Pacific Ltd	1,496,637	5,712
Lawson Inc	112,100	5,796		Hitachi Metals Ltd	434,000	7,153

		14,007		Mitsubishi Steel Manufacturing Co Ltd (b)	92,610	445

Retail - Drug Store (0.48%)						13,310

Shoppers Drug Mart Corp	182,500	9,689		Telecommunication Services (0.47%)
				Bharti Airtel Ltd (a)	56,639	1,056
Retail - Jewelry (0.27%)				Chunghwa Telecom Co Ltd (a)	1,535,000	3,885
Swatch Group AG	23,312	5,409		Digi.Com BHD	143,900	1,098
				Telekomunikacja Polska SA	143,325	1,585
Retail - Major Department Store (0.03%)
				Telenet Group Holding NV (a)	18,467	403
David Jones Ltd	186,564	593
				Telmex Internacional SAB de CV ADR (a)(b)	108,895	1,495

Retail - Music Store (0.03%)						9,522

HMV Group PLC	261,857	624		Telephone - Integrated (3.57%)
				France Telecom SA	362,586	11,465
Rubber - Tires (0.29%)				Koninklijke (Royal) KPN NV (b)	713,105	12,414
Nokian Renkaat OYJ (b)	137,182	5,907		Nippon Telegraph & Telephone Corp	2,460	12,498
Rubber & Plastic Products (0.05%)				Tele Norte Leste Participacoes SA ADR (b)	70,351	1,661
Ansell Ltd	56,076	536		Telefonica SA	844,215	21,905
Kureha Corp	76,000	418		Telefonos de Mexico SAB de CV ADR (b)	62,455	1,574

		954		Telstra Corp Ltd	2,551,756	10,772

						72,289

Schools (0.23%)
Benesse Corp	105,300	4,602		Textile - Apparel (0.08%)
				Far Eastern Textile Co Ltd	1,277,000	1,626
Security Services (0.31%)
G4S PLC	1,489,942	5,686		Tobacco (2.33%)
Prosegur Cia de Seguridad SA	12,168	531		British American Tobacco PLC	515,073	18,598

		6,217		Imperial Tobacco Group PLC	436,567	16,304

				Japan Tobacco Inc	2,624	12,231

Semiconductor Component - Integrated Circuits (0.26%)						47,133

Powertech Technology Inc	387,700	1,099
Taiwan Semiconductor Manufacturing Co Ltd	2,332,075	4,213		Tools - Hand Held (0.03%)

		5,312		Hitachi Koki Co Ltd	44,024	584

Soap & Cleaning Products (0.56%)				Toys (1.01%)
Reckitt Benckiser Group PLC	207,755	11,335		Nintendo Co Ltd	42,000	20,378

Steel - Producers (1.92%)				Transport - Marine (0.70%)
ArcelorMittal	183,725	16,253		China COSCO Holdings Co Ltd	582,000	1,388
BE Group AB	31,200	328		China Shipping Development Co Ltd	350,000	1,062
Dongkuk Steel Mill Co Ltd	15,290	746		Inui Steamship Co Ltd (b)	50,900	784
Evraz Group SA (c)	18,506	1,777		Jinhui Shipping & Transportation Ltd	82,868	746
OneSteel Ltd	939,640	5,956		Mitsui OSK Lines Ltd	618,700	8,012
POSCO ADR (b)	32,252	4,278		Pacific Basin Shipping Ltd	895,828	1,256
Salzgitter AG	45,137	7,320		Smit Internationale NV	10,097	931

Shougang Concord International Enterprises						14,179

Company Ltd	3,268,000	1,076

		Schedule of Investments
	Diversified International Fund
		July 31, 2008 (unaudited)

					Principal
	Shares	Value			Amount		Value
	Held	(000	's)		(000	's)	(000	's)

COMMON STOCKS (continued)				SHORT TERM INVESTMENTS (0.38%)
Transport - Services (0.37%)				Commercial Paper (0.38%)
Kintetsu World Express Inc	28,000	$680		Investment in Joint Trading Account; HSBC
Koninklijke Vopak NV	9,748	584		Funding
Viterra Inc (a)	527,080	6,228		2.12%, 8/ 1/2008	$3,868		$3,868

				Investment in Joint Trading Account;
		7,492		Prudential Funding

Transport - Truck (0.05%)				2.12%, 8/ 1/2008	3,868		3,868

Hitachi Transport System Ltd	65,700	906					7,736

				TOTAL SHORT TERM INVESTMENTS		$7,736

Travel Services (0.03%)
Flight Centre Ltd	31,941	549		REPURCHASE AGREEMENTS (4.71%)
				Money Center Banks (4.71%)
Water (0.05%)				Deutsche Bank Repurchase Agreement;
Northumbrian Water Group PLC	165,994	1,013		2.18% dated 07/31/08 maturing 08/01/08
				(collateralized by U.S. Government
Water Treatment Systems (0.25%)				Agency Issues; $96,740,000; 0.00% -
Kurita Water Industries Ltd	159,900	5,081		6.625%; dated 08/01/08 - 07/15/16) (e)	$95,982		$95,404

				TOTAL REPURCHASE AGREEMENTS		$95,404

Web Portals (0.11%)				Total Investments		$2,129,388
Iliad SA	2,936	323		Liabilities in Excess of Other Assets, Net - (5.08)%			(102,926)

NHN Corp (a)	7,665	1,259		TOTAL NET ASSETS - 100.00%		$2,026,462

So-net Entertainment Corp	222	681

		2,263

Wire & Cable Products (0.03%)				(a) Non-Income Producing Security
Leoni AG	16,843	697		(b)	Security or a portion of the security was on loan at the end of the period.
				(c)	Market value is determined in accordance with procedures established in
					good faith by the Board of Directors. At the end of the period, the value
Wireless Equipment (0.32%)					of these securities totaled $10,886 or 0.54% of net assets.
Nokia OYJ	235,742	6,434		(d)	Security exempt from registration under Rule 144A of the Securities Act

TOTAL COMMON STOCKS	$2,003,981				of 1933. These securities may be resold in transactions exempt from

					registration, normally to qualified institutional buyers. Unless otherwise
PREFERRED STOCKS (1.10%)					indicated, these securities are not considered illiquid. At the end of the
Commercial Banks (0.25%)					period, the value of these securities totaled $5,334 or 0.26% of net
Banco Bradesco SA	183,300	3,874		assets.
Banco Itau Holding Financeira SA	58,301	1,237		(e)	Security was purchased with the cash proceeds from securities loans.

		5,111

				Unrealized Appreciation (Depreciation)
Diversified Minerals (0.42%)				The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Cia Vale do Rio Doce	325,480	8,456		of investments held by the fund as of the period end were as follows:

Electric - Distribution (0.07%)				Unrealized Appreciation		$193,092
Eletropaulo Metropolitana Eletricidade	60,000	1,443		Unrealized Depreciation			(143,663)

				Net Unrealized Appreciation (Depreciation)			49,429
Food - Meat Products (0.11%)				Cost for federal income tax purposes			2,079,959
Sadia SA	312,900	2,279		All dollar amounts are shown in thousands (000's)

Investment Companies (0.00%)
Lereko Mobility Pty Ltd	3,348	12

Steel - Producers (0.25%)
Gerdau SA	89,500	1,930
Usinas Siderurgicas de Minas Gerais SA	70,129	3,036

		4,966

TOTAL PREFERRED STOCKS	$22,267

Schedule of Investments Diversified International Fund July 31, 2008 (unaudited)

Portfolio Summary (unaudited)

Country	Percent

United Kingdom	18.38%
Japan	16.01%
Canada	8.29%
Switzerland	8.10%
Germany	6.73%
France	6.31%
United States	5.17%
Hong Kong	3.73%
Spain	3.69%
Australia	2.92%
Italy	2.67%
Netherlands	2.46%
Brazil	2.10%
Norway	1.45%
Denmark	1.43%
Finland	1.40%
Korea, Republic Of	1.35%
Sweden	1.34%
Russian Federation	1.21%
China	1.11%
Taiwan, Province Of China	1.04%
Greece	1.00%
Luxembourg	0.94%
Singapore	0.74%
South Africa	0.72%
Belgium	0.70%
Mexico	0.61%
Austria	0.60%
Israel	0.59%
India	0.55%
Indonesia	0.31%
Malaysia	0.31%
Turkey	0.20%
Czech Republic	0.20%
Portugal	0.20%
Poland	0.19%
Thailand	0.17%
Qatar	0.07%
Egypt	0.06%
Ireland	0.03%
Liabilities in Excess of Other Assets, Net	(5.08%)

TOTAL NET ASSETS	100.00%

		Schedule of Investments
		Equity Income Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (97.59%)				COMMON STOCKS (continued)
Aerospace & Defense (2.99%)				Distribution & Wholesale (0.83%)
Boeing Co	735,300	$44,934		Genuine Parts Co	627,041	$25,151
General Dynamics Corp	511,000	45,551

		90,485		Diversified Manufacturing Operations (5.11%)

				Dover Corp	584,700	29,019
Agricultural Operations (0.41%)				General Electric Co	2,279,700	64,493
Archer-Daniels-Midland Co	429,800	12,305		Honeywell International Inc	420,700	21,388
Apparel Manufacturers (0.55%)				Parker Hannifin Corp	329,800	20,342
VF Corp	231,000	16,535		Tyco International Ltd	436,000	19,428

						154,670

Applications Software (1.40%)				Electric - Integrated (4.91%)
Microsoft Corp	1,653,500	42,528		FPL Group Inc	813,700	52,508
				PG&E Corp	752,800	29,005
Auto - Car & Light Trucks (0.77%)
				Progress Energy Inc	1,000,400	42,327
Daimler AG (a)	406,288	23,439
				Xcel Energy Inc	1,231,000	24,694

Auto - Medium & Heavy Duty Trucks (0.50%)						148,534

Paccar Inc	360,500	15,163		Electric Products - Miscellaneous (1.28%)
				Emerson Electric Co	798,600	38,892
Auto/Truck Parts & Equipment - Original (0.37%)
Johnson Controls Inc (a)	368,800	11,123		Electronic Components - Semiconductors (3.67%)
				Intel Corp	4,312,700	95,699
Beverages - Non-Alcoholic (0.60%)				Microchip Technology Inc (a)	477,900	15,259

Coca-Cola Co/The	351,500	18,102				110,958

Beverages - Wine & Spirits (0.47%)				Electronics - Military (1.02%)
Diageo PLC ADR (a)	203,800	14,343		L-3 Communications Holdings Inc	312,600	30,851

Brewery (0.33%)				Fiduciary Banks (1.77%)
Molson Coors Brewing Co (a)	185,700	10,022		Bank of New York Mellon Corp/The	1,512,380	53,689

Cellular Telecommunications (0.79%)				Finance - Investment Banker & Broker (2.03%)
Vodafone Group PLC ADR (a)	894,662	24,004		JPMorgan Chase & Co	1,512,500	61,453

Chemicals - Diversified (1.68%)				Food - Miscellaneous/Diversified (1.99%)
Bayer AG ADR	229,400	19,763		Cadbury PLC ADR (a)	466,800	22,113
EI Du Pont de Nemours & Co	709,600	31,087		Kraft Foods Inc	1,196,423	38,070

		50,850				60,183

Commercial Banks (3.22%)				Food - Retail (0.68%)
Barclays PLC ADR (a)	1,105,170	30,061		Safeway Inc	769,600	20,564
BB&T Corp (a)	1,365,664	38,266
Lloyds TSB Group PLC ADR (a)	1,008,783	23,706		Forestry (1.46%)
Regions Financial Corp (a)	582,500	5,522		Plum Creek Timber Co Inc (a)	154,300	7,517

		97,555		Weyerhaeuser Co	687,800	36,770

						44,287

Commercial Services - Finance (0.57%)
Automatic Data Processing Inc	402,100	17,174		Gas - Distribution (1.33%)
				Sempra Energy	714,600	40,132
Computers (1.87%)
Hewlett-Packard Co	1,262,300	56,551		Investment Companies (0.70%)
				American Capital Ltd (a)	1,042,497	21,184

		Schedule of Investments
		Equity Income Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Investment Management & Advisory Services (2.77%)				Oil Refining & Marketing (0.52%)
AllianceBernstein Holding LP	618,591	$32,136		Valero Energy Corp	475,700	$15,893
Franklin Resources Inc	512,600	51,572

		83,708		Pipelines (1.55%)

				Enterprise Products Partners LP	299,100	8,898
Life & Health Insurance (1.24%)				Kinder Morgan Energy Partners LP	416,700	23,852
Lincoln National Corp	506,300	24,150		Spectra Energy Corp	518,900	14,099

Unum Group	560,700	13,547				46,849

		37,697

				Regional Banks (6.40%)
Medical - Drugs (6.56%)				Bank of America Corp (a)	1,764,396	58,049
Abbott Laboratories	456,600	25,725		PNC Financial Services Group Inc	827,400	58,985
AstraZeneca PLC ADR	342,500	16,628		US Bancorp (a)	968,000	29,630
Bristol-Myers Squibb Co	1,866,100	39,412		Wells Fargo & Co	1,550,300	46,928

Merck & Co Inc	552,700	18,184				193,592

Novartis AG ADR	542,900	32,221
Sanofi-Aventis SA ADR	295,000	10,313		REITS - Diversified (0.31%)
Wyeth	1,386,000	56,161		Vornado Realty Trust	99,000	9,412

		198,644

				REITS - Hotels (0.28%)
Medical - Generic Drugs (1.52%)				Host Hotels & Resorts Inc	638,100	8,365
Teva Pharmaceutical Industries Ltd ADR	1,027,900	46,091
				REITS - Shopping Centers (0.20%)
Medical - HMO (0.79%)				Kimco Realty Corp	171,900	6,066
Aetna Inc	585,300	24,003
				REITS - Storage (0.38%)
Metal - Aluminum (0.35%)				Public Storage	140,700	11,522
Alcoa Inc	312,700	10,554
				REITS - Warehouse & Industrial (1.13%)
Motorcycle/Motor Scooter (1.04%)				AMB Property Corp	251,800	12,328
Harley-Davidson Inc (a)	832,436	31,499		Prologis (a)	448,300	21,913

						34,241

Multi-Line Insurance (4.75%)
ACE Ltd	1,037,300	52,591		Retail - Discount (2.83%)
Allstate Corp/The	674,409	31,171		Wal-Mart Stores Inc	1,463,400	85,785
Hartford Financial Services Group Inc	480,000	30,427
				Retail - Drug Store (0.34%)
MetLife Inc	583,500	29,625

				CVS/Caremark Corp	285,600	10,424
		143,814

Multimedia (0.59%)				Retail - Major Department Store (0.55%)
Walt Disney Co/The	584,200	17,730		JC Penney Co Inc	541,300	16,688

Non-Hazardous Waste Disposal (0.84%)				Retail - Regional Department Store (0.65%)
Waste Management Inc (a)	712,400	25,319		Macy's Inc (a)	1,039,934	19,561

Oil Company - Exploration & Production (1.61%)				Retail - Restaurants (1.76%)
Enerplus Resources Fund (a)	668,100	27,499		McDonald's Corp	893,200	53,404
Penn West Energy Trust (a)	707,100	21,206

		48,705		Semiconductor Component - Integrated Circuits (1.11%)

				Taiwan Semiconductor Manufacturing Co
Oil Company - Integrated (1.83%)				Ltd ADR	3,525,385	33,491
Chevron Corp	312,200	26,400
Marathon Oil Corp	584,100	28,895		Telecommunication Services (0.21%)

		55,295		Telus Corp	184,250	6,491

				Schedule of Investments
				Equity Income Fund
				July 31, 2008 (unaudited)

							Principal
		Shares		Value			Amount		Value
		Held		(000	's)		(000	's)	(000	's)

COMMON STOCKS (continued)						U.S. GOVERNMENT & GOVERNMENT AGENCY
Telephone - Integrated (5.85%)						OBLIGATIONS (0.01%)
AT&T Inc		2,213,500		$68,198		Federal Home Loan Mortgage Corporation
						(FHLMC) (0.01%)
BT Group PLC ADR (a)		407,600		13,500		6.50%, 9/ 1/2030	$189		$195
Telstra Corp Ltd ADR (a)		414,400		8,665		7.00%, 9/ 1/2030	58		62

Verizon Communications Inc		2,191,200		74,588					257

Windstream Corp		1,006,284		11,995

				176,946		TOTAL U.S. GOVERNMENT & GOVERNMENT

						AGENCY OBLIGATIONS	$257

Television (0.98%)						REPURCHASE AGREEMENTS (9.18%)
CBS Corp		1,815,042		29,694		Money Center Banks (9.18%)
						Deutsche Bank Repurchase Agreement;
Tobacco (0.76%)						2.18% dated 07/31/08 maturing 08/01/08
Lorillard Inc		344,100		23,093		(collateralized by U.S. Government
						Agency Issues; $243,590,000; 0.00% -
Toys	(1.43%)					6.625%; dated 08/01/08 - 07/15/16) (b)	$241,680		$240,225
Mattel Inc		2,153,494		43,178		Investment in Joint Trading Account; Bank
						of America Repurchase Agreement; 2.12%
Transport - Rail (3.16%)						dated 07/31/2008 maturing 08/01/2008
Norfolk Southern Corp		522,500		37,578		(collateralized by Sovereign Agency
						Issues; $19,414,000; 2.20%; dated
Union Pacific Corp		703,400		57,989		01/23/09)	18,849		18,848

				95,567		Investment in Joint Trading Account;

						Deutsche Bank Repurchase Agreement;
TOTAL COMMON STOCKS			$2,954,048			2.16% dated 07/31/2008 maturing

PREFERRED STOCKS (0.24%)						08/01/2008 (collateralized by Sovereign
						Agency Issues; $19,414,000; 2.75% -
Finance - Mortgage Loan/Banker (0.24%)						4.52%; dated 09/14/10 - 04/15/14)	18,850		18,849

Fannie Mae - Series S (a)		428,200		7,190					277,922

TOTAL PREFERRED STOCKS			$7,190

						TOTAL REPURCHASE AGREEMENTS	$277,922

		Principal
		Amount		Value		Total Investments	$3,247,967
		(000	's)	(000	's)	Liabilities in Excess of Other Assets, Net - (7.30)%			(221,021)

BONDS	(0.28%)					TOTAL NET ASSETS - 100.00%	$3,026,946

Electric - Integrated (0.06%)
Texas-New Mexico Power Co
6.25%, 1/15/2009		$1,875		1,874		(a)	Security or a portion of the security was on loan at the end of the period.
						(b)	Security was purchased with the cash proceeds from securities loans.
Finance - Investment Banker & Broker (0.02%)
Merrill Lynch & Co Inc						Unrealized Appreciation (Depreciation)
6.38%, 10/15/2008		475		475		The net federal income tax unrealized appreciation (depreciation) and federal tax cost
						of investments held by the fund as of the period end were as follows:
Medical - Drugs (0.04%)
Wyeth						Unrealized Appreciation	$284,071
7.25%, 3/ 1/2023		1,175		1,293		Unrealized Depreciation			(235,403)

						Net Unrealized Appreciation (Depreciation)			48,668
Multimedia (0.03%)						Cost for federal income tax purposes			3,199,299
CBS Corp						All dollar amounts are shown in thousands (000's)
7.88%, 9/ 1/2023		950		887

Telecommunication Services (0.13%)
Telus Corp
8.00%, 6/ 1/2011		3,775		4,021

TOTAL BONDS			$8,550

Schedule of Investments Equity Income Fund July 31, 2008 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent

Financial	34.38%
Consumer, Non-cyclical	14.73%
Industrial	14.40%
Consumer, Cyclical	11.63%
Communications	8.58%
Technology	8.04%
Utilities	6.29%
Energy	5.51%
Basic Materials	3.49%
Government	0.24%
Mortgage Securities	0.01%
Liabilities in Excess of Other Assets, Net	(7.30%)

TOTAL NET ASSETS	100.00%

		Schedule of Investments
		Global Equity Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (97.57%)				COMMON STOCKS (continued)
Advertising Sales (0.37%)				Commercial Banks (continued)
Focus Media Holding Ltd ADR (a)(b)	3,300	$98		HSBC Holdings PLC (a)	26,400	$434
				Intesa Sanpaolo SpA	53,500	300
Aerospace & Defense (0.96%)				Piraeus Bank SA	10,300	308
Boeing Co	4,150	254		Standard Chartered PLC	8,550	261
				UniCredito Italiano SpA	46,369	276
Aerospace & Defense Equipment (1.98%)
				Zions Bancorporation (a)	4,500	132

BE Aerospace Inc (b)	7,850	202
						2,095

United Technologies Corp	5,050	323

		525		Commercial Services (1.09%)

				Alliance Data Systems Corp (b)	2,500	161
Agricultural Chemicals (0.53%)
				Quanta Services Inc (b)	4,150	128

Mosaic Co/The	1,100	140
						289

Applications Software (1.82%)				Computer Aided Design (0.80%)
Microsoft Corp	18,750	482		Autodesk Inc (b)	6,650	212

Auto - Car & Light Trucks (1.29%)				Computers (2.18%)
Toyota Motor Corp	7,900	341		International Business Machines Corp	4,500	576

Beverages - Non-Alcoholic (0.65%)				Cosmetics & Toiletries (1.22%)
Hansen Natural Corp (a)(b)	7,550	173		Procter & Gamble Co	4,950	324

Beverages - Wine & Spirits (1.09%)				Disposable Medical Products (0.70%)
Pernod-Ricard SA	3,302	287		CR Bard Inc	2,000	186

Brewery (1.00%)				Distribution & Wholesale (0.32%)
Fomento Economico Mexicano SAB de CV				Wolseley PLC	12,627	85
ADR	5,750	264
				Diversified Manufacturing Operations (2.58%)
Building & Construction - Miscellaneous (1.01%)				Danaher Corp	2,750	219
Bouygues SA	4,150	268		Siemens AG	3,816	464

Building Products - Cement & Aggregate (1.71%)						683

Holcim Ltd	2,705	192		Diversified Minerals (1.64%)
Lafarge SA	1,925	262		BHP Billiton PLC	8,500	281

		454		Cia Vale do Rio Doce ADR (a)	5,080	153

Cable TV (0.84%)						434

Comcast Corp	10,800	223		Electric - Integrated (2.68%)
				Duke Energy Corp	13,150	231
Cellular Telecommunications (2.03%)				E.ON AG	2,500	478

China Mobile Ltd	8,500	114				709

Vodafone Group PLC	158,700	425

				Electronic Components - Miscellaneous (1.90%)
		539

				Murata Manufacturing Co Ltd	4,800	199
Chemicals - Diversified (0.77%)				Nidec Corp	4,300	304

Symrise AG	11,904	204				503

Chemicals - Specialty (0.51%)				Electronics - Military (0.78%)
Rhodia SA	7,091	135		L-3 Communications Holdings Inc	2,100	207

Commercial Banks (7.91%)				Fiduciary Banks (0.80%)
Bank Rakyat Indonesia	318,500	211		State Street Corp	2,950	211
Barclays PLC	25,400	173

		Schedule of Investments
		Global Equity Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Finance - Other Services (2.30%)				Multimedia (continued)
ICAP PLC	31,000	$306		WPP Group PLC	24,450	$232

Man Group PLC	25,156	303				554

		609		Networking Products (1.64%)

Food - Miscellaneous/Diversified (1.54%)				Cisco Systems Inc (b)	19,700	433
Kraft Foods Inc	12,850	409
				Non-Ferrous Metals (0.29%)
Food - Retail (2.65%)				Uranium One Inc (b)	21,200	76
Safeway Inc	11,850	316
Tesco PLC	53,950	384		Oil - Field Services (0.94%)

		700		Weatherford International Ltd (b)	6,600	249

Food - Wholesale & Distribution (0.37%)				Oil Company - Exploration & Production (4.28%)
Premier Foods PLC	57,200	98		Apache Corp	3,450	387
				Occidental Petroleum Corp	4,696	370
Gold Mining (0.83%)				Talisman Energy (b)	21,050	377

Newmont Mining Corp (a)	2,766	133				1,134

Yamana Gold Inc (b)	6,988	86

		219		Oil Company - Integrated (4.36%)

				BG Group PLC	8,650	195
Hazardous Waste Disposal (0.39%)				Petroleo Brasileiro SA ADR	4,750	266
EnergySolutions Inc (a)	5,050	104		Total SA	9,050	693

Hotels & Motels (0.94%)						1,154

Accor SA	3,750	250		Pipelines (1.49%)
				El Paso Corp (a)	22,050	395
Import & Export (1.49%)
Mitsubishi Corp	13,500	393		Real Estate Operator & Developer (3.12%)
				CapitaLand Ltd	52,000	215
Life & Health Insurance (1.45%)				Hang Lung Properties Ltd	94,000	295
Prudential Financial Inc	5,550	383		Mitsui Fudosan Co Ltd	14,000	317

						827

Medical - Drugs (4.25%)
Merck & Co Inc	12,150	399		Regional Banks (1.52%)
Roche Holding AG	2,375	439		Bank of America Corp	12,200	401
Schering-Plough Corp	13,650	288

		1,126		Semiconductor Component - Integrated Circuits (1.20%)

				Taiwan Semiconductor Manufacturing Co
Medical - Generic Drugs (0.85%)				Ltd ADR	33,402	317
Teva Pharmaceutical Industries Ltd ADR	5,000	224
				Telecommunication Equipment - Fiber Optics (0.68%)
Metal - Diversified (1.02%)				Corning Inc	9,050	181
Vedanta Resources PLC	6,850	271
				Telephone - Integrated (3.19%)
Metal Processors & Fabrication (0.68%)				AT&T Inc	16,700	514
Norsk Hydro ASA	14,400	180		Telefonica SA	12,750	331

						845

Multi-Line Insurance (3.90%)
AXA SA	8,400	247		Tobacco (3.20%)
MetLife Inc	7,700	391		Japan Tobacco Inc	76	354
Zurich Financial Services AG	1,505	395		Philip Morris International Inc	9,550	493

		1,033				847

Multimedia (2.09%)
News Corp	22,050	322

				Schedule of Investments
				Global Equity Fund I
				July 31, 2008 (unaudited)

						Portfolio Summary (unaudited)

						Country	Percent

		Shares		Value
		Held		(000	's)	United States	45.03%

						United Kingdom	13.02%
COMMON STOCKS (continued)						Japan	9.58%
Toys	(1.28%)					France	8.09%
Nintendo Co Ltd		700		$340		Germany	5.28%
						Switzerland	3.88%
						Italy	2.18%
Transport - Rail (1.09%)						Canada	2.03%
East Japan Railway Co		37		289		Brazil	1.58%
						Hong Kong	1.54%
Transport - Services (0.95%)						Spain	1.25%
Deutsche Post AG		10,712		252		Taiwan, Province Of China	1.20%
						Finland	1.16%
						Greece	1.16%
Wireless Equipment (2.43%)						Mexico	1.00%
Nokia OYJ		11,300		308		Israel	0.85%
Qualcomm Inc		6,050		335		Singapore	0.81%

						Indonesia	0.80%
				643		Norway	0.68%

TOTAL COMMON STOCKS			$25,837			China	0.37%

						Liabilities in Excess of Other Assets, Net	(1.49%)

		Principal				TOTAL NET ASSETS	100.00%

		Amount		Value
		(000	's)	(000	's)

REPURCHASE AGREEMENTS (3.92%)
Money Center Banks (3.92%)
Deutsche Bank Repurchase Agreement;
2.18% dated 07/31/08 maturing 08/01/08
(collateralized by U.S. Government
Agency Issues; $1,052,000; 0.00% -
6.625%; dated 08/01/08 - 07/15/16) (c)		$1,043		$1,037

TOTAL REPURCHASE AGREEMENTS			$1,037

Total Investments			$26,874
Liabilities in Excess of Other Assets, Net - (1.49)%				(394)

TOTAL NET ASSETS - 100.00%			$26,480

(a)	Security or a portion of the security was on loan at the end of the period.
(b)	Non-Income Producing Security
(c)	Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation			$1,549
Unrealized Depreciation				(3,302)

Net Unrealized Appreciation (Depreciation)				(1,753)
Cost for federal income tax purposes				28,627
All dollar amounts are shown in thousands (000's)

		Schedule of Investments
	Global Real Estate Securities Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (94.76%)				COMMON STOCKS (continued)
Building - Residential & Commercial (0.40%)				REITS - Apartments (continued)
Becton Property Group	24,958	$27		Northern Property Real Estate Investment	2,050	$45

						489

Diversified Operations (0.33%)
Wharf Holdings Ltd	5,076	22		REITS - Diversified (23.68%)
				Affine SA	325	17
Hotels & Motels (0.34%)				Ascendas Real Estate Investment Trust	23,616	39
Marriott International Inc/DE	660	17		Babcock & Brown Japan Property Trust	50,873	36
Starwood Hotels & Resorts Worldwide Inc	189	7		British Land Co PLC	6,639	92

		24		Canadian Real Estate Investment Trust	1,800	51

				Corio NV	740	57
Publicly Traded Investment Fund (0.32%)
				Crombie Real Estate Investment Trust	1,110	12
ProLogis European Properties	1,682	22
				Cromwell Group	74,362	54
Real Estate Management & Services (7.45%)				Digital Realty Trust Inc	1,500	64
Aeon Mall Co Ltd	2,319	69		Entertainment Properties Trust	1,500	80
Conwert Immobilien Invest SE (a)	2,582	39		Fonciere Des Regions	110	14
Deutsche Euroshop AG	802	29		Goodman Group	17,788	42
First Capital Realty Inc	700	15		GPT Group	38,811	55
Hufvudstaden AB	2,588	23		Hammerson PLC	5,046	95
IMMOFINANZ AG	2,960	27		Klepierre	418	17
Mitsubishi Estate Co Ltd	7,677	185		Land Securities Group PLC	6,091	155
PSP Swiss Property AG (a)	799	51		Liberty International PLC	4,792	89
Servcorp Ltd	18,417	57		Mercialys SA	720	33
Wihlborgs Fastigheter AB	936	17		Mirvac Group	20,380	48

		512		Mirvac Industrial Trust	38,336	8

				Nieuwe Steen Investments Funds NV	1,183	32
Real Estate Operator & Developer (18.04%)				PS Business Parks Inc	860	45
APN Property Group Ltd	24,958	12
				Segro PLC	2,635	21
Brookfield Properties Corp (a)	4,000	76
				Shaftesbury PLC	2,852	23
CapitaLand Ltd	27,379	113
				Unibail-Rodamco	1,101	246
China Overseas Land & Investment Ltd	66,330	117
				Valad Property Group	86,400	44
China Resources Land Ltd	19,158	25
				Vornado Realty Trust	1,670	159

FKP Property Group	2,493	11
						1,628

Hang Lung Properties Ltd	1,476	5
Hongkong Land Holdings Ltd	11,238	46		REITS - Healthcare (4.64%)
Hysan Development Co Ltd	15,616	44		Health Care REIT Inc	819	41
Kerry Properties Ltd	14,103	74		LTC Properties Inc	1,120	33
Mapeley Ltd	141	3		National Health Investors Inc	780	24
Mitsui Fudosan Co Ltd	8,393	190		Nationwide Health Properties Inc	2,327	86
NTT Urban Development Corp	22	30		Senior Housing Properties Trust	2,000	42
Sino Land Co	35,052	70		Ventas Inc	2,070	93

Sumitomo Realty & Development Co Ltd	4,647	96				319

Sun Hung Kai Properties Ltd	22,087	328		REITS - Hotels (0.59%)

		1,240		Host Hotels & Resorts Inc	3,090	41

REITS - Apartments (7.10%)
AvalonBay Communities Inc	1,157	116		REITS - Office Property (7.63%)
				Alexandria Real Estate Equities Inc	677	70
Boardwalk Real Estate Investment Trust (a)	1,100	42
				Boston Properties Inc	2,040	196
Equity Residential	1,578	68
				Cofinimmo	255	48
Essex Property Trust Inc	880	107
				Corporate Office Properties Trust	1,130	44
Home Properties Inc (b)	1,110	61
				Douglas Emmett Inc	1,890	45
Mid-America Apartment Communities Inc	866	50

		Schedule of Investments
	Global Real Estate Securities Fund
		July 31, 2008 (unaudited)

					Principal
	Shares	Value			Amount		Value
	Held	(000	's)		(000	's)	(000	's)

COMMON STOCKS (continued)				REPURCHASE AGREEMENTS (3.70%)
REITS - Office Property (continued)				Money Center Banks (3.70%)
Nippon Building Fund Inc	5	$59		Deutsche Bank Repurchase Agreement;
Nomura Real Estate Office Fund Inc	3	22		2.18% dated 07/31/08 maturing 08/01/08
				(collateralized by U.S. Government
Rubicon Japan Trust	64,559	6		Agency Issues; $159,000; 0.00% - 6.625%;
Tishman Speyer Office Fund	27,576	35		dated 08/01/08 - 07/15/16) (c)	$158		$157

		525		Investment in Joint Trading Account; Bank

				of America Repurchase Agreement; 2.12%
REITS - Regional Malls (6.31%)				dated 07/31/2008 maturing 08/01/2008
General Growth Properties Inc	2,790	76		(collateralized by Sovereign Agency
Simon Property Group Inc	2,990	277		Issues; $50,000; 2.20%; dated 01/23/09)	49		49
Taubman Centers Inc	1,680	81		Investment in Joint Trading Account;

		434		Deutsche Bank Repurchase Agreement;

				2.16% dated 07/31/2008 maturing
REITS - Shopping Centers (10.26%)				08/01/2008 (collateralized by Sovereign
CapitaMall Trust	12,426	27		Agency Issues; $50,000; 2.75% - 4.52%;
Centro Properties Group	57,150	14		dated 09/14/10 - 04/15/14)	49		48

Centro Retail Group	109,370	30					254

Federal Realty Investment Trust (b)	1,270	92		TOTAL REPURCHASE AGREEMENTS	$254

Japan Retail Fund Investment Corp	4	20		Total Investments	$6,769
Kimco Realty Corp	1,560	55		Other Assets in Excess of Liabilities, Net - 1.54%			106

Link REIT/The	36,573	82		TOTAL NET ASSETS - 100.00%	$6,875

Macquarie CountryWide Trust	6,908	6
Macquarie DDR Trust	64,660	15
Saul Centers Inc	900	44		(a) Non-Income Producing Security
Tanger Factory Outlet Centers	1,620	61		(b)	Security or a portion of the security was on loan at the end of the period.
Urstadt Biddle Properties Inc	1,650	27		(c)	Security was purchased with the cash proceeds from securities loans.
Vastned Retail NV	701	57
Westfield Group	11,609	175		Unrealized Appreciation (Depreciation)

		705		The net federal income tax unrealized appreciation (depreciation) and federal tax cost

				of investments held by the fund as of the period end were as follows:
REITS - Single Tenant (0.89%)
National Retail Properties Inc	2,890	61		Unrealized Appreciation	$130
				Unrealized Depreciation			(1,365)

REITS - Storage (2.38%)				Net Unrealized Appreciation (Depreciation)			(1,235)
Big Yellow Group PLC	3,124	19		Cost for federal income tax purposes			8,004
Public Storage	1,760	144		All dollar amounts are shown in thousands (000's)

		163

REITS - Warehouse & Industrial (4.22%)
AMB Property Corp	1,440	71
Japan Logistics Fund Inc	9	52
Prologis	3,420	167

		290

Storage & Warehousing (0.18%)
Safestore Holdings Plc	4,581	13

TOTAL COMMON STOCKS	$6,515

Schedule of Investments Global Real Estate Securities Fund

July 31, 2008 (unaudited)

Portfolio Summary (unaudited)

Country	Percent

United States	42.14%
Hong Kong	11.83%
Japan	10.53%
Australia	9.82%
United Kingdom	7.42%
France	4.75%
Canada	3.52%
Singapore	2.61%
Netherlands	2.12%
Austria	0.95%
Switzerland	0.74%
Belgium	0.70%
Sweden	0.59%
Germany	0.42%
Luxembourg	0.32%
Other Assets in Excess of Liabilities, Net	1.54%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Currency Contracts	27.54%

		Schedule of Investments
		Global Real Estate Securities Fund
		July 31, 2008 (unaudited)

		Foreign Currency Contracts
					Net Unrealized
Foreign Currency	Delivery	Contracts to			Appreciation
Purchase Contracts	Date	Accept	In Exchange For	Value	(Depreciation)

Euro	8/15/2008	108,456	$170	$169	$(1)
British Pound	8/15/2008	19,458	38	38	-
Japanese Yen	8/15/2008	21,743,352	204	202	(2)
Australian Dollar	8/11/2008	65,329	63	61	(2)
Australian Dollar	9/12/2008	959	1	1	-
Canadian Dollar	9/12/2008	3,532	3	3	-
Swiss Franc	9/12/2008	5,109	5	5	-
Danish Kroner	9/12/2008	329	-	-	-
Hong Kong Dollar	8/8/2008	1,585,280	203	203	-
Hong Kong Dollar	9/12/2008	2,527	-	-	-
Norwegian Krone	9/12/2008	17,299	3	3	-
New Zealand Dollar	8/11/2008	9,723	7	7	-
Poland Zloty	9/12/2008	26,903	13	13	-
Swedish Krona	9/12/2008	199,680	33	33	-
Singapore Dollar	8/8/2008	4,885	4	4	-
Danish Kroner	9/12/2008	329	-	-	-
Euro	9/12/2008	108,456	170	169	(1)
British Pound	9/12/2008	19,458	38	38	-
Japanese Yen	8/8/2008	21,743,352	204	202	(2)
Australian Dollar	9/12/2008	65,329	63	61	(2)
Canadian Dollar	9/12/2008	3,532	3	3	-

					Net Unrealized
Foreign Currency	Delivery	Contracts to			Appreciation
Sale Contracts	Date	Deliver	In Exchange For	Value	(Depreciation)

Euro	8/15/2008	40,518	$63	$63	$-
British Pound	8/15/2008	5,154	10	10	-
Japanese Yen	8/15/2008	1,222,856	12	11	1
Australian Dollar	8/8/2008	23,289	22	22	-
Australian Dollar	8/11/2008	286,682	273	270	3
Australian Dollar	9/12/2008	108,112	103	101	2
Hong Kong Dollar	8/8/2008	301,264	39	39	-
Hong Kong Dollar	9/12/2008	93,622	12	12	-
Swedish Krona	9/12/2008	174,590	29	29	-
Singapore Dollar	8/8/2008	24,674	18	18	-
Euro	9/12/2008	40,518	63	63	-
British Pound	9/12/2008	5,154	10	10	-
Japanese Yen	9/12/2008	1,222,856	12	11	1
Singapore Dollar	8/8/2008	24,674	18	18	-

All dollar amounts are shown in thousands (000's)

				Schedule of Investments
			Government & High Quality Bond Fund
				July 31, 2008 (unaudited)

			Principal				Principal
			Amount	Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

BONDS	(50.19%)					BONDS (continued)
Asset Backed Securities (4.63%)						Home Equity - Other (3.65%)
Chase Funding Mortgage Loan Asset-Backed						ACE Securities Corp
Certificates						2.67%, 9/25/2035 (a)(b)	$511		$506
2.75%, 9/25/2033 (a)		$234		$203		American Home Mortgage Investment Trust
2.69%, 12/25/2033 (a)		412		382		2.65%, 11/25/2030 (a)	2,009		823
Countrywide Asset-Backed Certificates						Asset Backed Securities Corp Home Equity
2.63%, 6/25/2037 (a)		3,500		2,122		2.56%, 7/25/2036 (a)(b)	3,600		3,555
Credit-Based Asset Servicing and Securitization						First NLC Trust
2.63%, 3/25/2036 (a)		2,000		1,742		2.69%, 5/25/2035 (a)	1,738		1,469
Fannie Mae Grantor Trust						JP Morgan Mortgage Acquisition Corp
2.61%, 9/25/2035 (a)(b)		555		552		2.72%, 7/25/2035 (a)(b)	746		735
GMAC Mortgage Corp Loan Trust						Morgan Stanley Home Equity Loans
2.64%, 8/25/2035 (a)		784		421		2.63%, 2/25/2036 (a)(b)	5,250		4,646
Long Beach Mortgage Loan Trust						Soundview Home Equity Loan Trust
2.57%, 10/25/2036 (a)(b)		2,000		1,529		2.55%, 7/25/2036 (a)	1,378		1,356

SACO I Inc									13,090

2.60%, 6/25/2036 (a)(b)		1,221		864
Saxon Asset Securities Trust						Mortgage Backed Securities (30.50%)
2.62%, 3/25/2036 (a)(b)		5,000		4,398		Banc of America Commercial Mortgage Inc
Structured Asset Investment Loan Trust						1.02%, 11/10/2038 (a)	2,416		40
2.68%, 1/25/2036 (a)(b)		2,054		1,887		0.29%, 3/11/2041 (a)(d)	31,742		206
Swift Master Auto Receivables Trust						Banc of America Funding Corp
2.56%, 6/15/2012 (a)(b)		2,750		2,511		2.54%, 7/20/2036 (a)(b)	1,898		1,741

				16,611		2.74%, 7/20/2036 (a)(b)	1,534		437

						Bear Stearns Alt-A Trust
Automobile Sequential (0.67%)						2.63%, 4/25/2037 (a)(b)	1,093		404
Capital Auto Receivables Asset Trust						Bear Stearns Commercial Mortgage Securities
2.49%, 10/15/2009 (a)(b)		1,399		1,399		0.83%, 2/11/2041 (a)(d)	7,907		219
WFS Financial Owner Trust						Bear Stearns Mortgage Funding Trust
3.93%, 2/17/2012 (b)		1,000		1,000		2.67%, 7/25/2036 (a)(b)	3,494		2,170

				2,399		Chase Mortgage Finance Corp

Credit Card Asset Backed Securities (1.08%)						5.02%, 7/25/2037 (a)(b)	1,825		1,764
Discover Card Master Trust						Commercial Mortgage Pass Through Certificates
5.65%, 3/16/2020		1,917		1,789		0.07%, 12/10/2046 (a)(d)	25,909		257
Discover Card Master Trust I						Countrywide Alternative Loan Trust
2.48%, 5/15/2011 (a)		1,000		998		2.76%, 5/25/2035 (a)	326		146
Washington Mutual Master Note Trust						Credit Suisse Mortgage Capital Certificates
3.21%, 10/15/2014 (a)(b)(c)(d)		1,350		1,108		5.47%, 9/15/2039	4,500		4,200

				3,895		6.00%, 9/15/2039 (a)	1,000		888

						0.09%, 12/15/2039	16,816		232
Finance - Mortgage Loan/Banker (9.66%)						5.38%, 2/15/2040 (a)	2,650		2,405
Fannie Mae
3.25%, 8/12/2010		6,275		6,281		6.43%, 2/15/2041 (a)(d)	1,250		1,133
5.25%, 8/ 1/2012 (e)(f)		11,800		11,575		CS First Boston Mortgage Securities Corp
						0.50%, 11/15/2036 (a)(d)	11,467		403
5.00%, 5/11/2017 (f)		7,750		7,969		Fannie Mae
6.63%, 11/15/2030		1,300		1,545		2.76%, 10/25/2018 (a)	537		531
Freddie Mac						5.00%, 8/25/2026	2,325		2,350
5.75%, 6/27/2016 (f)		2,400		2,338		2.66%, 4/25/2034 (a)	4,927		4,927
SLM Student Loan Trust
2.89%, 10/25/2016 (a)		1,673		1,670		0.26%, 3/25/2036	28,555		331
2.97%, 9/17/2018 (a)		3,339		3,284		6.50%, 2/25/2047	2,405		2,514

				34,662		Fannie Mae Grantor Trust

						2.81%, 5/25/2035 (a)(b)	1,974		2,001
						Fannie Mae Whole Loan
						2.61%, 5/25/2035 (a)	2,056		2,043

			Schedule of Investments
	Government & High Quality Bond Fund
			July 31, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
Federal Home Loan Banks					LB-UBS Commercial Mortgage Trust
5.46%, 11/27/2015	$2,775		$2,800		(continued)
Freddie Mac					0.74%, 7/15/2040 (a)	$101,552		$2,258
4.50%, 7/15/2017	4,900		4,866		Merrill Lynch Mortgage Trust
2.76%, 6/15/2018 (a)(b)	3,222		3,183		0.56%, 5/12/2043	47,684		950
2.86%, 7/15/2023 (a)	5,225		5,113		Merrill Lynch/Countrywide Commercial
					Mortgage Trust
2.66%, 4/15/2030 (a)	4,692		4,600		0.54%, 8/12/2048 (a)	33,602		1,009
5.50%, 9/15/2031 (a)	1,375		1,359		0.11%, 12/12/2049 (a)(d)	49,464		588
2.86%, 9/15/2033 (a)(b)	317		311		Morgan Stanley Capital I
GE Capital Commercial Mortgage Corp					0.36%, 8/13/2042	171,544		2,400
5.61%, 4/10/2017 (a)	3,475		3,039		0.06%, 12/15/2043 (a)(d)	27,089		293
G-Force LLC					Residential Accredit Loans Inc
2.76%, 12/25/2039 (a)(d)	2,800		2,043		2.61%, 2/25/2037 (a)(b)	1,420		777
Ginnie Mae					2.65%, 7/25/2037 (a)(b)	2,419		1,603
1.57%, 10/16/2012 (a)	70,587		1,975
					Wachovia Bank Commercial Mortgage Trust
3.89%, 7/16/2026	1,575		1,560		0.25%, 3/15/2042 (a)(d)	29,995		239
5.08%, 1/16/2030 (a)	1,521		1,531		0.64%, 5/15/2044 (a)(d)	93,426		1,638
4.26%, 2/16/2032	2,279		2,257		5.82%, 5/15/2046 (a)	2,600		2,283
0.92%, 6/17/2045 (a)	35,700		1,441		WaMu Mortgage Pass Through Certificates
0.75%, 11/16/2045	3,606		147		2.98%, 7/25/2044 (a)(b)	228		217
1.12%, 5/16/2046 (a)	10,642		518		2.69%, 4/25/2045 (a)	495		326
1.06%, 10/16/2046	15,734		894		Washington Mutual Alternative Mortgage
Greenpoint Mortgage Funding Trust					2.74%, 6/25/2046 (a)	3,749		1,123

2.76%, 6/25/2045 (a)	232		154					109,448

Greenwich Capital Commercial Funding Corp
0.27%, 6/10/2036 (a)(d)	16,005		116		TOTAL BONDS	$180,105

5.91%, 7/10/2038	2,500		2,421		U.S. GOVERNMENT & GOVERNMENT AGENCY
0.32%, 3/10/2039 (a)(d)	54,780		960		OBLIGATIONS (78.33%)
GS Mortgage Securities Corp II					Federal Home Loan Mortgage Corporation
0.67%, 11/10/2039 (d)	30,413		959		(FHLMC) (19.68%)
					4.50%, 8/ 1/2023 (g)	3,690		3,531
Impac CMB Trust
2.77%, 4/25/2035 (a)(b)	638		283		5.00%, 8/ 1/2038 (g)	8,315		7,889
Indymac Index Mortgage Loan Trust					5.50%, 8/ 1/2038 (g)	1,025		1,002
2.79%, 4/25/2035 (a)	301		131		6.00%, 8/ 1/2038 (g)	7,440		7,477
JP Morgan Chase Commercial Mortgage					6.50%, 8/ 1/2038 (g)	25		26
Securities					6.00%, 9/ 1/2038 (g)	3,995		4,004
0.33%, 9/12/2037 (a)	84,224		951		6.50%, 6/ 1/2017	239		248
6.01%, 6/15/2049 (a)	2,225		1,975		6.00%, 7/ 1/2017	93		94
JP Morgan Mortgage Trust					5.50%, 4/ 1/2018	685		693
4.95%, 11/25/2035 (a)	3,000		2,722		5.50%, 12/ 1/2018	3		3
5.29%, 4/25/2036 (a)	710		698		5.00%, 1/ 1/2019	1,525		1,512
5.81%, 6/25/2036 (a)	1,600		1,250		6.00%, 1/ 1/2021	299		305
5.95%, 8/25/2036 (a)	2,400		1,837		6.50%, 8/ 1/2022	364		378
6.00%, 8/25/2036 (a)	2,467		2,270		5.00%, 10/ 1/2025	1,123		1,089
5.56%, 10/25/2036 (a)	4,725		3,585		6.00%, 6/ 1/2028	87		89
5.80%, 1/25/2037 (a)	3,433		3,255		5.50%, 1/ 1/2029	23		22
LB-UBS Commercial Mortgage Trust					5.50%, 3/ 1/2029	17		17
0.08%, 11/15/2038 (a)(d)	13,344		187
0.72%, 11/15/2038 (a)(d)	21,752		764		6.50%, 3/ 1/2029	60		62
0.07%, 2/15/2040 (a)(d)	5,927		56		8.00%, 8/ 1/2030	3		4
0.49%, 2/15/2040 (a)	7,432		191		8.00%, 11/ 1/2030	2		3
					7.50%, 12/ 1/2030	23		25

			Schedule of Investments
		Government & High Quality Bond Fund
			July 31, 2008 (unaudited)

		Principal				Principal
		Amount	Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

U.S. GOVERNMENT & GOVERNMENT AGENCY					U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)					OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation					Federal National Mortgage Association (FNMA) (33.40%)
(FHLMC) (continued)					5.00%, 8/ 1/2023 (g)	$1,990		$1,954
7.00%, 1/ 1/2031	$10		$11		5.00%, 8/ 1/2038 (g)	9,120		8,658
7.50%, 2/ 1/2031	13		14		5.50%, 8/ 1/2038 (g)	26,690		26,115
6.50%, 6/ 1/2031	4		4		5.50%, 9/ 1/2038 (g)	3,610		3,523
6.00%, 10/ 1/2031	40		40		6.50%, 9/ 1/2038 (g)	3,485		3,567
6.00%, 2/ 1/2032	93		94		6.00%, 5/ 1/2009	11		11
6.50%, 2/ 1/2032	29		30		4.50%, 3/ 1/2010	104		105
6.50%, 2/ 1/2032	99		103		6.50%, 4/ 1/2010	12		12
6.50%, 4/ 1/2032	82		85		6.50%, 6/ 1/2016	29		30
7.50%, 4/ 1/2032	147		158		6.00%, 1/ 1/2017	76		78
6.50%, 8/ 1/2032	250		259		6.00%, 4/ 1/2017	143		146
6.50%, 8/ 1/2032	107		111		5.50%, 9/ 1/2017	365		370
5.00%, 12/ 1/2032	923		883		5.50%, 9/ 1/2017	83		84
5.50%, 5/ 1/2033	575		565		5.00%, 1/ 1/2018	586		582
5.50%, 10/ 1/2033	206		203		5.50%, 3/ 1/2018	368		372
5.50%, 12/ 1/2033	4,944		4,862		5.00%, 4/ 1/2019	548		543
5.00%, 5/ 1/2034	1,479		1,412		5.50%, 6/ 1/2019	98		99
6.00%, 9/ 1/2034	1,014		1,024		5.50%, 6/ 1/2019	120		121
6.00%, 2/ 1/2035	734		741		5.50%, 7/ 1/2019	257		260
6.50%, 4/ 1/2035	69		71		5.50%, 7/ 1/2019	61		61
5.00%, 5/ 1/2035	1,196		1,140		5.50%, 7/ 1/2019	110		111
5.00%, 7/ 1/2035	69		65		5.50%, 7/ 1/2019	126		127
5.00%, 7/ 1/2035	666		635		5.50%, 7/ 1/2019	249		252
5.00%, 10/ 1/2035	128		122		5.50%, 8/ 1/2019	64		65
6.00%, 8/ 1/2036	3,552		3,576		5.50%, 8/ 1/2019	493		498
6.00%, 10/ 1/2036 (a)	876		882		5.50%, 9/ 1/2019	467		472
6.50%, 11/ 1/2036	1,001		1,029		4.50%, 12/ 1/2019	619		602
6.50%, 2/ 1/2037	441		454		4.50%, 1/ 1/2020	2,010		1,953
6.00%, 3/ 1/2037	1,604		1,614		7.00%, 5/ 1/2022	95		100
6.00%, 4/ 1/2037	4,326		4,356		6.00%, 12/ 1/2022	184		187
5.50%, 7/ 1/2037	724		709		5.00%, 1/ 1/2026	1,612		1,559
6.50%, 12/ 1/2037	991		1,019		5.50%, 6/ 1/2026	1,550		1,536
6.00%, 1/ 1/2038 (a)	490		493		7.50%, 1/ 1/2031	9		10
6.50%, 1/ 1/2038	268		276		7.50%, 5/ 1/2031	15		16
6.00%, 3/ 1/2038	896		901		6.50%, 9/ 1/2031	101		105
6.50%, 3/ 1/2038	413		425		6.00%, 12/ 1/2031	111		112
6.00%, 4/ 1/2038	1,569		1,579		6.00%, 12/ 1/2031	37		37
7.10%, 10/ 1/2032 (a)	9		9		6.50%, 12/ 1/2031	22		23
7.25%, 9/ 1/2033 (a)	129		130		6.50%, 4/ 1/2032	80		82
4.66%, 8/ 1/2035 (a)	1,703		1,708		7.50%, 8/ 1/2032	113		121
6.76%, 3/ 1/2036 (a)	1,291		1,314		6.00%, 11/ 1/2032	133		135
6.53%, 7/ 1/2036 (a)	2,253		2,297		4.54%, 3/ 1/2033 (a)	807		812
6.52%, 10/ 1/2036 (a)	1,056		1,080		5.50%, 9/ 1/2033	2,580		2,540
5.87%, 11/ 1/2036 (a)	318		323		7.13%, 11/ 1/2033 (a)	13		14
6.51%, 1/ 1/2037 (a)	1,618		1,645		5.09%, 12/ 1/2033 (a)	723		734
5.69%, 6/ 1/2037 (a)	1,306		1,322		4.90%, 9/ 1/2034 (a)	3,338		3,430
5.69%, 6/ 1/2037 (a)	2,345		2,378		4.72%, 2/ 1/2035 (a)	4,087		4,094

			70,624		4.93%, 3/ 1/2035 (a)	1,319		1,326

			Schedule of Investments
	Government & High Quality Bond Fund
			July 31, 2008 (unaudited)

	Principal						Principal
	Amount		Value				Amount	Value
	(000	's)	(000	's)		(000	's)	(000	's)

U.S. GOVERNMENT & GOVERNMENT AGENCY					U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)					OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)					Government National Mortgage Association
(continued)					(GNMA) (continued)
5.00%, 4/ 1/2035	$1,014		$967		8.00%, 12/15/2016	$15	$			16
4.30%, 5/ 1/2035 (a)(b)	1,114		1,117		7.50%, 4/15/2017	8				9
4.88%, 7/ 1/2035 (a)	1,099		1,121		7.50%, 4/15/2017	56				60
5.00%, 7/ 1/2035	492		469		7.50%, 4/15/2017	61				65
5.00%, 7/ 1/2035	3,189		3,042		8.00%, 4/15/2017	15				17
5.00%, 8/ 1/2035	620		592		8.00%, 4/15/2017	12				13
5.07%, 8/ 1/2035 (a)	4,284		4,325		8.00%, 4/15/2017	20				22
5.61%, 11/ 1/2035 (a)	966		978		7.50%, 5/15/2017	16				17
6.50%, 4/ 1/2036	118		121		8.00%, 5/15/2017	26				28
6.50%, 8/ 1/2036	2,091		2,150		8.00%, 5/15/2017	13				14
6.50%, 8/ 1/2036	880		905		8.00%, 6/15/2017	16				17
6.50%, 10/ 1/2036	486		500		8.00%, 6/15/2017	21				23
6.50%, 11/ 1/2036	535		550		8.00%, 7/15/2017	10				11
6.50%, 12/ 1/2036	720		740		7.50%, 7/15/2018	37				40
5.50%, 2/ 1/2037	3,732		3,660		7.50%, 12/15/2021	40				43
5.73%, 5/ 1/2037 (a)	3,945		4,001		7.50%, 12/15/2021	34				36
6.19%, 5/ 1/2037 (a)	1,916		1,945		7.50%, 2/15/2022	55				59
5.00%, 6/ 1/2037	9,657		9,193		8.00%, 2/15/2022	59				64
5.50%, 6/ 1/2037	1,751		1,715		7.50%, 3/15/2022	7				8
6.50%, 7/ 1/2037	223		229		7.50%, 3/15/2022	13				14
6.50%, 7/ 1/2037	283		291		7.50%, 3/15/2022	34				37
6.50%, 8/ 1/2037	956		983		7.50%, 4/15/2022	22				24
6.50%, 10/ 1/2037	1,314		1,351		7.50%, 4/15/2022	19				21
6.50%, 11/ 1/2037	431		443		7.50%, 4/15/2022	39				42
6.50%, 1/ 1/2038	134		138		7.50%, 4/15/2022	22				24
5.50%, 2/ 1/2038	3,495		3,423		7.50%, 5/15/2022	38				41
6.00%, 2/ 1/2038	1,516		1,525		7.50%, 7/15/2022	63				68
6.00%, 2/ 1/2038 (a)	1,420		1,428		7.50%, 8/15/2022	24				26
6.50%, 2/ 1/2038	189		195		7.50%, 8/15/2022	31				33
6.00%, 3/ 1/2038	445		447		7.50%, 8/15/2022	7				8
6.00%, 3/ 1/2038	1,500		1,508		7.50%, 8/15/2022	2				2
6.50%, 3/ 1/2038	169		174		7.50%, 8/15/2022	15				16
6.00%, 4/ 1/2038	1,785		1,795		7.50%, 8/15/2022	23				24
6.50%, 5/ 1/2038	95		97		7.50%, 8/15/2022	83				89

			119,862		7.50%, 8/15/2022	70				75

Government National Mortgage Association					7.00%, 11/15/2022	41				44
(GNMA) (4.70%)					7.00%, 11/15/2022	21				23
5.00%, 8/ 1/2038 (g)	1,005		970		7.00%, 11/15/2022	64				68
5.50%, 9/ 1/2038 (g)	3,315		3,275		7.00%, 11/15/2022	40				42
6.00%, 9/ 1/2038 (g)	1,500		1,511		7.50%, 11/15/2022	42				45
6.50%, 10/15/2008	2		2		7.00%, 12/15/2022	48				52
6.50%, 3/15/2009	2		2		7.00%, 12/15/2022	150				161
5.50%, 12/15/2013	21		21		7.00%, 1/15/2023	63				67
5.50%, 1/15/2014	107		109		7.00%, 1/15/2023	22				24
5.50%, 1/15/2014	84		85		7.00%, 1/15/2023	22				24
5.50%, 2/15/2014	98		99		7.00%, 2/15/2023	328				351
5.50%, 3/15/2014	199		203		7.50%, 2/15/2023	6				6
8.00%, 8/15/2016	75		81		7.50%, 2/15/2023	21				23

			Schedule of Investments
	Government & High Quality Bond Fund
			July 31, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

U.S. GOVERNMENT & GOVERNMENT AGENCY					U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)					OBLIGATIONS (continued)
Government National Mortgage Association					Government National Mortgage Association
(GNMA) (continued)					(GNMA) (continued)
7.00%, 3/15/2023	$29		$31		7.50%, 8/15/2024	$6		$7
7.50%, 5/15/2023	28		30		7.25%, 9/15/2025	78		84
7.50%, 5/15/2023	8		9		6.50%, 10/15/2025	43		45
7.50%, 5/15/2023	83		89		6.50%, 1/15/2026	34		35
7.50%, 6/15/2023	24		25		7.00%, 1/15/2026	59		64
7.00%, 7/15/2023	29		31		6.50%, 3/15/2026	70		73
7.00%, 7/15/2023	11		12		7.00%, 5/15/2026	9		10
7.00%, 7/15/2023	97		104		7.00%, 1/15/2027	70		75
7.00%, 7/15/2023	30		32		7.00%, 3/15/2027	40		43
7.00%, 8/15/2023	47		50		7.50%, 4/15/2027	6		6
6.50%, 9/15/2023	37		39		7.50%, 5/15/2027	67		72
6.50%, 9/15/2023	63		66		7.50%, 5/15/2027	16		17
6.50%, 9/15/2023	57		59		7.50%, 6/15/2027	40		43
6.50%, 9/15/2023	69		71		7.00%, 11/15/2027	151		162
6.00%, 10/15/2023	321		327		7.00%, 12/15/2027	71		76
6.50%, 10/15/2023	72		75		6.50%, 2/15/2028	37		39
6.50%, 10/15/2023	27		28		7.00%, 4/15/2028	3		3
7.00%, 10/15/2023	55		58		7.00%, 4/15/2028	108		115
7.50%, 10/15/2023	10		11		8.00%, 12/15/2030	18		20
6.00%, 11/15/2023	157		160		7.00%, 5/15/2031	37		39
6.00%, 11/15/2023	121		123		6.50%, 7/15/2031	10		10
6.50%, 11/15/2023	22		22		7.00%, 7/15/2031	10		11
7.50%, 11/15/2023	84		90		7.00%, 7/15/2031	1		1
6.00%, 12/15/2023	90		92		7.00%, 9/15/2031	11		12
6.00%, 12/15/2023	70		71		6.50%, 10/15/2031	74		76
6.00%, 12/15/2023	6		7		6.50%, 7/15/2032	85		88
6.50%, 12/15/2023	131		136		6.00%, 8/15/2032	440		447
6.50%, 12/15/2023	101		104		6.00%, 9/15/2032	374		380
6.50%, 12/15/2023	99		102		6.00%, 2/15/2033	92		93
6.50%, 12/15/2023	41		42		5.00%, 2/15/2034	1,065		1,033
7.00%, 12/15/2023	39		41		6.00%, 1/20/2024	46		46
7.00%, 12/15/2023	68		73		6.00%, 4/20/2024	91		93
6.00%, 1/15/2024	80		81		6.50%, 4/20/2024	48		49
6.50%, 1/15/2024	78		81		6.00%, 5/20/2024	97		98
6.50%, 1/15/2024	28		29		6.00%, 5/20/2024	34		35
6.50%, 1/15/2024	94		98		6.00%, 10/20/2024	57		58
6.50%, 1/15/2024	46		48		6.00%, 9/20/2025	33		33
6.50%, 1/15/2024	80		83		6.00%, 11/20/2025	41		41
6.50%, 1/15/2024	80		83		6.50%, 7/20/2026	24		25
6.50%, 1/15/2024	31		32		6.00%, 10/20/2028	50		51
6.50%, 1/15/2024	44		46		6.50%, 10/20/2028	42		44
6.00%, 2/15/2024	63		64		5.50%, 5/20/2035	1,313		1,300

6.00%, 2/15/2024	142		145					16,872

6.00%, 2/15/2024	64		66		U.S. Treasury (13.74%)
6.00%, 3/15/2024	37		38		3.25%, 12/31/2009 (f)	1,975		2,000
6.50%, 3/15/2024	34		35		4.13%, 8/15/2010 (f)	15,000		15,475
6.50%, 4/15/2024	70		72		4.25%, 10/15/2010 (f)	7,500		7,774
6.50%, 7/15/2024	208		215		4.63%, 7/31/2012 (f)	6,550		6,928

				Schedule of Investments
		Government & High Quality Bond Fund
				July 31, 2008 (unaudited)

		Principal				(a) Variable Rate
		Amount		Value		(b)	Security was purchased with the cash proceeds from securities loans.
		(000	's)	(000	's)	(c)	Market value is determined in accordance with procedures established in

							good faith by the Board of Directors. At the end of the period, the value
U.S. GOVERNMENT & GOVERNMENT AGENCY							of these securities totaled $1,108 or 0.31% of net assets.
OBLIGATIONS (continued)						(d)	Security exempt from registration under Rule 144A of the Securities Act
U.S. Treasury (continued)							of 1933. These securities may be resold in transactions exempt from
3.63%, 5/15/2013 (f)		$4,250		$4,323			registration, normally to qualified institutional buyers. Unless otherwise
4.25%, 8/15/2014 (f)		3,000		3,139			indicated, these securities are not considered illiquid. At the end of the
4.13%, 5/15/2015 (f)		8,750		9,082			period, the value of these securities totaled $11,169 or 3.11% of net
						assets.
6.13%, 8/15/2029		500		598		(e)	Security or a portion of the security was pledged to cover margin

				49,319			requirements for futures contracts. At the end of the period, the value of

							these securities totaled $589 or 0.16% of net assets.
U.S. Treasury Inflation-Indexed Obligations (3.30%)						(f)	Security or a portion of the security was on loan at the end of the period.
3.00%, 7/15/2012 (f)		10,964		11,833		(g)	Security was purchased in a "to-be-announced" ("TBA") transaction.
							See Notes to Financial Statements.
U.S. Treasury Strip (3.51%)						(h)	Non-Income Producing Security
0.00%, 11/15/2015 (f)(h)		4,000		3,029
0.00%, 5/15/2020 (h)		13,800		8,036		Unrealized Appreciation (Depreciation)
0.00%, 11/15/2021 (h)		2,900		1,552		The net federal income tax unrealized appreciation (depreciation) and federal tax cost

				12,617		of investments held by the fund as of the period end were as follows:

TOTAL U.S. GOVERNMENT & GOVERNMENT						Unrealized Appreciation			$4,493
AGENCY OBLIGATIONS			$281,127			Unrealized Depreciation				(25,631)

SHORT TERM INVESTMENTS (0.14%)						Net Unrealized Appreciation (Depreciation)				(21,138)
Commercial Paper (0.14%)						Cost for federal income tax purposes				532,656
BMW US Capital Corp						All dollar amounts are shown in thousands (000's)
2.10%, 8/ 1/2008 (b)		$496		$496

TOTAL SHORT TERM INVESTMENTS			$496

REPURCHASE AGREEMENTS (13.87%)							Interest Rate Swap Agreements

Commercial Banks - Non US (11.31%)										Unrealized
BNP Paribas Securities Corporation									Notional	Appreciation/
Repurchase Agreement; 2.19% dated
07/31/08 maturing 08/01/08 (collateralized						Description			Amount	(Depreciation)

by U.S. Government Agency Issues;						Pay semiannually a fixed rate of 4.68% and
$40,889,000	; 0.00% - 6.75%; dated					receive quarterly a floating rate based on 3
08/08/08 - 11/27/37) (b)		$40,827		$40,580		month LIBOR with UBS AG. Expires July
						2018 .			$3,000	$(2)
Money Center Banks (2.56%)
						Receive semi-annually a fixed rate of
Investment in Joint Trading Account; Bank						5.61% and pay quarterly a floating rate
of America Repurchase Agreement; 2.12%						based on 3 month LIBOR with Deutsche
dated 07/31/2008 maturing 08/01/2008						Bank. Expires June 2037.			$2,250	202
(collateralized by Sovereign Agency
Issues; $4,743,000; 2.20%; dated 01/23/09)		4,605		4,605		All dollar amounts are shown in thousands (000's)
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
2.16% dated 07/31/2008 maturing
08/01/2008 (collateralized by Sovereign							Futures Contracts
Agency Issues; $4,743,000; 2.75% -
4.52%; dated 09/14/10 - 04/15/14)		4,605		4,605					Current	Unrealized

				9,210			Number of	Original	Market	Appreciation/

						Type	Contracts	Value	Value	(Depreciation)

TOTAL REPURCHASE AGREEMENTS			$49,790

						Sell:
Total Investments			$511,518			US 10 Year Note;
Liabilities in Excess of Other Assets, Net - (42.53)%				(152,626)		September 2008	140	$15,838	$ 16,076	$(238)

TOTAL NET ASSETS - 100.00%			$358,892

						All dollar amounts are shown in thousands (000's)

     Schedule of Investments Government & High Quality Bond Fund

July 31, 2008 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	88.43%
Government	28.83%
Financial	13.87%
Asset Backed Securities	11.26%
Consumer, Cyclical	0.14%
Liabilities in Excess of Other Assets, Net	(42.53%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	4.48%
Interest Rate Swaps	0.06%

			Schedule of Investments
		High Quality Intermediate-Term Bond Fund
			July 31, 2008 (unaudited)

							Principal
		Shares	Value				Amount		Value
		Held	(000	's)			(000	's)	(000	's)

	PREFERRED STOCKS (0.97%)				BONDS	(79.28%)
	Cable TV (0.03%)				Agricultural Operations (0.21%)
	Comcast Corp 6.63%	2,100	$44		Bunge Ltd Finance Corp
					4.38%, 12/15/2008		$265		$265
	Commercial Banks (0.10%)
	Royal Bank of Scotland Group PLC 5.75%;				Airlines (0.31%)
	Series L	3,550	57		Continental Airlines Inc
	Royal Bank of Scotland Group PLC 6.75%;				5.98%, 4/19/2022		115		93
	Series Q	4,050	73		Northwest Airlines Inc

			130		7.03%, 11/ 1/2019		230		186

	Electric - Integrated (0.13%)				Southwest Airlines Co 2007-1 Pass Through
					Certificate
	PPL Capital Funding Inc	2,600	64		6.15%, 8/ 1/2022 (a)(b)		128		120

	Xcel Energy Inc 7.60%	4,000	100						399

			164

					Appliances (0.08%)
	Life & Health Insurance (0.14%)				Whirlpool Corp
	Delphi Financial Group Inc 7.38%	4,000	72		3.28%, 6/15/2009 (c)		100		100
	PLC Capital Trust V	5,600	100

			172		Asset Backed Securities (10.25%)

					Ameriquest Mortgage Securities Inc
	Money Center Banks (0.11%)				2.76%, 3/25/2035 (c)		23		21
	Santander Finance Preferred SA Unipersonal				2.69%, 7/25/2035 (c)		27		27
	6.50%	7,100	136
					Argent Securities Inc
	Property & Casualty Insurance (0.02%)				2.61%, 7/25/2036 (c)(d)		650		486
	Berkley W R Capital Trust	1,100	23		Carrington Mortgage Loan Trust
					2.74%, 12/25/2035 (c)(d)		800		765
	Regional Banks (0.17%)				Chase Funding Mortgage Loan Asset-Backed
					Certificates
	Fleet Capital Trust VIII	3,200	69		2.96%, 9/25/2033 (c)		66		52
	PNC Capital Trust D	6,000	129		2.69%, 12/25/2033 (c)		12		11
	SunTrust Capital IX (a)	1,000	24		Citigroup Mortgage Loan Trust Inc

			222		2.61%, 3/25/2037 (c)		625		585

	Reinsurance (0.05%)				Countrywide Asset-Backed Certificates
	PartnerRe Ltd 6.50%	3,300	66		3.53%, 1/25/2034 (c)		280		208
					2.75%, 2/25/2036 (c)(d)		439		421
REITS	- Apartments (0.04%)				2.71%, 3/25/2036 (c)(d)		557		522
	BRE Properties Inc - Series C	2,500	49		2.71%, 4/25/2036 (c)(d)		1,550		1,449
					2.62%, 2/25/2037 (c)(d)		650		538
REITS	- Diversified (0.01%)				2.59%, 11/25/2037 (c)		400		336
	PS Business Parks Inc 6.70%; Series P	900	16		First Franklin Mortgage Loan Asset Backed
					Certificates
REITS	- Office Property (0.04%)				2.73%, 9/25/2035 (c)(d)		495		486
	HRPT Properties Trust - Series B	2,000	47		2.70%, 11/25/2035 (c)(d)		925		909
					First-Citizens Home Equity Loan LLC
REITS	- Shopping Centers (0.05%)				2.67%, 9/15/2022 (c)(e)		103		80
	Regency Centers Corp 7.45%	2,600	57		Ford Credit Floorplan Master Owner Trust
					2.91%, 6/15/2011 (c)		410		398
REITS	- Warehouse & Industrial (0.08%)				GMAC Mortgage Corp Loan Trust
	AMB Property Corp - Series M	5,300	104		2.64%, 8/25/2035 (c)		277		149

	TOTAL PREFERRED STOCKS	$1,230			Great America Leasing Receivables

					5.39%, 9/15/2011 (e)		90		91
					Indymac Residential Asset Backed Trust
					2.65%, 4/25/2037 (c)		800		721
					JP Morgan Mortgage Acquisition Corp
					2.63%, 4/25/2036 (c)(d)		525		465

				Schedule of Investments
		High Quality Intermediate-Term Bond Fund
				July 31, 2008 (unaudited)

		Principal						Principal
		Amount		Value				Amount	Value
		(000	's)	(000	's)		(000	's)	(000	's)

	BONDS (continued)					BONDS (continued)
	Asset Backed Securities (continued)					Automobile Sequential (continued)
	JP Morgan Mortgage Acquisition Corp					WFS Financial Owner Trust
	(continued)					3.93%, 2/17/2012	$245		$245
	5.45%, 11/25/2036	$455		$430		4.50%, 5/17/2013	150		150

	2.54%, 3/25/2037 (c)	204		193					2,416

	2.61%, 3/25/2037 (c)	290		227
	Lehman XS Trust					Brewery (0.13%)
	2.66%, 9/25/2035 (c)(d)	255		253		SABMiller PLC
	Long Beach Mortgage Loan Trust					3.09%, 7/ 1/2009 (c)(e)	165		164
	2.99%, 6/25/2034 (c)	40		32
						Building Products - Cement & Aggregate (0.27%)
	2.61%, 7/25/2036 (c)	500		296
						C8 Capital SPV Ltd
	2.57%, 10/25/2036 (c)(d)	800		612
						Martin Marietta Materials Inc
	2.57%, 11/25/2036 (c)	675		555		2.95%, 4/30/2010 (c)	350		340
	Marriott Vacation Club Owner Trust
	5.52%, 5/20/2029 (c)(e)	115		109		Building Products - Wood (0.07%)
	Merrill Lynch Mortgage Investors Inc					Masco Corp
	2.69%, 2/25/2037 (c)	775		404		3.09%, 3/12/2010 (c)	100		92
	MSDWCC Heloc Trust
	2.65%, 7/25/2017 (c)	55		37		Cable TV (0.68%)
	Popular ABS Mortgage Pass-Through Trust					Comcast Corp
	2.72%, 11/25/2035 (c)	153		150		3.09%, 7/14/2009 (c)	125		124
	Residential Asset Mortgage Products Inc					COX Communications Inc
	2.73%, 7/25/2035 (c)	147		145		6.75%, 3/15/2011	70		72
	SACO I Inc					7.13%, 10/ 1/2012	65		68
	2.60%, 6/25/2036 (c)(d)	223		158		6.45%, 12/ 1/2036 (e)	85		79
	Saxon Asset Securities Trust					Rogers Cable Inc
	2.98%, 3/25/2035 (c)	250		194		6.75%, 3/15/2015	200		204
	SLM Student Loan Trust					Time Warner Cable Inc
	2.93%, 6/15/2016 (c)(d)	272		268		6.55%, 5/ 1/2037	335		308

	Wells Fargo Home Equity Trust								855

	2.56%, 3/25/2037 (c)	202		199

				12,982		Cellular Telecommunications (0.87%)

						New Cingular Wireless Services Inc
Auto	- Car & Light Trucks (0.04%)					8.13%, 5/ 1/2012	250		274
	Daimler Finance North America LLC					Nextel Communications Inc
	7.30%, 1/15/2012	45		47		5.95%, 3/15/2014	175		133
						Rogers Wireless Inc
	Automobile Sequential (1.91%)					6.38%, 3/ 1/2014	130		131
	AmeriCredit Automobile Receivables Trust					Vodafone Group PLC
	2.48%, 4/ 6/2012 (c)	150		143		7.75%, 2/15/2010	30		31
	Capital Auto Receivables Asset Trust					3.12%, 6/15/2011 (c)	145		141
	2.49%, 10/15/2009 (c)	165		165
						2.92%, 2/27/2012 (c)	300		286
	3.92%, 11/16/2009	250		250
						6.15%, 2/27/2037	110		99

	2.69%, 3/15/2010 (c)	292		292
									1,095

	5.52%, 3/15/2011 (c)	245		243
	Capital One Auto Finance Trust					Chemicals - Diversified (0.01%)
	2.47%, 7/15/2011 (c)	263		255		EI Du Pont de Nemours & Co
	Daimler Chrysler Auto Trust					4.75%, 11/15/2012	15		15
	4.71%, 9/10/2012 (c)	250		251
	Ford Credit Auto Owner Trust					Coatings & Paint (0.06%)
	5.30%, 6/15/2012	210		199		Valspar Corp
	5.60%, 10/15/2012	90		84		5.63%, 5/ 1/2012	75		74
	Hyundai Auto Receivables Trust
	2.86%, 1/17/2012 (c)	140		139

			Schedule of Investments
	High Quality Intermediate-Term Bond Fund
			July 31, 2008 (unaudited)

	Principal						Principal
	Amount		Value				Amount	Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Commercial Banks (1.74%)					Credit Card Asset Backed Securities
BBVA Bancomer SA/Grand Cayman					(continued)
6.01%, 5/17/2022 (c)(e)	$270		$235		Providian Master Note Trust
BOI Capital Funding No 2 LP					5.10%, 11/15/2012 (e)	$275		$271

5.57%, 8/29/2049 (c)(e)	115		77					3,938

Commonwealth Bank of Australia					Data Processing & Management (0.33%)
6.02%, 3/15/2036 (e)	120		102		Fiserv Inc
Fifth Third Bank/Cincinnati					6.13%, 11/20/2012	420		420
3.38%, 8/15/2008	10		10
Glitnir Banki HF					Diversified Manufacturing Operations (0.27%)
2.95%, 10/15/2008 (c)(e)	125		124		Parker Hannifin Corp
KeyBank NA					4.88%, 2/15/2013	10		10
2.93%, 11/ 3/2009 (c)	300		292		Tyco Electronics Group SA
M&I Marshall & Ilsley Bank					6.55%, 10/ 1/2017	330		326

2.95%, 12/ 4/2012 (c)(d)	400		317					336

Societe Generale
5.92%, 4/29/2049 (c)(e)	150		125		Diversified Minerals (0.19%)
US Bank NA/Cincinnati OH					Rio Tinto Finance USA Ltd
6.38%, 8/ 1/2011	40		42		2.63%, 9/30/2008	15		15
Wachovia Bank NA					5.88%, 7/15/2013	100		101
7.80%, 8/18/2010	500		509		7.13%, 7/15/2028	125		127

4.88%, 2/ 1/2015	130		111					243

Woori Bank					Diversified Operations (0.14%)
6.13%, 5/ 3/2016 (a)(c)(e)	125		119		Capmark Financial Group Inc
6.21%, 5/ 2/2037 (c)	180		143		3.37%, 5/10/2010 (c)	250		178

			2,206

Computers - Integrated Systems (0.00%)					Drug Delivery Systems (0.40%)
					Hospira Inc
NCR Corp					3.28%, 3/30/2010 (c)(d)	250		240
7.13%, 6/15/2009	5		5
					6.05%, 3/30/2017	270		261

Credit Card Asset Backed Securities (3.11%)								501

American Express Credit Account Master Trust					Electric - Generation (0.54%)
2.69%, 8/15/2011 (c)(e)	130		129		Korea East-West Power Co Ltd
2.71%, 9/15/2011 (c)	475		472		4.88%, 4/21/2011 (e)	30		30
2.74%, 3/15/2012 (c)	505		497		System Energy Resources Inc
Arran Master Trust					6.20%, 10/ 1/2012	430		433
2.64%, 12/15/2010 (c)(d)	425		418		Tenaska Gateway Partners Ltd
Bank One Issuance Trust					6.05%, 12/30/2023 (e)	187		180
2.78%, 3/15/2012 (c)	300		295		Tenaska Virginia Partners LP
Cabela's Master Credit Card Trust					6.12%, 3/30/2024 (e)	45		45

4.31%, 12/16/2013 (e)	250		246					688

Chase Credit Card Master Trust
2.79%, 1/17/2011 (c)	325		325		Electric - Integrated (1.94%)
2.81%, 2/15/2011 (c)	275		275		Ameren Energy Generating Co
					7.95%, 6/ 1/2032	10		9
Citibank Credit Card Master Trust I
2.99%, 3/10/2011 (c)	150		149		Arizona Public Service Co
					6.50%, 3/ 1/2012	25		25
5.88%, 3/10/2011	150		152
					5.80%, 6/30/2014	85		81
Discover Card Master Trust I
2.70%, 5/15/2012 (c)(d)	425		409		6.25%, 8/ 1/2016	165		158
First USA Credit Card Master Trust					6.88%, 8/ 1/2036	250		224
2.82%, 4/18/2011 (c)	300		300		Baltimore Gas & Electric Co
					5.90%, 10/ 1/2016	90		86
					Carolina Power & Light Co
					8.63%, 9/15/2021	75		88

			Schedule of Investments
		High Quality Intermediate-Term Bond Fund
			July 31, 2008 (unaudited)

		Principal					Principal
		Amount	Value				Amount	Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Electric - Integrated (continued)					Finance - Commercial (continued)
Commonwealth Edison Co					Textron Financial Corp (continued)
6.15%, 3/15/2012	$110		$113		6.00%, 2/15/2067 (c)(e)	$125	$			90

4.70%, 4/15/2015	195		181							671

Consolidated Edison Co of New York Inc					Finance - Consumer Loans (0.59%)
4.88%, 2/ 1/2013 (a)	15		15
					HSBC Finance Corp
DTE Energy Co					4.13%, 12/15/2008	20				20
7.05%, 6/ 1/2011	30		31
					3.00%, 11/16/2009 (c)	250				243
Entergy Gulf States Inc
3.43%, 12/ 8/2008 (c)(e)	60		60		4.13%, 11/16/2009	355				352
Entergy Mississippi Inc					SLM Corp
5.15%, 2/ 1/2013	250		246		5.14%, 3/ 2/2009 (c)	50				48

Ohio Power Co					2.96%, 7/26/2010 (c)	100				90

2.97%, 4/ 5/2010 (c)(d)	255		250							753

Oncor Electric Delivery Co					Finance - Credit Card (0.19%)
6.38%, 5/ 1/2012	40		40		American Express Co
7.00%, 5/ 1/2032	85		80		4.88%, 7/15/2013	15				14
PPL Electric Utilities Corp					Capital One Bank USA NA
4.30%, 6/ 1/2013	15		14		5.00%, 6/15/2009	110				110
Public Service Co of Oklahoma					6.50%, 6/13/2013	130				121

6.63%, 11/15/2037	260		242							245

Southern California Edison Co
2.95%, 2/ 2/2009 (c)	205		205		Finance - Investment Banker & Broker (3.49%)
5.00%, 1/15/2014	25		25		Banque Paribas/New York
Transelec SA					6.88%, 3/ 1/2009	25				25
7.88%, 4/15/2011	50		54		Bear Stearns Cos Inc/The
Union Electric Co					3.06%, 7/16/2009 (c)	285				284
4.65%, 10/ 1/2013	150		142		2.84%, 11/28/2011 (c)	450				433
Virginia Electric and Power Co					Credit Suisse USA Inc
4.50%, 12/15/2010	85		86		6.50%, 1/15/2012	50				52

			2,455		Goldman Sachs Group Inc/The

					2.88%, 3/ 2/2010 (c)	200				199
Electronic Components - Semiconductors (0.19%)					2.96%, 2/ 6/2012 (c)	150				143
National Semiconductor Corp					6.45%, 5/ 1/2036	100				86
3.03%, 6/15/2010 (c)(d)	250		240
					Jefferies Group Inc
					6.45%, 6/ 8/2027	300				232
Export & Import Bank (0.05%)
Export-Import Bank Of Korea					6.25%, 1/15/2036	200				142
4.50%, 8/12/2009	60		60		JPMorgan Chase & Co
					6.75%, 2/ 1/2011	510				529
Fiduciary Banks (0.19%)					5.25%, 5/ 1/2015	295				286
Bank of New York Mellon Corp/The					Lehman Brothers Holdings Capital Trust
4.50%, 4/ 1/2013	250		241		5.86%, 11/29/2049	145				77
					Lehman Brothers Holdings Inc
Finance - Auto Loans (0.31%)					2.97%, 11/10/2009 (c)	275				255
American Honda Finance Corp					5.63%, 1/24/2013	300				280
2.89%, 4/20/2010 (c)(d)(e)	400		398		6.20%, 9/26/2014	160				147
					Merrill Lynch & Co Inc
Finance - Commercial (0.53%)					3.03%, 2/ 6/2009 (c)	380				375
CIT Group Inc					5.10%, 3/ 2/2009 (c)	20				20
3.03%, 4/27/2011 (c)	225		167		3.00%, 2/ 5/2010 (c)	175				166
5.00%, 2/13/2014	15		11		3.07%, 11/ 1/2011 (c)	200				176
Textron Financial Corp					2.90%, 6/ 5/2012 (c)(d)	150				129
2.77%, 2/25/2011 (c)(d)	425		403
					6.11%, 1/29/2037	170				127

				Schedule of Investments
		High Quality Intermediate-Term Bond Fund
				July 31, 2008 (unaudited)

		Principal					Principal
		Amount		Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

	BONDS (continued)					BONDS (continued)
	Finance - Investment Banker & Broker					Home Equity - Other (continued)
	(continued)					Bear Stearns Asset Backed Securities Trust
	Morgan Stanley					3.11%, 2/25/2034 (c)	$44		$39
	5.38%, 10/15/2015	$280		$251		3.06%, 3/25/2034 (c)	149		130

				4,414		2.62%, 8/25/2036 (c)(d)	525		445

	Finance - Leasing Company (0.30%)					2.65%, 5/25/2037 (c)(d)	1,750		1,534
	International Lease Finance Corp					CDC Mortgage Capital Trust
	3.19%, 1/15/2010 (c)	170		160		3.32%, 6/25/2034 (c)	159		136
	2.86%, 5/24/2010 (c)(d)	200		188		Citigroup Mortgage Loan Trust Inc
	Pitney Bowes Credit Corp					2.61%, 12/25/2035 (c)(d)	33		33
	5.75%, 8/15/2008	30		30		Countrywide Asset-Backed Certificates

				378		6.09%, 6/25/2021 (c)	225		127

						First NLC Trust
	Finance - Mortgage Loan/Banker (0.66%)					2.76%, 9/25/2035 (c)(d)	381		371
	Countrywide Financial Corp					GMAC Mortgage Corp Loan Trust
	3.08%, 12/19/2008 (c)	345		340		5.75%, 10/25/2036	335		245
	3.02%, 3/24/2009 (c)	150		147		5.81%, 10/25/2036	115		59
	5.80%, 6/ 7/2012	260		244		6.05%, 12/25/2037 (c)	260		145
	6.25%, 5/15/2016 (a)	125		108		GSAA Trust

				839		2.60%, 4/25/2047 (c)	665		438

	Finance - Other Services (0.13%)					HSI Asset Securitization Corp Trust
	Alamosa Delaware Inc					2.60%, 1/25/2037 (c)	775		596
	8.50%, 1/31/2012 (a)	140		137		IXIS Real Estate Capital Trust
	National Rural Utilities Cooperative Finance					2.72%, 9/25/2035 (c)(d)	23		22
	Corp					Mastr Asset Backed Securities Trust
	5.75%, 8/28/2009	30		31		4.94%, 8/25/2033 (c)	100		63

				168		Morgan Stanley ABS Capital I

						3.33%, 12/25/2034 (c)	50		31
	Financial Guarantee Insurance (0.06%)
						Morgan Stanley Home Equity Loans
	AMBAC Financial Group Inc					2.63%, 2/25/2036 (c)	760		672
	6.15%, 2/15/2037	85		19
						New Century Home Equity Loan Trust
	MGIC Investment Corp					2.75%, 3/25/2035 (c)	9		7
	5.63%, 9/15/2011	65		57

						Option One Mortgage Loan Trust
				76		3.51%, 5/25/2034 (c)	125		106

Food	- Miscellaneous/Diversified (0.33%)					3.46%, 2/25/2035 (c)	50		41
	General Mills Inc					2.71%, 8/25/2035 (c)	13		13
	2.92%, 1/22/2010 (c)	300		295		2.56%, 7/25/2036 (c)(d)	260		240
	Kraft Foods Inc					Residential Asset Securities Corp
	3.22%, 8/11/2010 (c)	125		123		3.61%, 3/25/2035 (c)	34		17

				418		2.66%, 5/25/2035 (c)(d)	7		7

Food	- Retail (0.10%)					2.73%, 7/25/2035 (c)	20		20
	Safeway Inc					2.61%, 9/25/2036 (c)	305		234
	3.16%, 3/27/2009 (c)	125		124		Saxon Asset Securities Trust
						4.16%, 3/25/2035 (c)	141		101
Gas	- Distribution (0.08%)					Soundview Home Equity Loan Trust
	KeySpan Corp					2.55%, 7/25/2036 (c)(d)	207		203
	7.63%, 11/15/2010	10		11		Specialty Underwriting & Residential Finance
	Southern Union Co					2.97%, 2/25/2035 (c)	89		76
	6.15%, 8/16/2008	90		90		2.69%, 3/25/2036 (c)	29		29

				101		WAMU Asset-Backed Certificates

	Home Equity - Other (5.34%)					2.63%, 5/25/2037 (c)	340		264
	ACE Securities Corp					Wells Fargo Home Equity Trust
	2.67%, 8/25/2035 (c)(d)	61		61		2.96%, 4/25/2034 (c)	103		84

			Schedule of Investments
	High Quality Intermediate-Term Bond Fund
			July 31, 2008 (unaudited)

	Principal							Principal
	Amount		Value					Amount	Value
	(000	's)	(000	's)			(000	's)	(000	's)

BONDS (continued)						BONDS (continued)
Home Equity - Other (continued)						Medical - HMO (continued)
Wells Fargo Home Equity Trust (continued)						UnitedHealth Group Inc (continued)
2.75%, 10/25/2035 (c)(d)(e)	$205		$169			6.88%, 2/15/2038	$135		$123

			6,758			WellPoint Inc

						6.80%, 8/ 1/2012	15		16
Home Equity - Sequential (0.24%)
						5.85%, 1/15/2036 (a)	205		168
Countrywide Asset-Backed Certificates
5.39%, 4/25/2036	265		158			6.38%, 6/15/2037	130		115

5.51%, 8/25/2036	220		143						1,403

			301		Medical Laboratory & Testing Service (0.04%)

Industrial Gases (0.02%)						Quest Diagnostics Inc
						6.40%, 7/ 1/2017	50		49
Praxair Inc
6.38%, 4/ 1/2012	25		26
					Metal	- Diversified (0.05%)

Insurance Brokers (0.26%)						Falconbridge Ltd
						7.35%, 6/ 5/2012	10		10
AON Corp
8.21%, 1/ 1/2027	190		171			5.38%, 6/ 1/2015	15		14
Willis North America Inc						Xstrata Canada Corp
6.20%, 3/28/2017 (a)	175		163			7.25%, 7/15/2012	40		42

			334						66

Investment Companies (0.19%)						Money Center Banks (0.30%)
Xstrata Finance Dubai Ltd						Comerica Capital Trust II
3.04%, 11/13/2009 (c)(e)	250		244			6.58%, 2/20/2037	165		101
						Rabobank Capital Funding Trust
Investment Management & Advisory Services (0.14%)						5.25%, 12/29/2049 (c)(e)	165		138
Ameriprise Financial Inc						Unicredit Luxembourg Finance SA
7.52%, 6/ 1/2066 (c)	200		172			6.00%, 10/31/2017 (e)	150		141

									380

Life & Health Insurance (0.56%)						Mortgage Backed Securities (27.35%)
Great West Life & Annuity Insurance Co						Adjustable Rate Mortgage Trust
7.15%, 5/16/2046 (c)(e)	130		107			3.03%, 2/25/2035 (c)	48		38
Hartford Life Global Funding Trusts						5.09%, 11/25/2035 (c)	140		107
2.95%, 9/15/2009 (c)	300		300
						Banc of America Commercial Mortgage Inc
Lincoln National Corp						7.33%, 11/15/2031	145		148
5.65%, 8/27/2012	145		144
						4.97%, 7/10/2043	130		99
6.05%, 4/20/2067 (c)	105		85
						5.12%, 7/11/2043	250		246
StanCorp Financial Group Inc
6.88%, 10/ 1/2012	75		74			5.93%, 5/10/2045 (c)	310		295

			710			5.33%, 9/10/2045	325		322

						0.07%, 10/10/2045	76,844		246
Medical - Drugs (0.16%)						5.31%, 10/10/2045 (c)	365		359
Schering-Plough Corp						5.68%, 7/10/2046 (c)	300		271
5.55%, 12/ 1/2013 (c)	205		206
						5.45%, 1/15/2049	250		228

Medical - HMO (1.11%)						5.67%, 1/15/2049 (c)(e)	75		43
Aetna Inc						5.87%, 4/10/2049 (c)	575		535
6.75%, 12/15/2037	100		93			5.84%, 6/10/2049 (c)	500		462
Cigna Corp						5.49%, 2/10/2051	530		481
7.00%, 1/15/2011	105		108			Banc of America Funding Corp
Humana Inc						2.54%, 7/20/2036 (c)(d)	395		363
7.20%, 6/15/2018	285		276			2.74%, 7/20/2036 (c)(d)	307		87
UnitedHealth Group Inc						2.64%, 4/25/2037 (c)(d)	550		240
5.50%, 11/15/2012	350		344			Banc of America Mortgage Securities Inc
4.88%, 2/15/2013	165		160			4.11%, 6/25/2034 (c)	300		292

			Schedule of Investments
	High Quality Intermediate-Term Bond Fund
			July 31, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
Bear Stearns Adjustable Rate Mortgage Trust					Credit Suisse Mortgage Capital Certificates
3.58%, 6/25/2034 (c)	$75		$74		(continued)
4.75%, 8/25/2035 (c)	353		306		0.09%, 12/15/2039	$1,440	$			20
Bear Stearns Alt-A Trust					0.67%, 12/15/2039 (c)	6,097				164
2.62%, 11/25/2036 (c)(d)	190		82		5.69%, 9/15/2040 (c)	300				276
2.63%, 4/25/2037 (c)	456		168		5.87%, 9/15/2040	300				266
Bear Stearns Asset Backed Securities Trust					6.43%, 2/15/2041 (c)(e)	350				317
2.69%, 4/25/2036 (c)(d)	396		355		CS First Boston Mortgage Securities Corp
Bear Stearns Commercial Mortgage Securities					1.09%, 3/15/2036 (c)(e)	865				15
Inc					0.23%, 5/15/2036 (c)(e)	882				7
7.00%, 5/20/2030	142		147		0.58%, 7/15/2036 (c)(e)	1,121				14
3.97%, 11/11/2035	44		43		0.19%, 11/15/2037 (c)(e)	1,954				33
0.49%, 5/11/2039 (c)(e)	3,108		37		7.73%, 9/15/2041 (c)	40				41
3.24%, 2/11/2041	24		24		Fannie Mae
Bella Vista Mortgage Trust					2.76%, 2/25/2018 (c)	88				88
2.76%, 1/22/2045 (c)(d)	272		248		2.71%, 11/25/2022 (c)	108				107
2.71%, 5/20/2045 (c)	329		221		2.66%, 1/25/2023 (c)	132				130
Chase Commercial Mortgage Securities Corp					2.76%, 2/25/2032 (c)	130				129
7.32%, 10/15/2032	294		304
					2.71%, 3/25/2035 (c)	178				175
Chase Mortgage Finance Corp
5.43%, 3/25/2037 (c)	474		429		6.50%, 2/25/2047	125				131
5.02%, 7/25/2037 (c)	143		139		Fannie Mae Whole Loan
					2.66%, 5/25/2035 (c)	189				178
Citigroup Commercial Mortgage Trust
0.52%, 10/15/2049 (c)	4,662		99		First Union National Bank Commercial
					Mortgage Securities Inc
Citigroup/Deutsche Bank Commercial					7.84%, 5/17/2032	206				213
Mortgage Trust
0.43%, 10/15/2048 (c)	7,770		141		8.09%, 5/17/2032	65				68
0.34%, 12/11/2049 (c)	6,947		98		5.59%, 2/12/2034	34				35
Commercial Mortgage Load Trust					6.14%, 2/12/2034	150				152
6.22%, 9/10/2017 (c)	350		332		Freddie Mac
Commercial Mortgage Pass Through Certificates					2.91%, 6/15/2023 (c)	121				119
5.22%, 5/10/2043 (c)	100		78		2.86%, 7/15/2023 (c)(d)	678				664
0.07%, 12/10/2046 (c)(e)	3,889		39		2.81%, 2/15/2030 (c)	108				109
5.25%, 12/10/2046	235		230		5.50%, 9/15/2031 (c)	325				321
6.01%, 12/10/2049 (c)	425		299		GE Capital Commercial Mortgage Corp
Countrywide Alternative Loan Trust					0.23%, 5/10/2014	11,335				108
2.68%, 5/25/2035 (c)	80		51		4.97%, 8/11/2036	55				55
4.60%, 7/20/2035 (c)	81		51		0.55%, 3/10/2040 (c)(e)	1,436				18
2.63%, 6/25/2036 (c)	750		323		5.51%, 11/10/2045 (c)	195				150
Countrywide Asset-Backed Certificates					Ginnie Mae
2.74%, 11/25/2035 (c)	69		67		4.51%, 10/16/2028 (c)	214				214
2.73%, 1/25/2036 (c)(d)	414		389		3.96%, 6/16/2031	265				261
2.86%, 4/25/2036 (c)	325		125		1.10%, 2/16/2047 (c)	2,109				107
Countrywide Home Loan Mortgage Pass					0.85%, 3/16/2047 (c)	1,894				101
Through Certificates					GMAC Commercial Mortgage Securities Inc
4.59%, 12/19/2033 (c)	50		48		4.50%, 6/25/2033	149				154
2.66%, 4/25/2046 (c)	203		123		0.79%, 3/10/2038 (c)(e)	1,052				19
Credit Suisse Mortgage Capital Certificates					Greenpoint Mortgage Funding Trust
6.02%, 6/15/2038 (c)	170		164		2.73%, 6/25/2045 (c)(d)	428				247
0.58%, 9/15/2039	5,120		119		2.76%, 6/25/2045 (c)	70				46
5.47%, 9/15/2039	200		187		Greenwich Capital Commercial Funding Corp
6.00%, 9/15/2039 (c)	325		254		5.48%, 2/10/2017	350				304

			Schedule of Investments
	High Quality Intermediate-Term Bond Fund
			July 31, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
Greenwich Capital Commercial Funding Corp					JP Morgan Mortgage Trust (continued)
(continued)					5.81%, 6/25/2036 (c)	$140	$			109
0.27%, 6/10/2036 (c)(e)	$8,004		$58		5.97%, 6/25/2036 (c)	73				69
6.11%, 7/10/2038 (c)	230		213		6.00%, 8/25/2036 (c)	206				189
0.32%, 3/10/2039 (c)(e)	12,853		225		5.56%, 10/25/2036 (c)	580				440
5.74%, 12/10/2049	260		240		5.70%, 4/25/2037 (c)	250				226
GS Mortgage Securities Corp II					5.70%, 4/25/2037 (c)	220				184
0.67%, 11/10/2039 (e)	2,543		80		LB Commercial Conduit Mortgage Trust
5.80%, 8/10/2045 (c)	490		458		7.33%, 10/15/2032	106				108
GSR Mortgage Loan Trust					LB-UBS Commercial Mortgage Trust
2.64%, 12/25/2035 (c)	49		48		6.06%, 6/15/2020	11				11
2.72%, 8/25/2046 (c)(d)	532		192		4.90%, 6/15/2026	7				7
Homebanc Mortgage Trust					5.59%, 6/15/2031	110				110
2.80%, 1/25/2036 (c)(d)	539		408		5.74%, 6/15/2032	208				209
Impac CMB Trust					0.45%, 3/15/2036 (c)(e)	691				15
3.46%, 10/25/2033 (c)	31		23
3.22%, 1/25/2035 (c)	57		44		1.05%, 3/15/2036 (c)(e)	1,984				35
2.77%, 4/25/2035 (c)	48		21		0.66%, 8/15/2036 (c)(e)	866				10
2.89%, 4/25/2035 (c)	49		23		5.41%, 9/15/2039 (c)	80				71
2.76%, 8/25/2035 (c)	72		34		0.49%, 2/15/2040 (c)	8,672				223
2.97%, 8/25/2035 (c)	166		79		5.48%, 2/15/2040	240				185
Impac Secured Assets CMN Owner Trust					5.86%, 7/15/2040 (c)	500				466
2.74%, 3/25/2036 (c)(d)	925		527		6.45%, 7/17/2040 (c)	250				182
2.62%, 3/25/2037 (c)	680		233		6.32%, 4/15/2041 (c)	255				202
Indymac Index Mortgage Loan Trust					5.87%, 9/15/2045 (c)	250				233
3.06%, 4/25/2034 (c)	23		20		6.37%, 9/15/2045 (c)	250				227
2.69%, 4/25/2035 (c)	62		35		6.46%, 9/15/2045 (c)	185				136
2.79%, 4/25/2035 (c)	53		23		Lehman XS Trust
2.76%, 8/25/2035 (c)	185		115		2.68%, 6/25/2047 (c)	763				588
2.64%, 1/25/2037 (c)(d)	625		201		Merrill Lynch Alternative Note Asset Trust
2.70%, 6/25/2037 (c)	520		348		2.67%, 4/25/2037 (c)	650				262
					Merrill Lynch Mortgage Trust
JP Morgan Alternative Loan Trust					5.78%, 8/12/2016	290				264
2.61%, 3/25/2037 (c)	585		236
JP Morgan Chase Commercial Mortgage					0.37%, 2/12/2042 (c)	1,610				17
Securities					Merrill Lynch/Countrywide Commercial
0.48%, 10/12/2035 (c)(e)	1,574		46		Mortgage Trust
5.02%, 1/12/2037	55		47		0.54%, 8/12/2048 (c)	2,983				90
5.29%, 9/12/2037 (c)	100		77		0.11%, 12/12/2049 (c)(e)	2,444				29
1.10%, 1/12/2039 (c)(e)	885		20		5.94%, 6/12/2050 (c)	425				299
					Morgan Stanley Capital I
5.63%, 6/12/2041 (c)	285		254		7.11%, 4/15/2033	172				174
0.26%, 1/15/2042 (c)(e)	1,913		26		1.00%, 1/13/2041 (c)(e)	665				16
5.44%, 5/15/2045 (c)	325		288		2.68%, 5/24/2043 (c)(d)(e)	425				404
6.01%, 6/15/2049 (c)	200		178		0.06%, 12/15/2043 (c)(e)	2,764				30
6.20%, 2/12/2051 (e)	230		166		5.36%, 3/15/2044 (c)	575				520
6.30%, 2/12/2051 (c)	260		207		3.06%, 12/20/2046 (c)(e)	150				55
5.88%, 2/15/2051	360		336		5.81%, 4/12/2049 (c)	300				277
JP Morgan Mortgage Trust					5.81%, 4/12/2049	270				187
5.30%, 7/25/2035	151		141
					Morgan Stanley Dean Witter Capital I
4.95%, 11/25/2035 (c)	400		363		6.54%, 2/15/2031	30				31
5.29%, 4/25/2036 (c)	96		94		Nomura Asset Acceptance Corp
5.81%, 6/25/2036 (c)	216		201		2.81%, 2/25/2035 (c)	31				20

			Schedule of Investments
	High Quality Intermediate-Term Bond Fund
			July 31, 2008 (unaudited)

	Principal							Principal
	Amount		Value					Amount	Value
	(000	's)	(000	's)			(000	's)	(000	's)

BONDS (continued)						BONDS (continued)
Mortgage Backed Securities (continued)					Multi	-Line Insurance (0.90%)
Residential Accredit Loans Inc						Aegon NV
2.61%, 2/25/2037 (c)	$264		$144			4.75%, 6/ 1/2013	$10		$9
2.61%, 2/25/2047 (c)	985		530			American International Group Inc
Sequoia Mortgage Trust						4.25%, 5/15/2013	15		13
2.69%, 2/20/2035 (c)	85		72			CNA Financial Corp
Structured Adjustable Rate Mortgage Loan Trust						6.00%, 8/15/2011	130		131
4.66%, 7/25/2034 (c)	371		362			Genworth Financial Inc
3.16%, 8/25/2034 (c)	220		96			6.15%, 11/15/2066 (c)	165		124
2.71%, 3/25/2035 (c)	10		8			Hartford Financial Services Group Inc
5.25%, 12/25/2035	132		105			8.13%, 6/15/2068 (c)	195		187
5.25%, 2/25/2036 (c)	176		153			ING Groep NV
						5.78%, 12/ 8/2035	410		341
Structured Asset Mortgage Investments Inc
2.76%, 5/25/2045 (c)	70		37			Metropolitan Life Global Funding I
						2.96%, 3/17/2009 (c)(e)	250		250
2.77%, 9/25/2045 (c)	96		68
						XL Capital Ltd
Structured Asset Securities Corp						6.50%, 12/31/2049 (c)	125		81

5.50%, 6/25/2036 (c)	325		266
									1,136

Thornburg Mortgage Securities Trust
2.72%, 10/25/2035 (c)	307		306			Multimedia (0.85%)
Wachovia Bank Commercial Mortgage Trust						News America Inc
0.46%, 11/15/2035 (e)	5,150		40			6.65%, 11/15/2037	450		427
0.17%, 1/15/2041 (c)(e)	793		4			Thomson Reuters Corp
0.42%, 10/15/2041 (c)(e)	4,604		52			4.75%, 5/28/2010	15		15
0.25%, 3/15/2042 (c)(e)	7,583		60			Time Warner Inc
5.48%, 12/15/2043	80		55			2.91%, 11/13/2009 (c)(d)	200		196
5.60%, 12/15/2043	220		132			Viacom Inc
						3.13%, 6/16/2009 (c)(d)	275		273
4.52%, 5/15/2044	240		237
						Vivendi
5.80%, 7/15/2045	345		313			5.75%, 4/ 4/2013 (e)	175		171

5.82%, 5/15/2046 (c)	280		246						1,082

WaMu Commercial Mortgage Securities Trust
3.83%, 1/25/2035 (e)	103		101			Mutual Insurance (0.09%)
WaMu Mortgage Pass Through Certificates						Liberty Mutual Group Inc
3.10%, 12/25/2027 (c)	170		148			7.50%, 8/15/2036 (e)	130		109
3.80%, 6/25/2034 (c)	125		123
4.68%, 5/25/2035 (c)	75		71		Non	-Hazardous Waste Disposal (0.08%)
						Oakmont Asset Trust
5.70%, 6/25/2037 (c)	179		153			4.51%, 12/22/2008 (e)	105		105
2.98%, 7/25/2044 (c)	44		42
2.77%, 1/25/2045 (c)	57		38			Office Automation & Equipment (0.11%)
2.99%, 1/25/2045 (c)	169		51			Xerox Corp
2.69%, 4/25/2045 (c)	31		20			5.50%, 5/15/2012	145		142
2.73%, 4/25/2045 (c)	56		26
2.75%, 7/25/2045 (c)	78		55		Oil	- Field Services (0.01%)
2.84%, 11/25/2045 (c)(d)	317		296			Halliburton Co
						5.50%, 10/15/2010	15		16
Washington Mutual Alternative Mortgage
2.74%, 6/25/2046 (c)(d)	443		133
					Oil Company - Exploration & Production (0.61%)
2.64%, 1/25/2047 (c)	431		157
						Canadian Oil Sands Ltd
Wells Fargo Mortgage Backed Securities						4.80%, 8/10/2009 (e)	150		151
4.21%, 3/25/2035 (c)	179		166
						Husky Oil Co
4.99%, 10/25/2035 (c)	346		323			7.55%, 11/15/2016	115		124

			34,639			Nexen Inc

						5.05%, 11/20/2013	205		198
						6.40%, 5/15/2037	125		116

			Schedule of Investments
	High Quality Intermediate-Term Bond Fund
			July 31, 2008 (unaudited)

	Principal						Principal
	Amount		Value				Amount		Value
	(000	's)	(000	's)			(000	's)	(000	's)

BONDS (continued)						BONDS (continued)
Oil Company - Exploration & Production						Regional Banks (continued)
(continued)						Bank of America Corp
Talisman Energy Inc						2.95%, 8/ 2/2010 (c)	$250		$248
6.25%, 2/ 1/2038	$215		$190			8.00%, 12/29/2049 (c)	325		300

			779			Bank One Corp

Oil Company - Integrated (0.13%)						6.00%, 8/ 1/2008	50		50
Suncor Energy Inc						Capital One Financial Corp
6.10%, 6/ 1/2018	165		165			2.98%, 9/10/2009 (c)(d)	250		235
						5.70%, 9/15/2011	110		102
Oil Refining & Marketing (0.03%)						Fleet Capital Trust II
Premcor Refining Group Inc/The						7.92%, 12/11/2026	300		306
6.75%, 2/ 1/2011	40		41			PNC Financial Services Group Inc
						8.25%, 5/29/2049 (a)(c)	265		254
Pipelines (0.54%)						PNC Funding Corp
CenterPoint Energy Resources Corp						2.94%, 1/31/2012 (c)	450		424
6.63%, 11/ 1/2037	90		81			SunTrust Preferred Capital I
Enbridge Energy Partners LP						5.85%, 12/31/2049 (c)	95		63
4.00%, 1/15/2009	35		35			Wachovia Corp
National Fuel Gas Co						6.38%, 2/ 1/2009	180		179
5.25%, 3/ 1/2013	40		39			Wells Fargo & Co
Pacific Energy Partners LP						3.12%, 8/15/2008	30		30
6.25%, 9/15/2015	130		127			2.91%, 8/20/2010 (c)	50		50
Rockies Express Pipeline LLC						Wells Fargo Capital XIII
5.10%, 8/20/2009 (c)(e)	180		180			7.70%, 12/29/2049 (c)	400		379

TEPPCO Partners LP									2,932

7.63%, 2/15/2012	215		224

			686			Reinsurance (0.29%)

						Endurance Specialty Holdings Ltd
Property & Casualty Insurance (0.15%)						7.00%, 7/15/2034	165		138
Safeco Corp						PartnerRe Finance II
7.25%, 9/ 1/2012	3		3			6.44%, 12/ 1/2066 (c)	90		70
Travelers Cos Inc/The						Platinum Underwriters Finance Inc
6.25%, 3/15/2067 (c)	110		93			7.50%, 6/ 1/2017	175		164

WR Berkley Corp									372

6.25%, 2/15/2037	115		96

			192		REITS	- Apartments (0.03%)

						UDR Inc
Quarrying (0.16%)						6.50%, 6/15/2009	40		41
Vulcan Materials Co
4.03%, 12/15/2010 (c)(d)	200		198		REITS	- Healthcare (0.50%)
						HCP Inc
Real Estate Operator & Developer (0.28%)						3.23%, 9/15/2008 (c)(d)	325		324
Duke Realty LP						5.65%, 12/15/2013	185		166
5.63%, 8/15/2011	45		43			6.00%, 1/30/2017	125		103
4.63%, 5/15/2013 (a)	10		9			Nationwide Health Properties Inc
Regency Centers LP						6.50%, 7/15/2011	40		41

8.45%, 9/ 1/2010	70		74						634

5.88%, 6/15/2017	245		226

			352		REITS	- Hotels (0.29%)

						Hospitality Properties Trust
Regional Banks (2.31%)						6.30%, 6/15/2016	150		122
BAC Capital Trust XIII						6.70%, 1/15/2018	300		246

3.18%, 3/15/2043 (c)	285		188						368

BAC Capital Trust XIV
5.63%, 3/15/2043 (c)	175		124

				Schedule of Investments
		High Quality Intermediate-Term Bond Fund
				July 31, 2008 (unaudited)

		Principal						Principal
		Amount		Value				Amount		Value
		(000	's)	(000	's)			(000	's)	(000	's)

BONDS (continued)							BONDS (continued)
REITS	- Mortgage (0.40%)						Special Purpose Entity (0.79%)
iStar Financial Inc							BAE Systems Holdings Inc
3.12%, 9/15/2009 (c)		$125		$106			6.40%, 12/15/2011 (e)	$285		$294
3.03%, 3/ 9/2010 (c)		300		236			5.20%, 8/15/2015 (e)	205		198
	5.85%, 3/15/2017	250		167			Capital One Capital IV

				509			6.75%, 2/17/2037	95		67

							JP Morgan Chase Capital XXII
REITS	- Office Property (0.26%)						6.45%, 2/ 2/2037	70		56
Brandywine Operating Partnership LP							QBE Capital Funding II LP
	5.63%, 12/15/2010	130		126			6.80%, 6/29/2049 (b)(c)(e)	125		103
	5.70%, 5/ 1/2017	125		104			SMFG Preferred Capital USD 1 Ltd
HRPT Properties Trust							6.08%, 1/29/2049 (c)(e)	185		151
3.38%, 3/16/2011 (c)		100		95			Swiss Re Capital I LP

				325			6.85%, 5/29/2049 (c)(e)	150		129

REITS	- Regional Malls (0.02%)									998

Simon Property Group LP						Steel	- Producers (0.11%)
	5.38%, 8/28/2008	10		10			Ispat Inland ULC
	3.75%, 1/30/2009	15		15			9.75%, 4/ 1/2014	130		139

				25

REITS	- Shopping Centers (0.15%)						Telecommunication Services (0.01%)
Developers Diversified Realty Corp							Verizon Global Funding Corp
	5.38%, 10/15/2012	200		184			6.88%, 6/15/2012	15		16

REITS	- Single Tenant (0.15%)						Telephone - Integrated (1.40%)
National Retail Properties Inc							AT&T Inc
	6.88%, 10/15/2017	200		188			4.95%, 1/15/2013	200		200
							6.30%, 1/15/2038	300		282
REITS	- Warehouse & Industrial (0.42%)						Deutsche Telekom International Finance
Prologis							2.98%, 3/23/2009 (c)	250		249
2.89%, 8/24/2009 (c)(d)		250		243			Koninklijke KPN NV
	5.50%, 3/ 1/2013	300		288			8.00%, 10/ 1/2010	75		80

				531			Telecom Italia Capital SA

							4.00%, 11/15/2008	15		15
Rental - Auto & Equipment (0.30%)							3.35%, 2/ 1/2011 (c)	70		67
Erac USA Finance Co							3.40%, 7/18/2011 (c)	150		143
3.05%, 4/30/2009 (c)(d)(e)		260		256			6.38%, 11/15/2033	195		166
2.90%, 8/28/2009 (c)(e)		125		122			Telefonica Emisiones SAU

				378			5.98%, 6/20/2011	100		101

Savings & Loans - Thrifts (0.49%)							3.11%, 2/ 4/2013 (b)(c)(f)	155		146
Washington Mutual Bank/Henderson NV							5.86%, 2/ 4/2013 (b)	250		250
	6.88%, 6/15/2011	75		54			Telefonica Europe BV
	5.65%, 8/15/2014	100		67			7.75%, 9/15/2010	70		74

Washington Mutual Inc										1,773

3.09%, 1/15/2010 (c)(d)		575		501		Tools	- Hand Held (0.17%)

				622			Snap-On Inc

Special Purpose Banks (0.43%)							2.92%, 1/12/2010 (c)(d)	225		221
Korea Development Bank
3.19%, 10/20/2009 (c)		110		110			Transport - Rail (0.28%)
2.93%, 4/ 3/2010 (c)(d)		435		429			CSX Transportation Inc

				539			6.25%, 1/15/2023	337		341

			Schedule of Investments
	High Quality Intermediate-Term Bond Fund
			July 31, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					U.S. GOVERNMENT & GOVERNMENT AGENCY
Transport - Rail (continued)					OBLIGATIONS (continued)
Union Pacific Railroad Co 2003 Pass Through					Federal Home Loan Mortgage Corporation
Certificates					(FHLMC) (continued)
4.70%, 1/ 2/2024	$ 9		$8		5.64%, 5/ 1/2037	$157		$159

			349		5.69%, 6/ 1/2037 (c)	296		300

								22,580

Transport - Services (0.03%)
FedEx Corp					Federal National Mortgage Association (FNMA) (21.65%)
3.50%, 4/ 1/2009	40		40		4.50%, 8/ 1/2023 (g)	1,005		963

TOTAL BONDS	$100,415				5.00%, 8/ 1/2023 (g)	1,810		1,777

					5.50%, 8/ 1/2023 (g)	350		351
SENIOR FLOATING RATE INTERESTS (0.43%)					5.00%, 8/ 1/2038 (g)	5,590		5,307
Retail - Building Products (0.43%)					5.50%, 8/ 1/2038 (g)	8,450		8,268
HD Supply Inc, Term Loan B
3.72%, 8/30/2012 (c)	556		542		6.00%, 8/ 1/2038 (g)	4,460		4,479

					6.50%, 8/ 1/2038 (g)	1,710		1,755
TOTAL SENIOR FLOATING RATE INTERESTS	$542

					5.00%, 9/ 1/2038 (g)	650		616
U.S. GOVERNMENT & GOVERNMENT AGENCY					5.50%, 9/ 1/2038 (g)	1,100		1,074
OBLIGATIONS (67.03%)					6.50%, 9/ 1/2038 (g)	1,565		1,602
Federal Home Loan Mortgage Corporation
(FHLMC) (17.83%)					5.50%, 2/ 1/2009	8		8
4.50%, 8/ 1/2023 (g)	1,555		1,488		5.50%, 6/ 1/2009	13		13
5.00%, 8/ 1/2023 (g)	710		696		6.00%, 10/ 1/2016	10		10
5.50%, 8/ 1/2023 (g)	395		396		5.50%, 7/ 1/2023	52		52
5.00%, 8/ 1/2038 (g)	5,685		5,394		6.50%, 12/ 1/2031	25		26
5.50%, 8/ 1/2038 (g)	6,275		6,134		4.24%, 6/ 1/2034 (c)	66		67
6.00%, 8/ 1/2038 (g)	1,840		1,849		4.31%, 7/ 1/2034 (c)	32		32
6.50%, 8/ 1/2038 (g)	645		662		4.29%, 12/ 1/2034 (c)	89		89
6.00%, 9/ 1/2038 (g)	3,345		3,352		5.51%, 3/ 1/2036 (c)	186		190
5.50%, 3/ 1/2009	4		4		6.50%, 8/ 1/2036	27		27
6.50%, 12/ 1/2015	7		7		6.50%, 1/ 1/2037	135		138
7.50%, 12/ 1/2015	11		11		5.73%, 5/ 1/2037 (c)	321		325
6.50%, 3/ 1/2029	52		53		6.50%, 7/ 1/2037	43		44
7.50%, 10/ 1/2030	24		26		6.50%, 7/ 1/2037	53		55
8.00%, 11/ 1/2030	1		1		6.50%, 11/ 1/2037	82		84
7.00%, 12/ 1/2030	19		20		6.50%, 1/ 1/2038	25		26
7.50%, 12/ 1/2030	3		3		6.50%, 2/ 1/2038	35		36

6.50%, 5/ 1/2031	29		30					27,414

6.50%, 10/ 1/2031	7		7		Government National Mortgage Association
7.00%, 1/ 1/2032	16		17		(GNMA) (3.59%)
6.50%, 2/ 1/2032	9		9		5.00%, 8/ 1/2038 (g)	1,055		1,019
7.50%, 4/ 1/2032	10		11		5.50%, 8/ 1/2038 (g)	75		74
6.50%, 5/ 1/2032	47		49		5.50%, 9/ 1/2038 (g)	2,000		1,976
6.50%, 5/ 1/2032	5		5		6.00%, 9/ 1/2038 (g)	1,375		1,385
6.50%, 1/ 1/2038	48		49		7.00%, 7/15/2031	12		13
6.50%, 3/ 1/2038	79		81		6.00%, 7/15/2032	18		18
5.66%, 6/ 1/2035 (c)	240		246		6.00%, 12/15/2032	33		34
4.83%, 8/ 1/2035 (c)	461		464		6.50%, 10/20/2028	17		17
5.45%, 12/ 1/2035 (c)	205		208		8.00%, 8/20/2029	2		2
6.53%, 7/ 1/2036 (c)	304		309		6.50%, 2/20/2032	9		10
6.52%, 10/ 1/2036 (c)	142		145		6.50%, 5/20/2032	3		3

6.51%, 1/ 1/2037 (c)	217		220					4,551

6.29%, 4/ 1/2037 (c)	170		175

			Schedule of Investments
	High Quality Intermediate-Term Bond Fund
			July 31, 2008 (unaudited)

	Principal				(a)		Security or a portion of the security was on loan at the end of the period.
	Amount		Value		(b) Security purchased on a when-issued basis.
	(000	's)	(000	's)	(c) Variable Rate

U.S. GOVERNMENT & GOVERNMENT AGENCY					(d)		Security was purchased with the cash proceeds from securities loans.
OBLIGATIONS (continued)					(e)		Security exempt from registration under Rule 144A of the Securities Act
U.S. Treasury (23.26%)					of 1933. These securities may be resold in transactions exempt from
4.00%, 6/15/2009 (a)	$1,250		$1,269		registration, normally to qualified institutional buyers. Unless otherwise
					indicated, these securities are not considered illiquid. At the end of the
4.88%, 8/15/2009 (a)	2,650		2,719		period, the value of these securities totaled $7,786 or 6.15% of net
3.50%, 2/15/2010 (a)	4,440		4,518		assets.
2.88%, 6/30/2010 (a)	3,500		3,525		(f) Non-Income Producing Security
5.00%, 2/15/2011 (a)	3,750		3,962		(g)		Security was purchased in a "to-be-announced" ("TBA") transaction.
4.50%, 4/30/2012 (a)	2,400		2,526		See Notes to Financial Statements.

3.38%, 6/30/2013 (a)	3,250		3,266		Unrealized Appreciation (Depreciation)
4.25%, 8/15/2013 (a)	900		942		The net federal income tax unrealized appreciation (depreciation) and federal tax cost
4.75%, 8/15/2017 (a)	2,000		2,122		of investments held by the fund as of the period end were as follows:
3.88%, 5/15/2018 (a)	1,500		1,487
6.25%, 8/15/2023 (a)	1,250		1,481		Unrealized Appreciation		$703
6.00%, 2/15/2026 (a)	790		920		Unrealized Depreciation		(17,002)

4.38%, 2/15/2038 (a)	750		723		Net Unrealized Appreciation (Depreciation)		(16,299)

			29,460		Cost for federal income tax purposes		225,872

					All dollar amounts are shown in thousands (000's)
U.S. Treasury Inflation-Indexed Obligations (0.70%)
2.00%, 1/15/2014 (a)	850		884

TOTAL U.S. GOVERNMENT & GOVERNMENT					Credit Default Swap Agreements
AGENCY OBLIGATIONS		$84,889

SHORT TERM INVESTMENTS (4.56%)							Unrealized
Commercial Paper (4.56%)						Notional	Appreciation/

Investment in Joint Trading Account; HSBC					Description	Amount	(Depreciation)

Funding					Buy protection for CDX.NA.IG.10 Index
2.12%, 8/ 1/2008	$2,890		$2,890		and pay quarterly 1.55% to Morgan Stanley
Investment in Joint Trading Account;					Capital Services, Inc Expires June 2013.	$10,500	$78
Prudential Funding
2.12%, 8/ 1/2008	2,890		2,890		All dollar amounts are shown in thousands (000's)

			5,780
					Portfolio Summary (unaudited)

TOTAL SHORT TERM INVESTMENTS		$5,780			Sector		Percent

REPURCHASE AGREEMENTS (13.20%)					Mortgage Securities		70.63%
Money Center Banks (13.20%)					Financial		36.17%
					Government		24.00%
Deutsche Bank Repurchase Agreement;					Asset Backed Securities		20.63%
2.18% dated 07/31/08 maturing 08/01/08					Communications		3.84%
(collateralized by U.S. Government					Consumer, Non-cyclical		2.77%
Agency Issues; $5,831,000; 0.00% -					Utilities		2.69%
6.625%; dated 08/01/08 - 07/15/16) (d)	$5,785		$5,750		Energy		1.33%
Investment in Joint Trading Account;					Industrial		1.17%
Deutsche Bank Repurchase Agreement;					Consumer, Cyclical		0.86%
2.16% dated 07/31/2008 maturing					Technology		0.64%
08/01/2008 (collateralized by Sovereign					Basic Materials		0.60%
Agency Issues; $11,296,000; 2.75% -					Diversified		0.14%
4.52%; dated 09/14/10 - 04/15/14)	10,968		10,967		Liabilities in Excess of Other Assets, Net		(65.47%)

			16,717		TOTAL NET ASSETS		100.00%

TOTAL REPURCHASE AGREEMENTS		$16,717			Other Assets Summary (unaudited)

Total Investments		$209,573			Asset Type		Percent

Liabilities in Excess of Other Assets, Net - (65.47)%			(82,923)		Credit Default Swaps		0.06%

TOTAL NET ASSETS - 100.00%		$126,650

		Schedule of Investments
		High Yield Fund
		July 31, 2008 (unaudited)

	Shares	Value				Shares		Value
	Held	(000	's)			Held		(000	's)

COMMON STOCKS (5.08%)				COMMON STOCKS (continued)
Applications Software (0.10%)				Transport - Services (0.57%)
Jingwei International Ltd (a)	400,000	$1,620		Student Transportation of America Inc		1,057,900		$9,660

				TOTAL COMMON STOCKS			$86,536

Auto - Medium & Heavy Duty Trucks (1.66%)
New Flyer Industries Inc (b)	2,553,300	28,252		CONVERTIBLE PREFERRED STOCKS (1.06%)
				Airlines (0.27%)
Building - Residential & Commercial (0.18%)				Continental Airlines Finance Trust II		280,000		4,603
Desarrolladora Homex SAB de CV ADR (a)	56,100	3,136
(c)				Finance - Commercial (0.29%)
				CIT Group Inc		461,000		4,859
Cable TV (0.36%)
Time Warner Cable Inc (a)(c)	214,470	6,098		Reinsurance (0.50%)
				Aspen Insurance Holdings Ltd		177,000		8,584

Casino Hotels (0.00%)				TOTAL CONVERTIBLE PREFERRED STOCKS			$18,046

Aladdin Gaming Holdings LLC - Warrants (a)	78,250	-
(d)(e)				PREFERRED STOCKS (1.88%)
				Finance - Investment Banker & Broker (0.58%)
Food - Catering (0.08%)				Lehman Brothers Holdings Inc		630,000		9,941
FU JI Food and Catering Services	962,000	1,347
				Finance - Mortgage Loan/Banker (1.30%)
Food - Dairy Products (0.11%)				Freddie Mac 8.38%; Series Z		1,300,000		22,035

American Dairy Inc (a)	161,200	1,807		TOTAL PREFERRED STOCKS			$31,976

Food - Miscellaneous/Diversified (0.98%)						Principal
B&G Foods Inc (c)	645,800	10,475				Amount		Value
						(000	's)	(000	's)

China Foods Ltd	5,050,000	2,233
Zhongpin Inc (a)(c)	346,500	4,037		BONDS	(79.95%)

				Agricultural Operations (0.99%)
		16,745

				Southern States Cooperative Inc
Medical - Biomedical/Gene (0.24%)				10.50%, 11/ 1/2010 (d)(f)		$16,500		16,830
American Oriental Bioengineering Inc (a)(c)	422,600	3,994
Neuro-Hitech Inc - Warrants (a)(d)(e)	125,000	-		Appliances (0.44%)
Neuro-Hitech Inc (a)	250,000	112		ALH Finance LLC/ALH Finance Corp

		4,106		8.50%, 1/15/2013		8,250		7,569

REITS - Healthcare (0.44%)				Applications Software (0.99%)
Omega Healthcare Investors Inc (c)	435,900	7,528		SS&C Technologies Inc
				11.75%, 12/ 1/2013		16,000		16,800
Satellite Telecommunications (0.04%)
ICO Global Communications Holdings Ltd (a)	189,757	750		Auto	- Medium & Heavy Duty Trucks (0.59%)
				New Flyer Industries Ltd
Special Purpose Entity (0.03%)				14.00%, 8/19/2020 (d)(e)(f)		10,000		10,059
Adelphia Recovery Trust (a)(e)	2,437,336	390
Adelphia Recovery Trust (a)	5,641,292	148		Auto/Truck Parts & Equipment - Original (1.04%)
Neoview Holdings Inc - Warrants (a)(d)(e)	120,000	-		Accuride Corp

				8.50%, 2/ 1/2015		26,000		17,680
		538

Therapeutics (0.00%)				Beverages - Wine & Spirits (1.00%)
Vion Pharmaceuticals Inc - Warrants (a)(e)	130,000	-		Beverages & More Inc
Vion Pharmaceuticals Inc (a)(c)	50,938	42		9.25%, 3/ 1/2012 (f)		17,500		17,063

Transport - Marine (0.29%)				Cable TV (0.04%)
Teekay LNG Partners LP (c)	197,000	4,907		Adelphia Communications Corp
				0.00%, 6/15/2011 (a)		5,650		466
				Frontiervision
				0.00%, 9/15/2008 (a)(e)		9,250		278

			Schedule of Investments
			High Yield Fund
			July 31, 2008 (unaudited)

		Principal						Principal
		Amount	Value					Amount	Value
	(000	's)	(000	's)			(000	's)	(000	's)

BONDS (continued)						BONDS (continued)
Cable TV (continued)						Electric - Integrated (continued)
Frontiervision Operating PRT						TECO Energy Inc
0.00%, 10/15/2006 (a)(e)	$7,250		$-			7.50%, 6/15/2010	$ 2		$2

			744						72,120

Casino Services (0.96%)						Electronics - Military (1.67%)
OED Corp/Diamond Jo LLC						L-3 Communications Corp
8.75%, 4/15/2012	19,250		16,362			5.88%, 1/15/2015	19,000		17,622
						6.38%, 10/15/2015	11,500		10,810

Commercial Services (3.90%)									28,432

ARAMARK Corp
8.50%, 2/ 1/2015 (c)	37,000		36,861			Finance - Commercial (1.40%)
Ceridian Corp						CIT Group Inc
11.25%, 11/15/2015 (f)	32,500		29,575			2.91%, 3/12/2010 (g)	5,000		4,139

			66,436			3.08%, 7/28/2011 (g)	21,000		15,963

						5.00%, 2/13/2014	5,000		3,650

Containers - Metal & Glass (1.37%)									23,752

Crown Americas LLC/Crown Americas Capital
Corp						Finance - Credit Card (0.86%)
7.75%, 11/15/2015	9,500		9,809			Discover Financial Services
Crown Cork & Seal Co Inc						6.45%, 6/12/2017	20,000		14,662
8.00%, 4/15/2023 (c)	5,500		4,895
7.38%, 12/15/2026	10,500		8,610		Finance - Investment Banker & Broker (0.22%)

			23,314			JPMorgan Chase & Co

						7.90%, 4/29/2049 (g)	4,000		3,700
Containers - Paper & Plastic (1.21%)
Graphic Packaging International Inc						Finance - Leasing Company (0.11%)
8.50%, 8/15/2011	21,500		20,533			DVI Inc
						0.00%, 2/ 1/2004 (a)(d)(e)	8,575		1,029
Cruise Lines (1.35%)						0.00%, 2/ 1/2004 (a)(d)(e)	6,850		822

Royal Caribbean Cruises Ltd									1,851

8.75%, 2/ 2/2011	14,000		13,790
7.25%, 3/15/2018	11,000		9,130		Finance - Mortgage Loan/Banker (5.08%)

			22,920			Fannie Mae

						3.88%, 7/12/2013	25,000		24,825
Dialysis Centers (2.03%)						Freddie Mac
DaVita Inc						4.63%, 10/25/2012 (h)	60,000		61,607

6.63%, 3/15/2013	35,500		34,612						86,432

Electric - Generation (0.00%)					Food	- Miscellaneous/Diversified (0.81%)
AES Corp/The						B&G Foods Inc
8.75%, 5/15/2013 (f)	3		3			8.00%, 10/ 1/2011	9,000		8,820
						12.00%, 10/30/2016 (e)	620		4,963

Electric - Integrated (4.24%)									13,783

CILCORP Inc
9.38%, 10/15/2029	3,000		3,095			Independent Power Producer (0.31%)
Commonwealth Edison Co						NRG Energy Inc
6.95%, 7/15/2018	6,700		6,558			7.38%, 2/ 1/2016	2		2
Duquesne Light Holdings Inc						Reliant Energy Inc
5.50%, 8/15/2015	20,000		18,428			6.75%, 12/15/2014 (c)	5,250		5,355

Energy Future Holdings Corp									5,357

5.55%, 11/15/2014	1		1			Medical - Drugs (1.87%)
Mirant Americas Generation LLC						Elan Finance PLC/Elan Finance Corp
8.50%, 10/ 1/2021	32,500		28,925			7.75%, 11/15/2011	17,500		16,756
Sierra Pacific Resources						8.88%, 12/ 1/2013	15,500		15,113

6.75%, 8/15/2017	15,500		15,111						31,869

				Schedule of Investments
				High Yield Fund
				July 31, 2008 (unaudited)

			Principal						Principal
			Amount	Value					Amount	Value
		(000	's)	(000	's)			(000	's)	(000	's)

	BONDS (continued)					BONDS (continued)
	Medical - HMO (0.95%)					Pipelines (continued)
	Multiplan Inc					Energy Maintenance Services Group LLC -
	10.38%, 4/15/2016 (f)	$16,500		$16,170		Rights
						0.00%, 3/ 1/2014 (a)(d)(e)		$ 2		$-

	Medical - Hospitals (6.17%)									56,524

	HCA Inc					Publishing - Periodicals (1.98%)
	9.25%, 11/15/2016	13,500		13,905
						Nielsen Finance LLC/Nielsen Finance Co
	7.50%, 11/ 6/2033 (c)	16,000		12,240		10.00%, 8/ 1/2014		33,500		33,751
	HCA Inc/DE
	6.50%, 2/15/2016 (c)	10,000		8,325		Radio	(1.25%)
	IASIS Healthcare LLC/IASIS Capital Corp					Sirius Satellite Radio Inc
	8.75%, 6/15/2014	33,750		33,834		9.63%, 8/ 1/2013		26,000		21,320
	Tenet Healthcare Corp
	9.25%, 2/ 1/2015 (c)(g)	37,000		36,769		Regional Banks (3.09%)

				105,073		Bank of America Corp

MRI	- Medical Diagnostic Imaging (1.98%)					8.00%, 12/29/2049 (g)		27,500		25,369
	Alliance Imaging Inc					Wachovia Corp
	7.25%, 12/15/2012 (c)	36,000		33,660		7.98%, 2/28/2049 (g)		35,500		27,280

										52,649

Non	-Hazardous Waste Disposal (2.16%)					REITS	- Healthcare (0.56%)
	Allied Waste North America Inc					Omega Healthcare Investors Inc
	7.88%, 4/15/2013	14,000		14,245		7.00%, 4/ 1/2014 (c)		10,000		9,575
	6.88%, 6/ 1/2017	23,500		22,560

				36,805		REITS	- Office Property (0.64%)

Oil Company - Exploration & Production (1.42%)						Reckson Operating Partnership LP
						6.00%, 3/31/2016		13,000		10,940
	Chesapeake Energy Corp
	6.88%, 1/15/2016	14,000		13,458		Rental - Auto & Equipment (0.00%)
	6.50%, 8/15/2017	11,500		10,752		United Rentals North America Inc

				24,210		6.50%, 2/15/2012		3		3

	Oil Refining & Marketing (1.71%)
	Tesoro Corp					Retail - Automobile (1.79%)
	6.63%, 11/ 1/2015	33,000		29,040		Asbury Automotive Group Inc
						8.00%, 3/15/2014		9,250		7,585
	Pharmacy Services (1.36%)					7.63%, 3/15/2017		3,500		2,586
	Omnicare Inc					Penske Auto Group Inc
	6.13%, 6/ 1/2013	12,350		11,331		7.75%, 12/15/2016		13,000		10,725
	6.88%, 12/15/2015	13,000		11,895		Sonic Automotive Inc

				23,226		8.63%, 8/15/2013		12,000		9,600

										30,496

Physical Therapy & Rehabilitation Centers (2.29%)
	Healthsouth Corp					Retail - Regional Department Store (2.07%)
	10.75%, 6/15/2016	36,500		39,055		Neiman Marcus Group Inc/The
						10.38%, 10/15/2015		36,000		35,280
	Pipelines (3.32%)
	Dynegy Holdings Inc					Retail - Sporting Goods (1.05%)
	8.38%, 5/ 1/2016 (c)	32,000		31,760		Remington Arms Co Inc
	El Paso Natural Gas Co					10.50%, 2/ 1/2011 (c)		18,500		17,945
	8.38%, 6/15/2032	12,500		13,696
	Energy Maintenance Services Group LLC					Savings & Loans - Thrifts (0.92%)
	11.50%, 3/ 1/2014 (d)(e)	12,298		11,068		Washington Mutual Preferred Funding LLC
						9.75%, 10/29/2049 (f)		34,000		15,640

			Schedule of Investments
			High Yield Fund
			July 31, 2008 (unaudited)

	Principal						Principal
	Amount		Value				Amount		Value
	(000	's)	(000	's)			(000	's)	(000	's)

BONDS (continued)						CONVERTIBLE BONDS (5.60%)
Sovereign (3.91%)						Agricultural Chemicals (0.28%)
Brazilian Government International Bond						Sinofert Holdings Ltd
12.50%, 1/ 5/2016	$43,600		$29,202			0.00%, 8/ 7/2011 (a)	$24,000		$4,731
12.50%, 1/ 5/2022	14,500		9,743
Mexican Bonos					Food	- Catering (1.84%)
8.00%, 12/19/2013	288,474		27,646			FU JI Food and Catering Services

			66,591			0.00%, 11/ 9/2009 (a)	46,500		6,168

						0.00%, 10/18/2010 (a)	220,000		25,056

Special Purpose Entity (6.31%)									31,224

CCM Merger Inc
8.00%, 8/ 1/2013 (f)	26,500		21,531			Medical - Biomedical/Gene (0.06%)
CDX North America High Yield						Cell Therapeutics Inc
8.88%, 6/29/2013 (f)	30,000		27,750			4.00%, 7/ 1/2010	5,000		1,050
ISA Capital do Brasil SA
8.80%, 1/30/2017 (c)(f)	14,500		15,225			Pharmacy Services (0.31%)
TRAINS HY-1-2006						Omnicare Inc
7.15%, 5/ 1/2016 (a)(f)	41,205		39,117			3.25%, 12/15/2035	7,000		5,233
UCI Holdco Inc
10.28%, 12/15/2013 (g)	4,775		3,796			Retail - Automobile (0.29%)

			107,419			Asbury Automotive Group Inc

						3.00%, 9/15/2012	7,500		4,997
Telecommunication Services (1.03%)
Qwest Corp					Retail - Regional Department Store (0.33%)
8.88%, 3/15/2012 (g)	17,500		17,456			Golden Eagle Retail Group Ltd
						0.00%, 10/23/2011 (a)	38,000		5,641
Therapeutics (0.24%)
CV Therapeutics Inc					Semiconductor Component - Integrated Circuits (0.23%)
2.75%, 5/16/2012	5,000		4,106			Jazz Technologies Inc
						8.00%, 12/31/2011 (f)	6,000		3,930
Transactional Software (0.68%)
Open Solutions Inc						Therapeutics (2.26%)
9.75%, 2/ 1/2015 (f)	15,000		11,625			CV Therapeutics Inc
						3.25%, 8/16/2013 (c)	48,900		36,308
Transport - Services (0.59%)						Vion Pharmaceuticals Inc
Trailer Bridge Inc						7.75%, 2/15/2012 (f)	2,500		1,231
9.25%, 11/15/2011 (c)	11,000		10,010			7.75%, 2/15/2012	2,000		985

TOTAL BONDS	$1,361,452								38,524

SENIOR FLOATING RATE INTERESTS (2.21%)						TOTAL CONVERTIBLE BONDS		$95,330

Commercial Services (1.74%)
Quintiles Transnational, Term Loan Lien 1					REPURCHASE AGREEMENTS (6.11%)
4.81%, 3/31/2013 (g)	28,764		27,326			Money Center Banks (6.11%)
Quintiles Transnational, Term Loan Lien 2						Deutsche Bank Repurchase Agreement;
6.81%, 3/31/2014 (g)	2,500		2,363			2.18% dated 07/31/08 maturing 08/01/08

						(collateralized by U.S. Government
			29,689			Agency Issues; $50,088,000; 0.00% -

Medical - HMO (0.47%)						6.625%; dated 08/01/08 - 07/15/16) (i)	$49,695		$49,396
Multiplan Inc, Term Loan B						Investment in Joint Trading Account; Bank
5.00%, 4/12/2013 (g)	5,514		5,217		of America Repurchase Agreement; 2.12%
						dated 07/31/2008 maturing 08/01/2008
Multiplan Inc, Term Loan C						(collateralized by Sovereign Agency
5.00%, 4/12/2013 (g)	2,950		2,791			Issues; $28,156,000; 2.20%; dated

			8,008			01/23/09)	27,337		27,336

TOTAL SENIOR FLOATING RATE INTERESTS	$37,697

			Schedule of Investments
			High Yield Fund
			July 31, 2008 (unaudited)

	Principal				Credit Default Swap Agreements
	Amount		Value
	(000	's)	(000	's)			Unrealized

REPURCHASE AGREEMENTS (continued)						Notional	Appreciation/
Money Center Banks (continued)					Description	Amount	(Depreciation)

Investment in Joint Trading Account;					Sell protection for CDX.NA.HY.10 Index
Deutsche Bank Repurchase Agreement;					and pay quarterly 5.00% to UBS AG.
2.16% dated 07/31/2008 maturing					Expires June 2013.	$25,000	$10
08/01/2008 (collateralized by Sovereign
Agency Issues; $28,156,000; 2.75% -					Sell protection for CDX.NA.HY.10 Index
4.52%; dated 09/14/10 - 04/15/14)	$27,337		$27,336		and pay quarterly 5.00% to UBS AG.

			104,068		Expires June 2013.	15,000	(357)

TOTAL REPURCHASE AGREEMENTS	$104,068				Sell protection for CDX.NA.HY.9 Index

					and receive quarterly 3.75% from UBS
Total Investments	$1,735,105				AG. Expires December 2012.	44,550	(3,950)
Liabilities in Excess of Other Assets, Net - (1.89)%			(32,109)

					All dollar amounts are shown in thousands (000's)
TOTAL NET ASSETS - 100.00%	$1,702,996

					Portfolio Summary (unaudited)

(a) Non-Income Producing Security					Sector		Percent

(b)	Affiliated Security as defined by the Investment Company Act of 1940				Consumer, Non-cyclical		29.78%
(the Fund controls 5.0% or more of the outstanding voting shares of the					Financial		22.06%
security).					Consumer, Cyclical		13.95%
(c)	Security or a portion of the security was on loan at the end of the period.				Government		10.28%
(d) Security is Illiquid					Industrial		7.85%
					Energy		6.45%
(e)	Market value is determined in accordance with procedures established in				Communications		4.70%
good faith by the Board of Directors. At the end of the period, the value					Utilities		4.55%
of these securities totaled $28,609 or 1.68% of net assets.					Technology		1.99%
(f)	Security exempt from registration under Rule 144A of the Securities Act				Basic Materials		0.28%
of 1933. These securities may be resold in transactions exempt from					Liabilities in Excess of Other Assets, Net		(1.89%)

registration, normally to qualified institutional buyers. Unless otherwise

indicated, these securities are not considered illiquid. At the end of the					TOTAL NET ASSETS		100.00%

period, the value of these securities totaled $225,749 or 13.26% of net					Other Assets Summary (unaudited)

assets.
(g) Variable Rate					Asset Type		Percent

(h)	Security or a portion of the security was pledged to cover margin				Credit Default Swaps		0.25%
requirements for swap agreements. At the end of the period, the value of these securities totaled $3,830 or 0.22% of net assets.
(i)	Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$32,844
Unrealized Depreciation			(166,320)

Net Unrealized Appreciation (Depreciation)			(133,476)
Cost for federal income tax purposes			1,868,581
All dollar amounts are shown in thousands (000's)

			Schedule of Investments
						High Yield Fund
			July 31, 2008 (unaudited)

Affiliated Securities

	October 31, 2007					Purchases				Sales		July 31, 2008

	Shares		Cost	(000)		Shares	Cost	(000)	Shares	Proceeds (000)		Shares		Cost	(000)

New Flyer Industries Inc	2,003,300	$		15,739		550,000		$6,240		- $	-	2,553,300	$		21,979
Student Transportation of America Inc	-			-		1,057,900		9,949		-	-	1,057,900			9,949

	$15,739							$16,189		$ -		$31,928

								Realized Gain/Loss			Realized Gain/Loss from
			Dividends					on Investments			Other Investment Companies
				(000	's)			(000	's)			(000	's)

New Flyer Industries Inc	$634							$-			$ -
Student Transportation of America Inc						526				-					-

	$1,160							$-			$ -

				Schedule of Investments
				High Yield Fund I
				July 31, 2008 (unaudited)

		Principal							Principal
		Amount		Value					Amount	Value
		(000	's)	(000	's)			(000	's)	(000	's)

BONDS	(92.76%)						BONDS (continued)
Advertising Agencies (0.06%)							Auction House & Art Dealer (0.03%)
Interpublic Group of Cos Inc							Sotheby's
6.25%, 11/15/2014		$500		$426			7.75%, 6/15/2015 (b)	$250		$243

Advertising Sales (0.38%)						Auto	- Car & Light Trucks (1.22%)
Lamar Media Corp							Ford Motor Co
6.63%, 8/15/2015 (a)		2,500		2,250			9.22%, 9/15/2021	500		290
6.63%, 8/15/2015		106		95			7.13%, 11/15/2025	225		103
6.63%, 8/15/2015		644		580			7.45%, 7/16/2031	3,725		1,937

				2,925			9.98%, 2/15/2047 (a)	500		265

Advertising Services (0.03%)							General Motors Corp
							7.20%, 1/15/2011 (a)	6,075		3,994
RH Donnelley Inc
11.75%, 5/15/2015 (b)		341		252			7.40%, 9/ 1/2025	700		322
							8.38%, 7/15/2033 (a)	5,265		2,593

Aerospace & Defense (0.12%)										9,504

Esterline Technologies Corp						Auto/Truck Parts & Equipment - Original (0.19%)
6.63%, 3/ 1/2017		1,000		955			Tenneco Inc
							10.25%, 7/15/2013	373		386
Aerospace & Defense Equipment (0.09%)
							Titan International Inc
GenCorp Inc							8.00%, 1/15/2012	400		390
9.50%, 8/15/2013		700		693
							TRW Automotive Inc
Agricultural Chemicals (0.51%)							7.00%, 3/15/2014 (b)	800		706

Mosaic Co/The										1,482

7.38%, 12/ 1/2014 (b)		1,000		1,030			Beverages - Wine & Spirits (0.92%)
Terra Capital Inc							Constellation Brands Inc
7.00%, 2/ 1/2017		2,965		2,928			8.38%, 12/15/2014	4,590		4,693

				3,958			7.25%, 9/ 1/2016	1,035		999

Agricultural Operations (0.08%)							7.25%, 5/15/2017	1,550		1,496

Eurofresh Inc										7,188

11.50%, 1/15/2013 (b)		983		659		Broadcasting Services & Programming (0.23%)
							Barrington Broadcasting Group
Airlines (0.68%)						LLC/Barrington Broadcasting Capital Corp
American Airlines Inc							10.50%, 8/15/2014	250		211
6.82%, 5/23/2011 (c)		1,250		956			Fisher Communications Inc
7.38%, 5/23/2019 (c)		261		134			8.63%, 9/15/2014	700		717
Continental Airlines Inc							Nexstar Broadcasting Inc
7.49%, 10/ 2/2010 (c)		167		162			7.00%, 1/15/2014	1,000		823

8.75%, 12/ 1/2011 (c)		1,000		697						1,751

9.80%, 4/ 1/2021		1,588		1,341
						Building - Residential & Commercial (0.49%)
Delta Air Lines Inc
7.11%, 9/18/2011 (c)		300		273			K Hovnanian Enterprises Inc
							11.50%, 5/ 1/2013 (b)	2,300		2,329
8.95%, 8/10/2014 (c)(d)		245		172			KB Home
8.02%, 8/10/2022 (c)		824		617			5.88%, 1/15/2015	415		340
Northwest Airlines Inc							M/I Homes Inc
7.03%, 11/ 1/2019		750		606			6.88%, 4/ 1/2012 (a)	1,335		1,161

United Air Lines Pass Through Trust Series										3,830

2007-1
7.34%, 7/ 2/2019 (b)(d)		470		325		Building & Construction - Miscellaneous (0.18%)

				5,283			Dycom Industries Inc

							8.13%, 10/15/2015	1,520		1,436

			Schedule of Investments
			High Yield Fund I
			July 31, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Building & Construction Products -					Cable TV (continued)
Miscellaneous (0.16%)					Unitymedia GmbH
Associated Materials Inc					10.38%, 2/15/2015 (b)	$1,000		$955

9.75%, 4/15/2012	$557		$549					45,439

Gibraltar Industries Inc
8.00%, 12/ 1/2015 (c)(e)	550		456		Casino Hotels (2.06%)
Interline Brands Inc					Harrah's Operating Co Inc
8.13%, 6/15/2014	250		239		10.75%, 2/ 1/2016 (b)	1,900		1,435

			1,244		Mandalay Resort Group

					9.38%, 2/15/2010	500		487
Building Products - Cement & Aggregate (0.05%)					6.38%, 12/15/2011	900		819
US Concrete Inc					MGM Mirage
8.38%, 4/ 1/2014	500		415		6.00%, 10/ 1/2009	2,885		2,813
Cable TV (5.83%)					6.75%, 9/ 1/2012	500		439
Cablevision Systems Corp					6.75%, 4/ 1/2013	1,500		1,252
8.00%, 4/15/2012 (a)	500		479		6.63%, 7/15/2015	531		418
CCH I Holdings LLC/CCH I Holdings Capital					San Pasqual Casino
Corp					8.00%, 9/15/2013 (b)	3,611		3,286
11.13%, 1/15/2014 (a)	550		305		Seminole Hard Rock Entertainment Inc
11.00%, 10/ 1/2015	1,500		1,129		5.28%, 3/15/2014 (b)(e)	2,450		1,984
11.00%, 10/ 1/2015 (a)	1,235		936		Wynn Las Vegas Capital Corp
CCH II LLC / CCH II Capital Corp					6.63%, 12/ 1/2014	3,500		3,168

10.25%, 10/ 1/2013 (a)	1,425		1,254					16,101

CCO Holdings LLC/CCO Holdings Capital Corp					Casino Services (0.13%)
8.75%, 11/15/2013	3,000		2,775		Choctaw Resort Development Enterprise
Charter Communications Operating LLC					7.25%, 11/15/2019 (b)	669		532
10.88%, 9/15/2014 (a)(b)	500		520		Fontainebleau Las Vegas Holdings LLC
Charter Communications Operating LLC /					10.25%, 6/15/2015 (b)	880		466

Charter Communications Operating Capital
8.00%, 4/30/2012 (b)	1,785		1,700					998

CSC Holdings Inc					Cellular Telecommunications (0.89%)
8.13%, 8/15/2009	1,100		1,111		Cricket Communications Inc
7.63%, 4/ 1/2011	1,950		1,928		9.38%, 11/ 1/2014	2,000		1,960
6.75%, 4/15/2012	1,000		953		10.00%, 7/15/2015 (a)(b)	500		504
DirecTV Holdings LLC/DirecTV Financing Co					iPCS Inc
8.38%, 3/15/2013	14,300		14,765		5.00%, 5/ 1/2013 (e)	1,750		1,557
6.38%, 6/15/2015	500		471		MetroPCS Wireless Inc
7.63%, 5/15/2016 (b)	250		248		9.25%, 11/ 1/2014	1,000		970
Echostar DBS Corp					Nextel Communications Inc
6.38%, 10/ 1/2011	6,225		6,030		6.88%, 10/31/2013	865		679
7.00%, 10/ 1/2013	1,500		1,425		Rural Cellular Corp
6.63%, 10/ 1/2014	1,450		1,330		8.25%, 3/15/2012	1,250		1,278

7.75%, 5/31/2015	1,000		960					6,948

HSN					Chemicals - Diversified (0.43%)
11.25%, 8/ 1/2016 (b)	500		501		Nova Chemicals Corp
Kabel Deutschland GmbH					6.50%, 1/15/2012	650		592
10.63%, 7/ 1/2014	375		383		Reichhold Industries Inc
Mediacom Broadband LLC / Mediacom					9.00%, 8/15/2014 (b)	860		849
Broadband Corp					Westlake Chemical Corp
8.50%, 10/15/2015	3,015		2,691		6.63%, 1/15/2016	2,310		1,929

Mediacom LLC/Mediacom Capital Corp								3,370

9.50%, 1/15/2013	2,000		1,890
Rogers Communications Inc
5.50%, 3/15/2014	725		700

				Schedule of Investments
				High Yield Fund I
				July 31, 2008 (unaudited)

		Principal					Principal
		Amount		Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)						BONDS (continued)
Chemicals - Plastics (0.38%)						Computer Services (0.90%)
PolyOne Corp						Sungard Data Systems Inc
8.88%, 5/ 1/2012 (a)		$3,000		$2,985		9.13%, 8/15/2013	$700		$716
						10.25%, 8/15/2015	3,545		3,598
Chemicals - Specialty (0.85%)						Unisys Corp
Ferro Corp						8.00%, 10/15/2012	2,000		1,705
9.13%, 1/ 1/2009		850		870		12.50%, 1/15/2016	1,000		982

Hercules Inc									7,001

6.75%, 10/15/2029		800		804
MacDermid Inc						Computers - Memory Devices (0.14%)
9.50%, 4/15/2017 (b)		2,570		2,352		Seagate Technology HDD Holdings
Momentive Performance Materials Inc						6.80%, 10/ 1/2016	1,250		1,125
10.13%, 12/ 1/2014 (a)(e)		2,415		2,113
NewMarket Corp						Consumer Products - Miscellaneous (0.79%)
7.13%, 12/15/2016		500		485		American Achievement Corp

				6,624		8.25%, 4/ 1/2012 (b)(d)	750		735

						Central Garden and Pet Co
Circuit Boards (0.30%)						9.13%, 2/ 1/2013 (a)	500		410
Viasystems Inc						Jarden Corp
10.50%, 1/15/2011		2,350		2,321		7.50%, 5/ 1/2017 (a)	2,350		2,045
						Prestige Brands Inc
Coal	(2.23%)					9.25%, 4/15/2012	500		502
Arch Western Finance LLC						Spectrum Brands Inc
6.75%, 7/ 1/2013		7,150		7,132		12.00%, 10/ 2/2013 (a)	700		553
Massey Energy Co						7.38%, 2/ 1/2015	1,000		595
6.63%, 11/15/2010		1,050		1,045		Visant Holding Corp
6.88%, 12/15/2013		4,440		4,346		0.00%, 12/ 1/2013 (e)(f)	850		820
Peabody Energy Corp						Yankee Acquisition Corp/MA
6.88%, 3/15/2013		3,935		3,974		8.50%, 2/15/2015 (a)	700		515

5.88%, 4/15/2016		945		900					6,175

				17,397

						Containers - Metal & Glass (1.71%)
Commercial Banks (0.06%)						Ball Corp
National City Bank of Indiana						6.88%, 12/15/2012	9,560		9,608
4.25%, 7/ 1/2018		250		129		Crown Americas LLC/Crown Americas Capital
National City Bank/Cleveland OH						Corp
5.80%, 6/ 7/2017		500		302		7.75%, 11/15/2015	2,330		2,405

				431		Impress Holdings BV

						5.92%, 9/15/2013 (b)(e)	600		531
Commercial Services (0.27%)
						Owens Brockway Glass Container Inc
ARAMARK Corp						8.25%, 5/15/2013	750		769

8.50%, 2/ 1/2015		650		648
									13,313

Iron Mountain Inc
8.63%, 4/ 1/2013		500		502		Containers - Paper & Plastic (1.42%)
8.00%, 6/15/2020		1,000		972		AEP Industries Inc

				2,122		7.88%, 3/15/2013	1,021		817

						Berry Plastics Corp
Commercial Services - Finance (1.00%)						7.54%, 2/15/2015 (e)	765		711
ACE Cash Express Inc						Berry Plastics Holding Corp
10.25%, 10/ 1/2014 (b)		1,250		931		8.88%, 9/15/2014	1,500		1,200
Cardtronics Inc						Constar International Inc
9.25%, 8/15/2013		3,590		3,375		6.05%, 2/15/2012 (e)	2,150		1,838
9.25%, 8/15/2013		1,035		960		Graham Packaging Co Inc
Lender Processing Services Inc						9.88%, 10/15/2014 (a)	4,345		3,715
8.13%, 7/ 1/2016 (b)		2,535		2,532		Intertape Polymer US Inc

				7,798		8.50%, 8/ 1/2014	350		312

				Schedule of Investments
				High Yield Fund I
				July 31, 2008 (unaudited)

			Principal				Principal
			Amount	Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

	BONDS (continued)					BONDS (continued)
	Containers - Paper & Plastic (continued)					Electric - Generation (3.05%)
	Jefferson Smurfit Corp US					AES Corp/The
	8.25%, 10/ 1/2012	$1,500		$1,316		8.75%, 5/15/2013 (b)	$9,455		$9,809
	Plastipak Holdings Inc					8.00%, 10/15/2017	150		148
	8.50%, 12/15/2015 (b)	1,000		850		8.00%, 6/ 1/2020 (b)	3,505		3,374
	Portola Packaging Inc					Edison Mission Energy
	8.25%, 2/ 1/2012 (a)	900		351		7.50%, 6/15/2013	1,195		1,201

				11,110		7.75%, 6/15/2016	1,600		1,604

	Data Processing & Management (0.09%)					7.00%, 5/15/2017	1,400		1,323
	First Data Corp					7.20%, 5/15/2019	500		470
	9.88%, 9/24/2015 (a)(b)	755		668		7.63%, 5/15/2027	4,725		4,158
						Midwest Generation LLC
	Dialysis Centers (0.22%)					8.56%, 1/ 2/2016	1,670		1,724

	DaVita Inc								23,811

	6.63%, 3/15/2013	1,750		1,706
						Electric - Integrated (3.89%)
	Direct Marketing (0.03%)					CMS Energy Corp
	Visant Corp					8.50%, 4/15/2011	795		839
	7.63%, 10/ 1/2012	200		194		6.88%, 12/15/2015	2,905		2,879
						Energy Future Holdings Corp
	Distribution & Wholesale (0.32%)					10.88%, 11/ 1/2017 (b)	3,300		3,399
	ACE Hardware Corp					11.25%, 11/ 1/2017 (b)	12,150		12,029
	9.13%, 6/ 1/2016 (b)	2,000		1,820		Ipalco Enterprises Inc
	Intcomex Inc					7.25%, 4/ 1/2016 (b)	1,745		1,749
	11.75%, 1/15/2011 (d)	750		664		Mirant Americas Generation LLC

				2,484		8.30%, 5/ 1/2011	2,000		2,040

Diversified Manufacturing Operations (0.70%)						8.50%, 10/ 1/2021	1,500		1,335
	Harland Clarke Holdings Corp					Mirant Mid Atlantic LLC
	7.43%, 5/15/2015 (e)	800		564		8.63%, 6/30/2012	2,446		2,564
	9.50%, 5/15/2015	600		489		PPL Energy Supply LLC
						6.30%, 7/15/2013	1,930		1,936
	JB Poindexter & Co Inc
	8.75%, 3/15/2014 (a)	1,500		1,088		Public Service Co of New Mexico
						7.95%, 5/15/2018	200		203
	RBS Global Inc/Rexnord LLC
	9.50%, 8/ 1/2014	850		812		Texas Competitive Electric Holdings Co
						10.25%, 11/ 1/2015 (b)	450		450
	8.88%, 9/ 1/2016	1,750		1,601
						10.50%, 11/ 1/2016 (b)	940		905

	SPX Corp
	7.63%, 12/15/2014 (b)	900		920					30,328

				5,474		Electronic Components - Miscellaneous (1.53%)

						Communications & Power Industries Inc
	Diversified Operations (0.46%)					8.00%, 2/ 1/2012	500		481
	Kansas City Southern Railway
	8.00%, 6/ 1/2015	1,500		1,515		Flextronics International Ltd
						6.50%, 5/15/2013	700		665
	Leucadia National Corp
	7.13%, 3/15/2017	1,000		936		6.25%, 11/15/2014 (a)	7,170		6,632
	Susser Holdings LLC					NXP BV/NXP Funding LLC
	10.63%, 12/15/2013	650		640		5.54%, 10/15/2013 (e)	1,850		1,452
	Susser Holdings LLC & Susser Finance Co					7.88%, 10/15/2014	750		625
	10.63%, 12/15/2013 (b)(d)	500		493		Sanmina-SCI Corp

				3,584		6.75%, 3/ 1/2013	500		445

						5.53%, 6/15/2014 (b)(e)	1,720		1,600

E	-Commerce - Products (0.10%)								11,900

	FTD Inc
	7.75%, 2/15/2014	750		795		Electronic Components - Semiconductors (0.71%)
						Amkor Technology Inc
						7.13%, 3/15/2011	750		712

				Schedule of Investments
				High Yield Fund I
				July 31, 2008 (unaudited)

			Principal					Principal
			Amount	Value				Amount		Value
		(000	's)	(000	's)			(000	's)	(000	's)

	BONDS (continued)						BONDS (continued)
	Electronic Components - Semiconductors					Food	- Meat Products (0.17%)
	(continued)						Smithfield Foods Inc
	Amkor Technology Inc (continued)						7.75%, 5/15/2013	$750		$679
	7.75%, 5/15/2013	$1,000		$915			7.75%, 7/ 1/2017	750		641

	Conexant Systems Inc									1,320

	6.43%, 11/15/2010 (e)	484		480
	Freescale Semiconductor Inc					Food	- Miscellaneous/Diversified (0.48%)
	6.65%, 12/15/2014 (e)	1,050		822			Chiquita Brands International Inc
	9.13%, 12/15/2014	1,315		1,065			7.50%, 11/ 1/2014 (a)	500		406
	Spansion Inc						8.88%, 12/ 1/2015 (a)	1,750		1,483
	5.81%, 6/ 1/2013 (b)(e)	2,250		1,575			Dole Food Co Inc

				5,569			8.63%, 5/ 1/2009	1,500		1,468

							7.25%, 6/15/2010	375		345

	Electronics - Military (1.68%)
										3,702

	L-3 Communications Corp
	7.63%, 6/15/2012	6,980		7,067		Food	- Retail (0.09%)
	6.13%, 7/15/2013	1,610		1,538			Ingles Markets Inc
	6.38%, 10/15/2015	4,820		4,531			8.88%, 12/ 1/2011	700		709

				13,136

							Funeral Services & Related Items (1.25%)
	Filtration & Separation Products (0.25%)						Service Corp International/US
	Polypore Inc						7.38%, 10/ 1/2014	2,270		2,196
	8.75%, 5/15/2012	1,928		1,933			6.75%, 4/ 1/2016	750		690
							7.00%, 6/15/2017	2,250		2,087
	Finance - Auto Loans (2.24%)
							7.50%, 4/ 1/2027	2,385		1,950
	Ford Motor Credit Co LLC
	7.38%, 10/28/2009	1,625		1,480			Stewart Enterprises Inc
							6.25%, 2/15/2013 (e)	2,950		2,839

	9.75%, 9/15/2010 (e)	555		479
										9,762

	7.38%, 2/ 1/2011	3,560		2,869
	9.88%, 8/10/2011	250		204			Gambling (Non-Hotel) (1.24%)
	7.25%, 10/25/2011	2,390		1,807			Isle of Capri Casinos Inc
	5.54%, 1/13/2012 (e)	750		544			7.00%, 3/ 1/2014 (a)	1,680		1,168
	7.80%, 6/ 1/2012	5,255		3,947			Mashantucket Western Pequot Tribe
							8.50%, 11/15/2015 (b)	2,520		1,940
	8.00%, 12/15/2016	2,000		1,413
							Pokagon Gaming Authority
	GMAC LLC						10.38%, 6/15/2014 (b)	1,761		1,814
	6.88%, 9/15/2011	5,640		3,724
							Shingle Springs Tribal Gaming Authority
	8.00%, 11/ 1/2031 (a)	1,750		981			9.38%, 6/15/2015 (b)	5,840		4,730

				17,448						9,652

	Finance - Mortgage Loan/Banker (0.06%)						Human Resources (0.23%)
	Countrywide Financial Corp						TeamHealth Inc
	0.00%, 4/15/2037 (e)(f)	500		483			11.25%, 12/ 1/2013	1,750		1,820

	Finance - Other Services (0.55%)						Independent Power Producer (1.58%)
American Real Estate Partners LP/Finance Corp							Mirant North America LLC
	8.13%, 6/ 1/2012	2,965		2,832			7.38%, 12/31/2013	600		600
	7.13%, 2/15/2013	1,665		1,490			NRG Energy Inc

				4,322			7.25%, 2/ 1/2014	1,375		1,341

Food	- Dairy Products (0.34%)						7.38%, 2/ 1/2016	8,615		8,357
	Dean Foods Co						Reliant Energy Inc
	7.00%, 6/ 1/2016	1,750		1,584			7.63%, 6/15/2014	100		96
	Land O' Lakes Inc						6.75%, 12/15/2014	500		510
	9.00%, 12/15/2010	1,000		1,027			7.88%, 6/15/2017 (a)	1,500		1,447

				2,611						12,351

			Schedule of Investments
			High Yield Fund I
			July 31, 2008 (unaudited)

		Principal						Principal
		Amount	Value					Amount	Value
	(000	's)	(000	's)			(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Industrial Gases (0.25%)					Medical - Outpatient & Home Medical Care
Airgas Inc					(continued)
7.13%, 10/ 1/2018 (b)	$1,925		$1,935		Select Medical Corp
					7.63%, 2/ 1/2015		$6,325		$5,455

Insurance Brokers (0.03%)									8,991

HUB International Holdings Inc					Medical Products (1.22%)
10.25%, 6/15/2015 (b)	250		200		Biomet Inc
					10.00%, 10/15/2017		2,400		2,580
Machinery - Construction & Mining (0.08%)					10.38%, 10/15/2017		845		889
Terex Corp
8.00%, 11/15/2017	600		587		11.63%, 10/15/2017		3,280		3,465
					Medical Services Co
Machinery - General Industry (0.15%)					10.29%, 10/15/2011 (e)		2,500		2,562

Stewart & Stevenson LLC									9,496

10.00%, 7/15/2014	400		390		Metal	- Aluminum (0.01%)
Wabtec Corp					CII Carbon LLC
6.88%, 7/31/2013	800		794		11.13%, 11/15/2015 (b)		100		98

			1,184

Machinery - Material Handling (0.07%)					Metal	- Diversified (0.44%)
Columbus McKinnon Corp/NY					Freeport-McMoRan Copper & Gold Inc
8.88%, 11/ 1/2013	525		543		8.25%, 4/ 1/2015		1,340		1,397
					8.38%, 4/ 1/2017		1,950		2,043

Medical - Biomedical/Gene (0.36%)									3,440

FMC Finance III SA					Metal Processors & Fabrication (0.12%)
6.88%, 7/15/2017	2,925		2,808		Wolverine Tube Inc
					10.50%, 4/ 1/2009 (a)		1,000		928
Medical - Drugs (0.44%)
Elan Finance PLC/Elan Finance Corp					Mining Services (0.06%)
6.68%, 11/15/2011 (e)	1,000		930		Noranda Aluminium Acquisition Corp
7.75%, 11/15/2011	1,500		1,436		6.83%, 5/15/2015		500		433
6.81%, 12/ 1/2013 (e)	250		228
8.88%, 12/ 1/2013	860		838		Multimedia (0.43%)

			3,432		CanWest MediaWorks LP

					9.25%, 8/ 1/2015 (b)		1,500		1,162
Medical - HMO (0.17%)					LBI Media Inc
Multiplan Inc					8.50%, 8/ 1/2017 (b)		1,000		766
10.38%, 4/15/2016 (b)	1,333		1,306
					Quebecor Media Inc
					7.75%, 3/15/2016		1,500		1,384

Medical - Hospitals (2.56%)
Community Health Systems Inc									3,312

8.88%, 7/15/2015	2,450		2,468		Music	(0.46%)
HCA Inc					WMG Acquisition Corp
9.25%, 11/15/2016	4,855		5,001		7.38%, 4/15/2014		4,560		3,602
9.63%, 11/15/2016	8,030		8,271
IASIS Healthcare LLC/IASIS Capital Corp					Non	-Hazardous Waste Disposal (1.22%)
8.75%, 6/15/2014	750		752		Allied Waste North America Inc
Tenet Healthcare Corp					5.75%, 2/15/2011		6,185		6,108
6.38%, 12/ 1/2011	250		246		7.88%, 4/15/2013		250		254
9.88%, 7/ 1/2014	3,200		3,216		6.13%, 2/15/2014		500		469

			19,954		7.38%, 4/15/2014 (a)		500		499

Medical - Outpatient & Home Medical Care (1.15%)					7.25%, 3/15/2015 (a)		750		740
NMH Holdings Inc					7.13%, 5/15/2016		1,000		970
9.90%, 6/15/2014 (b)(e)	4,210		3,536

				Schedule of Investments
				High Yield Fund I
				July 31, 2008 (unaudited)

			Principal				Principal
			Amount	Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

	BONDS (continued)					BONDS (continued)
Non-Hazardous Waste Disposal (continued)						Oil Company - Exploration & Production
	WCA Waste Corp					(continued)
	9.25%, 6/15/2014	$500		$495		Sabine Pass LNG LP

				9,535		7.25%, 11/30/2013	$1,940		$1,678

						7.50%, 11/30/2016	7,620		6,553
Oil	- Field Services (0.80%)					Southwestern Energy Co
	Calfrac Holdings LP					7.50%, 2/ 1/2018 (b)	2,440		2,501
	7.75%, 2/15/2015 (b)	1,875		1,744		Swift Energy Co
	Forbes Energy Services Ltd					7.63%, 7/15/2011	1,000		995
	11.00%, 2/15/2015 (b)	1,000		1,000		7.13%, 6/ 1/2017	1,500		1,373
	Helix Energy Solutions Group Inc					W&T Offshore Inc
	9.50%, 1/15/2016 (b)	2,250		2,250		8.25%, 6/15/2014 (b)	2,500		2,350

	Key Energy Services Inc								55,411

	8.38%, 12/ 1/2014 (b)	1,250		1,256

				6,250		Oil Field Machinery & Equipment (0.06%)

						Complete Production Services Inc
	Oil & Gas Drilling (0.07%)					8.00%, 12/15/2016	500		496
	Pride International Inc
	7.38%, 7/15/2014	500		504		Oil Refining & Marketing (0.18%)
						Tesoro Corp
Oil Company - Exploration & Production (7.10%)						6.25%, 11/ 1/2012	1,071		977
	Berry Petroleum Co					6.63%, 11/ 1/2015	500		440

	8.25%, 11/ 1/2016	1,000		985
									1,417

	Chesapeake Energy Corp
	7.50%, 9/15/2013	10,115		10,216		Optical Supplies (0.03%)
	7.50%, 6/15/2014	2,105		2,123		Bausch & Lomb Inc
	7.00%, 8/15/2014	2,080		2,049		9.88%, 11/ 1/2015 (b)	250		256
	6.88%, 1/15/2016	690		663
	6.50%, 8/15/2017	750		701		Paper & Related Products (0.86%)
						Abitibi-Consolidated Co of Canada
	Cimarex Energy Co					8.38%, 4/ 1/2015	1,100		451
	7.13%, 5/ 1/2017	3,645		3,590
						Bowater Canada Finance Corp
	Encore Acquisition Co					7.95%, 11/15/2011	700		455
	6.00%, 7/15/2015	1,000		905
						Cascades Inc
	7.25%, 12/ 1/2017	1,500		1,440		7.25%, 2/15/2013	844		717
	Forest Oil Corp					Domtar Corp
	7.75%, 5/ 1/2014	1,810		1,810		7.13%, 8/15/2015	2,000		1,880
	7.25%, 6/15/2019	2,250		2,115		Georgia-Pacific Corp
	7.25%, 6/15/2019 (b)	500		470		7.13%, 1/15/2017 (a)(b)	1,500		1,384
	Newfield Exploration Co					NewPage Corp
	7.63%, 3/ 1/2011 (a)	590		605		10.00%, 5/ 1/2012	750		718
	6.63%, 9/ 1/2014	3,065		2,896		12.00%, 5/ 1/2013 (a)	500		479
	7.13%, 5/15/2018	500		473		Verso Paper Holdings LLC
	PetroHawk Energy Corp					9.13%, 8/ 1/2014	500		448
	9.13%, 7/15/2013	400		405		11.38%, 8/ 1/2016	250		210

	Petroquest Energy Inc								6,742

	10.38%, 5/15/2012	700		721
	Pioneer Natural Resources Co					Petrochemicals (0.13%)
	6.65%, 3/15/2017	3,200		2,966		Sterling Chemicals Inc
	Plains Exploration & Production Co					10.25%, 4/ 1/2015 (b)(d)	1,000		1,007
	7.63%, 6/ 1/2018	467		453
	Quicksilver Resources Inc					Pharmacy Services (0.28%)
	8.25%, 8/ 1/2015 (a)	1,500		1,459		Omnicare Inc
	Range Resources Corp					6.75%, 12/15/2013	197		183
	7.50%, 5/15/2016	2,933		2,867		6.88%, 12/15/2015 (a)	2,200		2,013

	7.25%, 5/ 1/2018	50		49					2,196

			Schedule of Investments
			High Yield Fund I
			July 31, 2008 (unaudited)

		Principal					Principal
		Amount	Value				Amount		Value
	(000	's)	(000	's)			(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Physical Therapy & Rehabilitation Centers (0.13%)					Printing - Commercial (continued)
Psychiatric Solutions Inc					Cenveo Corp (continued)
7.75%, 7/15/2015	$1,000		$978		10.50%, 8/15/2016 (b)		$500		$493
					Quebecor World Capital Corp
Physician Practice Management (0.21%)					6.13%, 11/15/2013 (f)		750		262
US Oncology Inc					8.75%, 3/15/2016 (b)(f)		500		223
9.00%, 8/15/2012	1,645		1,620		Quebecor World Inc
					9.75%, 1/15/2015 (b)(f)		350		159
Pipelines (5.93%)					Sheridan Group Inc/The
Copano Energy LLC					10.25%, 8/15/2011		500		460
7.75%, 6/ 1/2018 (b)	1,000		948		Valassis Communications Inc
Dynegy Holdings Inc					6.63%, 1/15/2009		750		746
8.75%, 2/15/2012	700		714		8.25%, 3/ 1/2015		1,750		1,470

7.50%, 6/ 1/2015	100		95						4,891

7.13%, 5/15/2018	2,250		1,974
Dynegy Roseton/Danskammer Pass Through					Private Corrections (0.32%)
Certificates					Corrections Corp of America
7.67%, 11/ 8/2016	10,765		10,536		7.50%, 5/ 1/2011		1,013		1,023
El Paso Corp					6.75%, 1/31/2014		1,500		1,478

6.75%, 5/15/2009 (a)	4,790		4,815						2,501

7.88%, 6/15/2012 (a)	500		517		Property & Casualty Insurance (0.16%)
6.88%, 6/15/2014	1,250		1,247		Crum & Forster Holdings Corp
7.25%, 6/ 1/2018	1,000		990		7.75%, 5/ 1/2017		750		693
El Paso Natural Gas Co					Fairfax Financial Holdings Ltd
5.95%, 4/15/2017	1,500		1,438		7.75%, 6/15/2017		615		569

8.38%, 6/15/2032	1,535		1,682						1,262

Holly Energy Partners LP
6.25%, 3/ 1/2015	2,650		2,345		Publishing - Newspapers (0.33%)
Knight Inc					Block Communications Inc
6.50%, 9/ 1/2012	9,684		9,587		8.25%, 12/15/2015 (b)		2,785		2,597
5.15%, 3/ 1/2015	805		716
					Publishing - Periodicals (0.82%)
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp					Dex Media Inc
6.88%, 11/ 1/2014	1,125		1,049		0.00%, 11/15/2013 (a)(e)(f)		850		510
MarkWest Energy Partners LP/MarkWest					Dex Media West LLC/Dex Media Finance Co
Energy Finance Corp					8.50%, 8/15/2010 (a)		500		480
8.75%, 4/15/2018 (b)	3,080		3,065		9.88%, 8/15/2013		1,780		1,398
Targa Resources Partners LP					Idearc Inc
8.25%, 7/ 1/2016 (b)	250		235		8.00%, 11/15/2016		3,275		1,490
Williams Cos Inc					Reader's Digest Association Inc/The
7.13%, 9/ 1/2011	1,660		1,726		9.00%, 2/15/2017 (b)		2,620		1,480
Williams Partners LP/Williams Partners					RH Donnelley Corp
Finance Corp					8.88%, 1/15/2016		750		362
7.25%, 2/ 1/2017	2,606		2,600		8.88%, 10/15/2017 (b)(g)		1,450		696

			46,279						6,416

Poultry (0.14%)					Racetracks (0.06%)
Pilgrim's Pride Corp					Speedway Motorsports Inc
7.63%, 5/ 1/2015	1,250		1,056		6.75%, 6/ 1/2013		500		479

Printing - Commercial (0.63%)					Radio	(0.64%)
Cadmus Communications Corp					CMP Susquehanna Corp
8.38%, 6/15/2014	600		492		9.88%, 5/15/2014		5,400		3,402
Cenveo Corp
7.88%, 12/ 1/2013	700		586

				Schedule of Investments
				High Yield Fund I
				July 31, 2008 (unaudited)

		Principal						Principal
		Amount		Value				Amount	Value
		(000	's)	(000	's)		(000	's)	(000	's)

	BONDS (continued)					BONDS (continued)
	Radio (continued)					Retail - Drug Store (0.75%)
	Entercom Radio LLC/Entercom Capital Inc					Rite Aid Corp
	7.63%, 3/ 1/2014	$1,750		$1,584		8.63%, 3/ 1/2015	$1,190		$765

				4,986		10.38%, 7/15/2016 (a)	1,125		1,043

	Recycling (0.26%)					7.50%, 3/ 1/2017	2,000		1,620
	Aleris International Inc					9.50%, 6/15/2017 (a)	3,795		2,438

	9.00%, 12/15/2014	1,360		1,041					5,866

	10.00%, 12/15/2016 (a)	1,415		976		Retail - Propane Distribution (1.83%)

				2,017		Amerigas Partners LP

REITS	- Healthcare (1.08%)					7.25%, 5/20/2015	2,125		1,966
	Ventas Realty LP/Ventas Capital Corp					AmeriGas Partners LP/AP Eagle Finance Corp
	6.75%, 6/ 1/2010	345		344		7.13%, 5/20/2016	3,185		2,890
	6.63%, 10/15/2014	1,110		1,077		Ferrellgas Escrow LLC/Ferrellgas Finance
						Escrow Corp
	7.13%, 6/ 1/2015	5,570		5,486		6.75%, 5/ 1/2014	2,335		1,973
	6.75%, 4/ 1/2017	1,585		1,494		Ferrellgas Partners LP/Ferrellgas Partners

				8,401		Finance

						8.75%, 6/15/2012	2,205		2,051
REITS	- Hotels (0.31%)
						Ferrellgas Partners-LP
	Host Hotels & Resorts LP					6.75%, 5/ 1/2014 (b)	2,235		1,889
	7.13%, 11/ 1/2013	2,605		2,397
						Inergy LP/Inergy Finance Corp
	Rental - Auto & Equipment (0.71%)					6.88%, 12/15/2014	525		472
	Erac USA Finance Co					8.25%, 3/ 1/2016	1,250		1,203
	7.00%, 10/15/2037 (b)	1,235		940		Suburban Propane Partners LP/Suburban
						Energy Finance Corp
	Hertz Corp/The					6.88%, 12/15/2013	2,000		1,845

	10.50%, 1/ 1/2016 (a)	550		478
	United Rentals North America Inc								14,289

	6.50%, 2/15/2012	4,565		4,120		Retail - Restaurants (0.44%)

				5,538		Landry's Restaurants Inc

						9.50%, 12/15/2014	600		581
	Resorts & Theme Parks (0.04%)
						NPC International Inc
	Six Flags Inc					9.50%, 5/ 1/2014 (a)	1,610		1,368
	9.63%, 6/ 1/2014 (a)	306		154
						O'Charleys Inc
	Six Flags Operations Inc					9.00%, 11/ 1/2013	1,629		1,458

	12.25%, 7/15/2016 (a)(b)	135		122

				276					3,407

	Retail - Apparel & Shoe (0.56%)					Retail - Video Rental (0.13%)
						Blockbuster Inc
	Collective Brands Inc					9.00%, 9/ 1/2012 (a)(e)	1,305		1,039
	8.25%, 8/ 1/2013	2,350		2,115

	Hanesbrands Inc					Retail - Vitamins & Nutritional Suppliments (0.25%)
	6.51%, 12/15/2014 (e)	1,500		1,335
						General Nutrition Centers Inc
	Phillips-Van Heusen Corp					7.20%, 3/15/2014 (e)	2,250		1,913
	8.13%, 5/ 1/2013	585		589
	7.75%, 11/15/2023	350		342		Rubber - Tires (0.07%)

				4,381		American Tire Distributors Inc

	Retail - Auto Parts (0.05%)					9.04%, 4/ 1/2012 (e)	250		223
	PEP Boys-Manny Moe & Jack					10.75%, 4/ 1/2013	399		353

	7.50%, 12/15/2014	500		415					576

						Satellite Telecommunications (1.10%)
	Retail - Automobile (0.08%)					Intelsat Corp
	Penske Auto Group Inc					9.25%, 8/15/2014 (b)	3,178		3,138
	7.75%, 12/15/2016	750		619
						Intelsat Subsidiary Holding Co Ltd
						8.50%, 1/15/2013 (b)	1,530		1,515

				Schedule of Investments
				High Yield Fund I
				July 31, 2008 (unaudited)

			Principal				Principal
			Amount	Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

	BONDS (continued)					BONDS (continued)
Satellite Telecommunications (continued)						Steel - Specialty (continued)
Intelsat Subsidiary Holding Co Ltd (continued)						Tube City IMS Corp
	8.88%, 1/15/2015 (b)	$4,000		$3,940		9.75%, 2/ 1/2015	$2,795		$2,599

				8,593					4,217

	Schools (0.52%)					Telecommunication Equipment (0.20%)
	Knowledge Learning Corp Inc					Nortel Networks Ltd
	7.75%, 2/ 1/2015 (b)	4,465		4,063		7.04%, 7/15/2011 (e)	500		471
						10.75%, 7/15/2016 (a)(b)	1,140		1,117

	Semiconductor Equipment (0.13%)								1,588

MagnaChip Semiconductor SA/MagnaChip
	Semiconductor Finance Co					Telecommunication Services (1.31%)
	6.03%, 12/15/2011 (e)	1,000		520		MasTec Inc
	6.88%, 12/15/2011 (a)	1,000		525		7.63%, 2/ 1/2017	700		599

				1,045		PAETEC Holding Corp

						9.50%, 7/15/2015	750		683
	Special Purpose Entity (1.42%)					Qwest Corp
	Altra Industrial Motion Inc					7.88%, 9/ 1/2011	1,380		1,359
	9.00%, 12/ 1/2011	650		656		8.88%, 3/15/2012 (e)	2,360		2,354
Chukchansi Economic Development Authority						7.63%, 6/15/2015	2,000		1,825
	8.00%, 11/15/2013 (b)	1,180		968
						Telcordia Technologies Inc
	El Paso Performance-Linked Trust					6.54%, 7/15/2012 (b)(e)	1,000		855
	7.75%, 7/15/2011 (b)	750		759
						Time Warner Telecom Holdings Inc
	FireKeepers Development Authority					9.25%, 2/15/2014	1,915		1,944
	13.88%, 5/ 1/2015 (b)	4,740		4,361
						West Corp
Hexion US Finance Corp/Hexion Nova Scotia						9.50%, 10/15/2014	700		602

	9.75%, 11/15/2014	325		277
									10,221

	KAR Holdings Inc
	7.24%, 5/ 1/2014	425		349		Telephone - Integrated (2.25%)
	Milacron Escrow Corp					Cincinnati Bell Inc
	11.50%, 5/15/2011 (a)	230		169		7.25%, 7/15/2013	1,250		1,206
Regency Energy Partners LP/Regency Energy						Citizens Communications Co
	Finance Corp					6.25%, 1/15/2013	1,000		950
	8.38%, 12/15/2013	1,510		1,540		Level 3 Financing Inc
	Universal City Development Partners					9.25%, 11/ 1/2014	1,210		1,101
	11.75%, 4/ 1/2010	1,000		1,020		Qwest Capital Funding Inc
	Vanguard Health Holding Co II LLC					7.00%, 8/ 3/2009	250		248
	9.00%, 10/ 1/2014	1,000		975		Qwest Communications International Inc

				11,074		6.18%, 2/15/2009 (e)	500		495

Steel	- Producers (0.96%)					Sprint Capital Corp
	AK Steel Corp					6.90%, 5/ 1/2019	2,020		1,722
	7.75%, 6/15/2012	875		897		6.88%, 11/15/2028	1,845		1,462
	Claymont Steel Holdings Inc					Sprint Nextel Corp
	8.88%, 2/15/2015	500		572		6.00%, 12/ 1/2016	5,400		4,549
	Metals USA Holdings Corp					Virgin Media Finance PLC
	8.79%, 7/ 1/2012 (e)	2,560		2,349		8.75%, 4/15/2014	1,750		1,632
	Steel Dynamics Inc					9.13%, 8/15/2016	1,761		1,629
	7.38%, 11/ 1/2012	3,700		3,663		Windstream Corp

				7,481		8.13%, 8/ 1/2013	1,000		1,010

						8.63%, 8/ 1/2016	1,525		1,544

Steel	- Specialty (0.54%)								17,548

	California Steel Industries Inc
	6.13%, 3/15/2014	1,870		1,618		Television (1.36%)
						Allbritton Communications Co
						7.75%, 12/15/2012	1,000		920

			Schedule of Investments
			High Yield Fund I
			July 31, 2008 (unaudited)

	Principal						Principal
	Amount		Value				Amount		Value
	(000	's)	(000	's)			(000	's)	(000	's)

BONDS (continued)						BONDS (continued)
Television (continued)						Wire & Cable Products (continued)
LIN Television Corp						Superior Essex Communications LLC/Essex
6.50%, 5/15/2013 (a)	$1,990		$1,731			Group
6.50%, 5/15/2013	2,245		1,953			9.00%, 4/15/2012	$735		$750

Videotron Ltee									2,151

6.88%, 1/15/2014	2,470		2,384			Wireless Equipment (0.27%)
9.13%, 4/15/2018 (b)	3,490		3,638			American Tower Corp

			10,626			7.13%, 10/15/2012	2,095		2,132

Theaters (0.56%)						TOTAL BONDS		$723,480

AMC Entertainment Inc					SENIOR FLOATING RATE INTERESTS (4.25%)
8.63%, 8/15/2012	3,480		3,567			Airlines (0.10%)
11.00%, 2/ 1/2016	300		304			Delta Air Lines Inc, Term Loan
Cinemark Inc						4.76%, 4/30/2012 (e)	990		816
0.00%, 3/15/2014 (e)(f)	500		475

			4,346		Auto	- Car & Light Trucks (0.10%)

Tobacco (0.16%)						Ford Motor Co, Term Loan B
Alliance One International Inc						5.46%, 12/15/2013 (e)	948		745
11.00%, 5/15/2012	1,250		1,278
						Building & Construction Products -
						Miscellaneous (0.24%)
Transport - Marine (0.33%)						Associated Materials, Term Loan X1
Navios Maritime Holdings Inc						4.96%, 8/29/2010 (e)	2,000		1,840
9.50%, 12/15/2014	1,000		977
Ultrapetrol Bahamas Ltd						Casino Hotels (0.10%)
9.00%, 11/24/2014	1,750		1,619		Fontainebleau Las Vegas Holdings LLC, Term

			2,596			Loan

						5.92%, 6/ 6/2014 (e)	1,000		808
Transport - Rail (0.22%)
Kansas City Southern de Mexico SA de CV						Cellular Telecommunications (0.25%)
9.38%, 5/ 1/2012	1,300		1,342			Alltel Holdings Corp, Term Loan B
7.63%, 12/ 1/2013	200		196			5.21%, 5/31/2015 (e)	993		990
7.38%, 6/ 1/2014	194		187			MetroPCS Wireless Inc, Term Loan B

			1,725			4.99%, 11/ 3/2013 (e)	995		947

Transport - Services (0.28%)									1,937

Bristow Group Inc						Chemicals - Diversified (0.16%)
7.50%, 9/15/2017	800		788			Lyondell Chemical, Term Loan U1
PHI Inc						0.00%, 12/20/2014 (e)(h)	1,500		1,250
7.13%, 4/15/2013	1,500		1,417

			2,205			Chemicals - Other (0.05%)

Transport - Truck (0.08%)						BOC Edwards, Term Loan
						0.00%, 5/13/2014 (e)(h)	439		369
Quality Distribution LLC/QD Capital Corp
7.29%, 1/15/2012 (c)(e)	1,000		595
						Commercial Services (0.18%)
Vitamins & Nutrition Products (0.06%)						Aramark Corp, Term Loan B
						4.59%, 1/26/2014 (e)	1,500		1,429
NBTY Inc
7.13%, 10/ 1/2015	500		470
					Consumer Products - Miscellaneous (0.14%)
Wire & Cable Products (0.28%)						Spectrum Brands Inc, Term Loan B
						6.28%, 3/30/2013 (e)	776		709
Coleman Cable Inc
9.88%, 10/ 1/2012	550		505			6.79%, 4/30/2013 (e)	417		382

General Cable Corp									1,091

5.17%, 4/ 1/2015 (e)	750		660
7.13%, 4/ 1/2017	250		236

				Schedule of Investments
				High Yield Fund I
				July 31, 2008 (unaudited)

		Principal					Principal
		Amount		Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

SENIOR FLOATING RATE INTERESTS (continued)						SENIOR FLOATING RATE INTERESTS (continued)
Data Processing & Management (0.20%)						Paper & Related Products (continued)
First Data Corporation, Term Loan B						NewPage Corp, Term Loan B
5.55%, 9/24/2014 (e)		$1,739		$1,597		6.56%, 11/ 1/2014 (e)	$746		$736

									2,124

Diversified Manufacturing Operations (0.19%)
Clarke American Corp, Term Loan						Publishing - Periodicals (0.05%)
5.30%, 5/ 1/2014 (e)		290		239		Idearc Inc, Term Loan B
Clarke American Corp, Term Loan B						4.79%, 11/17/2014 (e)	497		369
5.34%, 4/ 1/2014 (e)		1,206		995
						Retail - Restaurants (0.10%)
Jacuzzi Brands Inc, Term Loan B
2.70%, 2/ 7/2014 (c)(e)		24		18		OSI Restaurant, Term Loan B
						5.00%, 5/ 9/2014 (e)	891		745
5.29%, 8/ 7/2014 (e)		274		204

						2.60%, 6/14/2014 (e)	71		60

				1,456

									805

Electric - Integrated (0.39%)
						Special Purpose Entity (0.12%)
Texas Competitive Electric Holdings Company,
Term Loan						Vanguard Health Holding Co II, Term Loan
6.17%, 8/ 7/2014 (e)		499		467		5.05%, 9/23/2011 (e)	995		956
Texas Competitive Electric Holdings Company,
Term Loan B2						Television (0.30%)
6.48%, 8/ 7/2014 (e)		308		289		Newport Television, Term Loan
Texas Competitive Electric Holdings Company,						8.00%, 9/14/2016 (e)	1,624		1,524
Term Loan B3						Univision Communications Inc, Term Loan
7.40%, 10/10/2014 (e)		2,427		2,272		5.05%, 3/29/2009	940		764

				3,028		4.71%, 9/20/2014 (e)	60		49

Electric Products - Miscellaneous (0.06%)									2,337

TPF Generation Holdings/Tenaska LLC, Term						Transport - Rail (0.10%)
Loan						RailAmerica Inc, Term Loan
0.00%, 12/15/2014 (e)		500		447		6.79%, 7/ 1/2009 (e)	750		746

						TOTAL SENIOR FLOATING RATE INTERESTS	$33,167

Electronic Components - Semiconductors (0.11%)
Freescale Semiconductor Inc, Term Loan B						REPURCHASE AGREEMENTS (6.39%)
4.22%, 11/29/2013 (e)		997		897		Money Center Banks (6.39%)
						Deutsche Bank Repurchase Agreement;
Independent Power Producer (0.64%)						2.18% dated 07/31/08 maturing 08/01/08
Calpine Corp, Term Loan						(collateralized by U.S. Government
5.69%, 3/29/2009 (e)		3,941		3,700		Agency Issues; $50,520,000; 0.00% -
NRG Energy Inc, Term Loan B						6.625%; dated 08/01/08 - 07/15/16) (i)	$50,124		$49,822

4.30%, 2/ 1/2013 (e)		900		858		TOTAL REPURCHASE AGREEMENTS	$49,822

2.70%, 6/ 8/2014 (e)		441		420		Total Investments	$806,469

				4,978		Liabilities in Excess of Other Assets, Net - (3.40)%			(26,485)

Miscellaneous Manufacturers (0.16%)						TOTAL NET ASSETS - 100.00%	$779,984

Polymer Group Inc, Term Loan B
5.04%, 11/22/2012 (e)		1,397		1,285

Music	(0.24%)
WMG Acquisition Corp, Term Loan
4.71%, 2/28/2011 (e)		1,993		1,857

Paper & Related Products (0.27%)
Abitibi-Consolidated Co of Canada, Term Loan
B
11.50%, 3/31/2009 (e)		1,390		1,388

Schedule of Investments High Yield Fund I July 31, 2008 (unaudited)

(a)	Security or a portion of the security was on loan at the end of the period.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $134,152 or 17.20% of net assets.
(c) Security is Illiquid
(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,396 or 0.44% of net assets.
(e) Variable Rate
(f) Non-Income Producing Security
(g) Security purchased on a when-issued basis.
(h)	This Senior Floating Rate Note will settle after July 31, 2008, at which time the interest rate will be determined.
(i)	Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$3,340
Unrealized Depreciation	(48,328)

Net Unrealized Appreciation (Depreciation)	(44,988)
Cost for federal income tax purposes	851,457
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Communications	16.85%
Energy	16.38%
Consumer, Non-cyclical	15.28%
Financial	12.41%
Consumer, Cyclical	12.25%
Industrial	11.96%
Utilities	9.61%
Basic Materials	5.90%
Technology	2.30%
Diversified	0.46%
Liabilities in Excess of Other Assets, Net	(3.40%)

TOTAL NET ASSETS	100.00%

				Schedule of Investments
				Income Fund
				July 31, 2008 (unaudited)

							Principal
		Shares		Value			Amount		Value
		Held		(000	's)		(000	's)	(000	's)

COMMON STOCKS (0.20%)						BONDS (continued)
Cable TV (0.19%)						Casino Services (0.88%)
Time Warner Cable Inc (a)(b)		80,164		$2,280		OED Corp/Diamond Jo LLC
						8.75%, 4/15/2012	$12,000		$10,200
Special Purpose Entity (0.01%)
Adelphia Recovery Trust (b)(c)		658,740		105		Cellular Telecommunications (0.72%)

TOTAL COMMON STOCKS			$2,385			Vodafone Group PLC

						7.75%, 2/15/2010	8,000		8,363
PREFERRED STOCKS (0.82%)
Finance - Investment Banker & Broker (0.38%)						Commercial Banks (0.96%)
Lehman Brothers Holdings Inc (a)		280,000		4,418		US Bank NA/Cincinnati OH
						6.38%, 8/ 1/2011	5,000		5,221
Finance - Mortgage Loan/Banker (0.44%)						4.95%, 10/30/2014	6,000		5,926

Freddie Mac 8.38%; Series Z		300,000		5,085					11,147

TOTAL PREFERRED STOCKS			$9,503			Containers - Paper & Plastic (0.33%)

		Principal				Sealed Air Corp
		Amount		Value		5.63%, 7/15/2013 (e)	4,000		3,878
		(000	's)	(000	's)

BONDS	(63.90%)					Cruise Lines (0.93%)
Aerospace & Defense (0.29%)						Royal Caribbean Cruises Ltd
Lockheed Martin Corp						8.75%, 2/ 2/2011	4,000		3,940
7.75%, 5/ 1/2026		$3,000		3,354		6.88%, 12/ 1/2013 (a)	6,000		5,250
						7.25%, 3/15/2018	2,000		1,660

Auto	- Medium & Heavy Duty Trucks (0.42%)								10,850

New Flyer Industries Ltd
14.00%, 8/19/2020 (c)(d)(e)		4,850		4,879		Electric - Integrated (11.81%)
						Arizona Public Service Co
Cable TV (2.79%)						6.50%, 3/ 1/2012	5,000		5,051
Comcast Cable Communications Inc						Dominion Resources Inc/VA
7.13%, 6/15/2013		7,000		7,396		5.00%, 3/15/2013	10,000		9,829
Comcast Cable Communications LLC						Exelon Generation Co LLC
6.20%, 11/15/2008		550		552		6.20%, 10/ 1/2017	9,000		8,772
Comcast Cable Holdings LLC						Florida Power Corp
7.88%, 8/ 1/2013		2,000		2,153		5.90%, 3/ 1/2033	8,000		7,474
Comcast Corp						6.35%, 9/15/2037	2,000		1,990
6.95%, 8/15/2037		3,000		2,889		Illinois Power Co
COX Communications Inc						7.50%, 6/15/2009	9,000		9,146
6.75%, 3/15/2011		8,000		8,252		Metropolitan Edison Co
6.45%, 12/ 1/2036 (e)		4,000		3,716		4.95%, 3/15/2013	7,000		6,769
Frontiervision						Mirant Americas Generation LLC
0.00%, 9/15/2008 (b)(c)		2,500		75		8.50%, 10/ 1/2021	15,000		13,350
Frontiervision Operating PRT						Nisource Finance Corp
0.00%, 10/15/2006 (b)(c)		2,000		-		6.15%, 3/ 1/2013	5,000		4,909
Time Warner Cable Inc						5.40%, 7/15/2014	5,000		4,692
6.55%, 5/ 1/2037		6,000		5,524		5.25%, 9/15/2017	2,000		1,764
7.30%, 7/ 1/2038		2,000		2,000		Ohio Edison Co

				32,557		5.45%, 5/ 1/2015	5,000		4,657

						Ohio Power Co
Casino Hotels (0.66%)						5.50%, 2/15/2013	5,000		4,966
Harrah's Operating Co Inc						Oncor Electric Delivery Co
6.50%, 6/ 1/2016		6,000		2,700		7.00%, 9/ 1/2022	11,000		10,613
Mandalay Resort Group						Pacific Gas & Electric Co
7.00%, 11/15/2036		5,000		5,000		4.20%, 3/ 1/2011	10,250		10,175

				7,700		6.05%, 3/ 1/2034	2,000		1,887

			Schedule of Investments
			Income Fund
			July 31, 2008 (unaudited)

		Principal						Principal
		Amount	Value					Amount	Value
	(000	's)	(000	's)			(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Electric - Integrated (continued)					Finance - Investment Banker & Broker
Pacificorp					(continued)
4.95%, 8/15/2014	$7,500		$7,335		Morgan Stanley (continued)
5.25%, 6/15/2035 (a)	5,000		4,218			6.25%, 8/ 9/2026	$7,000		$5,989

PPL Energy Supply LLC									73,934

6.40%, 11/ 1/2011	5,000		5,054		Finance - Leasing Company (0.09%)
Public Service Co of New Mexico					DVI Inc
4.40%, 9/15/2008	2,000		1,996		0.00%, 2/ 1/2004 (b)(c)(d)		8,125		975
Southwestern Electric Power Co					0.00%, 2/ 1/2004 (b)(c)(d)		400		48

5.38%, 4/15/2015	6,500		6,182						1,023

Texas-New Mexico Power Co
6.25%, 1/15/2009	6,845		6,842		Food	- Miscellaneous/Diversified (0.90%)

			137,671		Corn Products International Inc

						8.45%, 8/15/2009	10,200		10,530
Electronics - Military (0.09%)
Lockheed Martin Tactical Systems Inc					Food	- Retail (0.44%)
7.63%, 6/15/2025	1,000		1,100		Safeway Inc
						7.50%, 9/15/2009	5,000		5,152
Finance - Commercial (0.55%)
CIT Group Inc					Forestry (0.12%)
5.00%, 2/ 1/2015	2,000		1,428		Weyerhaeuser Co
5.40%, 1/30/2016	7,000		4,985			7.38%, 3/15/2032	1,500		1,431

			6,413

					Gas	- Distribution (0.79%)
Finance - Consumer Loans (0.55%)					Sempra Energy
American General Finance Corp						6.00%, 2/ 1/2013	9,000		9,222
4.63%, 5/15/2009	6,500		6,400
					Medical - Drugs (0.51%)
Finance - Credit Card (0.63%)					Elan Finance PLC/Elan Finance Corp
FIA Card Services NA						7.75%, 11/15/2011	6,250		5,984
7.13%, 11/15/2012	5,000		5,279
MBNA Corp					Medical - Hospitals (1.66%)
7.50%, 3/15/2012	2,000		2,116		HCA Inc

			7,395			9.25%, 11/15/2016	6,000		6,180

Finance - Investment Banker & Broker (6.34%)						7.50%, 11/ 6/2033	1,700		1,301
Citigroup Inc					Tenet Healthcare Corp
5.85%, 8/ 2/2016	12,000		11,390			6.38%, 12/ 1/2011	12,000		11,820

8.40%, 4/29/2049	2,000		1,713						19,301

Goldman Sachs Group Inc/The					Medical - Wholesale Drug Distribution (0.89%)
6.60%, 1/15/2012	10,000		10,363		Cardinal Health Inc
5.35%, 1/15/2016	2,000		1,877			6.75%, 2/15/2011	10,000		10,352
Jefferies Group Inc
7.75%, 3/15/2012	7,500		7,590		Metal	- Diversified (0.98%)
6.25%, 1/15/2036	5,000		3,559		Xstrata Canada Corp
JPMorgan Chase & Co						6.00%, 10/15/2015	12,000		11,472
5.13%, 9/15/2014	12,000		11,315
7.90%, 4/29/2049 (f)	5,000		4,625		MRI	- Medical Diagnostic Imaging (0.96%)
Merrill Lynch & Co Inc					Alliance Imaging Inc
6.00%, 2/17/2009	5,000		4,980			7.25%, 12/15/2012	12,000		11,220
5.00%, 1/15/2015	3,000		2,627
6.50%, 7/15/2018	2,000		1,804		Multi	-Line Insurance (0.51%)
					Farmers Insurance Exchange
6.75%, 6/ 1/2028	2,000		1,641		6.00%, 8/ 1/2014 (e)		6,000		5,952
Morgan Stanley
4.75%, 4/ 1/2014	5,000		4,461

				Schedule of Investments
				Income Fund
				July 31, 2008 (unaudited)

			Principal					Principal
			Amount	Value				Amount		Value
		(000	's)	(000	's)			(000	's)	(000	's)

	BONDS (continued)						BONDS (continued)
	Multimedia (1.14%)						Pipelines (continued)
	Historic TW Inc						Tennessee Gas Pipeline Co
	9.15%, 2/ 1/2023	$5,260		$5,892			8.38%, 6/15/2032	$2,000		$2,191

	News America Inc									38,705

	6.40%, 12/15/2035	8,000		7,412

							Publishing - Books (0.90%)
				13,304

							Reed Elsevier Capital Inc
Non	-Hazardous Waste Disposal (1.46%)						6.75%, 8/ 1/2011	10,000		10,489
	Allied Waste North America Inc
	7.88%, 4/15/2013	1,000		1,018			Regional Banks (3.33%)
	7.25%, 3/15/2015 (a)	9,000		8,887			Bank of America Corp
	Waste Management Inc						5.42%, 3/15/2017	5,000		4,477
	6.88%, 5/15/2009	3,450		3,513			6.80%, 3/15/2028	670		630
	7.38%, 8/ 1/2010	3,500		3,607			8.00%, 12/29/2049 (f)	4,000		3,690

				17,025			8.13%, 12/29/2049 (f)	7,000		6,511

							Bank One Corp
Oil Company - Exploration & Production (0.93%)							10.00%, 8/15/2010	400		429
	OPTI Canada Inc
	7.88%, 12/15/2014	6,000		5,955			FleetBoston Financial Corp
							6.88%, 1/15/2028	995		926
	XTO Energy Inc
	6.75%, 8/ 1/2037	5,000		4,840			Wachovia Corp

							7.98%, 2/28/2049 (f)	15,000		11,527
				10,795			Wells Fargo & Co

	Oil Company - Integrated (1.53%)						4.63%, 4/15/2014	11,000		10,654

	Petro-Canada									38,844

	4.00%, 7/15/2013	3,000		2,826
							Reinsurance (0.21%)
	9.25%, 10/15/2021	8,500		10,156			Aspen Insurance Holdings Ltd
	6.80%, 5/15/2038	5,000		4,841			6.00%, 8/15/2014	2,500		2,386

				17,823

	Oil Refining & Marketing (0.94%)					REITS	- Healthcare (3.15%)
	Tesoro Corp						HCP Inc
	6.25%, 11/ 1/2012	12,000		10,950			6.45%, 6/25/2012	3,000		2,853
							6.00%, 3/ 1/2015	1,750		1,547
	Pharmacy Services (0.28%)						7.07%, 6/ 8/2015	2,250		2,136
	Omnicare Inc						Health Care REIT Inc
	6.13%, 6/ 1/2013	3,500		3,211			6.00%, 11/15/2013	8,000		7,676
							6.20%, 6/ 1/2016	3,000		2,755
Physical Therapy & Rehabilitation Centers (0.78%)							Healthcare Realty Trust Inc
	Healthsouth Corp						8.13%, 5/ 1/2011	7,500		7,729
	10.75%, 6/15/2016 (a)	8,500		9,095			5.13%, 4/ 1/2014	1,000		890
							Nationwide Health Properties Inc
	Pipelines (3.32%)						6.00%, 5/20/2015	12,000		11,164

	El Paso Natural Gas Co									36,750

	7.50%, 11/15/2026	10,000		9,943
	Energy Maintenance Services Group LLC					REITS	- Office Property (0.82%)
	11.50%, 3/ 1/2014 (c)(d)	12,299		11,069			Arden Realty LP
	Energy Maintenance Services Group LLC -						5.20%, 9/ 1/2011	3,000		3,007
	Rights						5.25%, 3/ 1/2015	7,000		6,601

	0.00%, 3/ 1/2014 (b)(c)(d)	48		1						9,608

	Enterprise Products Operating LP
	6.38%, 2/ 1/2013	6,000		6,159		REITS	- Shopping Centers (0.83%)
	Express Pipeline LP						Developers Diversified Realty Corp
	7.39%, 12/31/2017 (e)	4,514		5,079			4.63%, 8/ 1/2010	10,000		9,630
	Southern Natural Gas Co
	8.00%, 3/ 1/2032	4,000		4,263

				Schedule of Investments
				Income Fund
				July 31, 2008 (unaudited)

		Principal					Principal
		Amount		Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)						CONVERTIBLE BONDS (1.99%)
REITS	- Storage (0.76%)					Containers - Paper & Plastic (0.59%)
Shurgard Storage Centers LLC						Sealed Air Corp
5.88%, 3/15/2013		$9,000		$8,805		3.00%, 6/30/2033 (e)(f)	$7,250		$6,887

Retail - Regional Department Store (0.84%)						Pharmacy Services (0.32%)
Neiman Marcus Group Inc/The						Omnicare Inc
10.38%, 10/15/2015 (a)		10,000		9,800		3.25%, 12/15/2035	5,000		3,738

Savings & Loans - Thrifts (0.28%)						Therapeutics (1.08%)
Washington Mutual Preferred Funding LLC						CV Therapeutics Inc
9.75%, 10/29/2049 (e)		7,000		3,220		3.25%, 8/16/2013	17,000		12,622

						TOTAL CONVERTIBLE BONDS	$23,247

Special Purpose Entity (1.71%)
CCM Merger Inc						U.S. GOVERNMENT & GOVERNMENT AGENCY
8.00%, 8/ 1/2013 (e)		11,000		8,937		OBLIGATIONS (31.33%)
						Federal Home Loan Mortgage Corporation
CDX North America High Yield						(FHLMC) (15.88%)
7.63%, 6/29/2012 (e)		11,880		10,930		5.50%, 11/ 1/2017	3,768		3,808

				19,867		5.50%, 1/ 1/2018	1,233		1,246

Telecommunication Equipment - Fiber Optics (1.04%)						5.00%, 4/ 1/2018	7,207		7,147
Corning Inc						5.00%, 9/ 1/2019	9,599		9,500
5.90%, 3/15/2014		12,000		12,080		6.50%, 1/ 1/2029	381		395
						6.50%, 5/ 1/2029	472		490
Telecommunication Services (1.51%)						6.50%, 6/ 1/2029	341		354
Qwest Corp						6.50%, 6/ 1/2029	1,080		1,120
8.88%, 3/15/2012 (f)		8,000		7,980
						6.50%, 8/ 1/2029	421		437
Telus Corp
8.00%, 6/ 1/2011		9,000		9,586		6.00%, 3/ 1/2031	338		342

				17,566		5.50%, 5/ 1/2031	1,728		1,702

						7.00%, 1/ 1/2032	584		614
Telephone - Integrated (0.45%)						6.00%, 5/ 1/2032	1,942		1,964
Deutsche Telekom International Finance BV						5.00%, 5/ 1/2033	13,762		13,151
8.50%, 6/15/2010 (f)		5,000		5,279
						4.50%, 8/ 1/2033	10,378		9,579
Toys	(0.09%)					4.50%, 8/ 1/2033	9,163		8,458
Mattel Inc						4.50%, 8/ 1/2033	14,708		13,575
7.30%, 6/13/2011		1,000		1,045		5.50%, 6/ 1/2035	17,921		17,579
						5.00%, 11/ 1/2035	16,111		15,356
Transport - Rail (0.86%)						5.50%, 1/ 1/2036	19,412		19,042
Norfolk Southern Corp						5.00%, 2/ 1/2036	18,215		17,361
6.20%, 4/15/2009		5,000		5,069		5.50%, 4/ 1/2036	16,175		15,839
Union Pacific Corp						6.00%, 6/ 1/2038	25,872		26,033

3.88%, 2/15/2009		5,000		4,993

									185,092

				10,062

						Federal National Mortgage Association (FNMA) (4.11%)
Transport - Services (0.94%)
						7.45%, 6/ 1/2016	141		152
Trailer Bridge Inc
9.25%, 11/15/2011		12,000		10,919		5.00%, 1/ 1/2018	3,649		3,624

TOTAL BONDS			$744,738			6.50%, 9/ 1/2028	94		98

						6.50%, 11/ 1/2028	107		111
SENIOR FLOATING RATE INTERESTS (0.20%)						7.00%, 1/ 1/2030	33		35
Commercial Services (0.20%)						6.50%, 5/ 1/2031	436		451
Quintiles Transnational, Term Loan Lien 2						6.00%, 4/ 1/2032	1,106		1,118
6.81%, 3/31/2014 (f)		2,500		2,363

						6.50%, 4/ 1/2032	1,320		1,365
TOTAL SENIOR FLOATING RATE INTERESTS			$2,363			6.50%, 5/ 1/2032	1,250		1,293

						5.00%, 10/ 1/2032	3,672		3,513

			Schedule of Investments
			Income Fund
			July 31, 2008 (unaudited)

	Principal				(a)	Security or a portion of the security was on loan at the end of the period.
	Amount		Value		(b) Non-Income Producing Security
	(000	's)	(000	's)	(c)	Market value is determined in accordance with procedures established in

					good faith by the Board of Directors. At the end of the period, the value
U.S. GOVERNMENT & GOVERNMENT AGENCY					of these securities totaled $17,152 or 1.47% of net assets.
OBLIGATIONS (continued)					(d) Security is Illiquid
Federal National Mortgage Association (FNMA)
(continued)					(e)	Security exempt from registration under Rule 144A of the Securities Act
5.50%, 3/ 1/2033	$5,128		$5,049		of 1933. These securities may be resold in transactions exempt from
					registration, normally to qualified institutional buyers. Unless otherwise
5.50%, 6/ 1/2033	15,165		14,948		indicated, these securities are not considered illiquid. At the end of the
5.50%, 2/ 1/2035	16,406		16,108		period, the value of these securities totaled $53,478 or 4.59% of net

			47,865		assets.

					(f) Variable Rate
Government National Mortgage Association					(g)	Security was purchased with the cash proceeds from securities loans.
(GNMA) (0.24%)
7.00%, 6/20/2031	289		307
6.00%, 5/20/2032 (f)	2,471		2,502		Unrealized Appreciation (Depreciation)

					The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			2,809		of investments held by the fund as of the period end were as follows:

U.S. Treasury (11.10%)
4.25%, 8/15/2014 (a)	4,000		4,186		Unrealized Appreciation	$13,609
4.13%, 5/15/2015 (a)	18,000		18,683		Unrealized Depreciation	(69,823)

5.13%, 5/15/2016 (a)	18,000		19,679		Net Unrealized Appreciation (Depreciation)	(56,214)
4.50%, 5/15/2017 (a)	30,000		31,301		Cost for federal income tax purposes	1,309,135
4.50%, 2/15/2036	32,000		31,383		All dollar amounts are shown in thousands (000's)
5.00%, 5/15/2037 (a)	20,000		21,248
					Portfolio Summary (unaudited)

4.38%, 2/15/2038 (a)	3,000		2,891

			129,371		Sector	Percent

					Financial	30.15%

TOTAL U.S. GOVERNMENT & GOVERNMENT					Mortgage Securities	20.23%
AGENCY OBLIGATIONS	$365,137				Utilities	12.60%

					Government	11.54%
REPURCHASE AGREEMENTS (9.06%)					Communications	8.74%
Money Center Banks (9.06%)					Consumer, Non-cyclical	8.03%
Deutsche Bank Repurchase Agreement;					Energy	6.71%
2.18% dated 07/31/08 maturing 08/01/08					Industrial	4.57%
(collateralized by U.S. Government					Consumer, Cyclical	3.82%
Agency Issues; $101,987,000; 0.00% -					Basic Materials	1.11%
6.625%; dated 08/01/08 - 07/15/16) (g)	$101,187		$100,578		Liabilities in Excess of Other Assets, Net	(7.50%)

Investment in Joint Trading Account; Bank					TOTAL NET ASSETS	100.00%

of America Repurchase Agreement; 2.12%
dated 07/31/2008 maturing 08/01/2008
(collateralized by Sovereign Agency
Issues; $2,559,000; 2.20%; dated 01/23/09)	2,485		2,485
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
2.16% dated 07/31/2008 maturing
08/01/2008 (collateralized by Sovereign
Agency Issues; $2,559,000; 2.75% -
4.52%; dated 09/14/10 - 04/15/14)	2,485		2,485

			105,548

TOTAL REPURCHASE AGREEMENTS	$105,548

Total Investments	$1,252,921
Liabilities in Excess of Other Assets, Net - (7.50)%			(87,421)

TOTAL NET ASSETS - 100.00%	$1,165,500

				Schedule of Investments
				Inflation Protection Fund
				July 31, 2008 (unaudited)

		Principal							Principal
		Amount		Value					Amount	Value
		(000	's)	(000	's)			(000	's)	(000	's)

BONDS	(58.72%)						BONDS (continued)
Appliances (0.10%)							Asset Backed Securities (continued)
Whirlpool Corp						Long Beach Mortgage Loan Trust (continued)
3.28%, 6/15/2009 (a)		$500		$499			2.63%, 12/25/2036 (a)	$2,200		$1,079
							Merrill Lynch Mortgage Investors Inc
Asset Backed Securities (9.16%)							2.69%, 2/25/2037 (a)	2,000		1,042
Ameriquest Mortgage Securities Inc							Morgan Stanley ABS Capital I
2.77%, 4/25/2034 (a)(b)		380		305			2.64%, 2/25/2036 (a)	1,700		1,489
Argent Securities Inc							SACO I Inc
2.58%, 4/25/2036 (a)(b)		742		736			2.60%, 9/25/2036 (a)(b)	906		212
2.61%, 7/25/2036 (a)(b)		3,000		2,245			SLM Student Loan Trust
Carrington Mortgage Loan Trust							2.93%, 6/15/2016 (a)	61		60
2.69%, 12/25/2035 (a)(b)		244		240			2.84%, 3/15/2017 (a)	1,292		1,274
2.74%, 12/25/2035 (a)		250		239			Swift Master Auto Receivables Trust
Citigroup Mortgage Loan Trust Inc							2.56%, 6/15/2012 (a)	1,400		1,278
2.61%, 3/25/2037 (a)(b)		2,000		1,871			Wells Fargo Home Equity Trust
3.36%, 7/25/2037 (a)		500		487			2.56%, 3/25/2037 (a)	580		573

Countrywide Asset-Backed Certificates										43,752

3.59%, 12/25/2032 (a)		82		63
						Auto	- Car & Light Trucks (0.83%)
2.83%, 2/25/2036 (a)		323		312			Daimler Finance North America LLC
2.71%, 3/25/2036 (a)(b)		1,650		1,546			3.14%, 3/13/2009 (a)	2,500		2,489
2.71%, 4/25/2036 (a)(b)		6,300		5,890			3.22%, 3/13/2009 (a)(b)	1,500		1,495

2.62%, 2/25/2037 (a)		4,000		3,308						3,984

2.96%, 2/25/2037 (a)(b)		3,000		410
2.63%, 6/25/2037 (a)		2,000		1,213			Automobile Sequential (2.48%)
							AmeriCredit Automobile Receivables Trust
2.59%, 11/25/2037 (a)(b)		2,670		2,245			2.48%, 4/ 6/2012 (a)	900		860
Countrywide Home Equity Loan Trust						AmeriCredit Prime Automobile Receivable Trust
2.70%, 2/15/2036 (a)		444		335			2.84%, 2/ 8/2009 (a)	642		634
Fannie Mae Grantor Trust							Capital Auto Receivables Asset Trust
2.60%, 4/25/2035 (a)(b)		174		146			2.49%, 10/15/2009 (a)	1,017		1,017
2.62%, 6/25/2035 (a)(b)		16		16			2.69%, 3/15/2010 (a)	2,162		2,160
2.61%, 9/25/2035 (a)(b)		72		72			Capital One Auto Finance Trust
Fannie Mae Whole Loan							2.47%, 7/15/2011 (a)	768		746
2.76%, 11/25/2033 (a)(b)		9		8			2.50%, 10/15/2012 (a)	3,953		3,690
First Franklin Mortgage Loan Asset Backed
Certificates							Ford Credit Auto Owner Trust
2.70%, 11/25/2035 (a)(b)		1,500		1,473			5.30%, 6/15/2012	300		284
First Horizon Asset Backed Trust							Hyundai Auto Receivables Trust
2.59%, 10/25/2026 (a)(b)		727		533			2.86%, 1/17/2012 (a)	1,800		1,789
First-Citizens Home Equity Loan LLC							WFS Financial Owner Trust
2.67%, 9/15/2022 (a)(c)		824		636			3.93%, 2/17/2012	673		674

Ford Credit Floorplan Master Owner Trust										11,854

2.91%, 6/15/2011 (a)		500		486			Beverages - Wine & Spirits (0.33%)
GMAC Mortgage Corp Loan Trust							Diageo Finance BV
2.67%, 11/25/2036 (a)(b)		1,287		651			2.92%, 3/30/2009 (a)	1,585		1,583
Indymac Residential Asset Backed Trust
2.65%, 4/25/2037 (a)(b)		4,300		3,876			Brewery (0.26%)
JP Morgan Mortgage Acquisition Corp							SABMiller PLC
2.59%, 11/25/2036 (a)(b)		3,000		1,885			3.09%, 7/ 1/2009 (a)(b)(c)	1,250		1,243
2.61%, 3/25/2037 (a)(b)		2,135		1,673
2.62%, 5/ 1/2037 (a)		3,000		1,890		Building Products - Cement & Aggregate (0.58%)
Long Beach Mortgage Loan Trust							Martin Marietta Materials Inc
2.99%, 6/25/2034 (a)		225		182			2.95%, 4/30/2010 (a)	2,850		2,771
2.61%, 7/25/2036 (a)(b)		3,000		1,773

			Schedule of Investments
			Inflation Protection Fund
			July 31, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Building Products - Wood (0.51%)					Drug Delivery Systems (0.81%)
Masco Corp					Hospira Inc
3.09%, 3/12/2010 (a)	$2,665		$2,459		3.28%, 3/30/2010 (a)	$4,000		$3,845

Cable TV (0.40%)					Electric - Integrated (0.77%)
Comcast Corp					Entergy Gulf States Inc
3.09%, 7/14/2009 (a)(b)	1,000		988		3.08%, 12/ 1/2009 (a)	200		198
DirecTV Holdings LLC/DirecTV Financing Co					Ohio Power Co
8.38%, 3/15/2013	900		929		2.97%, 4/ 5/2010 (a)	1,535		1,502

			1,917		Pepco Holdings Inc

					3.31%, 6/ 1/2010 (a)	1,150		1,134
Cellular Telecommunications (0.51%)
					TECO Energy Inc
US Unwired Inc					4.87%, 5/ 1/2010 (a)	850		829

10.00%, 6/15/2012	500		505
								3,663

Vodafone Group PLC
2.92%, 2/27/2012 (a)(b)	2,000		1,909		Electronic Components - Miscellaneous (0.16%)

			2,414		Jabil Circuit Inc

					5.88%, 7/15/2010	500		488
Commercial Banks (1.05%)
					Sanmina-SCI Corp
American Express Centurion Bank					5.53%, 6/15/2010 (a)(c)	291		288

2.62%, 11/16/2009 (a)	2,000		1,953
								776

Colonial Bank NA/Montgomery AL
8.00%, 3/15/2009	400		403		Electronic Components - Semiconductors (0.17%)
HSBC America Capital Trust I					National Semiconductor Corp
7.81%, 12/15/2026 (c)	100		97		3.03%, 6/15/2010 (a)	850		815
ICICI Bank Ltd
3.33%, 1/12/2010 (a)(c)	500		484		Finance - Auto Loans (0.44%)
M&I Marshall & Ilsley Bank					American Honda Finance Corp
2.95%, 12/ 4/2012 (a)	2,000		1,583		2.89%, 4/20/2010 (a)(c)	850		846
VTB Capital SA					Ford Motor Credit Co LLC
3.38%, 8/ 1/2008 (a)(c)	500		500		5.54%, 1/13/2012 (a)	500		362

			5,020		GMAC LLC

					3.93%, 5/15/2009 (a)	1,000		885

Computers - Memory Devices (0.41%)								2,093

Seagate Technology HDD Holdings
3.63%, 10/ 1/2009 (a)	2,000		1,943		Finance - Commercial (1.18%)
					CIT Group Inc
Credit Card Asset Backed Securities (1.19%)					3.03%, 4/27/2011 (a)	1,000		743
American Express Credit Account Master Trust					2.94%, 2/13/2012 (a)	1,500		1,116
2.69%, 8/15/2011 (a)(c)	1,950		1,931		Textron Financial Corp
2.71%, 9/15/2011 (a)(b)	1,500		1,492		2.77%, 2/25/2011 (a)(b)	4,000		3,794

2.74%, 3/15/2012 (a)	500		492					5,653

2.57%, 9/15/2014 (a)(b)	1,000		906		Finance - Consumer Loans (1.58%)
GE Capital Credit Card Master Note Trust					American General Finance Corp
2.64%, 3/15/2015 (a)	1,000		860		3.00%, 8/17/2011 (a)	600		551

			5,681		HSBC Finance Corp

Diversified Financial Services (0.61%)					3.07%, 4/24/2012 (a)	4,000		3,776
General Electric Capital Corp					John Deere Capital Corp
2.91%, 4/10/2012 (a)	3,000		2,930		3.08%, 10/16/2009 (a)	2,350		2,344
					SLM Corp
Diversified Operations (0.30%)					2.98%, 3/15/2011 (a)(b)	1,000		866

Capmark Financial Group Inc								7,537

3.37%, 5/10/2010 (a)	2,000		1,420
					Finance - Investment Banker & Broker (3.95%)
					Bear Stearns Cos Inc/The
					3.06%, 7/16/2009 (a)	1,500		1,497

				Schedule of Investments
				Inflation Protection Fund
				July 31, 2008 (unaudited)

		Principal					Principal
		Amount		Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

	BONDS (continued)					BONDS (continued)
	Finance - Investment Banker & Broker					Home Equity - Other (continued)
	(continued)					Citigroup Mortgage Loan Trust Inc
	Bear Stearns Cos Inc/The (continued)					2.73%, 10/25/2035 (a)	$899		$880
	2.84%, 11/28/2011 (a)	$1,500		$1,443		First NLC Trust
	Citigroup Funding Inc					2.76%, 9/25/2035 (a)	1,327		1,294
	3.04%, 10/22/2009 (a)	2,800		2,746		2.69%, 12/25/2035 (a)	9		9
	Citigroup Inc					GMAC Mortgage Corp Loan Trust
	2.87%, 5/18/2010 (a)	1,400		1,362		5.75%, 10/25/2036	500		366
	Goldman Sachs Group Inc/The					6.05%, 12/25/2037 (a)	1,580		882
	2.88%, 3/ 2/2010 (a)(b)	1,000		995
						GSAA Trust
	3.00%, 8/ 5/2011 (a)(b)	1,000		966		2.60%, 4/25/2047 (a)	3,025		1,989
	2.96%, 2/ 6/2012 (a)	1,000		951		HSI Asset Securitization Corp Trust
	Lehman Brothers Holdings Inc					2.60%, 1/25/2037 (a)(b)	2,000		1,539
	2.78%, 5/25/2010 (a)(b)	2,000		1,850		Morgan Stanley Home Equity Loans
	3.02%, 1/12/2012 (a)	1,000		860		2.63%, 2/25/2036 (a)	5,000		4,424
	Merrill Lynch & Co Inc					New Century Home Equity Loan Trust
	3.07%, 11/ 1/2011 (a)	2,950		2,603		2.75%, 3/25/2035 (a)(b)	55		47
	2.90%, 6/ 5/2012 (a)(b)	1,000		863		Option One Mortgage Loan Trust
	Morgan Stanley					3.46%, 2/25/2035 (a)(b)	100		82
	3.04%, 1/18/2011 (a)	1,000		941		2.91%, 3/25/2037 (a)(b)	2,000		208
	3.04%, 1/ 9/2012 (a)	1,000		916		Residential Asset Securities Corp
	3.09%, 1/ 9/2014 (a)	1,000		868		2.66%, 5/25/2035 (a)	4		4

				18,861		2.61%, 9/25/2036 (a)(b)	3,300		2,535

	Finance - Leasing Company (0.16%)					Soundview Home Equity Loan Trust
	International Lease Finance Corp					2.64%, 3/25/2036 (a)(b)	843		803
	2.86%, 5/24/2010 (a)(b)	800		751		WAMU Asset-Backed Certificates
						2.63%, 5/25/2037 (a)	2,000		1,551
	Finance - Mortgage Loan/Banker (0.65%)					2.63%, 7/25/2047 (a)	3,000		1,752
	Countrywide Financial Corp					Wells Fargo Home Equity Trust
	3.02%, 3/24/2009 (a)	2,000		1,962		2.75%, 10/25/2035 (a)(c)	187		153

	3.21%, 5/ 7/2012 (a)(b)	1,000		922					26,524

	Fannie Mae					Home Equity - Sequential (0.34%)
	5.08%, 2/17/2009 (a)	200		200		BNC Mortgage Loan Trust

				3,084		2.63%, 7/25/2037 (a)	2,271		1,220

	Finance - Other Services (0.06%)					Countrywide Asset-Backed Certificates
	Alamosa Delaware Inc					5.51%, 8/25/2036	615		400

	8.50%, 1/31/2012	275		270					1,620

						Investment Companies (0.20%)
Food	- Miscellaneous/Diversified (0.30%)					Xstrata Finance Dubai Ltd
	General Mills Inc					3.04%, 11/13/2009 (a)(c)	1,000		978
	2.92%, 1/22/2010 (a)(b)	1,000		984
	Kraft Foods Inc					Life & Health Insurance (0.31%)
	3.22%, 8/11/2010 (a)	450		442		Lincoln National Corp

				1,426		2.90%, 4/ 6/2009 (a)	1,500		1,494

	Home Equity - Other (5.55%)
	ACE Securities Corp					Machinery - Farm (0.19%)
	2.67%, 9/25/2035 (a)(b)	206		204		Case New Holland Inc
	Asset Backed Securities Corp Home Equity					6.00%, 6/ 1/2009	900		895
	2.56%, 7/25/2036 (a)(b)	2,000		1,975
						Medical - Drugs (0.12%)
	Bear Stearns Asset Backed Securities Trust
	2.62%, 8/25/2036 (a)(b)	400		339		Angiotech Pharmaceuticals Inc
						6.43%, 12/ 1/2013 (a)	400		356
	2.65%, 5/25/2037 (a)(b)	4,000		3,506
	2.64%, 6/25/2047 (a)	2,400		1,982

			Schedule of Investments
			Inflation Protection Fund
			July 31, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Medical - Drugs (continued)					Mortgage Backed Securities (continued)
Elan Finance PLC/Elan Finance Corp					Countrywide Home Loan Mortgage Pass
6.81%, 12/ 1/2013 (a)	$250		$228		Through Certificates

			584		2.66%, 4/25/2046 (a)(b)	$1,109		$673

					Credit Suisse Mortgage Capital Certificates
Medical - HMO (0.20%)					6.00%, 9/15/2039 (a)	1,000		783
UnitedHealth Group Inc					CS First Boston Mortgage Securities Corp
2.98%, 6/21/2010 (a)	1,000		966		7.73%, 9/15/2041 (a)	1,025		1,061
					Fannie Mae
Medical - Wholesale Drug Distribution (0.21%)					2.76%, 2/25/2018 (a)	79		79
Cardinal Health Inc					2.76%, 3/25/2018 (a)(b)	446		441
3.05%, 10/ 2/2009 (a)(b)	1,000		984
					2.76%, 10/25/2018 (a)(b)	598		592
Mortgage Backed Securities (13.97%)					2.71%, 11/25/2022 (a)	108		107
Adjustable Rate Mortgage Trust					2.66%, 1/25/2023 (a)	106		104
2.73%, 8/25/2036 (a)(b)	994		283		2.86%, 6/25/2023 (a)(b)	703		689
Banc of America Alternative Loan Trust					2.86%, 2/25/2028 (a)	219		216
2.86%, 6/25/2036 (a)(b)	391		382		2.86%, 5/25/2030 (a)(b)	513		505
Banc of America Commercial Mortgage Inc					2.86%, 5/25/2031 (a)(b)	710		702
6.85%, 4/15/2036	300		309		2.76%, 2/25/2032 (a)	104		103
5.31%, 10/10/2045 (a)	1,000		983		2.66%, 4/25/2034 (a)(b)	657		657
Banc of America Funding Corp					2.71%, 3/25/2035 (a)(b)	238		234
2.74%, 7/20/2036 (a)(b)	1,917		546
					2.68%, 4/25/2035 (a)(b)	711		697
2.64%, 4/25/2037 (a)(b)	4,000		1,744		Fannie Mae Grantor Trust
Bear Stearns Alt-A Trust					2.81%, 5/25/2035 (a)(b)	92		93
2.62%, 11/25/2036 (a)(b)	542		233		Fannie Mae Whole Loan
2.63%, 4/25/2037 (a)	1,458		539		2.61%, 5/25/2035 (a)(b)	103		102
Bear Stearns Asset Backed Securities Trust					2.66%, 5/25/2035 (a)(b)	108		102
2.69%, 4/25/2036 (a)	158		142
					2.71%, 6/25/2044 (a)	32		32
Bear Stearns Commercial Mortgage Securities
Inc					2.91%, 2/25/2047 (a)(b)	86		86
7.00%, 5/20/2030	553		572		Freddie Mac
Bella Vista Mortgage Trust					2.76%, 5/15/2017 (a)(b)	443		440
2.76%, 1/22/2045 (a)	1,253		1,142		2.76%, 2/15/2018 (a)(b)	437		432
2.71%, 5/20/2045 (a)	986		662		2.76%, 6/15/2018 (a)(b)	460		455
Chase Mortgage Finance Corp					2.71%, 3/15/2023 (a)(b)	267		263
5.02%, 7/25/2037 (a)	495		479		2.91%, 6/15/2023 (a)	111		109
Citigroup/Deutsche Bank Commercial					2.86%, 7/15/2023 (a)(b)	3,777		3,696
Mortgage Trust					2.81%, 7/15/2028 (a)(b)	568		562
0.43%, 10/15/2048 (a)	37,905		688		2.86%, 1/15/2030 (a)(b)	658		647
0.05%, 12/11/2049 (a)(c)	12,758		95		2.81%, 2/15/2030 (a)	43		43
0.38%, 12/11/2049 (a)(c)	8,153		163		2.66%, 4/15/2030 (a)	134		131
Commercial Mortgage Load Trust
6.22%, 9/10/2017 (a)	600		570		2.81%, 5/15/2030 (a)	107		105
Countrywide Alternative Loan Trust					2.86%, 9/15/2033 (a)(b)	380		373
2.88%, 12/25/2035 (a)(b)	471		249		2.76%, 10/15/2034 (a)	161		160
2.63%, 6/25/2036 (a)(b)	3,000		1,290		G-Force LLC
2.74%, 6/25/2036 (a)(b)	1,105		300		2.76%, 12/25/2039 (a)(b)(c)	1,000		730
2.52%, 11/25/2036 (a)	226		223		Ginnie Mae
					1.57%, 10/16/2012 (a)	4,057		114
2.72%, 7/25/2046 (a)(b)	2,100		589		4.51%, 10/16/2028 (a)	714		715
2.67%, 5/25/2047 (a)	4,088		1,628		2.81%, 10/20/2031 (a)	197		195
Countrywide Asset-Backed Certificates
2.73%, 1/25/2036 (a)(b)	207		195		0.85%, 3/16/2047 (a)	5,719		306
					Greenpoint Mortgage Funding Trust
					2.77%, 10/25/2045 (a)	1,065		799

			Schedule of Investments
			Inflation Protection Fund
			July 31, 2008 (unaudited)

	Principal							Principal
	Amount		Value					Amount	Value
	(000	's)	(000	's)			(000	's)	(000	's)

BONDS (continued)						BONDS (continued)
Mortgage Backed Securities (continued)						Mortgage Backed Securities (continued)
Greenwich Capital Commercial Funding Corp					Wachovia Bank Commercial Mortgage Trust
0.32%, 3/10/2039 (a)(c)	$54,780		$960			0.48%, 12/15/2043 (a)(c)	$27,498		$745
5.44%, 3/10/2039 (a)	2,000		1,825			4.52%, 5/15/2044	2,680		2,645
GSC Capital Corp Mortgage Trust						WaMu Mortgage Pass Through Certificates
2.72%, 2/25/2036 (a)	654		488			3.10%, 12/25/2027 (a)(b)	933		812
GSR Mortgage Loan Trust						5.93%, 9/25/2036 (a)	187		175
2.72%, 8/25/2046 (a)	213		77			6.07%, 9/25/2036 (a)(b)	213		202
Homebanc Mortgage Trust						5.70%, 6/25/2037 (a)	1,786		1,528
2.80%, 1/25/2036 (a)(b)	1,077		816			2.98%, 7/25/2044 (a)	88		84
Impac CMB Trust						2.83%, 1/25/2045 (a)(b)	194		88
3.44%, 10/25/2034 (a)	52		38
						2.84%, 11/25/2045 (a)(b)	793		740
4.01%, 10/25/2034 (a)(b)	115		54
						2.68%, 8/25/2046 (a)	1,000		847
2.77%, 4/25/2035 (a)	299		131
						Washington Mutual Alternative Mortgage
2.97%, 8/25/2035 (a)	67		32			2.74%, 6/25/2046 (a)(b)	716		214
3.11%, 8/25/2035 (a)	58		25			2.64%, 1/25/2047 (a)	3,451		1,260

2.71%, 4/25/2037 (a)	1,671		1,145						66,700

Impac Secured Assets CMN Owner Trust
2.63%, 9/25/2036 (a)	1,500		809		Multi	-Line Insurance (0.29%)
2.62%, 3/25/2037 (a)(b)	1,600		547			Metropolitan Life Global Funding I
Indymac Index Mortgage Loan Trust						2.76%, 5/17/2010 (a)(c)	1,400		1,382
2.69%, 4/25/2035 (a)	141		81
2.76%, 8/25/2035 (a)	345		214			Multimedia (0.74%)
						Time Warner Inc
2.64%, 1/25/2037 (a)	1,460		470			2.91%, 11/13/2009 (a)	2,050		2,003
2.70%, 6/25/2037 (a)	3,820		2,556			Viacom Inc
JP Morgan Alternative Loan Trust						3.13%, 6/16/2009 (a)	1,525		1,515

2.61%, 3/25/2037 (a)(b)	1,460		589						3,518

JP Morgan Chase Commercial Mortgage
Securities						Office Automation & Equipment (0.08%)
5.63%, 6/12/2041 (a)	1,000		893			Xerox Corp
5.30%, 5/15/2047 (a)	1,000		978			3.56%, 12/18/2009 (a)	400		398
JP Morgan Mortgage Trust
5.30%, 7/25/2035	756		705			Oil & Gas Drilling (0.16%)
5.81%, 6/25/2036 (a)	300		234			Transocean Inc
5.80%, 1/25/2037 (a)(b)	873		828			2.87%, 9/ 5/2008 (a)(b)	750		750
LB-UBS Commercial Mortgage Trust
5.59%, 6/15/2031 (b)	390		389		Oil Company - Exploration & Production (0.26%)
Lehman XS Trust						Anadarko Petroleum Corp
2.68%, 6/25/2047 (a)	3,769		2,902			3.18%, 9/15/2009 (a)	1,250		1,239

Merrill Lynch Alternative Note Asset Trust						Pipelines (0.25%)
2.67%, 4/25/2037 (a)	5,000		2,012
						Rockies Express Pipeline LLC
Merrill Lynch/Countrywide Commercial						5.10%, 8/20/2009 (a)(c)	720		720
Mortgage Trust
0.10%, 7/12/2046 (a)(c)	16,979		216			Williams Cos Inc
Morgan Stanley Capital I						4.79%, 10/ 1/2010 (a)(c)	500		490

3.06%, 12/20/2046 (a)(b)(c)	200		73						1,210

Residential Accredit Loans Inc						Regional Banks (1.42%)
2.61%, 2/25/2037 (a)(b)	3,247		1,776			BAC Capital Trust XIII
2.65%, 7/25/2037 (a)	967		641			3.18%, 3/15/2043 (a)	4,000		2,643
2.61%, 2/25/2047 (a)(b)	2,749		1,479			Capital One Financial Corp
Structured Adjustable Rate Mortgage Loan Trust						2.98%, 9/10/2009 (a)	1,900		1,782
3.16%, 8/25/2034 (a)	1,353		592			Fleet Capital Trust II
Structured Asset Mortgage Investments I						7.92%, 12/11/2026	500		510
2.69%, 5/25/2045 (a)	789		446

				Schedule of Investments
				Inflation Protection Fund
				July 31, 2008 (unaudited)

		Principal						Principal
		Amount		Value				Amount		Value
		(000	's)	(000	's)			(000	's)	(000	's)

BONDS (continued)							BONDS (continued)
Regional Banks (continued)							Special Purpose Entity (continued)
PNC Funding Corp							ING USA Global Funding Trust
2.94%, 1/31/2012 (a)(b)		$500		$472			3.09%, 10/ 9/2009 (a)	$2,300		$2,271
Wells Fargo & Co							Sirens BV
2.91%, 8/20/2010 (a)		1,400		1,391			4.74%, 4/13/2012 (a)(c)(d)	2,000		1,792

				6,798			Williams Cos Inc Credit Linked Certificates

							6.12%, 5/ 1/2009 (a)(c)	500		497

REITS	- Healthcare (0.47%)
										5,457

HCP Inc
3.23%, 9/15/2008 (a)		2,250		2,243			Telecommunication Services (0.08%)
							Telcordia Technologies Inc
REITS	- Mortgage (0.39%)						6.54%, 7/15/2012 (a)(c)	440		376
iStar Financial Inc
3.33%, 3/16/2009 (a)(b)		725		654			Telephone - Integrated (0.66%)
3.12%, 9/15/2009 (a)		500		423			Deutsche Telekom International Finance
3.03%, 3/ 9/2010 (a)		1,000		785			2.98%, 3/23/2009 (a)	375		373

				1,862			Sprint Nextel Corp

							3.20%, 6/28/2010 (a)	400		370
REITS	- Office Property (0.14%)						Telecom Italia Capital SA
HRPT Properties Trust							3.40%, 7/18/2011 (a)(b)	800		763
3.38%, 3/16/2011 (a)(b)		720		687			Telefonica Emisiones SAU
							3.10%, 6/19/2009 (a)	700		695
REITS	- Warehouse & Industrial (0.10%)						3.11%, 2/ 4/2013 (a)(e)(f)	1,000		943

Prologis
2.89%, 8/24/2009 (a)(b)		500		486						3,144

							Tobacco (0.64%)
Rental - Auto & Equipment (0.60%)							Reynolds American Inc
Erac USA Finance Co							3.48%, 6/15/2011 (a)	3,200		3,042
3.05%, 4/30/2009 (a)(b)(c)		2,250		2,214
2.90%, 8/28/2009 (a)(c)		660		644		Tools	- Hand Held (0.29%)

				2,858			Snap-On Inc

							2.92%, 1/12/2010 (a)	1,400		1,376

Retail - Drug Store (0.31%)
							TOTAL BONDS	$280,441
CVS/Caremark Corp

2.98%, 6/ 1/2010 (a)		1,500		1,468		U.S. GOVERNMENT & GOVERNMENT AGENCY
							OBLIGATIONS (60.95%)
Rubber - Tires (0.05%)						Federal National Mortgage Association (FNMA) (1.16%)
Goodyear Tire & Rubber Co/The							5.78%, 7/ 1/2026 (a)	500		507
6.68%, 12/ 1/2009 (a)		250		248			5.51%, 3/ 1/2033 (a)(b)	669		670
							5.25%, 4/ 1/2033 (a)	227		233
Savings & Loans - Thrifts (0.39%)							3.73%, 5/ 1/2033 (a)	608		611
Washington Mutual Bank/Henderson NV							4.53%, 7/ 1/2033 (a)	391		396
2.98%, 2/ 4/2011 (a)		1,000		723
							6.11%, 7/ 1/2033 (a)	232		235
Washington Mutual Inc
3.09%, 1/15/2010 (a)(b)		500		435			6.87%, 3/ 1/2034 (a)	338		345
3.10%, 3/22/2012 (a)		1,000		715			6.45%, 4/ 1/2034 (a)	530		543

				1,873			6.10%, 9/ 1/2034 (a)	312		316

							4.30%, 5/ 1/2035 (a)	312		312
Special Purpose Banks (0.22%)							4.41%, 5/ 1/2035 (a)(b)	769		775
Korea Development Bank							5.65%, 11/ 1/2035 (a)	572		573

3.19%, 10/20/2009 (a)(b)		380		380
										5,516

2.93%, 4/ 3/2010 (a)		665		657

				1,037		U.S. Treasury Inflation-Indexed Obligations (59.79%)

							4.25%, 1/15/2010	225		239
Special Purpose Entity (1.14%)							0.88%, 4/15/2010 (g)	5,809		5,841
Genworth Global Funding Trusts
2.94%, 12/15/2010 (a)		935		897			3.50%, 1/15/2011 (g)	13,131		14,056

			Schedule of Investments
			Inflation Protection Fund
			July 31, 2008 (unaudited)

	Principal
	Amount		Value		(a)	Variable Rate
	(000	's)	(000	's)	(b)	Security was purchased with the cash proceeds from securities loans.

					(c)	Security exempt from registration under Rule 144A of the Securities Act
U.S. GOVERNMENT & GOVERNMENT AGENCY						of 1933. These securities may be resold in transactions exempt from
OBLIGATIONS (continued)						registration, normally to qualified institutional buyers. Unless otherwise
U.S. Treasury Inflation-Indexed Obligations						indicated, these securities are not considered illiquid. At the end of the
(continued)						period, the value of these securities totaled $18,253 or 3.82% of net
2.38%, 4/15/2011 (g)	$7,094		$7,386			assets.
3.38%, 1/15/2012 (g)	7,070		7,663		(d)	Security is Illiquid
2.00%, 4/15/2012 (g)	14,759		15,307		(e)	Non-Income Producing Security
3.00%, 7/15/2012	12,627		13,627		(f)	Security purchased on a when-issued basis.
0.63%, 4/15/2013	8,404		8,212		(g)	Security or a portion of the security was on loan at the end of the period.
1.88%, 7/15/2013 (g)	13,712		14,222
2.00%, 1/15/2014 (g)	6,208		6,457		Unrealized Appreciation (Depreciation)
2.00%, 7/15/2014 (g)	21,824		22,740		The net federal income tax unrealized appreciation (depreciation) and federal tax cost
1.63%, 1/15/2015 (g)	14,681		14,912		of investments held by the fund as of the period end were as follows:
1.88%, 7/15/2015 (g)	18,722		19,301		Unrealized Appreciation	$7,369
2.00%, 1/15/2016 (g)	18,331		18,949		Unrealized Depreciation	(69,435)

2.50%, 7/15/2016 (g)	9,606		10,303		Net Unrealized Appreciation (Depreciation)	(62,066)
2.38%, 1/15/2017 (g)	1,058		1,123		Cost for federal income tax purposes	672,096
2.63%, 7/15/2017 (g)	14,633		15,868		All dollar amounts are shown in thousands (000's)
1.63%, 1/15/2018 (g)	14,425		14,377
1.38%, 7/15/2018	8,037		7,820
2.38%, 1/15/2025 (g)	6,143		6,394
2.00%, 1/15/2026 (g)	18,577		18,198
2.38%, 1/15/2027 (g)	14,991		15,486
1.75%, 1/15/2028	12,719		11,883
3.63%, 4/15/2028	3,014		3,701
3.88%, 4/15/2029 (g)	7,544		9,645
3.38%, 4/15/2032 (g)	1,507		1,860

			285,570

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$291,086

REPURCHASE AGREEMENTS (8.06%)
Money Center Banks (8.06%)
Deutsche Bank Repurchase Agreement;
2.18% dated 07/31/08 maturing 08/01/08
(collateralized by U.S. Government
Agency Issues; $36,685,000; 0.00% -
6.625%; dated 08/01/08 - 07/15/16) (b)	$36,397		$36,178
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 2.12%
dated 07/31/2008 maturing 08/01/2008
(collateralized by Sovereign Agency
Issues; $1,197,000; 2.20%; dated 01/23/09)	1,162		1,162
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
2.16% dated 07/31/2008 maturing
08/01/2008 (collateralized by Sovereign
Agency Issues; $1,197,000; 2.75% -
4.52%; dated 09/14/10 - 04/15/14)	1,162		1,163

			38,503

TOTAL REPURCHASE AGREEMENTS	$38,503

Total Investments	$610,030
Liabilities in Excess of Other Assets, Net - (27.73)%			(132,447)

TOTAL NET ASSETS - 100.00%	$477,583

			107

		Schedule of Investments
		Inflation Protection Fund
		July 31, 2008 (unaudited)
					Unrealized
Total Return Swap Agreements				Notional	Appreciation/
			Description	Amount	(Depreciation)

		Unrealized
	Notional	Appreciation/	Receive a return equal to a 3.38% U.S.
			Treasury Inflation Index Obligation and
Description	Amount	(Depreciation)	pay monthly a floating rate based on 1

Receive a return equal to a 0.88% U.S.			month LIBOR less 39 basis points with
Treasury Inflation Index Obligation and			Barclays Bank. Expires August 2008.	$3,500	$(134)
pay monthly a floating rate based on 1
month LIBOR less 31 basis points with			Receive a return equal to a 3.63% U.S.
Barclays Bank. Expires September 2008.	$21,000	$(200)	Treasury Inflation Index Obligation and
			pay monthly a floating rate based on 1
Receive a return equal to a 1.63% U.S.			month LIBOR less 36 basis points with
Treasury Inflation Index Obligation and			Morgan Stanley Capital Services. Expires
pay monthly a floating rate based on 1			August 2008.	12,000	177
month LIBOR less 20 basis points with
Barclays Bank PLC. Expires October 2008.	6,000	(208)	Receive a return equal to a 3.88% U.S.
			Treasury Inflation Index Obligation and
Receive a return equal to a 1.88% U.S.			pay monthly a floating rate based on 1
Treasury Inflation Index Obligation and			month LIBOR less 23 basis points with
pay monthly a floating rate based on 1			Merrill Lynch Capital Services, Inc
month LIBOR less 28 basis points with			Expires September 2008.	11,000	165
Barclays Bank. Expires August 2008.	8,000	(167)
			Receive a return equal to a 4.25% U.S.
Receive a return equal to a 2.00% U.S.			Treasury Inflation Index Obligation and
Treasury Inflation Index Obligation and			pay monthly a floating rate based on 1
pay monthly a floating rate based on 1			month LIBOR less 35 basis points with
month LIBOR less 30 basis points with			Morgan Stanley Capital Servies Inc
Morgan Stanley Capital Services Inc			Expires August 2008.	10,000	(89)
Expires August 2008.	15,000	(204)
			All dollar amounts are shown in thousands (000's)
Receive a return equal to a 2.38% U.S.
Treasury Inflation Index Obligation and			Portfolio Summary (unaudited)

pay monthly a floating rate based on 1
month LIBOR less 31 basis points with			Sector		Percent

Barclays Bank PLC. Expires September			Government		59.84%
2008 .	14,000	(434)	Financial		22.78%
			Asset Backed Securities		18.66%
Receive a return equal to a 2.38% U.S.			Mortgage Securities		15.18%
Treasury Inflation Index Obligation and			Consumer, Non-cyclical		3.46%
pay monthly a floating rate based on 1			Communications		2.38%
month LIBOR less 36 basis points with			Industrial		1.73%
Morgan Stanley Capital Services, Inc			Consumer, Cyclical		1.30%
Expires August 2008.	11,000	115	Utilities		0.77%
			Energy		0.67%
Receive a return equal to a 2.38% U.S.			Technology		0.66%
Treasury Inflation Index Obligation and			Diversified		0.30%
pay monthly a floating rate based on 1			Liabilities in Excess of Other Assets, Net		(27.73%)

month LIBOR less 39 basis points with			TOTAL NET ASSETS		100.00%

Barclays Bank PLC. Expires August 2008.	19,500	(606)
			Other Assets Summary (unaudited)

Receive a return equal to a 2.50% U.S.

Treasury Inflation Index Obligation and			Asset Type		Percent

pay monthly a floating rate based on 1			Total Return Swaps		0.59%
month LIBOR less 31 basis points with
Barclays Bank PLC. Expires September
2008 .	8,000	(257)

Receive a return equal to a 3.00% U.S.
Treasury Inflation Index Obligation and
pay monthly a floating rate based on 1
month LIBOR less 25 basis points with
Barclays Bank PLC. Expires October 2008.	10,000	45

		Schedule of Investments
	International Emerging Markets Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (90.43%)				COMMON STOCKS (continued)
Agricultural Operations (0.36%)				Casino Hotels (0.99%)
Golden Agri-Resources Ltd	8,925,480	$4,612		Genting Bhd	7,146,100	$12,853

Airport Development & Maintenance (0.44%)				Cellular Telecommunications (7.01%)
Grupo Aeroportuario del Sureste SAB de				America Movil SAB de CV ADR	255,322	12,891
ADR (a)	112,154	5,738		Cellcom Israel Ltd (a)	236,284	7,831
				China Mobile Ltd	2,411,462	32,218
Apparel Manufacturers (0.20%)
				Mobile Telesystems OJSC ADR	51,523	3,679
Youngone Corp	349,710	2,607
				MTN Group Ltd	700,790	11,995
Applications Software (1.32%)				SK Telecom Co Ltd ADR	446,675	9,523
Check Point Software Technologies Ltd (a)(b)	213,398	4,872		Taiwan Mobile Co Ltd	2,855,000	5,133
Infosys Technologies Ltd ADR	310,881	12,246		Vimpel-Communications ADR	287,133	7,244

		17,118				90,514

Auto - Car & Light Trucks (0.06%)				Chemicals - Diversified (0.75%)
Denway Motors Ltd	2,292,000	811		Israel Chemicals Ltd	526,587	9,746

Auto - Medium & Heavy Duty Trucks (0.20%)				Chemicals - Plastics (0.33%)
Mahindra & Mahindra Ltd (a)(c)	211,337	2,585		Formosa Plastics Corp	2,012,000	4,243

Auto/Truck Parts & Equipment - Original (0.82%)				Coal (1.89%)
Hyundai Mobis	121,331	10,567		Banpu Public Co Ltd (b)(c)	482,400	6,015
				Bumi Resources Tbk PT	19,798,000	14,514
Auto/Truck Parts & Equipment - Replacement (0.49%)				Exxaro Resources Ltd	265,883	3,919

Weichai Power Co Ltd	1,270,824	6,363				24,448

Batteries & Battery Systems (0.10%)				Commercial Banks (13.13%)
BYD Electronic International Co Ltd	2,639,211	1,283		Banco do Brasil SA	653,800	10,561
				Banco Santander Chile SA ADR	49,058	2,242
Beverages - Non-Alcoholic (0.81%)				BanColombia SA ADR	156,469	5,278
Coca-Cola Femsa SAB de CV	1,829,400	10,446		Bangkok Bank Public Co (b)(c)	1,795,200	5,913
				Bank Leumi Le-Israel BM	1,994,739	8,741
Beverages - Wine & Spirits (0.68%)				Bank of Communications Co Ltd (a)	3,317,000	4,168
Central European Distribution Corp (a)(b)	120,963	8,826		Bank of India	771,132	4,879
				Bank Rakyat Indonesia	5,775,500	3,829
Brewery (0.77%)				China Construction Bank Corp	21,105,000	18,405
Cia Cervecerias Unidas SA	483,172	3,113		China Merchants Bank Co Ltd	3,193,500	11,508
Fomento Economico Mexicano SAB de CV	1,492,900	6,822		Commercial Bank of Qatar (b)	952,863	7,137

		9,935		Commercial International Bank	475,302	4,499

Building - Residential & Commercial (0.37%)				Credicorp Ltd	98,343	7,278
Desarrolladora Homex SAB de CV ADR (a)	85,255	4,766		Daegu Bank	402,540	4,994
(b)				Industrial and Commercial Bank of China Ltd	22,511,000	16,834
				Komercni Banka AS	23,736	6,026
Building & Construction - Miscellaneous (1.29%)
GS Engineering & Construction Corp (a)	59,620	5,906		Korea Exchange Bank	620,800	8,061
				Powszechna Kasa Oszczednosci Bank Polaki
Murray & Roberts Holdings Ltd	370,193	4,802		SA	475,643	11,994
Orascom Construction Industries	82,050	5,969		Sberank RF GDR (a)(b)(c)	29,721	10,118

		16,677		Siam Commercial Bank Public (b)(c)	2,396,000	5,293

Building Products - Cement & Aggregate (0.24%)				Turkiye Garanti Bankasi AS	2,430,690	8,106
Cemex SAB de CV (b)	1,481,762	3,151		Turkiye Vakiflar Bankasi Tao	1,864,673	3,774

						169,638

		Schedule of Investments
	International Emerging Markets Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Computers (1.43%)				Engineering - Research & Development Services (0.30%)
Acer Inc	5,610,037	$11,454		Larsen & Toubro Ltd (c)	65,013	$3,895
Asustek Computer Inc	2,690,000	7,002

		18,456		Finance - Investment Banker & Broker (0.78%)

				Egyptian Financial Group-Hermes Holding	612,536	5,414
Diversified Financial Services (2.44%)				Tong Yang Securities Inc	419,195	4,620

First Financial Holding Co Ltd	11,341,000	9,490				10,034

Hua Nan Financial Holdings Co Ltd	4,679,000	3,782
Intergroup Financial Services Corp (c)	162,220	3,324		Finance - Mortgage Loan/Banker (0.56%)
Shinhan Financial Group Co Ltd	198,260	9,240		Housing Development Finance Corp	136,867	7,246
Woori Finance Holdings Co Ltd	401,870	5,670

				Finance - Other Services (0.23%)
		31,506

				Grupo Financiero Banorte SAB de CV	687,400	2,958
Diversified Minerals (0.64%)
Merafe Resources Ltd (b)	7,970,138	3,021		Food - Confectionery (0.51%)
Timah Tbk PT	1,519,500	5,285		Lotte Confectionery Co Ltd (a)	5,600	6,539

		8,306

				Food - Dairy Products (0.33%)
Diversified Operations (2.26%)				Wimm-Bill-Dann Foods ADR (a)	44,085	4,290
Alfa SAB de CV (a)	1,083,100	7,062
Barloworld Ltd	294,970	2,684		Food - Retail (0.29%)
Grupo Carso SAB de CV (a)	879,600	3,840		Shoprite Holdings Ltd	663,216	3,809
GS Holdings Corp	150,280	5,572
Shanghai Industrial Holdings Ltd	1,431,000	4,063		Gold Mining (0.15%)
Sime Darby Bhd	2,478,400	5,983		Zhaojin Mining Industry Co Ltd	1,623,000	1,880

		29,204

				Internet Application Software (0.49%)
Electric - Generation (1.07%)				Tencent Holdings Ltd	719,400	6,354
CEZ	167,834	13,871
				Investment Companies (0.48%)
Electric - Integrated (1.44%)				Israel Corp Ltd/The (b)	5,230	6,157
Cia Paranaense de Energia	451,200	9,158
Tata Power Co Ltd	140,368	3,767		Life & Health Insurance (1.20%)
Tenaga Nasional BHD	2,208,200	5,665		China Life Insurance Co Ltd/Taiwan (b)	5,904,000	4,251

		18,590		China Life Insurance Co Ltd	1,074,000	4,045

Electric - Transmission (0.85%)				Sanlam Ltd	3,049,861	7,267

Cia de Transmissao de Energia Eletrica						15,563

Paulista	323,400	10,953		Machinery - Construction & Mining (0.05%)
				United Tractors Tbk PT	494,500	614
Electric Products - Miscellaneous (0.80%)
LG Electronics Inc (a)	101,129	10,332		Machinery - General Industry (0.10%)
				STX Engine Co Ltd	35,000	1,297
Electronic Components - Miscellaneous (1.08%)
AU Optronics Corp	4,302,892	4,818		Medical - Generic Drugs (1.81%)
Hon Hai Precision Industry Co Ltd	986,900	4,769		Pharmstandard (b)(c)	121,334	3,276
LG Display Co Ltd	146,203	4,309		Teva Pharmaceutical Industries Ltd ADR (a)	449,494	20,155

		13,896				23,431

Electronic Components - Semiconductors (1.83%)				Metal - Copper (0.41%)
Samsung Electronics Co Ltd	42,776	23,666		Antofagasta PLC	467,409	5,303

Electronic Measurement Instruments (0.19%)				Metal - Iron (0.57%)
Chroma Ate Inc	1,368,138	2,415		Kumba Iron Ore Ltd	212,377	7,357

		Schedule of Investments
	International Emerging Markets Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Metal Processors & Fabrication (0.63%)				Retail - Automobile (0.59%)
Jiangxi Copper Co Ltd	2,315,000	$4,201		PT Astra International Tbk	3,107,500	$7,631
Sung Kwang Bend Co Ltd (a)	146,678	3,873

		8,074		Semiconductor Component - Integrated Circuits (2.02%)

				Powertech Technology Inc	1,599,400	4,532
Multi-Line Insurance (0.54%)				Taiwan Semiconductor Manufacturing Co Ltd	11,963,341	21,613

Ping An Insurance Group Co of China Ltd (a)	1,008,500	6,948				26,145

Non-Ferrous Metals (0.56%)				Silver Mining (0.38%)
Grupo Mexico SAB de CV	4,044,900	7,208		Polymetal (a)(c)	614,644	4,861

Oil - Field Services (0.47%)				Soap & Cleaning Products (0.32%)
Eurasia Drilling Co Ltd (b)(c)	300,135	6,132		Hindustan Unilever LTD	744,758	4,166

Oil Company - Exploration & Production (5.10%)				Steel - Producers (3.40%)
CNOOC Ltd	9,570,000	14,119		Dongkuk Steel Mill Co Ltd	81,780	3,991
NovaTek OAO (c)	76,834	5,886		Evraz Group SA (c)	97,491	9,362
Oao Gazprom (a)(b)(c)(d)	23,609	2,803		POSCO ADR (a)	155,865	20,675
Oao Gazprom (b)	906,669	43,067		Shougang Concord International Enterprises

		65,875		Company Ltd	16,642,000	5,477

				Tata Steel Ltd (b)	275,944	4,358

Oil Company - Integrated (9.99%)						43,863

China Petroleum & Chemical Corp	8,084,000	8,442
LUKOIL ADR	251,359	20,737		Steel Pipe & Tube (0.41%)
PetroChina Co Ltd	7,700,293	10,253		Confab Industrial SA (b)	860,900	3,452
Petroleo Brasileiro SA ADR	1,109,276	62,020		OAO TMK	53,891	1,788

Rosneft Oil Co	508,540	5,374				5,240

Sasol Ltd	416,272	22,197		Telecommunication Services (3.31%)

		129,023		Bharti Airtel Ltd (b)	300,433	5,603

Oil Refining & Marketing (2.15%)				Chunghwa Telecom Co Ltd (b)	5,538,000	14,017
Reliance Industries Ltd	347,841	17,937		Digi.Com BHD	766,700	5,847
Tupras-Turkiye Petrol Rafinerileri AS	364,969	9,860		Orascom Telecom Holding SAE	367,890	3,941

		27,797		Telekomunikacja Polska SA	692,646	7,660

				Telmex Internacional SAB de CV ADR (a)(b)	415,570	5,706

Paper & Related Products (0.15%)						42,774

Suzano Papel e Celulose SA (b)	131,125	1,992
				Telephone - Integrated (0.81%)
Petrochemicals (0.13%)				Tele Norte Leste Participacoes SA ADR (a)	343,311	8,105
PTT Chemical PLC (b)(c)	819,300	1,688		Telefonos de Mexico SAB de CV ADR (a)	92,845	2,340

						10,445

Platinum (0.85%)
Impala Platinum Holdings Ltd	332,795	11,045		Television (0.14%)
				Central European Media Enterprises Ltd (b)	22,292	1,834
Property & Casualty Insurance (0.28%)
Dongbu Insurance Co Ltd	109,480	3,572		Textile - Apparel (0.67%)
				Far Eastern Textile Co Ltd	6,807,000	8,666
Real Estate Operator & Developer (1.07%)
Cyrela Brazil Realty SA	424,800	6,075		Transport - Marine (1.16%)
Hopson Development Holdings Ltd	3,414,930	3,608		China COSCO Holdings Co Ltd	2,057,500	4,906
PIK Group (c)	97,910	2,244		China Shipping Development Co Ltd	1,670,000	5,067
Quality Houses Public Company Ltd (b)(c)	34,909,628	1,854		Pacific Basin Shipping Ltd (a)	3,544,000	4,970

		13,781				14,943

				Schedule of Investments
		International Emerging Markets Fund
				July 31, 2008 (unaudited)

							Principal
		Shares		Value			Amount		Value
		Held		(000	's)		(000	's)	(000	's)

	COMMON STOCKS (continued)					REPURCHASE AGREEMENTS (5.56%)
	Transport - Services (0.29%)					Money Center Banks (5.56%)
	Log-in Logistica Intermodal SA (b)	513,951		$3,724		Deutsche Bank Repurchase Agreement;
						2.18% dated 07/31/08 maturing 08/01/08
	Web Portals (0.47%)					(collateralized by U.S. Government
	NHN Corp (b)	36,802		6,045		Agency Issues; $72,857,000; 0.00% -

						6.625%; dated 08/01/08 - 07/15/16) (e)	$72,286		$71,851

	TOTAL COMMON STOCKS	$1,168,321				TOTAL REPURCHASE AGREEMENTS	$71,851

	PREFERRED STOCKS (8.07%)					Total Investments	$1,358,314
	Commercial Banks (1.94%)					Liabilities in Excess of Other Assets, Net - (5.14)%			(66,386)

	Banco Bradesco SA	946,300		19,998
						TOTAL NET ASSETS - 100.00%	$1,291,928

	Banco Itau Holding Financeira SA	236,645		5,022

				25,020

	Diversified Minerals (2.96%)					(a)	Security or a portion of the security was on loan at the end of the period.
	Cia Vale do Rio Doce	1,473,230		38,272		(b) Non-Income Producing Security
						(c)	Market value is determined in accordance with procedures established in
	Electric - Distribution (0.51%)					good faith by the Board of Directors. At the end of the period, the value
	Eletropaulo Metropolitana Eletricidade	272,044		6,543		of these securities totaled $75,249 or 5.82% of net assets.
						(d)	Security exempt from registration under Rule 144A of the Securities Act
						of 1933. These securities may be resold in transactions exempt from
Food	- Meat Products (0.94%)					registration, normally to qualified institutional buyers. Unless otherwise
	Sadia SA	1,671,600		12,177		indicated, these securities are not considered illiquid. At the end of the
						period, the value of these securities totaled $2,803 or 0.22% of net
	Investment Companies (0.00%)					assets.
	Lereko Mobility Pty Ltd	4,384		15		(e)	Security was purchased with the cash proceeds from securities loans.

Steel	- Producers (1.72%)					Unrealized Appreciation (Depreciation)
	Gerdau SA	355,400		7,665		The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Usinas Siderurgicas de Minas Gerais SA	335,086		14,507		of investments held by the fund as of the period end were as follows:

				22,172		Unrealized Appreciation	$113,943

	TOTAL PREFERRED STOCKS	$104,199				Unrealized Depreciation			(125,558)

		Principal				Net Unrealized Appreciation (Depreciation)			(11,615)
		Amount		Value		Cost for federal income tax purposes			1,369,929
		(000	's)	(000	's)	All dollar amounts are shown in thousands (000's)

	SHORT TERM INVESTMENTS (1.08%)
	Commercial Paper (1.08%)
	Investment in Joint Trading Account; HSBC
	Funding
	2.12%, 8/ 1/2008	$6,971		$6,971
	Investment in Joint Trading Account;
	Prudential Funding
	2.12%, 8/ 1/2008	6,972		6,972

				13,943

	TOTAL SHORT TERM INVESTMENTS	$13,943

Schedule of Investments International Emerging Markets Fund

July 31, 2008 (unaudited)

Portfolio Summary (unaudited)

Country	Percent

Brazil	17.05%
Korea, Republic Of	11.69%
Russian Federation	9.40%
China	8.57%
Taiwan, Province Of China	8.22%
United States	7.32%
South Africa	6.05%
Mexico	5.65%
India	5.16%
Hong Kong	5.05%
Israel	4.45%
Indonesia	2.47%
Malaysia	2.35%
Turkey	1.68%
Thailand	1.61%
Czech Republic	1.54%
Egypt	1.53%
Poland	1.52%
Luxembourg	0.72%
Bermuda	0.71%
Qatar	0.55%
Chile	0.41%
United Kingdom	0.41%
Colombia	0.41%
Singapore	0.36%
Peru	0.26%
Liabilities in Excess of Other Assets, Net	(5.14%)

TOTAL NET ASSETS	100.00%

		Schedule of Investments
		International Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (96.98%)				COMMON STOCKS (continued)
Advertising Services (0.49%)				Building - Residential & Commercial (0.10%)
Aegis Group PLC	1,607,400	$3,458		Sekisui Chemical Co Ltd	310,000	$1,969
Taylor Nelson Sofres PLC	1,095,900	5,870

		9,328		Building & Construction - Miscellaneous (0.60%)

				Bouygues SA	151,900	9,820
Aerospace & Defense (0.72%)				Leighton Holdings Ltd	39,200	1,548

BAE Systems PLC	789,400	7,016				11,368

Finmeccanica SpA	225,600	6,652

		13,668		Building Products - Cement & Aggregate (0.25%)

				CRH PLC	178,900	4,667
Agricultural Chemicals (0.40%)
Syngenta AG	25,975	7,561		Building Products - Doors & Windows (0.44%)
				Asahi Glass Co Ltd	760,000	8,397
Airlines (0.12%)
Qantas Airways Ltd	707,100	2,197		Cellular Telecommunications (1.64%)
				Vodafone Group PLC	11,612,775	31,109
Airport Development & Maintenance (0.26%)
Macquarie Airports (a)	1,876,524	4,958		Chemicals - Diversified (1.71%)
				ADEKA Corp	89,800	709
Apparel Manufacturers (0.28%)				BASF SE	27,050	1,723
Esprit Holdings Ltd	499,500	5,315		Bayer AG	298,300	25,644
Applications Software (0.10%)				Koninklijke DSM NV	28,900	1,754
Works Applications Co Ltd	1,860	1,925		Tokuyama Corp	393,000	2,471

						32,301

Audio & Video Products (1.12%)				Chemicals - Other (0.15%)
Matsushita Electric Industrial Co Ltd	522,000	11,006		Tokai Carbon Co Ltd	234,000	2,778
Sharp Corp	170,000	2,362
Sony Corp	205,900	7,786		Chemicals - Plastics (0.17%)

		21,154		Sumitomo Bakelite Co Ltd	621,000	3,211

Auto - Car & Light Trucks (0.90%)				Chemicals - Specialty (0.36%)
Honda Motor Co Ltd	75,000	2,394		Daicel Chemical Industries Ltd	266,000	1,567
Mazda Motor Corp	1,533,000	8,849		Tokyo Ohka Kogyo Co Ltd	95,100	1,717
Toyota Motor Corp	135,000	5,820		Umicore	76,800	3,446

		17,063				6,730

Auto/Truck Parts & Equipment - Original (0.41%)				Circuit Boards (0.19%)
Aisin Seiki Co Ltd	69,900	1,825		Ibiden Co Ltd	121,800	3,597
Denso Corp	141,500	3,676
Stanley Electric Co Ltd	112,800	2,316		Commercial Banks (13.06%)

		7,817		Alpha Bank AE	259,020	7,638

Beverages - Wine & Spirits (0.88%)				Banco Espirito Santo SA	93,600	1,404
C&C Group PLC	960,100	4,482		Banco Santander SA	1,126,500	21,929
Diageo PLC	603,500	10,513		Bank of East Asia Ltd	1,196,000	5,768
Remy Cointreau SA (a)	33,500	1,643		BNP Paribas	254,900	25,129

		16,638		Chiba Bank Ltd/The	419,000	2,796

				Chuo Mitsui Trust Holdings Inc	501,000	3,118
Building - Heavy Construction (0.77%)
				Commonwealth Bank of Australia	227,944	8,453
Acciona SA	19,400	4,077
				Credit Agricole SA	714,600	15,216
Sacyr Vallehermoso SA (a)	71,100	1,437
				Deutsche Bank AG	57,900	5,341
Strabag SE	95,730	6,408
				EFG International AG	193,355	6,048
Tecnicas Reunidas SA	35,500	2,667

				Hang Seng Bank Ltd	381,000	7,456
		14,589

				HSBC Holdings PLC	1,932,508	31,960

		Schedule of Investments
		International Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Commercial Banks (continued)				Diversified Operations (0.87%)
Intesa Sanpaolo SpA	2,082,900	$11,697		GEA Group AG	174,200	$5,734
Mitsubishi UFJ Financial Group Inc	1,579,000	13,943		Keppel Corp Ltd	1,042,000	8,046
Mizuho Financial Group Inc	706	3,380		Swire Pacific Ltd	253,000	2,702

Oversea-Chinese Banking Corp	1,030,000	6,298				16,482

Resona Holdings Inc (a)	3,272	4,706		Diversified Operations & Commercial Services (0.16%)
Royal Bank of Scotland Group PLC	2,865,300	11,902		Brambles Ltd	402,200	3,092
Standard Chartered PLC	360,100	10,971
Sumitomo Mitsui Financial Group Inc	2,160	16,759		Electric - Integrated (4.73%)
Sumitomo Trust & Banking Co Ltd/The	627,000	4,317		A2A SpA (a)	1,911,960	6,888
UniCredito Italiano SpA	2,783,000	16,581		CLP Holdings Ltd	580,000	4,746
Wing Hang Bank Ltd	337,000	4,507		E.ON AG	197,170	37,670

		247,317		Edison SpA	997,400	1,959

Commercial Services (0.15%)				Enel SpA	293,000	2,708
SGS SA	1,968	2,767		Energias de Portugal SA	1,141,700	6,242
				International Power PLC	234,900	1,909
Commercial Services - Finance (0.09%)				Public Power Corp SA	113,210	3,499
Experian PLC	216,500	1,680		RWE AG	89,600	10,709
				Scottish & Southern Energy PLC	135,100	3,743
Computer Services (0.91%)				Tokyo Electric Power Co Inc/The	137,300	3,781
Cap Gemini SA (a)	239,700	15,303		Union Fenosa SA	214,200	5,744

Computershare Ltd	226,000	1,842				89,598

		17,145

				Electric Products - Miscellaneous (0.57%)
Computers (0.19%)				Brother Industries Ltd	87,400	1,101
Wincor Nixdorf AG	47,150	3,513		Hitachi Ltd	384,000	2,768
				Mitsubishi Electric Corp	707,000	6,968

Computers - Integrated Systems (0.30%)
						10,837

Fujitsu Ltd	463,000	3,349
Otsuka Corp	34,400	2,267		Electronic Components - Miscellaneous (0.71%)

		5,616		Koninklijke Philips Electronics NV	197,000	6,566

				Nippon Electric Glass Co Ltd	472,500	6,954

Consulting Services (0.14%)
						13,520

Serco Group PLC	321,800	2,610
				Energy - Alternate Sources (1.44%)
Cosmetics & Toiletries (0.21%)				Q-Cells AG (b)	106,570	10,304
Beiersdorf AG	61,850	4,004		Vestas Wind Systems A/S (b)	130,400	17,006

						27,310

Distribution & Wholesale (0.11%)
Li & Fung Ltd	596,000	2,013		Enterprise Software & Services (0.40%)
				Autonomy Corp PLC (b)	213,500	4,502
Diversified Manufacturing Operations (1.13%)				Aveva Group PLC	98,400	3,051

Invensys PLC	1,616,000	9,007				7,553

Siemens AG	80,000	9,724		Entertainment Software (0.43%)
Wesfarmers Ltd	85,600	2,745		UBISOFT Entertainment (b)	83,100	8,179

		21,476

Diversified Minerals (2.27%)				Finance - Investment Banker & Broker (1.33%)
Anglo American PLC	353,645	20,217		Macquarie Group Ltd (a)	85,394	4,074
BHP Billiton Ltd	101,500	3,787		Mediobanca SpA	240,600	3,498
BHP Billiton PLC	360,900	11,937		Nomura Holdings Inc	782,000	11,285
Xstrata PLC	97,700	7,008		UBS AG (b)	327,060	6,278

		42,949				25,135

		Schedule of Investments
		International Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Finance - Other Services (1.51%)				Import & Export (continued)
ASX Ltd	134,900	$4,350		Toyota Tsusho Corp	294,000	$5,810

Hong Kong Exchanges and Clearing Ltd (a)	404,000	5,949				34,692

Man Group PLC	1,274,112	15,340		Industrial Gases (0.72%)
Singapore Exchange Ltd	602,000	2,959		Air Liquide	39,100	5,115

		28,598		Linde AG	60,971	8,471

Food - Catering (0.75%)						13,586

Compass Group PLC	348,900	2,491		Life & Health Insurance (1.99%)
Sodexo	180,000	11,740		AMP Ltd	989,300	6,052

		14,231		Legal & General Group PLC	3,693,300	7,108

Food - Miscellaneous/Diversified (3.34%)				Prudential PLC	841,700	9,006
Ajinomoto Co Inc	432,000	4,441		Sony Financial Holdings Inc	1,083	4,078
Nestle SA	859,072	37,683		Swiss Life Holding AG (b)	44,370	11,408

Nutreco Holding NV (a)	99,880	6,650				37,652

Orkla ASA	259,000	3,281		Machinery - Construction & Mining (0.09%)
Unilever NV	253,900	7,002		Komatsu Ltd	69,000	1,714
Unilever PLC	150,100	4,115

		63,172		Machinery - Electrical (0.12%)

Food - Retail (1.76%)				Schindler Holding AG	32,959	2,298
Casino Guichard Perrachon SA	69,900	6,974
				Machinery - General Industry (1.00%)
Tesco PLC	1,904,800	13,545
				Alstom SA	110,600	12,380
WM Morrison Supermarkets PLC	711,200	3,631
				Hexagon AB (a)	397,860	6,478

Woolworths Ltd	392,693	9,261

						18,858

		33,411

				Machinery - Material Handling (0.06%)
Forestry (0.06%)				Fuji Machine Manufacturing Co Ltd	63,000	1,132
Gunns Ltd (a)	473,678	1,055
				Machinery Tools & Related Products (0.08%)
Gambling (Non-Hotel) (0.13%)				THK Co Ltd	84,500	1,508
Rank Group PLC	1,664,300	2,494
				Medical - Biomedical/Gene (0.66%)
Gas - Distribution (1.56%)				CSL Ltd/Australia	384,191	12,422
Centrica PLC	1,937,800	12,023
Osaka Gas Co Ltd	2,552,000	9,212		Medical - Drugs (6.86%)
Tokyo Gas Co Ltd	2,059,000	8,293		Actelion Ltd (a)(b)	267,535	14,563

		29,528		Astellas Pharma Inc	178,000	7,718

Gold Mining (0.19%)				AstraZeneca PLC	316,000	15,352
Lihir Gold Ltd (b)	1,365,600	3,549		Daiichi Sankyo Co Ltd	211,000	6,300
				Grifols SA	363,900	10,885
Hotels & Motels (0.08%)				Laboratorios Almirall SA	228,500	4,829
Intercontinental Hotels Group PLC	121,519	1,592		Miraca Holdings Inc	169,000	4,054
				Mitsubishi Tanabe Pharma Corp	454,000	5,906
Human Resources (0.13%)				Novartis AG	227,565	13,510
USG People NV (a)	160,300	2,427		Novo Nordisk A/S	100,475	6,371
Import & Export (1.83%)				Roche Holding AG	162,800	30,079
ITOCHU Corp	478,000	4,750		Shire Ltd	400,700	6,645
Mitsubishi Corp	317,000	9,237		Takeda Pharmaceutical Co Ltd	68,200	3,621

Mitsui & Co Ltd	374,000	7,673				129,833

Sumitomo Corp	535,000	7,222

		Schedule of Investments
		International Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Medical - Wholesale Drug Distribution (0.10%)				Photo Equipment & Supplies (1.00%)
Alfresa Holdings Corp	31,000	$1,903		FUJIFILM Holdings Corp	238,400	$7,494
				Konica Minolta Holdings Inc	307,000	5,041
Medical Products (0.32%)				Nikon Corp (a)	190,000	5,520
Smith & Nephew PLC	568,300	6,074		Tamron Co Ltd (a)	63,000	961

						19,016

Metal - Diversified (1.88%)
Rio Tinto Ltd (a)	202,500	23,704		Property & Casualty Insurance (0.62%)
Rio Tinto PLC	102,600	10,737		Mitsui Sumitomo Insurance Group Holding,
Vedanta Resources PLC	30,700	1,214		Inc.	93,200	3,089

		35,655		QBE Insurance Group Ltd	229,918	4,853

				Sompo Japan Insurance Inc	385,000	3,810

Metal Processors & Fabrication (0.18%)						11,752

NSK Ltd	408,000	3,360
				Publishing - Books (0.89%)
Multi-Line Insurance (2.24%)				Reed Elsevier NV	539,100	8,930
Allianz SE	121,920	20,740		Reed Elsevier PLC	695,810	7,892

AXA SA	45,400	1,334				16,822

Storebrand ASA	795,000	5,493		Publishing - Newspapers (0.12%)
Zurich Financial Services AG	56,305	14,799		Daily Mail & General Trust	372,100	2,333

		42,366

Office Automation & Equipment (1.06%)				Real Estate Operator & Developer (0.17%)
Canon Inc	351,500	16,065		Cheung Kong Holdings Ltd	235,000	3,288
Ricoh Co Ltd	250,000	4,060		Reinsurance (0.60%)

		20,125		Muenchener Rueckversicherungs AG	69,000	11,456

Oil & Gas Drilling (0.31%)
Seadrill Ltd	196,100	5,856		REITS - Diversified (1.06%)
				Ascendas Real Estate Investment Trust	873,000	1,452
Oil Company - Exploration & Production (0.73%)				Hammerson PLC	132,400	2,505
Oil Search Ltd	1,670,200	8,943		Kenedix Realty Investment Corp	273	1,349
Origin Energy Ltd	134,400	1,996		Segro PLC	216,900	1,752
Woodside Petroleum Ltd	55,600	2,791		Unibail-Rodamco (a)	58,000	12,975

		13,730				20,033

Oil Company - Integrated (8.21%)				REITS - Office Property (0.08%)
BG Group PLC	1,546,500	34,890		Orix JREIT Inc	259	1,438
ENI SpA	526,000	17,750
Galp Energia SGPS SA	360,200	6,665		REITS - Shopping Centers (0.51%)
OMV AG	37,170	2,560		Westfield Group	639,073	9,645
Repsol YPF SA (a)	487,800	16,343
				Retail - Building Products (0.22%)
Royal Dutch Shell PLC - A shares (a)	272,900	9,700
				Kingfisher PLC	1,122,400	2,611
Royal Dutch Shell PLC - B shares	378,500	13,299
				Shimachu Co Ltd	64,700	1,594

Royal Dutch Shell PLC	719,000	25,497
						4,205

StatoilHydro ASA	265,185	8,590
Total SA	263,650	20,187		Retail - Drug Store (0.21%)

		155,481		Matsumotokiyoshi Holdings Co Ltd (a)	197,000	3,945

Oil Refining & Marketing (0.22%)				Retail - Jewelry (0.65%)
Nippon Mining Holdings Inc	690,000	4,157		Compagnie Financiere Richemont SA	206,717	12,352

Paper & Related Products (0.07%)				Retail - Major Department Store (0.22%)
DS Smith PLC	601,900	1,309		Takashimaya Co Ltd	503,000	4,252

		Schedule of Investments
		International Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares		Value
	Held	(000	's)		Held		(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Retail - Miscellaneous/Diversified (0.14%)				Transport - Marine (continued)
Aeon Co Ltd	222,900	$2,721		Kawasaki Kisen Kaisha Ltd	276,000		$2,190
				Mitsui OSK Lines Ltd	269,000		3,484

Rubber - Tires (0.49%)							10,101

Bridgestone Corp	402,000	6,560
Continental AG	24,200	2,715		Transport - Rail (0.71%)

		9,275		Central Japan Railway Co	249		2,533

				East Japan Railway Co	1,389		10,865

Rubber & Plastic Products (0.02%)							13,398

Hexpol AB (a)(b)	38,546	334
				Web Portals (0.41%)
Rubber & Vinyl (0.19%)				United Internet AG (a)	407,230		7,840
JSR Corp	199,000	3,554
				Wireless Equipment (0.95%)
Satellite Telecommunications (0.71%)				Nokia OYJ	662,450		18,080

Eutelsat Communications	143,800	4,006		TOTAL COMMON STOCKS		$1,836,329

SES	391,500	9,509		PREFERRED STOCKS (0.52%)

		13,515		Medical Products (0.52%)

Schools (0.05%)				Fresenius SE	121,465		9,824

Raffles Education Corp Ltd	1,130,000	945		TOTAL PREFERRED STOCKS		$9,824

					Principal
Soap & Cleaning Products (0.35%)
					Amount		Value
Reckitt Benckiser Group PLC	120,800	6,591			(000	's)	(000	's)

Steel - Producers (1.74%)				SHORT TERM INVESTMENTS (0.11%)
ArcelorMittal	225,900	19,981		Commercial Paper (0.11%)
JFE Holdings Inc	94,900	4,613		United States Treasury Bill
				1.82%, 9/ 4/2008 (c)	$2,100		$2,097
Salzgitter AG	14,850	2,408
				1.61%, 10/16/2008 (c)	50		50

Sumitomo Metal Industries Ltd	1,231,000	5,922

							2,147
		32,924

				TOTAL SHORT TERM INVESTMENTS		$2,147
Steel - Specialty (0.27%)

Hitachi Metals Ltd	312,000	5,142		REPURCHASE AGREEMENTS (4.08%)
				Money Center Banks (4.08%)
Telephone - Integrated (3.90%)				Deutsche Bank Repurchase Agreement;
Deutsche Telekom AG	604,750	10,469		2.18% dated 07/31/08 maturing 08/01/08
Koninklijke (Royal) KPN NV (a)	450,300	7,839		(collateralized by U.S. Government
				Agency Issues; $78,246,000; 0.00% -
Nippon Telegraph & Telephone Corp	2,919	14,830		6.625%; dated 08/01/08 - 07/15/16) (d)	$77,632		$77,165

Swisscom AG	13,385	4,316		TOTAL REPURCHASE AGREEMENTS		$77,165

Telefonica SA	1,181,400	30,654
Telstra Corp Ltd	1,356,500	5,726		Total Investments		$1,925,465

		73,834		Liabilities in Excess of Other Assets, Net - (1.69)%			(32,045)

				TOTAL NET ASSETS - 100.00%		$1,893,420

Television (0.30%)
Modern Times Group AB	101,000	5,673
				(a)	Security or a portion of the security was on loan at the end of the period.
Tobacco (0.37%)				(b) Non-Income Producing Security
British American Tobacco PLC	87,800	3,170		(c)	Security or a portion of the security was pledged to cover margin
Imperial Tobacco Group PLC	101,500	3,791			requirements for futures contracts. At the end of the period, the value of

		6,961			these securities totaled $2,147 or 0.11% of net assets.

				(d)	Security was purchased with the cash proceeds from securities loans.
Transport - Marine (0.53%)
D/S Torm A/S	84,075	2,704
Iino Kaiun Kaisha Ltd (a)	202,300	1,723

Schedule of Investments International Fund I July 31, 2008 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation		$117,845
Unrealized Depreciation				(168,476)

Net Unrealized Appreciation (Depreciation)				(50,631)
Cost for federal income tax purposes				1,976,096
All dollar amounts are shown in thousands (000's)

	Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
eMini MSCI EAFE;
September 2008	400	$40,076	$37,786	$(2,290)

All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Country				Percent

Japan				20.42%
United Kingdom				18.38%
Germany				9.94%
Switzerland				9.01%
France				7.92%
Australia				6.05%
Spain				5.21%
Netherlands				4.74%
United States				4.19%
Italy				3.58%
Hong Kong				2.20%
Luxembourg				1.56%
Denmark				1.38%
Singapore				1.04%
Finland				0.95%
Norway				0.92%
Portugal				0.76%
Papua New Guinea				0.66%
Sweden				0.66%
Greece				0.59%
Ireland				0.57%
Austria				0.47%
Bermuda				0.31%
Belgium				0.18%
Liabilities in Excess of Other Assets, Net				(1.69%)

TOTAL NET ASSETS				100.00%

Other Assets Summary (unaudited)

Asset Type				Percent

Currency Contracts				4.63%
Futures				2.00%

		Schedule of Investments
		International Fund I
		July 31, 2008 (unaudited)

		Foreign Currency Contracts
					Net Unrealized
Foreign Currency	Delivery	Contracts to			Appreciation
Purchase Contracts	Date	Accept	In Exchange For	Value	(Depreciation)

Euro	8/15/2008	12,350,012	$19,000	$19,248	$248
British Pound	8/15/2008	3,621,239	7,000	7,169	169
Japanese Yen	8/15/2008	1,872,216,000	18,000	17,370	(630)

					Net Unrealized
Foreign Currency	Delivery	Contracts to			Appreciation
Sale Contracts	Date	Deliver	In Exchange For	Value	(Depreciation)

Euro	8/15/2008	12,350,012	$19,051	$19,247	$(196)
British Pound	8/15/2008	3,621,239	7,045	7,169	(124)
Japanese Yen	8/15/2008	1,872,216,000	17,529	17,370	159

All dollar amounts are shown in thousands (000's)

		Schedule of Investments
	International Growth Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (99.29%)				COMMON STOCKS (continued)
Advertising Sales (0.28%)				Chemicals - Diversified (continued)
Teleperformance	159,919	$6,139		Koninklijke DSM NV (b)	93,713	$5,686

						58,594

Aerospace & Defense Equipment (0.36%)
Cobham PLC	1,972,534	7,895		Chemicals - Specialty (0.84%)
				Lonza Group AG	64,153	9,299
Agricultural Chemicals (3.01%)				SGL Carbon AG (a)	137,638	9,197

Agruim Inc (a)	154,300	13,559				18,496

Incitec Pivot Ltd	65,956	10,081		Coal (0.34%)
Potash Corp of Saskatchewan (a)	150,000	30,817		Fording Canadian Coal Trust (a)	83,600	7,390
Yara International ASA	165,150	11,733

		66,190		Commercial Banks (5.13%)

				Alpha Bank AE	481,238	14,190
Agricultural Operations (0.36%)
Golden Agri-Resources Ltd	6,769,000	3,498		Bank of Kyoto Ltd/The	422,000	4,396
Wilmar International Ltd (b)	1,368,000	4,373		BOC Hong Kong Holdings Ltd	2,386,000	6,007

		7,871		Chiba Bank Ltd/The	741,000	4,944

				DnB NOR ASA	482,100	6,157
Audio & Video Products (1.02%)				Hang Seng Bank Ltd	359,100	7,028
Matsushita Electric Industrial Co Ltd	884,000	18,638		Mitsubishi UFJ Financial Group Inc	2,304,600	20,350
Sony Corp	97,700	3,695		National Bank of Greece SA	260,072	12,251

		22,333		Nordea Bank AB	286,600	4,062

Auto - Car & Light Trucks (1.10%)				Standard Chartered PLC	751,459	22,894
Daihatsu Motor Co Ltd	413,000	4,893		Suruga Bank Ltd	429,000	5,348
Fiat SpA	621,241	10,630		Sydbank A/S	137,400	5,194

Honda Motor Co Ltd	271,100	8,654				112,821

		24,177		Commercial Services (0.65%)

Auto/Truck Parts & Equipment - Original (0.38%)				Aggreko PLC	616,386	8,629
Toyoda Gosei Co Ltd	171,600	4,707		Intertek Group PLC	281,240	5,627

Toyota Boshoku Corp	164,500	3,636				14,256

		8,343		Computer Data Security (0.23%)

Brewery (0.37%)				Gemalto NV (a)	136,811	5,159
Asahi Breweries Ltd	436,800	8,217
				Computer Services (0.26%)
Building - Heavy Construction (0.57%)				CGI Group Inc (a)	542,816	5,778
Vinci SA (b)	222,316	12,570
				Computers (1.38%)
Building & Construction - Miscellaneous (0.66%)				Research in Motion Ltd (a)	247,600	30,429
Koninklijke Boskalis Westminster NV	100,499	5,370
Leighton Holdings Ltd (b)	232,253	9,172		Computers - Integrated Systems (0.68%)

		14,542		Fujitsu Ltd	1,601,000	11,579

				Ingenico	123,655	3,342

Building Products - Air & Heating (0.52%)						14,921

Daikin Industries Ltd	269,800	11,521
				Computers - Peripheral Equipment (0.35%)
Building Products - Cement & Aggregate (0.71%)				Logitech International SA (a)	286,366	7,583
Lafarge SA (b)	113,909	15,497
				Cosmetics & Toiletries (0.27%)
Chemicals - Diversified (2.67%)				Oriflame Cosmetics SA	91,100	5,895
BASF SE	148,552	9,463
Bayer AG	315,812	27,149		Dialysis Centers (0.47%)
K+S AG	132,000	16,296		Fresenius Medical Care AG & Co KGaA	187,298	10,352

		Schedule of Investments
	International Growth Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Diversified Manufacturing Operations (0.89%)				Engineering - Research & Development Services (1.28%)
Siemens AG	160,874	$19,555		ABB Ltd (a)	1,071,886	$28,101

Diversified Minerals (6.02%)				Enterprise Software & Services (0.86%)
Anglo American PLC	539,905	30,864		Autonomy Corp PLC (a)	383,105	8,079
BHP Billiton Ltd	1,242,332	46,359		Aveva Group PLC	201,573	6,249
BHP Billiton PLC	642,006	21,235		Temenos Group AG (a)	156,447	4,608

Tek Cominco Limited (a)	291,700	13,398				18,936

Xstrata PLC	284,238	20,387		Entertainment Software (0.62%)

		132,243		Konami Corp	170,200	5,382

Diversified Operations (1.65%)				UBISOFT Entertainment (a)	83,449	8,213

GEA Group AG	269,436	8,869				13,595

Groupe Bruxelles Lambert SA	47,363	5,254		Filtration & Separation Products (0.45%)
Hutchison Whampoa Ltd	1,374,000	12,853		Alfa Laval AB	642,100	9,985
Noble Group Ltd	3,348,000	5,222
Wharf Holdings Ltd	909,000	4,018		Finance - Credit Card (0.26%)

		36,216		Credit Saison Co Ltd	268,500	5,635

E-Commerce - Services (0.26%)
				Finance - Other Services (1.34%)
Rakuten Inc	11,471	5,757
				ICAP PLC	886,823	8,757
Electric - Integrated (4.77%)				IG Group Holdings PLC	707,605	4,948
E.ON AG	248,723	47,519		Man Group PLC	1,309,398	15,765

Enel SpA	968,177	8,948				29,470

Fortum Oyj	265,783	11,716		Food - Catering (0.48%)
International Power PLC	1,646,612	13,384		Compass Group PLC	1,484,314	10,599
RWE AG	72,005	8,606
Suez SA	243,411	14,562		Food - Miscellaneous/Diversified (3.96%)

		104,735		Nestle SA	1,414,290	62,038

				Unilever NV	382,124	10,538
Electric - Transmission (0.27%)				Unilever PLC	525,130	14,398

Terna Rete Elettrica Nazionale SpA	1,424,332	5,911
						86,974

Electric Products - Miscellaneous (1.43%)				Food - Retail (2.29%)
Hitachi Ltd	2,343,000	16,890		Colruyt SA	33,368	9,297
Mitsubishi Electric Corp	1,479,000	14,576		Tesco PLC	1,320,034	9,387

		31,466		WM Morrison Supermarkets PLC	2,651,812	13,540

Electronic Components - Miscellaneous (1.00%)				Woolworths Ltd	766,294	18,071

Chemring Group PLC	123,689	5,815				50,295

Hosiden Corp (b)	328,000	5,347		Gambling (Non-Hotel) (0.58%)
Laird PLC	323,539	1,856		OPAP SA	249,997	8,945
Nippon Electric Glass Co Ltd	614,000	9,036		Paddy Power PLC	135,673	3,781

		22,054				12,726

E-Marketing & Information (0.24%)				Gas - Distribution (0.88%)
CyberAgent Inc (b)	3,930	5,197		GDF Suez (b)	310,069	19,405

Energy (0.28%)				Gold Mining (0.75%)
Centennial Coal Company Ltd (b)	1,278,851	6,174		Barrick Gold Corp. (a)	389,600	16,498

Energy - Alternate Sources (0.84%)				Import & Export (2.73%)
Vestas Wind Systems A/S (a)	141,100	18,402		ITOCHU Corp	1,049,000	10,424
				Marubeni Corp	1,694,000	12,341

		Schedule of Investments
	International Growth Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Import & Export (continued)				Multi-Line Insurance (0.62%)
Mitsubishi Corp	698,400	$20,351		Mapfre SA	1,067,077	$5,316
Mitsui & Co Ltd	594,000	12,187		Zurich Financial Services AG	31,761	8,348

Sojitz Corp	1,530,477	4,686				13,664

		59,989		Multimedia (0.52%)

Instruments - Controls (0.22%)				Vivendi (b)	273,642	11,441
Rotork Plc	227,914	4,902
				Office Automation & Equipment (0.38%)
International Equity (0.25%)				Canon Inc	181,330	8,288
iShares MSCI EAFE Index Fund (b)	82,677	5,489
				Oil - Field Services (0.88%)
Leisure & Recreation Products (0.19%)				Fugro NV	104,209	7,394
Sankyo Co Ltd	70,500	4,271		John Wood Group PLC	727,614	6,073
				Petrofac Ltd	465,703	5,897

Life & Health Insurance (1.00%)						19,364

Prudential PLC	1,480,444	15,839
T&D Holdings Inc	96,200	6,070		Oil & Gas Drilling (0.19%)

		21,909		Precision Drilling Trust (a)	189,200	4,235

Lottery Services (0.27%)				Oil Company - Exploration & Production (2.89%)
Lottomatica SpA	187,618	5,850		Addax Petroleum Corp	138,800	5,421
				Canadian Oil Sands Trust (b)	164,200	8,249
Machinery - Construction & Mining (0.64%)				Dana Petroleum PLC (a)	157,805	4,485
Komatsu Ltd	570,800	14,175		EnCana Corp (a)	365,500	26,378
				Inpex Holdings Inc	966	9,771
Machinery - General Industry (1.72%)
				Nexen (a)	295,700	9,302

Alstom SA (b)	170,058	19,036
						63,606

FLSmidth & Co A/S	88,900	8,546
MAN AG	101,204	10,148		Oil Company - Integrated (3.11%)

		37,730		BG Group PLC	1,384,516	31,236

				Husky Energy Inc (b)	238,300	10,552
Medical - Biomedical/Gene (0.61%)
				OMV AG	107,818	7,424
CSL Ltd/Australia	412,866	13,349
				StatoilHydro ASA	461,250	14,941
Medical - Drugs (6.69%)				Suncor Energy Inc (a)	75,900	4,126

AstraZeneca PLC	148,742	7,226				68,279

GlaxoSmithKline PLC	1,311,553	30,573		Photo Equipment & Supplies (0.53%)
Grifols SA	187,794	5,618		Nikon Corp (b)	403,000	11,709
Hisamitsu Pharmaceutical Co Inc	143,800	6,024
Novartis AG	848,107	50,348		Property & Casualty Insurance (0.82%)
Novo Nordisk A/S	277,975	17,625		Millea Holdings Inc	369,200	13,852
Roche Holding AG	159,885	29,541		Mitsui Sumitomo Insurance Group Holding,

		146,955		Inc.	126,000	4,177

						18,029

Medical Products (0.32%)
Sonova Holding AG	97,909	7,116		Publishing - Books (0.50%)
				Reed Elsevier NV (b)	665,479	11,023
Metal - Diversified (2.20%)
Rio Tinto Ltd (b)	208,174	24,368		Reinsurance (0.51%)
Rio Tinto PLC	228,831	23,947		Hannover Rueckversicherung AG	103,165	4,881

		48,315		Muenchener Rueckversicherungs AG	38,647	6,417

						11,298

Metal - Iron (0.17%)
Mount Gibson Iron Ltd (a)	1,546,787	3,771

		Schedule of Investments
	International Growth Fund
		July 31, 2008 (unaudited)

	Shares	Value				Shares		Value
	Held	(000	's)			Held		(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
REITS - Diversified (0.45%)				Tobacco (2.39%)
Unibail-Rodamco (b)	44,270	$9,904		British American Tobacco PLC		743,405		$26,842
				Imperial Tobacco Group PLC		689,761		25,761

Retail - Apparel & Shoe (1.18%)								52,603

Fast Retailing Co Ltd	94,096	10,528
Hennes & Mauritz AB	289,575	15,453		Tools	- Hand Held (0.24%)

		25,981		Makita Corp		151,000		5,167

Retail - Computer Equipment (0.32%)				Toys	(1.03%)
Game Group PLC	1,373,878	6,960		Nintendo Co Ltd		46,800		22,707

Retail - Consumer Electronics (0.24%)				Transport - Marine (0.97%)
GOME Electrical Appliances Holdings Ltd	12,468,000	5,228		Mitsui OSK Lines Ltd		994,000		12,872
				Nippon Yusen KK		985,000		8,417

Retail - Convenience Store (0.53%)								21,289

FamilyMart Co Ltd	129,400	5,666
Lawson Inc	115,000	5,946		Transport - Services (0.59%)

		11,612		Stagecoach Group PLC		1,566,917		8,813

				Viterra Inc (a)		347,400		4,105

Retail - Drug Store (0.52%)								12,918

Shoppers Drug Mart Corp	216,500	11,494
				Water Treatment Systems (0.24%)
Retail - Music Store (0.17%)				Kurita Water Industries Ltd		163,600		5,199
HMV Group PLC	1,523,750	3,631
				Wireless Equipment (1.03%)
Rubber - Tires (0.42%)				Nokia OYJ		829,937		22,651

Nokian Renkaat OYJ	215,419	9,275		TOTAL COMMON STOCKS			$2,182,049

						Principal
Security Services (0.35%)						Amount		Value
G4S PLC	2,014,539	7,688				(000	's)	(000	's)

Soap & Cleaning Products (0.97%)				SHORT TERM INVESTMENTS (0.66%)
Reckitt Benckiser Group PLC	390,750	21,319		Commercial Paper (0.66%)
				Investment in Joint Trading Account; HSBC
				Funding
Steel - Producers (1.94%)				2.12%, 8/ 1/2008		$7,250		$7,250
ArcelorMittal	211,793	18,736		Investment in Joint Trading Account;
BlueScope Steel Ltd	922,431	10,021		Prudential Funding
JFE Holdings Inc	130,300	6,333		2.12%, 8/ 1/2008		7,251		7,251

OneSteel Ltd	1,185,937	7,517						14,501

		42,607		TOTAL SHORT TERM INVESTMENTS			$14,501

Steel - Specialty (0.29%)
				REPURCHASE AGREEMENTS (5.58%)
Hitachi Metals Ltd	381,000	6,279
				Money Center Banks (5.58%)
Steel Pipe & Tube (0.38%)				Deutsche Bank Repurchase Agreement;
				2.18% dated 07/31/08 maturing 08/01/08
Vallourec SA	27,853	8,293		(collateralized by U.S. Government
				Agency Issues; $124,230,000; 0.00% -
Telephone - Integrated (2.90%)				6.625%; dated 08/01/08 - 07/15/16) (c)		$123,256		$122,514

Belgacom SA	99,892	3,929		TOTAL REPURCHASE AGREEMENTS			$122,514

Koninklijke (Royal) KPN NV (b)	964,873	16,797		Total Investments			$2,319,064
Telefonica SA	1,661,444	43,110		Liabilities in Excess of Other Assets, Net - (5.53)%				(121,486)

		63,836

				TOTAL NET ASSETS - 100.00%			$2,197,578

Television (0.17%)
Modern Times Group AB	66,825	3,753

Schedule of Investments International Growth Fund July 31, 2008 (unaudited)

(a) Non-Income Producing Security
(b)	Security or a portion of the security was on loan at the end of the period.
(c)	Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$205,502
Unrealized Depreciation	(146,290)

Net Unrealized Appreciation (Depreciation)	59,212
Cost for federal income tax purposes	2,259,852
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent

United Kingdom	20.07%
Japan	18.47%
Switzerland	10.59%
Canada	8.93%
Germany	8.12%
Australia	6.78%
United States	6.48%
France	6.08%
Netherlands	2.59%
Spain	2.46%
Denmark	2.26%
Finland	1.99%
Hong Kong	1.84%
Greece	1.61%
Sweden	1.51%
Norway	1.49%
Italy	1.43%
Luxembourg	1.12%
Belgium	0.84%
Singapore	0.36%
Austria	0.34%
Ireland	0.17%
Liabilities in Excess of Other Assets, Net	(5.53%)

TOTAL NET ASSETS	100.00%

		Schedule of Investments
		LargeCap Blend Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (97.28%)				COMMON STOCKS (continued)
Aerospace & Defense (2.43%)				Chemicals - Specialty (continued)
General Dynamics Corp	88,301	$7,871		Terra Industries Inc	21,200	$1,145

Lockheed Martin Corp	59,329	6,190				2,808

Northrop Grumman Corp	98,832	6,660		Coal (0.34%)
Raytheon Co	11,890	677		Alpha Natural Resources Inc (a)	22,151	2,192

		21,398		Massey Energy Co	11,245	835

Agricultural Chemicals (2.14%)						3,027

CF Industries Holdings Inc	46,343	7,575		Commercial Banks (0.44%)
Monsanto Co	69,517	8,280		BB&T Corp (b)	57,063	1,599
Mosaic Co/The	23,678	3,012		Marshall & Ilsley Corp (b)	62,153	945

		18,867		Regions Financial Corp (b)	123,677	1,172

Agricultural Operations (0.93%)				Synovus Financial Corp (b)	13,500	128

Archer-Daniels-Midland Co	159,147	4,556				3,844

Bunge Ltd	36,491	3,610		Commercial Services - Finance (0.30%)

		8,166		Mastercard Inc	3,530	862

Apparel Manufacturers (0.04%)				Moody's Corp (b)	5,970	208
Coach Inc (a)	12,852	328		Western Union Co/The	55,999	1,548

						2,618

Applications Software (2.26%)
Microsoft Corp	742,941	19,108		Computer Aided Design (0.05%)
Salesforce.com Inc (a)	13,239	845		Autodesk Inc (a)	13,530	431

		19,953		Computer Services (0.01%)

Athletic Footwear (0.33%)				SRA International Inc (a)(b)	2,509	55
Nike Inc	49,415	2,900
				Computers (3.60%)
Beverages - Non-Alcoholic (0.97%)				Apple Inc (a)	84,663	13,457
Coca-Cola Co/The	11,627	599		Dell Inc (a)	278,768	6,849
Dr Pepper Snapple Group Inc (a)(b)	11,498	238		Hewlett-Packard Co	196,163	8,788
PepsiCo Inc	115,916	7,715		International Business Machines Corp	9,648	1,235

		8,552		Sun Microsystems Inc (a)	127,648	1,357

Brewery (0.09%)						31,686

Anheuser-Busch Cos Inc	11,265	763		Computers - Integrated Systems (0.09%)
				Brocade Communications Systems Inc (a)	53,223	359
Cable TV (0.48%)				Teradata Corp (a)	19,200	450

Comcast Corp	55,165	1,137				809

Comcast Corp	7,989	164
DIRECTV Group Inc/The (a)(b)	103,357	2,793		Computers - Memory Devices (1.19%)
DISH Network Corp (a)	3,965	117		EMC Corp/Massachusetts (a)	416,837	6,257

		4,211		NetApp Inc (a)(b)	7,428	190

				Seagate Technology	165,410	2,476
Chemicals - Diversified (0.08%)				Western Digital Corp (a)	54,981	1,583

FMC Corp	9,500	707				10,506

Chemicals - Specialty (0.32%)				Consulting Services (0.54%)
Ashland Inc	9,675	404		Accenture Ltd	113,744	4,750
Chemtura Corp	25,900	169
Cytec Industries Inc	4,423	239		Containers - Metal & Glass (0.02%)
Lubrizol Corp	8,922	444		Owens-Illinois Inc (a)	4,515	191
Minerals Technologies Inc (b)	6,300	407		Cosmetics & Toiletries (1.75%)
				Avon Products Inc	26,440	1,121

		Schedule of Investments
		LargeCap Blend Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Cosmetics & Toiletries (continued)				Electric - Integrated (continued)
Colgate-Palmolive Co	4,343	$323		MDU Resources Group Inc	1,801	$57
Procter & Gamble Co	213,897	14,006		Northeast Utilities	10	-

		15,450		OGE Energy Corp (b)	3,840	126

Data Processing & Management (0.24%)				PPL Corp	58,299	2,738

Acxiom Corp	2,012	26				20,481

Broadridge Financial Solutions Inc	27,191	563		Electric Products - Miscellaneous (0.71%)
SEI Investments Co	64,794	1,492		Emerson Electric Co	128,134	6,240

		2,081

				Electronic Components - Semiconductors (1.87%)
Dental Supplies & Equipment (0.02%)				Broadcom Corp (a)	6,557	159
Dentsply International Inc	4,587	185		Intel Corp	406,759	9,026
Diagnostic Equipment (0.00%)				LSI Corp (a)	2,795	20
Gen-Probe Inc (a)	632	34		MEMC Electronic Materials Inc (a)	9,875	456
				Microchip Technology Inc (b)	195	6
Diagnostic Kits (0.01%)				Nvidia Corp (a)	1	-
Idexx Laboratories Inc (a)	952	51		QLogic Corp (a)	54	1
				Texas Instruments Inc	280,801	6,846

Disposable Medical Products (0.04%)						16,514

CR Bard Inc	3,600	334
				Electronic Forms (0.43%)
Distribution & Wholesale (0.10%)				Adobe Systems Inc (a)	90,940	3,760
Ingram Micro Inc (a)	29,207	538
Tech Data Corp (a)	10,755	375		Engineering - Research & Development Services (0.60%)

				Fluor Corp	18,964	1,543
		913

				KBR Inc	46,727	1,332
Diversified Manufacturing Operations (3.26%)				McDermott International Inc (a)	50,838	2,423

3M Co	39,163	2,757				5,298

General Electric Co	561,573	15,887
Honeywell International Inc	79,193	4,026		Enterprise Software & Services (0.39%)
				Advent Software Inc (a)(b)	4,933	215
Illinois Tool Works Inc	11,084	519
				CA Inc	5,478	130
Ingersoll-Rand Co Ltd (b)	56,152	2,021
				Oracle Corp (a)	143,141	3,082
Parker Hannifin Corp	3	-
				Sybase Inc (a)(b)	500	17

SPX Corp	9,827	1,246
						3,444

Tyco International Ltd	50,490	2,250

		28,706		Entertainment Software (0.11%)

				Activision Blizzard Inc (a)	28,018	1,008
E-Commerce - Products (0.20%)
Amazon.com Inc (a)	23,300	1,779		Fiduciary Banks (0.84%)
				Bank of New York Mellon Corp/The	185,462	6,584
E-Commerce - Services (0.33%)
				State Street Corp	11,445	820

eBay Inc (a)	111,515	2,807
						7,404

NetFlix Inc (a)	4,347	134

		2,941		Finance - Credit Card (0.25%)

				American Express Co	60,461	2,244
Electric - Integrated (2.32%)
Dominion Resources Inc/VA	52,788	2,332		Finance - Investment Banker & Broker (1.96%)
Duke Energy Corp	327,324	5,754		Citigroup Inc	184,021	3,439
Entergy Corp	10,922	1,168		JPMorgan Chase & Co	339,568	13,797

Exelon Corp	30,654	2,410				17,236

FirstEnergy Corp	72,626	5,342
FPL Group Inc	7,500	484		Finance - Other Services (0.21%)
Hawaiian Electric Industries Inc (b)	2,816	70		CME Group Inc	4,455	1,604

		Schedule of Investments
		LargeCap Blend Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Finance - Other Services (continued)				Machinery - Construction & Mining (1.03%)
NYSE Euronext	4,488	$212		Bucyrus International Inc	14,690	$1,029

		1,816		Caterpillar Inc	81,532	5,668

Food - Meat Products (0.66%)				Joy Global Inc	32,696	2,361

Hormel Foods Corp	17,697	640				9,058

Tyson Foods Inc	347,800	5,182		Machinery - Farm (0.46%)

		5,822		AGCO Corp (a)(b)(c)	46,161	2,763

Food - Retail (0.91%)				Deere & Co	17,805	1,249

Kroger Co/The	242,833	6,867				4,012

Safeway Inc	36,052	963		Machinery - Pumps (0.17%)
SUPERVALU Inc	8,537	219		Flowserve Corp	11,396	1,520

		8,049

				Machinery Tools & Related Products (0.01%)
Health Care Cost Containment (0.10%)				Lincoln Electric Holdings Inc	677	54
McKesson Corp	16,004	896
				Medical - Biomedical/Gene (2.60%)
Hospital Beds & Equipment (0.07%)				Amgen Inc (a)	110,417	6,916
Hill-Rom Holdings Inc	11,877	334		Biogen Idec Inc (a)	140,414	9,795
Kinetic Concepts Inc (a)(b)	8,586	300		Celgene Corp (a)	2,091	158

		634		Gilead Sciences Inc (a)	105,305	5,684

Human Resources (0.08%)				PDL BioPharma Inc	29,614	331

Manpower Inc	15,148	727				22,884

MPS Group Inc (a)	1,679	19

				Medical - Drugs (5.06%)
		746		Abbott Laboratories	63,369	3,570

Independent Power Producer (0.60%)				Bristol-Myers Squibb Co	51,662	1,091
Dynegy Inc (a)	13,294	89		Eli Lilly & Co	151,665	7,145
NRG Energy Inc (a)	34,194	1,241		Merck & Co Inc	292,716	9,630
Reliant Energy Inc (a)	216,171	3,915		Pfizer Inc	1,106,084	20,651

		5,245		Wyeth	61,526	2,493

Instruments - Scientific (0.17%)						44,580

Thermo Fisher Scientific Inc (a)	24,378	1,475		Medical - HMO (0.03%)
Varian Inc (a)(b)	700	35		WellPoint Inc (a)	5,906	310

		1,510

				Medical - Nursing Homes (0.01%)
Internet Security (0.87%)
				Kindred Healthcare Inc (a)(b)	3,439	93
Symantec Corp (a)	274,107	5,775
VeriSign Inc (a)	58,864	1,916		Medical - Wholesale Drug Distribution (0.33%)

		7,691		AmerisourceBergen Corp	68,685	2,876

Investment Management & Advisory Services (1.42%)
Ameriprise Financial Inc	45,811	1,947		Medical Instruments (0.86%)
BlackRock Inc (b)	16,891	3,660		Beckman Coulter Inc	1,316	95
Eaton Vance Corp	135,305	5,025		Boston Scientific Corp (a)	212,268	2,524
Franklin Resources Inc	5,544	558		Medtronic Inc	92,526	4,888
Invesco Ltd	55,807	1,300		St Jude Medical Inc (a)	2,314	108

		12,490				7,615

Life & Health Insurance (0.46%)				Medical Products (1.73%)
Lincoln National Corp	22,506	1,074		Baxter International Inc	16,677	1,144
Prudential Financial Inc	43,649	3,010		Becton Dickinson & Co	9,093	772

		4,084		Covidien Ltd	44,986	2,215

				Johnson & Johnson	156,704	10,730

		Schedule of Investments
		LargeCap Blend Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Medical Products (continued)				Oil & Gas Drilling (continued)
Varian Medical Systems Inc (a)	6,664	$400		Nabors Industries Ltd (a)	1	$-

		15,261		Patterson-UTI Energy Inc	18,745	533

Metal - Aluminum (0.03%)				Unit Corp (a)(b)	1,659	112

Alcoa Inc	6,716	227				895

				Oil Company - Exploration & Production (5.27%)
Metal - Copper (0.11%)				Anadarko Petroleum Corp	149,103	8,635
Southern Copper Corp (b)	34,483	958		Apache Corp	54,759	6,142
				Bill Barrett Corp (a)(b)	12,768	525
Metal Processors & Fabrication (0.19%)
				Cabot Oil & Gas Corp	25,521	1,123
Commercial Metals Co	37,031	1,105
				Cimarex Energy Co	4,527	236
Worthington Industries Inc (b)	33,116	588

				Continental Resources Inc/OK (a)(b)	56,740	3,241
		1,693

				Denbury Resources Inc (a)	6,074	171
Miscellaneous Manufacturers (0.01%)				Devon Energy Corp	79,792	7,571
Aptargroup Inc	2,403	93		Encore Acquisition Co (a)	8,124	503
				EOG Resources Inc	32,042	3,221
Multi-Line Insurance (1.44%)				Mariner Energy Inc (a)(b)	4,816	127
ACE Ltd	25,311	1,283
				Noble Energy Inc	31,400	2,320
Allstate Corp/The	3,879	179
				Occidental Petroleum Corp	73,689	5,809
American International Group Inc	10,435	272
				Pioneer Natural Resources Co	47,191	2,806
Loews Corp	29,558	1,317
				St Mary Land & Exploration Co (b)	9,495	404
MetLife Inc	189,103	9,601

				Ultra Petroleum Corp (a)	30,853	2,202
		12,652		W&T Offshore Inc (b)	30,909	1,368

Multimedia (1.98%)						46,404

Time Warner Inc	826,600	11,837
				Oil Company - Integrated (4.79%)
Walt Disney Co/The	184,473	5,599

				Chevron Corp	96,221	8,136
		17,436		ConocoPhillips	39,998	3,265

Networking Products (1.99%)				Exxon Mobil Corp	382,673	30,778

Cisco Systems Inc (a)	502,090	11,041				42,179

Juniper Networks Inc (a)	247,980	6,455
				Oil Field Machinery & Equipment (0.70%)
Polycom Inc (a)(b)	1,341	32

				Cameron International Corp (a)	28,400	1,356
		17,528		FMC Technologies Inc (a)(b)	56,405	3,485

Office Furnishings - Original (0.02%)				National Oilwell Varco Inc (a)	16,893	1,328

Herman Miller Inc	5,700	149				6,169

Oil - Field Services (2.11%)				Oil Refining & Marketing (0.34%)
Baker Hughes Inc	32,304	2,678		Valero Energy Corp	89,398	2,987
BJ Services Co	2,952	87
				Pharmacy Services (1.44%)
Exterran Holdings Inc (a)(b)	16,173	913
				Express Scripts Inc (a)	54,305	3,831
Global Industries Ltd (a)	516	6
				Medco Health Solutions Inc (a)	179,000	8,875

Halliburton Co	274,838	12,318
						12,706

Oceaneering International Inc (a)	13,792	836
Oil States International Inc (a)	958	53		Property & Casualty Insurance (0.71%)
SEACOR Holdings Inc (a)(b)	6,776	567		Arch Capital Group Ltd (a)	2,900	202
Smith International Inc	12,606	938		Chubb Corp	43,254	2,078
Superior Energy Services Inc (a)(b)	3,754	178		Travelers Cos Inc/The	89,445	3,946

		18,574				6,226

Oil & Gas Drilling (0.10%)				Real Estate Management & Services (0.13%)
Diamond Offshore Drilling Inc	2,100	250		Jones Lang LaSalle Inc (b)	23,152	1,103

		Schedule of Investments
		LargeCap Blend Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Regional Banks (4.44%)				Retail - Consumer Electronics (0.41%)
Bank of America Corp	536,196	$17,641		Best Buy Co Inc	90,944	$3,612
Capital One Financial Corp (b)	101,697	4,257
PNC Financial Services Group Inc	19,764	1,409		Retail - Discount (2.97%)
SunTrust Banks Inc	20,923	859		Big Lots Inc (a)(b)	62,387	1,900
US Bancorp	103,238	3,160		BJ's Wholesale Club Inc (a)(b)	110,886	4,162
Wachovia Corp (b)	133,251	2,301		Costco Wholesale Corp	112,186	7,032
Wells Fargo & Co	312,175	9,450		Dollar Tree Inc (a)	8,466	317

		39,077		Target Corp	20,964	948

				Wal-Mart Stores Inc	201,739	11,826

Reinsurance (0.07%)						26,185

Berkshire Hathaway Inc - Class A (a)	1	114
Endurance Specialty Holdings Ltd (b)	17,858	547		Retail - Drug Store (0.42%)

		661		CVS/Caremark Corp	100,234	3,659

REITS - Apartments (0.61%)				Retail - Major Department Store (0.69%)
AvalonBay Communities Inc	27,050	2,697		TJX Cos Inc	181,300	6,112
Equity Residential	62,411	2,694

		5,391		Retail - Restaurants (1.43%)

REITS - Healthcare (0.25%)				Chipotle Mexican Grill Inc (a)(b)	3,554	243
HCP Inc	2,177	79		McDonald's Corp	200,315	11,977
Nationwide Health Properties Inc (b)	8,446	313		Yum! Brands Inc	11,557	414

Ventas Inc	39,683	1,780				12,634

		2,172		Savings & Loans - Thrifts (0.19%)

REITS - Office Property (0.04%)				Hudson City Bancorp Inc	92,911	1,697
SL Green Realty Corp	4,004	334
				Schools (0.44%)
REITS - Regional Malls (0.34%)				Apollo Group Inc (a)	58,647	3,653
Macerich Co/The (b)	25,712	1,423		DeVry Inc	4,471	254

Simon Property Group Inc	17,134	1,587				3,907

		3,010		Semiconductor Equipment (0.01%)

REITS - Shopping Centers (0.06%)				Applied Materials Inc	7,195	125
Federal Realty Investment Trust (b)	4,265	310
				Steel - Producers (0.61%)
Regency Centers Corp	3,035	180

				Carpenter Technology Corp (b)	36,278	1,404
		490

				Reliance Steel & Aluminum Co	35,590	2,248
REITS - Warehouse & Industrial (0.88%)				Schnitzer Steel Industries Inc	19,394	1,750

AMB Property Corp	23,381	1,145				5,402

Prologis	135,896	6,642

				Telecommunication Equipment (0.01%)
		7,787

				Adtran Inc	113	2
Retail - Apparel & Shoe (0.47%)				Nortel Networks Corp (a)(b)	5,179	40
Aeropostale Inc (a)(b)	114,621	3,696		Plantronics Inc	1,084	26
Ross Stores Inc	7,885	299		Tellabs Inc (a)	12,181	63

Urban Outfitters Inc (a)	3,472	115				131

		4,110

				Telephone - Integrated (3.39%)
Retail - Automobile (0.02%)				AT&T Inc (c)	564,030	17,378
Copart Inc (a)	3,995	175		Sprint Nextel Corp	93,404	760
				Verizon Communications Inc	344,194	11,716

Retail - Computer Equipment (0.60%)						29,854

GameStop Corp (a)(b)	129,526	5,247

		Schedule of Investments
		LargeCap Blend Fund I
		July 31, 2008 (unaudited)

						Principal
	Shares	Value				Amount		Value
	Held	(000	's)			(000	's)	(000	's)

COMMON STOCKS (continued)				REPURCHASE AGREEMENTS (4.54%)
Television (0.81%)				Money Center Banks (4.54%)
CBS Corp	434,447	$7,108		Deutsche Bank Repurchase Agreement;
				2.18% dated 07/31/08 maturing 08/01/08
Tobacco (2.47%)				(collateralized by U.S. Government
Altria Group Inc	375,982	7,651		Agency Issues; $40,532,000; 0.00% -
				6.625%; dated 08/01/08 - 07/15/16) (d)		$40,214	$	39,972

Philip Morris International Inc	201,979	10,432
				TOTAL REPURCHASE AGREEMENTS			$39,972

Universal Corp/Richmond VA (b)	4,560	236
UST Inc	66,113	3,478		Total Investments			$897,061

		21,797		Liabilities in Excess of Other Assets, Net - (1.82)%				(16,064)

				TOTAL NET ASSETS - 100.00%			$880,997

Transport - Marine (0.03%)

Kirby Corp (a)(b)	5,074	242
				(a)	Non-Income Producing Security
Transport - Rail (0.78%)				(b)	Security or a portion of the security was on loan at the end of the period.
Burlington Northern Santa Fe Corp	31,683	3,299		(c)	Security or a portion of the security was pledged to cover margin
CSX Corp	15,786	1,067			requirements for futures contracts. At the end of the period, the value of
Kansas City Southern (a)	1,889	104			these securities totaled $2,943 or 0.33% of net assets.
Norfolk Southern Corp	28,693	2,063		(d)	Security was purchased with the cash proceeds from securities loans.
Union Pacific Corp	4,193	346

		6,879		Unrealized Appreciation (Depreciation)

				The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Transport - Services (0.63%)				of investments held by the fund as of the period end were as follows:
CH Robinson Worldwide Inc	3,600	173
Expeditors International Washington Inc	21,068	748		Unrealized Appreciation		$36,563
United Parcel Service Inc	73,174	4,616		Unrealized Depreciation				(102,826)

		5,537		Net Unrealized Appreciation (Depreciation)				(66,263)

				Cost for federal income tax purposes				963,324
Transport - Truck (0.80%)				All dollar amounts are shown in thousands (000's)
JB Hunt Transport Services Inc	121,277	4,485
Landstar System Inc	22,766	1,151
Werner Enterprises Inc (b)	57,520	1,370			Futures Contracts
YRC Worldwide Inc (a)(b)	3,893	66

		7,072					Current	Unrealized

Vitamins & Nutrition Products (0.26%)					Number of	Original	Market	Appreciation/
Herbalife Ltd	52,716	2,277		Type	Contracts	Value	Value	(Depreciation)

				Buy:
Web Portals (1.10%)				S&P 500 eMini;
Google Inc (a)	14,223	6,738		September 2008	282	$18,702 $	17,866	$(836)
Sohu.com Inc (a)(b)	14,534	1,097		All dollar amounts are shown in thousands (000's)
Yahoo! Inc (a)	95,416	1,898

		9,733			Portfolio Summary (unaudited)

Wireless Equipment (0.77%)				Sector				Percent

Motorola Inc	58,367	504		Consumer, Non-cyclical				21.69%
Qualcomm Inc	113,289	6,270		Financial				19.26%

				Energy				13.65%
		6,774		Communications				11.94%

TOTAL COMMON STOCKS	$857,089			Industrial				11.29%
				Technology				10.26%

				Consumer, Cyclical				7.52%
				Basic Materials				3.29%
				Utilities				2.92%
				Liabilities in Excess of Other Assets, Net				(1.82%)

				TOTAL NET ASSETS				100.00%

Schedule of Investments LargeCap Blend Fund I July 31, 2008 (unaudited)

	Other Assets Summary (unaudited)

Asset Type		Percent

Futures		2.03%

		Schedule of Investments
		LargeCap Blend Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (99.29%)				COMMON STOCKS (continued)
Advertising Agencies (0.29%)				Beverages - Non-Alcoholic (continued)
Omnicom Group Inc	59,100	$2,523		Coca-Cola Enterprises Inc	94,400	$1,598
				PepsiCo Inc	140,300	9,339

Advertising Sales (0.15%)						20,562

Lamar Advertising Co (a)(b)	34,200	1,299
				Brewery (0.44%)
Aerospace & Defense (1.81%)				Anheuser-Busch Cos Inc	57,200	3,876
Boeing Co	51,900	3,172
General Dynamics Corp	44,240	3,944		Broadcasting Services & Programming (0.09%)
Lockheed Martin Corp	34,700	3,620		Discovery Holding Co (b)	40,800	811
Northrop Grumman Corp	36,200	2,439		Building - Residential & Commercial (0.18%)
Raytheon Co	22,600	1,287		Lennar Corp (a)	131,100	1,586
Rockwell Collins Inc	31,800	1,580

		16,042		Building Products - Wood (0.17%)

Aerospace & Defense Equipment (0.65%)				Masco Corp	88,900	1,466
United Technologies Corp	89,900	5,752
				Cable TV (0.72%)
Agricultural Chemicals (0.59%)				Cablevision Systems Corp	32,100	780
Monsanto Co	40,400	4,812		DISH Network Corp (b)	34,100	1,003
Potash Corp of Saskatchewan	2,200	449		Scripps Networks Interactive (a)	17,300	701

		5,261		Shaw Communications Inc	55,000	1,153

				Time Warner Cable Inc (a)(b)	96,100	2,732

Agricultural Operations (0.10%)						6,369

Archer-Daniels-Midland Co	29,800	853
				Casino Hotels (0.53%)
Airlines (0.10%)				Las Vegas Sands Corp (a)(b)	34,900	1,589
Southwest Airlines Co	55,000	857		Melco Crown Entertainment Ltd ADR (a)(b)	122,600	758
				MGM Mirage (a)(b)	40,736	1,182
Apparel Manufacturers (0.13%)				Wynn Resorts Ltd (a)	12,200	1,189

Coach Inc (b)	43,900	1,120				4,718

Applications Software (3.01%)				Casino Services (0.25%)
Intuit Inc (b)	8,100	221		International Game Technology	102,400	2,223
Microsoft Corp	906,100	23,305
Red Hat Inc (a)(b)	143,500	3,068		Cellular Telecommunications (0.29%)

		26,594		MetroPCS Communications Inc (b)	118,500	1,971

				NII Holdings Inc (a)(b)	10,100	552

Athletic Footwear (0.13%)						2,523

Nike Inc	20,300	1,191
				Chemicals - Diversified (0.78%)
Audio & Video Products (0.04%)				Dow Chemical Co/The	57,200	1,905
Harman International Industries Inc	7,700	317		EI Du Pont de Nemours & Co	114,000	4,995

						6,900

Auto - Car & Light Trucks (0.13%)				Chemicals - Specialty (0.15%)
General Motors Corp (a)	105,600	1,169		Ecolab Inc	14,900	666
Auto - Medium & Heavy Duty Trucks (0.23%)				Sigma-Aldrich Corp (a)	10,800	656

Paccar Inc	48,300	2,031				1,322

				Coal (0.69%)
Auto/Truck Parts & Equipment - Original (0.11%)				Arch Coal Inc (a)	21,900	1,233
Johnson Controls Inc	30,900	932		Consol Energy Inc	35,800	2,663
				Massey Energy Co	8,500	631
Beverages - Non-Alcoholic (2.33%)
Coca-Cola Co/The	186,900	9,625

		Schedule of Investments
		LargeCap Blend Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Coal (continued)				Cosmetics & Toiletries (2.26%)
Peabody Energy Corp	23,300	$1,577		Avon Products Inc	47,900	$2,031

		6,104		Colgate-Palmolive Co	19,700	1,463

Coatings & Paint (0.05%)				Procter & Gamble Co	251,457	16,465

Sherwin-Williams Co/The	8,700	463				19,959

				Data Processing & Management (0.09%)
Commercial Banks (0.48%)				Fiserv Inc (b)	17,000	813
BB&T Corp (a)	14,300	401
First Horizon National Corp (a)	141,700	1,332		Disposable Medical Products (0.08%)
Marshall & Ilsley Corp (a)	108,698	1,652		CR Bard Inc	7,600	706
Synovus Financial Corp (a)	92,500	880

		4,265		Diversified Financial Services (0.07%)

				IntercontinentalExchange Inc (b)	6,500	649
Commercial Services (0.03%)
Quanta Services Inc (a)(b)	7,200	222		Diversified Manufacturing Operations (4.62%)
				3M Co	62,600	4,407
Commercial Services - Finance (1.20%)				Cooper Industries Ltd	20,300	856
Automatic Data Processing Inc	51,900	2,217		Danaher Corp	89,500	7,129
H&R Block Inc	144,000	3,503		General Electric Co	557,100	15,760
Mastercard Inc	7,600	1,855		Honeywell International Inc	45,200	2,298
Moody's Corp (a)	15,300	533		Illinois Tool Works Inc	69,500	3,256
Paychex Inc	14,700	484		ITT Corp	27,500	1,841
Visa Inc	5,800	424		Leggett & Platt Inc (a)	55,600	1,084
Western Union Co/The	59,100	1,633		Tyco International Ltd	94,825	4,226

		10,649				40,857

Computer Aided Design (0.34%)				Diversified Minerals (0.19%)
Autodesk Inc (b)	95,300	3,039		BHP Billiton Ltd ADR (a)	16,200	1,210
Computer Services (0.15%)				Teck Cominco Ltd	10,400	478

Computer Sciences Corp (b)	27,800	1,317				1,688

				Drug Delivery Systems (0.05%)
Computers (4.44%)				Hospira Inc (b)	11,500	439
Apple Inc (b)	87,000	13,829
Dell Inc (b)	356,700	8,764		E-Commerce - Products (0.54%)
Hewlett-Packard Co	105,500	4,727		Amazon.com Inc (b)	62,100	4,741
International Business Machines Corp	93,400	11,953

		39,273		E-Commerce - Services (0.17%)

				Expedia Inc (b)	75,600	1,479
Computers - Memory Devices (0.52%)
EMC Corp/Massachusetts (b)	202,200	3,035		Electric - Generation (0.34%)
SanDisk Corp (a)(b)	56,800	801		AES Corp/The (b)	188,200	3,038
Seagate Technology	50,200	751

		4,587		Electric - Integrated (2.31%)

				Ameren Corp	4,500	185
Consulting Services (0.38%)
Accenture Ltd	81,000	3,383		Centerpoint Energy Inc	59,400	937
				Constellation Energy Group Inc	24,600	2,046
Consumer Products - Miscellaneous (0.88%)				Duke Energy Corp	51,000	896
Clorox Co	53,200	2,899		Entergy Corp	28,200	3,015
Fortune Brands Inc	28,600	1,639		FirstEnergy Corp	44,700	3,288
Kimberly-Clark Corp	56,300	3,256		PG&E Corp	33,100	1,275

		7,794		PPL Corp	86,300	4,053

				Public Service Enterprise Group Inc	52,200	2,182

		Schedule of Investments
		LargeCap Blend Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Electric - Integrated (continued)				Finance - Mortgage Loan/Banker (0.06%)
TECO Energy Inc (a)	107,100	$1,987		Fannie Mae	46,500	$535
Xcel Energy Inc	26,400	529

		20,393		Finance - Other Services (0.20%)

				CME Group Inc (a)	4,970	1,790
Electronic Components - Miscellaneous (0.63%)
Tyco Electronics Ltd	169,125	5,605		Food - Miscellaneous/Diversified (0.82%)
				General Mills Inc	18,300	1,178
Electronic Components - Semiconductors (1.65%)				Kraft Foods Inc (a)	153,042	4,870
Intel Corp	257,300	5,710		Sara Lee Corp	88,400	1,208

MEMC Electronic Materials Inc (b)	19,200	887				7,256

Nvidia Corp (b)	134,200	1,535
Texas Instruments Inc	205,800	5,017		Food - Retail (0.23%)
Xilinx Inc	59,800	1,485		Kroger Co/The	34,400	973

		14,634		SUPERVALU Inc	32,700	838

				Whole Foods Market Inc (a)	10,100	224

Electronic Measurement Instruments (0.14%)						2,035

Agilent Technologies Inc (b)	35,200	1,269
				Food - Wholesale & Distribution (0.15%)
Engineering - Research & Development Services (0.20%)				Sysco Corp	46,600	1,322
Fluor Corp	14,800	1,204
Foster Wheeler Ltd (b)	7,200	409		Forestry (0.11%)
McDermott International Inc (b)	3,600	171		Weyerhaeuser Co	18,300	978

		1,784

				Gas - Distribution (0.37%)
Enterprise Software & Services (0.15%)				NiSource Inc	21,800	372
Oracle Corp (b)	60,400	1,300		Sempra Energy	52,200	2,932

						3,304

Entertainment Software (0.17%)
Electronic Arts Inc (b)	34,100	1,472		Gold Mining (0.13%)
				Agnico-Eagle Mines Ltd (a)	21,000	1,148
Fiduciary Banks (0.98%)
Bank of New York Mellon Corp/The	102,900	3,653		Health Care Cost Containment (0.25%)
Northern Trust Corp	17,400	1,360		McKesson Corp	39,600	2,217
State Street Corp	51,500	3,690

				Hotels & Motels (0.30%)
		8,703

				Marriott International Inc/DE	100,700	2,609
Finance - Commercial (0.03%)
CIT Group Inc	32,300	274		Human Resources (0.10%)
				Monster Worldwide Inc (b)	10,300	183
Finance - Credit Card (0.31%)				Robert Half International Inc	26,200	662

American Express Co	56,300	2,090				845

Discover Financial Services	41,900	614

				Independent Power Producer (0.43%)
		2,704

				Dynegy Inc (b)	197,600	1,330
Finance - Investment Banker & Broker (4.14%)				NRG Energy Inc (b)	59,900	2,173
Citigroup Inc	566,300	10,584		Reliant Energy Inc (b)	17,000	308

Goldman Sachs Group Inc/The	31,900	5,871				3,811

Interactive Brokers Group Inc (a)(b)	25,100	704
				Industrial Gases (0.51%)
JPMorgan Chase & Co	242,728	9,862
				Praxair Inc	48,200	4,518
Lehman Brothers Holdings Inc	81,800	1,418
Merrill Lynch & Co Inc (a)	127,900	3,409		Instruments - Scientific (0.08%)
Morgan Stanley	120,300	4,750		Waters Corp (b)	10,500	713

		36,598

		Schedule of Investments
		LargeCap Blend Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Insurance Brokers (0.30%)				Medical - Wholesale Drug Distribution (0.06%)
Aon Corp	49,900	$2,286		Cardinal Health Inc	9,700	$521
Marsh & McLennan Cos Inc	12,400	350

		2,636		Medical Instruments (1.00%)

				Boston Scientific Corp (b)	100,700	1,197
Internet Security (0.06%)				Medtronic Inc	122,100	6,451
VeriSign Inc (b)	16,100	524		St Jude Medical Inc (b)	26,400	1,230

Investment Management & Advisory Services (0.47%)						8,878

Ameriprise Financial Inc	56,500	2,401		Medical Products (3.12%)
Franklin Resources Inc	17,500	1,761		Baxter International Inc	63,900	4,384

		4,162		Becton Dickinson & Co	20,000	1,698

Life & Health Insurance (0.40%)				Covidien Ltd	67,325	3,315
Prudential Financial Inc	51,200	3,531		Johnson & Johnson	224,200	15,351
				Stryker Corp	24,600	1,579
Machinery - Construction & Mining (0.36%)				Zimmer Holdings Inc (b)	18,100	1,248

Joy Global Inc	9,400	679				27,575

Terex Corp (b)	53,700	2,541		Metal - Aluminum (0.10%)

		3,220		Alcoa Inc	25,900	874

Machinery - Farm (0.55%)
Deere & Co	69,300	4,862		Metal - Diversified (0.39%)
				Freeport-McMoRan Copper & Gold Inc	35,210	3,407
Medical - Biomedical/Gene (2.27%)
Amgen Inc (b)	87,500	5,480		Metal - Iron (0.18%)
Biogen Idec Inc (b)	23,800	1,660		Cleveland-Cliffs Inc	14,300	1,550
Celgene Corp (b)	53,000	4,001
				Metal Processors & Fabrication (0.07%)
Genentech Inc (b)	9,200	877		Precision Castparts Corp	6,500	607
Genzyme Corp (b)	8,000	613
Gilead Sciences Inc (b)	125,700	6,785		Motorcycle/Motor Scooter (0.12%)
Millipore Corp (b)	9,600	676		Harley-Davidson Inc	27,000	1,022

		20,092

Medical - Drugs (3.93%)				Multi-Line Insurance (1.63%)
Abbott Laboratories	99,400	5,600		ACE Ltd	17,900	907
Allergan Inc/United States	48,400	2,513		American International Group Inc	187,900	4,895
Bristol-Myers Squibb Co	175,200	3,700		Assurant Inc	16,500	992
Cephalon Inc (a)(b)	8,800	644		Genworth Financial Inc	14,000	224
Eli Lilly & Co	78,800	3,712		Hartford Financial Services Group Inc	27,300	1,731
Merck & Co Inc	208,500	6,860		Loews Corp	35,400	1,577
Pfizer Inc	162,700	3,038		MetLife Inc	80,900	4,107

Schering-Plough Corp	163,300	3,442				14,433

Wyeth	130,000	5,268		Multimedia (1.44%)

		34,777		McGraw-Hill Cos Inc/The (a)	24,800	1,009

				Meredith Corp (a)	12,300	314
Medical - HMO (1.29%)
Aetna Inc	26,400	1,083		News Corp	132,400	1,871
Cigna Corp	53,700	1,988		Time Warner Inc	384,100	5,500
Coventry Health Care Inc (b)	24,800	877		Viacom Inc (b)	24,700	690
Humana Inc (b)	47,300	2,077		Walt Disney Co/The	110,200	3,345

UnitedHealth Group Inc	57,300	1,609				12,729

WellPoint Inc (b)	71,200	3,734		Networking Products (1.16%)

		11,368		Cisco Systems Inc (b)	268,100	5,896

		Schedule of Investments
		LargeCap Blend Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Networking Products (continued)				Pharmacy Services (0.46%)
Juniper Networks Inc (b)	167,200	$4,352		Medco Health Solutions Inc (b)	81,400	$4,036

		10,248

				Pipelines (0.64%)
Non-Hazardous Waste Disposal (0.33%)				Spectra Energy Corp	152,800	4,152
Allied Waste Industries Inc (b)	208,000	2,517		Williams Cos Inc	46,500	1,490

Republic Services Inc	13,200	429				5,642

		2,946

				Property & Casualty Insurance (0.43%)
Oil - Field Services (2.72%)				Progressive Corp/The	40,900	828
Baker Hughes Inc	58,400	4,842		Travelers Cos Inc/The	68,371	3,017

BJ Services Co	68,000	1,999				3,845

Schlumberger Ltd	156,800	15,931
Smith International Inc	17,000	1,264		Radio (0.07%)

		24,036		Sirius Satellite Radio Inc (b)	367,140	587

Oil & Gas Drilling (0.70%)				Regional Banks (3.62%)
Nabors Industries Ltd (a)(b)	37,100	1,353		Bank of America Corp	385,470	12,682
Transocean Inc	35,750	4,863		National City Corp (b)(c)(d)(e)	24,353	115

		6,216		National City Corp (a)	104,100	492

Oil Company - Exploration & Production (1.82%)				PNC Financial Services Group Inc	54,100	3,857
Devon Energy Corp	27,800	2,638		SunTrust Banks Inc	26,400	1,084
EOG Resources Inc	34,600	3,478		US Bancorp	171,000	5,234
Newfield Exploration Co (b)	24,200	1,185		Wachovia Corp	75,600	1,306
Occidental Petroleum Corp	53,500	4,218		Wells Fargo & Co	240,200	7,271

Range Resources Corp	13,700	665				32,041

XTO Energy Inc	82,357	3,890		Reinsurance (0.15%)

		16,074		Axis Capital Holdings Ltd	41,100	1,302

Oil Company - Integrated (7.10%)
Chevron Corp	180,700	15,280		REITS - Apartments (0.28%)
ConocoPhillips	61,300	5,003		Equity Residential	57,200	2,469
Exxon Mobil Corp	447,400	35,984		REITS - Office Property (0.24%)
Murphy Oil Corp	53,600	4,274		Boston Properties Inc	22,400	2,155
Total SA ADR	29,500	2,257

		62,798		REITS - Regional Malls (0.40%)

Oil Field Machinery & Equipment (0.55%)				Simon Property Group Inc	38,500	3,566
FMC Technologies Inc (a)(b)	46,700	2,885
				REITS - Warehouse & Industrial (0.13%)
National Oilwell Varco Inc (b)	24,947	1,962

				Prologis	24,400	1,193
		4,847

Oil Refining & Marketing (0.40%)				Retail - Apparel & Shoe (0.09%)
Sunoco Inc (a)	43,300	1,759		Ross Stores Inc	21,000	797
Valero Energy Corp	52,900	1,767

		3,526		Retail - Bedding (0.40%)

				Bed Bath & Beyond Inc (b)	128,400	3,573
Optical Supplies (0.11%)
Alcon Inc	5,400	931		Retail - Building Products (0.81%)
				Home Depot Inc	159,900	3,810
Paper & Related Products (0.28%)				Lowe's Cos Inc	167,000	3,394

International Paper Co	64,600	1,791				7,204

MeadWestvaco Corp	25,500	683

		2,474

		Schedule of Investments
		LargeCap Blend Fund II
		July 31, 2008 (unaudited)

	Shares	Value				Shares		Value
	Held	(000	's)			Held		(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Retail - Computer Equipment (0.03%)				Tobacco (1.09%)
GameStop Corp (b)	6,300	$255		Lorillard Inc		15,300		$1,027
				Philip Morris International Inc		166,400		8,594

Retail - Consumer Electronics (0.04%)								9,621

Best Buy Co Inc	9,800	389
				Tools	- Hand Held (0.05%)
Retail - Discount (1.75%)				Stanley Works/The		10,500		467
Costco Wholesale Corp	38,500	2,413
Target Corp	19,200	869		Toys	(0.10%)
Wal-Mart Stores Inc	207,700	12,175		Mattel Inc		44,000		882

		15,457		Transport - Rail (0.93%)

Retail - Drug Store (0.71%)				Canadian National Railway Co (a)		38,700		2,041
CVS/Caremark Corp	123,394	4,504		CSX Corp		14,800		1,000
Walgreen Co	51,800	1,779		Norfolk Southern Corp		18,300		1,316

		6,283		Union Pacific Corp		46,500		3,834

Retail - Regional Department Store (0.44%)								8,191

Kohl's Corp (b)	93,800	3,931		Transport - Services (0.31%)
				CH Robinson Worldwide Inc		9,000		434
Retail - Restaurants (0.97%)				Expeditors International Washington Inc		66,200		2,351

McDonald's Corp	92,600	5,536						2,785

Yum! Brands Inc	84,500	3,027

		8,563		Web Portals (1.17%)

				Google Inc (b)		21,900		10,375
Schools (0.11%)
Apollo Group Inc (b)	15,800	984		Wireless Equipment (1.55%)
				American Tower Corp (b)		63,992		2,681
Semiconductor Component - Integrated Circuits (0.36%)				Crown Castle International Corp (b)		46,200		1,765
Marvell Technology Group Ltd (b)	216,100	3,196		Motorola Inc		197,200		1,704
				Qualcomm Inc		137,300		7,598

Semiconductor Equipment (0.31%)
								13,748
Applied Materials Inc	119,300	2,066

ASML Holding NV	28,100	641		TOTAL COMMON STOCKS		$878,035

		2,707		PREFERRED STOCKS (0.03%)

Steel - Producers (0.24%)				Regional Banks (0.03%)
Nucor Corp	8,700	498		National City Corp (b)(d)(e)		3		284

United States Steel Corp	10,300	1,652		TOTAL PREFERRED STOCKS		$284

		2,150				Principal

Telecommunication Equipment (0.35%)						Amount		Value

Alcatel-Lucent ADR (a)	516,512	3,104				(000	's)	(000	's)

				SHORT TERM INVESTMENTS (0.06%)
Telecommunication Equipment - Fiber Optics (0.37%)				Commercial Paper (0.06%)
Corning Inc	59,272	1,186		United States Treasury Bill
JDS Uniphase Corp (a)(b)	187,900	2,054		0.00%, 8/14/2008 (b)(f)		$500		$500

		3,240		TOTAL SHORT TERM INVESTMENTS		$500

Telephone - Integrated (2.30%)
AT&T Inc	552,410	17,020
Sprint Nextel Corp	407,700	3,318

		20,338

Therapeutics (0.06%)
Warner Chilcott Ltd (a)(b)	30,500	516

Schedule of Investments
LargeCap Blend Fund II
July 31, 2008 (unaudited)

Portfolio Summary (unaudited)

Principal
Sector	Percent

Amount	Value
(000	's)	(000	's)	Consumer, Non-cyclical	22.68%

Financial	19.20%
REPURCHASE AGREEMENTS (4.82%)	Energy	14.62%
Commercial Banks - Non US (4.82%)	Technology	11.19%
BNP Paribas Securities Corporation	Industrial	10.92%
Repurchase Agreement; 2.19% dated	Communications	10.70%
07/31/08 maturing 08/01/08 (collateralized	Consumer, Cyclical	7.68%
by U.S. Government Agency Issues;	Basic Materials	3.70%
$42,959,000	; 0.00% - 6.75%; dated	Utilities	3.45%
08/08/08 - 11/27/37) (g)	$42,894	$	42,635	Government	0.06%

Liabilities in Excess of Other Assets, Net	(4.20%)

TOTAL REPURCHASE AGREEMENTS	$42,635	TOTAL NET ASSETS	100.00%

Total Investments	$921,454
Other Assets Summary (unaudited)

Liabilities in Excess of Other Assets, Net - (4.20)%	(37,136)

Asset Type	Percent

TOTAL NET ASSETS - 100.00%	$884,318

Futures	0.79%

(a)	Security or a portion of the security was on loan at the end of the period.
(b)	Non-Income Producing Security
(c)	Restricted Security. At the end of the period, the value of this security totaled $115 or 0.01% of net assets. The security was purchased on April
28, 2008 at a cost of $122 ($5.00 per share).
(d)	Security is Illiquid
(e)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $399 or 0.05% of net assets.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $500 or 0.06% of net assets.
(g)	Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$93,979
Unrealized Depreciation	(122,373)

Net Unrealized Appreciation (Depreciation)	(28,394)
Cost for federal income tax purposes	949,848
All dollar amounts are shown in thousands (000's)

Futures Contracts

Current	Unrealized
Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
S&P 500 eMini;
September 2008	110	$6,900	$6,969	$69

All dollar amounts are shown in thousands (000's)

		Schedule of Investments
		LargeCap Growth Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (96.39%)				COMMON STOCKS (continued)
Aerospace & Defense Equipment (1.49%)				Entertainment Software (1.44%)
United Technologies Corp	753,200	$48,190		Activision Blizzard Inc (b)	1,290,000	$46,414

Agricultural Chemicals (3.94%)				Fiduciary Banks (1.62%)
Monsanto Co	533,297	63,521		State Street Corp	731,183	52,382
Potash Corp of Saskatchewan	311,500	63,630

		127,151		Finance - Investment Banker & Broker (5.10%)

				Goldman Sachs Group Inc/The	426,800	78,548
Applications Software (2.45%)				JPMorgan Chase & Co (a)	2,115,800	85,965

Microsoft Corp	3,070,000	78,960				164,513

Athletic Footwear (1.04%)				Food - Miscellaneous/Diversified (1.51%)
Nike Inc	573,242	33,638		General Mills Inc	756,000	48,679

Beverages - Non-Alcoholic (2.25%)				Instruments - Scientific (1.60%)
Coca-Cola Co/The	1,408,603	72,543		Thermo Fisher Scientific Inc (b)	853,200	51,636

Coal (1.27%)				Machinery - Construction & Mining (0.91%)
Peabody Energy Corp	605,000	40,928		Caterpillar Inc	422,000	29,337

Commercial Services (2.04%)				Machinery - Farm (1.82%)
Alliance Data Systems Corp (a)(b)	1,027,500	65,914		Deere & Co	839,400	58,892

Commercial Services - Finance (5.72%)				Medical - Biomedical/Gene (5.33%)
Mastercard Inc	312,981	76,414		Genzyme Corp (b)	509,800	39,076
Visa Inc	520,032	37,994		Gilead Sciences Inc (b)	2,466,800	133,158

Western Union Co/The	2,547,300	70,407				172,234

		184,815		Medical - Generic Drugs (1.67%)

Computers (6.64%)				Teva Pharmaceutical Industries Ltd ADR (a)	1,204,600	54,014
Apple Inc (b)	428,007	68,032
Hewlett-Packard Co	2,188,500	98,045		Medical Instruments (2.71%)
Research In Motion Ltd (b)	393,991	48,390		Intuitive Surgical Inc (a)(b)	280,971	87,464

		214,467

				Medical Products (3.77%)
Cosmetics & Toiletries (1.97%)				Baxter International Inc	1,224,200	83,993
Avon Products Inc	1,501,875	63,680		Covidien Ltd	768,000	37,816

						121,809

E-Commerce - Products (1.39%)
Amazon.com Inc (a)(b)	586,900	44,804		Networking Products (2.08%)
				Cisco Systems Inc (b)	3,060,300	67,296
E-Commerce - Services (1.41%)
eBay Inc (b)	1,814,500	45,671		Oil - Field Services (1.01%)
				Halliburton Co	727,000	32,584
Electric Products - Miscellaneous (1.94%)
Emerson Electric Co	1,283,500	62,507		Oil & Gas Drilling (1.18%)
				Transocean Inc	280,000	38,088
Electronic Components - Semiconductors (0.89%)
MEMC Electronic Materials Inc (b)	621,200	28,706		Oil Company - Exploration & Production (3.26%)
				Chesapeake Energy Corp	815,000	40,872
Energy - Alternate Sources (1.89%)				Devon Energy Corp	676,800	64,222

First Solar Inc (b)	214,400	61,128				105,094

				Oil Company - Integrated (1.31%)
				Hess Corp	416,500	42,233

				Schedule of Investments
				LargeCap Growth Fund
				July 31, 2008 (unaudited)

							Principal
		Shares		Value			Amount		Value
		Held		(000	's)		(000	's)	(000	's)

COMMON STOCKS (continued)						REPURCHASE AGREEMENTS (continued)
Oil Field Machinery & Equipment (1.90%)						Money Center Banks (continued)
National Oilwell Varco Inc (b)		781,500		$61,449		Investment in Joint Trading Account;
						Deutsche Bank Repurchase Agreement;
Optical Supplies (2.09%)						2.16% dated 07/31/2008 maturing
Alcon Inc		392,300		67,644		08/01/2008 (collateralized by Sovereign
						Agency Issues; $70,969,000; 2.75% -
						4.52%; dated 09/14/10 - 04/15/14)	$68,906		$68,901

Pharmacy Services (2.04%)									137,803
Express Scripts Inc (b)		932,300		65,764

						TOTAL REPURCHASE AGREEMENTS	$269,567

Retail - Apparel & Shoe (0.99%)						Total Investments	$3,381,368
Guess ? Inc (a)		1,007,322		31,902		Liabilities in Excess of Other Assets, Net - (4.74)%			(153,017)

Retail - Discount (4.82%)						TOTAL NET ASSETS - 100.00%	$3,228,351

Wal-Mart Stores Inc		2,653,100		155,525

Retail - Restaurants (2.44%)						(a)			Security or a portion of the security was on loan at the end of the period.
McDonald's Corp		1,316,200		78,696		(b) Non-Income Producing Security
						(c)			Security was purchased with the cash proceeds from securities loans.
Semiconductor Equipment (0.91%)
Applied Materials Inc		1,692,000		29,305		Unrealized Appreciation (Depreciation)
						The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Steel	- Producers (0.95%)					of investments held by the fund as of the period end were as follows:
Nucor Corp		534,285		30,572
						Unrealized Appreciation	$450,289
Transport - Rail (1.50%)						Unrealized Depreciation			(155,653)

Union Pacific Corp		587,000		48,392		Net Unrealized Appreciation (Depreciation)			294,636
						Cost for federal income tax purposes			3,086,732
Web Portals (2.67%)						All dollar amounts are shown in thousands (000's)
Google Inc (a)(b)		181,790		86,123
						Portfolio Summary (unaudited)

Wireless Equipment (3.43%)						Sector			Percent

American Tower Corp (b)		784,000		32,850		Consumer, Non-cyclical			31.12%
Qualcomm Inc		1,406,000		77,808		Financial			15.07%

				110,658		Technology			12.32%
						Energy			11.82%

TOTAL COMMON STOCKS		$3,111,801				Communications			10.98%

						Consumer, Cyclical			9.28%
		Principal				Industrial			9.26%
		Amount		Value		Basic Materials			4.89%
		(000	's)	(000	's)	Liabilities in Excess of Other Assets, Net			(4.74%)

REPURCHASE AGREEMENTS (8.35%)						TOTAL NET ASSETS			100.00%

Commercial Banks - Non US (4.08%)
BNP Paribas Securities Corporation
Repurchase Agreement; 2.19% dated
07/31/08 maturing 08/01/08 (collateralized
by U.S. Government Agency Issues;
$132,766,000	; 0.00% - 6.75%; dated
08/08/08 - 11/27/37) (c)		$132,566		$131,764

Money Center Banks (4.27%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 2.12%
dated 07/31/2008 maturing 08/01/2008
(collateralized by Sovereign Agency
Issues; $70,969,000; 2.20%; dated
01/23/09)		68,906		68,902

		Schedule of Investments
		LargeCap Growth Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (99.67%)				COMMON STOCKS (continued)
Advertising Sales (0.78%)				Entertainment Software (1.95%)
Lamar Advertising Co (a)(b)	349,700	$13,282		Electronic Arts Inc (b)	765,500	$33,054

Applications Software (2.71%)				Fiduciary Banks (2.94%)
Microsoft Corp	1,788,600	46,003		State Street Corp	698,100	50,012

Casino Hotels (1.50%)				Finance - Investment Banker & Broker (3.37%)
Las Vegas Sands Corp (a)(b)	393,900	17,931		Charles Schwab Corp/The	361,331	8,271
MGM Mirage (a)(b)	259,074	7,518		Goldman Sachs Group Inc/The	109,500	20,152

		25,449		Morgan Stanley	729,200	28,789

Casino Services (0.89%)						57,212

International Game Technology	693,800	15,062		Health Care Cost Containment (1.10%)
				McKesson Corp	333,800	18,689
Cellular Telecommunications (0.91%)
MetroPCS Communications Inc (a)(b)	927,870	15,430		Hotels & Motels (1.44%)
				Marriott International Inc/DE (a)	947,100	24,539
Commercial Services - Finance (1.72%)
Automatic Data Processing Inc	465,000	19,860		Human Resources (0.00%)
Mastercard Inc	38,100	9,302		Monster Worldwide Inc (a)(b)	1,000	18

		29,162

				Independent Power Producer (1.03%)
Computer Aided Design (0.47%)				NRG Energy Inc (b)	481,100	17,459
Autodesk Inc (b)	247,700	7,899
				Industrial Gases (2.00%)
Computers (4.27%)				Praxair Inc	363,400	34,062
Apple Inc (b)	322,500	51,262
Dell Inc (b)	870,100	21,378		Internet Security (0.49%)

		72,640		VeriSign Inc (a)(b)	254,500	8,281

Consulting Services (2.37%)
Accenture Ltd	966,200	40,349		Investment Management & Advisory Services (1.77%)
				Franklin Resources Inc	299,700	30,153
Diversified Manufacturing Operations (3.85%)
Danaher Corp (a)	822,300	65,496		Medical - Biomedical/Gene (7.84%)
				Celgene Corp (b)	400,700	30,249
E-Commerce - Products (3.69%)				Genentech Inc (b)	399,500	38,052
Amazon.com Inc (a)(b)	821,200	62,690		Gilead Sciences Inc (b)	1,203,400	64,960

						133,261

E-Commerce - Services (1.00%)				Medical - Drugs (3.37%)
Expedia Inc (a)(b)	864,500	16,918		Allergan Inc/United States	529,000	27,471
Electronic Components - Miscellaneous (0.61%)				Elan Corp PLC ADR (a)(b)	295,100	5,917
Tyco Electronics Ltd	312,600	10,360		Wyeth	589,600	23,890

						57,278

Electronic Components - Semiconductors (5.06%)				Medical - HMO (1.23%)
Broadcom Corp (b)	845,100	20,528		Humana Inc (b)	477,000	20,945
Intel Corp	1,634,700	36,274
Xilinx Inc	1,173,178	29,130		Medical Instruments (2.62%)

		85,932		Medtronic Inc	527,900	27,889

Engineering - Research & Development Services (1.16%)				St Jude Medical Inc (b)	356,100	16,587

Foster Wheeler Ltd (b)	158,000	8,970				44,476

McDermott International Inc (b)	226,400	10,792		Medical Products (2.11%)

		19,762		Baxter International Inc	213,900	14,676

Schedule of Investments
LargeCap Growth Fund I
July 31, 2008 (unaudited)

Shares	Value	Shares	Value
Held	(000	's)	Held	(000	's)

COMMON STOCKS (continued)	COMMON STOCKS (continued)
Medical Products (continued)	Wireless Equipment (continued)
Stryker Corp	330,600	$21,221	Qualcomm Inc	794,400	$43,962

35,897	122,408

Metal - Diversified (1.06%)	TOTAL COMMON STOCKS	$1,693,875

Freeport-McMoRan Copper & Gold Inc	186,300	18,025	Principal
Amount	Value
Networking Products (3.71%)	(000	's)	(000	's)

Juniper Networks Inc (a)(b)	2,423,120	63,074
REPURCHASE AGREEMENTS (5.24%)
Oil - Field Services (3.58%)	Commercial Banks - Non US (5.24%)
Schlumberger Ltd	598,200	60,777	BNP Paribas Securities Corporation
Repurchase Agreement; 2.19% dated
07/31/08 maturing 08/01/08 (collateralized
Oil Company - Exploration & Production (0.72%)	by U.S. Government Agency Issues;
EOG Resources Inc	122,100	12,275	$89,653,000	; 0.00% - 6.75%; dated
08/08/08 - 11/27/37) (c)	$89,518	$88,977

Oil Company - Integrated (1.06%)	TOTAL REPURCHASE AGREEMENTS	$88,977

Suncor Energy Inc (a)	331,100	18,045
Total Investments	$1,782,852
Pharmacy Services (1.35%)	Liabilities in Excess of Other Assets, Net - (4.91)%	(83,407)

Medco Health Solutions Inc (b)	464,200	23,015	TOTAL NET ASSETS - 100.00%	$1,699,445

Retail - Bedding (0.85%)
Bed Bath & Beyond Inc (a)(b)	517,800	14,410	(a)	Security or a portion of the security was on loan at the end of the period.
(b)	Non-Income Producing Security
Retail - Discount (2.03%)	(c)	Security was purchased with the cash proceeds from securities loans.
Wal-Mart Stores Inc	588,200	34,480
Unrealized Appreciation (Depreciation)
Retail - Drug Store (1.35%)	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
CVS/Caremark Corp	627,672	22,910	of investments held by the fund as of the period end were as follows:

Retail - Regional Department Store (1.53%)	Unrealized Appreciation	$175,778
Kohl's Corp (b)	618,600	25,926	Unrealized Depreciation	(166,508)

Net Unrealized Appreciation (Depreciation)	9,270
Retail - Restaurants (1.34%)	Cost for federal income tax purposes	1,773,582
Yum! Brands Inc	636,600	22,803	All dollar amounts are shown in thousands (000's)

Semiconductor Component - Integrated Circuits (2.55%)	Portfolio Summary (unaudited)

Marvell Technology Group Ltd (a)(b)	2,934,700	43,404	Sector	Percent

Semiconductor Equipment (0.96%)	Consumer, Non-cyclical	23.72%
Communications	21.85%
ASML Holding NV (a)	718,300	16,370	Technology	17.96%
Financial	13.32%
Toys (0.95%)	Consumer, Cyclical	11.87%
Nintendo Co Ltd ADR (a)	280,100	16,176	Industrial	6.73%
Energy	5.36%
Basic Materials	3.07%
Transport - Services (1.11%)	Utilities	1.03%
Expeditors International Washington Inc (a)	529,200	18,792	Liabilities in Excess of Other Assets, Net	(4.91%)

TOTAL NET ASSETS	100.00%

Web Portals (4.07%)
Google Inc (b)	146,100	69,215

Wireless Equipment (7.20%)
American Tower Corp (b)	1,380,000	57,822
Crown Castle International Corp (a)(b)	539,900	20,624

		Schedule of Investments
	LargeCap Growth Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (99.10%)				COMMON STOCKS (continued)
Aerospace & Defense (1.90%)				Diagnostic Kits (0.53%)
Raytheon Co	499,260	$28,423		Idexx Laboratories Inc (a)(b)	79,636	$4,260
				Qiagen NV (a)(b)	197,900	3,719

Agricultural Chemicals (1.99%)						7,979

Monsanto Co	250,170	29,798
				Disposable Medical Products (1.09%)
Applications Software (1.98%)				CR Bard Inc	175,406	16,285
Microsoft Corp	759,419	19,532
Salesforce.com Inc (a)(b)	158,663	10,121		Diversified Manufacturing Operations (5.29%)

		29,653		Cooper Industries Ltd	539,182	22,737

				Eaton Corp	292,328	20,767
Auto/Truck Parts & Equipment - Original (1.43%)				Honeywell International Inc	704,897	35,837

BorgWarner Inc	530,028	21,371				79,341

Beverages - Non-Alcoholic (3.58%)				E-Commerce - Services (0.48%)
Coca-Cola Co/The	621,215	31,993		Priceline.com Inc (a)(b)	62,726	7,210
PepsiCo Inc	325,637	21,674

		53,667		Electric - Integrated (1.31%)

				FPL Group Inc	228,966	14,775
Building - Residential & Commercial (0.28%)				Public Service Enterprise Group Inc	117,100	4,895

KB Home (a)	236,276	4,156				19,670

Cable TV (1.91%)				Electric Products - Miscellaneous (2.44%)
DIRECTV Group Inc/The (a)(b)	456,000	12,321		Emerson Electric Co	749,705	36,511
Scripps Networks Interactive (a)	402,300	16,309

		28,630		Electronic Components - Miscellaneous (0.89%)

				Flextronics International Ltd (b)	1,499,283	13,389
Coal (1.09%)
Alpha Natural Resources Inc (a)(b)	103,900	10,281		Electronic Components - Semiconductors (4.12%)
Foundation Coal Holdings Inc	66,300	3,938		Altera Corp	911,400	20,005
Massey Energy Co	28,300	2,101		Intel Corp	1,312,261	29,119

		16,320		Xilinx Inc	506,100	12,567

Commercial Services - Finance (1.71%)						61,691

Global Payments Inc	304,500	13,486		Electronic Forms (1.58%)
Visa Inc	50,919	3,720		Adobe Systems Inc (b)	574,100	23,739
Western Union Co/The	305,900	8,455

		25,661		Energy - Alternate Sources (0.60%)

				First Solar Inc (b)	31,500	8,981
Computers (5.50%)
Apple Inc (b)	240,629	38,248		Enterprise Software & Services (2.15%)
Dell Inc (b)	1,334,562	32,790		Oracle Corp (b)	1,493,968	32,165
International Business Machines Corp	56,800	7,269
Research In Motion Ltd (b)	34,045	4,182		Entertainment Software (1.29%)

		82,489		Activision Blizzard Inc (b)	535,579	19,270

Cosmetics & Toiletries (1.37%)				Fiduciary Banks (1.24%)
Procter & Gamble Co	313,141	20,504		Northern Trust Corp	236,846	18,514

Dental Supplies & Equipment (0.79%)				Food - Miscellaneous/Diversified (2.62%)
Dentsply International Inc	296,048	11,916		Kellogg Co	298,800	15,854
				Nestle SA ADR	536,272	23,489

Diagnostic Equipment (0.32%)

Gen-Probe Inc (b)	89,389	4,766				39,343

		Schedule of Investments
	LargeCap Growth Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Gold Mining (0.32%)				Oil Field Machinery & Equipment (1.01%)
Newmont Mining Corp	99,700	$4,782		National Oilwell Varco Inc (b)	191,700	$15,073

Instruments - Scientific (1.27%)				Pharmacy Services (1.19%)
Thermo Fisher Scientific Inc (b)	314,551	19,037		Express Scripts Inc (b)	253,800	17,903

Investment Management & Advisory Services (1.98%)				Property & Casualty Insurance (1.01%)
Invesco Ltd	668,529	15,570		Chubb Corp	313,897	15,080
Waddell & Reed Financial Inc	422,099	14,098

		29,668		Publicly Traded Investment Fund (0.20%)

				iShares Russell 1000 Growth Index Fund	54,800	2,958
Medical - Biomedical/Gene (1.34%)
Alexion Pharmaceuticals Inc (a)(b)	71,200	6,675		REITS - Diversified (0.36%)
Genentech Inc (b)	140,900	13,421		Digital Realty Trust Inc (a)	126,700	5,437

		20,096

Medical - Drugs (3.22%)				Retail - Apparel & Shoe (0.62%)
Allergan Inc/United States	392,270	20,371		AnnTaylor Stores Corp (b)	414,600	9,349
Elan Corp PLC ADR (b)	110,900	2,223		Retail - Auto Parts (1.17%)
Novo Nordisk A/S ADR (a)	322,037	20,453		Advance Auto Parts Inc	427,800	17,578
Wyeth	127,800	5,178

		48,225		Retail - Building Products (0.56%)

Medical Instruments (2.77%)				Lowe's Cos Inc	416,033	8,454
Intuitive Surgical Inc (b)	54,790	17,055
				Retail - Discount (4.44%)
Medtronic Inc	463,840	24,505

				Family Dollar Stores Inc (a)	918,631	21,404
		41,560

				Wal-Mart Stores Inc	770,825	45,186

Medical Products (3.07%)						66,590

Baxter International Inc	205,105	14,072
				Retail - Restaurants (1.16%)
Becton Dickinson & Co	376,057	31,931

				Darden Restaurants Inc	533,500	17,376
		46,003

Metal - Diversified (1.48%)				Semiconductor Component - Integrated Circuits (1.67%)
Freeport-McMoRan Copper & Gold Inc	229,547	22,209		Linear Technology Corp (a)	808,609	25,107

Networking Products (1.84%)				Steel Pipe & Tube (0.89%)
Cisco Systems Inc (b)	1,251,114	27,512		Valmont Industries Inc (a)	124,554	13,316

Oil - Field Services (0.84%)				Telecommunication Equipment - Fiber Optics (0.87%)
Schlumberger Ltd	123,383	12,536		Corning Inc	655,333	13,113

Oil & Gas Drilling (3.71%)				Textile - Home Furnishings (0.43%)
Helmerich & Payne Inc	475,000	28,087		Mohawk Industries Inc (a)(b)	109,468	6,455
Transocean Inc	202,133	27,496

		55,583		Transport - Rail (1.04%)

				Union Pacific Corp	188,970	15,579
Oil Company - Exploration & Production (3.70%)
Apache Corp	66,444	7,453		Veterinary Diagnostics (0.30%)
Devon Energy Corp	183,539	17,416		VCA Antech Inc (a)(b)	153,779	4,481
EOG Resources Inc	83,900	8,435
Occidental Petroleum Corp	208,400	16,428		Web Portals (1.30%)
XTO Energy Inc	121,915	5,758		Google Inc (b)	41,207	19,522

		55,490

				Wireless Equipment (5.86%)
				American Tower Corp (b)	727,523	30,483

			Schedule of Investments
	LargeCap Growth Fund II
			July 31, 2008 (unaudited)

	Shares		Value
	Held		(000	's)

COMMON STOCKS (continued)
Wireless Equipment (continued)
Qualcomm Inc	1,036,201		$57,344

			87,827

TOTAL COMMON STOCKS	$1,485,341

	Principal
	Amount		Value
	(000	's)	(000	's)

REPURCHASE AGREEMENTS (3.37%)
Money Center Banks (3.37%)
Deutsche Bank Repurchase Agreement;
2.18% dated 07/31/08 maturing 08/01/08
(collateralized by U.S. Government
Agency Issues; $51,223,000; 0.00% -
6.625%; dated 08/01/08 - 07/15/16) (c)	$50,821		$50,515

TOTAL REPURCHASE AGREEMENTS	$50,515

Total Investments	$1,535,856
Liabilities in Excess of Other Assets, Net - (2.47)%			(36,957)

TOTAL NET ASSETS - 100.00%	$1,498,899

(a)			Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c)			Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$64,709
Unrealized Depreciation			(122,218)

Net Unrealized Appreciation (Depreciation)			(57,509)
Cost for federal income tax purposes			1,593,365
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector			Percent

Consumer, Non-cyclical			23.91%
Technology			18.29%
Industrial			13.72%
Communications			12.26%
Energy			10.94%
Consumer, Cyclical			10.10%
Financial			7.95%
Basic Materials			3.79%
Utilities			1.31%
Exchange Traded Funds			0.20%
Liabilities in Excess of Other Assets, Net			(2.47%)

TOTAL NET ASSETS			100.00%

Other Assets Summary (unaudited)

Asset Type			Percent

Currency Contracts			2.62%

		Schedule of Investments
		LargeCap Growth Fund II
		July 31, 2008 (unaudited)

		Foreign Currency Contracts
					Net Unrealized
Foreign Currency	Delivery	Contracts to			Appreciation
Sale Contracts	Date	Deliver	In Exchange For	Value	(Depreciation)

Swiss Franc	8/29/2008	22,328,239	$21,345	$21,329	$16
Danish Kroner	8/29/2008	85,849,852	17,925	17,921	4

All dollar amounts are shown in thousands (000's)

		Schedule of Investments
	LargeCap S&P 500 Index Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (98.22%)				COMMON STOCKS (continued)
Advertising Agencies (0.16%)				Auto - Car & Light Trucks (continued)
Interpublic Group of Cos Inc (a)(b)	43,124	$379		General Motors Corp (a)	51,733	$573

Omnicom Group Inc	29,268	1,250				1,556

		1,629		Auto - Medium & Heavy Duty Trucks (0.14%)

Aerospace & Defense (1.52%)				Paccar Inc	33,366	1,403
Boeing Co	68,664	4,196
General Dynamics Corp	36,412	3,246		Auto/Truck Parts & Equipment - Original (0.16%)
Lockheed Martin Corp	30,865	3,220		Johnson Controls Inc	54,224	1,635
Northrop Grumman Corp	31,256	2,106
				Beverages - Non-Alcoholic (1.92%)
Raytheon Co	38,652	2,201
				Coca-Cola Co/The	182,533	9,400
Rockwell Collins Inc	14,688	730

				Coca-Cola Enterprises Inc	26,286	445
		15,699

				Pepsi Bottling Group Inc	12,370	345
Aerospace & Defense Equipment (0.61%)				PepsiCo Inc	144,930	9,647

Goodrich Corp	11,429	562				19,837

United Technologies Corp	88,927	5,689

				Beverages - Wine & Spirits (0.09%)
		6,251

				Brown-Forman Corp (a)	7,707	555
Agricultural Chemicals (0.58%)				Constellation Brands Inc (a)(b)	17,854	384

Monsanto Co	50,144	5,973				939

Agricultural Operations (0.16%)				Brewery (0.50%)
Archer-Daniels-Midland Co	58,839	1,685		Anheuser-Busch Cos Inc	65,158	4,415
				Molson Coors Brewing Co	12,788	690

Airlines (0.10%)						5,105

Southwest Airlines Co	66,865	1,042		Building - Residential & Commercial (0.09%)
				Centex Corp	11,283	166
Apparel Manufacturers (0.18%)
Coach Inc (b)	31,186	796		DR Horton Inc (a)	25,111	279
Jones Apparel Group Inc	7,912	132		KB Home (a)	7,039	124
Polo Ralph Lauren Corp	5,269	312		Lennar Corp (a)	12,779	155
VF Corp	7,978	571		Pulte Homes Inc	19,520	238

		1,811				962

Appliances (0.05%)				Building Products - Wood (0.05%)
Whirlpool Corp (a)	6,865	520		Masco Corp	33,051	545

Applications Software (1.97%)				Cable TV (0.74%)
Citrix Systems Inc (b)	16,771	447		Comcast Corp	270,556	5,579
Compuware Corp (b)	23,909	263		DIRECTV Group Inc/The (b)	64,915	1,754
Intuit Inc (b)	29,332	802		Scripps Networks Interactive (a)	8,202	332

Microsoft Corp	731,866	18,823				7,665

		20,335		Casino Services (0.06%)

				International Game Technology	28,290	614
Athletic Footwear (0.20%)
Nike Inc	34,667	2,034		Chemicals - Diversified (0.80%)
				Dow Chemical Co/The	85,018	2,832
Audio & Video Products (0.02%)
Harman International Industries Inc	5,316	219		EI Du Pont de Nemours & Co	82,302	3,606
				PPG Industries Inc	14,994	909
Auto - Car & Light Trucks (0.15%)				Rohm & Haas Co	11,462	860

Ford Motor Co (a)(b)	204,864	983				8,207

				Chemicals - Specialty (0.25%)
				Ashland Inc	5,118	214

		Schedule of Investments
	LargeCap S&P 500 Index Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Chemicals - Specialty (continued)				Computers (continued)
Eastman Chemical Co	6,966	$418		Hewlett-Packard Co	225,349	$10,096
Ecolab Inc	16,035	717		International Business Machines Corp	125,502	16,062
Hercules Inc	10,336	207		Sun Microsystems Inc (b)	71,436	759

International Flavors & Fragrances Inc	7,356	296				44,259

Sigma-Aldrich Corp	11,780	715		Computers - Integrated Systems (0.04%)

		2,567		Teradata Corp (b)	16,420	385

Coal (0.34%)
Consol Energy Inc	16,701	1,243		Computers - Memory Devices (0.38%)
Massey Energy Co	7,355	546		EMC Corp/Massachusetts (b)	188,895	2,835
Peabody Energy Corp	24,809	1,678		NetApp Inc (a)(b)	31,390	802

		3,467		SanDisk Corp (a)(b)	20,536	290

						3,927

Coatings & Paint (0.05%)
Sherwin-Williams Co/The (a)	9,033	481		Computers - Peripheral Equipment (0.03%)
				Lexmark International Inc (b)	8,699	305
Commercial Banks (0.32%)
BB&T Corp (a)	49,968	1,400		Consumer Products - Miscellaneous (0.36%)
First Horizon National Corp (a)	17,068	160		Clorox Co	12,595	686
M&T Bank Corp (a)	7,043	496		Fortune Brands Inc	14,043	805
Marshall & Ilsley Corp (a)	23,684	360		Kimberly-Clark Corp	38,235	2,211

Regions Financial Corp (a)	63,488	602				3,702

Zions Bancorporation (a)	9,828	288		Containers - Metal & Glass (0.04%)

		3,306		Ball Corp	8,935	398

Commercial Services (0.01%)
				Containers - Paper & Plastic (0.08%)
Convergys Corp (b)	11,291	143
				Bemis Co Inc (a)	9,106	256
Commercial Services - Finance (0.84%)				Pactiv Corp (b)	11,951	288
Automatic Data Processing Inc	47,371	2,023		Sealed Air Corp	14,633	318

Equifax Inc (a)	11,835	415				862

H&R Block Inc	29,731	723		Cosmetics & Toiletries (2.31%)
Mastercard Inc	6,637	1,621		Avon Products Inc	38,995	1,653
Moody's Corp (a)	18,558	646		Colgate-Palmolive Co	46,401	3,446
Paychex Inc	29,306	965		Estee Lauder Cos Inc/The	10,451	461
Total System Services Inc	18,109	355		Procter & Gamble Co	278,968	18,267

Western Union Co/The	67,615	1,869				23,827

		8,617		Cruise Lines (0.14%)

Computer Aided Design (0.06%)				Carnival Corp	39,910	1,474
Autodesk Inc (b)	20,463	653
				Data Processing & Management (0.10%)
Computer Services (0.30%)				Fidelity National Information Services	15,689	297
Affiliated Computer Services Inc (b)	8,808	425		Fiserv Inc (b)	14,980	717

Cognizant Technology Solutions Corp (b)	26,397	741				1,014

Computer Sciences Corp (b)	13,810	654		Dental Supplies & Equipment (0.03%)
Electronic Data Systems Corp	45,946	1,140		Patterson Cos Inc (a)(b)	11,087	346
Unisys Corp (b)	32,553	120

		3,080		Dialysis Centers (0.05%)

Computers (4.29%)				DaVita Inc (b)	9,557	534
Apple Inc (b)	80,559	12,805
Dell Inc (b)	184,665	4,537

		Schedule of Investments
	LargeCap S&P 500 Index Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Disposable Medical Products (0.08%)				Electric - Integrated (continued)
CR Bard Inc	9,071	$842		Dominion Resources Inc/VA	52,815	$2,333
				DTE Energy Co	14,908	611
Distribution & Wholesale (0.11%)				Duke Energy Corp	115,555	2,031
Genuine Parts Co	14,969	600		Edison International	29,771	1,439
WW Grainger Inc	5,942	532		Entergy Corp	17,499	1,871

		1,132		Exelon Corp	59,943	4,713

Diversified Financial Services (0.06%)				FirstEnergy Corp	27,854	2,049
IntercontinentalExchange Inc (b)	6,448	644		FPL Group Inc	37,292	2,406
				Integrys Energy Group Inc (a)	6,983	357
Diversified Manufacturing Operations (4.49%)				Pepco Holdings Inc	18,403	459
3M Co	64,355	4,530		PG&E Corp	32,645	1,258
Cooper Industries Ltd	15,901	671		Pinnacle West Capital Corp	9,195	309
Danaher Corp	23,277	1,854		PPL Corp	34,086	1,601
Dover Corp	17,304	859		Progress Energy Inc	23,878	1,010
Eaton Corp	15,040	1,068		Public Service Enterprise Group Inc	46,465	1,942
General Electric Co (c)	910,776	25,766		Southern Co	70,104	2,481
Honeywell International Inc	67,757	3,445		TECO Energy Inc	19,258	357
Illinois Tool Works Inc	36,305	1,701		Xcel Energy Inc	39,370	790

Ingersoll-Rand Co Ltd	29,039	1,045				34,092

ITT Corp (a)	16,601	1,112
Leggett & Platt Inc (a)	15,198	296		Electric Products - Miscellaneous (0.37%)
				Emerson Electric Co	71,343	3,474
Parker Hannifin Corp	15,327	945
				Molex Inc	12,721	312

Textron Inc	22,774	990
						3,786

Tyco International Ltd	44,065	1,964

		46,246		Electronic Components - Miscellaneous (0.17%)

				Jabil Circuit Inc	19,113	311
Diversified Operations (0.07%)
				Tyco Electronics Ltd	43,680	1,447

Leucadia National Corp	16,160	723
						1,758

Drug Delivery Systems (0.05%)				Electronic Components - Semiconductors (1.99%)
Hospira Inc (b)	14,537	555		Advanced Micro Devices Inc (a)(b)	55,428	233
				Altera Corp	27,394	601
E-Commerce - Products (0.21%)				Broadcom Corp (b)	40,869	993
Amazon.com Inc (b)	28,243	2,156		Intel Corp	523,399	11,614
E-Commerce - Services (0.31%)				LSI Corp (a)(b)	58,247	404
eBay Inc (b)	101,007	2,542		MEMC Electronic Materials Inc (b)	20,810	962
Expedia Inc (b)	19,094	374		Microchip Technology Inc (a)	16,900	540
IAC/InterActiveCorp (b)	16,558	289		Micron Technology Inc (a)(b)	69,522	336

		3,205		National Semiconductor Corp	19,722	413

				Nvidia Corp (b)	50,689	580
Electric - Generation (0.10%)				QLogic Corp (b)	12,113	228
AES Corp/The (b)	61,387	991		Texas Instruments Inc	120,866	2,947
				Xilinx Inc	25,518	633

Electric - Integrated (3.31%)
Allegheny Energy Inc	15,354	743				20,484

Ameren Corp	19,141	787		Electronic Forms (0.20%)
American Electric Power Co Inc	36,696	1,449		Adobe Systems Inc (b)	48,596	2,009
Centerpoint Energy Inc	29,995	473
CMS Energy Corp	20,585	278		Electronic Measurement Instruments (0.12%)
Consolidated Edison Inc	24,912	989		Agilent Technologies Inc (b)	32,905	1,187
Constellation Energy Group Inc	16,300	1,356

		Schedule of Investments
	LargeCap S&P 500 Index Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Electronics - Military (0.11%)				Finance - Mortgage Loan/Banker (continued)
L-3 Communications Holdings Inc	11,208	$1,106		Freddie Mac (a)	59,095	$483

						1,601

Engineering - Research & Development Services (0.21%)
Fluor Corp	16,210	1,318		Finance - Other Services (0.29%)
Jacobs Engineering Group Inc (b)	11,130	861		CME Group Inc	4,981	1,794

		2,179		NYSE Euronext	24,215	1,144

						2,938

Engines - Internal Combustion (0.12%)
Cummins Inc	18,560	1,231		Financial Guarantee Insurance (0.02%)
				MBIA Inc (a)	19,395	115
Enterprise Software & Services (0.91%)				MGIC Investment Corp	11,428	73

BMC Software Inc (b)	17,453	574				188

CA Inc	35,676	851		Food - Confectionery (0.21%)
Novell Inc (b)	32,335	180		Hershey Co/The (a)	15,352	564
Oracle Corp (b)	362,457	7,804		WM Wrigley Jr Co	19,617	1,549

		9,409				2,113

Entertainment Software (0.12%)				Food - Dairy Products (0.03%)
Electronic Arts Inc (b)	29,096	1,256		Dean Foods Co (b)	13,884	296

Fiduciary Banks (0.76%)				Food - Meat Products (0.04%)
Bank of New York Mellon Corp/The	104,517	3,710		Tyson Foods Inc	24,984	372
Northern Trust Corp	17,500	1,368
State Street Corp	38,983	2,793		Food - Miscellaneous/Diversified (1.17%)

		7,871		Campbell Soup Co	19,690	716

				ConAgra Foods Inc	41,571	901
Filtration & Separation Products (0.04%)
Pall Corp	10,954	443		General Mills Inc	30,614	1,971
				HJ Heinz Co	28,797	1,451
Finance - Commercial (0.02%)				Kellogg Co	23,192	1,230
CIT Group Inc	25,824	219		Kraft Foods Inc	138,528	4,408
				McCormick & Co Inc/MD	11,714	470
Finance - Consumer Loans (0.07%)				Sara Lee Corp	64,539	882

SLM Corp (b)	42,658	731				12,029

Finance - Credit Card (0.44%)				Food - Retail (0.35%)
American Express Co	105,850	3,929		Kroger Co/The	60,454	1,710
Discover Financial Services	43,798	642		Safeway Inc	40,022	1,069

		4,571		SUPERVALU Inc	19,397	497

				Whole Foods Market Inc (a)	12,812	284

Finance - Investment Banker & Broker (3.81%)						3,560

Charles Schwab Corp/The	84,854	1,942
Citigroup Inc	497,463	9,298		Food - Wholesale & Distribution (0.15%)
E*Trade Financial Corp (a)(b)	43,226	130		Sysco Corp	54,883	1,556
Goldman Sachs Group Inc/The	36,020	6,629
				Forestry (0.17%)
JPMorgan Chase & Co	315,527	12,820		Plum Creek Timber Co Inc (a)	15,635	762
Lehman Brothers Holdings Inc	63,656	1,104		Weyerhaeuser Co	19,304	1,032

Merrill Lynch & Co Inc (a)	124,636	3,322				1,794

Morgan Stanley	101,167	3,994

		39,239		Gas - Distribution (0.18%)

				Nicor Inc (a)	4,125	164
Finance - Mortgage Loan/Banker (0.16%)				NiSource Inc	25,056	428
Fannie Mae (a)	97,253	1,118

		Schedule of Investments
	LargeCap S&P 500 Index Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Gas - Distribution (continued)				Investment Companies (0.04%)
Sempra Energy	22,875	$1,285		American Capital Ltd (a)	18,540	$377

		1,877

				Investment Management & Advisory Services (0.48%)
Gold Mining (0.19%)				Ameriprise Financial Inc	20,299	863
Newmont Mining Corp	41,487	1,990		Federated Investors Inc	7,918	260
Health Care Cost Containment (0.14%)				Franklin Resources Inc	14,255	1,434
McKesson Corp	25,337	1,419		Janus Capital Group Inc (a)	13,388	406
				Legg Mason Inc	12,896	521
Home Decoration Products (0.04%)				T Rowe Price Group Inc	23,730	1,420

Newell Rubbermaid Inc	25,302	418				4,904

				Life & Health Insurance (0.73%)
Hotels & Motels (0.15%)
				Aflac Inc	43,434	2,415
Marriott International Inc/DE	27,459	711
				Lincoln National Corp	23,694	1,130
Starwood Hotels & Resorts Worldwide Inc	17,059	585
				Prudential Financial Inc	39,840	2,748
Wyndham Worldwide Corp (a)	16,162	290

				Torchmark Corp	8,206	476
		1,586

				Unum Group	31,648	765

Human Resources (0.06%)						7,534

Monster Worldwide Inc (b)	11,357	201
Robert Half International Inc	14,512	367		Linen Supply & Related Items (0.03%)

				Cintas Corp	11,937	340
		568

Independent Power Producer (0.03%)				Machinery - Construction & Mining (0.42%)
Dynegy Inc (b)	45,400	306		Caterpillar Inc	56,175	3,905
				Terex Corp (b)	9,165	434

Industrial Automation & Robots (0.06%)						4,339

Rockwell Automation Inc/DE	13,409	597
				Machinery - Farm (0.27%)
Industrial Gases (0.44%)				Deere & Co	39,378	2,763
Air Products & Chemicals Inc	19,249	1,832
Praxair Inc	28,611	2,682		Machinery - General Industry (0.03%)

				Manitowoc Co Inc/The	11,880	313
		4,514

Instruments - Scientific (0.37%)				Medical - Biomedical/Gene (1.73%)
Applied Biosystems Inc	15,412	569		Amgen Inc (b)	99,480	6,230
PerkinElmer Inc	10,818	315		Biogen Idec Inc (b)	26,775	1,868
Thermo Fisher Scientific Inc (b)	38,214	2,313		Celgene Corp (b)	39,827	3,007
Waters Corp (b)	9,147	621		Genzyme Corp (b)	24,426	1,872

		3,818		Gilead Sciences Inc (b)	84,291	4,550

Insurance Brokers (0.25%)				Millipore Corp (a)(b)	5,034	354

Aon Corp	27,296	1,250				17,881

Marsh & McLennan Cos Inc	46,746	1,321		Medical - Drugs (4.34%)

		2,571		Abbott Laboratories	141,019	7,945

Internet Infrastructure Software (0.03%)				Allergan Inc/United States	28,099	1,459
Akamai Technologies Inc (a)(b)	15,373	359		Bristol-Myers Squibb Co	180,887	3,820
				Eli Lilly & Co	90,386	4,258
Internet Security (0.21%)				Forest Laboratories Inc (b)	27,847	989
Symantec Corp (b)	76,767	1,617		King Pharmaceuticals Inc (b)	22,535	260
VeriSign Inc (a)(b)	17,791	579		Merck & Co Inc	196,140	6,453

		2,196		Pfizer Inc	618,173	11,541

				Schering-Plough Corp	148,157	3,123

		Schedule of Investments
	LargeCap S&P 500 Index Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Medical - Drugs (continued)				Metal - Diversified (0.33%)
Wyeth	121,834	$4,937		Freeport-McMoRan Copper & Gold Inc	35,017	$3,388

		44,785

				Metal Processors & Fabrication (0.12%)
Medical - Generic Drugs (0.13%)				Precision Castparts Corp	12,728	1,189
Barr Pharmaceuticals Inc (b)	9,874	651
Mylan Inc/PA (a)(b)	27,819	361		Motorcycle/Motor Scooter (0.08%)
Watson Pharmaceuticals Inc (b)	9,543	276		Harley-Davidson Inc	21,615	818

		1,288

Medical - HMO (0.93%)				Multi-Line Insurance (1.69%)
Aetna Inc	44,299	1,817		Allstate Corp/The	50,327	2,326
Cigna Corp	25,660	950		American International Group Inc	245,688	6,400
Coventry Health Care Inc (b)	13,859	490		Assurant Inc	8,750	526
Humana Inc (b)	15,462	679		Cincinnati Financial Corp	14,909	415
UnitedHealth Group Inc	112,273	3,152		Genworth Financial Inc	39,553	632
WellPoint Inc (b)	48,080	2,522		Hartford Financial Services Group Inc	28,757	1,823

		9,610		Loews Corp	33,084	1,474

				MetLife Inc	64,905	3,295
Medical - Hospitals (0.02%)				XL Capital Ltd	27,755	497

Tenet Healthcare Corp (a)(b)	43,780	253				17,388

Medical - Wholesale Drug Distribution (0.23%)				Multimedia (1.54%)
AmerisourceBergen Corp	14,713	616		McGraw-Hill Cos Inc/The (a)	29,359	1,194
Cardinal Health Inc	32,609	1,752		Meredith Corp (a)	3,382	86

		2,368		News Corp	210,435	2,974

				Time Warner Inc	326,972	4,682
Medical Information Systems (0.03%)
				Viacom Inc (b)	57,820	1,615
IMS Health Inc	16,570	346
				Walt Disney Co/The	174,087	5,284

Medical Instruments (0.91%)						15,835

Boston Scientific Corp (b)	123,049	1,463		Networking Products (1.27%)
Intuitive Surgical Inc (b)	3,537	1,101		Cisco Systems Inc (b)	539,767	11,869
Medtronic Inc	102,617	5,421		Juniper Networks Inc (b)	47,968	1,249

St Jude Medical Inc (b)	30,963	1,443				13,118

		9,428

				Non-Ferrous Metals (0.01%)
Medical Laboratory & Testing Service (0.14%)				Titanium Metals Corp (a)	8,932	101
Laboratory Corp of America Holdings (b)	10,170	687
Quest Diagnostics Inc (a)	14,420	767		Non-Hazardous Waste Disposal (0.19%)

		1,454		Allied Waste Industries Inc (b)	30,822	373

				Waste Management Inc (a)	44,836	1,593

Medical Products (2.84%)
						1,966

Baxter International Inc	57,327	3,933
Becton Dickinson & Co	22,302	1,894		Office Automation & Equipment (0.17%)
Covidien Ltd	45,649	2,248		Pitney Bowes Inc	18,967	601
Johnson & Johnson	257,514	17,632		Xerox Corp	82,158	1,121

Stryker Corp	21,824	1,401				1,722

Varian Medical Systems Inc (a)(b)	11,479	689		Office Supplies & Forms (0.04%)
Zimmer Holdings Inc (b)	21,153	1,457		Avery Dennison Corp (a)	9,730	428

		29,254

Metal - Aluminum (0.24%)				Oil - Field Services (2.08%)
Alcoa Inc	74,479	2,514		Baker Hughes Inc	28,145	2,334
				BJ Services Co	26,853	789
				Halliburton Co	79,714	3,573

		Schedule of Investments
	LargeCap S&P 500 Index Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Oil - Field Services (continued)				Pharmacy Services (0.38%)
Schlumberger Ltd	109,019	$11,076		Express Scripts Inc (b)	22,948	$1,619
Smith International Inc	18,357	1,365		Medco Health Solutions Inc (b)	46,296	2,295

Weatherford International Ltd (b)	62,097	2,343				3,914

		21,480		Photo Equipment & Supplies (0.04%)

Oil & Gas Drilling (0.73%)				Eastman Kodak Co (a)	26,336	386
ENSCO International Inc (a)	13,190	912
Nabors Industries Ltd (a)(b)	25,724	938		Pipelines (0.43%)
Noble Corp	24,558	1,274		El Paso Corp (a)	64,175	1,151
Rowan Cos Inc (a)	10,290	409		Spectra Energy Corp	57,837	1,571
Transocean Inc	29,135	3,963		Williams Cos Inc	53,401	1,712

		7,496				4,434

Oil Company - Exploration & Production (2.59%)				Printing - Commercial (0.05%)
Anadarko Petroleum Corp	42,775	2,477		RR Donnelley & Sons Co	19,399	518
Apache Corp	30,482	3,419
				Property & Casualty Insurance (0.57%)
Cabot Oil & Gas Corp	8,934	393
				Chubb Corp	33,397	1,604
Chesapeake Energy Corp	43,947	2,204
				Progressive Corp/The	61,908	1,254
Devon Energy Corp	40,768	3,869
				Safeco Corp	8,215	543
EOG Resources Inc	22,689	2,281
				Travelers Cos Inc/The	55,255	2,438

Noble Energy Inc	15,736	1,162
						5,839

Occidental Petroleum Corp	74,995	5,912
Questar Corp	15,834	837		Publicly Traded Investment Fund (0.26%)
Range Resources Corp	14,119	686		iShares S&P 500 Index Fund/US (a)	21,401	2,719
Southwestern Energy Co (b)	31,247	1,135
XTO Energy Inc	48,994	2,314		Publishing - Newspapers (0.08%)

				Gannett Co Inc (a)	20,896	379
		26,689

				New York Times Co/The (a)	13,138	165
Oil Company - Integrated (7.13%)				Washington Post Co/The	531	328

Chevron Corp	189,000	15,982				872

ConocoPhillips	140,942	11,504
Exxon Mobil Corp	482,800	38,832		Quarrying (0.06%)
				Vulcan Materials Co (a)	10,000	642
Hess Corp	25,674	2,603
Marathon Oil Corp	64,689	3,200		Real Estate Management & Services (0.02%)
Murphy Oil Corp	17,360	1,384		CB Richard Ellis Group Inc (a)(b)	15,887	223

		73,505

Oil Field Machinery & Equipment (0.38%)				Regional Banks (3.71%)
Cameron International Corp (b)	19,798	946		Bank of America Corp	416,587	13,706
National Oilwell Varco Inc (b)	37,937	2,983		Capital One Financial Corp (a)	34,284	1,435

		3,929		Comerica Inc (a)	13,751	395

				Fifth Third Bancorp (a)	52,520	734
Oil Refining & Marketing (0.22%)				Huntington Bancshares Inc/OH (a)	33,463	235
Sunoco Inc	10,678	434		Keycorp (a)	44,365	468
Tesoro Corp (a)	12,585	194		National City Corp (a)	69,474	329
Valero Energy Corp	48,292	1,613		PNC Financial Services Group Inc	31,602	2,253

		2,241		SunTrust Banks Inc	32,169	1,321

Paper & Related Products (0.15%)				US Bancorp	159,045	4,868
International Paper Co	39,074	1,083		Wachovia Corp (a)	195,338	3,373
MeadWestvaco Corp	15,874	426		Wells Fargo & Co	301,779	9,135

		1,509				38,252

		Schedule of Investments
	LargeCap S&P 500 Index Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
REITS - Apartments (0.20%)				Retail - Computer Equipment (0.06%)
Apartment Investment & Management Co	8,200	$280		GameStop Corp (b)	14,776	$599
AvalonBay Communities Inc	7,034	702
Equity Residential	24,717	1,067		Retail - Consumer Electronics (0.14%)

		2,049		Best Buy Co Inc	31,607	1,255

				RadioShack Corp (a)	11,988	200

REITS - Diversified (0.11%)						1,455

Vornado Realty Trust	12,351	1,174
				Retail - Discount (1.81%)
REITS - Healthcare (0.08%)				Big Lots Inc (a)(b)	7,459	227
HCP Inc	21,464	774		Costco Wholesale Corp	39,589	2,482
				Family Dollar Stores Inc	12,765	297
REITS - Hotels (0.06%)				Target Corp	71,136	3,218
Host Hotels & Resorts Inc (a)	47,719	626		Wal-Mart Stores Inc	212,612	12,463

						18,687

REITS - Office Property (0.10%)
Boston Properties Inc	10,938	1,052		Retail - Drug Store (0.76%)
				CVS/Caremark Corp	130,610	4,767
REITS - Regional Malls (0.25%)				Walgreen Co	90,503	3,108

General Growth Properties Inc	24,442	670				7,875

Simon Property Group Inc	20,537	1,902

				Retail - Jewelry (0.04%)
		2,572		Tiffany & Co	11,511	435

REITS - Shopping Centers (0.11%)
Developers Diversified Realty Corp	10,945	350		Retail - Major Department Store (0.24%)
Kimco Realty Corp	23,183	818		JC Penney Co Inc	20,289	626

		1,168		Sears Holdings Corp (a)(b)	6,393	518

				TJX Cos Inc	38,807	1,308

REITS - Storage (0.09%)
						2,452

Public Storage	11,283	924
				Retail - Office Supplies (0.16%)
REITS - Warehouse & Industrial (0.11%)				Office Depot Inc (b)	24,955	170
Prologis	23,954	1,171		Staples Inc (a)	64,157	1,443

						1,613

Retail - Apparel & Shoe (0.21%)
Abercrombie & Fitch Co	7,942	439		Retail - Regional Department Store (0.19%)
Gap Inc/The	41,014	661		Dillard's Inc (a)	5,228	53
Liz Claiborne Inc	8,661	113		Kohl's Corp (b)	28,027	1,174
Ltd Brands Inc (a)	27,367	451		Macy's Inc	38,421	723

Nordstrom Inc (a)	16,054	462				1,950

		2,126		Retail - Restaurants (0.90%)

Retail - Auto Parts (0.05%)				Darden Restaurants Inc	12,797	417
Autozone Inc (b)	3,928	512		McDonald's Corp	103,576	6,193
				Starbucks Corp (b)	66,521	977
Retail - Automobile (0.01%)				Wendy's International Inc	8,009	184
AutoNation Inc (a)(b)	12,235	126		Yum! Brands Inc	43,287	1,550

						9,321

Retail - Bedding (0.06%)
Bed Bath & Beyond Inc (b)	23,659	658		Rubber - Tires (0.04%)
				Goodyear Tire & Rubber Co/The (a)(b)	21,982	432
Retail - Building Products (0.62%)
Home Depot Inc	155,066	3,695		Savings & Loans - Thrifts (0.19%)
				Hudson City Bancorp Inc	47,436	866
Lowe's Cos Inc	133,753	2,718

				Sovereign Bancorp Inc (a)	43,777	417
		6,413

		Schedule of Investments
	LargeCap S&P 500 Index Fund
		July 31, 2008 (unaudited)

	Shares	Value				Shares		Value
	Held	(000	's)			Held		(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Savings & Loans - Thrifts (continued)				Tobacco (continued)
Washington Mutual Inc (a)	135,608	$723		Lorillard Inc		15,892		$1,066

		2,006		Philip Morris International Inc		192,739		9,955

Schools (0.07%)				Reynolds American Inc		15,651		874
Apollo Group Inc (b)	11,866	739		UST Inc		13,509		711

								16,500

Semiconductor Component - Integrated Circuits (0.14%)				Tools	- Hand Held (0.09%)
Analog Devices Inc	26,510	809		Black & Decker Corp (a)		5,586		335
Linear Technology Corp	20,273	629		Snap-On Inc		5,268		296

		1,438		Stanley Works/The		7,162		319

Semiconductor Equipment (0.30%)								950

Applied Materials Inc	123,854	2,145		Toys	(0.11%)
Kla-Tencor Corp	15,539	584		Hasbro Inc		12,668		491
Novellus Systems Inc (a)(b)	9,125	186		Mattel Inc		33,070		663

Teradyne Inc (b)	15,678	147						1,154

		3,062

				Transport - Rail (1.13%)
Steel - Producers (0.39%)				Burlington Northern Santa Fe Corp		26,790		2,790
AK Steel Holding Corp	10,235	650		CSX Corp		36,997		2,500
Nucor Corp	28,652	1,639		Norfolk Southern Corp		34,335		2,469
United States Steel Corp	10,756	1,725		Union Pacific Corp		47,218		3,893

		4,014						11,652

Steel - Specialty (0.04%)				Transport - Services (0.96%)
Allegheny Technologies Inc (a)	9,238	437		CH Robinson Worldwide Inc		15,595		752
				Expeditors International Washington Inc		19,490		692
Telecommunication Equipment (0.02%)
				FedEx Corp		28,332		2,234
Tellabs Inc (b)	36,314	187
				Ryder System Inc		5,254		346
Telecommunication Equipment - Fiber Optics (0.32%)				United Parcel Service Inc		93,281		5,884

Ciena Corp (a)(b)	8,238	170						9,908

Corning Inc	143,908	2,880		Web Portals (1.22%)
JDS Uniphase Corp (a)(b)	21,001	229		Google Inc (b)		21,238		10,061

		3,279		Yahoo! Inc (b)		125,718		2,501

Telecommunication Services (0.06%)								12,562

Embarq Corp	13,482	617		Wireless Equipment (1.11%)
				American Tower Corp (b)		36,237		1,518
Telephone - Integrated (2.85%)				Motorola Inc		206,072		1,781
AT&T Inc	542,862	16,726		Qualcomm Inc		147,909		8,185

CenturyTel Inc	9,635	358						11,484
Frontier Communications Corp	29,628	342

Qwest Communications International Inc (a)	139,031	532		TOTAL COMMON STOCKS		$1,012,700

Sprint Nextel Corp	260,512	2,121				Principal
Verizon Communications Inc	260,478	8,867				Amount		Value
Windstream Corp	40,871	487				(000	's)	(000	's)

		29,433		REPURCHASE AGREEMENTS (5.92%)

Television (0.10%)				Money Center Banks (5.92%)
				Deutsche Bank Repurchase Agreement;
CBS Corp	62,228	1,018		2.18% dated 07/31/08 maturing 08/01/08
				(collateralized by U.S. Government
Tobacco (1.60%)				Agency Issues; $41,366,000; 0.00% -
Altria Group Inc	191,371	3,894		6.625%; dated 08/01/08 - 07/15/16) (d)		$41,042		$40,795

				Schedule of Investments
			LargeCap S&P 500 Index Fund
				July 31, 2008 (unaudited)

						Portfolio Summary (unaudited)

		Principal
						Sector	Percent

		Amount		Value
		(000	's)	(000	's)	Consumer, Non-cyclical	21.92%

						Financial	20.66%
REPURCHASE AGREEMENTS (continued)						Energy	13.89%
Money Center Banks (continued)						Industrial	11.60%
Investment in Joint Trading Account; Bank						Technology	11.03%
of America Repurchase Agreement; 2.12%						Communications	10.24%
dated 07/31/2008 maturing 08/01/2008						Consumer, Cyclical	7.16%
(collateralized by Sovereign Agency						Basic Materials	3.70%
Issues; $10,450,000; 2.20%; dated						Utilities	3.61%
01/23/09)		$10,146	$	10,145		Exchange Traded Funds	0.26%
						Diversified	0.07%
Investment in Joint Trading Account;						Liabilities in Excess of Other Assets, Net	(4.14%)

Deutsche Bank Repurchase Agreement;
2.16% dated 07/31/2008 maturing						TOTAL NET ASSETS	100.00%

08/01/2008 (collateralized by Sovereign						Other Assets Summary (unaudited)

Agency Issues; $10,450,000; 2.75% -
4.52%; dated 09/14/10 - 04/15/14)			10,146	10,145		Asset Type	Percent

				61,085		Futures	1.97%

TOTAL REPURCHASE AGREEMENTS			$61,085

Total Investments			$1,073,785
Liabilities in Excess of Other Assets, Net - (4.14)%				(42,719)

TOTAL NET ASSETS - 100.00%			$1,031,066

(a)			Security or a portion of the security was on loan at the end of the period.
(b)	Non-Income Producing Security
(c)			Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $4,385 or 0.43% of net assets.
(d)			Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation		$206,803
Unrealized Depreciation				(154,530)

Net Unrealized Appreciation (Depreciation)				52,273
Cost for federal income tax purposes				1,021,512
All dollar amounts are shown in thousands (000's)

	Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
S&P 500 eMini;
September 2009	64	$20,898 $	20,274	$(624)

All dollar amounts are shown in thousands (000's)

		Schedule of Investments
		LargeCap Value Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (97.86%)				COMMON STOCKS (continued)
Advertising Agencies (0.32%)				Cosmetics & Toiletries (1.96%)
Omnicom Group Inc	58,511	$2,498		Colgate-Palmolive Co	38,946	$2,893
				Procter & Gamble Co	190,303	12,461

Aerospace & Defense (1.51%)						15,354

General Dynamics Corp	85,117	7,588
Raytheon Co	75,096	4,275		Diversified Manufacturing Operations (4.27%)

		11,863		General Electric Co	1,075,188	30,417

				Honeywell International Inc	60,387	3,070

Aerospace & Defense Equipment (0.94%)						33,487

United Technologies Corp	115,462	7,387
				Electric - Integrated (4.97%)
Agricultural Chemicals (0.48%)				DPL Inc	123,025	3,123
Mosaic Co/The	29,527	3,756		DTE Energy Co (a)	112,057	4,594
				Edison International	119,582	5,781
Agricultural Operations (0.64%)				FPL Group Inc	10,014	646
Bunge Ltd	50,970	5,042		Hawaiian Electric Industries Inc (a)	138,332	3,422
				MDU Resources Group Inc	173,699	5,543
Auto/Truck Parts & Equipment - Original (0.73%)				Southern Co	227,135	8,038
Autoliv Inc	64,497	2,518		Wisconsin Energy Corp	80,666	3,640
BorgWarner Inc	78,575	3,168		Xcel Energy Inc	209,075	4,194

		5,686				38,981

Beverages - Non-Alcoholic (1.66%)				Electric Products - Miscellaneous (0.34%)
Coca-Cola Co/The	181,973	9,371		Emerson Electric Co	54,951	2,676
Pepsi Bottling Group Inc	129,721	3,613

		12,984		Electronic Components - Miscellaneous (0.48%)

Cable TV (0.45%)				Tyco Electronics Ltd	114,056	3,780
Comcast Corp	170,835	3,523
				Electronic Components - Semiconductors (0.85%)
Chemicals - Diversified (0.57%)				Intel Corp	202,410	4,491
Celanese Corp	84,988	3,275		QLogic Corp (b)	114,306	2,154

EI Du Pont de Nemours & Co	27,039	1,184				6,645

		4,459		Engineering - Research & Development Services (0.36%)

Coatings & Paint (0.38%)				Jacobs Engineering Group Inc (b)	36,982	2,860
RPM International Inc	146,183	2,997
				Fiduciary Banks (2.55%)
Commercial Banks (3.01%)				Bank of New York Mellon Corp/The	247,121	8,773
Bancorpsouth Inc (a)	129,041	2,748		Northern Trust Corp	55,816	4,363
Bank of Hawaii Corp	67,150	3,384		State Street Corp	95,591	6,848

BB&T Corp (a)	208,203	5,834				19,984

Commerce Bancshares Inc	77,671	3,389		Finance - Investment Banker & Broker (5.26%)
Cullen/Frost Bankers Inc	87,295	4,604		Citigroup Inc	520,772	9,733
UnionBanCal Corp	67,408	3,621		Goldman Sachs Group Inc/The	61,218	11,266

		23,580		JPMorgan Chase & Co	451,706	18,353

Computers (0.76%)				Morgan Stanley (a)	48,548	1,917

Hewlett-Packard Co	65,220	2,922				41,269

International Business Machines Corp	23,462	3,003		Finance - Other Services (0.31%)

		5,925		Nasdaq OMX Group, Inc (a)(b)	88,757	2,465

Containers - Metal & Glass (0.39%)
Owens-Illinois Inc (b)	71,738	3,030		Food - Miscellaneous/Diversified (1.36%)
				HJ Heinz Co	84,292	4,247
				Kellogg Co	79,166	4,200

		Schedule of Investments
		LargeCap Value Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Food - Miscellaneous/Diversified (continued)				Medical - HMO (1.18%)
Kraft Foods Inc	70,339	$2,238		Aetna Inc	100,755	$4,132

		10,685		Cigna Corp	138,453	5,125

Food - Retail (0.63%)						9,257

Kroger Co/The	175,323	4,958		Medical Products (2.83%)
				Johnson & Johnson	324,630	22,227
Gas - Distribution (0.47%)
Energen Corp	61,664	3,712		Metal - Diversified (0.40%)
				Freeport-McMoRan Copper & Gold Inc	32,423	3,137
Health Care Cost Containment (0.49%)
McKesson Corp	68,746	3,849		Motion Pictures & Services (0.38%)
				DreamWorks Animation SKG Inc (b)	101,109	3,003
Human Resources (0.38%)
Hewitt Associates Inc (b)	81,700	3,011		Multi-Line Insurance (1.77%)
				American Financial Group Inc/OH	103,752	3,006
Instruments - Scientific (0.75%)				American International Group Inc	163,890	4,269
Thermo Fisher Scientific Inc (b)	97,293	5,888		MetLife Inc	130,115	6,606

						13,881

Internet Security (0.78%)
Symantec Corp (b)	289,595	6,102		Multimedia (2.28%)
				Time Warner Inc	226,249	3,240
Life & Health Insurance (1.21%)				Viacom Inc (b)	121,423	3,391
Prudential Financial Inc	14,499	1,000		Walt Disney Co/The	371,265	11,268

Reinsurance Group of America Inc (a)	54,245	2,696				17,899

Unum Group	238,157	5,754

				Networking Products (0.41%)
		9,450		Juniper Networks Inc (b)	124,801	3,249

Machinery - Farm (0.50%)
AGCO Corp (b)	66,145	3,959		Oil Company - Exploration & Production (4.78%)
				Anadarko Petroleum Corp	106,778	6,184
Machinery - General Industry (0.82%)				Apache Corp	77,671	8,712
Gardner Denver Inc (b)	77,455	3,532		Cimarex Energy Co	67,413	3,513
Manitowoc Co Inc/The	108,658	2,864		Devon Energy Corp	92,738	8,800

		6,396		Noble Energy Inc	55,698	4,115

Machinery - Pumps (0.56%)				Occidental Petroleum Corp	38,429	3,029
Flowserve Corp	32,838	4,379		Questar Corp	59,424	3,142

						37,495

Medical - Biomedical/Gene (1.75%)				Oil Company - Integrated (11.47%)
Amgen Inc (b)	92,529	5,795		Chevron Corp	304,298	25,731
Biogen Idec Inc (b)	53,166	3,709		ConocoPhillips	164,904	13,460
Invitrogen Corp (a)(b)	95,062	4,216		Exxon Mobil Corp (c)	586,992	47,212

		13,720		Hess Corp	26,270	2,664

Medical - Drugs (3.65%)				Marathon Oil Corp	18,442	912

Eli Lilly & Co	114,619	5,400				89,979

Merck & Co Inc	134,751	4,433		Oil Field Machinery & Equipment (0.38%)
Pfizer Inc (c)	814,851	15,213		National Oilwell Varco Inc (b)	38,270	3,009
Wyeth	88,772	3,597

		28,643		Pipelines (0.51%)

Medical - Generic Drugs (0.45%)				National Fuel Gas Co	81,018	4,034
Watson Pharmaceuticals Inc (b)	123,081	3,558
				Property & Casualty Insurance (2.01%)
				Arch Capital Group Ltd (b)	35,006	2,441

		Schedule of Investments
		LargeCap Value Fund
		July 31, 2008 (unaudited)

	Shares	Value				Shares		Value
	Held	(000	's)			Held		(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Property & Casualty Insurance (continued)				Retail - Restaurants (0.64%)
Chubb Corp	120,693	$5,798		McDonald's Corp		84,570		$5,056
Travelers Cos Inc/The	170,030	7,502

		15,741		Savings & Loans - Thrifts (0.55%)

				Hudson City Bancorp Inc		234,413		4,280
Radio (0.00%)
Citadel Broadcasting Corp (b)	5	-		Steel	- Producers (1.52%)
				Nucor Corp		83,323		4,768
Regional Banks (4.68%)				Reliance Steel & Aluminum Co		54,291		3,429
Bank of America Corp	473,557	15,580		Steel Dynamics Inc		117,894		3,735

PNC Financial Services Group Inc	96,977	6,914						11,932

US Bancorp	122,646	3,754
Wachovia Corp (a)	33,240	574		Telecommunication Services (0.57%)
Wells Fargo & Co	327,194	9,904		Embarq Corp		97,369		4,457

		36,726

				Telephone - Integrated (5.27%)
Reinsurance (1.34%)				AT&T Inc		785,337		24,196
Allied World Assurance Co Holdings Ltd	83,138	3,459		CenturyTel Inc		115,535		4,297
PartnerRe Ltd	51,632	3,631		Verizon Communications Inc		286,022		9,736
Transatlantic Holdings Inc	58,365	3,382		Windstream Corp		261,508		3,117

		10,472						41,346

REITS - Apartments (0.52%)				Tobacco (0.72%)
Essex Property Trust Inc	33,594	4,077		Altria Group Inc		276,285		5,622

REITS - Mortgage (0.53%)				Tools	- Hand Held (0.54%)
Annaly Capital Management Inc	274,396	4,135		Snap-On Inc		75,353		4,242

REITS - Office Property (0.57%)				Toys	(0.56%)
Boston Properties Inc	46,208	4,445		Hasbro Inc		114,326		4,427

				TOTAL COMMON STOCKS		$767,640

REITS - Regional Malls (0.37%)
Simon Property Group Inc	31,151	2,885				Principal
						Amount		Value

REITS - Shopping Centers (0.47%)						(000	's)	(000	's)

Federal Realty Investment Trust (a)	50,919	3,697		SHORT TERM INVESTMENTS (1.90%)
				Commercial Paper (1.90%)
REITS - Warehouse & Industrial (0.53%)				Investment in Joint Trading Account; HSBC
AMB Property Corp	85,021	4,163		Funding
					2.12%, 8/ 1/2008	$7,446		$7,446
Retail - Apparel & Shoe (0.46%)				Investment in Joint Trading Account;
Gap Inc/The	223,981	3,611		Prudential Funding
					2.12%, 8/ 1/2008	7,446		7,446

Retail - Building Products (0.30%)								14,892

Home Depot Inc	98,378	2,344		TOTAL SHORT TERM INVESTMENTS		$14,892

Retail - Discount (1.91%)
BJ's Wholesale Club Inc (a)(b)	104,376	3,917
Dollar Tree Inc (a)(b)	95,498	3,581
Wal-Mart Stores Inc	127,670	7,484

		14,982

Retail - Major Department Store (0.42%)
TJX Cos Inc	97,563	3,289

Schedule of Investments
LargeCap Value Fund
July 31, 2008 (unaudited)

Principal	Other Assets Summary (unaudited)

Amount	Value	Asset Type	Percent

(000	's)	(000	's)	Futures	1.70%

REPURCHASE AGREEMENTS (3.19%)
Commercial Banks - Non US (3.19%)
BNP Paribas Securities Corporation
Repurchase Agreement; 2.19% dated
07/31/08 maturing 08/01/08 (collateralized
by U.S. Government Agency Issues;
$25,205,000	; 0.00% - 6.75%; dated
08/08/08 - 11/27/37) (d)	$25,167	$25,015

TOTAL REPURCHASE AGREEMENTS	$25,015

Total Investments	$807,547
Liabilities in Excess of Other Assets, Net - (2.95)%	(23,134)

TOTAL NET ASSETS - 100.00%	$784,413

(a)	Security or a portion of the security was on loan at the end of the period.
(b)	Non-Income Producing Security
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,034 or 0.26% of net assets.
(d)	Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$50,213
Unrealized Depreciation	(76,938)

Net Unrealized Appreciation (Depreciation)	(26,725)
Cost for federal income tax purposes	834,272
All dollar amounts are shown in thousands (000's)

Futures Contracts

Current	Unrealized
Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
S&P 500 eMini;
September 2009	42	$13,275	$	13,305	$30

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	30.74%
Consumer, Non-cyclical	17.71%
Energy	17.15%
Industrial	11.47%
Communications	10.08%
Utilities	5.44%
Consumer, Cyclical	5.41%
Basic Materials	3.35%
Technology	1.60%
Liabilities in Excess of Other Assets, Net	(2.95%)

TOTAL NET ASSETS	100.00%

		Schedule of Investments
		LargeCap Value Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (97.77%)				COMMON STOCKS (continued)
Advertising Agencies (2.28%)				Finance - Investment Banker & Broker (7.24%)
Interpublic Group of Cos Inc (a)(b)	1,466,500	$12,890		Citigroup Inc	2,190,800	$40,946
Omnicom Group Inc	317,800	13,567		JPMorgan Chase & Co	742,600	30,172

		26,457		Morgan Stanley (a)	321,700	12,701

Airlines (1.22%)						83,819

Southwest Airlines Co (a)	907,700	14,151		Finance - Mortgage Loan/Banker (0.57%)
				Freddie Mac (a)	808,800	6,608
Auto - Medium & Heavy Duty Trucks (1.55%)
Paccar Inc	426,550	17,941		Gas - Distribution (1.88%)
				NiSource Inc	446,700	7,630
Auto/Truck Parts & Equipment - Original (3.72%)				Sempra Energy	251,700	14,135

BorgWarner Inc	498,800	20,112				21,765

Johnson Controls Inc	763,000	23,012

		43,124		Internet Security (2.48%)

				Symantec Corp (b)	1,362,300	28,704
Beverages - Wine & Spirits (0.81%)
Constellation Brands Inc (a)(b)	433,400	9,327		Life & Health Insurance (2.98%)
				Aflac Inc	619,600	34,456
Building Products - Wood (1.22%)
Masco Corp	860,000	14,181		Medical - Drugs (5.61%)
				Cephalon Inc (a)(b)	101,900	7,455
Cable TV (2.39%)				Merck & Co Inc	631,300	20,770
Comcast Corp	1,343,000	27,693		Wyeth	905,500	36,691

						64,916

Coal (1.82%)
Peabody Energy Corp	311,000	21,039		Medical Products (3.54%)
				Covidien Ltd	221,400	10,901
Commercial Banks (0.59%)				Johnson & Johnson	440,000	30,127

City National Corp/CA (a)	139,200	6,839				41,028

Consumer Products - Miscellaneous (1.18%)				Motorcycle/Motor Scooter (0.45%)
Fortune Brands Inc	238,200	13,651		Harley-Davidson Inc	136,800	5,176

Cruise Lines (1.72%)				Multi-Line Insurance (2.92%)
Carnival Corp	538,500	19,892		Hartford Financial Services Group Inc	331,000	20,982
				MetLife Inc	253,200	12,855

Diversified Manufacturing Operations (7.42%)						33,837

General Electric Co	2,105,900	59,576		Multimedia (1.30%)
Illinois Tool Works Inc	561,700	26,316		News Corp	1,061,900	15,005

		85,892

Electric - Integrated (5.28%)				Oil - Field Services (5.83%)
American Electric Power Co Inc	587,400	23,202		Baker Hughes Inc	383,700	31,813
Exelon Corp	141,600	11,133		Halliburton Co	796,700	35,708

Northeast Utilities (a)	599,800	15,091				67,521

Pepco Holdings Inc	467,400	11,657		Oil Company - Integrated (9.96%)

		61,083		Chevron Corp	576,800	48,774

Fiduciary Banks (1.00%)				Exxon Mobil Corp	395,800	31,834
Bank of New York Mellon Corp/The	324,774	11,529		Marathon Oil Corp	701,800	34,718

						115,326

Finance - Credit Card (1.18%)				Pharmacy Services (2.24%)
Discover Financial Services (a)	930,050	13,625		Medco Health Solutions Inc (b)	523,900	25,975

			Schedule of Investments
			LargeCap Value Fund I
			July 31, 2008 (unaudited)

					Portfolio Summary (unaudited)

					Sector	Percent

	Shares		Value
	Held		(000	's)	Financial	30.58%

					Energy	17.61%
COMMON STOCKS (continued)					Consumer, Non-cyclical	13.38%
Regional Banks (9.25%)					Industrial	13.18%
Bank of America Corp (a)	434,000		$14,279		Communications	12.00%
					Consumer, Cyclical	8.72%
Fifth Third Bancorp (a)	1,431,300		19,995		Utilities	7.16%
SunTrust Banks Inc (a)	508,500		20,879		Liabilities in Excess of Other Assets, Net	(2.63%)

Wells Fargo & Co	1,716,300		51,952		TOTAL NET ASSETS	100.00%

			107,105

Retail - Discount (0.06%)
Costco Wholesale Corp	10,900		683

Telephone - Integrated (3.55%)
AT&T Inc	593,400		18,283
Sprint Nextel Corp	2,799,184		22,785

			41,068

Transport - Rail (2.29%)
Burlington Northern Santa Fe Corp	254,300		26,480

Transport - Services (2.24%)
FedEx Corp	329,600		25,986

TOTAL COMMON STOCKS	$1,131,882

	Principal
	Amount		Value
	(000	's)	(000	's)

REPURCHASE AGREEMENTS (4.86%)
Money Center Banks (4.86%)
Deutsche Bank Repurchase Agreement;
2.18% dated 07/31/08 maturing 08/01/08
(collateralized by U.S. Government
Agency Issues; $57,024,000; 0.00% -
6.625%; dated 08/01/08 - 07/15/16) (c)	$56,577		$56,236

TOTAL REPURCHASE AGREEMENTS	$56,236

Total Investments	$1,188,118
Liabilities in Excess of Other Assets, Net - (2.63)%			(30,419)

TOTAL NET ASSETS - 100.00%	$1,157,699

(a)	Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c)	Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$65,770
Unrealized Depreciation			(210,085)

Net Unrealized Appreciation (Depreciation)			(144,315)
Cost for federal income tax purposes			1,332,433
All dollar amounts are shown in thousands (000's)

		Schedule of Investments
		LargeCap Value Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (97.71%)				COMMON STOCKS (continued)
Aerospace & Defense (1.17%)				Finance - Credit Card (0.28%)
Northrop Grumman Corp	28,200	$1,900		Discover Financial Services	30,800	$451

Apparel Manufacturers (0.68%)				Finance - Investment Banker & Broker (7.61%)
VF Corp	15,500	1,109		Citigroup Inc	219,500	4,103
				Goldman Sachs Group Inc/The	10,000	1,840
Applications Software (1.07%)				JPMorgan Chase & Co	113,900	4,628
Microsoft Corp	67,900	1,746		Morgan Stanley	45,600	1,800

						12,371

Beverages - Non-Alcoholic (1.92%)
Coca-Cola Co/The	42,300	2,179		Finance - Mortgage Loan/Banker (0.25%)
Pepsi Bottling Group Inc	33,800	941		Fannie Mae	35,600	409

		3,120

				Financial Guarantee Insurance (0.13%)
Chemicals - Diversified (2.31%)				MGIC Investment Corp (c)	32,900	211
EI Du Pont de Nemours & Co	48,000	2,103
PPG Industries Inc	27,200	1,649		Food - Miscellaneous/Diversified (0.70%)

		3,752		Unilever NV	40,900	1,133

Commercial Services - Finance (0.76%)				Food - Retail (0.73%)
H&R Block Inc	50,700	1,234		Kroger Co/The	42,200	1,193

Computers (2.41%)				Forestry (0.84%)
Hewlett-Packard Co	44,300	1,985		Weyerhaeuser Co	25,500	1,363
International Business Machines Corp	15,100	1,932

		3,917		Home Decoration Products (0.73%)

Consumer Products - Miscellaneous (0.62%)				Newell Rubbermaid Inc	71,500	1,182
Clorox Co	18,600	1,014
				Human Resources (0.12%)
Data Processing & Management (0.51%)				Robert Half International Inc	7,700	195
Fiserv Inc (a)	17,400	832
				Independent Power Producer (0.68%)
Diversified Manufacturing Operations (7.22%)				NRG Energy Inc (a)	30,500	1,107
Dover Corp	22,800	1,131
General Electric Co (b)	269,600	7,627		Life & Health Insurance (0.77%)
Ingersoll-Rand Co Ltd	35,100	1,264		Torchmark Corp	21,600	1,254
Parker Hannifin Corp	14,700	907		Machinery - Construction & Mining (0.85%)
Tyco International Ltd	18,000	802		Caterpillar Inc	19,800	1,377

		11,731

Electric - Integrated (2.56%)				Medical - Biomedical/Gene (0.88%)
Exelon Corp	28,800	2,264		Amgen Inc (a)	22,800	1,428
PPL Corp	40,300	1,893

				Medical - Drugs (6.87%)
		4,157

				Abbott Laboratories	30,100	1,696
Electronic Components - Semiconductors (0.61%)				Eli Lilly & Co	28,700	1,352
Intel Corp	44,600	990		Merck & Co Inc	49,500	1,629
				Pfizer Inc	250,200	4,671
Enterprise Software & Services (0.82%)				Wyeth	45,100	1,827

Oracle Corp (a)	61,700	1,328				11,175

Fiduciary Banks (0.59%)				Medical Instruments (0.75%)
Bank of New York Mellon Corp/The	27,100	962		Medtronic Inc	23,000	1,215

		Schedule of Investments
		LargeCap Value Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Medical Laboratory & Testing Service (0.41%)				Regional Banks (continued)
Quest Diagnostics Inc (c)	12,600	$670		PNC Financial Services Group Inc	10,800	$770
				US Bancorp	49,600	1,518
Medical Products (2.88%)				Wachovia Corp (c)	76,700	1,325
Johnson & Johnson	68,400	4,683		Wells Fargo & Co	105,200	3,184

						11,818

Multi-Line Insurance (4.24%)
Allstate Corp/The	45,100	2,084		REITS - Shopping Centers (0.20%)
American International Group Inc	88,100	2,295		Developers Diversified Realty Corp	10,400	332
Hartford Financial Services Group Inc	28,300	1,794
Loews Corp	16,287	726		Retail - Apparel & Shoe (0.42%)

		6,899		Gap Inc/The	42,600	687

Multimedia (2.01%)				Retail - Building Products (0.70%)
Time Warner Inc	144,000	2,062		Home Depot Inc	47,500	1,132
Viacom Inc (a)	43,200	1,207

		3,269		Retail - Consumer Electronics (0.76%)

				Best Buy Co Inc	31,100	1,235
Non-Hazardous Waste Disposal (0.71%)
Waste Management Inc (c)	32,300	1,148		Retail - Discount (1.29%)
				Wal-Mart Stores Inc	35,700	2,093
Office Automation & Equipment (0.69%)
Xerox Corp	82,400	1,124		Retail - Drug Store (0.68%)
				Walgreen Co	32,100	1,102
Office Supplies & Forms (0.47%)
Avery Dennison Corp	17,500	770		Retail - Office Supplies (0.70%)
				Staples Inc (c)	50,400	1,134
Oil Company - Exploration & Production (0.23%)
Devon Energy Corp	3,900	370		Retail - Regional Department Store (0.68%)
				Kohl's Corp (a)	26,200	1,098
Oil Company - Integrated (14.99%)
Chevron Corp	77,000	6,511		Retail - Restaurants (0.70%)
ConocoPhillips	56,200	4,587		Darden Restaurants Inc	10,600	345
Exxon Mobil Corp	108,000	8,687		McDonald's Corp	6,800	407
Royal Dutch Shell PLC - A shares ADR (c)	64,800	4,587		Starbucks Corp (a)	26,800	394

		24,372				1,146

Oil Field Machinery & Equipment (0.58%)				Savings & Loans - Thrifts (0.14%)
National Oilwell Varco Inc (a)(c)	12,000	944		Washington Mutual Inc (c)	41,300	220

Paper & Related Products (0.32%)				Semiconductor Equipment (0.39%)
International Paper Co	18,800	521		Applied Materials Inc	36,200	627

Printing - Commercial (0.63%)				Steel - Producers (0.60%)
RR Donnelley & Sons Co	38,500	1,028		Nucor Corp	17,100	978

Property & Casualty Insurance (0.65%)				Telecommunication Services (0.39%)
Travelers Cos Inc/The	24,000	1,059		Embarq Corp	14,000	641

Publishing - Newspapers (0.62%)				Telephone - Integrated (6.04%)
Gannett Co Inc (c)	55,500	1,006		AT&T Inc	190,300	5,863
				Sprint Nextel Corp	84,500	688
Regional Banks (7.27%)				Verizon Communications Inc	96,200	3,275

Bank of America Corp	138,700	4,563				9,826

National City Corp (c)	96,800	458

			Schedule of Investments
			LargeCap Value Fund II
			July 31, 2008 (unaudited)

						Futures Contracts
	Shares		Value

	Held		(000	's)				Current	Unrealized

COMMON STOCKS (continued)						Number of	Original	Market	Appreciation/
Television (0.39%)					Type	Contracts	Value	Value	(Depreciation)

CBS Corp	38,300		$627		Buy:
					S&P 500 eMini;
Tobacco (1.06%)					September 2008	42	$2,619	$2,661	$42
Altria Group Inc	42,300		861
Lorillard Inc	12,800		859		All dollar amounts are shown in thousands (000's)

			1,720

						Portfolio Summary (unaudited)

Transport - Truck (0.24%)
					Sector				Percent

YRC Worldwide Inc (a)(c)	23,500		397
					Financial				29.19%
					Consumer, Non-cyclical				18.81%
Wireless Equipment (0.19%)					Energy				15.80%
Motorola Inc	35,200		304		Industrial				10.18%

TOTAL COMMON STOCKS	$158,836				Communications				9.64%

					Consumer, Cyclical				7.33%
	Principal				Technology				6.50%
	Amount		Value		Basic Materials				4.07%
	(000	's)	(000	's)	Utilities				3.24%

REPURCHASE AGREEMENTS (7.05%)					Liabilities in Excess of Other Assets, Net				(4.76%)

Money Center Banks (7.05%)					TOTAL NET ASSETS				100.00%

Deutsche Bank Repurchase Agreement;					Other Assets Summary (unaudited)

2.18% dated 07/31/08 maturing 08/01/08					Asset Type				Percent

(collateralized by U.S. Government
Agency Issues; $11,624,000; 0.00% -					Futures				1.64%
6.625%; dated 08/01/08 - 07/15/16) (d)	$11,532		$11,463

TOTAL REPURCHASE AGREEMENTS	$11,463

Total Investments	$170,299
Liabilities in Excess of Other Assets, Net - (4.76)%			(7,742)

TOTAL NET ASSETS - 100.00%	$162,557

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,415 or 0.87% of net assets.
(c)	Security or a portion of the security was on loan at the end of the period.
(d)	Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$17,974
Unrealized Depreciation			(32,213)

Net Unrealized Appreciation (Depreciation)			(14,239)
Cost for federal income tax purposes			184,538
All dollar amounts are shown in thousands (000's)

		Schedule of Investments
		LargeCap Value Fund III
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (98.61%)				COMMON STOCKS (continued)
Aerospace & Defense (0.83%)				Commercial Banks (0.35%)
Lockheed Martin Corp	30,100	$3,140		Deutsche Bank AG (a)	73,400	$6,766
Northrop Grumman Corp	192,500	12,973

		16,113		Commercial Services - Finance (0.64%)

				Automatic Data Processing Inc	289,200	12,352
Aerospace & Defense Equipment (0.61%)
United Technologies Corp	183,600	11,747		Computer Services (0.16%)
				Electronic Data Systems Corp	125,200	3,106
Apparel Manufacturers (0.43%)
Jones Apparel Group Inc	474,200	7,938		Computers (0.62%)
VF Corp	5,723	410		International Business Machines Corp	93,200	11,928

		8,348

Applications Software (0.31%)				Computers - Memory Devices (0.95%)
Microsoft Corp	235,700	6,062		EMC Corp/Massachusetts (b)	908,700	13,640
				Western Digital Corp (b)	166,800	4,802

Athletic Footwear (0.66%)						18,442

Nike Inc	218,400	12,816		Computers - Peripheral Equipment (0.30%)
				Lexmark International Inc (a)(b)	167,800	5,886
Auto - Car & Light Trucks (0.24%)
General Motors Corp (a)	420,300	4,653		Consulting Services (0.66%)
				Accenture Ltd	304,000	12,695
Auto/Truck Parts & Equipment - Original (0.70%)
Autoliv Inc	170,800	6,668		Containers - Metal & Glass (1.09%)
Magna International Inc (a)	115,400	6,820		Ball Corp	201,000	8,961

		13,488		Owens-Illinois Inc (b)	286,700	12,110

Beverages - Non-Alcoholic (0.96%)						21,071

Coca-Cola Co/The	63,900	3,291		Cosmetics & Toiletries (2.57%)
Coca-Cola Enterprises Inc	490,200	8,299		Colgate-Palmolive Co	170,200	12,641
Pepsi Bottling Group Inc	247,000	6,879		Procter & Gamble Co	565,900	37,055

		18,469				49,696

Brewery (0.47%)				Distribution & Wholesale (0.47%)
Molson Coors Brewing Co	167,000	9,013		Ingram Micro Inc (b)	303,300	5,590
				Tech Data Corp (b)	102,800	3,584

Building - Residential & Commercial (0.32%)						9,174

Centex Corp	187,300	2,749
KB Home (a)	190,500	3,351		Diversified Manufacturing Operations (5.06%)

		6,100		3M Co	69,400	4,885

				General Electric Co	2,569,200	72,683
Cellular Telecommunications (0.21%)				ITT Corp	99,600	6,669
Vodafone Group PLC ADR	151,700	4,070		Textron Inc	139,400	6,060
Chemicals - Diversified (1.72%)				Tyco International Ltd	166,050	7,399

Dow Chemical Co/The	500,500	16,671				97,696

EI Du Pont de Nemours & Co	378,700	16,591		Electric - Integrated (2.07%)

		33,262		Dominion Resources Inc/VA	396,200	17,504

Chemicals - Specialty (0.57%)				Exelon Corp	132,700	10,433
Ashland Inc	136,100	5,685		PG&E Corp	306,600	11,813
Eastman Chemical Co	43,800	2,626		Wisconsin Energy Corp	4,800	217

Lubrizol Corp	53,200	2,650				39,967

		10,961		Electronic Components - Miscellaneous (0.60%)

				Flextronics International Ltd (b)	936,669	8,364

		Schedule of Investments
		LargeCap Value Fund III
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Electronic Components - Miscellaneous				Health Care Cost Containment (0.57%)
(continued)				McKesson Corp	196,800	$11,019
Sanmina-SCI Corp (b)	898,800	$1,591
Vishay Intertechnology Inc (b)	181,400	1,627		Investment Management & Advisory Services (0.63%)

		11,582		Franklin Resources Inc	121,000	12,174

Electronic Parts Distribution (0.83%)
Arrow Electronics Inc (b)	257,000	8,281		Leisure & Recreation Products (0.20%)
				Brunswick Corp/DE (a)	295,700	3,815
Avnet Inc (b)	281,200	7,665

		15,946		Life & Health Insurance (0.62%)

Engineering - Research & Development Services (0.59%)				Unum Group	496,300	11,991
McDermott International Inc (b)	238,400	11,365
				Machinery - Construction & Mining (0.19%)
Enterprise Software & Services (0.64%)				Caterpillar Inc	52,100	3,622
Oracle Corp (b)	571,100	12,296
				Medical - Biomedical/Gene (0.18%)
Fiduciary Banks (0.63%)				Amgen Inc (b)	56,400	3,532
State Street Corp	169,800	12,164
				Medical - Drugs (4.53%)
Finance - Credit Card (0.58%)				Merck & Co Inc	563,600	18,542
Discover Financial Services	758,800	11,116		Pfizer Inc	2,289,600	42,747
				Sanofi-Aventis SA ADR	215,100	7,520
Finance - Investment Banker & Broker (6.50%)				Wyeth	464,100	18,805

Citigroup Inc	1,674,700	31,300				87,614

Goldman Sachs Group Inc/The	85,300	15,699
JPMorgan Chase & Co	1,475,500	59,949		Medical - Wholesale Drug Distribution (0.71%)
				AmerisourceBergen Corp	145,000	6,071
Morgan Stanley	473,400	18,690

				Cardinal Health Inc	142,400	7,651

		125,638

						13,722

Finance - Mortgage Loan/Banker (0.39%)
Fannie Mae	422,750	4,862		Medical Products (2.68%)
				Covidien Ltd	248,300	12,227
Freddie Mac (a)	325,500	2,659

				Johnson & Johnson	576,300	39,459

		7,521

						51,686

Food - Canned (0.13%)
Del Monte Foods Co	294,200	2,498		Metal - Aluminum (0.74%)
				Alcoa Inc	426,100	14,381
Food - Meat Products (0.35%)
Tyson Foods Inc	456,300	6,799		Metal - Diversified (0.65%)
				Freeport-McMoRan Copper & Gold Inc	128,900	12,471
Food - Miscellaneous/Diversified (1.45%)
ConAgra Foods Inc	409,800	8,884		Multi-Line Insurance (6.48%)
				ACE Ltd	480,700	24,372
General Mills Inc	186,400	12,002
				Allstate Corp/The	349,400	16,149
Kraft Foods Inc	130,100	4,140
				American International Group Inc	755,600	19,683
Sara Lee Corp	225,900	3,086

				Genworth Financial Inc	475,800	7,599
		28,112

				Hartford Financial Services Group Inc	396,000	25,102
Food - Retail (1.60%)				MetLife Inc	477,600	24,248
Kroger Co/The	437,600	12,375		Old Republic International Corp (a)	478,200	5,021
Safeway Inc	326,300	8,719		XL Capital Ltd (a)	169,300	3,029

SUPERVALU Inc	386,600	9,905				125,203

		30,999

				Multimedia (1.25%)
				Time Warner Inc	624,000	8,936
				Viacom Inc (b)	122,300	3,416

		Schedule of Investments
		LargeCap Value Fund III
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Multimedia (continued)				Regional Banks (continued)
Walt Disney Co/The	389,000	$11,806		Wells Fargo & Co	910,200	$27,552

		24,158				115,573

Networking Products (0.63%)				Reinsurance (0.40%)
Cisco Systems Inc (b)	549,400	12,081		PartnerRe Ltd (a)	22,000	1,547
				RenaissanceRe Holdings Ltd	121,700	6,191

Non-Hazardous Waste Disposal (0.45%)						7,738

Allied Waste Industries Inc (b)	710,800	8,601
				Rental - Auto & Equipment (0.08%)
Oil Company - Exploration & Production (4.15%)				Avis Budget Group Inc (a)(b)	252,000	1,537
Anadarko Petroleum Corp	274,800	15,914
Apache Corp	199,400	22,367		Retail - Apparel & Shoe (0.47%)
Devon Energy Corp	116,500	11,055		Gap Inc/The	558,300	9,000
Occidental Petroleum Corp	236,300	18,627		Ltd Brands Inc (a)	5,600	92

XTO Energy Inc	259,800	12,270				9,092

		80,233		Retail - Building Products (0.60%)

				Home Depot Inc	489,700	11,670
Oil Company - Integrated (13.60%)
BP PLC ADR	155,800	9,572		Retail - Discount (0.57%)
Chevron Corp	638,500	53,992		Family Dollar Stores Inc (a)	255,600	5,955
ConocoPhillips	652,400	53,249		Wal-Mart Stores Inc	86,500	5,071

Exxon Mobil Corp	1,334,600	107,342				11,026

Marathon Oil Corp	295,800	14,633
Murphy Oil Corp	67,300	5,366		Retail - Drug Store (0.60%)
Royal Dutch Shell PLC - A shares ADR (a)	117,600	8,325		CVS/Caremark Corp	315,800	11,527
Total SA ADR	134,500	10,289		Retail - Regional Department Store (0.43%)

		262,768		Macy's Inc	442,900	8,331

Oil Refining & Marketing (0.55%)
Sunoco Inc	80,900	3,285		Savings & Loans - Thrifts (0.16%)
Valero Energy Corp	219,100	7,320		Washington Mutual Inc (b)(c)	200,600	1,069

		10,605		Washington Mutual Inc (a)	362,900	1,934

						3,003

Paper & Related Products (0.11%)
Smurfit-Stone Container Corp (a)(b)	361,000	2,061		Steel - Producers (0.64%)
				ArcelorMittal (a)	142,500	12,457
Property & Casualty Insurance (2.00%)
Chubb Corp	195,700	9,402		Telephone - Integrated (6.74%)
Fidelity National Financial Inc (a)	412,000	5,504		AT&T Inc	2,242,000	69,076
Safeco Corp	113,600	7,516		Sprint Nextel Corp	1,528,900	12,445
Travelers Cos Inc/The	369,291	16,293		Verizon Communications Inc	1,430,000	48,677

		38,715				130,198

Publishing - Newspapers (0.30%)				Television (0.40%)
Gannett Co Inc (a)	318,000	5,762		CBS Corp	471,200	7,709

Regional Banks (5.98%)				Tobacco (2.43%)
Bank of America Corp	1,476,200	48,567		Altria Group Inc	563,400	11,465
Comerica Inc	630,800	18,117		Philip Morris International Inc	476,400	24,606
Fifth Third Bancorp (a)	157,000	2,193		Reynolds American Inc (a)	195,800	10,932

Keycorp	193,500	2,041				47,003

SunTrust Banks Inc (a)	107,800	4,426		Tools - Hand Held (0.37%)
US Bancorp	200,700	6,144		Black & Decker Corp (a)	118,600	7,118
Wachovia Corp (a)	378,300	6,533

			Schedule of Investments
			LargeCap Value Fund III
			July 31, 2008 (unaudited)

	Shares		Value
	Held		(000	's)

COMMON STOCKS (continued)
Wireless Equipment (0.26%)
Motorola Inc	592,700		$5,121

TOTAL COMMON STOCKS	$1,905,234

	Principal
	Amount		Value
	(000	's)	(000	's)

MONEY MARKET FUNDS (4.32%)
Money Center Banks (4.32%)
Deutsche Bank Repurchase Agreement;
2.18% dated 07/31/08 maturing 08/01/08
(collateralized by U.S. Government
Agency Issues; $84,767,000; 0.00% -
6.625%; dated 08/01/08 - 07/15/16) (d)	$84,102		$83,596

TOTAL MONEY MARKET FUNDS	$83,596

Total Investments	$1,988,830
Liabilities in Excess of Other Assets, Net - (2.93)%			(56,702)

TOTAL NET ASSETS - 100.00%	$1,932,128

(a)			Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c)			Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,069 or 0.06% of net assets.
(d)			Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$179,964
Unrealized Depreciation			(411,013)

Net Unrealized Appreciation (Depreciation)			(231,049)
Cost for federal income tax purposes			2,219,879
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector			Percent

Financial			29.04%
Consumer, Non-cyclical			19.50%
Energy			18.30%
Industrial			10.60%
Communications			9.79%
Consumer, Cyclical			6.21%
Basic Materials			4.43%
Technology			2.99%
Utilities			2.07%
Liabilities in Excess of Other Assets, Net			(2.93%)

TOTAL NET ASSETS			100.00%

		Schedule of Investments
		MidCap Blend Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (95.61%)				COMMON STOCKS (continued)
Advertising Sales (0.94%)				Diversified Manufacturing Operations (0.71%)
Lamar Advertising Co (a)(b)	202,708	$7,699		Tyco International Ltd	130,941	$5,835

Aerospace & Defense Equipment (1.36%)				Diversified Operations (1.36%)
Alliant Techsystems Inc (a)(b)	112,273	11,114		Onex Corp (b)	406,518	11,163

Applications Software (1.24%)				E-Commerce - Services (0.59%)
Intuit Inc (b)	372,980	10,194		Liberty Media Corp - Interactive (b)	343,200	4,815

Belgium (0.28%)				Electric - Generation (1.36%)
RHJ International (b)	209,761	2,286		AES Corp/The (b)	688,915	11,119

Broadcasting Services & Programming (4.70%)				Electric - Integrated (1.19%)
Discovery Holding Co (b)	803,581	15,975		Allegheny Energy Inc	26,888	1,301
Liberty Global Inc - A Shares (b)	242,728	6,998		Ameren Corp	122,688	5,041
Liberty Global Inc - B Shares (a)(b)	338,909	9,286		SCANA Corp (a)	93,386	3,380

Liberty Media Corp - Capital Series A (b)	402,959	6,262				9,722

		38,521		Electric - Transmission (0.06%)

Building & Construction Products -				Brookfield Infrastructure Partners LP (a)	26,448	495
Miscellaneous (0.15%)
USG Corp (a)(b)	42,108	1,208		Electronic Components - Miscellaneous (1.09%)
				Gentex Corp	578,881	8,950
Building Products - Cement & Aggregate (0.03%)
Cemex SAB de CV ADR (a)	13,430	286		Electronic Components - Semiconductors (0.14%)
				Microchip Technology Inc (a)	36,101	1,153
Cable TV (3.42%)
Comcast Corp	485,250	9,967		Energy - Alternate Sources (2.74%)
DISH Network Corp (b)	613,558	18,051		Covanta Holding Corp (a)(b)	796,709	22,419

		28,018

				Food - Wholesale & Distribution (1.12%)
Casino Services (0.11%)
				Sysco Corp	325,012	9,217
International Game Technology	41,949	911
				Forestry (1.20%)
Commercial Services (2.23%)
				Weyerhaeuser Co	184,420	9,859
Iron Mountain Inc (a)(b)	629,315	18,250
				Gold Mining (2.15%)
Commercial Services - Finance (3.23%)
				Newmont Mining Corp (a)	366,586	17,581
Automatic Data Processing Inc	108,356	4,628
Lender Processing Services Inc	142,191	4,742		Independent Power Producer (1.33%)
Paychex Inc	131,483	4,329		Calpine Corp (a)(b)	625,621	10,886
Western Union Co/The	463,072	12,799

		26,498		Insurance Brokers (2.14%)

Consulting Services (1.35%)				Aon Corp	123,893	5,674
SAIC Inc (a)(b)	584,433	11,040		Brown & Brown Inc	309,146	5,432
				Marsh & McLennan Cos Inc	228,738	6,462

Data Processing & Management (0.97%)						17,568

Broadridge Financial Solutions Inc	142,222	2,944		Investment Management & Advisory Services (1.42%)
Fidelity National Information Services	264,881	5,019		Ameriprise Financial Inc	125,991	5,355

		7,963		Legg Mason Inc	156,164	6,301

Dental Supplies & Equipment (1.59%)						11,656

Dentsply International Inc	324,278	13,052

		Schedule of Investments
		MidCap Blend Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Life & Health Insurance (1.38%)				Pipelines (continued)
Aflac Inc	204,111	$11,351		Spectra Energy Corp	484,262	$13,157
				Williams Cos Inc	418,593	13,416

Linen Supply & Related Items (2.58%)						31,426

Cintas Corp	743,427	21,143
				Precious Metals (0.94%)
Machinery - Print Trade (0.17%)				Franco-Nevada Corp	369,528	7,690
Zebra Technologies Corp (b)	44,012	1,356
				Property & Casualty Insurance (4.32%)
Medical - Drugs (1.54%)				Fidelity National Financial Inc	305,197	4,077
Valeant Pharmaceuticals International (a)(b)	735,357	12,589		Markel Corp (b)	36,185	13,135
				Mercury General Corp (a)	227,748	11,504
Medical - HMO (1.85%)				White Mountains Insurance Group Ltd	15,313	6,684

Coventry Health Care Inc (b)	429,536	15,193				35,400

Medical - Outpatient & Home Medical Care (1.32%)				Publishing - Newspapers (1.68%)
Lincare Holdings Inc (b)	335,809	10,820		Washington Post Co/The	22,203	13,727

Medical Instruments (2.19%)				Real Estate Operator & Developer (2.96%)
St Jude Medical Inc (b)	384,677	17,918		Brookfield Asset Management Inc (a)	475,423	15,984
				Forest City Enterprises Inc (a)	316,386	8,248

Medical Laboratory & Testing Service (2.32%)						24,232

Laboratory Corp of America Holdings (b)	281,086	18,996		Reinsurance (1.52%)
				Everest Re Group Ltd	152,012	12,435
Medical Products (1.34%)
Covidien Ltd	222,768	10,969		Retail - Auto Parts (1.88%)
				O'Reilly Automotive Inc (b)	603,432	15,412
Multi-Line Insurance (2.32%)
Loews Corp (a)	427,524	19,050		Retail - Major Department Store (0.19%)
				TJX Cos Inc	45,577	1,536
Multimedia (1.89%)
Liberty Media Corp - Entertainment (a)(b)	628,444	15,472		Retail - Restaurants (0.30%)
				Yum! Brands Inc	68,688	2,460
Office Automation & Equipment (0.17%)
Pitney Bowes Inc	42,790	1,356		Satellite Telecommunications (0.70%)
				EchoStar Holding Corp (a)(b)	178,205	5,701
Oil - Field Services (0.57%)
Weatherford International Ltd (b)	124,192	4,686		Telephone - Integrated (1.13%)
				Telephone & Data Systems Inc	234,338	9,268
Oil & Gas Drilling (2.04%)
Nabors Industries Ltd (a)(b)	458,068	16,701		Textile - Home Furnishings (0.33%)
				Mohawk Industries Inc (a)(b)	46,050	2,716
Oil Company - Exploration & Production (11.16%)
Cimarex Energy Co	287,928	15,004		Tobacco (0.67%)
Encore Acquisition Co (a)(b)	416,846	25,790		UST Inc (a)	103,827	5,462
Equitable Resources Inc	271,792	14,201
Newfield Exploration Co (b)	47,327	2,318		Transport - Truck (0.27%)
Questar Corp	274,369	14,509		Heartland Express Inc (a)	129,555	2,208
Rosetta Resources Inc (a)(b)	289,587	6,840
XTO Energy Inc	270,759	12,788		Wireless Equipment (1.84%)

		91,450		American Tower Corp (b)	360,521	15,106

				TOTAL COMMON STOCKS	$783,307

Pipelines (3.84%)
National Fuel Gas Co	97,473	4,853

			Schedule of Investments
			MidCap Blend Fund
			July 31, 2008 (unaudited)

					Portfolio Summary (unaudited)

	Principal
					Sector	Percent

	Amount		Value
	(000	's)	(000	's)	Financial	30.83%

					Consumer, Non-cyclical	20.75%
SHORT TERM INVESTMENTS (4.54%)					Energy	20.35%
Commercial Paper (4.54%)					Communications	16.89%
Investment in Joint Trading Account; HSBC					Consumer, Cyclical	5.39%
Funding					Basic Materials	4.29%
2.12%, 8/ 1/2008	$18,581		$18,581		Utilities	3.93%
					Industrial	3.78%
Investment in Joint Trading Account;					Technology	2.52%
Prudential Funding					Diversified	1.36%
2.12%, 8/ 1/2008	18,580		18,580		Liabilities in Excess of Other Assets, Net	(10.09%)

			37,161		TOTAL NET ASSETS	100.00%

TOTAL SHORT TERM INVESTMENTS		$37,161

REPURCHASE AGREEMENTS (9.94%)
Money Center Banks (9.94%)
Deutsche Bank Repurchase Agreement;
2.18% dated 07/31/08 maturing 08/01/08
(collateralized by U.S. Government
Agency Issues; $81,794,000; 0.00% -
6.625%; dated 08/01/08 - 07/15/16) (c)	$81,152		$80,664
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
2.16% dated 07/31/2008 maturing
08/01/2008 (collateralized by Sovereign
Agency Issues; $805,000; 2.75% - 4.52%;
dated 09/14/10 - 04/15/14)	782		782

			81,446

TOTAL REPURCHASE AGREEMENTS		$81,446

Total Investments		$901,914
Liabilities in Excess of Other Assets, Net - (10.09)%			(82,667)

TOTAL NET ASSETS - 100.00%		$819,247

(a)	Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c)	Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation		$128,487
Unrealized Depreciation			(74,239)

Net Unrealized Appreciation (Depreciation)			54,248
Cost for federal income tax purposes			847,666
All dollar amounts are shown in thousands (000's)

		Schedule of Investments
		MidCap Growth Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (93.26%)				COMMON STOCKS (continued)
Advertising Agencies (1.32%)				Fiduciary Banks (1.77%)
Interpublic Group of Cos Inc (a)	93,441	$821		Northern Trust Corp	14,076	$1,100

Airlines (1.62%)				Hazardous Waste Disposal (2.79%)
Southwest Airlines Co	64,700	1,009		Stericycle Inc (a)	29,097	1,739

Applications Software (2.24%)				Industrial Audio & Video Products (1.74%)
Salesforce.com Inc (a)	21,903	1,397		Dolby Laboratories Inc (a)	26,583	1,082

Auto/Truck Parts & Equipment - Original (0.87%)				Instruments - Controls (1.58%)
BorgWarner Inc	13,488	544		Mettler Toledo International Inc (a)	9,159	985

Brewery (2.74%)				Instruments - Scientific (1.06%)
Molson Coors Brewing Co	31,604	1,706		Thermo Fisher Scientific Inc (a)	10,883	659

Cellular Telecommunications (1.37%)				Internet Infrastructure Software (1.97%)
NII Holdings Inc (a)	15,600	853		F5 Networks Inc (a)	41,975	1,224

Commercial Services (2.45%)				Internet Security (1.12%)
Quanta Services Inc (a)(b)	49,471	1,528		VeriSign Inc (a)(b)	21,384	696

Consulting Services (2.14%)				Intimate Apparel (1.80%)
FTI Consulting Inc (a)	18,768	1,335		Warnaco Group Inc/The (a)	26,753	1,122

Consumer Products - Miscellaneous (2.24%)				Investment Management & Advisory Services (1.63%)
Tupperware Brands Corp	35,772	1,395		BlackRock Inc (b)	4,675	1,013

Containers - Metal & Glass (3.92%)				Machinery - Construction & Mining (1.80%)
Ball Corp	24,945	1,112		Joy Global Inc	15,499	1,119
Owens-Illinois Inc (a)	31,510	1,331

		2,443		Medical - Generic Drugs (1.36%)

				Barr Pharmaceuticals Inc (a)	12,820	846
Diversified Manufacturing Operations (2.92%)
SPX Corp	14,364	1,821		Medical Instruments (4.32%)
				Edwards Lifesciences Corp (a)(b)	13,108	822
Electric Products - Miscellaneous (1.86%)				Intuitive Surgical Inc (a)	3,195	994
Ametek Inc	24,140	1,155		St Jude Medical Inc (a)	18,800	876

Electronic Components - Semiconductors (0.93%)						2,692

Microchip Technology Inc (b)	18,200	581		Medical Products (2.42%)
				Varian Medical Systems Inc (a)	25,077	1,505
Energy - Alternate Sources (1.04%)
First Solar Inc (a)	2,266	646		Multi-Line Insurance (1.33%)
				Assurant Inc	13,797	829
Engineering - Research & Development Services (0.93%)
McDermott International Inc (a)	12,194	581		Oil & Gas Drilling (3.01%)
				Nabors Industries Ltd (a)(b)	26,907	981
Engines - Internal Combustion (2.18%)				Noble Corp	17,220	893

Cummins Inc	20,484	1,359				1,874

Entertainment Software (3.24%)				Oil Company - Exploration & Production (2.93%)
Activision Blizzard Inc (a)	56,014	2,015		Cabot Oil & Gas Corp	11,488	506
				EXCO Resources Inc (a)(b)	22,935	597

		Schedule of Investments
		MidCap Growth Fund
		July 31, 2008 (unaudited)

					Principal
	Shares	Value			Amount		Value
	Held	(000	's)		(000	's)	(000	's)

COMMON STOCKS (continued)				REPURCHASE AGREEMENTS (17.24%)
Oil Company - Exploration & Production				Money Center Banks (17.24%)
(continued)				Deutsche Bank Repurchase Agreement;
PetroHawk Energy Corp (a)	21,617	$720		2.18% dated 07/31/08 maturing 08/01/08

		1,823		(collateralized by U.S. Government

				Agency Issues; $8,351,000; 0.00% -
Oil Field Machinery & Equipment (2.06%)				6.625%; dated 08/01/08 - 07/15/16) (c)	$8,286		$8,236
Cameron International Corp (a)	26,851	1,282		Investment in Joint Trading Account; Bank
				of America Repurchase Agreement; 2.12%
Pharmacy Services (0.95%)				dated 07/31/2008 maturing 08/01/2008
Express Scripts Inc (a)	8,353	589		(collateralized by Sovereign Agency
				Issues; $1,285,000; 2.20%; dated 01/23/09)	1,248		1,248
Retail - Apparel & Shoe (2.14%)				Investment in Joint Trading Account;
Urban Outfitters Inc (a)	40,301	1,330		Deutsche Bank Repurchase Agreement;
				2.16% dated 07/31/2008 maturing
				08/01/2008 (collateralized by Sovereign
Retail - Auto Parts (1.66%)				Agency Issues; $1,285,000; 2.75% -
Advance Auto Parts Inc	25,163	1,034		4.52%; dated 09/14/10 - 04/15/14)	1,248		1,248

							10,732

Retail - Restaurants (3.27%)
Burger King Holdings Inc (b)	41,065	1,102		TOTAL REPURCHASE AGREEMENTS	$10,732

Panera Bread Co (a)(b)	18,652	934		Total Investments	$68,793

		2,036		Liabilities in Excess of Other Assets, Net - (10.50)%			(6,536)

Savings & Loans - Thrifts (1.71%)				TOTAL NET ASSETS - 100.00%	$62,257

Hudson City Bancorp Inc	58,309	1,065

Semiconductor Component - Integrated Circuits (2.13%)				(a) Non-Income Producing Security
Marvell Technology Group Ltd (a)	89,659	1,326		(b)			Security or a portion of the security was on loan at the end of the period.
				(c)			Security was purchased with the cash proceeds from securities loans.
Soap & Cleaning Products (2.02%)
Church & Dwight Co Inc	22,940	1,259		Unrealized Appreciation (Depreciation)
				The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Therapeutics (1.31%)				of investments held by the fund as of the period end were as follows:
BioMarin Pharmaceutical Inc (a)	25,096	817
				Unrealized Appreciation	$5,513
Toys (2.19%)				Unrealized Depreciation			(2,647)

Hasbro Inc	35,167	1,362		Net Unrealized Appreciation (Depreciation)			2,866
				Cost for federal income tax purposes			65,927
Transport - Rail (1.68%)				All dollar amounts are shown in thousands (000's)
CSX Corp	15,444	1,044
				Portfolio Summary (unaudited)

Transport - Truck (1.96%)				Sector			Percent

JB Hunt Transport Services Inc	32,941	1,218		Industrial			24.42%
				Financial			23.68%
Web Hosting & Design (1.34%)				Consumer, Non-cyclical			21.96%
Equinix Inc (a)(b)	10,224	832		Consumer, Cyclical			13.55%
				Communications			9.31%
Wireless Equipment (2.20%)				Energy			9.04%
				Technology			8.54%
American Tower Corp (a)	32,703	1,370		Liabilities in Excess of Other Assets, Net			(10.50%)

TOTAL COMMON STOCKS	$58,061			TOTAL NET ASSETS			100.00%

		Schedule of Investments
		MidCap Growth Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (99.82%)				COMMON STOCKS (continued)
Aerospace & Defense (0.58%)				Commercial Services (continued)
Rockwell Collins Inc	32,900	$1,635		Weight Watchers International Inc	50,100	$1,791

						2,898

Aerospace & Defense Equipment (0.62%)
Goodrich Corp	35,200	1,730		Commercial Services - Finance (2.10%)
				H&R Block Inc	113,450	2,760
Agricultural Chemicals (0.84%)				Heartland Payment Systems Inc (b)	23,550	542
CF Industries Holdings Inc	14,350	2,346		Total System Services Inc	83,450	1,634
				Western Union Co/The	34,950	966

Apparel Manufacturers (1.58%)						5,902

Coach Inc (a)	104,800	2,673
				Computer Aided Design (0.54%)
Polo Ralph Lauren Corp	11,250	666		Ansys Inc (a)	33,200	1,523
VF Corp	15,400	1,102

		4,441		Computer Services (0.40%)

Applications Software (0.87%)				Cognizant Technology Solutions Corp (a)	39,800	1,117
Citrix Systems Inc (a)	44,700	1,191
Salesforce.com Inc (a)	19,750	1,260		Computers - Integrated Systems (1.27%)

		2,451		NCR Corp (a)	88,150	2,368

				Teradata Corp (a)	51,200	1,199

Beverages - Non-Alcoholic (0.59%)						3,567

Coca-Cola Enterprises Inc	97,750	1,655
				Computers - Memory Devices (1.06%)
Beverages - Wine & Spirits (0.33%)				NetApp Inc (a)(b)	88,250	2,255
Brown-Forman Corp	12,900	928		Western Digital Corp (a)	25,300	728

						2,983

Building - Heavy Construction (0.21%)				Consulting Services (1.89%)
Perini Corp (a)(b)	21,750	595		Accenture Ltd	37,650	1,572
Building - Residential & Commercial (0.67%)				SAIC Inc (a)	97,000	1,832
NVR Inc (a)(b)	3,400	1,878		Watson Wyatt Worldwide Inc (b)	32,750	1,898

						5,302

Cable TV (0.94%)				Cosmetics & Toiletries (1.30%)
DISH Network Corp (a)	89,700	2,639		Avon Products Inc	85,650	3,632

Cellular Telecommunications (1.24%)				Data Processing & Management (1.10%)
Millicom International Cellular SA	11,050	855		Broadridge Financial Solutions Inc	68,300	1,414
NII Holdings Inc (a)	48,050	2,626		Dun & Bradstreet Corp	17,250	1,667

		3,481				3,081

Chemicals - Specialty (0.93%)				Dental Supplies & Equipment (0.38%)
Sigma-Aldrich Corp	14,100	857		Patterson Cos Inc (a)(b)	33,750	1,054
Terra Industries Inc	32,650	1,763

		2,620		Disposable Medical Products (0.36%)

Coal (2.77%)				CR Bard Inc	10,800	1,003
Alpha Natural Resources Inc (a)(b)	16,875	1,670
				Diversified Financial Services (0.74%)
Consol Energy Inc	22,100	1,644		IntercontinentalExchange Inc (a)	20,850	2,081
Massey Energy Co	37,200	2,762
Walter Industries Inc	16,000	1,678		Diversified Manufacturing Operations (2.71%)

		7,754		Brink's Co/The	23,600	1,627

Commercial Services (1.03%)				Cooper Industries Ltd	17,400	734
Alliance Data Systems Corp (a)	17,250	1,107		Harsco Corp	27,950	1,512
				Parker Hannifin Corp	30,050	1,853

		Schedule of Investments
		MidCap Growth Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Diversified Manufacturing Operations				Entertainment Software (0.86%)
(continued)				Activision Blizzard Inc (a)	67,125	$2,415
SPX Corp	14,700	$1,864

		7,590		Fiduciary Banks (1.64%)

E-Commerce - Services (0.54%)				Northern Trust Corp	59,000	4,612
Priceline.com Inc (a)(b)	13,150	1,512
				Finance - Investment Banker & Broker (0.48%)
Electric - Integrated (1.16%)				TD Ameritrade Holding Corp (a)(b)	67,700	1,348
Alliant Energy Corp	21,200	683
Edison International	53,000	2,562		Food - Meat Products (0.18%)

				Hormel Foods Corp	13,700	496
		3,245

Electric Products - Miscellaneous (0.22%)				Food - Miscellaneous/Diversified (0.40%)
Molex Inc	24,850	610		ConAgra Foods Inc	52,250	1,133

Electronic Components - Miscellaneous (0.39%)				Footwear & Related Apparel (0.21%)
Garmin Ltd (b)	30,250	1,079		Deckers Outdoor Corp (a)(b)	5,250	593

Electronic Components - Semiconductors (2.77%)				Gas - Distribution (1.48%)
Broadcom Corp (a)	41,450	1,007		Energen Corp	14,000	843
Intersil Corp	50,600	1,221		Sempra Energy	58,850	3,305

MEMC Electronic Materials Inc (a)	34,600	1,599				4,148

Microchip Technology Inc (b)	61,600	1,967		Home Decoration Products (0.17%)
National Semiconductor Corp	40,000	838		Newell Rubbermaid Inc	29,100	481
Nvidia Corp (a)	99,425	1,137

		7,769		Hospital Beds & Equipment (0.25%)

Electronic Design Automation (0.19%)				Kinetic Concepts Inc (a)(b)	19,650	687
Cadence Design Systems Inc (a)(b)	72,750	538
				Hotels & Motels (0.43%)
Electronic Measurement Instruments (0.86%)				Choice Hotels International Inc (b)	48,850	1,214
Agilent Technologies Inc (a)	66,800	2,409
				Human Resources (0.25%)
Electronic Parts Distribution (0.34%)				Hewitt Associates Inc (a)	19,200	707
Arrow Electronics Inc (a)	29,375	946
				Independent Power Producer (1.18%)
Electronics - Military (0.57%)				Mirant Corp (a)(b)	107,825	3,300
L-3 Communications Holdings Inc	16,100	1,589
				Industrial Audio & Video Products (0.51%)
Engineering - Research & Development Services (2.49%)				Dolby Laboratories Inc (a)	35,200	1,432
Fluor Corp	21,400	1,741
				Industrial Gases (0.95%)
Foster Wheeler Ltd (a)	21,050	1,195		Airgas Inc	46,400	2,658
Jacobs Engineering Group Inc (a)	26,650	2,061
McDermott International Inc (a)	41,450	1,976		Instruments - Controls (0.90%)

		6,973		Mettler Toledo International Inc (a)	23,400	2,516

Engines - Internal Combustion (1.11%)
Cummins Inc	47,100	3,125		Instruments - Scientific (0.56%)
				Applied Biosystems Inc	42,850	1,582
Enterprise Software & Services (1.71%)
BMC Software Inc (a)	35,050	1,153		Internet Infrastructure Equipment (0.33%)
CA Inc	81,500	1,944		Avocent Corp (a)	39,450	938
Sybase Inc (a)(b)	50,450	1,696

		4,793

		Schedule of Investments
		MidCap Growth Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Internet Infrastructure Software (0.40%)				Metal - Iron (0.49%)
Akamai Technologies Inc (a)(b)	47,700	$1,113		Cleveland-Cliffs Inc	12,600	$1,366

Internet Security (0.69%)				Metal Processors & Fabrication (1.06%)
McAfee Inc (a)	59,050	1,934		Precision Castparts Corp	22,500	2,102
				Timken Co	26,100	862

Investment Management & Advisory Services (0.46%)						2,964

Eaton Vance Corp	9,250	343
Janus Capital Group Inc	31,200	947		Office Automation & Equipment (0.34%)

		1,290		Xerox Corp	69,400	947

Machinery - Construction & Mining (0.74%)				Oil & Gas Drilling (3.93%)
Joy Global Inc	28,700	2,073		ENSCO International Inc (b)	51,750	3,578
				Noble Corp	67,400	3,496
Machinery - Farm (0.26%)				Patterson-UTI Energy Inc	47,050	1,337
AGCO Corp (a)	12,250	733		Unit Corp (a)	38,500	2,601

						11,012

Machinery - General Industry (1.02%)
Gardner Denver Inc (a)	28,050	1,279		Oil Company - Exploration & Production (3.98%)
Manitowoc Co Inc/The	19,100	504		Cimarex Energy Co	57,000	2,970
Robbins & Myers Inc	21,450	1,089		Nexen Inc (b)	98,050	3,102

		2,872		Noble Energy Inc	32,200	2,379

				Stone Energy Corp (a)(b)	41,100	2,097
Machinery - Pumps (0.44%)
				W&T Offshore Inc	13,550	600

Flowserve Corp	9,300	1,240
						11,148

Medical - Biomedical/Gene (0.80%)				Oil Company - Integrated (0.93%)
Invitrogen Corp (a)(b)	36,650	1,625		Murphy Oil Corp	32,600	2,599
OSI Pharmaceuticals Inc (a)(b)	11,700	616

		2,241		Oil Refining & Marketing (0.68%)

				Frontier Oil Corp	23,300	425
Medical - Drugs (2.07%)
				Sunoco Inc (b)	36,400	1,478

Endo Pharmaceuticals Holdings Inc (a)	111,000	2,570
						1,903

Forest Laboratories Inc (a)	54,050	1,919
King Pharmaceuticals Inc (a)	114,950	1,323		Quarrying (0.35%)

		5,812		Compass Minerals International Inc (b)	12,900	975

Medical - HMO (3.07%)				Racetracks (0.35%)
Cigna Corp	96,350	3,567		International Speedway Corp	27,000	993
Coventry Health Care Inc (a)	44,550	1,576
Health Net Inc (a)	40,450	1,131		Recreational Vehicles (0.25%)
Humana Inc (a)	53,450	2,347		Polaris Industries Inc	16,400	702

		8,621

				REITS - Mortgage (0.33%)
Medical - Wholesale Drug Distribution (0.46%)				NorthStar Realty Finance Corp (b)	109,100	914
AmerisourceBergen Corp	30,950	1,296
				Rental - Auto & Equipment (1.12%)
Medical Instruments (1.18%)				Aaron Rents Inc (b)	29,300	805
St Jude Medical Inc (a)	70,950	3,305		Rent-A-Center Inc/TX (a)(b)	109,850	2,329

Medical Laboratory & Testing Service (0.51%)						3,134

Laboratory Corp of America Holdings (a)	20,950	1,416		Retail - Apparel & Shoe (1.39%)
				American Eagle Outfitters Inc	65,025	910
Medical Products (0.64%)				Gymboree Corp (a)	13,100	490
Henry Schein Inc (a)	33,700	1,805		Ross Stores Inc	45,300	1,720

		Schedule of Investments
		MidCap Growth Fund I
		July 31, 2008 (unaudited)

	Shares	Value				Shares		Value
	Held	(000	's)			Held		(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Retail - Apparel & Shoe (continued)				Telephone - Integrated (0.70%)
Urban Outfitters Inc (a)	23,900	$789		Windstream Corp		163,450		$1,948

		3,909

				Therapeutics (0.86%)
Retail - Auto Parts (0.92%)				Warner Chilcott Ltd (a)		141,900		2,400
Autozone Inc (a)	19,850	2,586
				Tobacco (0.35%)
Retail - Automobile (0.73%)				Reynolds American Inc		17,750		991
Copart Inc (a)	46,500	2,039
				Toys	(1.95%)
Retail - Computer Equipment (0.49%)				Hasbro Inc		72,000		2,788
GameStop Corp (a)	33,900	1,373		Marvel Entertainment Inc (a)(b)		77,025		2,673

Retail - Discount (1.95%)								5,461

BJ's Wholesale Club Inc (a)	28,250	1,060		Transport - Marine (1.96%)
Dollar Tree Inc (a)	27,100	1,016		Frontline Ltd (b)		22,450		1,440
Family Dollar Stores Inc	146,050	3,403		Kirby Corp (a)(b)		43,750		2,088

		5,479		Tidewater Inc		32,850		1,969

Retail - Major Department Store (0.76%)								5,497

TJX Cos Inc	63,600	2,144		Transport - Services (0.59%)
				Ryder System Inc		25,200		1,662
Retail - Restaurants (1.31%)
Yum! Brands Inc	102,600	3,675		Vitamins & Nutrition Products (0.49%)
				Herbalife Ltd		31,550		1,363
Savings & Loans - Thrifts (0.84%)
Hudson City Bancorp Inc	129,400	2,363		Web Portals (0.27%)
				Sohu.com Inc (a)(b)		10,100		762
Schools (1.34%)
Apollo Group Inc (a)	44,925	2,798		Wireless Equipment (0.77%)
ITT Educational Services Inc (a)	10,700	948		American Tower Corp (a)		51,500		2,158

		3,746		TOTAL COMMON STOCKS			$279,909

Semiconductor Component - Integrated Circuits (2.13%)						Principal
Analog Devices Inc	47,750	1,457				Amount		Value
Emulex Corp (a)(b)	45,650	515				(000	's)	(000	's)

Integrated Device Technology Inc (a)	119,800	1,200		REPURCHASE AGREEMENTS (14.69%)
Linear Technology Corp	90,400	2,807		Money Center Banks (14.69%)

		5,979		Deutsche Bank Repurchase Agreement;

				2.18% dated 07/31/08 maturing 08/01/08
Semiconductor Equipment (0.94%)				(collateralized by U.S. Government
Lam Research Corp (a)	59,500	1,957		Agency Issues; $41,768,000; 0.00% -
Novellus Systems Inc (a)(b)	32,800	668		6.625%; dated 08/01/08 - 07/15/16) (c)		$41,440		$41,191

		2,625		TOTAL REPURCHASE AGREEMENTS			$41,191

Steel - Producers (2.06%)				Total Investments			$321,100
AK Steel Holding Corp	31,950	2,029		Liabilities in Excess of Other Assets, Net - (14.51)%				(40,684

Nucor Corp	17,550	1,004		TOTAL NET ASSETS - 100.00%			$280,416

Reliance Steel & Aluminum Co	14,400	909
Steel Dynamics Inc	58,200	1,844

				(a)	Non-Income Producing Security
		5,786

				(b)	Security or a portion of the security was on loan at the end of the period.
Telecommunication Equipment (0.29%)				(c)	Security was purchased with the cash proceeds from securities loans.
Tellabs Inc (a)	159,700	821

Schedule of Investments
MidCap Growth Fund I
July 31, 2008 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$25,886
Unrealized Depreciation	(30,210)

Net Unrealized Appreciation (Depreciation)	(4,324)
Cost for federal income tax purposes	325,424
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	21.94%
Financial	19.19%
Industrial	18.14%
Technology	14.19%
Consumer, Cyclical	13.18%
Energy	12.27%
Communications	6.17%
Basic Materials	5.62%
Utilities	3.81%
Liabilities in Excess of Other Assets, Net	(14.51%)

TOTAL NET ASSETS	100.00%

		Schedule of Investments
		MidCap Growth Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (99.22%)				COMMON STOCKS (continued)
Aerospace & Defense Equipment (1.65%)				Commercial Services - Finance (1.60%)
Alliant Techsystems Inc (a)(b)	36,500	$3,613		Global Payments Inc	37,900	$1,678
Goodrich Corp	42,200	2,074		H&R Block Inc	96,800	2,355

		5,687		Heartland Payment Systems Inc (a)	14,300	329

Agricultural Chemicals (1.29%)				Total System Services Inc	60,297	1,181

CF Industries Holdings Inc	15,900	2,599				5,543

Mosaic Co/The	14,500	1,845		Computer Aided Design (0.69%)

		4,444		Autodesk Inc (b)	74,800	2,385

Airlines (0.33%)				Computer Services (0.63%)
Copa Holdings SA	31,900	1,142		Affiliated Computer Services Inc (b)	32,300	1,557
Apparel Manufacturers (0.36%)				CACI International Inc (a)(b)	13,600	611

Coach Inc (b)	48,300	1,232				2,168

				Computers - Integrated Systems (0.69%)
Applications Software (0.56%)				Micros Systems Inc (a)(b)	63,600	2,015
Progress Software Corp (a)(b)	66,100	1,945		NCR Corp (b)	13,200	354

						2,369

Audio & Video Products (0.37%)
Harman International Industries Inc	31,200	1,285		Computers - Memory Devices (0.97%)
				Seagate Technology	91,400	1,368
Auto - Medium & Heavy Duty Trucks (0.22%)				Western Digital Corp (b)	68,800	1,981

Oshkosh Corp (a)	41,800	754				3,349

Auto/Truck Parts & Equipment - Original (0.39%)				Computers - Peripheral Equipment (0.22%)
WABCO Holdings Inc	30,125	1,360		Logitech International SA (a)(b)	29,500	774

Beverages - Non-Alcoholic (0.16%)				Consulting Services (0.40%)
Hansen Natural Corp (a)(b)	24,700	565		SAIC Inc (b)	74,000	1,398

Building - Heavy Construction (0.08%)				Containers - Metal & Glass (1.24%)
Perini Corp (b)	9,800	268		Crown Holdings Inc (a)(b)	105,600	2,960
				Owens-Illinois Inc (b)	31,300	1,322

Cable TV (0.60%)						4,282

DISH Network Corp (b)	70,700	2,080		Cosmetics & Toiletries (1.89%)
				Avon Products Inc	57,000	2,417
Casino Hotels (0.10%)
				Chattem Inc (a)(b)	39,000	2,514
Boyd Gaming Corp (a)	34,300	342
				Estee Lauder Cos Inc/The	36,000	1,588

Cellular Telecommunications (0.21%)						6,519

Syniverse Holdings Inc (b)	19,100	309		Data Processing & Management (0.95%)
US Cellular Corp (b)	7,000	418		Broadridge Financial Solutions Inc	82,000	1,697

		727		Fidelity National Information Services	1,400	27

Chemicals - Specialty (0.63%)				SEI Investments Co	67,100	1,545

Terra Industries Inc	40,000	2,160				3,269

				Disposable Medical Products (0.52%)
Coal (0.88%)				CR Bard Inc	19,400	1,801
Peabody Energy Corp	44,800	3,031
				Distribution & Wholesale (1.23%)
Commercial Services (1.11%)				LKQ Corp (a)(b)	134,800	2,763
Alliance Data Systems Corp (b)	19,500	1,251		WESCO International Inc (b)	39,700	1,495

Quanta Services Inc (a)(b)	83,400	2,575				4,258

		3,826

		Schedule of Investments
		MidCap Growth Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Diversified Financial Services (1.08%)				Engines - Internal Combustion (0.64%)
IntercontinentalExchange Inc (b)	37,300	$3,723		Cummins Inc	33,500	$2,222

Diversified Manufacturing Operations (1.20%)				Enterprise Software & Services (0.68%)
Actuant Corp (a)	72,200	2,199		BMC Software Inc (b)	59,900	1,970
Harsco Corp	35,800	1,937		Mantech International Corp (b)	6,700	374

		4,136				2,344

Drug Delivery Systems (0.60%)				Entertainment Software (0.33%)
Hospira Inc (b)	54,000	2,061		Activision Blizzard Inc (b)	32,000	1,151

Electric - Integrated (1.55%)				Fiduciary Banks (0.64%)
Allegheny Energy Inc	40,500	1,960		Northern Trust Corp	28,100	2,197
Constellation Energy Group Inc	29,700	2,470
DPL Inc	36,900	937		Finance - Investment Banker & Broker (0.94%)

		5,367		Investment Technology Group Inc (b)	39,600	1,178

				TD Ameritrade Holding Corp (a)(b)	104,100	2,072

Electric Products - Miscellaneous (0.51%)						3,250

Molex Inc	71,900	1,764
				Finance - Other Services (0.67%)
Electronic Components - Miscellaneous (0.89%)				GFI Group Inc (a)	65,200	658
Benchmark Electronics Inc (a)(b)	10,800	158		Nasdaq OMX Group, Inc (a)(b)	59,700	1,658

Jabil Circuit Inc	160,600	2,611				2,316

Plexus Corp (a)(b)	11,000	314		Human Resources (1.30%)

		3,083		Hewitt Associates Inc (b)	42,900	1,581

Electronic Components - Semiconductors (2.25%)				Manpower Inc	33,800	1,622
Broadcom Corp (b)	111,400	2,706		Robert Half International Inc	51,500	1,303

Intersil Corp	49,900	1,204				4,506

MEMC Electronic Materials Inc (b)	48,200	2,227		Independent Power Producer (0.57%)
Silicon Laboratories Inc (b)	50,500	1,652		NRG Energy Inc (b)	54,200	1,967

		7,789

Electronic Connectors (1.22%)				Industrial Audio & Video Products (0.32%)
Amphenol Corp	88,300	4,209		Dolby Laboratories Inc (b)	27,500	1,119

Electronic Parts Distribution (1.35%)				Industrial Automation & Robots (0.23%)
Arrow Electronics Inc (b)	26,900	867		Nordson Corp (a)	11,400	806
Avnet Inc (b)	139,200	3,794

				Industrial Gases (0.64%)
		4,661

				Airgas Inc	38,800	2,222
Electronics - Military (1.44%)
L-3 Communications Holdings Inc	50,500	4,984		Instruments - Controls (0.57%)
				Mettler Toledo International Inc (b)	18,300	1,967
Engineering - Research & Development Services (5.06%)
Aecom Technology Corp (a)(b)	10,400	296		Instruments - Scientific (1.32%)
Fluor Corp	93,500	7,606		Thermo Fisher Scientific Inc (b)	75,500	4,569
Foster Wheeler Ltd (b)	35,400	2,010
Jacobs Engineering Group Inc (b)	30,500	2,359		Insurance Brokers (0.24%)
KBR Inc	60,100	1,713		Brown & Brown Inc	47,600	836
Shaw Group Inc/The (b)	27,900	1,613		Internet Infrastructure Software (0.16%)
URS Corp (b)	45,000	1,886		Akamai Technologies Inc (b)	23,800	555

		17,483

				Investment Management & Advisory Services (2.04%)
				Affiliated Managers Group Inc (a)(b)	52,800	4,562

		Schedule of Investments
		MidCap Growth Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Investment Management & Advisory Services				Medical Products (2.50%)
(continued)				Becton Dickinson & Co	39,400	$3,346
Ameriprise Financial Inc	44,100	$1,874		Henry Schein Inc (a)(b)	50,900	2,726
GLG Partners Inc (a)	64,900	599		Varian Medical Systems Inc (b)	42,500	2,550

		7,035				8,622

Machinery - Construction & Mining (2.21%)				Metal - Iron (0.76%)
Bucyrus International Inc	27,300	1,911		Cleveland-Cliffs Inc	24,200	2,624
Joy Global Inc	53,000	3,828
Terex Corp (b)	40,400	1,912		Metal Processors & Fabrication (0.84%)

		7,651		Precision Castparts Corp	31,200	2,915

Machinery - General Industry (1.01%)
Roper Industries Inc (a)	57,100	3,493		Multimedia (0.63%)
				Factset Research Systems Inc (a)	37,800	2,180
Machinery - Pumps (0.16%)
Graco Inc (a)	15,200	551		Networking Products (0.69%)
				Anixter International Inc (a)(b)	35,200	2,395
Machinery Tools & Related Products (0.19%)
Kennametal Inc	22,100	658		Oil - Field Services (1.99%)
				Helix Energy Solutions Group Inc (b)	21,400	683
Medical - Biomedical/Gene (0.55%)				Oil States International Inc (b)	18,100	993
Millipore Corp (b)	27,000	1,899		Superior Energy Services Inc (b)	34,600	1,641
				Weatherford International Ltd (b)	94,400	3,562

Medical - Drugs (1.50%)						6,879

Cephalon Inc (a)(b)	32,600	2,385		Oil & Gas Drilling (3.53%)
Endo Pharmaceuticals Holdings Inc (b)	44,800	1,037		Atwood Oceanics Inc (a)(b)	104,400	4,793
Forest Laboratories Inc (b)	49,600	1,761		Diamond Offshore Drilling Inc	15,100	1,801

		5,183		ENSCO International Inc	32,600	2,254

Medical - Generic Drugs (0.44%)				Noble Corp	6,500	337
Watson Pharmaceuticals Inc (b)	52,200	1,509		Patterson-UTI Energy Inc	48,300	1,373
				Unit Corp (b)	24,300	1,642

Medical - HMO (2.21%)						12,200

Centene Corp (b)	1,800	40
Cigna Corp	41,600	1,540		Oil Company - Exploration & Production (2.65%)
Coventry Health Care Inc (b)	12,300	435		ATP Oil & Gas Corp (a)(b)	5,900	168
Health Net Inc (b)	65,500	1,832		Denbury Resources Inc (b)	27,800	782
Humana Inc (b)	50,200	2,204		Mariner Energy Inc (a)(b)	55,000	1,455
WellCare Health Plans Inc (b)	40,200	1,581		Newfield Exploration Co (b)	56,900	2,787

		7,632		Noble Energy Inc	12,800	946

				Southwestern Energy Co (b)	17,500	636
Medical - Hospitals (0.30%)				St Mary Land & Exploration Co (a)	22,300	949
Health Management Associates Inc (a)(b)	168,500	1,036		W&T Offshore Inc	26,100	1,155
				Whiting Petroleum Corp (b)	3,100	290

Medical - Wholesale Drug Distribution (0.55%)

AmerisourceBergen Corp	45,500	1,905				9,168

				Oil Field Machinery & Equipment (2.66%)
Medical Instruments (2.08%)				Cameron International Corp (b)	44,500	2,126
Beckman Coulter Inc	20,500	1,483		Dresser-Rand Group Inc (b)	33,600	1,280
St Jude Medical Inc (b)	122,500	5,706		FMC Technologies Inc (a)(b)	37,200	2,298

		7,189		National Oilwell Varco Inc (b)	44,300	3,483

Medical Laboratory & Testing Service (0.66%)						9,187

Icon PLC ADR (b)	28,200	2,266		Oil Refining & Marketing (0.45%)
				Sunoco Inc	33,800	1,373

		Schedule of Investments
		MidCap Growth Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Oil Refining & Marketing (continued)				Rubber - Tires (0.49%)
Tesoro Corp	12,200	$188		Goodyear Tire & Rubber Co/The (b)	86,600	$1,700

		1,561

				Schools (0.28%)
Pharmacy Services (1.47%)				Capella Education Co (a)(b)	18,200	950
Express Scripts Inc (b)	17,000	1,199
HealthExtras Inc (a)(b)	4,900	147		Semiconductor Component - Integrated Circuits (0.68%)
Medco Health Solutions Inc (b)	56,800	2,816		Analog Devices Inc	48,900	1,492
Omnicare Inc (a)	31,300	922		Integrated Device Technology Inc (b)	83,800	840

		5,084				2,332

Property & Casualty Insurance (0.41%)				Soap & Cleaning Products (0.53%)
WR Berkley Corp	59,500	1,405		Church & Dwight Co Inc	33,300	1,827

Publishing - Books (0.20%)				Software Tools (0.11%)
John Wiley & Sons Inc (a)	15,400	698		VMware Inc (a)(b)	10,200	366

Reinsurance (0.08%)				Steel - Producers (1.61%)
Transatlantic Holdings Inc	5,000	290		AK Steel Holding Corp	32,000	2,032
				Steel Dynamics Inc	111,900	3,545

Research & Development (0.74%)						5,577

Pharmaceutical Product Development Inc	67,400	2,571
				Steel - Specialty (0.13%)
Retail - Apparel & Shoe (2.78%)				Allegheny Technologies Inc (a)	9,800	463
AnnTaylor Stores Corp (b)	45,300	1,022
Guess ? Inc	94,400	2,990		Telecommunication Equipment (0.98%)
Hanesbrands Inc (a)(b)	60,100	1,289		CommScope Inc (b)	18,900	843
Ltd Brands Inc	111,300	1,835		Harris Corp	52,500	2,528

Phillips-Van Heusen Corp	11,900	421				3,371

Ross Stores Inc	53,700	2,038		Telecommunication Equipment - Fiber Optics (0.33%)

		9,595		Ciena Corp (a)(b)	55,900	1,155

Retail - Auto Parts (0.48%)
				Telecommunication Services (1.06%)
Advance Auto Parts Inc	40,100	1,648
				Embarq Corp	41,900	1,918
Retail - Computer Equipment (0.81%)				NTELOS Holdings Corp	73,400	1,755

GameStop Corp (b)	69,100	2,799				3,673

				Telephone - Integrated (0.48%)
Retail - Discount (1.09%)				Qwest Communications International Inc	437,000	1,674
Dollar Tree Inc (b)	62,600	2,348
Family Dollar Stores Inc	60,400	1,407		Therapeutics (0.23%)

		3,755		United Therapeutics Corp (a)(b)	6,900	782

Retail - Major Department Store (0.40%)
				Transport - Marine (0.86%)
TJX Cos Inc	40,500	1,365
				Frontline Ltd	18,900	1,213
Retail - Pawn Shops (0.43%)				Kirby Corp (b)	36,900	1,761

Cash America International Inc	35,000	1,476				2,974

				Transport - Services (0.32%)
Retail - Restaurants (0.11%)				UTI Worldwide Inc	59,800	1,088
Darden Restaurants Inc	11,800	384
				Transport - Truck (0.67%)
Retail - Sporting Goods (0.40%)				Forward Air Corp (a)	12,700	465
Dick's Sporting Goods Inc (a)(b)	79,400	1,393

				Schedule of Investments
				MidCap Growth Fund II
				July 31, 2008 (unaudited)

						Unrealized Appreciation (Depreciation)
						The net federal income tax unrealized appreciation (depreciation) and federal tax cost
		Shares		Value		of investments held by the fund as of the period end were as follows:
		Held		(000	's)

COMMON STOCKS (continued)						Unrealized Appreciation	$17,024
Transport - Truck (continued)						Unrealized Depreciation	(43,724)

Landstar System Inc		36,800		$1,861		Net Unrealized Appreciation (Depreciation)	(26,700)

				2,326		Cost for federal income tax purposes	411,079

						All dollar amounts are shown in thousands (000's)
Web Hosting & Design (0.74%)
Equinix Inc (a)(b)		31,300		2,547		Portfolio Summary (unaudited)

Web Portals (0.35%)						Sector	Percent

Sohu.com Inc (a)(b)		16,200		1,223		Industrial	24.74%
						Consumer, Non-cyclical	22.23%
Wire & Cable Products (0.75%)						Financial	18.11%
						Energy	12.16%
General Cable Corp (a)(b)		45,200		2,605		Consumer, Cyclical	9.98%
						Technology	8.75%
Wireless Equipment (1.63%)						Communications	8.08%
American Tower Corp (b)		51,800		2,171		Basic Materials	5.06%
						Utilities	2.12%
SBA Communications Corp (a)(b)		91,800		3,478		Liabilities in Excess of Other Assets, Net	(11.23%)

				5,649		TOTAL NET ASSETS	100.00%

X	-Ray Equipment (0.62%)
Hologic Inc (a)(b)		115,200		2,128

TOTAL COMMON STOCKS			$342,861

		Principal
		Amount		Value
		(000	's)	(000	's)

REPURCHASE AGREEMENTS (12.01%)
Finance - Investment Banker & Broker (1.94%)
Lehman Brothers Repurchase Agreement;
2.19% dated 07/31/08 maturing 08/01/08
(collateralized by U.S. Government
Agency Issues; $6,780,000; 0.00% -
6.03%; dated 09/26/08 - 12/27/32) (c)		$6,748		$6,707

Money Center Banks (10.07%)
Deutsche Bank Repurchase Agreement;
2.18% dated 07/31/08 maturing 08/01/08
(collateralized by U.S. Government
Agency Issues; $35,299,000; 0.00% -
6.625%; dated 08/01/08 - 07/15/16) (c)		35,022		34,811

TOTAL REPURCHASE AGREEMENTS			$41,518

Total Investments			$384,379
Liabilities in Excess of Other Assets, Net - (11.23)%				(38,820)

TOTAL NET ASSETS - 100.00%			$345,559

(a)		Security or a portion of the security was on loan at the end of the period.
(b)	Non-Income Producing Security
(c)		Security was purchased with the cash proceeds from securities loans.

		Schedule of Investments
		MidCap Growth Fund III
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (95.27%)				COMMON STOCKS (continued)
Agricultural Chemicals (0.99%)				Disposable Medical Products (0.73%)
CF Industries Holdings Inc	48,290	$7,894		CR Bard Inc	62,810	$5,831

Applications Software (1.57%)				Diversified Manufacturing Operations (1.88%)
Salesforce.com Inc (a)(b)	197,664	12,609		Harsco Corp	104,800	5,670
				SPX Corp	74,060	9,389

Beverages - Wine & Spirits (1.03%)						15,059

Central European Distribution Corp (a)(b)	113,240	8,262
				E-Commerce - Products (0.19%)
Brewery (1.08%)				MercadoLibre Inc (a)(b)	43,388	1,555
Molson Coors Brewing Co	160,300	8,651
				E-Commerce - Services (1.19%)
Broadcasting Services & Programming (0.49%)				Priceline.com Inc (a)(b)	82,910	9,531
Discovery Holding Co (b)	196,370	3,904
				Electric - Integrated (1.63%)
Casino Hotels (1.41%)				PPL Corp	278,140	13,061
Wynn Resorts Ltd (a)	115,520	11,261
				Electric Products - Miscellaneous (1.54%)
Cellular Telecommunications (1.05%)				Ametek Inc	257,680	12,333
Millicom International Cellular SA (a)	28,205	2,182
NII Holdings Inc (b)	114,340	6,250		Electronic Components - Semiconductors (4.12%)

		8,432		Altera Corp	572,680	12,570

				Broadcom Corp (b)	390,280	9,480
Chemicals - Diversified (0.78%)				Cavium Networks Inc (a)(b)	249,598	4,006
Celanese Corp	162,440	6,259		PMC - Sierra Inc (a)(b)	953,320	6,902

						32,958

Coal (2.77%)
Alpha Natural Resources Inc (a)(b)	60,750	6,011		Energy - Alternate Sources (1.26%)
Consol Energy Inc	149,980	11,157		Covanta Holding Corp (b)	227,160	6,392
Walter Industries Inc (a)	47,970	5,031		First Solar Inc (b)	12,960	3,695

		22,199				10,087

Commercial Services (0.66%)				Engineering - Research & Development Services (1.52%)
Quanta Services Inc (a)(b)	171,270	5,289		Fluor Corp	149,400	12,154

Computer Software (0.94%)				Engines - Internal Combustion (1.02%)
Omniture Inc (a)(b)	432,285	7,500		Cummins Inc	122,530	8,129

Consulting Services (1.36%)				Entertainment Software (1.78%)
FTI Consulting Inc (b)	153,590	10,930		Activision Blizzard Inc (b)	395,005	14,212

Containers - Metal & Glass (0.81%)				Fiduciary Banks (1.42%)
Owens-Illinois Inc (b)	154,260	6,516		Northern Trust Corp	145,910	11,406

Cosmetics & Toiletries (1.74%)				Finance - Investment Banker & Broker (0.71%)
Alberto-Culver Co	177,200	4,754		Interactive Brokers Group Inc (a)(b)	203,639	5,714
Estee Lauder Cos Inc/The	207,726	9,161

		13,915		Footwear & Related Apparel (0.40%)

				Deckers Outdoor Corp (a)(b)	28,190	3,186
Data Processing & Management (1.14%)
Fiserv Inc (a)(b)	191,410	9,153		Gold Mining (0.43%)
				Agnico-Eagle Mines Ltd (a)	63,230	3,456
Dental Supplies & Equipment (0.72%)
Dentsply International Inc	144,230	5,805		Hazardous Waste Disposal (1.87%)
				Clean Harbors Inc (a)(b)	81,930	6,394

		Schedule of Investments
		MidCap Growth Fund III
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Hazardous Waste Disposal (continued)				Medical Laboratory & Testing Service (1.37%)
Stericycle Inc (b)	143,607	$8,580		Covance Inc (a)(b)	119,128	$10,936

		14,974

				Medical Products (0.79%)
Independent Power Producer (0.71%)				Henry Schein Inc (a)(b)	117,843	6,312
Dynegy Inc (b)	841,970	5,666
				Metal - Iron (0.55%)
Industrial Gases (0.69%)				Cleveland-Cliffs Inc	40,550	4,396
Airgas Inc	96,710	5,540
				Multi-Line Insurance (0.71%)
Insurance Brokers (0.76%)				Assurant Inc	95,090	5,717
Aon Corp	132,380	6,063
				Networking Products (2.39%)
Internet Content - Information & News (0.90%)				Atheros Communications Inc (a)(b)	248,792	7,713
Baidu.com ADR (b)	20,730	7,196		Juniper Networks Inc (b)	438,130	11,404

Internet Infrastructure Software (1.50%)						19,117

Akamai Technologies Inc (a)(b)	203,710	4,755		Oil - Field Services (0.72%)
F5 Networks Inc (a)(b)	250,201	7,293		Smith International Inc	77,610	5,773

		12,048

				Oil & Gas Drilling (1.57%)
Internet Security (2.46%)				Diamond Offshore Drilling Inc	44,950	5,363
McAfee Inc (b)	369,606	12,105		Nabors Industries Ltd (a)(b)	197,950	7,217

VeriSign Inc (a)(b)	233,810	7,608				12,580

		19,713

				Oil Company - Exploration & Production (5.68%)
Intimate Apparel (1.00%)				Denbury Resources Inc (b)	232,740	6,549
Warnaco Group Inc/The (a)(b)	190,507	7,992		EXCO Resources Inc (a)(b)	209,770	5,465
Investment Management & Advisory Services (1.92%)				Pioneer Natural Resources Co (a)	100,210	5,958
T Rowe Price Group Inc	256,330	15,341		Questar Corp	101,740	5,380
				Range Resources Corp	215,495	10,464
Leisure & Recreation Products (0.86%)				Southwestern Energy Co (b)	215,760	7,834
WMS Industries Inc (a)(b)	243,760	6,869		Ultra Petroleum Corp (a)(b)	53,670	3,831

						45,481

Machinery - Construction & Mining (0.73%)
Joy Global Inc	80,620	5,822		Oil Field Machinery & Equipment (1.14%)
				Cameron International Corp (a)(b)	190,390	9,093
Machinery - Farm (1.15%)
AGCO Corp (a)(b)	154,490	9,246		Pharmacy Services (1.77%)
				Express Scripts Inc (b)	200,700	14,157
Machinery - Pumps (1.46%)
Flowserve Corp	87,470	11,663		Printing - Commercial (0.78%)
				VistaPrint Ltd (a)(b)	241,145	6,214
Medical - Biomedical/Gene (3.78%)
Alexion Pharmaceuticals Inc (a)(b)	104,990	9,843		REITS - Storage (1.01%)
				Public Storage	98,550	8,070
Charles River Laboratories International (b)	116,870	7,767
Illumina Inc (a)(b)	95,890	8,941		Retail - Apparel & Shoe (2.66%)
Myriad Genetics Inc (a)(b)	55,207	3,671		Guess ? Inc	283,300	8,972

		30,222		Lululemon Athletica Inc (a)(b)	211,070	4,686

Medical Instruments (2.03%)				Urban Outfitters Inc (a)(b)	230,960	7,624

Beckman Coulter Inc	63,290	4,578				21,282

Intuitive Surgical Inc (b)	37,460	11,661

		16,239

Schedule of Investments
MidCap Growth Fund III
July 31, 2008 (unaudited)

Principal
Shares	Value	Amount	Value
Held	(000	's)	(000	's)	(000	's)

COMMON STOCKS (continued)	REPURCHASE AGREEMENTS (18.28%)
Retail - Discount (1.08%)	Commercial Banks - Non US (18.28%)
Big Lots Inc (a)(b)	282,820	$8,615	BNP Paribas Securities Corporation
Repurchase Agreement; 2.19% dated
Retail - Regional Department Store (1.43%)	07/31/08 maturing 08/01/08 (collateralized
Kohl's Corp (b)	272,810	11,434	by U.S. Government Agency Issues;
$147,466,000	; 0.00% - 6.75%; dated
08/08/08 - 11/27/37) (c)	$147,243	$146,353

Retail - Restaurants (1.02%)
Darden Restaurants Inc	251,500	8,191	TOTAL REPURCHASE AGREEMENTS	$146,353

Total Investments	$908,975
Savings & Loans - Thrifts (1.09%)	Liabilities in Excess of Other Assets, Net - (13.55)%	(108,474)

Hudson City Bancorp Inc	476,180	8,695	TOTAL NET ASSETS - 100.00%	$800,501

Semiconductor Component - Integrated Circuits (1.51%)
Marvell Technology Group Ltd (b)	819,045	12,114	(a)	Security or a portion of the security was on loan at the end of the period.
(b)	Non-Income Producing Security
Semiconductor Equipment (1.74%)	(c)	Security was purchased with the cash proceeds from securities loans.
Lam Research Corp (a)(b)	174,840	5,751
Varian Semiconductor Equipment Associates	Unrealized Appreciation (Depreciation)
Inc (b)	280,226	8,188	The net federal income tax unrealized appreciation (depreciation) and federal tax cost

13,939	of investments held by the fund as of the period end were as follows:

Steel - Producers (0.95%)
Steel Dynamics Inc	240,450	7,617	Unrealized Appreciation	$72,957
Unrealized Depreciation	(50,416)

Superconductor Production & Systems (0.40%)	Net Unrealized Appreciation (Depreciation)	22,541
American Superconductor Corp (a)(b)	80,960	3,197	Cost for federal income tax purposes	886,434
All dollar amounts are shown in thousands (000's)
Television (0.80%)
Central European Media Enterprises Ltd (a)(b)	76,990	6,409	Portfolio Summary (unaudited)

Sector	Percent

Therapeutics (1.32%)	Financial	25.90%
United Therapeutics Corp (a)(b)	93,350	10,585	Consumer, Non-cyclical	19.16%
Industrial	13.88%
Transport - Services (1.50%)	Energy	13.14%
Expeditors International Washington Inc	204,930	7,277	Technology	12.80%
Communications	12.09%
Ryder System Inc	71,570	4,721	Consumer, Cyclical	9.85%

11,998	Basic Materials	4.39%

Utilities	2.34%
Wireless Equipment (1.11%)	Liabilities in Excess of Other Assets, Net	(13.55%)

Crown Castle International Corp (b)	67,090	2,563	TOTAL NET ASSETS	100.00%

SBA Communications Corp (a)(b)	166,060	6,292

8,855

TOTAL COMMON STOCKS	$762,622

		Schedule of Investments
	MidCap S&P 400 Index Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (97.54%)				COMMON STOCKS (continued)
Advertising Sales (0.27%)				Building - Residential & Commercial
Lamar Advertising Co (a)(b)	16,593	$630		(continued)
				Ryland Group Inc (a)	9,062	$186
Aerospace & Defense Equipment (0.84%)				Toll Brothers Inc (a)(b)	27,496	552

Alliant Techsystems Inc (b)	7,040	697				1,744

BE Aerospace Inc (b)	21,190	544		Building & Construction - Miscellaneous (0.06%)
DRS Technologies Inc (a)	8,860	698		Dycom Industries Inc (b)	8,577	136

		1,939

Agricultural Chemicals (0.74%)				Building Products - Cement & Aggregate (0.40%)
CF Industries Holdings Inc	10,369	1,695		Martin Marietta Materials Inc (a)	8,839	928

Airlines (0.18%)				Capacitors (0.01%)
Airtran Holdings Inc (a)(b)	24,513	72		Kemet Corp (a)(b)	17,963	24
Alaska Air Group Inc (a)(b)	7,785	139		Casino Hotels (0.05%)
JetBlue Airways Corp (a)(b)	39,093	206		Boyd Gaming Corp (a)	12,015	120

		417

Apparel Manufacturers (0.10%)				Casino Services (0.18%)
Under Armour Inc (a)(b)	7,748	226		Scientific Games Corp (a)(b)	13,865	421

Auction House & Art Dealer (0.17%)				Chemicals - Diversified (0.72%)
Sotheby's (a)	14,403	400		FMC Corp	16,003	1,190
				Olin Corp	15,986	476

Auto - Medium & Heavy Duty Trucks (0.12%)						1,666

Oshkosh Corp (a)	15,938	288		Chemicals - Specialty (1.90%)
Auto/Truck Parts & Equipment - Original (0.68%)				Albemarle Corp	16,236	632
ArvinMeritor Inc	15,759	218		Cabot Corp	13,784	370
BorgWarner Inc	24,832	1,001		Chemtura Corp	51,794	338
Lear Corp (a)(b)	16,533	238		Cytec Industries Inc	8,965	485
Modine Manufacturing Co	6,900	120		Ferro Corp	9,348	203

		1,577		Lubrizol Corp	14,571	726

				Minerals Technologies Inc (a)	4,040	260
Batteries & Battery Systems (0.38%)				Sensient Technologies Corp	10,278	320
Energizer Holdings Inc (b)	12,296	877		Terra Industries Inc	19,543	1,055

						4,389

Beverages - Non-Alcoholic (0.26%)
Hansen Natural Corp (a)(b)	13,034	298		Coal (1.12%)
PepsiAmericas Inc	12,556	297		Arch Coal Inc	30,826	1,736

		595		Patriot Coal Corp (b)	6,780	855

						2,591

Building - Heavy Construction (0.09%)
Granite Construction Inc	6,877	218		Coatings & Paint (0.43%)
				RPM International Inc	26,077	535
Building - Maintenance & Service (0.07%)				Valspar Corp	21,273	461

Rollins Inc	9,065	155				996

Building - Mobile Home & Manufactured Housing (0.06%)				Commercial Banks (2.36%)
Thor Industries Inc (a)	7,351	144		Associated Banc-Corp (a)	27,244	455
				Bank of Hawaii Corp	10,251	517
Building - Residential & Commercial (0.76%)				Cathay General Bancorp (a)	10,569	168
Hovnanian Enterprises Inc (a)(b)	9,678	68		City National Corp/CA	8,610	423
MDC Holdings Inc (a)	7,533	313		Colonial BancGroup Inc/The (a)	43,166	288
NVR Inc (a)(b)	1,131	625		Commerce Bancshares Inc	13,394	584

		Schedule of Investments
	MidCap S&P 400 Index Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Commercial Banks (continued)				Consumer Products - Miscellaneous (continued)
Cullen/Frost Bankers Inc	12,572	$663		Blyth Inc (a)	5,038	$73
FirstMerit Corp (a)	17,292	340		Scotts Miracle-Gro Co/The	9,521	185
PacWest Bancorp	5,230	97		Tupperware Brands Corp (a)	13,256	517

SVB Financial Group (a)(b)	6,846	394				930

Synovus Financial Corp (a)	70,597	671		Containers - Paper & Plastic (0.52%)
TCF Financial Corp (a)	23,264	297		Packaging Corp of America	19,539	499
Webster Financial Corp	11,226	223		Sonoco Products Co	21,280	694

Westamerica Bancorporation	6,206	323				1,193

		5,443

				Cosmetics & Toiletries (0.22%)
Commercial Services (1.27%)				Alberto-Culver Co	18,518	497
Alliance Data Systems Corp (b)	16,959	1,088
ChoicePoint Inc (b)	14,649	701		Data Processing & Management (1.22%)
Quanta Services Inc (a)(b)	36,866	1,138		Acxiom Corp	14,571	187

		2,927		Broadridge Financial Solutions Inc	29,957	620

Commercial Services - Finance (0.66%)				Dun & Bradstreet Corp	11,936	1,154
Deluxe Corp	11,014	157		Fair Isaac Corp (a)	10,399	231
Global Payments Inc	17,013	754		SEI Investments Co	26,819	618

Lender Processing Services Inc	18,361	612				2,810

		1,523		Decision Support Software (0.07%)

Computer Aided Design (0.21%)				Wind River Systems Inc (a)(b)	14,487	170
Parametric Technology Corp (a)(b)	24,627	477
				Dental Supplies & Equipment (0.56%)
Computer Services (0.34%)				Dentsply International Inc	31,832	1,281
DST Systems Inc (a)(b)	9,794	592
				Diagnostic Equipment (0.32%)
SRA International Inc (a)(b)	9,094	199

				Affymetrix Inc (a)(b)	14,846	117
		791

				Gen-Probe Inc (b)	11,549	616

Computer Software (0.19%)						733

Metavante Technologies Inc (a)(b)	19,178	427
				Diagnostic Kits (0.30%)
Computers (0.07%)				Idexx Laboratories Inc (b)	12,896	690
Palm Inc (a)	22,928	151
				Direct Marketing (0.05%)
Computers - Integrated Systems (0.80%)				Harte-Hanks Inc (a)	9,187	114
Diebold Inc	14,072	520
				Distribution & Wholesale (0.98%)
Jack Henry & Associates Inc (a)	16,465	356
				Fastenal Co (a)	26,790	1,309
NCR Corp (b)	35,824	962

				Ingram Micro Inc (b)	30,597	564
		1,838

				Tech Data Corp (b)	11,311	394

Computers - Memory Devices (0.65%)						2,267

Imation Corp (a)	6,685	128
				Diversified Manufacturing Operations (2.73%)
Western Digital Corp (b)	47,351	1,363

				Brink's Co/The	10,137	699
		1,491

				Carlisle Cos Inc (a)	13,050	399
Consulting Services (0.34%)				Crane Co	10,844	385
Corporate Executive Board Co	7,292	274		Federal Signal Corp (a)	10,265	147
Gartner Inc (a)(b)	13,348	325		Harsco Corp	18,021	975
Navigant Consulting Inc (a)(b)	9,753	180		Matthews International Corp	6,670	333

		779		Pentair Inc	21,193	734

Consumer Products - Miscellaneous (0.40%)				SPX Corp	11,423	1,448
American Greetings Corp	10,431	155		Teleflex Inc	8,470	519

		Schedule of Investments
	MidCap S&P 400 Index Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Diversified Manufacturing Operations				Electronic Design Automation (continued)
(continued)				Synopsys Inc (b)	30,520	$733

Trinity Industries Inc	17,312	$652				1,410

		6,291

				Electronic Measurement Instruments (1.07%)
E-Commerce - Services (0.13%)				Flir Systems Inc (b)	29,354	1,196
NetFlix Inc (a)(b)	9,631	298		National Instruments Corp	12,066	411
Electric - Integrated (4.94%)				Trimble Navigation Ltd (b)	25,913	860

Alliant Energy Corp	23,619	761				2,467

Black Hills Corp (a)	8,214	265		Electronic Parts Distribution (0.75%)
DPL Inc (c)	24,298	617		Arrow Electronics Inc (b)	26,245	845
Energy East Corp	33,856	846		Avnet Inc (b)	32,165	877

Great Plains Energy Inc	25,354	641				1,722

Hawaiian Electric Industries Inc (a)	17,982	445		E-Marketing & Information (0.24%)
Idacorp Inc	9,675	288		Digital River Inc (a)(b)	7,939	317
MDU Resources Group Inc	39,111	1,248		Valueclick Inc (a)(b)	20,353	242

Northeast Utilities	33,244	836				559

NSTAR	22,843	728
OGE Energy Corp	19,671	644		Engineering - Research & Development Services (1.22%)
PNM Resources Inc (a)	18,464	216		KBR Inc	36,313	1,035
Puget Energy Inc	27,735	764		Shaw Group Inc/The (b)	17,730	1,025
SCANA Corp	24,951	903		URS Corp (b)	18,054	757

Sierra Pacific Resources	50,034	567				2,817

Westar Energy Inc (a)	22,421	495		Enterprise Software & Services (0.32%)
Wisconsin Energy Corp	25,008	1,128		Advent Software Inc (a)(b)	3,881	169

		11,392		Sybase Inc (a)(b)	16,955	570

Electric Products - Miscellaneous (0.47%)						739

Ametek Inc	22,819	1,092		Environmental Monitoring & Detection (0.09%)
				Mine Safety Appliances Co (a)	6,265	207
Electronic Components - Miscellaneous (0.36%)
Gentex Corp	30,542	472		Fiduciary Banks (0.15%)
Vishay Intertechnology Inc (b)	39,854	358		Wilmington Trust Corp	14,392	339

		830

				Filtration & Separation Products (0.29%)
Electronic Components - Semiconductors (0.92%)				Donaldson Co Inc	14,984	676
Cree Inc (a)(b)	19,178	372
Fairchild Semiconductor International I (b)	26,643	324		Finance - Auto Loans (0.09%)
International Rectifier Corp (b)	15,509	262		AmeriCredit Corp (a)(b)	24,640	216
Intersil Corp	26,472	639
Semtech Corp (a)(b)	13,222	192		Finance - Investment Banker & Broker (0.46%)
Silicon Laboratories Inc (b)	10,418	341		Jefferies Group Inc (a)	25,422	483

		2,130		Raymond James Financial Inc (a)	20,202	584

						1,067

Electronic Connectors (0.97%)
Amphenol Corp	37,506	1,788		Financial Guarantee Insurance (0.02%)
Thomas & Betts Corp (a)(b)	10,942	453		PMI Group Inc/The (a)	17,369	44

		2,241

				Food - Confectionery (0.32%)
Electronic Design Automation (0.61%)				JM Smucker Co/The	11,889	579
Cadence Design Systems Inc (a)(b)	55,148	407		Tootsie Roll Industries Inc (a)	5,770	151

Mentor Graphics Corp (a)(b)	19,434	270				730

		Schedule of Investments
	MidCap S&P 400 Index Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Food - Meat Products (0.47%)				Insurance Brokers (0.40%)
Hormel Foods Corp	15,381	$556		Arthur J Gallagher & Co	19,847	$505
Smithfield Foods Inc (a)(b)	25,007	537		Brown & Brown Inc	24,378	428

		1,093				933

Food - Miscellaneous/Diversified (0.38%)				Internet Infrastructure Equipment (0.10%)
Corn Products International Inc	15,853	737		Avocent Corp (a)(b)	9,568	228
Lancaster Colony Corp	4,423	144

		881		Internet Infrastructure Software (0.22%)

				F5 Networks Inc (a)(b)	17,517	511
Food - Retail (0.11%)
Ruddick Corp (a)	7,949	246		Internet Security (0.49%)
				McAfee Inc (b)	34,424	1,127
Footwear & Related Apparel (0.06%)
Timberland Co (a)(b)	10,311	148		Intimate Apparel (0.18%)
				Warnaco Group Inc/The (b)	9,733	408
Funeral Services & Related Items (0.23%)
Service Corp International/US	55,851	535		Investment Companies (0.21%)
				Apollo Investment Corp (a)	30,417	485
Gas - Distribution (1.02%)
AGL Resources Inc	16,368	566		Investment Management & Advisory Services (1.00%)
Energen Corp	15,334	923		Affiliated Managers Group Inc (a)(b)	8,755	756
Vectren Corp (a)	17,341	506		Eaton Vance Corp	24,762	920
WGL Holdings Inc (a)	10,580	365		Waddell & Reed Financial Inc	18,538	619

		2,360				2,295

Golf (0.08%)				Life & Health Insurance (0.46%)
Callaway Golf Co (a)	14,174	180		Protective Life Corp	14,932	537
				StanCorp Financial Group Inc	10,472	517

Hazardous Waste Disposal (0.48%)						1,054

Stericycle Inc (b)	18,439	1,102
				Machinery - Construction & Mining (0.73%)
Home Furnishings (0.05%)				Joy Global Inc	23,153	1,672
Furniture Brands International Inc (a)	10,442	124
				Machinery - Farm (0.51%)
Hospital Beds & Equipment (0.34%)				AGCO Corp (b)	19,619	1,174
Hill-Rom Holdings Inc (a)	13,336	374
Kinetic Concepts Inc (a)(b)	11,609	406		Machinery - General Industry (1.05%)

		780		IDEX Corp	17,607	666

				Roper Industries Inc	19,122	1,170
Human Resources (0.57%)				Wabtec Corp	10,352	575

Kelly Services Inc (a)	4,744	87				2,411

Korn/Ferry International (a)(b)	9,921	174
Manpower Inc	16,975	815		Machinery - Print Trade (0.19%)
MPS Group Inc (a)(b)	20,168	232		Zebra Technologies Corp (b)	13,905	428

		1,308

				Machinery - Pumps (0.92%)
Industrial Automation & Robots (0.22%)				Flowserve Corp	12,322	1,643
Nordson Corp (a)	7,205	509		Graco Inc (a)	12,954	469

						2,112

Industrial Gases (0.44%)
Airgas Inc	17,709	1,014		Machinery Tools & Related Products (0.53%)
				Kennametal Inc	16,430	489
Instruments - Scientific (0.14%)				Lincoln Electric Holdings Inc	9,137	734

Varian Inc (b)	6,316	312				1,223

		Schedule of Investments
	MidCap S&P 400 Index Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Medical - Biomedical/Gene (1.36%)				Medical Sterilization Products (0.19%)
Charles River Laboratories International (b)	14,571	$968		STERIS Corp	12,521	$428
Invitrogen Corp (a)(b)	19,136	849
PDL BioPharma Inc (a)	25,517	285		Metal - Iron (1.06%)
Vertex Pharmaceuticals Inc (a)(b)	30,064	1,037		Cleveland-Cliffs Inc	22,499	2,439

		3,139

				Metal Processors & Fabrication (0.72%)
Medical - Drugs (1.13%)				Commercial Metals Co	24,406	728
Cephalon Inc (a)(b)	14,488	1,060		Timken Co	20,540	678
Endo Pharmaceuticals Holdings Inc (b)	25,715	595		Worthington Industries Inc (a)	13,738	244

Medicis Pharmaceutical Corp	12,070	222				1,650

Sepracor Inc (a)(b)	23,051	403
				Miscellaneous Manufacturers (0.24%)
Valeant Pharmaceuticals International (a)(b)	19,097	327

				Aptargroup Inc	14,546	563
		2,607

Medical - Generic Drugs (0.31%)				Motion Pictures & Services (0.34%)
Par Pharmaceutical Cos Inc (a)(b)	7,385	128		DreamWorks Animation SKG Inc (b)	17,029	506
Perrigo Co (a)	16,606	585		Macrovision Solutions Corp (a)(b)	17,788	270

		713				776

Medical - HMO (0.43%)				Multi-Line Insurance (1.03%)
Health Net Inc (b)	22,948	641		American Financial Group Inc/OH	15,147	439
WellCare Health Plans Inc (b)	8,920	351		Hanover Insurance Group Inc/The	10,992	472

		992		HCC Insurance Holdings Inc	23,641	535

				Horace Mann Educators Corp	8,688	120
Medical - Hospitals (0.86%)
Community Health Systems Inc (a)(b)	20,581	679		Old Republic International Corp	49,300	518
Health Management Associates Inc (a)(b)	52,028	320		Unitrin Inc	10,739	296

LifePoint Hospitals Inc (a)(b)	11,593	332				2,380

Universal Health Services Inc	10,878	659		Multimedia (0.03%)

		1,990		Media General Inc (a)	4,889	62

Medical - Nursing Homes (0.07%)				Networking Products (0.50%)
Kindred Healthcare Inc (b)	6,418	173		3Com Corp (b)	86,229	162
				Foundry Networks Inc (a)(b)	31,197	544
Medical - Outpatient & Home Medical Care (0.30%)
Apria Healthcare Group Inc (a)(b)	9,382	180		Polycom Inc (a)(b)	18,723	442

Lincare Holdings Inc (a)(b)	15,656	505				1,148

		685		Non-Hazardous Waste Disposal (0.47%)

				Republic Services Inc	33,460	1,087
Medical Information Systems (0.28%)
Cerner Corp (a)(b)	14,302	639		Office Furnishings - Original (0.23%)
				Herman Miller Inc	12,001	314
Medical Instruments (1.03%)
Beckman Coulter Inc	13,447	973		HNI Corp (a)	9,505	206

Edwards Lifesciences Corp (a)(b)	11,732	735				520

Techne Corp (b)	8,264	657		Oil - Field Services (0.97%)

		2,365		Exterran Holdings Inc (b)	14,038	792

				Helix Energy Solutions Group Inc (a)(b)	19,605	626
Medical Laboratory & Testing Service (0.54%)
Covance Inc (b)	13,445	1,234		Superior Energy Services Inc (b)	17,268	819

						2,237

Medical Products (0.45%)				Oil & Gas Drilling (1.58%)
Henry Schein Inc (b)	19,305	1,034		Helmerich & Payne Inc	22,313	1,319
				Patterson-UTI Energy Inc	33,029	939

		Schedule of Investments
	MidCap S&P 400 Index Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Oil & Gas Drilling (continued)				Property & Casualty Insurance (continued)
Pride International Inc (b)	35,880	$1,391		First American Corp	19,785	$499

		3,649		Mercury General Corp	7,608	384

Oil Company - Exploration & Production (4.64%)				Philadelphia Consolidated Holding Co (b)	12,374	723
Bill Barrett Corp (a)(b)	7,217	297		WR Berkley Corp	31,708	749

Cimarex Energy Co	17,720	923				2,966

Denbury Resources Inc (b)	52,611	1,480		Publicly Traded Investment Fund (1.41%)
Encore Acquisition Co (b)	11,398	705		iShares S&P MidCap 400 Index Fund	40,610	3,251
Equitable Resources Inc	27,749	1,450
Forest Oil Corp (b)	18,982	1,083		Publishing - Books (0.25%)
Newfield Exploration Co (b)	28,177	1,380		John Wiley & Sons Inc	9,612	436
Pioneer Natural Resources Co	25,567	1,520		Scholastic Corp	5,571	143

Plains Exploration & Production Co (b)	22,991	1,287				579

Quicksilver Resources Inc (a)(b)	22,045	577		Publishing - Newspapers (0.01%)

		10,702		Lee Enterprises Inc (a)	8,258	25

Oil Field Machinery & Equipment (0.73%)
				Racetracks (0.10%)
FMC Technologies Inc (b)	27,387	1,692
				International Speedway Corp	6,383	235
Oil Refining & Marketing (0.18%)
				Radio (0.01%)
Frontier Oil Corp	22,231	406
				Entercom Communications Corp (a)	5,694	35
Optical Supplies (0.10%)
				Real Estate Management & Services (0.14%)
Advanced Medical Optics Inc (a)(b)	13,008	226
				Jones Lang LaSalle Inc (a)	6,812	325
Paper & Related Products (0.75%)
				Recreational Centers (0.09%)
Louisiana-Pacific Corp (a)	22,088	187
				Life Time Fitness Inc (a)(b)	7,270	217
Potlatch Corp	8,424	392
Rayonier Inc	16,776	784		Reinsurance (0.47%)
Temple-Inland Inc (a)	22,718	369		Everest Re Group Ltd	13,245	1,083

		1,732

Pharmacy Services (0.33%)				REITS - Apartments (0.78%)
Omnicare Inc	26,015	766		BRE Properties Inc (a)	10,909	533
				Camden Property Trust	11,367	559
Physical Therapy & Rehabilitation Centers (0.18%)				UDR Inc (a)	27,426	701

Psychiatric Solutions Inc (a)(b)	11,853	415				1,793

				REITS - Diversified (0.73%)
Pipelines (0.82%)				Cousins Properties Inc (a)	7,900	173
National Fuel Gas Co	17,376	865
				Duke Realty Corp (a)	31,372	776
Oneok Inc	22,302	1,014

				Liberty Property Trust	19,830	722

		1,879

						1,671

Power Converter & Supply Equipment (0.22%)
				REITS - Healthcare (0.75%)
Hubbell Inc	11,979	505
				Health Care REIT Inc	19,206	958
Printing - Commercial (0.04%)				Nationwide Health Properties Inc	20,609	765

Valassis Communications Inc (a)(b)	10,276	91				1,723

				REITS - Hotels (0.19%)
Private Corrections (0.33%)				Hospitality Properties Trust	20,092	428
Corrections Corp of America (b)	26,740	750
				REITS - Office Property (0.74%)
Property & Casualty Insurance (1.29%)				Alexandria Real Estate Equities Inc	6,861	709
Fidelity National Financial Inc	45,748	611		Highwoods Properties Inc	12,257	447

		Schedule of Investments
	MidCap S&P 400 Index Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
REITS - Office Property (continued)				Retail - Automobile (continued)
Mack-Cali Realty Corp	14,048	$539		Copart Inc (b)	14,540	$638

		1,695				1,264

REITS - Regional Malls (0.38%)				Retail - Bookstore (0.12%)
Macerich Co/The	15,986	885		Barnes & Noble Inc (a)	9,170	217
				Borders Group Inc (a)	12,941	63

REITS - Shopping Centers (1.06%)						280

Equity One Inc (a)	7,915	153
Federal Realty Investment Trust (a)	12,573	913		Retail - Catalog Shopping (0.24%)
Regency Centers Corp	14,955	890		Coldwater Creek Inc (a)(b)	12,832	84
Weingarten Realty Investors (a)	15,979	487		MSC Industrial Direct Co (a)	9,737	464

		2,443				548

REITS - Single Tenant (0.24%)				Retail - Discount (0.55%)
Realty Income Corp	21,665	546		99 Cents Only Stores (a)(b)	10,039	67
				BJ's Wholesale Club Inc (b)	12,844	482
REITS - Warehouse & Industrial (0.45%)				Dollar Tree Inc (b)	19,207	720

AMB Property Corp	20,955	1,026				1,269

				Retail - Hair Salons (0.11%)
Rental - Auto & Equipment (0.27%)				Regis Corp (a)	9,198	257
Avis Budget Group Inc (a)(b)	21,621	132
Rent-A-Center Inc/TX (a)(b)	14,269	303		Retail - Mail Order (0.14%)
United Rentals Inc (a)(b)	11,151	180		Williams-Sonoma Inc (a)	18,739	327

		615

Research & Development (0.37%)				Retail - Major Department Store (0.14%)
Pharmaceutical Product Development Inc	22,518	859		Saks Inc (a)(b)	30,711	313

Respiratory Products (0.27%)				Retail - Pet Food & Supplies (0.27%)
Resmed Inc (b)	16,525	625		PetSmart Inc	27,232	618

Retail - Apparel & Shoe (2.42%)				Retail - Restaurants (0.55%)
Aeropostale Inc (b)	14,314	462		Bob Evans Farms Inc (a)	6,629	190
American Eagle Outfitters Inc	44,020	616		Brinker International Inc	21,655	398
AnnTaylor Stores Corp (b)	12,626	285		Cheesecake Factory/The (a)(b)	14,344	202
Charming Shoppes Inc (a)(b)	24,263	132		Chipotle Mexican Grill Inc (a)(b)	7,053	483

Chico's FAS Inc (b)	37,736	210				1,273

Collective Brands Inc (a)(b)	13,672	176		Retail - Sporting Goods (0.14%)
Foot Locker Inc	33,107	499		Dick's Sporting Goods Inc (a)(b)	17,874	314
Guess ? Inc	11,782	373
Hanesbrands Inc (a)(b)	20,118	431		Savings & Loans - Thrifts (0.99%)
Pacific Sunwear Of California (b)	14,745	129		Astoria Financial Corp	17,465	391
Phillips-Van Heusen Corp (a)	10,980	389		First Niagara Financial Group Inc	23,462	328
Ross Stores Inc	28,406	1,078		New York Community Bancorp Inc	72,900	1,212
Urban Outfitters Inc (a)(b)	24,302	802		Washington Federal Inc (a)	18,776	349

		5,582				2,280

Retail - Auto Parts (0.68%)				Schools (1.12%)
Advance Auto Parts Inc	20,379	837		Career Education Corp (a)(b)	19,156	351
O'Reilly Automotive Inc (b)	28,734	734		Corinthian Colleges Inc (a)(b)	18,211	287

		1,571		DeVry Inc	12,814	728

				ITT Educational Services Inc (a)(b)	6,145	544
Retail - Automobile (0.55%)
Carmax Inc (a)(b)	46,757	626

		Schedule of Investments
	MidCap S&P 400 Index Fund
		July 31, 2008 (unaudited)

	Shares	Value				Shares		Value
	Held	(000	's)			Held		(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Schools (continued)				Transport - Equipment & Leasing (0.19%)
Strayer Education Inc	3,040	$677		GATX Corp		9,817		$446

		2,587

				Transport - Marine (0.65%)
Semiconductor Component - Integrated Circuits (0.76%)				Alexander & Baldwin Inc		8,834		383
Atmel Corp (b)	95,289	336		Overseas Shipholding Group Inc		5,729		451
Cypress Semiconductor Corp (b)	32,201	878		Tidewater Inc		11,004		660

Integrated Device Technology Inc (b)	36,634	367						1,494

TriQuint Semiconductor Inc (a)(b)	30,656	173

		1,754		Transport - Rail (0.40%)

				Kansas City Southern (a)(b)		16,642		915
Semiconductor Equipment (0.38%)
Lam Research Corp (b)	26,730	879		Transport - Truck (0.70%)
				Con-way Inc		9,752		493
Soap & Cleaning Products (0.34%)				JB Hunt Transport Services Inc		18,406		681
Church & Dwight Co Inc	14,218	780		Werner Enterprises Inc (a)		9,484		226
Steel - Producers (1.10%)				YRC Worldwide Inc (a)(b)		12,210		206

Carpenter Technology Corp	10,223	395						1,606

Reliance Steel & Aluminum Co	13,567	857		Veterinary Diagnostics (0.23%)
Steel Dynamics Inc	40,399	1,280		VCA Antech Inc (b)		18,041		526

		2,532

				Vitamins & Nutrition Products (0.17%)
Telecommunication Equipment (1.22%)				NBTY Inc (b)		11,073		382
ADC Telecommunications Inc (a)(b)	25,176	238
Adtran Inc	12,082	270		Water	(0.20%)
CommScope Inc (b)	14,938	666		Aqua America Inc (a)		28,580		453
Harris Corp	28,808	1,387
Plantronics Inc	10,467	255		Wireless Equipment (0.08%)

		2,816		RF Micro Devices Inc (a)(b)		56,260		184

Telecommunication Services (0.15%)				X	-Ray Equipment (0.44%)
NeuStar Inc (a)(b)	16,587	348		Hologic Inc (b)		54,720		1,011

Telephone - Integrated (0.51%)				TOTAL COMMON STOCKS		$224,736

Cincinnati Bell Inc (b)(c)	51,962	203				Principal
Telephone & Data Systems Inc	22,761	965				Amount		Value

		1,168				(000	's)	(000	's)

				REPURCHASE AGREEMENTS (22.17%)
Television (0.06%)
				Money Center Banks (22.17%)
Belo Corp (a)	18,799	128
				Deutsche Bank Repurchase Agreement;
				2.18% dated 07/31/08 maturing 08/01/08
Textile - Home Furnishings (0.30%)				(collateralized by U.S. Government
Mohawk Industries Inc (a)(b)	11,850	699		Agency Issues; $46,015,000; 0.00% -
				6.625%; dated 08/01/08 - 07/15/16) (d)		$45,654		$45,379
Tobacco (0.13%)				Investment in Joint Trading Account; Bank
Universal Corp/Richmond VA	5,771	298		of America Repurchase Agreement; 2.12%
				dated 07/31/2008 maturing 08/01/2008
Toys (0.16%)				(collateralized by Sovereign Agency
Marvel Entertainment Inc (a)(b)	10,447	363		Issues; $2,935,000; 2.20%; dated 01/23/09)		2,850		2,850

Transactional Software (0.06%)
ACI Worldwide Inc (a)(b)	7,349	144

				Schedule of Investments
			MidCap S&P 400 Index Fund
				July 31, 2008 (unaudited)

						Portfolio Summary (unaudited)

		Principal
						Sector	Percent

		Amount		Value
		(000	's)	(000	's)	Financial	36.54%

						Industrial	18.61%
REPURCHASE AGREEMENTS (continued)						Consumer, Non-cyclical	17.96%
Money Center Banks (continued)						Consumer, Cyclical	10.63%
Investment in Joint Trading Account;						Energy	10.05%
Deutsche Bank Repurchase Agreement;						Basic Materials	7.14%
2.16% dated 07/31/2008 maturing						Technology	6.88%
08/01/2008 (collateralized by Sovereign						Utilities	6.17%
Agency Issues; $2,935,000; 2.75% -						Communications	4.32%
4.52%; dated 09/14/10 - 04/15/14)		$2,850	$	2,850		Exchange Traded Funds	1.41%

						Liabilities in Excess of Other Assets, Net	(19.71%)

				51,079
						TOTAL NET ASSETS	100.00%

TOTAL REPURCHASE AGREEMENTS			$51,079			Other Assets Summary (unaudited)

Total Investments			$275,815			Asset Type	Percent

Liabilities in Excess of Other Assets, Net - (19.71)%				(45,413)		Futures	2.27%

TOTAL NET ASSETS - 100.00%			$230,402

(a)	Security or a portion of the security was on loan at the end of the period.
(b)	Non-Income Producing Security
(c)	Security or a portion of the security was pledged to cover margin
	requirements for futures contracts. At the end of the period, the value of
	these securities totaled $633 or 0.27% of net assets.
(d)	Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation		$37,030
Unrealized Depreciation				(38,660)

Net Unrealized Appreciation (Depreciation)				(1,630)
Cost for federal income tax purposes				277,445
All dollar amounts are shown in thousands (000's)

	Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
MidCap 400; September
2008	13	$5,149 $	5,225	$76

All dollar amounts are shown in thousands (000's)

		Schedule of Investments
		MidCap Stock Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (95.99%)				COMMON STOCKS (continued)
Aerospace & Defense (0.97%)				Electric - Integrated (continued)
Spirit Aerosystems Holdings Inc (a)	234,400	$5,077		Wisconsin Energy Corp	299,100	$13,495

						38,630

Airlines (2.51%)
AMR Corp (a)(b)	700,200	6,323		Electronic Components - Semiconductors (2.58%)
Continental Airlines Inc (a)(b)	493,400	6,774		Microchip Technology Inc (b)	420,600	13,430

		13,097		Electronic Parts Distribution (2.82%)

Auto/Truck Parts & Equipment - Original (2.19%)				Arrow Electronics Inc (a)	456,600	14,712
Magna International Inc (b)	193,300	11,424
				Enterprise Software & Services (2.89%)
Chemicals - Diversified (0.28%)				BMC Software Inc (a)	457,500	15,047
Rockwood Holdings Inc (a)	37,800	1,442
				Food - Dairy Products (0.82%)
Chemicals - Specialty (5.56%)				Dean Foods Co (a)	201,050	4,282
Cabot Corp	534,500	14,341
Lubrizol Corp	207,000	10,308		Machinery Tools & Related Products (3.91%)
OM Group Inc (a)(b)	128,700	4,324		Lincoln Electric Holdings Inc	254,000	20,409

		28,973

				Medical - Generic Drugs (1.52%)
Coatings & Paint (1.90%)				Mylan Inc/PA (a)(b)	612,025	7,938
Valspar Corp (b)	456,300	9,888
				Medical - Hospitals (3.26%)
Commercial Banks (1.97%)				Universal Health Services Inc (b)	280,700	17,016
Cullen/Frost Bankers Inc	168,979	8,912
TCF Financial Corp (b)	106,874	1,363		Medical - Wholesale Drug Distribution (0.56%)

		10,275		AmerisourceBergen Corp	69,300	2,901

Commercial Services (2.29%)				Medical Information Systems (1.94%)
Weight Watchers International Inc (b)	333,500	11,926		IMS Health Inc	484,482	10,126

Commercial Services - Finance (1.43%)				Medical Instruments (1.37%)
Lender Processing Services Inc	223,361	7,449		Edwards Lifesciences Corp (a)(b)	113,900	7,139

Computers - Integrated Systems (0.83%)				Medical Laboratory & Testing Service (2.94%)
Diebold Inc	117,000	4,327		Covance Inc (a)	167,000	15,331

Computers - Memory Devices (2.33%)				Multi-Line Insurance (1.55%)
NetApp Inc (a)	475,500	12,149		HCC Insurance Holdings Inc	355,797	8,059

Computers - Peripheral Equipment (0.56%)				Non-Hazardous Waste Disposal (2.23%)
Electronics for Imaging Inc (a)(b)	210,199	2,945		Allied Waste Industries Inc (a)	243,000	2,940
				Republic Services Inc	267,150	8,683

Cosmetics & Toiletries (2.44%)
Estee Lauder Cos Inc/The	289,000	12,745				11,623

				Office Furnishings - Original (2.11%)
Data Processing & Management (1.41%)				HNI Corp (b)	507,400	10,985
Fidelity National Information Services	387,723	7,347
				Oil & Gas Drilling (2.98%)
Diversified Manufacturing Operations (2.44%)				Nabors Industries Ltd (a)(b)	425,858	15,527
Teleflex Inc	207,715	12,737
				Oil Company - Exploration & Production (2.38%)
Electric - Integrated (7.41%)				Cimarex Energy Co	192,300	10,021
DTE Energy Co (b)	307,800	12,620
Northeast Utilities	497,400	12,515

		Schedule of Investments
		MidCap Stock Fund
		July 31, 2008 (unaudited)

					Principal
	Shares	Value			Amount		Value
	Held	(000	's)		(000	's)	(000	's)

COMMON STOCKS (continued)				REPURCHASE AGREEMENTS (23.76%)
Oil Company - Exploration & Production				Money Center Banks (23.76%)
(continued)				Deutsche Bank Repurchase Agreement;
Noble Energy Inc	32,640	$2,411		2.18% dated 07/31/08 maturing 08/01/08

		12,432		(collateralized by U.S. Government

				Agency Issues; $106,983,000; 0.00% -
Oil Refining & Marketing (1.06%)				6.625%; dated 08/01/08 - 07/15/16) (c)	$106,144		$105,505
Frontier Oil Corp (b)	303,209	5,533		Investment in Joint Trading Account; Bank
				of America Repurchase Agreement; 2.12%
Property & Casualty Insurance (2.03%)				dated 07/31/2008 maturing 08/01/2008
Fidelity National Financial Inc	793,538	10,602		(collateralized by Sovereign Agency
				Issues; $9,464,000; 2.20%; dated 01/23/09)	9,189		9,188
Reinsurance (2.10%)				Investment in Joint Trading Account;
Max Capital Group Ltd (b)	466,800	10,956		Deutsche Bank Repurchase Agreement;
				2.16% dated 07/31/2008 maturing
				08/01/2008 (collateralized by Sovereign
REITS - Office Property (2.98%)				Agency Issues; $9,464,000; 2.75% -
Alexandria Real Estate Equities Inc (b)	150,400	15,530		4.52%; dated 09/14/10 - 04/15/14)	9,189		9,188

							123,881

REITS - Regional Malls (0.83%)
General Growth Properties Inc	157,400	4,314		TOTAL REPURCHASE AGREEMENTS	$123,881

				Total Investments	$624,418
REITS - Shopping Centers (0.67%)				Liabilities in Excess of Other Assets, Net - (19.75)%			(102,964)

Tanger Factory Outlet Centers	93,300	3,484		TOTAL NET ASSETS - 100.00%	$521,454

Rental - Auto & Equipment (0.99%)
Aaron Rents Inc (b)	188,635	5,182		(a) Non-Income Producing Security
				(b)			Security or a portion of the security was on loan at the end of the period.
Retail - Apparel & Shoe (1.69%)
				(c)			Security was purchased with the cash proceeds from securities loans.
J Crew Group Inc (a)(b)	182,900	5,260

Nordstrom Inc (b)	123,870	3,560		Unrealized Appreciation (Depreciation)

		8,820		The net federal income tax unrealized appreciation (depreciation) and federal tax cost

Retail - Jewelry (3.00%)				of investments held by the fund as of the period end were as follows:
Tiffany & Co (b)	413,900	15,641
				Unrealized Appreciation	$110,686
Retail - Restaurants (0.26%)				Unrealized Depreciation			(38,595)

Papa John's International Inc (a)(b)	48,698	1,378		Net Unrealized Appreciation (Depreciation)			72,091
				Cost for federal income tax purposes			552,327
Savings & Loans - Thrifts (2.78%)				All dollar amounts are shown in thousands (000's)
Washington Federal Inc (b)	780,350	14,514
				Portfolio Summary (unaudited)

Toys (2.74%)				Sector			Percent

Mattel Inc	712,100	14,278		Financial			38.66%
				Consumer, Non-cyclical			17.63%
Transport - Marine (2.48%)				Industrial			14.86%
Tidewater Inc	215,500	12,917		Consumer, Cyclical			14.50%

				Technology			12.54%
TOTAL COMMON STOCKS	$500,537			Basic Materials			7.73%

				Utilities			7.41%
				Energy			6.42%
				Liabilities in Excess of Other Assets, Net			(19.75%)

				TOTAL NET ASSETS			100.00%

		Schedule of Investments
		MidCap Value Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (96.11%)				COMMON STOCKS (continued)
Aerospace & Defense (0.65%)				Batteries & Battery Systems (0.15%)
Lockheed Martin Corp	3,200	$334		Energizer Holdings Inc (a)(b)	19,180	$1,368
Northrop Grumman Corp	46,577	3,139
Raytheon Co	8,611	490		Beverages - Non-Alcoholic (0.21%)
Rockwell Collins Inc	30,430	1,512		Coca-Cola Enterprises Inc	101,460	1,718
Spirit Aerosystems Holdings Inc (a)	14,373	311		Hansen Natural Corp (a)(b)	2,900	66

		5,786		PepsiAmericas Inc (b)	4,000	95

						1,879

Aerospace & Defense Equipment (0.69%)
Alliant Techsystems Inc (a)(b)	51,110	5,059		Beverages - Wine & Spirits (0.15%)
DRS Technologies Inc (b)	8,677	684		Constellation Brands Inc (a)	63,900	1,375
Goodrich Corp	9,523	468

				Brewery (0.29%)
		6,211

				Molson Coors Brewing Co	47,936	2,587
Agricultural Chemicals (0.01%)
Mosaic Co/The	874	111		Broadcasting Services & Programming (0.02%)
				Liberty Media Corp - Capital Series A (a)	11,276	175
Agricultural Operations (0.12%)
Bunge Ltd	11,014	1,090		Building - Mobile Home & Manufactured Housing (0.01%)
				Thor Industries Inc (b)	3,800	75
Airlines (0.15%)
Delta Air Lines Inc (a)(b)	2,600	20		Building - Residential & Commercial (0.59%)
Northwest Airlines Corp (a)(b)	5,592	51		Lennar Corp	6,000	73
Southwest Airlines Co	80,205	1,250		MDC Holdings Inc (b)	54,140	2,248

		1,321		NVR Inc (a)(b)	5,420	2,993

						5,314

Apparel Manufacturers (0.17%)
Coach Inc (a)	700	18		Building & Construction Products -
				Miscellaneous (0.10%)
Jones Apparel Group Inc	42,170	706		Armstrong World Industries Inc (b)	9,000	303
VF Corp	11,000	787		Owens Corning Inc (a)(b)	22,800	593

		1,511				896

Appliances (0.07%)				Building Products - Air & Heating (0.11%)
Whirlpool Corp (b)	8,300	628		Lennox International Inc	26,660	952

Applications Software (0.00%)				Cable TV (1.49%)
Compuware Corp (a)	2,600	29		Cablevision Systems Corp	282,010	6,847
Audio & Video Products (0.04%)				Charter Communications Inc (a)(b)	1,445,840	1,648
Harman International Industries Inc	8,600	354		DISH Network Corp (a)	162,240	4,773
				Scripps Networks Interactive (b)	1,100	45

Auto - Car & Light Trucks (0.19%)						13,313

Ford Motor Co (a)(b)	217,735	1,045		Casino Services (0.05%)
General Motors Corp (b)	62,200	689		Scientific Games Corp (a)(b)	16,000	485

		1,734

Auto/Truck Parts & Equipment - Original (1.21%)				Chemicals - Diversified (1.16%)
Autoliv Inc	14,138	552		Celanese Corp	142,869	5,505
BorgWarner Inc	85,670	3,454		Dow Chemical Co/The	18,940	631
Johnson Controls Inc	192,720	5,812		EI Du Pont de Nemours & Co	3,566	156
Tenneco Inc (a)(b)	47,560	686		FMC Corp	47,934	3,565
WABCO Holdings Inc	6,333	286		PPG Industries Inc	8,000	485

		10,790				10,342

		Schedule of Investments
		MidCap Value Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Chemicals - Specialty (1.48%)				Computers - Integrated Systems (0.28%)
Albemarle Corp	231,710	$9,021		Diebold Inc	16,183	$599
Ashland Inc	36,412	1,521		NCR Corp (a)	37,834	1,016
Cabot Corp (b)	5,000	134		Teradata Corp (a)	37,834	886

Cytec Industries Inc	30,707	1,660				2,501

International Flavors & Fragrances Inc	22,700	913		Computers - Memory Devices (0.80%)

		13,249		SanDisk Corp (a)	21,800	307

Coatings & Paint (0.19%)				Seagate Technology	415,330	6,218
RPM International Inc	33,379	684		Western Digital Corp (a)	22,400	645

Valspar Corp	47,800	1,036				7,170

		1,720		Computers - Peripheral Equipment (0.17%)

Commercial Banks (3.08%)				Lexmark International Inc (a)	43,397	1,522
Bancorpsouth Inc (b)	7,200	153
Bank of Hawaii Corp	27,378	1,380		Consumer Products - Miscellaneous (2.27%)
BOK Financial Corp	3,364	135		Clorox Co	174,251	9,497
City National Corp/CA	19,898	978		Fortune Brands Inc	183,470	10,514
Colonial BancGroup Inc/The (b)	109,000	726		Jarden Corp (a)(b)	12,988	312

Commerce Bancshares Inc	132,778	5,793				20,323

Cullen/Frost Bankers Inc	33,400	1,761		Containers - Metal & Glass (0.47%)
First Horizon National Corp (b)	125,106	1,176		Owens-Illinois Inc (a)	98,893	4,177
M&T Bank Corp (b)	63,694	4,483
Marshall & Ilsley Corp (b)	5,100	77		Containers - Paper & Plastic (0.18%)
Popular Inc (b)	20,200	139		Bemis Co Inc (b)	30,600	862
Regions Financial Corp (b)	123,500	1,171		Packaging Corp of America	14,730	376
Synovus Financial Corp (b)	347,020	3,300		Sonoco Products Co	11,300	368

TCF Financial Corp (b)	6,400	82				1,606

UnionBanCal Corp	65,943	3,542		Cosmetics & Toiletries (0.18%)
Webster Financial Corp	103,340	2,052		Avon Products Inc	34,596	1,467
Whitney Holding Corp (b)	19,984	411		Bare Escentuals Inc (a)(b)	9,300	107

Zions Bancorporation	8,445	247				1,574

		27,606

				Cruise Lines (0.23%)
Commercial Services (1.29%)				Carnival Corp	42,480	1,569
ChoicePoint Inc (a)	7,300	349		Royal Caribbean Cruises Ltd (b)	17,800	454

Convergys Corp (a)	4,600	59				2,023

Iron Mountain Inc (a)	384,140	11,140

				Data Processing & Management (0.09%)
		11,548		Dun & Bradstreet Corp	8,316	804

Commercial Services - Finance (0.90%)
H&R Block Inc	317,850	7,733		Decision Support Software (0.03%)
Moody's Corp	8,900	310		MSCI Inc (a)(b)	9,178	273
Total System Services Inc	2,229	44

		8,087		Dental Supplies & Equipment (0.09%)

				Dentsply International Inc	21,100	849
Computer Aided Design (0.51%)
Autodesk Inc (a)	144,480	4,607		Diagnostic Equipment (0.10%)
				Gen-Probe Inc (a)	16,562	883
Computer Services (0.08%)
Computer Sciences Corp (a)	6,190	293		Diagnostic Kits (0.08%)
DST Systems Inc (a)(b)	6,800	411		Idexx Laboratories Inc (a)	12,900	690

		704

		Schedule of Investments
		MidCap Value Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Distribution & Wholesale (0.03%)				Electric - Integrated (continued)
Genuine Parts Co	7,100	$285		Integrys Energy Group Inc (b)	12,433	$635
				MDU Resources Group Inc	64,074	2,045
Diversified Financial Services (0.05%)				NSTAR	8,351	266
IntercontinentalExchange Inc (a)	4,100	409		OGE Energy Corp	40,884	1,338
				PG&E Corp	183,094	7,055
Diversified Manufacturing Operations (2.17%)
				PPL Corp	340,545	15,992
3M Co	8,116	571
				Progress Energy Inc	37,967	1,606
Brink's Co/The	7,239	499
				Public Service Enterprise Group Inc	25,588	1,069
Carlisle Cos Inc (b)	11,950	366
				SCANA Corp	25,086	908
Cooper Industries Ltd	67,526	2,848
				Sierra Pacific Resources	34,500	391
Crane Co	1,000	35
				Wisconsin Energy Corp	69,168	3,121
Danaher Corp	816	65
				Xcel Energy Inc	75,900	1,522

Eaton Corp	59,354	4,217
						108,094

Honeywell International Inc	2,000	102
Ingersoll-Rand Co Ltd	63,835	2,298		Electronic Components - Miscellaneous (0.07%)
ITT Corp	4,800	321		Sanmina-SCI Corp (a)	27,100	48
Leggett & Platt Inc (b)	45,483	887		Vishay Intertechnology Inc (a)	69,400	623

Parker Hannifin Corp	59,560	3,674				671

Pentair Inc	680	24		Electronic Components - Semiconductors (0.21%)
SPX Corp	19,592	2,484		Advanced Micro Devices Inc (a)(b)	19,497	82
Teleflex Inc	13,100	803		Cree Inc (a)(b)	900	18
Trinity Industries Inc	5,300	199		International Rectifier Corp (a)(b)	39,863	673

		19,393		Intersil Corp	7,300	176

Diversified Operations (0.08%)				LSI Corp (a)	16,338	113
Leucadia National Corp	16,105	721		MEMC Electronic Materials Inc (a)	1,900	88
				Micron Technology Inc (a)(b)	55,695	269
Drug Delivery Systems (0.04%)				QLogic Corp (a)	12,400	234
Hospira Inc (a)	9,900	378		Silicon Laboratories Inc (a)	6,400	209

						1,862

E-Commerce - Services (0.33%)
Expedia Inc (a)	49,124	961		Electronic Connectors (1.35%)
IAC/InterActiveCorp (a)	94,553	1,651		Amphenol Corp	253,302	12,075
Liberty Media Corp - Interactive (a)	25,300	355

				Electronic Design Automation (0.11%)
		2,967		Synopsys Inc (a)	40,808	980

Electric - Integrated (12.08%)
Alliant Energy Corp	32,880	1,060		Electronic Measurement Instruments (0.03%)
American Electric Power Co Inc	272,218	10,753		Trimble Navigation Ltd (a)	7,100	236
CMS Energy Corp	215,900	2,915
Consolidated Edison Inc	73,150	2,904		Electronic Parts Distribution (0.00%)
Constellation Energy Group Inc	48,144	4,004		Avnet Inc (a)	603	16
Dominion Resources Inc/VA	2,100	93		Engineering - Research & Development Services (0.08%)
DPL Inc	419,558	10,648		KBR Inc	24,300	693
Edison International	202,301	9,779
Entergy Corp	114,463	12,238		Engines - Internal Combustion (0.01%)
Exelon Corp	15,400	1,211		Cummins Inc	2,032	135
FirstEnergy Corp	120,449	8,859
FPL Group Inc	70,957	4,579		Entertainment Software (0.74%)
Great Plains Energy Inc (b)	82,521	2,084		Activision Blizzard Inc (a)	183,962	6,619
Hawaiian Electric Industries Inc (b)	41,200	1,019

		Schedule of Investments
		MidCap Value Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Fiduciary Banks (1.26%)				Food - Miscellaneous/Diversified (2.17%)
Bank of New York Mellon Corp/The	62,500	$2,219		Campbell Soup Co	83,990	$3,055
Northern Trust Corp	95,892	7,496		ConAgra Foods Inc	373,000	8,087
State Street Corp	10,500	752		Corn Products International Inc	27,888	1,297
Wilmington Trust Corp	32,878	775		General Mills Inc	59,170	3,810

		11,242		Kellogg Co	34,100	1,809

Finance - Auto Loans (0.02%)				Kraft Foods Inc (b)	7,000	223
AmeriCredit Corp (a)(b)	15,500	136		McCormick & Co Inc/MD	16,900	678
				Sara Lee Corp	35,547	486

Finance - Commercial (0.26%)						19,445

CIT Group Inc	273,926	2,323		Food - Retail (1.33%)
				Safeway Inc	164,907	4,407
Finance - Consumer Loans (0.48%)
				SUPERVALU Inc	292,553	7,495

First Marblehead Corp/The (b)	21,225	53
						11,902

SLM Corp (a)	248,460	4,256

		4,309		Food - Wholesale & Distribution (0.07%)

				Sysco Corp	23,424	664
Finance - Credit Card (0.03%)
Discover Financial Services	19,045	279		Forestry (0.28%)
				Plum Creek Timber Co Inc (b)	51,905	2,529
Finance - Investment Banker & Broker (0.48%)
E*Trade Financial Corp (a)(b)	102,660	310		Funeral Services & Related Items (0.06%)
Jefferies Group Inc (b)	54,811	1,041		Hillenbrand Inc	21,831	505
Lazard Ltd	57,380	2,341
Lehman Brothers Holdings Inc	6,500	113		Gas - Distribution (0.90%)
Raymond James Financial Inc (b)	13,900	402		Energen Corp	62,548	3,765
TD Ameritrade Holding Corp (a)	4,021	80		Sempra Energy	72,540	4,074

		4,287		Vectren Corp (b)	6,366	186

Finance - Mortgage Loan/Banker (0.08%)						8,025

Fannie Mae	27,300	314		Home Decoration Products (0.74%)
Freddie Mac (b)	52,700	431		Newell Rubbermaid Inc	398,019	6,579

		745

				Hospital Beds & Equipment (0.55%)
Finance - Other Services (0.05%)				Hill-Rom Holdings Inc (b)	32,191	904
CME Group Inc	1,200	432		Kinetic Concepts Inc (a)(b)	114,710	4,009

Financial Guarantee Insurance (0.15%)						4,913

MBIA Inc (b)	121,462	720		Hotels & Motels (0.02%)
MGIC Investment Corp (b)	71,195	456		Starwood Hotels & Resorts Worldwide Inc	6,302	216
PMI Group Inc/The (b)	66,692	167

		1,343		Human Resources (0.31%)

				Monster Worldwide Inc (a)(b)	158,880	2,819
Food - Canned (0.01%)
Del Monte Foods Co	15,313	130		Independent Power Producer (0.02%)
				Reliant Energy Inc (a)	11,337	205
Food - Confectionery (0.07%)
Hershey Co/The	1,700	62		Industrial Audio & Video Products (0.03%)
JM Smucker Co/The	11,400	556		Dolby Laboratories Inc (a)	6,900	281

		618

Food - Meat Products (0.10%)				Industrial Automation & Robots (0.05%)
Hormel Foods Corp	25,706	930		Rockwell Automation Inc/DE	9,326	415

		Schedule of Investments
		MidCap Value Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Instruments - Scientific (0.65%)				Machinery - Print Trade (0.02%)
Applied Biosystems Inc	17,901	$661		Zebra Technologies Corp (a)	5,400	$166
PerkinElmer Inc	176,004	5,122
Thermo Fisher Scientific Inc (a)	280	17		Machinery - Pumps (0.12%)

		5,800		Flowserve Corp	7,900	1,053

Insurance Brokers (1.56%)				Machinery Tools & Related Products (0.06%)
Aon Corp	108,147	4,953		Kennametal Inc	16,800	500
Marsh & McLennan Cos Inc	116,172	3,282
Willis Group Holdings Ltd	184,300	5,763		Medical - Biomedical/Gene (0.46%)

		13,998		Charles River Laboratories International (a)(b)	17,400	1,157

				Genzyme Corp (a)	27,478	2,106
Internet Content - Information & News (0.00%)
HLTH Corp (a)(b)	1,740	19		Invitrogen Corp (a)(b)	18,136	804
				Millipore Corp (a)	800	56

Internet Infrastructure Software (0.03%)						4,123

Akamai Technologies Inc (a)	11,200	261		Medical - Drugs (0.30%)
				Allergan Inc/United States	6,100	317
Internet Security (0.28%)				Endo Pharmaceuticals Holdings Inc (a)(b)	21,000	486
McAfee Inc (a)	3,900	128		Forest Laboratories Inc (a)	31,100	1,104
Symantec Corp (a)	112,300	2,366		King Pharmaceuticals Inc (a)	67,163	773

		2,494				2,680

Investment Companies (0.18%)				Medical - Generic Drugs (0.22%)
Allied Capital Corp (b)	45,795	630		Barr Pharmaceuticals Inc (a)	2,800	185
American Capital Ltd (b)	47,300	961		Mylan Inc/PA (a)(b)	137,500	1,783

		1,591				1,968

Investment Management & Advisory Services (1.57%)				Medical - HMO (0.31%)
Ameriprise Financial Inc	20,504	871		Coventry Health Care Inc (a)	28,460	1,006
Franklin Resources Inc	4,100	413		Health Net Inc (a)	64,047	1,791

Invesco Ltd	281,450	6,555				2,797

Legg Mason Inc	153,160	6,180

		14,019		Medical - Hospitals (0.25%)

				Community Health Systems Inc (a)	8,600	284
Leisure & Recreation Products (0.03%)				Health Management Associates Inc (a)(b)	68,604	422
Brunswick Corp/DE (b)	21,200	274		LifePoint Hospitals Inc (a)(b)	44,152	1,264
Life & Health Insurance (1.58%)				Universal Health Services Inc	4,000	242

Lincoln National Corp	99,300	4,737				2,212

StanCorp Financial Group Inc	9,166	453		Medical - Outpatient & Home Medical Care (0.09%)
Torchmark Corp	60,160	3,492		Lincare Holdings Inc (a)	24,100	777
Unum Group	226,340	5,468

		14,150		Medical Information Systems (0.56%)

				Cerner Corp (a)(b)	2,200	98
Machinery - Construction & Mining (0.06%)				IMS Health Inc	235,371	4,920

Joy Global Inc	7,300	527				5,018

Machinery - Farm (0.10%)				Medical Instruments (0.51%)
AGCO Corp (a)(b)	15,044	900		Beckman Coulter Inc	4,100	297
				Edwards Lifesciences Corp (a)(b)	68,290	4,280

Machinery - General Industry (0.06%)						4,577

Gardner Denver Inc (a)	7,900	360
IDEX Corp	4,800	182		Medical Laboratory & Testing Service (0.94%)

		542		Covance Inc (a)	6,802	624

		Schedule of Investments
		MidCap Value Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Medical Laboratory & Testing Service				Oil - Field Services (continued)
(continued)				Tetra Technologies Inc (a)	17,000	$322
Laboratory Corp of America Holdings (a)	115,340	$7,795		W-H Energy Services Inc (a)(b)	65,713	6,015

		8,419				10,628

Medical Products (0.04%)				Oil & Gas Drilling (0.55%)
Cooper Cos Inc/The (b)	10,693	360		ENSCO International Inc	13,290	919
Metal Processors & Fabrication (0.13%)				Nabors Industries Ltd (a)(b)	9,437	344
Commercial Metals Co	2,700	80		Pride International Inc (a)	14,700	570
Timken Co	31,732	1,048		Rowan Cos Inc (b)	8,450	336

		1,128		Transocean Inc	869	118

				Unit Corp (a)	39,490	2,668

Miscellaneous Manufacturers (0.01%)						4,955

Aptargroup Inc	2,200	85
				Oil Company - Exploration & Production (6.45%)
Motion Pictures & Services (0.17%)				Chesapeake Energy Corp	2,980	150
DreamWorks Animation SKG Inc (a)	51,510	1,530		Cimarex Energy Co	3,599	188
				EOG Resources Inc	79,850	8,027
Multi-Line Insurance (1.86%)				Equitable Resources Inc	169,941	8,879
Assurant Inc	93,516	5,622		Forest Oil Corp (a)	15,700	895
Cincinnati Financial Corp	104,121	2,899		Newfield Exploration Co (a)	207,101	10,144
Genworth Financial Inc	258,310	4,125		Noble Energy Inc	18,985	1,402
Hartford Financial Services Group Inc	8,200	520		Petroleum Development Corp (a)(b)	33,680	1,863
Loews Corp (b)	45,248	2,016		Pioneer Natural Resources Co	29,530	1,756
MetLife Inc	5,986	304		Plains Exploration & Production Co (a)	26,874	1,504
XL Capital Ltd	62,955	1,126		Questar Corp	61,724	3,264

		16,612		Range Resources Corp	205,056	9,958

Multimedia (0.25%)				St Mary Land & Exploration Co (b)	29,967	1,275
EW Scripps Co	1	-		Whiting Petroleum Corp (a)	89,680	8,400

Liberty Media Corp - Entertainment (a)	90,679	2,233				57,705

Viacom Inc (a)	500	14		Oil Company - Integrated (1.09%)

		2,247		Hess Corp	96,155	9,750

Networking Products (0.08%)
Juniper Networks Inc (a)	25,942	675		Oil Field Machinery & Equipment (0.61%)
				Dril-Quip Inc (a)(b)	101,170	5,477
Non-Ferrous Metals (0.01%)
Titanium Metals Corp (b)	9,700	109		Oil Refining & Marketing (0.01%)
				Western Refining Inc (b)	15,493	123
Non-Hazardous Waste Disposal (0.92%)
Allied Waste Industries Inc (a)	677,520	8,198		Paper & Related Products (0.96%)
				International Paper Co	183,190	5,078
Office Automation & Equipment (0.16%)				MeadWestvaco Corp	7,939	213
Pitney Bowes Inc	9,300	294		Rayonier Inc	61,611	2,878
Xerox Corp	83,046	1,133		Temple-Inland Inc (b)	26,900	437

		1,427				8,606

Oil - Field Services (1.19%)				Photo Equipment & Supplies (0.13%)
BJ Services Co	17,800	524		Eastman Kodak Co (b)	77,394	1,133
Helix Energy Solutions Group Inc (a)(b)	8,871	283
SEACOR Holdings Inc (a)(b)	4,330	362		Physician Practice Management (0.02%)
Smith International Inc	37,830	2,814		Pediatrix Medical Group Inc (a)	4,200	204
Superior Energy Services Inc (a)(b)	6,500	308

		Schedule of Investments
		MidCap Value Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Pipelines (0.69%)				Reinsurance (continued)
El Paso Corp (b)	51,999	$933		RenaissanceRe Holdings Ltd	67,929	$3,456

National Fuel Gas Co	53,462	2,662				16,963

Oneok Inc	16,407	746		REITS - Apartments (1.21%)
Spectra Energy Corp	68,834	1,870		Apartment Investment & Management Co	199,367	6,812

		6,211		AvalonBay Communities Inc	9,000	897

Power Converter & Supply Equipment (0.11%)				Camden Property Trust	57,460	2,826
Hubbell Inc	22,600	953		Equity Residential	6,341	274

						10,809

Printing - Commercial (0.00%)
RR Donnelley & Sons Co	578	15		REITS - Diversified (1.16%)
				CapitalSource Inc (b)	72,305	840
Private Corrections (0.19%)				Colonial Properties Trust	19,656	392
Corrections Corp of America (a)	59,788	1,676		Digital Realty Trust Inc	48,470	2,080
				Duke Realty Corp (b)	17,000	421
Property & Casualty Insurance (2.28%)				Liberty Property Trust (b)	5,900	215
Arch Capital Group Ltd (a)	23,684	1,652		Vornado Realty Trust	67,750	6,441

Fidelity National Financial Inc	3,097	41				10,389

Philadelphia Consolidated Holding Co (a)	97,250	5,684
				REITS - Healthcare (0.20%)
Progressive Corp/The	295,700	5,988		HCP Inc	8,200	296
Safeco Corp	14,600	966		Health Care REIT Inc (b)	29,400	1,466

WR Berkley Corp	257,080	6,072				1,762

		20,403

				REITS - Hotels (0.20%)
Publishing - Newspapers (0.04%)				Hospitality Properties Trust	11,800	251
New York Times Co/The (b)	31,914	402		Host Hotels & Resorts Inc	116,781	1,531

Publishing - Periodicals (0.01%)						1,782

Idearc Inc (b)	49,900	65		REITS - Mortgage (0.60%)
RH Donnelley Corp (a)(b)	21,300	33		Annaly Capital Management Inc	321,510	4,845

		98		iStar Financial Inc (b)	60,124	494

Racetracks (0.07%)						5,339

International Speedway Corp	16,373	602		REITS - Office Property (0.77%)
				Alexandria Real Estate Equities Inc	27,320	2,821
Real Estate Operator & Developer (0.03%)				Boston Properties Inc	11,586	1,115
Forest City Enterprises Inc	10,200	266		Douglas Emmett Inc	73,181	1,722
				HRPT Properties Trust	129,100	905
Regional Banks (1.28%)
				Mack-Cali Realty Corp	8,680	333

Comerica Inc (b)	23,900	686
						6,896

Fifth Third Bancorp (b)	183,600	2,565
Huntington Bancshares Inc/OH (b)	276,030	1,938		REITS - Regional Malls (0.11%)
Keycorp	225,271	2,377		CBL & Associates Properties Inc	49,875	969
National City Corp (b)	429,624	2,032
PNC Financial Services Group Inc	9,202	656		REITS - Shopping Centers (0.18%)
Wachovia Corp (b)	71,500	1,235		Developers Diversified Realty Corp	2,100	67

		11,489		Kimco Realty Corp	42,159	1,488

				Regency Centers Corp	900	53

Reinsurance (1.90%)						1,608

Endurance Specialty Holdings Ltd	16,500	505
Everest Re Group Ltd	85,022	6,955		REITS - Storage (0.57%)
PartnerRe Ltd (b)	85,996	6,047		Public Storage	61,872	5,067

		Schedule of Investments
		MidCap Value Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
REITS - Warehouse & Industrial (0.17%)				Savings & Loans - Thrifts (1.65%)
DCT Industrial Trust Inc (b)	175,480	$1,486		Astoria Financial Corp	12,100	$271
				Hudson City Bancorp Inc	329,740	6,021
Rental - Auto & Equipment (0.02%)				New York Community Bancorp Inc (b)	91,346	1,518
Rent-A-Center Inc/TX (a)(b)	4,862	103		People's United Financial Inc	197,165	3,348
United Rentals Inc (a)(b)	5,600	91		Sovereign Bancorp Inc (b)	253,503	2,413

		194		Washington Federal Inc (b)	63,665	1,184

Research & Development (0.05%)						14,755

Pharmaceutical Product Development Inc	11,400	435		Schools (0.05%)
				Career Education Corp (a)	19,100	350
Retail - Apparel & Shoe (0.90%)
				ITT Educational Services Inc (a)(b)	1,200	107

American Eagle Outfitters Inc	43,200	605
						457

Foot Locker Inc	14,800	223
Gap Inc/The	40,800	658		Semiconductor Component - Integrated Circuits (0.21%)
Liz Claiborne Inc	34,240	447		Integrated Device Technology Inc (a)	108,114	1,083
Ltd Brands Inc	65,300	1,077		Linear Technology Corp	25,087	779

Nordstrom Inc (b)	48,860	1,404				1,862

Phillips-Van Heusen Corp (b)	5,200	184		Semiconductor Equipment (0.02%)
Ross Stores Inc	89,979	3,416		Teradyne Inc (a)	14,800	139

		8,014

Retail - Auto Parts (0.33%)				Steel - Producers (0.64%)
Autozone Inc (a)	22,430	2,922		Carpenter Technology Corp	600	23
				Steel Dynamics Inc	6,200	197
Retail - Automobile (0.08%)				United States Steel Corp	34,255	5,493

Copart Inc (a)	15,500	680				5,713

				Telecommunication Equipment (1.19%)
Retail - Bedding (0.05%)				CommScope Inc (a)(b)	238,540	10,637
Bed Bath & Beyond Inc (a)	17,300	481
				Telecommunication Equipment - Fiber Optics (0.02%)
Retail - Consumer Electronics (0.00%)				Ciena Corp (a)(b)	5,200	107
Circuit City Stores Inc (b)	22,400	45		JDS Uniphase Corp (a)(b)	6,100	67

Retail - Discount (0.01%)						174

Dollar Tree Inc (a)	2,200	83		Telecommunication Services (0.96%)
				Embarq Corp	186,870	8,553
Retail - Major Department Store (0.84%)
JC Penney Co Inc	64,174	1,978		Telephone - Integrated (0.36%)
TJX Cos Inc	164,010	5,529		Level 3 Communications Inc (a)(b)	36,350	124

		7,507		Qwest Communications International Inc (b)	600,381	2,299

Retail - Office Supplies (0.07%)				Windstream Corp	64,500	769

Office Depot Inc (a)	8,500	58				3,192

OfficeMax Inc (b)	46,862	598		Television (0.07%)

		656		Central European Media Enterprises Ltd (a)(b)	6,052	504

Retail - Regional Department Store (0.02%)				Hearst-Argyle Television Inc	7,500	159

Kohl's Corp (a)	2,000	84				663

Macy's Inc	3,100	58		Textile - Home Furnishings (0.00%)

		142		Mohawk Industries Inc (a)(b)	600	35

Retail - Restaurants (0.08%)				Theaters (0.02%)
Panera Bread Co (a)(b)	14,900	747		Regal Entertainment Group	9,474	158

		Schedule of Investments
		MidCap Value Fund I
		July 31, 2008 (unaudited)

	Shares	Value				Shares		Value
	Held	(000	's)			Held		(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Tobacco (0.82%)				X	-Ray Equipment (0.01%)
Lorillard Inc	52,590	$3,529		Hologic Inc (a)(b)		4,668		$86

Reynolds American Inc	49,738	2,777		TOTAL COMMON STOCKS			$860,061

UST Inc	20,200	1,063				Principal

		7,369				Amount		Value

Tools - Hand Held (0.11%)						(000	's)	(000	's)

Snap-On Inc	17,800	1,002		REPURCHASE AGREEMENTS (10.70%)
				Money Center Banks (10.70%)
Toys (0.52%)				Deutsche Bank Repurchase Agreement;
Hasbro Inc	17,154	664		2.18% dated 07/31/08 maturing 08/01/08
Mattel Inc	200,620	4,023		(collateralized by U.S. Government

				Agency Issues; $97,085,000; 0.00% -
		4,687		6.625%; dated 08/01/08 - 07/15/16) (c)		$96,324		$95,744

Transport - Equipment & Leasing (0.13%)				TOTAL REPURCHASE AGREEMENTS			$95,744

Aircastle Ltd (b)	30,300	332		Total Investments			$955,805
GATX Corp (b)	18,181	827		Liabilities in Excess of Other Assets, Net - (6.81)%				(60,966)

		1,159

				TOTAL NET ASSETS - 100.00%			$894,839

Transport - Marine (0.19%)
Alexander & Baldwin Inc	18,100	785
Frontline Ltd (b)	400	26		(a)	Non-Income Producing Security
Tidewater Inc	14,900	893		(b)		Security or a portion of the security was on loan at the end of the period.

		1,704		(c)		Security was purchased with the cash proceeds from securities loans.

Transport - Rail (0.75%)				Unrealized Appreciation (Depreciation)
Burlington Northern Santa Fe Corp	12,500	1,302		The net federal income tax unrealized appreciation (depreciation) and federal tax cost
CSX Corp	45,667	3,086		of investments held by the fund as of the period end were as follows:
Kansas City Southern (a)	23,186	1,275
Union Pacific Corp	13,100	1,080		Unrealized Appreciation			$69,517

		6,743		Unrealized Depreciation				(122,692)

				Net Unrealized Appreciation (Depreciation)				(53,175)
Transport - Services (1.34%)				Cost for federal income tax purposes				1,008,979
FedEx Corp	58,800	4,636		All dollar amounts are shown in thousands (000's)
Ryder System Inc	111,641	7,364

		12,000				Portfolio Summary (unaudited)

Transport - Truck (0.39%)				Sector				Percent

JB Hunt Transport Services Inc	18,500	684		Financial				35.67%
Landstar System Inc	55,470	2,806		Consumer, Non-cyclical				14.16%

				Utilities				13.01%
		3,490		Industrial				11.93%

Vitamins & Nutrition Products (0.29%)				Energy				10.60%
				Consumer, Cyclical				7.53%
Herbalife Ltd	59,490	2,569		Communications				5.13%
NBTY Inc (a)	1,900	66		Basic Materials				4.73%

		2,635		Technology				3.97%

				Diversified				0.08%
Water (0.01%)				Liabilities in Excess of Other Assets, Net				(6.81%)

Aqua America Inc (b)	6,941	110		TOTAL NET ASSETS				100.00%

Wire & Cable Products (0.53%)
General Cable Corp (a)(b)	82,690	4,765

Wireless Equipment (0.00%)
American Tower Corp (a)	400	17

		Schedule of Investments
		MidCap Value Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (101.79%)				COMMON STOCKS (continued)
Advanced Materials & Products (0.18%)				Chemicals - Specialty (continued)
Ceradyne Inc (a)(b)	18,800	$871		Lubrizol Corp	32,600	$1,623

						8,246

Aerospace & Defense (0.06%)
Empresa Brasileira de Aeronautica SA ADR	8,978	274		Commercial Banks (2.00%)
(a)				Bancorpsouth Inc (a)	31,100	662
				Regions Financial Corp (a)	159,773	1,515
Airlines (0.88%)				UnionBanCal Corp	59,200	3,180
Continental Airlines Inc (a)(b)	292,100	4,010		United Bankshares Inc (a)	46,600	1,174
Skywest Inc	16,013	244		Webster Financial Corp	121,600	2,415

		4,254		Zions Bancorporation (a)	27,100	793

Apparel Manufacturers (0.31%)						9,739

Columbia Sportswear Co (a)	40,100	1,496		Commercial Services (0.49%)
				Convergys Corp (b)	186,400	2,367
Appliances (0.24%)
Whirlpool Corp (a)	15,205	1,151		Commercial Services - Finance (0.44%)
				Deluxe Corp	47,200	675
Auto/Truck Parts & Equipment - Original (1.80%)				Lender Processing Services Inc	18,550	619
Autoliv Inc	84,378	3,294		Moody's Corp (a)	23,900	832

Lear Corp (a)(b)	120,400	1,735				2,126

TRW Automotive Holdings Corp (a)(b)	133,200	2,471
WABCO Holdings Inc	27,300	1,233		Computer Services (1.23%)

		8,733		Affiliated Computer Services Inc (b)	34,500	1,663

				Computer Sciences Corp (b)	91,300	4,325

Batteries & Battery Systems (0.12%)						5,988

Energizer Holdings Inc (b)	8,100	578
				Computers - Peripheral Equipment (0.83%)
Beverages - Non-Alcoholic (0.70%)				Lexmark International Inc (b)	115,500	4,052
Pepsi Bottling Group Inc	122,900	3,423
				Containers - Paper & Plastic (0.46%)
Beverages - Wine & Spirits (0.36%)				Sonoco Products Co	68,800	2,244
Constellation Brands Inc (b)	82,431	1,774
				Data Processing & Management (0.03%)
Building - Heavy Construction (0.57%)				Fidelity National Information Services	8,400	159
Chicago Bridge & Iron Co NV (a)	43,196	1,415
Granite Construction Inc (a)	22,600	715		Distribution & Wholesale (1.30%)
Perini Corp (b)	24,300	665		Ingram Micro Inc (b)	134,700	2,483

		2,795		Tech Data Corp (b)	24,732	862

				WESCO International Inc (a)(b)	78,700	2,963

Building - Residential & Commercial (1.01%)						6,308

Lennar Corp (a)	240,500	2,910
NVR Inc (a)(b)	3,651	2,017		Diversified Manufacturing Operations (0.50%)

		4,927		Eaton Corp	24,445	1,737

				Teleflex Inc	11,400	699

Building & Construction Products -						2,436

Miscellaneous (0.67%)
Armstrong World Industries Inc (a)	69,800	2,353		Diversified Minerals (0.26%)
Owens Corning Inc (a)(b)	33,900	882		Teck Cominco Ltd	27,100	1,246

		3,235

				Electric - Integrated (10.20%)
Chemicals - Specialty (1.70%)				Alliant Energy Corp	42,100	1,357
Ashland Inc	84,200	3,517
				American Electric Power Co Inc	181,500	7,169
Eastman Chemical Co	51,800	3,106
				Consolidated Edison Inc	106,300	4,220
				Constellation Energy Group Inc	19,300	1,605

		Schedule of Investments
		MidCap Value Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Electric - Integrated (continued)				Finance - Investment Banker & Broker (1.03%)
DPL Inc	28,696	$728		Investment Technology Group Inc (b)	52,300	$1,556
DTE Energy Co	98,800	4,051		Jefferies Group Inc (a)	92,800	1,762
Edison International	122,112	5,903		Morgan Stanley	42,600	1,682

El Paso Electric Co (b)	13,500	279				5,000

Entergy Corp	9,800	1,048		Food - Meat Products (0.81%)
FirstEnergy Corp	27,100	1,993		Hormel Foods Corp	95,700	3,461
MDU Resources Group Inc	172,600	5,508		Smithfield Foods Inc (a)(b)	21,600	464

Northeast Utilities	70,700	1,779				3,925

NSTAR	19,900	634
Pinnacle West Capital Corp	109,700	3,683		Food - Miscellaneous/Diversified (0.32%)
Portland General Electric Co (a)	109,500	2,572		ConAgra Foods Inc	71,900	1,559
PPL Corp	37,700	1,770		Food - Retail (2.11%)
TECO Energy Inc	197,319	3,660		Safeway Inc	227,900	6,089
Xcel Energy Inc	80,700	1,619		SUPERVALU Inc	162,600	4,166

		49,578				10,255

Electric Products - Miscellaneous (0.36%)				Gas - Distribution (1.79%)
Molex Inc	71,700	1,759		Atmos Energy Corp (a)	136,901	3,624
Electronic Components - Miscellaneous (1.54%)				Laclede Group Inc/The (a)	24,918	1,057
Jabil Circuit Inc	355,547	5,781		New Jersey Resources Corp (a)	7,600	259
Plexus Corp (b)	14,100	402		NiSource Inc	34,200	584
Vishay Intertechnology Inc (b)	143,100	1,284		Southwest Gas Corp	56,300	1,627

		7,467		UGI Corp	58,205	1,575

						8,726

Electronic Components - Semiconductors (0.17%)
International Rectifier Corp (b)	49,859	842		Independent Power Producer (0.55%)
				Dynegy Inc (b)	179,000	1,205
Electronic Design Automation (0.12%)				NRG Energy Inc (b)	39,986	1,451

Cadence Design Systems Inc (b)	81,400	602				2,656

				Insurance Brokers (0.53%)
Electronic Parts Distribution (0.98%)				Arthur J Gallagher & Co (a)	102,100	2,596
Avnet Inc (b)	175,088	4,773
				Investment Management & Advisory Services (0.67%)
Electronics - Military (0.08%)				Invesco Ltd	54,100	1,260
L-3 Communications Holdings Inc	4,100	405
				Legg Mason Inc	49,226	1,986

Engineering - Research & Development Services (2.51%)						3,246

EMCOR Group Inc (a)(b)	114,000	3,434		Life & Health Insurance (2.11%)
KBR Inc	127,000	3,620		Phoenix Cos Inc/The (a)	30,400	296
McDermott International Inc (b)	16,700	796		Protective Life Corp (a)	53,600	1,927
URS Corp (a)(b)	103,800	4,351		Reinsurance Group of America Inc	12,500	621

		12,201		StanCorp Financial Group Inc	34,600	1,709

Fiduciary Banks (1.10%)				Unum Group	235,300	5,685

Northern Trust Corp	68,600	5,362				10,238

				Machinery - Construction & Mining (0.40%)
Finance - Auto Loans (0.47%)				Terex Corp (b)	40,806	1,931
AmeriCredit Corp (a)(b)	258,725	2,269
				Machinery - Farm (0.32%)
Finance - Credit Card (1.05%)				AGCO Corp (b)	25,600	1,532
Discover Financial Services	347,654	5,093

		Schedule of Investments
		MidCap Value Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Machinery - General Industry (0.62%)				Multi-Line Insurance (continued)
Gardner Denver Inc (b)	66,600	$3,037		XL Capital Ltd	144,800	$2,590

						16,885

Machinery - Pumps (0.81%)
Flowserve Corp	29,600	3,947		Multimedia (0.35%)
				McGraw-Hill Cos Inc/The (a)	41,600	1,692
Medical - Drugs (1.09%)
Endo Pharmaceuticals Holdings Inc (b)	3,400	79		Networking Products (0.50%)
King Pharmaceuticals Inc (b)	411,300	4,734		3Com Corp (b)	306,698	576
Shire Ltd ADR	9,620	484		Anixter International Inc (a)(b)	27,000	1,837

		5,297				2,413

Medical - HMO (3.80%)				Office Furnishings - Original (0.28%)
Aetna Inc	23,005	943		Steelcase Inc	138,400	1,378
AMERIGROUP Corp (a)(b)	65,100	1,654		Oil - Field Services (1.98%)
Centene Corp (b)	22,000	491		BJ Services Co	138,400	4,069
Cigna Corp	166,800	6,175		Key Energy Services Inc (b)	177,400	2,849
Coventry Health Care Inc (b)	21,581	763		Oceaneering International Inc (b)	18,600	1,128
Health Net Inc (b)	156,199	4,367		Oil States International Inc (b)	28,400	1,559

Humana Inc (b)	93,300	4,097				9,605

		18,490

				Oil & Gas Drilling (1.95%)
Medical - Hospitals (0.80%)				ENSCO International Inc	24,000	1,659
Universal Health Services Inc	64,400	3,904		Noble Corp	18,600	965
				Patterson-UTI Energy Inc	136,600	3,882
Medical - Nursing Homes (0.13%)
Kindred Healthcare Inc (a)(b)	23,600	637		Unit Corp (b)	43,700	2,952

						9,458

Medical - Wholesale Drug Distribution (0.90%)				Oil Company - Exploration & Production (4.15%)
AmerisourceBergen Corp	104,500	4,375		Apache Corp	6,500	729
				Canadian Natural Resources Ltd	917	72
Medical Products (0.08%)				Cimarex Energy Co	70,400	3,668
Covidien Ltd	8,300	409		Denbury Resources Inc (b)	50,114	1,410
Metal - Diversified (0.40%)				Forest Oil Corp (b)	24,900	1,420
Freeport-McMoRan Copper & Gold Inc	19,900	1,925		Mariner Energy Inc (b)	79,276	2,098
				Noble Energy Inc	10,900	805
Metal - Iron (0.36%)				Rosetta Resources Inc (b)	53,500	1,264
Cleveland-Cliffs Inc	16,200	1,756		Southwestern Energy Co (b)	29,374	1,067
				St Mary Land & Exploration Co	72,100	3,069
Metal Processors & Fabrication (1.00%)				Stone Energy Corp (a)(b)	14,300	730
Commercial Metals Co	19,900	594		Talisman Energy Inc	65,480	1,167
Timken Co	128,600	4,246		Whiting Petroleum Corp (b)	22,700	2,126

		4,840		XTO Energy Inc	12,073	570

Motorcycle/Motor Scooter (0.15%)						20,195

Harley-Davidson Inc	18,664	706		Oil Field Machinery & Equipment (0.34%)
				National Oilwell Varco Inc (b)	20,900	1,643
Multi-Line Insurance (3.47%)
American Financial Group Inc/OH	132,100	3,827		Oil Refining & Marketing (0.16%)
Assurant Inc	32,200	1,936		Sunoco Inc	19,726	801
CNA Financial Corp	93,500	2,496
Hanover Insurance Group Inc/The	80,000	3,434		Paper & Related Products (0.81%)
HCC Insurance Holdings Inc	114,900	2,602		Domtar Corp (b)	692,049	3,945

		Schedule of Investments
		MidCap Value Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Pipelines (0.68%)				REITS - Mortgage (0.35%)
Oneok Inc	72,900	$3,316		Annaly Capital Management Inc	114,100	$1,720

Printing - Commercial (0.52%)				REITS - Office Property (2.36%)
RR Donnelley & Sons Co	94,200	2,515		Brandywine Realty Trust (a)	126,600	2,032
				Douglas Emmett Inc	148,900	3,504
Property & Casualty Insurance (2.92%)				HRPT Properties Trust (a)	161,700	1,133
Arch Capital Group Ltd (b)	60,824	4,241		Mack-Cali Realty Corp	124,800	4,790

First American Corp (a)	134,500	3,389				11,459

Harleysville Group Inc (a)	14,219	507
OneBeacon Insurance Group Ltd (a)	36,775	666		REITS - Regional Malls (0.25%)
WR Berkley Corp	227,700	5,378		CBL & Associates Properties Inc (a)	61,800	1,200

		14,181		REITS - Shopping Centers (0.25%)

Publishing - Books (0.27%)				Developers Diversified Realty Corp (a)	38,775	1,239
Scholastic Corp	50,000	1,290
				REITS - Warehouse & Industrial (1.38%)
Racetracks (0.38%)				AMB Property Corp	16,900	827
International Speedway Corp (a)	43,450	1,599		EastGroup Properties Inc (a)	44,073	2,045
Speedway Motorsports Inc (a)	12,500	241		Prologis	78,700	3,847

		1,840				6,719

Regional Banks (0.99%)				Rental - Auto & Equipment (0.39%)
Huntington Bancshares Inc/OH (a)	587,202	4,122		United Rentals Inc (a)(b)	118,324	1,915
National City Corp (a)	143,500	679

		4,801		Retail - Apparel & Shoe (0.11%)

				Foot Locker Inc	35,338	532
Reinsurance (3.87%)				Liz Claiborne Inc	1,000	13

Allied World Assurance Co Holdings Ltd	55,000	2,289				545

Axis Capital Holdings Ltd	129,300	4,096
Everest Re Group Ltd	51,400	4,204		Retail - Automobile (0.63%)
PartnerRe Ltd	43,757	3,077		AutoNation Inc (a)(b)	254,000	2,621
RenaissanceRe Holdings Ltd	82,600	4,202		Penske Auto Group Inc	34,400	458

Transatlantic Holdings Inc	16,000	927				3,079

		18,795		Retail - Discount (0.61%)

REITS - Apartments (0.76%)				BJ's Wholesale Club Inc (b)	78,900	2,961
Apartment Investment & Management Co	108,466	3,706
				Retail - Major Department Store (0.25%)
REITS - Diversified (3.66%)				JC Penney Co Inc	39,900	1,230
Colonial Properties Trust (a)	97,300	1,942
				Retail - Regional Department Store (0.31%)
Duke Realty Corp (a)	175,200	4,333
				Macy's Inc	79,900	1,503
Lexington Realty Trust (a)	16,800	242
Liberty Property Trust	99,317	3,615		Retail - Restaurants (0.37%)
Vornado Realty Trust	80,700	7,672		Brinker International Inc	37,000	680

		17,804		Darden Restaurants Inc	34,500	1,124

REITS - Healthcare (0.07%)						1,804

Ventas Inc	7,300	327		Savings & Loans - Thrifts (0.72%)
				Astoria Financial Corp	155,400	3,476
REITS - Hotels (0.91%)
Hospitality Properties Trust	141,100	3,006		Steel - Producers (1.23%)
Sunstone Hotel Investors Inc	108,900	1,409		Steel Dynamics Inc	138,600	4,391

		4,415

				Schedule of Investments
				MidCap Value Fund II
				July 31, 2008 (unaudited)

						(a)	Security or a portion of the security was on loan at the end of the period.
		Shares		Value		(b) Non-Income Producing Security
		Held		(000	's)	(c)	Security was purchased with the cash proceeds from securities loans.

COMMON STOCKS (continued)
Steel - Producers (continued)						Unrealized Appreciation (Depreciation)
United States Steel Corp		10,000		$1,603		The net federal income tax unrealized appreciation (depreciation) and federal tax cost

						of investments held by the fund as of the period end were as follows:
				5,994

Telecommunication Equipment (1.25%)						Unrealized Appreciation	$26,743
Arris Group Inc (a)(b)		105,518		1,010		Unrealized Depreciation	(70,989)

Plantronics Inc		51,300		1,249		Net Unrealized Appreciation (Depreciation)	(44,246)
Tellabs Inc (b)		738,150		3,794		Cost for federal income tax purposes	595,387

				6,053		All dollar amounts are shown in thousands (000's)

Telecommunication Services (1.12%)						Portfolio Summary (unaudited)

Embarq Corp		118,600		5,428		Sector	Percent

Telephone - Integrated (2.97%)						Financial	42.51%
						Utilities	12.54%
CenturyTel Inc		122,200		4,545		Consumer, Non-cyclical	12.52%
Qwest Communications International Inc (a)		1,001,200		3,834		Industrial	12.25%
Telephone & Data Systems Inc (a)		58,300		2,472		Consumer, Cyclical	9.73%
						Energy	9.26%
Windstream Corp		299,967		3,576		Communications	7.42%

				14,427		Basic Materials	4.76%

						Technology	2.40%
Television (0.98%)						Liabilities in Excess of Other Assets, Net	(13.39%)

CBS Corp		292,600		4,787		TOTAL NET ASSETS	100.00%

Toys	(0.25%)
Hasbro Inc		31,200		1,208

Transport - Marine (1.07%)
Ship Finance International Ltd (a)		46,303		1,377
Teekay Corp (a)		59,200		2,585
Tidewater Inc		20,900		1,253

				5,215

Vitamins & Nutrition Products (0.42%)
NBTY Inc (b)		59,600		2,056

TOTAL COMMON STOCKS			$494,783

		Principal
		Amount		Value
		(000	's)	(000	's)

REPURCHASE AGREEMENTS (11.60%)
Money Center Banks (11.60%)
Deutsche Bank Repurchase Agreement;
2.18% dated 07/31/08 maturing 08/01/08
(collateralized by U.S. Government
Agency Issues; $58,161,000; 0.00% -
6.625%; dated 08/01/08 - 07/15/16) (c)		$56,699		$56,358

TOTAL REPURCHASE AGREEMENTS			$56,358

Total Investments			$551,141
Liabilities in Excess of Other Assets, Net - (13.39)%				(65,069)

TOTAL NET ASSETS - 100.00%			$486,072

		Schedule of Investments
		MidCap Value Fund III
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (98.73%)				COMMON STOCKS (continued)
Aerospace & Defense Equipment (1.19%)				Commercial Banks (continued)
Alliant Techsystems Inc (a)	3,000	$297		BB&T Corp (b)	9,400	$264
Goodrich Corp	21,000	1,032		BOK Financial Corp	5,700	228

		1,329		Commerce Bancshares Inc	9,790	427

Agricultural Chemicals (0.41%)				Cullen/Frost Bankers Inc	8,900	469
Intrepid Potash Inc (a)(b)	4,200	232		Fulton Financial Corp	29,200	308
Mosaic Co/The	1,800	229		M&T Bank Corp (b)	5,900	415

		461		UnionBanCal Corp	4,776	257

						3,152

Agricultural Operations (0.72%)
Bunge Ltd	8,100	801		Computer Services (2.14%)
				Affiliated Computer Services Inc (a)	6,100	294
Apparel Manufacturers (0.55%)				Computer Sciences Corp (a)	44,200	2,094

VF Corp	8,600	616				2,388

				Computers - Integrated Systems (0.36%)
Applications Software (0.37%)
				NCR Corp (a)	14,874	400
Compuware Corp (a)	37,800	416
				Computers - Memory Devices (0.28%)
Auto/Truck Parts & Equipment - Original (0.77%)
				Seagate Technology	21,200	317
Autoliv Inc	9,500	371
BorgWarner Inc	12,100	488		Consumer Products - Miscellaneous (0.24%)

		859		Jarden Corp (a)(b)	11,300	272

Beverages - Non-Alcoholic (0.60%)
Pepsi Bottling Group Inc	14,400	401		Containers - Metal & Glass (0.38%)
PepsiAmericas Inc	11,200	265		Owens-Illinois Inc (a)	10,050	424

		666

				Cruise Lines (1.08%)
Broadcasting Services & Programming (0.30%)				Royal Caribbean Cruises Ltd (b)	47,100	1,200
Discovery Holding Co (a)	17,100	340
				Distribution & Wholesale (0.51%)
Building - Residential & Commercial (0.12%)				Genuine Parts Co	14,300	574
NVR Inc (a)(b)	250	138
				Diversified Manufacturing Operations (4.19%)
Chemicals - Diversified (1.02%)				Cooper Industries Ltd	12,900	544
Celanese Corp	13,800	532		Dover Corp	9,000	447
FMC Corp	8,200	610		Eaton Corp	28,150	2,000

		1,142		ITT Corp	19,800	1,326

Chemicals - Specialty (1.20%)				SPX Corp	1,500	190
Cytec Industries Inc	4,600	248		Textron Inc	3,900	169

Eastman Chemical Co	6,200	372				4,676

Lubrizol Corp	9,800	488		Drug Delivery Systems (0.30%)
Sigma-Aldrich Corp	3,800	231		Hospira Inc (a)	8,900	340

		1,339

				E-Commerce - Services (0.27%)
Coal (0.16%)
				Expedia Inc (a)	15,400	301
Massey Energy Co	2,400	178
				Electric - Integrated (9.30%)
Coatings & Paint (0.68%)
				American Electric Power Co Inc	27,300	1,078
Sherwin-Williams Co/The (b)	14,200	756
				Centerpoint Energy Inc	78,100	1,232
Commercial Banks (2.82%)				DPL Inc	15,200	386
Bancorpsouth Inc (b)	18,600	396		DTE Energy Co	14,900	611
Bank of Hawaii Corp	7,700	388		Edison International	23,800	1,150

		Schedule of Investments
		MidCap Value Fund III
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Electric - Integrated (continued)				Food - Retail (continued)
Hawaiian Electric Industries Inc (b)	13,800	$341		SUPERVALU Inc	8,600	$220

MDU Resources Group Inc	66,100	2,109				947

Pinnacle West Capital Corp	32,500	1,091		Funeral Services & Related Items (0.75%)
Wisconsin Energy Corp	10,500	474		Service Corp International/US	87,400	836
Xcel Energy Inc	95,000	1,906

		10,378		Gas - Distribution (0.72%)

Electric Products - Miscellaneous (0.13%)				Energen Corp	7,300	439
Ametek Inc	3,138	150		UGI Corp	13,400	363

						802

Electronic Components - Semiconductors (0.45%)				Hospital Beds & Equipment (0.79%)
Intersil Corp	9,200	222		Hill-Rom Holdings Inc (b)	31,400	882
QLogic Corp (a)	14,600	275

		497		Human Resources (0.66%)

Electronic Parts Distribution (0.27%)				Hewitt Associates Inc (a)	6,200	228
Arrow Electronics Inc (a)	9,300	300		Manpower Inc	10,600	509

						737

Electronics - Military (1.98%)				Independent Power Producer (0.38%)
L-3 Communications Holdings Inc	22,400	2,211		NRG Energy Inc (a)	11,600	421

Enterprise Software & Services (0.39%)				Instruments - Scientific (0.32%)
CA Inc	18,400	439		Applied Biosystems Inc	9,600	355

Fiduciary Banks (0.75%)				Insurance Brokers (1.87%)
Bank of New York Mellon Corp/The	5,300	188		Aon Corp	20,000	916
Northern Trust Corp	4,590	359		Willis Group Holdings Ltd	37,300	1,166

Wilmington Trust Corp	12,400	292				2,082

		839

				Investment Management & Advisory Services (0.51%)
Finance - Commercial (0.85%)				Ameriprise Financial Inc	13,500	574
CIT Group Inc	111,200	943
				Life & Health Insurance (1.99%)
Finance - Consumer Loans (1.11%)				Lincoln National Corp	14,600	696
SLM Corp (a)	72,600	1,244		Protective Life Corp	6,200	223
				Reinsurance Group of America Inc	8,000	398
Finance - Investment Banker & Broker (0.21%)
TD Ameritrade Holding Corp (a)	11,600	231		Unum Group	37,200	899

						2,216

Finance - Other Services (0.20%)				Machinery - Farm (0.35%)
Nasdaq OMX Group, Inc (a)(b)	8,100	225		AGCO Corp (a)	6,600	395

Food - Dairy Products (0.16%)				Machinery - General Industry (0.42%)
Dean Foods Co (a)	8,400	179		Gardner Denver Inc (a)	6,700	306
				Manitowoc Co Inc/The	6,200	163

Food - Miscellaneous/Diversified (1.45%)						469

Campbell Soup Co	9,000	328
ConAgra Foods Inc	27,500	596		Machinery - Print Trade (0.20%)
HJ Heinz Co	8,900	448		Zebra Technologies Corp (a)	7,400	228
Kellogg Co	4,700	249

				Machinery - Pumps (0.25%)
		1,621

				Flowserve Corp	2,100	280
Food - Retail (0.85%)
Safeway Inc	27,200	727

		Schedule of Investments
		MidCap Value Fund III
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Medical - Biomedical/Gene (0.30%)				Oil Company - Exploration & Production
Invitrogen Corp (a)(b)	7,600	$337		(continued)
				Questar Corp	12,800	$677

Medical - Drugs (0.40%)						3,508

Forest Laboratories Inc (a)	12,500	444		Oil Company - Integrated (1.71%)
				Hess Corp	2,500	254
Medical - Generic Drugs (0.20%)				Murphy Oil Corp	20,800	1,658

Watson Pharmaceuticals Inc (a)	7,800	225
						1,912

Medical - HMO (2.55%)				Oil Field Machinery & Equipment (0.37%)
Cigna Corp	34,630	1,282		National Oilwell Varco Inc (a)	5,254	413
Coventry Health Care Inc (a)	35,800	1,266
Humana Inc (a)	6,900	303		Pharmacy Services (1.81%)

		2,851		Express Scripts Inc (a)	2,500	176

				Omnicare Inc	62,600	1,843

Medical - Wholesale Drug Distribution (0.30%)						2,019

AmerisourceBergen Corp	7,900	331
				Pipelines (3.62%)
Medical Laboratory & Testing Service (1.05%)				El Paso Corp	147,500	2,645
Quest Diagnostics Inc	22,000	1,170		National Fuel Gas Co	12,300	613
				Oneok Inc	13,000	591
Motion Pictures & Services (0.34%)				Spectra Energy Corp	7,000	190

DreamWorks Animation SKG Inc (a)	12,600	374				4,039

Multi-Line Insurance (1.53%)				Property & Casualty Insurance (1.58%)
American Financial Group Inc/OH	16,100	467		Arch Capital Group Ltd (a)	7,700	537
Assurant Inc	7,900	475		Philadelphia Consolidated Holding Co (a)	8,820	515
HCC Insurance Holdings Inc	20,900	473		Progressive Corp/The	34,900	707

XL Capital Ltd	16,600	297				1,759

		1,712		Publishing - Periodicals (0.06%)

Multimedia (0.47%)				Idearc Inc (b)	51,100	67
Liberty Media Corp - Entertainment (a)	7,500	185
McGraw-Hill Cos Inc/The	8,300	337		Reinsurance (2.14%)

		522		Axis Capital Holdings Ltd	48,700	1,543

				Endurance Specialty Holdings Ltd	5,800	178
Networking Products (0.29%)				Everest Re Group Ltd	3,500	286
Juniper Networks Inc (a)	12,400	323		PartnerRe Ltd	3,100	218
				Transatlantic Holdings Inc	2,800	162

Office Automation & Equipment (0.41%)
Pitney Bowes Inc	14,500	459				2,387

				REITS - Apartments (0.98%)
Office Supplies & Forms (1.25%)				AvalonBay Communities Inc	7,700	768
Avery Dennison Corp	31,800	1,400		Essex Property Trust Inc	2,700	327

						1,095

Oil & Gas Drilling (0.30%)
ENSCO International Inc	4,800	332		REITS - Diversified (0.25%)
				Digital Realty Trust Inc	6,400	275
Oil Company - Exploration & Production (3.14%)
Cimarex Energy Co	12,400	646		REITS - Mortgage (1.96%)
Forest Oil Corp (a)	4,600	262		Annaly Capital Management Inc	145,300	2,190
Newfield Exploration Co (a)	8,900	436
				REITS - Office Property (1.55%)
Noble Energy Inc	11,600	857
				Alexandria Real Estate Equities Inc	4,100	423
Pioneer Natural Resources Co	10,600	630
				Boston Properties Inc	10,100	972

		Schedule of Investments
		MidCap Value Fund III
		July 31, 2008 (unaudited)

	Shares	Value				Shares		Value
	Held	(000	's)			Held		(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
REITS - Office Property (continued)				Telecommunication Equipment (0.21%)
Kilroy Realty Corp	7,300	$334		ADC Telecommunications Inc (a)		11,300		$107

		1,729		Harris Corp		2,609		126

REITS - Regional Malls (0.20%)								233

Simon Property Group Inc	2,400	222		Telecommunication Services (0.47%)
				Embarq Corp		11,500		526
REITS - Shopping Centers (0.88%)
Federal Realty Investment Trust (b)	6,800	494		Telephone - Integrated (0.63%)
Regency Centers Corp	8,300	494		CenturyTel Inc		12,800		476

		988		Windstream Corp		19,400		231

REITS - Warehouse & Industrial (1.62%)								707

AMB Property Corp	13,300	651		Television (0.60%)
First Industrial Realty Trust Inc (b)	46,500	1,153		CBS Corp		41,000		671

		1,804

				Theaters (0.21%)
Retail - Apparel & Shoe (1.31%)				Regal Entertainment Group		14,300		238
Gap Inc/The	31,400	506
Hanesbrands Inc (a)(b)	44,600	956		Tobacco (4.21%)

		1,462		Lorillard Inc		26,179		1,757

Retail - Auto Parts (0.92%)				Reynolds American Inc		30,200		1,686
Advance Auto Parts Inc	25,100	1,031		UST Inc		23,800		1,252

								4,695

Retail - Automobile (0.17%)				Tools	- Hand Held (1.85%)
Penske Auto Group Inc	14,300	190		Snap-On Inc		12,600		709
Retail - Computer Equipment (0.19%)				Stanley Works/The		30,400		1,352

GameStop Corp (a)	5,300	215						2,061

				Toys	(0.66%)
Retail - Consumer Electronics (0.19%)				Hasbro Inc		18,900		732
RadioShack Corp (b)	12,600	210
				Transport - Rail (0.12%)
Retail - Discount (2.08%)				CSX Corp		2,000		135
BJ's Wholesale Club Inc (a)	11,200	421
Family Dollar Stores Inc	81,600	1,901		Transport - Services (1.25%)

		2,322		Ryder System Inc		21,200		1,398

Retail - Office Supplies (0.42%)				Transport - Truck (0.25%)
Office Depot Inc (a)	68,200	464		Con-way Inc		5,500		278

Savings & Loans - Thrifts (2.31%)				Vitamins & Nutrition Products (0.17%)
Hudson City Bancorp Inc	33,200	606		Herbalife Ltd		4,300		186

New York Community Bancorp Inc	29,000	482
				TOTAL COMMON STOCKS		$110,217

People's United Financial Inc	87,636	1,488

		2,576				Principal

						Amount		Value
Semiconductor Component - Integrated Circuits (0.18%)						(000	's)	(000	's)

Integrated Device Technology Inc (a)	20,200	202		SHORT TERM INVESTMENTS (0.02%)
Steel - Producers (1.10%)				Commercial Paper (0.02%)
				Investment in Joint Trading Account; HSBC
Reliance Steel & Aluminum Co	8,700	550		Funding
Schnitzer Steel Industries Inc	3,100	280			2.12%, 8/ 1/2008	$11		$11
Steel Dynamics Inc	12,700	402

		1,232

				Schedule of Investments
				MidCap Value Fund III
				July 31, 2008 (unaudited)

		Principal
		Amount		Value
		(000	's)	(000	's)

SHORT TERM INVESTMENTS (continued)
Commercial Paper (continued)
Investment in Joint Trading Account;
Prudential Funding
2.12%, 8/ 1/2008		$11		$11

				22

TOTAL SHORT TERM INVESTMENTS			$22

REPURCHASE AGREEMENTS (7.69%)
Commercial Banks - Non US (2.51%)
BNP Paribas Securities Corporation
Repurchase Agreement; 2.19% dated
07/31/08 maturing 08/01/08 (collateralized
by U.S. Government Agency Issues;
$2,825,000	; 0.00% - 6.75%; dated
08/08/08 - 11/27/37) (c)		$2,821		$2,804

Money Center Banks (5.18%)
Deutsche Bank Repurchase Agreement;
2.18% dated 07/31/08 maturing 08/01/08
(collateralized by U.S. Government
Agency Issues; $5,865,000; 0.00% -
6.625%; dated 08/01/08 - 07/15/16) (c)		5,819		5,784

TOTAL REPURCHASE AGREEMENTS			$8,588

Total Investments			$118,827
Liabilities in Excess of Other Assets, Net - (6.44)%				(7,194)

TOTAL NET ASSETS - 100.00%			$111,633

(a)	Non-Income Producing Security
(b)		Security or a portion of the security was on loan at the end of the period.
(c)		Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation			$8,633
Unrealized Depreciation				(15,635)

Net Unrealized Appreciation (Depreciation)				(7,002)
Cost for federal income tax purposes				125,829
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector				Percent

Financial				33.01%
Consumer, Non-cyclical				18.56%
Industrial				13.16%
Utilities				10.39%
Consumer, Cyclical				9.71%
Energy				9.30%
Technology				4.58%
Basic Materials				4.42%
Communications				3.31%
Liabilities in Excess of Other Assets, Net				(6.44%)

TOTAL NET ASSETS				100.00%

			Schedule of Investments
			Money Market Fund
			July 31, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

COMMERCIAL PAPER (82.05%)					COMMERCIAL PAPER (continued)
Agricultural Operations (0.49%)					Commercial Banks (continued)
Cargill Inc					Toronto - Dominion Holdings
2.60%, 9/22/2008	$13,900		$13,848		2.48%, 9/ 8/2008	$9,800		$9,774
					2.56%, 9/12/2008	3,450		3,440
Asset Backed Securities (2.52%)					2.72%, 9/16/2008	7,800		7,773
CAFCO					2.605%, 10/14/2008	8,530		8,484
2.60%, 8/21/2008	13,800		13,780		Westpac Banking Corp
2.62%, 8/22/2008	8,800		8,787		2.52%, 8/13/2008	9,700		9,692
2.78%, 9/15/2008	10,000		9,965		2.30%, 8/14/2008	11,900		11,890
2.78%, 10/ 9/2008	12,700		12,632		2.59%, 8/14/2008	10,900		10,890
2.75%, 10/20/2008	11,500		11,430		2.64%, 9/12/2008	10,800		10,767
2.75%, 10/28/2008	7,600		7,549		2.72%, 9/18/2008	12,000		11,957
2.77%, 11/ 6/2008	7,500		7,444		2.89%, 11/12/2008	6,870		6,813

			71,587					248,484

Beverages - Non-Alcoholic (0.89%)					Commercial Banks - Non US (2.93%)
Coca-Cola Co					DNB NOR Bank ASA
2.32%, 9/22/2008	12,700		12,658		2.64%, 9/17/2008	6,300		6,278
2.38%, 10/ 7/2008	12,800		12,743		2.77%, 10/28/2008	10,000		9,932

			25,401		2.73%, 10/30/2008	10,800		10,726

Chemicals - Diversified (1.56%)					2.75%, 11/18/2008	11,600		11,504
BASF AG					2.90%, 11/24/2008	10,800		10,700
2.17%, 8/27/2008	10,100		10,084		Swedbank AB
2.28%, 9/17/2008	10,700		10,668		2.81%, 10/ 2/2008	11,800		11,743
2.46%, 10/29/2008	12,800		12,722		2.89%, 10/ 8/2008	10,800		10,741
2.47%, 11/14/2008	11,000		10,921		2.85%, 10/16/2008	11,700		11,630

			44,395					83,254

Commercial Banks (8.75%)					Diversified Financial Services (2.22%)
Calyon North America					General Electric Capital
2.81%, 8/ 4/2008	10,900		10,897		2.45%, 8/11/2008	12,000		11,992
2.56%, 9/ 5/2008	10,000		9,975		2.46%, 8/20/2008	10,000		9,987
2.76%, 11/ 3/2008	12,700		12,609		2.40%, 9/17/2008	11,000		10,965
Nordea North America					2.48%, 9/25/2008	11,900		11,855
2.54%, 8/25/2008	2,740		2,735		2.62%, 11/19/2008	7,370		7,311
2.71%, 9/25/2008	8,380		8,345		2.70%, 12/ 8/2008	11,000		10,894

2.62%, 9/29/2008	5,875		5,850					63,004

2.64%, 9/29/2008	10,000		9,957
					Finance - Auto Loans (2.55%)
Skandinaviska Enskilda Banken
2.71%, 10/ 1/2008	5,000		4,977		Toyota Motor Credit
					2.25%, 8/ 6/2008	8,695		8,692
Societe Generale North America Inc
2.84%, 8/ 1/2008	9,800		9,800		2.60%, 8/22/2008	12,800		12,781
2.85%, 8/ 4/2008	11,000		10,997		2.35%, 9/ 4/2008	12,700		12,672
2.71%, 9/10/2008	11,000		10,967		2.51%, 9/26/2008	8,925		8,890
2.71%, 9/30/2008	10,800		10,751		2.64%, 10/22/2008	9,000		8,946
2.77%, 10/27/2008	10,000		9,933		2.65%, 10/29/2008	10,000		9,934
State Street Corp					2.62%, 11/12/2008	4,520		4,486
2.33%, 8/12/2008	14,000		13,990		2.65%, 11/19/2008	6,030		5,981

Svenska Handelsbanken								72,382

2.54%, 8/11/2008	6,745		6,740		Finance - Consumer Loans (4.21%)
2.55%, 8/20/2008	6,510		6,501		American General Finance
2.55%, 8/25/2008	12,000		11,980		2.69%, 9/ 3/2008	10,800		10,773
					2.61%, 9/ 9/2008	11,700		11,667

			Schedule of Investments
			Money Market Fund
			July 31, 2008 (unaudited)

		Principal				Principal
		Amount	Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

COMMERCIAL PAPER (continued)					COMMERCIAL PAPER (continued)
Finance - Consumer Loans (continued)					Finance - Investment Banker & Broker
American General Finance (continued)					(continued)
2.70%, 9/12/2008	$9,700		$9,669		JP Morgan Chase (continued)
2.76%, 9/15/2008	4,500		4,485		2.75%, 11/20/2008	$10,700		$10,609
2.80%, 9/23/2008	11,500		11,453		2.75%, 11/25/2008	7,500		7,434
HSBC Finance					Morgan Stanley
2.50%, 8/20/2008	10,900		10,886		2.66%, 8/22/2008	12,700		12,680
2.50%, 9/19/2008	11,000		10,963		2.67%, 9/11/2008	10,800		10,767
2.60%, 9/24/2008	11,000		10,957		2.69%, 9/18/2008	10,700		10,662
2.65%, 9/24/2008	9,300		9,263		2.72%, 9/26/2008	9,800		9,759
2.60%, 10/10/2008	10,000		9,949		2.78%, 10/17/2008	11,400		11,332
2.75%, 10/14/2008	2,450		2,436		2.84%, 10/17/2008	12,000		11,927
2.65%, 10/22/2008	4,350		4,324		2.79%, 10/30/2008	5,500		5,462
2.67%, 10/31/2008	13,000		12,912		Morgan Stanley Institutional Liquidity

					2.61%, 12/31/2008	4,150		4,150

			119,737

								301,952

Finance - Credit Card (2.52%)
					Finance - Leasing Company (1.67%)
American Express Credit
2.32%, 8/ 7/2008	12,000		11,995		International Lease Finance
					2.62%, 8/ 5/2008	13,000		12,996
2.45%, 8/15/2008	12,000		11,989
					2.64%, 8/27/2008	4,800		4,791
2.53%, 9/ 8/2008	11,000		10,971
					River Fuel Funding
2.66%, 10/ 6/2008	10,000		9,951		2.65%, 10/31/2008	15,000		14,899
2.66%, 10/21/2008	6,470		6,431		2.65%, 10/31/2008	15,000		14,900

2.73%, 11/ 5/2008	3,950		3,921					47,586

2.73%, 11/17/2008	5,600		5,554
2.77%, 11/17/2008	11,000		10,909		Finance - Mortgage Loan/Banker (1.56%)

			71,721		Federal Home Loan Bank Discount Notes

					2.11%, 8/ 8/2008	11,800		11,795
Finance - Investment Banker & Broker (10.63%)					2.07%, 8/13/2008	10,000		9,993
Citigroup Funding					2.35%, 9/30/2008	10,500		10,459
2.65%, 8/ 7/2008	12,800		12,794		Freddie Mac Discount Notes
2.75%, 8/11/2008	12,000		11,991		2.44%, 10/20/2008	12,000		11,935

2.60%, 8/26/2008	8,030		8,016					44,182

2.59%, 8/29/2008	10,000		9,980
					Finance - Other Services (4.65%)
2.78%, 9/23/2008	10,700		10,656
					Commoloco
2.80%, 10/ 6/2008	9,900		9,849		2.65%, 8/15/2008	13,000		12,987
2.74%, 11/ 6/2008	7,840		7,782		2.57%, 8/19/2008	4,880		4,874
Goldman Sachs Group					CRC Funding
2.45%, 8/ 1/2008	10,800		10,800		2.67%, 8/ 4/2008	12,900		12,897
2.52%, 8/ 5/2008	6,000		5,998		2.66%, 8/28/2008	3,000		2,994
2.38%, 8/26/2008	3,490		3,484		2.75%, 10/14/2008	11,000		10,938
2.32%, 8/28/2008	12,000		11,979		2.76%, 10/23/2008	2,630		2,613
2.35%, 10/ 3/2008	10,500		10,457		2.78%, 11/ 7/2008	5,000		4,962
ING U.S. Funding					Park Avenue Receivables Company
2.61%, 8/ 7/2008	12,000		11,995		2.46%, 8/ 1/2008	6,495		6,495
2.625%, 9/16/2008	11,000		10,963		2.60%, 8/ 1/2008	5,090		5,090
2.69%, 10/16/2008	11,500		11,435		2.72%, 8/15/2008	12,900		12,886
2.69%, 10/23/2008	11,600		11,528		2.58%, 9/ 3/2008	13,600		13,568
JP Morgan Chase					2.63%, 9/ 8/2008	11,800		11,767
2.40%, 8/ 4/2008	7,190		7,189		2.60%, 9/ 9/2008	10,700		10,670
2.53%, 9/ 2/2008	12,800		12,771
					2.72%, 9/18/2008	3,470		3,457
2.64%, 10/20/2008	13,900		13,818
2.75%, 11/18/2008	13,800		13,685

				Schedule of Investments
				Money Market Fund
				July 31, 2008 (unaudited)

		Principal					Principal
		Amount		Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

	COMMERCIAL PAPER (continued)					COMMERCIAL PAPER (continued)
	Finance - Other Services (continued)					Money Center Banks (continued)
	Private Export Funding					UBS Finance Delaware LLC
	2.05%, 10/ 8/2008	$10,800		$10,758		2.66%, 8/12/2008	$10,800		$10,791
	2.15%, 11/ 6/2008	5,065		5,036		2.66%, 8/21/2008	10,900		10,884

				131,992		2.61%, 9/ 2/2008	11,600		11,573

Food	- Miscellaneous/Diversified (1.99%)					2.63%, 9/ 4/2008	11,000		10,973
	Unilever Capital					2.74%, 10/ 2/2008	12,870		12,809

	2.45%, 9/29/2008	10,000		9,960					255,383

	2.47%, 10/ 7/2008	10,000		9,954		Oil Company - Integrated (0.18%)
	2.60%, 10/ 9/2008	13,800		13,731		Total Capital
	2.66%, 10/23/2008	11,000		10,932		2.25%, 9/30/2008	5,020		5,001
	2.68%, 10/27/2008	3,280		3,259
	2.70%, 11/ 5/2008	8,800		8,737		Regional Banks (0.73%)

				56,573		Wells Fargo & Co

						2.30%, 8/12/2008	10,700		10,693
	Life & Health Insurance (1.53%)					2.30%, 8/29/2008	10,000		9,982

	Prudential PLC								20,675

	2.65%, 8/ 6/2008	11,900		11,896
	2.70%, 8/ 6/2008	7,450		7,447		Sovereign Agency (0.91%)
	2.58%, 8/11/2008	9,000		8,993		Fannie Mae Discount Notes
	2.76%, 10/27/2008	11,600		11,523		2.35%, 9/10/2008	12,000		11,969
	2.80%, 10/31/2008	3,700		3,674		2.58%, 11/12/2008	14,000		13,896

				43,533					25,865

	Medical - Drugs (1.00%)					Special Purpose Banks (0.34%)
						Dexia Delaware LLC
	AstraZeneca PLC					2.68%, 9/24/2008	9,800		9,761
	2.74%, 8/ 6/2008	7,550		7,547
	2.50%, 10/ 1/2008	10,000		9,958		Special Purpose Entity (13.63%)
	2.25%, 10/15/2008	11,000		10,948		American Honda Finance Corp

				28,453		2.12%, 8/ 5/2008	12,700		12,697

	Money Center Banks (8.99%)					Barclays U.S. Funding
	Bank of America					2.85%, 8/18/2008	11,800		11,784
	2.61%, 8/ 8/2008	20,900		20,889		2.73%, 10/28/2008	10,000		9,933
	2.72%, 8/13/2008	12,000		11,989		Charta LLC
	2.58%, 8/19/2008	6,610		6,602		2.65%, 8/27/2008	9,700		9,682
	2.79%, 8/19/2008	9,000		8,988		2.63%, 8/28/2008	14,000		13,972
	2.67%, 8/21/2008	12,800		12,781		2.80%, 9/16/2008	13,900		13,850
	2.62%, 9/22/2008	9,700		9,663		2.82%, 9/25/2008	9,700		9,658
	Bank of Scotland PLC					2.80%, 10/10/2008	12,800		12,730
	2.74%, 8/ 5/2008	12,900		12,896		2.75%, 10/17/2008	10,000		9,941
	2.68%, 8/ 7/2008	5,540		5,538		Danske Corp
	2.645%, 8/25/2008	13,000		12,977		2.65%, 10/ 7/2008	10,500		10,448
	2.77%, 9/15/2008	10,800		10,763		2.68%, 10/21/2008	13,800		13,717
	2.785%, 9/17/2008	9,800		9,764		2.73%, 10/24/2008	11,500		11,427
	2.765%, 10/ 7/2008	11,700		11,640		DWS Scudder Money Market Series
						2.55%, 12/31/2008	5,055		5,055
	2.90%, 10/28/2008	6,460		6,414
						Prudential Funding Corp
	BNP Paribas Finance					2.42%, 8/27/2008	10,600		10,582
	2.89%, 8/25/2008	11,800		11,777
						2.30%, 9/19/2008	11,000		10,966
	2.82%, 8/26/2008	9,900		9,881
						2.78%, 10/14/2008	11,700		11,633
	2.81%, 8/28/2008	12,800		12,773
						2.45%, 10/23/2008	4,700		4,674
	2.78%, 11/10/2008	10,700		10,617
						Ranger Funding
	2.81%, 11/10/2008	12,500		12,401		2.55%, 8/13/2008	9,700		9,692

			Schedule of Investments
			Money Market Fund
			July 31, 2008 (unaudited)

	Principal						Principal
	Amount		Value				Amount		Value
	(000	's)	(000	's)			(000	's)	(000	's)

COMMERCIAL PAPER (continued)					CERTIFICATE OF DEPOSIT (1.59%)
Special Purpose Entity (continued)					Commercial Banks (1.59%)
Ranger Funding (continued)					Wachovia Bank
2.63%, 8/18/2008	$11,626		$11,612		2.80%, 10/ 3/2008		$12,000		$12,000
2.63%, 8/19/2008	10,700		10,686		2.88%, 10/24/2008		10,800		10,800
2.58%, 8/20/2008	13,000		12,982		2.91%, 11/ 4/2008		11,800		11,800
2.65%, 8/22/2008	6,927		6,916		2.93%, 11/13/2008		10,500		10,500

2.68%, 9/18/2008	10,800		10,762						45,100

2.75%, 10/ 8/2008	5,748		5,718		TOTAL CERTIFICATE OF DEPOSIT			$45,100

Sheffield Receivables
2.75%, 9/ 5/2008	10,700		10,671		FUNDING AGREEMENTS (2.68%)
2.65%, 9/10/2008	11,700		11,666		Finance - Investment Banker & Broker (0.88%)
2.62%, 9/12/2008	13,000		12,960		ING U.S. Funding
2.77%, 10/ 2/2008	11,700		11,644		2.83%, 9/ 3/2008 (a)		25,000		25,000
2.75%, 10/ 9/2008	10,700		10,644
					Financial Guarantee Insurance (0.53%)
2.75%, 10/16/2008	10,000		9,942
					Metropolitan Life Insurance Co Funding
Yorktown Capital					Agreement
2.58%, 9/ 2/2008	10,000		9,977		3.19%, 10/17/2008		15,000		15,000
2.58%, 9/ 4/2008	11,430		11,402
2.74%, 10/23/2008	12,000		11,924		Life & Health Insurance (1.27%)
2.73%, 10/24/2008	10,700		10,632		New York Life Insurance Funding Agreement
2.75%, 11/ 4/2008	11,000		10,920		2.93%, 11/ 3/2008		36,000		36,000

2.76%, 11/ 7/2008	13,800		13,696		TOTAL FUNDING AGREEMENTS			$76,000

			387,195

Supranational Bank (2.54%)							Shares		Value

Corp Andina de Fomento							Held		(000	's)

2.65%, 8/12/2008	10,000		9,992		COMMON STOCKS (0.59%)
2.67%, 8/14/2008	10,000		9,990		Publicly Traded Investment Fund (0.59%)
2.71%, 9/ 5/2008	12,900		12,866		BlackRock Liquidity Funds TempFund Portfolio
2.71%, 9/11/2008	11,900		11,863		2.53, 12/31/2008		16,775,000		16,775

2.75%, 9/24/2008	8,000		7,967		TOTAL COMMON STOCKS			$16,775

2.92%, 10/16/2008	8,000		7,951				Principal
2.71%, 10/21/2008	11,500		11,430				Amount		Value

			72,059				(000	's)	(000	's)

Telephone - Integrated (3.06%)					BONDS	(7.87%)
AT&T Inc					Asset Backed Securities (0.37%)
2.24%, 8/18/2008	5,600		5,594		Caterpillar Financial Asset Trust
2.32%, 9/15/2008	12,000		11,965		3.01%, 12/26/2008		1,917		1,917
					CNH Equipment Trust
Telstra Corp					2.75%, 12/15/2008		4,436		4,436
2.75%, 8/15/2008	11,900		11,887
					John Deere Owner Trust
2.60%, 8/21/2008	10,700		10,685		2.79%, 2/17/2009		4,048		4,048

2.36%, 8/28/2008	10,800		10,781						10,401

2.65%, 9/ 4/2008	10,000		9,975
2.55%, 9/17/2008	6,010		5,990		Auto	- Car & Light Trucks (0.12%)
2.65%, 10/ 3/2008	12,900		12,840		BMW US Capital LLC
Verizon Communications Inc					2.46%, 8/ 5/2008 (b)(c)		3,300		3,300
2.50%, 8/19/2008	7,080		7,071

					Automobile Sequential (1.35%)
			86,788
					Capital Auto Receivables Asset Trust

TOTAL COMMERCIAL PAPER	$2,330,811				3.39%, 8/15/2008 (c)		2,832		2,832

					Ford Credit Auto Owner Trust
					4.02%, 8/15/2008 (c)		1,505		1,505

			Schedule of Investments
			Money Market Fund
			July 31, 2008 (unaudited)

	Principal						Principal
	Amount		Value				Amount		Value
	(000	's)	(000	's)			(000	's)	(000	's)

BONDS (continued)						BONDS (continued)
Automobile Sequential (continued)						Retail - Discount (0.13%)
Honda Auto Receivables Owner Trust						Target Corp
2.92%, 2/18/2009 (b)	$7,834		$7,834			5.40%, 10/ 1/2008	$3,700		$3,713
Hyundai Auto Receivables Trust
2.85%, 1/15/2009	9,064		9,064			Special Purpose Entity (2.09%)
Nissan Auto Receivables Owner Trust						Advance Packaging Corp
2.79%, 2/17/2009	6,841		6,841			3.00%, 10/ 1/2036	10,825		10,825
Volkswagen Auto Loan Enhanced Trust						BASF Finance Europe NV
2.84%, 1/20/2009	3,141		3,141			2.80%, 10/17/2008 (b)(c)	6,100		6,100
World Omni Auto Receivables Trust						Corporate Finance Managers Inc
3.00%, 8/17/2009	7,200		7,200			2.46%, 2/ 2/2043	14,900		14,900

			38,417			Forward Corp

						3.00%, 12/ 1/2030	3,670		3,670
Commercial Banks (1.27%)						NGSP Inc
Allied Irish Banks PLC						2.50%, 6/ 1/2046	20,000		20,000
2.46%, 8/19/2008 (b)(c)	9,000		9,000			Rockwood Quarry LLC
BES Finance Ltd						3.00%, 12/ 1/2022	4,000		4,000

2.52%, 8/ 4/2008 (b)(c)	9,000		9,000						59,495
Skandinaviska Enskilda Banken AB

2.79%, 9/22/2008 (b)(c)	8,000		8,000			TOTAL BONDS		$223,477

Svenska Handelsbanken AB					TAX	-EXEMPT BONDS (5.18%)
3.00%, 10/ 6/2008 (b)(c)	10,000		10,000

						Alaska (0.13%)
			36,000

						Four Dam Pool Power Agency Dexia
Diversified Financial Services (0.46%)						2.42%, 7/ 1/2026	3,675		3,675
IBM International Group Capital LLC
2.87%, 8/26/2008 (b)(c)	13,100		13,100			Arizona (0.39%)
						Glendale Industrial Development Authority
Diversified Manufacturing Operations (0.21%)						Bank of New York
Danaher Corp						2.50%, 7/ 1/2035	7,495		7,495
6.00%, 10/15/2008	5,830		5,850			Tucson Airport Authority Inc/AZ Bank of
						America NA
Electric Products - Miscellaneous (0.14%)						2.50%, 12/ 1/2018	3,635		3,635

Emerson Electric Co									11,130

5.00%, 10/15/2008	4,000		4,016			California (2.10%)
						Abag Finance Authority for Nonprofit Co
Finance - Consumer Loans (0.29%)						Bank of New York
John Deere Capital Corp						2.50%, 11/ 1/2031	2,000		2,000
2.98%, 9/25/2008 (b)	8,335		8,335			Alameda County Industrial Development
						Comerica Bank
Finance - Investment Banker & Broker (0.79%)						2.60%, 4/ 1/2034	450		450
Goldman Sachs Group LP						California Statewide Communities
2.80%, 10/24/2008 (b)(c)	13,000		13,000			Development FNMA
JPMorgan Chase & Co						2.58%, 8/15/2034	800		800
2.45%, 8/ 4/2008 (b)	2,500		2,500			City of Fairfield CA Landesbank
Lehman Brothers Holdings Inc						Hessen-Thueringen
2.99%, 9/29/2008 (b)	6,860		6,860			2.55%, 6/ 1/2034	2,000		2,000

			22,360			2.55%, 6/ 1/2034	2,700		2,700

					City of Long Beach CA Allied Irish Bank PLC
Medical - Hospitals (0.44%)						2.60%, 11/ 1/2030	2,900		2,900
Portland Clinic LLP/The						City of Richmond CA FNMA
2.71%, 11/20/2027	12,390		12,390			2.57%, 8/15/2037	3,200		3,200
						City of Santa Rosa CA Landesbank
Medical - Outpatient & Home Medical Care (0.21%)						Hessen-Thueringen
Everett Clinic PS						2.50%, 9/ 1/2024	4,740		4,740
2.71%, 5/ 1/2022	6,100		6,100

			Schedule of Investments
			Money Market Fund
			July 31, 2008 (unaudited)

	Principal						Principal
	Amount		Value				Amount		Value
	(000	's)	(000	's)			(000	's)	(000	's)

TAX-EXEMPT BONDS (continued)					TAX-EXEMPT BONDS (continued)
California (continued)					Texas	(0.11%)
Kern Water Bank Authority Wells Fargo Bank					Port of Port Arthur Navigation District Motiva
NA					Enterprises LLC
2.46%, 7/ 1/2028	$2,600		$2,600		2.66%, 5/ 1/2038		$3,200		$3,200
Los Angeles Department of Water & Power
Dexia					Utah	(0.25%)
2.45%, 7/ 1/2025	5,400		5,400		Utah Telecommunication Open Infrastructure
San Jose Redevelopment Agency/CA JP					Agency
Morgan Chase Bank					2.80%, 6/ 1/2040		7,000		7,000
2.56%, 8/ 1/2028	32,950		32,950

			59,740		Washington (0.37%)

					Washington State Housing Finance
Colorado (0.29%)					Commission Bank of America NA
Colorado Housing & Finance Authority/CO					2.58%, 12/ 1/2040		2,020		2,020
Wells Fargo Bank NA					Washington State Housing Finance
2.46%, 4/ 1/2029	825		825		Commission FNMA
County of Kit Carson CO Wells Fargo Bank NA					2.58%, 9/ 1/2028		1,305		1,305
2.60%, 6/ 1/2027	2,100		2,100		2.57%, 9/15/2037		2,730		2,730
County of Montrose CO Wells Fargo Bank NA					2.57%, 12/15/2037		3,855		3,855
2.46%, 6/ 1/2010	400		400
					Washington State Housing Finance
Sheridan Redevelopment Agency Citibank NA					Commission US Bank NA
2.62%, 12/ 1/2029	5,000		5,000		2.65%, 12/ 1/2028		640		640

			8,325						10,550

Georgia (0.08%)					TOTAL TAX-EXEMPT BONDS			$147,180

Savannah College of Art & Design Inc Bank of
America NA					Total Investments			$2,839,343
2.50%, 4/ 1/2024	2,200		2,200		Other Assets in Excess of Liabilities, Net - 0.04%				1,217

					TOTAL NET ASSETS - 100.00%			$2,840,560

Illinois (0.66%)
Memorial Health System/IL JP Morgan Chase
Bank					(a) Security is Illiquid
2.60%, 10/ 1/2024	18,635		18,635
					(b) Variable Rate

Kentucky (0.08%)					(c)	Security exempt from registration under Rule 144A of the Securities Act
						of 1933. These securities may be resold in transactions exempt from
Florence KY Fifth Third Bank						registration, normally to qualified institutional buyers. Unless otherwise
3.40%, 4/15/2035	2,400		2,400			indicated, these securities are not considered illiquid. At the end of the
						period, the value of these securities totaled $75,837 or 2.67% of net
New York (0.19%)					assets.
New York City Housing Development Corp
Landesbank Hessen-Thueringen						Portfolio Summary (unaudited)

2.70%, 6/ 1/2039	5,500		5,500		Sector				Percent

North Carolina (0.26%)					Financial				77.07%
					Consumer, Non-cyclical				5.02%
North Carolina Capital Facilities Finance Bank					Revenue				4.54%
of America NA					Asset Backed Securities				4.24%
2.50%, 9/ 1/2018	7,280		7,280		Communications				3.05%
					Government				2.47%
Oklahoma (0.22%)					Basic Materials				1.56%
University Hospital Bank of America NA					Exchange Traded Funds				0.59%
2.50%, 8/15/2021	6,260		6,260		Insured				0.42%
					Industrial				0.35%
					Consumer, Cyclical				0.25%
Oregon (0.05%)					Tax Allocation				0.22%
Lake Oswego Redevelopment Agency Wells					Energy				0.18%
Fargo Bank NA					Other Assets in Excess of Liabilities, Net				0.04%

2.46%, 6/ 1/2020	1,285		1,285		TOTAL NET ASSETS				100.00%

				Schedule of Investments
				Mortgage Securities Fund
				July 31, 2008 (unaudited)

		Principal					Principal
		Amount		Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

BONDS	(25.12%)					BONDS (continued)
Finance - Mortgage Loan/Banker (0.09%)						Mortgage Backed Securities (continued)
Fannie Mae						Prime Mortgage Trust
6.21%, 8/ 6/2038		$1,250		$1,400		4.75%, 11/25/2019	$15,573		$14,824
						4.75%, 10/25/2020 (a)	15,059		14,207
Mortgage Backed Securities (25.03%)						Residential Funding Mortgage Securities
Banc of America Mortgage Securities Inc						5.50%, 12/25/2033	17,000		15,288
4.75%, 8/25/2033		21,500		21,253		Structured Asset Securities Corp
5.50%, 5/25/2034		11,125		10,672		5.50%, 12/25/2033	16,027		15,758
Chase Mortgage Finance Corp						5.00%, 5/25/2035	14,755		12,532
6.00%, 5/25/2035		21,000		18,838		Wells Fargo Mortgage Backed Securities
Countrywide Alternative Loan Trust						6.00%, 4/25/2037	21,000		18,205

4.00%, 8/25/2033		1,940		1,889					373,449

Countrywide Home Loan Mortgage Pass
Through Certificates						TOTAL BONDS	$374,849

5.00%, 11/25/2018		13,233		12,695
						U.S. GOVERNMENT & GOVERNMENT AGENCY
5.25%, 5/25/2034		21,500		20,543		OBLIGATIONS (73.03%)
5.75%, 12/25/2035		23,429		20,136		Federal Home Loan Mortgage Corporation
CS First Boston Mortgage Securities Corp						(FHLMC) (37.37%)
5.75%, 4/25/2033		8,932		8,293		9.00%, 12/ 1/2008	2		2
6.00%, 12/25/2033		5,213		4,798		6.50%, 2/ 1/2011	15		15
Fannie Mae						6.50%, 3/ 1/2011	73		76
9.00%, 5/25/2020		73		78		6.50%, 3/ 1/2011	13		14
5.00%, 2/25/2027		3,200		205		6.50%, 3/ 1/2011	54		56
3.07%, 4/25/2027 (a)		64		64		6.50%, 3/ 1/2011	119		123
5.50%, 2/25/2032		20,665		20,954		6.50%, 4/ 1/2011	4		4
7.00%, 4/25/2032		6,959		7,300		6.50%, 4/ 1/2011	30		31
5.50%, 12/25/2035 (a)		21,990		21,257		7.50%, 3/ 1/2013	1,084		1,121
Fannie Mae Grantor Trust						9.00%, 9/ 1/2016	5		5
7.30%, 5/25/2010		7,000		7,393		6.50%, 11/ 1/2016	702		728
Fannie Mae Interest Strip						9.00%, 1/ 1/2017	1		1
7.00%, 4/ 1/2024		322		90		6.00%, 4/ 1/2017	1,236		1,262
Freddie Mac						6.00%, 4/ 1/2017	1,449		1,482
6.00%, 6/15/2017		12,122		12,280
						6.00%, 5/ 1/2017	1,574		1,610
3.40%, 2/15/2021 (a)		95		94
						9.00%, 5/ 1/2017	2		2
6.50%, 8/15/2027		468		486
						4.50%, 4/ 1/2018	6,401		6,232
5.00%, 9/15/2027		14,209		1,089
						5.00%, 4/ 1/2018	6,126		6,075
6.50%, 5/15/2030		1,870		1,874
						4.00%, 8/ 1/2018	11,161		10,505
6.00%, 6/15/2030		402		403
						5.50%, 11/ 1/2018	5,876		5,931
6.50%, 6/15/2031		2,741		2,790
						4.50%, 1/ 1/2019	11,676		11,367
5.50%, 10/15/2031		25,000		25,379
						8.50%, 4/ 1/2019	18		19
4.50%, 5/15/2032		3,655		3,629
						4.50%, 7/ 1/2019	13,906		13,494
5.50%, 1/15/2033		9,000		9,072
						5.50%, 7/ 1/2019	6,812		6,865
5.50%, 4/15/2033 (a)		15,000		14,922
						9.00%, 5/ 1/2021	5		5
GMAC Commercial Mortgage Securities Inc
4.50%, 6/25/2033		4,011		4,131		9.00%, 9/ 1/2021	3		4
GSR Mortgage Loan Trust						6.50%, 12/ 1/2021	2,288		2,381
5.00%, 5/25/2033		3,746		3,734		9.00%, 1/ 1/2022	7		7
6.00%, 2/25/2035		10,224		10,050		6.50%, 4/ 1/2022	2,134		2,221
LF Rothschild Mortgage Trust						6.50%, 5/ 1/2022	1,282		1,333
9.95%, 9/ 1/2017		39		40		9.00%, 8/ 1/2022	3		3
MASTR Alternative Loans Trust						6.50%, 5/ 1/2023	208		214
5.39%, 1/25/2020 (a)		17,176		16,204		6.50%, 7/ 1/2023	13		14
						6.50%, 1/ 1/2024	32		33

			Schedule of Investments
			Mortgage Securities Fund
			July 31, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

U.S. GOVERNMENT & GOVERNMENT AGENCY					U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)					OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation					Federal Home Loan Mortgage Corporation
(FHLMC) (continued)					(FHLMC) (continued)
5.50%, 6/ 1/2024	$14,154		$14,053		6.00%, 2/ 1/2035	$7,496		$7,566
7.00%, 7/ 1/2024	17		18		5.00%, 5/ 1/2035	18,227		17,373
6.50%, 7/ 1/2025	4		4		4.50%, 6/ 1/2035	23,424		21,526
6.50%, 7/ 1/2025	3		3		5.00%, 7/ 1/2035	18,975		18,086
6.50%, 9/ 1/2025	7		7		5.00%, 7/ 1/2035	39,867		37,999
6.50%, 9/ 1/2025	3		3		5.50%, 9/ 1/2035	21,803		21,387
6.50%, 9/ 1/2025	2		2		5.00%, 10/ 1/2035	21,055		20,068
6.50%, 10/ 1/2025	24		25		5.50%, 10/ 1/2035	19,933		19,553
6.50%, 10/ 1/2025	14		14		5.00%, 6/ 1/2036	21,019		20,034
6.50%, 4/ 1/2027	5		5		7.00%, 7/ 1/2036	13,887		14,534
7.00%, 1/ 1/2028	1,896		2,013		6.00%, 6/ 1/2038	20,002		20,127
6.50%, 2/ 1/2028	1		1		9.50%, 6/ 1/2016	10		10
6.50%, 3/ 1/2029	379		393		9.50%, 4/ 1/2017	16		18
6.50%, 4/ 1/2029	3,919		4,108		5.73%, 1/ 1/2037 (a)	12,324		12,395
7.00%, 6/ 1/2029	826		871		5.86%, 1/ 1/2037 (a)	20,752		21,101
8.50%, 7/ 1/2029	217		240		6.01%, 3/ 1/2037 (a)	17,614		17,975

8.00%, 12/ 1/2030	112		121					557,777

7.50%, 2/ 1/2031	230		248		Federal National Mortgage Association (FNMA) (29.71%)
7.00%, 3/ 1/2031	193		203		7.00%, 6/ 1/2010	10		10
6.50%, 4/ 1/2031	1,324		1,377		7.00%, 9/ 1/2010	5		6
7.00%, 4/ 1/2031	625		659		7.00%, 9/ 1/2010	7		7
6.00%, 5/ 1/2031	950		962		7.00%, 9/ 1/2010	3		3
7.00%, 6/ 1/2031	157		165		7.00%, 9/ 1/2010	2		2
6.50%, 10/ 1/2031	611		632		7.00%, 9/ 1/2010	11		11
7.00%, 10/ 1/2031	321		338		7.00%, 9/ 1/2010	2		2
6.50%, 1/ 1/2032	3,185		3,301		7.00%, 10/ 1/2010	2		2
7.00%, 4/ 1/2032	1,211		1,276		7.00%, 10/ 1/2010	3		4
6.00%, 9/ 1/2032	1,761		1,782		7.00%, 11/ 1/2010	3		3
5.50%, 11/ 1/2032	5,872		5,781		7.00%, 11/ 1/2010	2		2
5.00%, 2/ 1/2033	7,731		7,391		7.00%, 5/ 1/2011	10		10
5.50%, 4/ 1/2033	11,016		10,843		7.00%, 3/ 1/2012	3		3
5.00%, 6/ 1/2033	8,422		8,061		6.00%, 12/ 1/2016	1,681		1,723
4.50%, 8/ 1/2033	4,283		3,953		5.50%, 1/ 1/2017	3,156		3,210
4.50%, 8/ 1/2033	4,019		3,710		9.00%, 3/ 1/2017	3		3
5.00%, 8/ 1/2033	12,537		11,981		6.00%, 8/ 1/2017	3,031		3,107
5.00%, 8/ 1/2033	13,074		12,509		5.50%, 12/ 1/2017	3,702		3,747
5.50%, 8/ 1/2033	9,248		9,115		5.00%, 4/ 1/2018	4,990		4,955
6.00%, 11/ 1/2033	4,874		4,943		5.50%, 5/ 1/2018	6,989		7,065
6.00%, 11/ 1/2033	4,246		4,306		5.00%, 6/ 1/2018	12,754		12,670
5.50%, 12/ 1/2033	12,174		11,974		6.00%, 8/ 1/2018	1,397		1,429
6.00%, 12/ 1/2033	4,982		5,046		5.00%, 10/ 1/2018	8,678		8,618
5.50%, 1/ 1/2034	13,202		12,965		4.50%, 12/ 1/2018	9,834		9,591
5.50%, 1/ 1/2034	12,057		11,840		9.00%, 1/ 1/2019	1		1
5.00%, 5/ 1/2034	14,492		13,831		5.00%, 2/ 1/2019	2,739		2,721
6.00%, 5/ 1/2034	9,352		9,440		5.00%, 2/ 1/2019	2,937		2,915
6.00%, 5/ 1/2034	8,325		8,374		5.00%, 12/ 1/2019	12,363		12,255
5.50%, 11/ 1/2034	15,159		14,887		8.00%, 5/ 1/2022	39		41
6.00%, 1/ 1/2035	10,969		11,016		6.00%, 10/ 1/2022	2,997		3,052

			Schedule of Investments
			Mortgage Securities Fund
			July 31, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

U.S. GOVERNMENT & GOVERNMENT AGENCY					U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)					OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)					Federal National Mortgage Association (FNMA)
(continued)					(continued)
8.50%, 2/ 1/2023	$ 8		$8		5.50%, 5/ 1/2033	$7,042		$6,940
6.50%, 9/ 1/2024	1,730		1,783		5.50%, 6/ 1/2033	12,637		12,456
8.00%, 9/ 1/2024	-		1		6.00%, 1/ 1/2034	5,636		5,692
7.50%, 12/ 1/2024	378		407		5.50%, 2/ 1/2034	5,760		5,678
8.00%, 12/ 1/2024	3		4		5.50%, 2/ 1/2034	21,436		21,002
8.00%, 1/ 1/2025	1		1		6.00%, 2/ 1/2034	1,099		1,108
8.00%, 1/ 1/2025	2		2		5.00%, 3/ 1/2034	7,205		6,881
8.50%, 9/ 1/2025	5		5		5.50%, 3/ 1/2034	5,612		5,525
7.00%, 3/ 1/2027	30		31		6.00%, 3/ 1/2034	2,761		2,784
5.34%, 3/ 1/2028 (a)	21		21		5.50%, 4/ 1/2034	4,211		4,139
6.50%, 8/ 1/2028	216		225		5.00%, 6/ 1/2034	12,602		12,035
7.00%, 8/ 1/2028	297		317		5.50%, 7/ 1/2034	5,445		5,321
6.50%, 9/ 1/2028	65		68		6.50%, 7/ 1/2034	2,094		2,164
6.50%, 11/ 1/2028	39		40		6.50%, 7/ 1/2034	4,046		4,198
6.50%, 11/ 1/2028	196		203		5.50%, 9/ 1/2034	16,933		16,587
6.50%, 12/ 1/2028	167		173		6.00%, 9/ 1/2034	11,269		11,364
7.00%, 12/ 1/2028	268		286		6.00%, 9/ 1/2034	8,746		8,775
6.50%, 1/ 1/2029	81		84		5.50%, 1/ 1/2035	10,958		10,771
6.50%, 2/ 1/2029	119		123		5.50%, 2/ 1/2035	13,125		12,887
6.00%, 3/ 1/2029	465		471		5.50%, 3/ 1/2035	14,967		14,712
6.50%, 3/ 1/2029	305		316		5.00%, 6/ 1/2035	17,204		16,408
6.50%, 4/ 1/2029	562		583		5.50%, 8/ 1/2035	19,316		18,966
7.00%, 4/ 1/2029	105		111		5.50%, 10/ 1/2035	15,658		15,374
7.00%, 7/ 1/2029	275		293		6.00%, 10/ 1/2035	16,841		16,962
7.50%, 7/ 1/2029	264		285		6.50%, 2/ 1/2036	12,422		12,772
7.50%, 2/ 1/2030	172		185		6.50%, 5/ 1/2036	15,284		15,715
9.00%, 9/ 1/2030	80		89		6.00%, 10/ 1/2036 (a)	15,951		16,159
6.50%, 6/ 1/2031	1,334		1,371		6.00%, 4/ 1/2037	19,567		19,679
6.50%, 6/ 1/2031	388		401		6.00%, 5/ 1/2038	20,868		20,985

6.50%, 6/ 1/2031	167		173					443,405

6.00%, 8/ 1/2031	2,234		2,261		Government National Mortgage Association
7.00%, 11/ 1/2031	1,567		1,652		(GNMA) (4.01%)
6.00%, 1/ 1/2032	1,487		1,508		13.50%, 9/15/2014	1		2
6.50%, 1/ 1/2032	506		523		13.50%, 12/15/2014	4		5
6.50%, 3/ 1/2032	1,563		1,616		9.50%, 4/15/2016	6		6
6.50%, 3/ 1/2032	742		768		9.50%, 9/15/2016	5		5
6.50%, 4/ 1/2032	2,213		2,288		9.50%, 11/15/2016	28		31
7.00%, 7/ 1/2032	466		491		9.50%, 7/15/2017	63		70
6.50%, 8/ 1/2032	1,098		1,136		9.50%, 7/15/2017	23		25
6.50%, 11/ 1/2032	899		933		9.50%, 10/15/2017	16		17
6.50%, 11/ 1/2032	1,459		1,511		9.50%, 11/15/2017	25		28
6.50%, 11/ 1/2032	415		431		9.50%, 9/15/2020	21		24
6.50%, 12/ 1/2032	2,302		2,381		9.50%, 8/15/2021	239		266
5.50%, 2/ 1/2033	9,013		8,901		9.00%, 11/15/2021	267		291
6.50%, 2/ 1/2033	931		962		8.00%, 4/15/2022	106		116
6.00%, 4/ 1/2033	1,095		1,110		6.50%, 3/15/2024	278		289
5.50%, 5/ 1/2033	708		698		7.50%, 3/15/2024	69		74
5.50%, 5/ 1/2033	5,040		4,968		7.00%, 10/15/2027	18		19

			Schedule of Investments
			Mortgage Securities Fund
			July 31, 2008 (unaudited)

		Principal				Principal
		Amount	Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

U.S. GOVERNMENT & GOVERNMENT AGENCY					U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)					OBLIGATIONS (continued)
Government National Mortgage Association					U.S. Treasury (continued)
(GNMA) (continued)					4.50%, 2/15/2036	$8,000		$7,846

7.00%, 10/15/2027	$61		$65					28,922
7.00%, 10/15/2027	5		5

7.00%, 10/15/2027	4		4		TOTAL U.S. GOVERNMENT & GOVERNMENT
7.00%, 11/15/2027	6		6		AGENCY OBLIGATIONS	$1,089,944

7.00%, 12/15/2027	4		4		REPURCHASE AGREEMENTS (2.88%)
7.00%, 12/15/2027	4		5		Money Center Banks (2.88%)
7.00%, 2/15/2028	3		3		Deutsche Bank Repurchase Agreement;
					2.18% dated 07/31/08 maturing 08/01/08
7.00%, 2/15/2028	1		1		(collateralized by U.S. Government
7.00%, 5/15/2028	1		1		Agency Issues; $22,127,000; 0.00% -
7.00%, 5/15/2028	1		1		6.625%; dated 08/01/08 - 07/15/16) (c)	$21,953		$21,821
7.00%, 6/15/2028	191		205		Investment in Joint Trading Account; Bank
7.00%, 12/15/2028	198		212		of America Repurchase Agreement; 2.12%
					dated 07/31/2008 maturing 08/01/2008
7.00%, 1/15/2029	133		142		(collateralized by Sovereign Agency
7.00%, 3/15/2029	134		143		Issues; $10,912,000; 2.20%; dated
7.00%, 4/15/2029	116		124		01/23/09)	10,595		10,594
7.00%, 4/15/2029	241		258		Investment in Joint Trading Account;
7.50%, 8/15/2029	281		301		Deutsche Bank Repurchase Agreement;
					2.16% dated 07/31/2008 maturing
7.50%, 9/15/2029	129		139		08/01/2008 (collateralized by Sovereign
7.50%, 9/15/2029	272		292		Agency Issues; $10,912,000; 2.75% -
7.50%, 10/15/2029	194		208		4.52%; dated 09/14/10 - 04/15/14)	10,595		10,594

7.50%, 11/15/2029	162		174					43,009

7.50%, 11/15/2029	187		201		TOTAL REPURCHASE AGREEMENTS	$43,009

7.75%, 12/15/2029	54		59		Total Investments	$1,507,802
6.50%, 7/15/2032	941		975		Liabilities in Excess of Other Assets, Net - (1.03)%			(15,435)

6.00%, 8/15/2034	12,238		12,413
9.50%, 9/20/2018	108		119		TOTAL NET ASSETS - 100.00%	$1,492,367

9.50%, 12/20/2020	28		31
9.50%, 1/20/2021	5		6		(a) Variable Rate
9.50%, 2/20/2021	3		4		(b)			Security or a portion of the security was on loan at the end of the period.
9.50%, 3/20/2021	8		9		(c)			Security was purchased with the cash proceeds from securities loans.
6.80%, 4/20/2025	94		100
6.00%, 4/20/2026	315		320		Unrealized Appreciation (Depreciation)
6.00%, 2/20/2029	472		479		The net federal income tax unrealized appreciation (depreciation) and federal tax cost
6.50%, 3/20/2031	413		427		of investments held by the fund as of the period end were as follows:
6.50%, 4/20/2031	308		318
7.00%, 6/20/2031	216		230		Unrealized Appreciation	$6,334
6.00%, 5/20/2032 (a)	1,853		1,877		Unrealized Depreciation			(40,974)

5.50%, 7/20/2033	9,100		9,018		Net Unrealized Appreciation (Depreciation)			(34,640)
6.00%, 7/20/2033	6,003		6,093		Cost for federal income tax purposes			1,542,442
					All dollar amounts are shown in thousands (000's)
5.50%, 2/20/2034	9,787		9,695
5.50%, 3/20/2034	9,270		9,183		Portfolio Summary (unaudited)

6.50%, 4/20/2034	2,548		2,628		Sector			Percent

6.50%, 5/20/2034	2,030		2,094

					Mortgage Securities			96.12%
			59,840		Financial			2.88%

U.S. Treasury (1.94%)					Government			2.03%
					Liabilities in Excess of Other Assets, Net			(1.03%)

4.63%, 2/15/2017 (b)	20,000		21,076
					TOTAL NET ASSETS			100.00%

		Schedule of Investments
		Preferred Securities Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (0.80%)				PREFERRED STOCKS (continued)
Publicly Traded Investment Fund (0.80%)				Commercial Banks (continued)
BlackRock Preferred and Corporate Income				Zions Capital Trust B	3,000	$67

Strategies	25,500	$350				101,318

BlackRock Preferred Income Strategies Fund 242,500		3,324
Blackrock Preferred Opportunity Trust (a) 121,600		1,879		Diversified Financial Services (1.75%)
Flaherty & Crumrine/Claymore Preferred 335,900		4,350		Citigroup Capital IX	78,300	1,387
Flaherty & Crumrine/Claymore Total Return 109,800		1,454		Citigroup Capital VII	62,100	1,294

		11,357		Citigroup Capital VIII	206,530	4,110
				Citigroup Capital X	111,300	1,961

TOTAL COMMON STOCKS	$11,357			Citigroup Capital XI	111,600	1,960

PREFERRED STOCKS (69.71%)				Citigroup Capital XIV	5,500	106
Cable TV (1.17%)				Citigroup Capital XV	22,400	414
Comcast Corp 6.63%	256,254	5,407		Citigroup Capital XVI	66,300	1,240
Comcast Corp 7.00%; Series B	220,500	5,142		Citigroup Capital XX	236,200	5,574
Comcast Corp 7.00%	265,545	6,076		General Electric Capital Corp 5.88%	48,648	1,167

		16,625		General Electric Capital Corp 6.00%	114,200	2,810

				General Electric Capital Corp 6.05%	99,000	2,446
Cellular Telecommunications (0.05%)				Harris Preferred Capital Corp	21,300	408

US Cellular Corp	31,900	769
						24,877

Commercial Banks (7.11%)				Electric - Integrated (4.48%)
ASBC Capital I	97,601	2,316		Alabama Power Co - Series 2007B	215,722	5,212
BancorpSouth Capital Trust I (a)	51,000	1,229		Alabama Power Co - Series II	361,917	8,740
Banesto Holdings (b)	11,700	357		Dte Energy Trust I	18,300	456
Barclays Bank PLC 6.63%	73,500	1,472		Entergy Louisiana LLC	55,900	1,406
Barclays Bank PLC 7.10%	920,800	20,027		Entergy Mississippi Inc 6.00%	4,100	101
Barclays Bank PLC 7.75%	74,300	1,742		Entergy Mississippi Inc 7.25%	63,100	1,593
Barclays Bank PLC 8.13%	721,500	17,244		FPL Group Capital Inc 6.60%	86,500	2,161
Citizens Funding Trust I	126,978	1,536		FPL Group Capital Inc 7.45%	5,000	130
CoBank ACB (b)(c)	202,000	10,039		FPL Group Capital Trust	1,900	45
HSBC Holdings PLC 6.20%	291,800	6,011		Georgia Power Capital Trust VII	107,200	2,551
HSBC Holdings PLC 8.13%	85,200	2,187		Georgia Power Co 5.70%	8,500	205
M&T Capital Trust IV	311,600	7,603		Georgia Power Co 5.75%	10,900	262
National Bank of Greece SA (c)	297,900	7,564		Georgia Power Co 5.90%	61,730	1,529
Regions Financing Trust II	21,000	459		Georgia Power Co 6.00%	6,100	151
Royal Bank of Scotland Group PLC 5.75%;				Gulf Power Co	8,000	188
Series L	182,673	2,928		Mississippi Power Co (a)	19,600	444
Royal Bank of Scotland Group PLC 6.13%;				PPL Capital Funding Inc	434,800	10,631
Series R	71,100	1,185
Royal Bank of Scotland Group PLC 6.25%;				PPL Energy Supply LLC	165,100	4,169
Series P	48,100	813		Xcel Energy Inc 7.60%	950,489	23,857

Royal Bank of Scotland Group PLC 6.35%;						63,831

Series N (a)	245,532	4,186		Fiduciary Banks (0.14%)
Royal Bank of Scotland Group PLC 6.40%;				BNY Capital V	99,575	2,066
Series M	95,000	1,663
Royal Bank of Scotland Group PLC 6.60%;				Finance - Consumer Loans (0.45%)
Series S	221,600	3,936
Royal Bank of Scotland Group PLC 6.75%;				HSBC Finance Corp 6.88%	288,955	6,345
Series Q (a)	212,139	3,840
Royal Bank of Scotland Group PLC 7.25%;				Finance - Credit Card (0.14%)
Series T	139,800	2,796		Capital One Capital II	110,300	2,007
Royal Bank of Scotland Group PLC 7.65%;
Series F	5,400	118		Finance - Investment Banker & Broker (4.12%)
				Citigroup Inc 8.13%	812,000	16,687

		Schedule of Investments
		Preferred Securities Fund
		July 31, 2008 (unaudited)

	Shares	Value				Shares	Value
	Held	(000	's)			Held	(000	's)

PREFERRED STOCKS (continued)					PREFERRED STOCKS (continued)
Finance - Investment Banker & Broker					Financial Guarantee Insurance (continued)
(continued)					Financial Security Assurance Holdings Ltd
Credit Suisse Guernsey Ltd	401,300	$9,896			6.875%	14,800	$138

JP Morgan Chase Capital XI	44,300	948					4,387

JP Morgan Chase Capital XIV	22,100	495
					Insurance Brokers (0.12%)
Lehman Brothers Holdings Capital Trust
6.24%	39,857	569			ABN AMRO North America Capital Funding	2,500	1,691
					(b)
Lehman Brothers Holdings Capital Trust III	133,228	1,897
Lehman Brothers Holdings Capital Trust					Investment Companies (0.21%)
Series L	124,900	1,767			Allied Capital Corp	209,308	2,935
Lehman Brothers Holdings Inc	28,800	391
Merrill Lynch & Co Inc	324,800	6,675		Investment Management & Advisory Services (2.76%)
Merrill Lynch Capital Trust III 7.375%	8,700	182			Deutsche Bank Contingent Capital Trust II	1,169,700	24,108
Merrill Lynch Preferred Capital Trust I	83,200	1,552			Deutsche Bank Contingent Capital Trust III	648,250	15,201

Merrill Lynch Preferred Capital Trust V	134,294	2,542					39,309

Morgan Stanley Capital Trust III	53,800	1,019
					Life & Health Insurance (3.80%)
Morgan Stanley Capital Trust IV	163,171	3,112
					Delphi Financial Group Inc 7.38%	481,700	8,651
Morgan Stanley Capital Trust V	168,950	3,031
					Delphi Financial Group Inc 8.00%	52,900	1,133
Morgan Stanley Capital Trust VI	283,630	5,619
					Lincoln National Capital VI (a)	123,937	2,838
Morgan Stanley Capital Trust VII	115,500	2,279
					Lincoln National Corp 6.75%	600	13
Morgan Stanley Capital Trust VIII	4,000	78

					PLC Capital Trust III	11,400	245
		58,739

					PLC Capital Trust IV	41,400	834
Finance - Mortgage Loan/Banker (2.42%)					PLC Capital Trust V	264,500	4,743
Countrywide Capital V	343,197	5,525			Protective Life Corp	561,700	12,122
Countrywide Financial Corp	167,422	2,679			Prudential Financial Inc (c)	681,700	17,118
Fannie Mae - Series Q	149,600	2,181			Prudential PLC 6.50%	131,782	2,629
Fannie Mae - Series S	529,523	8,891			Prudential PLC 6.75%	158,492	3,328
Freddie Mac 5.57%; Series V	527,200	6,458			Torchmark Capital Trust III	21,200	480

Freddie Mac 5.66%; Series W	214,200	2,677					54,134

Freddie Mac 5.79%; Series K	100,000	2,375
Freddie Mac 5.81%; Series O	5,000	121			Money Center Banks (2.38%)
					Fleet Capital Trust IX (a)	28,700	531
Freddie Mac 6.55%; Series Y	97,100	1,480
					Santander Finance Preferred SA Unipersonal
Freddie Mac 8.38%; Series Z	127,000	2,153			4.00%	157,000	2,316

		34,540			Santander Finance Preferred SA Unipersonal

Finance - Other Services (0.54%)					6.41%	32,394	630
ABN AMRO Capital Funding Trust V	151,900	2,537			Santander Finance Preferred SA Unipersonal
					6.50%	1,065,993	20,414
ABN AMRO Capital Funding Trust VII	244,600	4,244
					Santander Finance Preferred SA Unipersonal
National Rural Utilities Cooperative Finance					6.80%	495,704	10,068

Corp 5.95% (a)	11,200	254					33,959

National Rural Utilities Cooperative Finance
Corp 6.10%	15,200	325		Multi	-Line Insurance (5.78%)
National Rural Utilities Cooperative Finance					Aegon NV 4.00%	67,500	1,046
Corp 6.75%	14,500	342			Aegon NV 6.375%	460,565	7,843

		7,702			Aegon NV 6.50%	38,800	662

Financial Guarantee Insurance (0.31%)					Aegon NV 6.875%	41,400	747
AMBAC Financial Group Inc 5.88%	55,500	472			Aegon NV 7.25%	113,900	2,223
AMBAC Financial Group Inc 5.95%	63,100	536			Allianz SE (c)	338,650	8,470
Financial Security Assurance Holdings Ltd					American International Group Inc 6.45%	103,300	2,020
5.60%	67,500	494			American International Group Inc 7.70%	793,300	18,309
Financial Security Assurance Holdings Ltd					ING Groep NV 6.13%	151,300	2,764
6.25%	342,525	2,747			ING Groep NV 6.38%	473,800	8,936

		Schedule of Investments
		Preferred Securities Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

PREFERRED STOCKS (continued)				PREFERRED STOCKS (continued)
Multi-Line Insurance (continued)				Regional Banks (continued)
ING Groep NV 7.05%	213,138	$4,448		Wells Fargo Capital VIII	14,100	$298
ING Groep NV 7.20%	54,700	1,171		Wells Fargo Capital XI	16,400	379
ING Groep NV 7.38%	617,200	13,233		Wells Fargo Capital XII	220,300	5,587

ING Groep NV 8.50%	414,900	10,373				144,865

MetLife Inc 6.50%	10,000	206		Reinsurance (1.57%)

		82,451		Everest Re Capital Trust	287,419	5,234

Multimedia (0.45%)				PartnerRe Ltd 6.50%	168,366	3,367
Viacom Inc	294,900	6,399		PartnerRe Ltd 6.75%	128,300	2,610
				RenaissanceRe Holdings Ltd - Series B	51,700	1,066
Oil Company - Exploration & Production (0.30%)				RenaissanceRe Holdings Ltd - Series C	165,135	2,857
Nexen Inc	184,060	4,325		RenaissanceRe Holdings Ltd - Series D	379,600	7,212

						22,346

Property & Casualty Insurance (1.65%)
Arch Capital Group Ltd 7.88%	48,500	1,104		REITS - Apartments (0.77%)
Arch Capital Group Ltd 8.00%	215,000	4,945		AvalonBay Communities Inc	17,200	431
Berkley W R Capital Trust	648,425	13,487		BRE Properties Inc - Series C	201,177	3,905
Markel Corp	165,700	4,018		BRE Properties Inc - Series D	12,876	253

		23,554		UDR Inc	325,500	6,340

						10,929

Regional Banks (10.16%)
BAC Capital Trust I	27,100	602		REITS - Diversified (4.07%)
BAC Capital Trust II	92,500	2,077		Duke Realty Corp 6.50%	257,200	4,751
BAC Capital Trust III	1,200	27		Duke Realty Corp 6.60%	47,600	873
BAC Capital Trust IV	10,600	200		Duke Realty Corp 6.95%	369,911	7,184
BAC Capital Trust V	46,600	899		Duke Realty Corp 7.25%	139,132	2,852
BAC Capital Trust VIII	126,100	2,498		Duke Realty Corp 8.38%	742,429	17,447
BAC Capital Trust X	255,100	5,186		PS Business Parks Inc 6.70%; Series P	521,600	9,577
BAC Capital Trust XII	210,500	4,608		PS Business Parks Inc 7.20%; Series M	15,700	311
Bank One Capital VI	47,500	1,103		PS Business Parks Inc - Series H	162,200	3,114
Fifth Third Capital Trust VI	313,100	5,260		PS Business Parks Inc - Series I	159,400	3,035
Fleet Capital Trust VIII	19,500	423		PS Business Parks Inc - Series K	92,100	2,114
KeyCorp Capital IX	71,000	1,037		PS Business Parks Inc - Series L	2,400	49
KeyCorp Capital V	18,300	250		PS Business Parks Inc - Series O	36,900	734
Keycorp Capital VI	3,600	51		Vornado Realty Trust - Series F	233,848	4,700
KeyCorp Capital VIII	267,700	4,147		Vornado Realty Trust - Series H	21,300	431
National City Capital Trust II	461,903	5,774		Vornado Realty Trust - Series I (a)	41,600	834

PNC Capital Trust C	725,900	17,625				58,006

PNC Capital Trust D	533,200	11,432		REITS - Mortgage (0.09%)
SunTrust Capital IX	541,000	12,714		PFGI Capital Corp	48,300	1,238
Union Planter Preferred Funding Corp (b)	10	513
USB Capital VI	694,300	14,323		REITS - Office Property (1.04%)
USB Capital VII	91,200	1,933		HRPT Properties Trust - Series B	52,051	1,218
USB Capital XI	142,792	3,184		HRPT Properties Trust - Series C (a)	726,400	13,635

Wachovia Capital Trust IV	28,952	520				14,853

Wachovia Capital Trust IX	525,200	9,191		REITS - Shopping Centers (3.97%)
Wachovia Corp 7.25%	382,100	7,107		Developers Diversified Realty Corp 7.38%	21,100	422
Wachovia Corp 8.00%	687,300	13,182		Developers Diversified Realty Corp 7.50%	75,112	1,532
Wells Fargo Capital IV	79,621	1,949		Developers Diversified Realty Corp 8.00%	134,100	2,950
Wells Fargo Capital IX	179,843	3,802		Kimco Realty Corp	782,900	18,156
Wells Fargo Capital VII	323,639	6,984		Regency Centers Corp 6.70%	274,600	5,520

		Schedule of Investments
		Preferred Securities Fund
		July 31, 2008 (unaudited)

	Shares	Value				Shares		Value
	Held	(000	's)			Held		(000	's)

PREFERRED STOCKS (continued)				PREFERRED STOCKS (continued)
REITS - Shopping Centers (continued)				Special Purpose Entity (continued)
Regency Centers Corp 7.25%	238,800	$4,931		CORTS Trust for First Union Institutional
Regency Centers Corp 7.45%	223,000	4,919		Capital I		41,000		$859
Weingarten Realty Investors 6.50%	701,500	13,749		CORTS Trust for General Electric Capital		10,800		255
Weingarten Realty Investors 6.95% (a)	200,800	4,378		CORTS Trust for Goldman Sachs Capital I		28,700		567

		56,557		CORTS Trust for SunAmerica		15,900		292

				CORTS Trust II for Goldman Sachs Capital I		12,700		257
REITS - Single Tenant (0.76%)				CORTS Trust III for Verizon Global Fund		1,300		31
Realty Income Corp - Series D	495,093	10,516		CORTS Trust VI for IBM Debentures		2,800		70
Realty Income Corp - Series E	13,300	312		CORTS	-IBM	2,000		48

		10,828		Deutsche Bank Capital Funding Trust IX (a)		33,700		716

REITS - Storage (2.50%)				JPMorgan Chase Capital XXVI (c)		160,800		4,184
Public Storage Inc 6.18%; Series D	22,200	421		Merrill Lynch Capital Trust I		271,900		4,965
Public Storage Inc 6.25%; Series Z	14,700	276		Merrill Lynch Capital Trust II		35,700		648
Public Storage Inc 6.45%; Series F	382,000	7,327		National City Capital Trust IV		71,639		1,088
Public Storage Inc 6.45%; Series X	81,200	1,548		PreferredPlus TR-CCR1 5.75%; Series GSG2		12,800		242
Public Storage Inc 6.50%; Series W	21,800	418		PreferredPlus TR-CCR1 6.00%; Series GSC3		38,000		688
Public Storage Inc 6.60%; Series C	90,100	1,762		PreferredPlus TR-CCR1 6.00%; Series GSC4		29,200		541
Public Storage Inc 6.63%; Series M	290,200	5,778		PreferredPlus TR-CCR1 6.00%; Series GSG1		11,900		232
Public Storage Inc 6.75%; Series E	22,028	447		SATURNS 2002-11 6.00%; Series AIG		10,200		177
Public Storage Inc 6.75%; Series L	89,100	1,786		SATURNS 2003-06 6.00%; Series GS		3,300		66
Public Storage Inc 6.85%; Series Y	98,900	2,346		SATURNS 2003-11 5.63%; Series GS		12,400		229
Public Storage Inc 6.95%; Series H	32,500	675		SATURNS 2003-13 6.25%; Series CSFB		12,300		243
Public Storage Inc 7.00%; Series G	45,500	965		SATURNS 2004-04 6.00%; Series GS		182,300		3,531
Public Storage Inc 7.00%; Series N	53,100	1,147		SATURNS 2004-06 6.00%; Series GS		177,900		3,515
Public Storage Inc 7.25%; Series I	106,100	2,334		SATURNS 2004-2 5.75%; Series GS		26,300		506
Public Storage Inc 7.25%; Series K	355,933	7,827		Structured Repackaged Asset-Backed Trust		6,000		52
Public Storage Inc 7.63%; Series T	24,100	566		Trust Certificates Series 2001-2		19,410		471

		35,623						31,126

REITS - Warehouse & Industrial (0.93%)				Telecommunication Services (0.70%)
AMB Property Corp - Series L	142,200	2,742		Centaur Funding Corp (b)		10,000		9,944
AMB Property Corp - Series M	52,800	1,035
AMB Property Corp - Series P	196,400	3,883		Telephone - Integrated (0.01%)
First Industrial Realty Trust Inc - Series J	174,600	3,365		AT&T Inc		6,500		162
First Industrial Realty Trust Inc - Series K	12,100	236
Prologis - Series G (a)	93,600	1,955		Television (0.83%)

		13,216		CBS Corp 6.75%		445,400		8,997

				CBS Corp 7.25%		127,400		2,791

Special Purpose Entity (2.18%)								11,788

Citigroup Capital XVII	104,600	1,938
Corporate-Backed Trust Certificates 6.00%;				TOTAL PREFERRED STOCKS		$993,444

Series GS	137,800	2,536				Principal
Corporate-Backed Trust Certificates 6.00%	5,900	110				Amount		Value
Corporate-Backed Trust Certificates 6.30%	3,300	67				(000	's)	(000	's)

Corporate-Backed Trust Certificates - Series				BONDS	(25.40%)
BMY	14,100	283		Commercial Banks (5.61%)
Corporate-Backed Trust Certificates - Series				Banponce Trust I
VZ	22,700	556			8.33%, 2/ 1/2027	$1,000		947
CORTS Trust for AIG	14,100	238		Barclays Bank PLC
CORTS Trust for Bellsouth				8.55%, 9/29/2049 (b)(e)		3,900		3,802
Telecommunication (d)	29,600	614
CORTS Trust for Bristol Meyers Squibb	13,500	311

			Schedule of Investments
			Preferred Securities Fund
			July 31, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Commercial Banks (continued)					Finance - Consumer Loans (0.32%)
BNP Paribas					HSBC Finance Capital Trust IX
7.20%, 6/29/2049 (b)	$2,000		$1,719		5.91%, 11/30/2035	$6,000		$4,596
BOI Capital Funding No. 3
6.11%, 2/ 4/2016 (b)(e)	5,000		3,514		Finance - Credit Card (0.16%)
Caisse Nationale des Caisses					Capital One Capital III
6.75%, 1/27/2049	1,500		1,262		7.69%, 8/15/2036	3,000		2,272
CBA Capital Trust I
5.81%, 12/31/2049 (b)	10,500		9,491		Finance - Investment Banker & Broker (1.63%)
CBG Florida REIT Corp					Citigroup Inc
7.11%, 5/29/2049 (b)(e)	4,000		1,142		8.40%, 4/29/2049	5,000		4,281
Centura Capital Trust I					JP Morgan Chase Capital XXV
8.85%, 6/ 1/2027 (b)	3,000		3,038		6.80%, 10/ 1/2037	3,050		2,577
Credit Agricole SA/London					JPMorgan Chase & Co
6.64%, 5/31/2049 (b)(e)	11,500		9,079		7.90%, 4/29/2049 (e)	16,800		15,540
First Empire Capital Trust I					Schwab Capital Trust I
8.23%, 2/ 1/2027	2,000		1,845		7.50%, 11/15/2037 (e)	1,000		886

First Empire Capital Trust II								23,284

8.28%, 6/ 1/2027	2,000		1,679		Financial Guarantee Insurance (0.03%)
First Hawaiian Capital I					AMBAC Financial Group Inc
8.34%, 7/ 1/2027	5,000		5,114		6.15%, 2/15/2037	2,000		456
First Midwest Capital Trust I
6.95%, 12/ 1/2033	1,000		782		Investment Management & Advisory Services (0.04%)
HBOS PLC					Kleinwort Benson Group PLC
6.41%, 10/ 1/2035 (b)(e)	4,700		2,982		3.25%, 6/29/2049 (e)	1,000		602
North Fork Capital Trust II
8.00%, 12/15/2027	3,450		3,016		Life & Health Insurance (0.88%)
Northgroup Preferred Capital Corp					Great West Life & Annuity Insurance Capital I
6.38%, 12/29/2049 (b)(e)	10,000		6,916		6.63%, 11/15/2034 (b)	4,000		3,014
Popular North America Capital Trust I					Great West Life & Annuity Insurance Co
6.56%, 9/15/2034	1,000		647		7.15%, 5/16/2046 (b)(e)	4,750		3,922
Regions Financing Trust II					Nationwide Financial Services
6.63%, 5/15/2047	3,000		1,655		6.75%, 5/15/2037	1,000		723
Royal Bank of Scotland Group PLC					Prudential Financial Inc
7.64%, 3/31/2049 (e)(f)	6,000		5,012		8.88%, 6/15/2038 (e)	5,000		4,823

7.65%, 8/29/2049 (e)	1,200		1,078					12,482

Shinsei Finance II
7.16%, 7/29/2049 (b)(e)	6,200		3,947		Money Center Banks (3.18%)
Standard Chartered PLC					ABN Amro North American Holding Capital
7.01%, 12/29/2049 (b)	9,500		7,982		6.52%, 12/29/2049 (b)(e)	9,600		9,306
Swedbank AB					BankAmerica Institutional
9.00%, 12/29/2049 (b)(e)	2,000		2,029		8.07%, 12/31/2026 (b)	500		488
Westpac Capital Trust III					BBVA International Preferred SA Unipers
5.82%, 9/30/2013 (b)	1,300		1,205		5.92%, 12/29/2049 (e)	7,600		5,795

			79,883		BNP Paribas Capital Trust

					9.00%, 12/29/2049 (b)	3,000		3,058
Diversified Financial Services (1.26%)					Dresdner Funding Trust I
General Electric Capital Corp					8.15%, 6/30/2031 (b)	4,200		3,425
6.38%, 11/15/2067 (e)	19,500		18,012		HBOS Capital Funding LP
					6.07%, 6/29/2049 (b)(e)	10,000		8,208
Electric - Integrated (0.24%)					HSBC Capital Funding LP/Jersey Channel
FPL Group Capital Inc 6.35%					10.18%, 12/29/2049 (b)(e)	1,000		1,187
6.35%, 10/ 1/2066 (e)	4,000		3,421		KBC Bank Funding Trust III
					9.86%, 11/29/2049 (b)(e)	2,700		2,702

				Schedule of Investments
				Preferred Securities Fund
				July 31, 2008 (unaudited)

		Principal						Principal
		Amount		Value				Amount		Value
		(000	's)	(000	's)			(000	's)	(000	's)

	BONDS (continued)						BONDS (continued)
	Money Center Banks (continued)						Savings & Loans - Thrifts (0.37%)
	Mizuho Finance Group					Washington Mutual Preferred Funding Cayman
	8.38%, 1/29/2049	$9,000		$9,097			7.25%, 3/29/2049 (b)	$9,900		$3,663
	UBS Preferred Funding Trust I						Washington Mutual Preferred Funding LLC
	8.62%, 10/29/2049	2,000		2,013			6.67%, 12/29/2049 (b)(e)	5,100		1,658

				45,279						5,321

	Mortgage Banks (0.22%)						Special Purpose Banks (0.12%)
	Abbey National Capital Trust I						Agfirst Farm Credit Bank
	8.96%, 12/29/2049	2,900		3,152			7.30%, 12/15/2008 (b)(d)	2,000		1,728

Multi	-Line Insurance (4.93%)						Special Purpose Entity (3.26%)
	Allstate Corp/The						BankBoston Capital Trust IV
	6.50%, 5/15/2057	2,000		1,722			3.28%, 6/ 8/2028 (e)	5,000		4,040
	American International Group Inc						BayernLB Capital Trust I
	6.25%, 3/15/2037	500		380			6.20%, 12/31/2049	8,230		5,566
	8.18%, 5/15/2058 (b)(e)	19,900		17,829			CA Preferred Trust
	AXA SA						7.00%, 1/29/2049	1,400		1,274
	6.46%, 12/31/2049 (b)(e)	12,300		9,883			Capital One Capital IV
	Hartford Financial Services Group Inc						6.75%, 2/17/2037	2,000		1,414
	8.13%, 6/15/2068 (e)	7,500		7,202			Glen Meadow Pass-Through Trust
	Metlife Capital Trust IV						6.51%, 2/12/2067 (b)(e)	5,000		4,321
	7.88%, 12/15/2037 (b)	19,500		17,980			Goldman Sachs Capital I
	MetLife Capital Trust X						6.35%, 2/15/2034	500		410
	9.25%, 4/ 8/2068 (b)	1,000		1,015			ILFC E-Capital Trust II
	MMI Capital Trust I						6.25%, 12/21/2065 (b)(e)	4,000		3,278
	7.63%, 12/15/2027	1,073		1,043			JP Morgan Chase Capital XX
	USF&G Capital III						6.55%, 9/29/2036	850		696
	8.31%, 7/ 1/2046 (b)	2,000		2,097			JPMorgan Chase Capital XXI
	XL Capital Ltd						3.80%, 2/ 2/2037 (e)	2,000		1,441
	6.50%, 12/31/2049 (e)	17,000		11,050			Mangrove Bay Pass-Through Trust

				70,201			6.10%, 7/15/2033 (b)	5,000		2,773

							Old Mutual Capital Funding
	Mutual Insurance (0.28%)						8.00%, 5/29/2049	4,000		3,716
	Liberty Mutual Group Inc						QBE Capital Funding II LP
	7.80%, 3/15/2037 (b)	2,000		1,485			6.80%, 6/29/2049 (b)(e)(f)	21,200		17,458
	Oil Insurance Ltd						Twin Reefs Pass-Through Trust
	7.56%, 12/29/2049 (b)(e)	3,000		2,547			3.46%, 12/31/2049 (b)(e)	500		50

				4,032						46,437

	Property & Casualty Insurance (1.25%)					Tools	- Hand Held (0.39%)
	Everest Reinsurance Holdings Inc						Stanley Works Capital Trust I
	6.60%, 5/15/2037 (e)	6,700		4,567			5.90%, 12/ 1/2045 (e)	7,000		5,543
	Progressive Corp/The
	6.70%, 6/15/2037	15,550		13,200			Transport - Rail (0.20%)

				17,767			BNSF Funding Trust I

	Regional Banks (1.03%)						6.61%, 12/15/2055 (e)	3,150		2,786

	KeyCorp Capital II						TOTAL BONDS		$362,001

	6.88%, 3/17/2029	5,000		3,678
	PNC Preferred Funding Trust I
	8.70%, 2/28/2049 (b)(e)	6,000		5,799
	6.52%, 12/31/2049 (b)(e)	6,700		4,578
	Wachovia Corp
	7.98%, 2/28/2049 (e)	900		692

				14,747

Schedule of Investments Preferred Securities Fund July 31, 2008 (unaudited)

	Principal
	Amount		Value
	(000	's)	(000	's)

REPURCHASE AGREEMENTS (0.27%)
Money Center Banks (0.27%)
Deutsche Bank Repurchase Agreement;
2.18% dated 07/31/08 maturing 08/01/08
(collateralized by U.S. Government
Agency Issues; $3,971,000; 0.00% -
6.625%; dated 08/01/08 - 07/15/16) (g)	$3,940		$3,916

TOTAL REPURCHASE AGREEMENTS	$3,916

Total Investments	$1,370,718
Other Assets in Excess of Liabilities, Net - 3.82%			54,488

TOTAL NET ASSETS - 100.00%	$1,425,206

(a)			Security or a portion of the security was on loan at the end of the period.
(b)			Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $212,842 or 14.93% of net assets.
(c) Non-Income Producing Security
(d) Security is Illiquid
(e) Variable Rate
(f)	Security purchased on a when-issued basis.
(g)			Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$6,683
Unrealized Depreciation			(222,305)

Net Unrealized Appreciation (Depreciation)			(215,622)
Cost for federal income tax purposes			1,583,942
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector			Percent

Financial			84.72%
Utilities			4.72%
Communications			3.21%
Government			1.85%
Exchange Traded Funds			0.80%
Industrial			0.58%
Energy			0.30%
Other Assets in Excess of Liabilities, Net			3.82%

TOTAL NET ASSETS			100.00%

		Schedule of Investments
	Principal LifeTime 2010 Fund
		July 31, 2008 (unaudited)

				Portfolio Summary (unaudited)

				Fund Type	Percent

	Shares	Value
	Held	(000	's)	Fixed Income Funds	43.81%

				Domestic Equity Funds	40.34%
INVESTMENT COMPANIES (99.85%)				International Equity Funds	15.70%
Principal Funds, Inc. Institutional Class (99.85%)				Other Assets in Excess of Liabilities, Net	0.15%

Bond & Mortgage Securities Fund (a)	51,734,141	$493,544		TOTAL NET ASSETS	100.00%

Disciplined LargeCap Blend Fund (a)	12,421,128	161,972
High Yield Fund I (a)	5,495,525	54,790
Inflation Protection Fund (a)	8,114,802	68,245
International Emerging Markets Fund (a)	1,798,975	45,424
International Fund I (a)	6,719,572	92,596
International Growth Fund (a)	12,845,992	147,087
LargeCap Blend Fund I (a)	10,114,043	84,857
LargeCap Growth Fund (a)	8,941,889	74,754
LargeCap Growth Fund I (a)	9,640,993	74,621
LargeCap Value Fund (a)	4,325,169	43,944
LargeCap Value Fund I (a)	3,712,328	43,063
LargeCap Value Fund III (a)	3,548,826	39,250
MidCap Growth Fund III (a)(b)	464,709	4,433
MidCap Value Fund I (a)	386,046	4,509
Money Market Fund (a)	3,725,373	3,725
Preferred Securities Fund (a)	13,493,153	117,255
Real Estate Securities Fund (a)	6,912,133	110,387
SmallCap Growth Fund I (a)(b)	289,720	2,558
SmallCap Growth Fund III (a)(b)	2,483,458	23,742
SmallCap S&P 600 Index Fund (a)	2,402,707	36,858
SmallCap Value Fund (a)	1,620,421	25,035
SmallCap Value Fund I (a)	175,037	2,493
Ultra Short Bond Fund (a)	7,067,346	58,094

		1,813,236

TOTAL INVESTMENT COMPANIES	$1,813,236

Total Investments	$1,813,236
Other Assets in Excess of Liabilities, Net - 0.15%		2,793

TOTAL NET ASSETS - 100.00%	$1,816,029

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$29,029
Unrealized Depreciation		(240,567)

Net Unrealized Appreciation (Depreciation)		(211,538)
Cost for federal income tax purposes		2,024,774
All dollar amounts are shown in thousands (000's)

			Schedule of Investments
			Principal LifeTime 2010 Fund
			July 31, 2008 (unaudited)

Affiliated Securities

	October 31, 2007					Purchases				Sales		July 31, 2008

	Shares		Cost	(000)		Shares	Cost	(000)		Shares	Proceeds (000)	Shares		Cost	(000)

Bond & Mortgage Securities Fund	44,003,740	$		469,385		9,495,885		$97,179		1,765,484	$17,768	51,734,141	$		548,765
Disciplined LargeCap Blend Fund	9,501,410			139,735		3,360,310		50,519		440,592	6,114	12,421,128			184,142
High Yield Fund	1,331,393			11,784		107,011		886		1,438,404	11,708	-			-
High Yield Fund I	3,418,884			35,680		2,315,744		23,645		239,103	2,403	5,495,525			56,919
Inflation Protection Fund	6,478,059			61,593		1,920,726		17,591		283,983	2,559	8,114,802			76,621
International Emerging Markets Fund	1,332,522			34,876		523,248		15,743		56,795	1,568	1,798,975			49,051
International Fund I	4,976,091			78,524		2,147,251		33,627		403,770	5,865	6,719,572			106,231
International Growth Fund	10,596,718			126,100		2,468,787		32,299		219,513	2,659	12,845,992			155,738
LargeCap Blend Fund I	8,399,650			82,576		2,087,557		19,530		373,164	3,295	10,114,043			98,775
LargeCap Growth Fund	7,703,817			54,901		1,533,807		13,917		295,735	2,553	8,941,889			66,265
LargeCap Growth Fund I	8,011,988			67,632		1,963,708		16,377		334,703	2,646	9,640,993			81,343
LargeCap Value Fund	3,375,854			38,815		1,110,626		12,870		161,311	1,732	4,325,169			49,952
LargeCap Value Fund I	3,088,338			43,156		764,869		10,084		140,879	1,732	3,712,328			51,486
LargeCap Value Fund III	2,797,387			35,298		893,577		12,013		142,138	1,733	3,548,826			45,577
MidCap Growth Fund III	-			-		514,503		5,275		49,794	498	464,709			4,776
MidCap Value Fund I	-			-		427,232		5,275		41,186	498	386,046			4,776
Money Market Fund	-			-		5,456,917		5,457		1,731,544	1,732	3,725,373			3,725
Preferred Securities Fund	11,121,143			118,480		2,867,373		27,486		495,363	4,592	13,493,153			141,341
Real Estate Securities Fund	4,202,589			79,973		2,994,422		51,875		284,878	4,592	6,912,133			127,255
SmallCap Growth Fund I	-			-		305,777		2,687		16,057	142	289,720			2,545
SmallCap Growth Fund III	2,065,493			25,192		479,907		5,368		61,942	629	2,483,458			29,923
SmallCap S&P 600 Index Fund	2,201,971			32,996		548,775		9,013		348,039	5,206	2,402,707			36,792
SmallCap Value Fund	1,333,242			25,266		328,403		5,342		41,224	629	1,620,421			29,974
SmallCap Value Fund I	-			-		185,085		2,687		10,048	142	175,037			2,544
Ultra Short Bond Fund	6,177,431			61,836		978,355		9,068		88,440	827	7,067,346			70,076

	$1,623,798							$485,813			$83,822	$2,024,592

									Realized Gain/Loss			Realized Gain/Loss from
			Dividends						on Investments			Other Investment Companies
				(000	's)			(000	's)			(000	's)

Bond & Mortgage Securities Fund	$20,121							$-31				$-
Disciplined LargeCap Blend Fund						1,996				2					18,822
High Yield Fund						555				-962					281
High Yield Fund I				1,159						-3					1
Inflation Protection Fund				5,766						-4					-
International Emerging Markets Fund						6,360				-					1,947
International Fund I				3,853						-55					5,934
International Growth Fund						6,129				-2					8,520
LargeCap Blend Fund I				1,225						-36					2,256
LargeCap Growth Fund						336				-					1,342
LargeCap Growth Fund I						788				-20					2,603
LargeCap Value Fund						1,384				-1					3,078
LargeCap Value Fund I						957				-22					719
LargeCap Value Fund III						1,313				-1					2,291
MidCap Growth Fund III						-				-1					-
MidCap Value Fund I						-				-1					-
Money Market Fund						24				-					-
Preferred Securities Fund						5,519				-33					-
Real Estate Securities Fund						3,275				-1					23,732
SmallCap Growth Fund I						-				-					-
SmallCap Growth Fund III						1,015				-8					1,125
SmallCap S&P 600 Index Fund						866				-11					2,982
SmallCap Value Fund						860				-5					1,253
SmallCap Value Fund I						-				-1					-
Ultra Short Bond Fund				2,304						-1					-

	$65,805							$-1,197				$76,886

		Schedule of Investments
	Principal LifeTime 2015 Fund
		July 31, 2008 (unaudited)

				Portfolio Summary (unaudited)

				Fund Type	Percent

	Shares	Value
	Held	(000	's)	Domestic Equity Funds	45.77%

				Fixed Income Funds	37.29%
INVESTMENT COMPANIES (99.55%)				International Equity Funds	16.49%
Principal Funds, Inc. Institutional Class (99.55%)				Other Assets in Excess of Liabilities, Net	0.45%

Bond & Mortgage Securities Fund (a)	797,429	$7,607		TOTAL NET ASSETS	100.00%

Disciplined LargeCap Blend Fund (a)	252,488	3,292
High Yield Fund I (a)	157,519	1,570
Inflation Protection Fund (a)	58,915	496
International Emerging Markets Fund (a)	34,659	875
International Fund I (a)	259,932	3,582
International Growth Fund (a)	83,416	955
LargeCap Blend Fund I (a)	216,876	1,820
LargeCap Growth Fund (a)	173,153	1,448
LargeCap Growth Fund I (a)	183,622	1,421
LargeCap Value Fund (a)	92,803	943
LargeCap Value Fund I (a)	81,179	942
LargeCap Value Fund III (a)	82,883	917
MidCap Growth Fund III (a)(b)	53,198	508
MidCap Value Fund I (a)	44,041	514
Money Market Fund (a)	511,647	512
Preferred Securities Fund (a)	235,947	2,050
Real Estate Securities Fund (a)	131,522	2,100
SmallCap Growth Fund I (a)(b)	18,887	167
SmallCap Growth Fund III (a)(b)	17,389	166
SmallCap S&P 600 Index Fund (a)	28,799	442
SmallCap Value Fund (a)	11,129	172
SmallCap Value Fund I (a)	11,760	167

		32,666

TOTAL INVESTMENT COMPANIES	$32,666

Total Investments	$32,666
Other Assets in Excess of Liabilities, Net - 0.45%		147

TOTAL NET ASSETS - 100.00%	$32,813

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$187
Unrealized Depreciation		(1,553)

Net Unrealized Appreciation (Depreciation)		(1,366)
Cost for federal income tax purposes		34,032
All dollar amounts are shown in thousands (000's)

		Schedule of Investments
		Principal LifeTime 2015 Fund
					July 31, 2008 (unaudited)

Affiliated Securities

	October 31, 2007					Purchases				Sales		July 31, 2008

	Shares	Cost	(000)		Shares		Cost	(000)		Shares	Proceeds (000)	Shares		Cost	(000)

Bond & Mortgage Securities Fund			- $		-	948,133		$9,302		150,704	$1,452	797,429	$		7,847
Disciplined LargeCap Blend Fund			-		-	300,293		4,111		47,805	643	252,488			3,467
High Yield Fund I			-		-	187,010		1,894		29,491	296	157,519			1,598
Inflation Protection Fund			-		-	70,050		607		11,135	95	58,915			512
International Emerging Markets Fund			-		-	41,367		1,128		6,708	177	34,659			951
International Fund I			-		-	323,100		4,746		63,168	896	259,932			3,848
International Growth Fund			-		-	83,416		977		-	-	83,416			977
LargeCap Blend Fund I			-		-	257,803		2,257		40,927	353	216,876			1,904
LargeCap Growth Fund			-		-	205,455		1,772		32,302	277	173,153			1,495
LargeCap Growth Fund I			-		-	218,011		1,734		34,389	272	183,622			1,463
LargeCap Value Fund			-		-	110,339		1,169		17,536	183	92,803			986
LargeCap Value Fund I			-		-	96,632		1,169		15,453	183	81,179			985
LargeCap Value Fund III			-		-	98,866		1,169		15,983	184	82,883			984
MidCap Growth Fund III			-		-	63,302		642		10,104	101	53,198			541
MidCap Value Fund I			-		-	52,404		642		8,363	101	44,041			541
Money Market Fund			-		-	606,146		606		94,499	94	511,647			512
Preferred Securities Fund			-		-	280,580		2,552		44,633	397	235,947			2,153
Real Estate Securities Fund			-		-	156,077		2,547		24,555	398	131,522			2,142
SmallCap Growth Fund I			-		-	22,412		201		3,525	32	18,887			169
SmallCap Growth Fund III			-		-	20,653		204		3,264	32	17,389			172
SmallCap S&P 600 Index Fund			-		-	34,156		527		5,357	83	28,799			444
SmallCap Value Fund			-		-	13,189		204		2,060	32	11,129			172
SmallCap Value Fund I			-		-	13,949		201		2,189	32	11,760			169

			$-					$40,361			$6,313	$34,032

									Realized Gain/Loss			Realized Gain/Loss from
		Dividends							on Investments			Other Investment Companies
			(000	's)				(000	's)			(000	's)

Bond & Mortgage Securities Fund			$64					$-3				$-
Disciplined LargeCap Blend Fund					-					-1					-
High Yield Fund I					-					-					-
Inflation Protection Fund					5					-					-
International Emerging Markets Fund					-					-					-
International Fund I					-					-2					-
International Growth Fund					-					-					-
LargeCap Blend Fund I					-					-					-
LargeCap Growth Fund					-					-					-
LargeCap Growth Fund I					-					1					-
LargeCap Value Fund					-					-					-
LargeCap Value Fund I					-					-1					-
LargeCap Value Fund III					-					-1					-
MidCap Growth Fund III					-					-					-
MidCap Value Fund I					-					-					-
Money Market Fund					2					-					-
Preferred Securities Fund					24					-2					-
Real Estate Securities Fund					7					-7					-
SmallCap Growth Fund I					-					-					-
SmallCap Growth Fund III					-					-					-
SmallCap S&P 600 Index Fund					-					-					-
SmallCap Value Fund					-					-					-
SmallCap Value Fund I					-					-					-

			$102					$-16				$-

Schedule of Investments Principal LifeTime 2020 Fund July 31, 2008 (unaudited)

	Shares	Value
	Held	(000	's)

INVESTMENT COMPANIES (99.86%)
Principal Funds, Inc. Institutional Class (99.86%)
Bond & Mortgage Securities Fund (a)	82,956,377	$791,404
Disciplined LargeCap Blend Fund (a)	33,183,267	432,710
High Yield Fund I (a)	16,604,244	165,544
International Emerging Markets Fund (a)	5,035,453	127,145
International Fund I (a)	18,641,640	256,882
International Growth Fund (a)	34,071,578	390,119
LargeCap Blend Fund I (a)	25,953,610	217,751
LargeCap Growth Fund (a)	23,481,076	196,302
LargeCap Growth Fund I (a)	27,844,269	215,515
LargeCap Value Fund (a)	11,608,906	117,946
LargeCap Value Fund I (a)	10,303,200	119,517
LargeCap Value Fund III (a)	10,023,366	110,858
MidCap Growth Fund III (a)(b)	5,971,685	56,970
MidCap Value Fund I (a)	4,219,750	49,287
Preferred Securities Fund (a)	24,790,577	215,430
Real Estate Securities Fund (a)	12,732,867	203,344
SmallCap Growth Fund I (a)(b)	893,732	7,892
SmallCap Growth Fund III (a)(b)	6,568,984	62,799
SmallCap S&P 600 Index Fund (a)	5,257,592	80,651
SmallCap Value Fund (a)	4,282,176	66,160
SmallCap Value Fund I (a)	547,323	7,794

		3,892,020

TOTAL INVESTMENT COMPANIES	$3,892,020

Total Investments	$3,892,020
Other Assets in Excess of Liabilities, Net - 0.14%		5,273

TOTAL NET ASSETS - 100.00%	$3,897,293

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$57,611
Unrealized Depreciation		(482,645)

Net Unrealized Appreciation (Depreciation)		(425,034)
Cost for federal income tax purposes		4,317,054
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Domestic Equity Funds		49.92%
Fixed Income Funds		30.08%
International Equity Funds		19.86%
Other Assets in Excess of Liabilities, Net		0.14%

TOTAL NET ASSETS		100.00%

			Schedule of Investments
			Principal LifeTime 2020 Fund
			July 31, 2008 (unaudited)

Affiliated Securities

	October 31, 2007					Purchases				Sales		July 31, 2008

	Shares		Cost	(000)		Shares	Cost	(000)		Shares	Proceeds (000)	Shares		Cost	(000)

Bond & Mortgage Securities Fund	65,301,064	$		696,153		18,315,970		$186,929		660,657	$6,747	82,956,377	$		876,332
Disciplined LargeCap Blend Fund	23,245,105			341,412		10,208,161		151,744		269,999	3,804	33,183,267			489,350
High Yield Fund	3,450,904			30,526		277,366		2,297		3,728,270	30,348	-			-
High Yield Fund I	9,842,633			102,673		6,909,202		70,419		147,591	1,488	16,604,244			171,601
International Emerging Markets Fund	3,628,689			94,821		1,443,634		43,094		36,870	1,031	5,035,453			136,884
International Fund I	12,149,528			191,778		6,724,251		104,196		232,139	3,423	18,641,640			292,522
International Growth Fund	27,235,907			325,073		7,010,231		90,882		174,560	2,108	34,071,578			413,846
LargeCap Blend Fund I	19,912,447			194,821		6,262,911		58,032		221,748	1,990	25,953,610			250,839
LargeCap Growth Fund	18,732,649			134,913		4,932,182		44,306		183,755	1,619	23,481,076			177,600
LargeCap Growth Fund I	21,496,413			182,719		6,571,815		54,231		223,959	1,795	27,844,269			235,138
LargeCap Value Fund	8,314,797			96,740		3,396,742		38,942		102,633	1,119	11,608,906			134,563
LargeCap Value Fund I	7,882,867			110,118		2,510,757		32,731		90,424	1,138	10,303,200			141,697
LargeCap Value Fund III	7,225,587			94,336		2,890,151		38,346		92,372	1,158	10,023,366			131,524
MidCap Growth Fund III	4,277,576			42,599		1,744,427		18,543		50,318	515	5,971,685			60,627
MidCap Value Fund I	2,724,443			39,133		1,536,138		19,408		40,831	496	4,219,750			58,041
Preferred Securities Fund	18,907,441			200,860		6,091,190		58,387		208,054	1,956	24,790,577			257,277
Real Estate Securities Fund	7,039,662			136,687		5,815,535		100,023		122,330	1,956	12,732,867			234,753
SmallCap Growth Fund I	-			-		903,519		8,158		9,787	87	893,732			8,071
SmallCap Growth Fund III	5,185,924			60,684		1,427,111		15,703		44,051	458	6,568,984			75,929
SmallCap S&P 600 Index Fund	3,970,482			66,719		1,340,958		21,700		53,848	818	5,257,592			87,601
SmallCap Value Fund	3,341,152			59,376		970,989		15,632		29,965	457	4,282,176			74,550
SmallCap Value Fund I	-			-		553,396		8,158		6,073	87	547,323			8,071

	$3,202,141							$1,181,861			$64,598	$4,316,816

									Realized Gain/Loss			Realized Gain/Loss from
			Dividends						on Investments			Other Investment Companies
				(000	's)			(000	's)			(000	's)

Bond & Mortgage Securities Fund	$31,020							$-3				$-
Disciplined LargeCap Blend Fund						4,945				-2					46,415
High Yield Fund						1,439				-2,475					729
High Yield Fund I				3,365						-3					3
International Emerging Markets Fund				17,224						-					5,275
International Fund I						9,461				-29					14,559
International Growth Fund				15,803						-1					21,960
LargeCap Blend Fund I				2,924						-24					5,383
LargeCap Growth Fund						823				-					3,285
LargeCap Growth Fund I				2,127						-17					7,028
LargeCap Value Fund						3,434				-					7,625
LargeCap Value Fund I				2,459						-14					1,847
LargeCap Value Fund III						3,423				-					5,956
MidCap Growth Fund III						86				-					3,352
MidCap Value Fund I				1,589						-4					3,255
Preferred Securities Fund						9,782				-14					-
Real Estate Securities Fund						5,669				-1					40,062
SmallCap Growth Fund I						-				-					-
SmallCap Growth Fund III				2,563						-					2,841
SmallCap S&P 600 Index Fund				1,573						-					5,412
SmallCap Value Fund						2,173				-1					3,161
SmallCap Value Fund I						-				-					-

	$121,882							$-2,588				$178,148

Schedule of Investments Principal LifeTime 2025 Fund July 31, 2008 (unaudited)

	Shares	Value
	Held	(000	's)

INVESTMENT COMPANIES (99.73%)
Principal Funds, Inc. Institutional Class (99.73%)
Bond & Mortgage Securities Fund (a)	687,745	$6,561
Disciplined LargeCap Blend Fund (a)	371,690	4,847
High Yield Fund I (a)	218,493	2,178
International Emerging Markets Fund (a)	56,023	1,415
International Fund I (a)	429,600	5,920
International Growth Fund (a)	109,102	1,249
LargeCap Blend Fund I (a)	315,770	2,649
LargeCap Growth Fund (a)	290,232	2,426
LargeCap Growth Fund I (a)	315,209	2,440
LargeCap Value Fund (a)	157,232	1,597
LargeCap Value Fund I (a)	137,399	1,594
LargeCap Value Fund III (a)	140,067	1,549
MidCap Growth Fund III (a)(b)	82,073	783
MidCap Value Fund I (a)	68,029	795
Preferred Securities Fund (a)	257,375	2,237
Real Estate Securities Fund (a)	142,878	2,282
SmallCap Growth Fund I (a)(b)	34,270	303
SmallCap Growth Fund III (a)(b)	31,292	299
SmallCap S&P 600 Index Fund (a)	31,653	485
SmallCap Value Fund (a)	20,059	310
SmallCap Value Fund I (a)	21,312	303

		42,222

TOTAL INVESTMENT COMPANIES	$42,222

Total Investments	$42,222
Other Assets in Excess of Liabilities, Net - 0.27%		115

TOTAL NET ASSETS - 100.00%	$42,337

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$157
Unrealized Depreciation		(2,393)

Net Unrealized Appreciation (Depreciation)		(2,236)
Cost for federal income tax purposes		44,458
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Domestic Equity Funds		53.53%
Fixed Income Funds		25.93%
International Equity Funds		20.27%
Other Assets in Excess of Liabilities, Net		0.27%

TOTAL NET ASSETS		100.00%

		Schedule of Investments
		Principal LifeTime 2025 Fund
					July 31, 2008 (unaudited)

Affiliated Securities

	October 31, 2007					Purchases				Sales		July 31, 2008

	Shares	Cost	(000)		Shares		Cost	(000)		Shares	Proceeds (000)	Shares		Cost	(000)

Bond & Mortgage Securities Fund			- $		-	705,180		$6,948		17,435	$169	687,745	$		6,779
Disciplined LargeCap Blend Fund			-		-	381,162		5,280		9,472	129	371,690			5,151
High Yield Fund I			-		-	223,980		2,276		5,487	56	218,493			2,220
International Emerging Markets Fund			-		-	57,476		1,593		1,453	39	56,023			1,554
International Fund I			-		-	442,999		6,582		13,399	192	429,600			6,389
International Growth Fund			-		-	109,102		1,292		-	-	109,102			1,292
LargeCap Blend Fund I			-		-	323,805		2,867		8,035	70	315,770			2,797
LargeCap Growth Fund			-		-	297,527		2,593		7,295	63	290,232			2,530
LargeCap Growth Fund I			-		-	323,166		2,595		7,957	64	315,209			2,531
LargeCap Value Fund			-		-	161,247		1,728		4,015	41	157,232			1,687
LargeCap Value Fund I			-		-	140,935		1,729		3,536	41	137,399			1,687
LargeCap Value Fund III			-		-	143,712		1,729		3,645	42	140,067			1,687
MidCap Growth Fund III			-		-	84,149		864		2,076	21	82,073			843
MidCap Value Fund I			-		-	69,750		864		1,721	21	68,029			843
Preferred Securities Fund			-		-	263,879		2,427		6,504	59	257,375			2,368
Real Estate Securities Fund			-		-	146,502		2,422		3,624	59	142,878			2,363
SmallCap Growth Fund I			-		-	35,130		317		860	8	34,270			309
SmallCap Growth Fund III			-		-	32,072		321		780	8	31,292			313
SmallCap S&P 600 Index Fund			-		-	32,434		504		781	12	31,653			492
SmallCap Value Fund			-		-	20,555		321		496	8	20,059			313
SmallCap Value Fund I			-		-	21,848		317		536	8	21,312			309

			$-					$45,569			$1,110	$44,457

									Realized Gain/Loss			Realized Gain/Loss from
		Dividends							on Investments			Other Investment Companies
			(000	's)				(000	's)			(000	's)

Bond & Mortgage Securities Fund			$57					$-				$-
Disciplined LargeCap Blend Fund					-					-					-
High Yield Fund I					-					-					-
International Emerging Markets Fund					-					-					-
International Fund I					-					-1					-
International Growth Fund					-					-					-
LargeCap Blend Fund I					-					-					-
LargeCap Growth Fund					-					-					-
LargeCap Growth Fund I					-					-					-
LargeCap Value Fund					-					-					-
LargeCap Value Fund I					-					-1					-
LargeCap Value Fund III					-					-					-
MidCap Growth Fund III					-					-					-
MidCap Value Fund I					-					-					-
Preferred Securities Fund					28					-					-
Real Estate Securities Fund					9					-					-
SmallCap Growth Fund I					-					-					-
SmallCap Growth Fund III					-					-					-
SmallCap S&P 600 Index Fund					-					-					-
SmallCap Value Fund					-					-					-
SmallCap Value Fund I					-					-					-

			$94					$-2				$-

Schedule of Investments Principal LifeTime 2030 Fund July 31, 2008 (unaudited)

	Shares	Value
	Held	(000	's)

INVESTMENT COMPANIES (99.89%)
Principal Funds, Inc. Institutional Class (99.89%)
Bond & Mortgage Securities Fund (a)	40,693,748	$388,218
Disciplined LargeCap Blend Fund (a)	31,779,565	414,406
High Yield Fund I (a)	16,366,341	163,172
International Emerging Markets Fund (a)	5,061,348	127,799
International Fund I (a)	18,806,358	259,152
International Growth Fund (a)	34,345,537	393,256
LargeCap Blend Fund I (a)	24,642,156	206,748
LargeCap Growth Fund (a)	24,936,428	208,469
LargeCap Growth Fund I (a)	28,220,255	218,425
LargeCap Value Fund (a)	12,522,892	127,233
LargeCap Value Fund I (a)	10,698,216	124,099
LargeCap Value Fund III (a)	10,069,681	111,371
MidCap Growth Fund III (a)(b)	6,285,483	59,963
MidCap Value Fund I (a)	4,809,705	56,177
Preferred Securities Fund (a)	17,710,843	153,907
Real Estate Securities Fund (a)	9,265,386	147,968
SmallCap Growth Fund I (a)(b)	4,164,080	36,769
SmallCap Growth Fund III (a)(b)	4,929,983	47,131
SmallCap S&P 600 Index Fund (a)	2,954,766	45,326
SmallCap Value Fund (a)	3,222,107	49,782
SmallCap Value Fund I (a)	2,309,982	32,894

		3,372,265

TOTAL INVESTMENT COMPANIES	$3,372,265

Total Investments	$3,372,265
Other Assets in Excess of Liabilities, Net - 0.11%		3,691

TOTAL NET ASSETS - 100.00%	$3,375,956

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$58,986
Unrealized Depreciation		(407,269)

Net Unrealized Appreciation (Depreciation)		(348,283)
Cost for federal income tax purposes		3,720,548
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Domestic Equity Funds		55.89%
International Equity Funds		23.11%
Fixed Income Funds		20.89%
Other Assets in Excess of Liabilities, Net		0.11%

TOTAL NET ASSETS		100.00%

			Schedule of Investments
			Principal LifeTime 2030 Fund
			July 31, 2008 (unaudited)

Affiliated Securities

	October 31, 2007					Purchases				Sales		July 31, 2008

	Shares		Cost	(000)		Shares	Cost	(000)		Shares	Proceeds (000)	Shares		Cost	(000)

Bond & Mortgage Securities Fund	30,675,038	$		327,373		10,279,900		$104,731		261,190	$2,684	40,693,748	$		429,420
Disciplined LargeCap Blend Fund	21,631,814			317,065		10,357,977		153,425		210,226	2,997	31,779,565			467,494
High Yield Fund	3,264,200			28,867		262,360		2,173		3,526,560	28,706	-			-
High Yield Fund I	9,661,618			100,779		6,814,762		69,416		110,039	1,110	16,366,341			169,082
International Emerging Markets Fund	3,559,209			93,737		1,531,898		45,627		29,759	845	5,061,348			138,519
International Fund I	11,972,365			188,733		7,005,719		108,082		171,726	2,580	18,806,358			294,212
International Growth Fund	26,708,452			316,010		7,800,845		100,690		163,760	1,986	34,345,537			414,713
LargeCap Blend Fund I	18,398,551			179,585		6,413,282		59,299		169,677	1,536	24,642,156			237,330
LargeCap Growth Fund	19,342,718			139,604		5,752,252		51,587		158,542	1,409	24,936,428			189,782
LargeCap Growth Fund I	21,142,593			179,444		7,264,556		59,789		186,894	1,510	28,220,255			237,709
LargeCap Value Fund	8,710,901			101,262		3,900,984		44,569		88,993	980	12,522,892			144,850
LargeCap Value Fund I	7,963,665			111,412		2,809,621		36,512		75,070	958	10,698,216			146,957
LargeCap Value Fund III	6,997,746			90,150		3,147,692		41,533		75,757	964	10,069,681			130,718
MidCap Growth Fund III	4,501,613			44,790		1,825,107		19,392		41,237	427	6,285,483			63,755
MidCap Value Fund I	3,150,266			45,202		1,694,228		21,365		34,789	426	4,809,705			66,137
Preferred Securities Fund	13,121,802			139,113		4,708,811		45,071		119,770	1,142	17,710,843			183,041
Real Estate Securities Fund	4,914,626			94,007		4,421,259		75,699		70,499	1,141	9,265,386			168,565
SmallCap Growth Fund I	3,063,792			30,139		1,126,002		10,818		25,714	241	4,164,080			40,714
SmallCap Growth Fund III	3,747,500			42,910		1,213,065		13,221		30,582	320	4,929,983			55,811
SmallCap S&P 600 Index Fund	2,123,658			33,229		850,307		13,680		19,199	297	2,954,766			46,612
SmallCap Value Fund	2,419,998			41,331		822,907		13,181		20,798	320	3,222,107			54,192
SmallCap Value Fund I	1,627,751			30,344		698,751		10,610		16,520	241	2,309,982			40,712

	$2,675,086							$1,100,470			$52,820	$3,720,325

									Realized Gain/Loss			Realized Gain/Loss from
			Dividends						on Investments			Other Investment Companies
				(000	's)			(000	's)			(000	's)

Bond & Mortgage Securities Fund	$14,889							$-				$-
Disciplined LargeCap Blend Fund						4,627				1					43,213
High Yield Fund						1,361				-2,334					690
High Yield Fund I				3,317						-3					3
International Emerging Markets Fund				16,962						-					5,194
International Fund I						9,308				-23					14,311
International Growth Fund				15,545						-1					21,577
LargeCap Blend Fund I				2,714						-18					4,988
LargeCap Growth Fund						854				-					3,404
LargeCap Growth Fund I				2,099						-14					6,934
LargeCap Value Fund						3,610				-1					7,993
LargeCap Value Fund I						2,492				-9					1,865
LargeCap Value Fund III						3,328				-1					5,770
MidCap Growth Fund III						90				-					3,536
MidCap Value Fund I				1,838						-4					3,762
Preferred Securities Fund				6,927						-1					-
Real Estate Securities Fund						4,026				-					28,021
SmallCap Growth Fund I						844				-2					1,904
SmallCap Growth Fund III						1,852				-					2,052
SmallCap S&P 600 Index Fund						844				-					2,896
SmallCap Value Fund						1,576				-					2,288
SmallCap Value Fund I						1,133				-1					1,406

	$100,236							$-2,411				$161,807

Schedule of Investments Principal LifeTime 2035 Fund July 31, 2008 (unaudited)

	Shares	Value
	Held	(000	's)

INVESTMENT COMPANIES (99.57%)
Principal Funds, Inc. Institutional Class (99.57%)
Bond & Mortgage Securities Fund (a)	176,181	$1,681
Disciplined LargeCap Blend Fund (a)	198,187	2,584
High Yield Fund I (a)	107,819	1,075
International Emerging Markets Fund (a)	30,988	782
International Fund I (a)	290,508	4,003
International Growth Fund (a)	1,919	22
LargeCap Blend Fund I (a)	166,089	1,394
LargeCap Growth Fund (a)	171,255	1,432
LargeCap Growth Fund I (a)	183,675	1,422
LargeCap Value Fund (a)	92,055	935
LargeCap Value Fund I (a)	80,538	934
LargeCap Value Fund III (a)	82,109	908
MidCap Growth Fund III (a)(b)	47,039	449
MidCap Value Fund I (a)	38,949	455
Preferred Securities Fund (a)	102,802	893
Real Estate Securities Fund (a)	57,546	919
SmallCap Growth Fund I (a)(b)	22,039	195
SmallCap Growth Fund III (a)(b)	19,977	191
SmallCap S&P 600 Index Fund (a)	11,400	175
SmallCap Value Fund (a)	12,780	197
SmallCap Value Fund I (a)	13,700	195

		20,841

TOTAL INVESTMENT COMPANIES	$20,841

Total Investments	$20,841
Other Assets in Excess of Liabilities, Net - 0.43%		90

TOTAL NET ASSETS - 100.00%	$20,931

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$72
Unrealized Depreciation		(1,114)

Net Unrealized Appreciation (Depreciation)		(1,042)
Cost for federal income tax purposes		21,883
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Domestic Equity Funds		59.17%
International Equity Funds		22.97%
Fixed Income Funds		17.43%
Other Assets in Excess of Liabilities, Net		0.43%

TOTAL NET ASSETS		100.00%

		Schedule of Investments
		Principal LifeTime 2035 Fund
					July 31, 2008 (unaudited)

Affiliated Securities

	October 31, 2007					Purchases					Sales		July 31, 2008

	Shares	Cost	(000)		Shares		Cost	(000)		Shares	Proceeds (000)		Shares		Cost	(000)

Bond & Mortgage Securities Fund			- $		-	178,015		$1,753		1,834		$18	176,181	$		1,735
Disciplined LargeCap Blend Fund			-		-	200,282		2,762		2,095		28	198,187			2,734
High Yield Fund I			-		-	108,938		1,105		1,119		12	107,819			1,093
International Emerging Markets Fund			-		-	31,318		862		330		9	30,988			853
International Fund I			-		-	293,601		4,307		3,093		44	290,508			4,263
International Growth Fund			-		-	1,919		23		-		-	1,919			23
LargeCap Blend Fund I			-		-	167,837		1,480		1,748		15	166,089			1,465
LargeCap Growth Fund			-		-	173,056		1,500		1,801		15	171,255			1,485
LargeCap Growth Fund I			-		-	185,585		1,480		1,910		15	183,675			1,465
LargeCap Value Fund			-		-	93,028		994		973		11	92,055			983
LargeCap Value Fund I			-		-	81,389		993		851		10	80,538			983
LargeCap Value Fund III			-		-	82,989		994		880		11	82,109			983
MidCap Growth Fund III			-		-	47,535		485		496		5	47,039			480
MidCap Value Fund I			-		-	39,361		485		412		5	38,949			480
Preferred Securities Fund			-		-	103,907		956		1,105		10	102,802			946
Real Estate Securities Fund			-		-	58,145		953		599		9	57,546			944
SmallCap Growth Fund I			-		-	22,267		200		228		2	22,039			198
SmallCap Growth Fund III			-		-	20,184		200		207		2	19,977			198
SmallCap S&P 600 Index Fund			-		-	11,518		178		118		2	11,400			176
SmallCap Value Fund			-		-	12,912		200		132		2	12,780			198
SmallCap Value Fund I			-		-	13,842		200		142		2	13,700			198

			$-					$22,110				$227	$21,883

									Realized Gain/Loss			Realized Gain/Loss from
		Dividends							on Investments			Other Investment Companies
			(000	's)				(000	's)				(000	's)

Bond & Mortgage Securities Fund			$14					$-				$-
Disciplined LargeCap Blend Fund					-						-					-
High Yield Fund I					-						-					-
International Emerging Markets Fund					-						-					-
International Fund I					-						-					-
International Growth Fund					-						-					-
LargeCap Blend Fund I					-						-					-
LargeCap Growth Fund					-						-					-
LargeCap Growth Fund I					-						-					-
LargeCap Value Fund					-						-					-
LargeCap Value Fund I					-						-					-
LargeCap Value Fund III					-						-					-
MidCap Growth Fund III					-						-					-
MidCap Value Fund I					-						-					-
Preferred Securities Fund					11						-					-
Real Estate Securities Fund					4						-					-
SmallCap Growth Fund I					-						-					-
SmallCap Growth Fund III					-						-					-
SmallCap S&P 600 Index Fund					-						-					-
SmallCap Value Fund					-						-					-
SmallCap Value Fund I					-						-					-

			$29					$-				$-

Schedule of Investments Principal LifeTime 2040 Fund July 31, 2008 (unaudited)

	Shares	Value
	Held	(000	's)

INVESTMENT COMPANIES (99.87%)
Principal Funds, Inc. Institutional Class (99.87%)
Bond & Mortgage Securities Fund (a)	9,673,367	$92,284
Disciplined LargeCap Blend Fund (a)	16,964,316	221,215
High Yield Fund I (a)	9,157,062	91,296
International Emerging Markets Fund (a)	2,958,462	74,701
International Fund I (a)	11,304,171	155,771
International Growth Fund (a)	18,981,277	217,336
LargeCap Blend Fund I (a)	13,724,518	115,149
LargeCap Growth Fund (a)	14,294,645	119,503
LargeCap Growth Fund I (a)	17,473,941	135,248
LargeCap Value Fund (a)	7,419,261	75,380
LargeCap Value Fund I (a)	6,325,797	73,379
LargeCap Value Fund III (a)	6,261,741	69,255
MidCap Growth Fund III (a)(b)	3,601,965	34,363
MidCap Value Fund I (a)	2,782,493	32,500
Preferred Securities Fund (a)	7,167,011	62,281
Real Estate Securities Fund (a)	4,248,459	67,848
SmallCap Growth Fund I (a)(b)	2,694,183	23,790
SmallCap Growth Fund III (a)(b)	2,685,721	25,675
SmallCap S&P 600 Index Fund (a)	1,509,069	23,149
SmallCap Value Fund (a)	1,758,253	27,165
SmallCap Value Fund I (a)	1,554,808	22,140

		1,759,428

TOTAL INVESTMENT COMPANIES	$1,759,428

Total Investments	$1,759,428
Other Assets in Excess of Liabilities, Net - 0.13%		2,263

TOTAL NET ASSETS - 100.00%	$1,761,691

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$26,182
Unrealized Depreciation		(216,512)

Net Unrealized Appreciation (Depreciation)		(190,330)
Cost for federal income tax purposes		1,949,758
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Domestic Equity Funds		60.50%
International Equity Funds		25.42%
Fixed Income Funds		13.95%
Other Assets in Excess of Liabilities, Net		0.13%

TOTAL NET ASSETS		100.00%

			Schedule of Investments
			Principal LifeTime 2040 Fund
			July 31, 2008 (unaudited)

Affiliated Securities

	October 31, 2007					Purchases				Sales		July 31, 2008

	Shares		Cost	(000)		Shares	Cost	(000)		Shares	Proceeds (000)	Shares		Cost	(000)

Bond & Mortgage Securities Fund	6,881,693	$		73,507		2,829,468		$28,744		37,794	$392	9,673,367	$		101,859
Disciplined LargeCap Blend Fund	10,956,904			161,920		6,076,918		89,067		69,506	982	16,964,316			250,005
High Yield Fund	1,682,748			14,880		135,251		1,120		1,817,999	14,799	-			-
High Yield Fund I	5,214,371			54,392		3,979,026		40,453		36,335	364	9,157,062			94,480
International Emerging Markets Fund	1,991,821			52,686		977,200		28,811		10,559	295	2,958,462			81,202
International Fund I	6,501,116			103,256		4,849,875		73,998		46,820	689	11,304,171			176,553
International Growth Fund	14,356,690			173,583		4,700,760		60,058		76,173	913	18,981,277			232,728
LargeCap Blend Fund I	9,699,711			94,998		4,082,269		37,424		57,462	516	13,724,518			131,901
LargeCap Growth Fund	10,458,590			76,524		3,890,481		34,550		54,426	479	14,294,645			110,595
LargeCap Growth Fund I	12,409,583			105,624		5,136,166		41,881		71,808	573	17,473,941			146,927
LargeCap Value Fund	4,859,107			57,442		2,592,030		29,326		31,876	349	7,419,261			86,419
LargeCap Value Fund I	4,412,985			61,888		1,939,802		24,945		26,990	342	6,325,797			86,489
LargeCap Value Fund III	4,104,731			54,841		2,184,961		28,495		27,951	356	6,261,741			82,980
MidCap Growth Fund III	2,348,024			23,468		1,267,318		13,302		13,377	136	3,601,965			36,633
MidCap Value Fund I	1,647,866			23,674		1,145,974		14,340		11,347	135	2,782,493			37,878
Preferred Securities Fund	4,987,053			52,914		2,209,822		21,114		29,864	286	7,167,011			73,742
Real Estate Securities Fund	2,107,526			45,248		2,160,322		36,724		19,389	307	4,248,459			81,665
SmallCap Growth Fund I	1,959,889			19,265		746,089		7,134		11,795	109	2,694,183			26,289
SmallCap Growth Fund III	1,950,444			22,485		747,134		8,022		11,857	123	2,685,721			30,384
SmallCap S&P 600 Index Fund	1,037,150			16,321		478,613		7,641		6,694	102	1,509,069			23,860
SmallCap Value Fund	1,262,514			21,759		503,848		8,008		8,109	123	1,758,253			29,644
SmallCap Value Fund I	1,094,727			20,414		467,721		7,083		7,640	110	1,554,808			27,387

	$1,331,089							$642,240			$22,480	$1,949,620

									Realized Gain/Loss			Realized Gain/Loss from
			Dividends						on Investments			Other Investment Companies
				(000	's)			(000	's)			(000	's)

Bond & Mortgage Securities Fund	$3,430							$-				$-
Disciplined LargeCap Blend Fund						2,360				-					21,933
High Yield Fund						702				-1,201					356
High Yield Fund I				1,808						-1					2
International Emerging Markets Fund						9,522				-					2,915
International Fund I				5,100						-12					7,820
International Growth Fund						8,390				-					11,632
LargeCap Blend Fund I				1,443						-5					2,646
LargeCap Growth Fund						465				-					1,850
LargeCap Growth Fund I				1,240						-5					4,096
LargeCap Value Fund						2,028				-					4,474
LargeCap Value Fund I						1,391				-2					1,037
LargeCap Value Fund III						1,967				-					3,396
MidCap Growth Fund III						48				-1					1,856
MidCap Value Fund I						966				-1					1,975
Preferred Securities Fund				2,723						-					-
Real Estate Securities Fund						1,771				-					12,084
SmallCap Growth Fund I						543				-1					1,224
SmallCap Growth Fund III						967				-					1,072
SmallCap S&P 600 Index Fund						415				-					1,420
SmallCap Value Fund						827				-					1,199
SmallCap Value Fund I						766				-					949

	$48,872							$-1,229				$83,936

Schedule of Investments Principal LifeTime 2045 Fund July 31, 2008 (unaudited)

	Shares	Value
	Held	(000	's)

INVESTMENT COMPANIES (99.31%)
Principal Funds, Inc. Institutional Class (99.31%)
Bond & Mortgage Securities Fund (a)	15,164	$145
Disciplined LargeCap Blend Fund (a)	42,902	560
High Yield Fund I (a)	22,919	229
International Emerging Markets Fund (a)	7,098	179
International Fund I (a)	55,389	763
International Growth Fund (a)	13,895	159
LargeCap Blend Fund I (a)	35,911	301
LargeCap Growth Fund (a)	40,111	335
LargeCap Growth Fund I (a)	44,323	343
LargeCap Value Fund (a)	21,792	222
LargeCap Value Fund I (a)	19,076	221
LargeCap Value Fund III (a)	19,471	215
MidCap Growth Fund III (a)(b)	10,883	104
MidCap Value Fund I (a)	9,015	105
Preferred Securities Fund (a)	16,845	146
Real Estate Securities Fund (a)	11,421	182
SmallCap Growth Fund I (a)(b)	5,254	46
SmallCap Growth Fund III (a)(b)	4,765	46
SmallCap S&P 600 Index Fund (a)	2,444	38
SmallCap Value Fund (a)	3,056	47
SmallCap Value Fund I (a)	3,273	47

		4,433

TOTAL INVESTMENT COMPANIES	$4,433

Total Investments	$4,433
Other Assets in Excess of Liabilities, Net - 0.69%		31

TOTAL NET ASSETS - 100.00%	$4,464

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$20
Unrealized Depreciation		(237)

Net Unrealized Appreciation (Depreciation)		(217)
Cost for federal income tax purposes		4,650
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Domestic Equity Funds		62.99%
International Equity Funds		24.68%
Fixed Income Funds		11.64%
Other Assets in Excess of Liabilities, Net		0.69%

TOTAL NET ASSETS		100.00%

		Schedule of Investments
		Principal LifeTime 2045 Fund
					July 31, 2008 (unaudited)

Affiliated Securities

	October 31, 2007					Purchases					Sales		July 31, 2008

	Shares	Cost	(000)		Shares		Cost	(000)		Shares	Proceeds (000)		Shares		Cost	(000)

Bond & Mortgage Securities Fund			- $		-	15,356		$151		192		$2	15,164	$		149
Disciplined LargeCap Blend Fund			-		-	43,448		598		546		8	42,902			590
High Yield Fund I			-		-	23,208		235		289		3	22,919			232
International Emerging Markets Fund			-		-	7,190		198		92		3	7,098			195
International Fund I			-		-	56,248		830		859		13	55,389			817
International Growth Fund			-		-	13,895		163		-		-	13,895			163
LargeCap Blend Fund I			-		-	36,367		320		456		4	35,911			316
LargeCap Growth Fund			-		-	40,620		352		509		5	40,111			347
LargeCap Growth Fund I			-		-	44,882		358		559		5	44,323			353
LargeCap Value Fund			-		-	22,070		234		278		2	21,792			232
LargeCap Value Fund I			-		-	19,319		235		243		3	19,076			232
LargeCap Value Fund III			-		-	19,722		235		251		3	19,471			232
MidCap Growth Fund III			-		-	11,023		112		140		1	10,883			111
MidCap Value Fund I			-		-	9,130		112		115		1	9,015			111
Preferred Securities Fund			-		-	17,059		156		214		2	16,845			154
Real Estate Securities Fund			-		-	11,563		189		142		2	11,421			187
SmallCap Growth Fund I			-		-	5,320		48		66		1	5,254			47
SmallCap Growth Fund III			-		-	4,824		48		59		1	4,765			47
SmallCap S&P 600 Index Fund			-		-	2,475		38		31		-	2,444			38
SmallCap Value Fund			-		-	3,093		48		37		1	3,056			47
SmallCap Value Fund I			-		-	3,314		48		41		1	3,273			47

			$-					$4,708				$61	$4,647

									Realized Gain/Loss			Realized Gain/Loss from
		Dividends							on Investments			Other Investment Companies
			(000	's)				(000	's)				(000	's)

Bond & Mortgage Securities Fund			$1					$-				$-
Disciplined LargeCap Blend Fund					-						-					-
High Yield Fund I					-						-					-
International Emerging Markets Fund					-						-					-
International Fund I					-						-					-
International Growth Fund					-						-					-
LargeCap Blend Fund I					-						-					-
LargeCap Growth Fund					-						-					-
LargeCap Growth Fund I					-						-					-
LargeCap Value Fund					-						-					-
LargeCap Value Fund I					-						-					-
LargeCap Value Fund III					-						-					-
MidCap Growth Fund III					-						-					-
MidCap Value Fund I					-						-					-
Preferred Securities Fund					2						-					-
Real Estate Securities Fund					1						-					-
SmallCap Growth Fund I					-						-					-
SmallCap Growth Fund III					-						-					-
SmallCap S&P 600 Index Fund					-						-					-
SmallCap Value Fund					-						-					-
SmallCap Value Fund I					-						-					-

			$4					$-				$-

Schedule of Investments Principal LifeTime 2050 Fund July 31, 2008 (unaudited)

	Shares	Value
	Held	(000	's)

INVESTMENT COMPANIES (99.93%)
Principal Funds, Inc. Institutional Class (99.93%)
Bond & Mortgage Securities Fund (a)	1,620,783	$15,462
Disciplined LargeCap Blend Fund (a)	6,913,618	90,154
High Yield Fund I (a)	3,881,603	38,700
International Emerging Markets Fund (a)	1,242,689	31,378
International Fund I (a)	4,731,259	65,197
International Growth Fund (a)	8,238,471	94,330
LargeCap Blend Fund I (a)	5,573,718	46,763
LargeCap Growth Fund (a)	6,354,815	53,126
LargeCap Growth Fund I (a)	7,503,126	58,074
LargeCap Value Fund (a)	3,222,435	32,740
LargeCap Value Fund I (a)	2,829,477	32,822
LargeCap Value Fund III (a)	2,697,717	29,837
MidCap Growth Fund III (a)(b)	1,568,863	14,967
MidCap Value Fund I (a)	1,206,551	14,093
Preferred Securities Fund (a)	2,417,189	21,005
Real Estate Securities Fund (a)	1,699,440	27,140
SmallCap Growth Fund I (a)(b)	1,380,610	12,191
SmallCap Growth Fund III (a)(b)	1,163,906	11,127
SmallCap S&P 600 Index Fund (a)	523,904	8,037
SmallCap Value Fund (a)	760,031	11,742
SmallCap Value Fund I (a)	795,352	11,326

		720,211

TOTAL INVESTMENT COMPANIES	$720,211

Total Investments	$720,211
Other Assets in Excess of Liabilities, Net - 0.07%		485

TOTAL NET ASSETS - 100.00%	$720,696

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$12,590
Unrealized Depreciation		(89,546)

Net Unrealized Appreciation (Depreciation)		(76,956)
Cost for federal income tax purposes		797,167
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Domestic Equity Funds		63.01%
International Equity Funds		26.49%
Fixed Income Funds		10.43%
Other Assets in Excess of Liabilities, Net		0.07%

TOTAL NET ASSETS		100.00%

			Schedule of Investments
			Principal LifeTime 2050 Fund
			July 31, 2008 (unaudited)

Affiliated Securities

	October 31, 2007					Purchases				Sales		July 31, 2008

	Shares		Cost	(000)		Shares	Cost	(000)		Shares	Proceeds (000)	Shares		Cost	(000)

Bond & Mortgage Securities Fund	1,181,248	$		12,707		452,825		$4,601		13,290	$137	1,620,783	$		17,171
Disciplined LargeCap Blend Fund	4,550,391			66,174		2,422,848		35,712		59,621	836	6,913,618			101,050
High Yield Fund	743,677			6,576		59,773		495		803,450	6,540	-			-
High Yield Fund I	2,242,527			23,401		1,671,530		17,017		32,454	325	3,881,603			40,092
International Emerging Markets Fund	838,611			22,337		413,795		12,272		9,717	268	1,242,689			34,341
International Fund I	2,738,525			43,473		2,037,551		31,209		44,817	653	4,731,259			74,017
International Growth Fund	6,338,695			74,926		1,965,770		25,364		65,994	783	8,238,471			99,507
LargeCap Blend Fund I	4,003,696			39,012		1,619,730		14,907		49,708	444	5,573,718			53,467
LargeCap Growth Fund	4,729,498			34,334		1,676,638		14,930		51,321	450	6,354,815			48,814
LargeCap Growth Fund I	5,416,242			46,072		2,151,683		17,628		64,799	516	7,503,126			63,177
LargeCap Value Fund	2,142,878			25,081		1,109,230		12,614		29,673	322	3,222,435			37,373
LargeCap Value Fund I	2,016,280			28,220		838,814		10,837		25,617	321	2,829,477			38,731
LargeCap Value Fund III	1,800,675			23,616		922,672		12,092		25,630	322	2,697,717			35,386
MidCap Growth Fund III	1,045,781			10,352		535,495		5,640		12,413	125	1,568,863			15,867
MidCap Value Fund I	731,525			10,451		485,528		6,104		10,502	125	1,206,551			16,428
Preferred Securities Fund	1,729,719			18,382		708,288		6,774		20,818	198	2,417,189			24,958
Real Estate Securities Fund	886,867			21,328		829,422		14,269		16,849	264	1,699,440			35,333
SmallCap Growth Fund I	1,035,972			10,152		356,537		3,443		11,899	110	1,380,610			13,483
SmallCap Growth Fund III	852,347			9,677		322,331		3,482		10,772	112	1,163,906			13,047
SmallCap S&P 600 Index Fund	366,327			5,479		162,432		2,612		4,855	74	523,904			8,017
SmallCap Value Fund	550,271			9,377		217,089		3,474		7,329	112	760,031			12,739
SmallCap Value Fund I	579,475			10,744		223,572		3,417		7,695	110	795,352			14,050

	$551,871							$258,893			$13,147	$797,048

									Realized Gain/Loss			Realized Gain/Loss from
			Dividends						on Investments			Other Investment Companies
				(000	's)			(000	's)			(000	's)

Bond & Mortgage Securities Fund	$582							$-				$-
Disciplined LargeCap Blend Fund						986				-					9,198
High Yield Fund						310				-531					157
High Yield Fund I						783				-1					1
International Emerging Markets Fund						4,042				-					1,238
International Fund I				2,164						-12					3,323
International Growth Fund						3,736				-					5,184
LargeCap Blend Fund I						599				-8					1,102
LargeCap Growth Fund						212				-					843
LargeCap Growth Fund I						545				-7					1,801
LargeCap Value Fund						902				-					1,993
LargeCap Value Fund I						640				-5					478
LargeCap Value Fund III						869				-					1,504
MidCap Growth Fund III						21				-					832
MidCap Value Fund I						433				-2					885
Preferred Securities Fund						928				-					-
Real Estate Securities Fund						731				-					5,116
SmallCap Growth Fund I						289				-2					651
SmallCap Growth Fund III						427				-					473
SmallCap S&P 600 Index Fund						148				-					507
SmallCap Value Fund						364				-					528
SmallCap Value Fund I						408				-1					507

	$20,119							$-569				$36,321

Schedule of Investments Principal LifeTime 2055 Fund July 31, 2008 (unaudited)

	Shares	Value
	Held	(000	's)

INVESTMENT COMPANIES (100.46%)
Principal Funds, Inc. Institutional Class (100.46%)
Bond & Mortgage Securities Fund (a)	1,891	$18
Disciplined LargeCap Blend Fund (a)	8,326	109
High Yield Fund I (a)	4,567	46
International Emerging Markets Fund (a)	1,413	36
International Fund I (a)	10,041	138
International Growth Fund (a)	4,147	48
LargeCap Blend Fund I (a)	7,063	59
LargeCap Growth Fund (a)	8,124	68
LargeCap Growth Fund I (a)	9,027	70
LargeCap Value Fund (a)	4,414	45
LargeCap Value Fund I (a)	3,866	45
LargeCap Value Fund III (a)	3,907	43
MidCap Growth Fund III (a)(b)	2,086	20
MidCap Value Fund I (a)	1,748	20
Preferred Securities Fund (a)	3,030	26
Real Estate Securities Fund (a)	2,244	36
SmallCap Growth Fund I (a)(b)	1,135	10
SmallCap Growth Fund III (a)(b)	1,097	10
SmallCap S&P 600 Index Fund (a)	456	7
SmallCap Value Fund (a)	712	11
SmallCap Value Fund I (a)	700	10

		875

TOTAL INVESTMENT COMPANIES	$875

Total Investments	$875
Liabilities in Excess of Other Assets, Net - (0.46)%		(4)

TOTAL NET ASSETS - 100.00%	$871

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$2
Unrealized Depreciation		(54)

Net Unrealized Appreciation (Depreciation)		(52)
Cost for federal income tax purposes		927
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Domestic Equity Funds		64.67%
International Equity Funds		25.45%
Fixed Income Funds		10.34%
Liabilities in Excess of Other Assets, Net		(0.46%)

TOTAL NET ASSETS		100.00%

		Schedule of Investments
		Principal LifeTime 2055 Fund
					July 31, 2008 (unaudited)

Affiliated Securities

	October 31, 2007					Purchases				Sales		July 31, 2008

	Shares	Cost	(000)		Shares		Cost	(000)		Shares	Proceeds (000)	Shares		Cost	(000)

Bond & Mortgage Securities Fund			- $		-	2,453		$24		562	$5	1,891	$		19
Disciplined LargeCap Blend Fund			-		-	10,896		150		2,570	33	8,326			116
High Yield Fund I			-		-	5,916		60		1,349	14	4,567			46
International Emerging Markets Fund			-		-	1,865		51		452	12	1,413			39
International Fund I			-		-	14,177		209		4,136	58	10,041			151
International Growth Fund			-		-	4,147		49		-	-	4,147			49
LargeCap Blend Fund I			-		-	9,243		81		2,180	18	7,063			63
LargeCap Growth Fund			-		-	10,661		92		2,537	21	8,124			71
LargeCap Growth Fund I			-		-	11,751		93		2,724	21	9,027			72
LargeCap Value Fund			-		-	5,791		62		1,377	14	4,414			48
LargeCap Value Fund I			-		-	5,074		62		1,208	14	3,866			48
LargeCap Value Fund III			-		-	5,159		62		1,252	14	3,907			48
MidCap Growth Fund III			-		-	2,758		28		672	7	2,086			21
MidCap Value Fund I			-		-	2,298		28		550	6	1,748			22
Preferred Securities Fund			-		-	3,944		36		914	8	3,030			28
Real Estate Securities Fund			-		-	2,931		48		687	11	2,244			37
SmallCap Growth Fund I			-		-	1,441		13		306	3	1,135			10
SmallCap Growth Fund III			-		-	1,405		14		308	3	1,097			11
SmallCap S&P 600 Index Fund			-		-	580		9		124	2	456			7
SmallCap Value Fund			-		-	906		14		194	3	712			11
SmallCap Value Fund I			-		-	891		13		191	3	700			10

			$-					$1,198			$270	$927

									Realized Gain/Loss			Realized Gain/Loss from
		Dividends							on Investments			Other Investment Companies
			(000	's)				(000	's)			(000	's)

Bond & Mortgage Securities Fund			$-					$-			$-
Disciplined LargeCap Blend Fund					-					-1					-
High Yield Fund I					-					-					-
International Emerging Markets Fund					-					-					-
International Fund I					-					-					-
International Growth Fund					-					-					-
LargeCap Blend Fund I					-					-					-
LargeCap Growth Fund					-					-					-
LargeCap Growth Fund I					-					-					-
LargeCap Value Fund					-					-					-
LargeCap Value Fund I					-					-					-
LargeCap Value Fund III					-					-					-
MidCap Growth Fund III					-					-					-
MidCap Value Fund I					-					-					-
Preferred Securities Fund					1					-					-
Real Estate Securities Fund					-					-					-
SmallCap Growth Fund I					-					-					-
SmallCap Growth Fund III					-					-					-
SmallCap S&P 600 Index Fund					-					-					-
SmallCap Value Fund					-					-					-
SmallCap Value Fund I					-					-					-

			$1					$-1			$-

     Schedule of Investments Principal LifeTime Strategic Income Fund

July 31, 2008 (unaudited)

	Shares	Value
	Held	(000	's)

INVESTMENT COMPANIES (99.76%)
Principal Funds, Inc. Institutional Class (99.76%)
Bond & Mortgage Securities Fund (a)	25,485,812	$243,135
Disciplined LargeCap Blend Fund (a)	1,502,381	19,591
High Yield Fund I (a)	199,864	1,993
Inflation Protection Fund (a)	9,084,035	76,397
International Emerging Markets Fund (a)	67,579	1,706
International Fund I (a)	910,915	12,552
International Growth Fund (a)	1,782,593	20,411
LargeCap Blend Fund I (a)	1,336,757	11,215
LargeCap Growth Fund (a)	1,274,087	10,651
LargeCap Growth Fund I (a)	1,122,864	8,691
LargeCap Value Fund (a)	800,244	8,130
LargeCap Value Fund I (a)	78,214	907
LargeCap Value Fund III (a)	794,131	8,783
MidCap Growth Fund III (a)(b)	186,275	1,777
MidCap Value Fund I (a)	154,848	1,809
Money Market Fund (a)	290,014	290
Preferred Securities Fund (a)	4,310,979	37,462
Real Estate Securities Fund (a)	1,676,385	26,772
SmallCap S&P 600 Index Fund (a)	594,765	9,124
Ultra Short Bond Fund (a)	8,248,496	67,803

		569,199

TOTAL INVESTMENT COMPANIES	$569,199

Total Investments	$569,199
Other Assets in Excess of Liabilities, Net - 0.24%		1,376

TOTAL NET ASSETS - 100.00%	$570,575

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$7,883
Unrealized Depreciation		(75,711)

Net Unrealized Appreciation (Depreciation)		(67,828)
Cost for federal income tax purposes		637,027
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Fixed Income Funds		74.85%
Domestic Equity Funds		18.83%
International Equity Funds		6.08%
Other Assets in Excess of Liabilities, Net		0.24%

TOTAL NET ASSETS		100.00%

			Schedule of Investments
	Principal LifeTime Strategic Income Fund
			July 31, 2008 (unaudited)

Affiliated Securities

	October 31, 2007					Purchases				Sales		July 31, 2008

	Shares		Cost	(000)		Shares	Cost	(000)		Shares	Proceeds (000)	Shares		Cost	(000)

Bond & Mortgage Securities Fund	22,944,458	$		245,548		8,150,036		$83,902		5,608,682	$56,976	25,485,812	$		272,075
Disciplined LargeCap Blend Fund	1,191,068			16,326		623,040		9,216		311,727	4,382	1,502,381			21,160
High Yield Fund I	-			-		302,961		3,041		103,097	1,047	199,864			1,996
Inflation Protection Fund	7,733,409			73,809		2,991,418		27,779		1,640,792	15,094	9,084,035			86,472
International Emerging Markets Fund	-			-		80,129		2,166		12,550	349	67,579			1,818
International Fund I	744,410			11,663		417,915		6,455		251,410	3,720	910,915			14,384
International Growth Fund	1,499,535			15,584		545,579		6,976		262,521	3,176	1,782,593			19,401
LargeCap Blend Fund I	1,233,522			11,960		381,850		3,536		278,615	2,500	1,336,757			12,963
LargeCap Growth Fund	1,135,574			7,353		365,690		3,292		227,177	1,983	1,274,087			8,665
LargeCap Growth Fund I	960,708			8,103		401,133		3,297		238,977	1,897	1,122,864			9,480
LargeCap Value Fund	643,546			7,163		314,314		3,599		157,616	1,723	800,244			9,036
LargeCap Value Fund I	-			-		106,646		1,292		28,432	350	78,214			944
LargeCap Value Fund III	590,376			7,168		347,061		4,535		143,306	1,808	794,131			9,888
MidCap Growth Fund III	-			-		206,733		2,050		20,458	210	186,275			1,841
MidCap Value Fund I	-			-		171,810		2,050		16,962	210	154,848			1,840
Money Market Fund	-			-		8,503,203		8,503		8,213,189	8,213	290,014			290
Preferred Securities Fund	3,679,648			39,593		1,518,863		14,564		887,532	8,453	4,310,979			45,652
Real Estate Securities Fund	982,146			15,999		1,074,781		18,123		380,542	6,037	1,676,385			28,085
SmallCap S&P 600 Index Fund	480,182			7,061		235,654		3,771		121,071	1,843	594,765			8,987
Ultra Short Bond Fund	7,030,429			70,536		1,977,535		18,367		759,468	7,081	8,248,496			81,814

	$537,866							$226,514			$127,052	$636,791

									Realized Gain/Loss			Realized Gain/Loss from
			Dividends						on Investments			Other Investment Companies
				(000	's)			(000	's)			(000	's)

Bond & Mortgage Securities Fund	$10,385							$-399				$-
Disciplined LargeCap Blend Fund						248				-					2,365
High Yield Fund I						-				2					-
Inflation Protection Fund				6,811						-22					-
International Emerging Markets Fund						-				1					-
International Fund I						576				-14					891
International Growth Fund						862				17					1,203
LargeCap Blend Fund I						175				-33					323
LargeCap Growth Fund						49				3					197
LargeCap Growth Fund I						94				-23					310
LargeCap Value Fund						263				-3					589
LargeCap Value Fund I						-				2					-
LargeCap Value Fund III						276				-7					485
MidCap Growth Fund III						-				1					-
MidCap Value Fund I						-				-					-
Money Market Fund						6				-					-
Preferred Securities Fund				1,807						-52					-
Real Estate Securities Fund						787				-					5,612
SmallCap S&P 600 Index Fund						189				-2					653
Ultra Short Bond Fund				2,667						-8					-

	$25,195							$-537				$12,628

		Schedule of Investments
	Real Estate Securities Fund
		July 31, 2008 (unaudited)

	Shares	Value				Shares		Value
	Held	(000	's)			Held		(000	's)

COMMON STOCKS (96.19%)					COMMON STOCKS (continued)
Hotels & Motels (0.67%)				REITS	- Single Tenant (2.00%)
Marriott International Inc/DE (a)	194,110	$5,029			National Retail Properties Inc	1,458,330		$30,829
Starwood Hotels & Resorts Worldwide Inc (a)	153,161	5,252

		10,281		REITS	- Storage (6.02%)

					Public Storage (a)	1,133,500		92,822
REITS - Apartments (15.88%)
American Campus Communities Inc (a)	405,490	11,873		REITS	- Warehouse & Industrial (8.86%)
AvalonBay Communities Inc (a)	636,576	63,473			AMB Property Corp (a)	870,971		42,643
Equity Residential	1,244,680	53,733			Prologis (a)	1,922,035		93,949

Essex Property Trust Inc (a)	451,909	54,839						136,592

Home Properties Inc (a)	502,290	27,636
Mid-America Apartment Communities Inc (a)	578,780	33,262			TOTAL COMMON STOCKS		$1,482,593

		244,816				Principal

						Amount		Value
REITS - Diversified (9.62%)						(000	's)	(000	's)

Digital Realty Trust Inc (a)	683,530	29,330
					SHORT TERM INVESTMENTS (3.81%)
Entertainment Properties Trust (a)	745,172	39,971			Commercial Paper (3.81%)
Vornado Realty Trust (a)	830,160	78,924			Investment in Joint Trading Account; HSBC

		148,225		Funding

REITS - Healthcare (10.85%)					2.12%, 8/ 1/2008	$29,372		$29,372
HCP Inc (a)	198,110	7,146			Investment in Joint Trading Account;
					Prudential Funding
Health Care REIT Inc (a)	752,948	37,549			2.12%, 8/ 1/2008	29,373		29,373

LTC Properties Inc	408,580	11,943						58,745

Nationwide Health Properties Inc (a)	1,507,840	55,956
Ventas Inc (a)	1,218,794	54,675			TOTAL SHORT TERM INVESTMENTS		$58,745

		167,269			REPURCHASE AGREEMENTS (15.16%)

REITS - Hotels (2.13%)					Money Center Banks (15.16%)
Host Hotels & Resorts Inc	2,051,662	26,897			Deutsche Bank Repurchase Agreement;
					2.18% dated 07/31/08 maturing 08/01/08
Sunstone Hotel Investors Inc (a)	453,270	5,866			(collateralized by U.S. Government

		32,763			Agency Issues; $236,899,000; 0.00% -

					6.625%; dated 08/01/08 - 07/15/16) (b)	$235,041		$233,626

REITS - Office Property (13.03%)
Alexandria Real Estate Equities Inc (a)	353,779	36,531			TOTAL REPURCHASE AGREEMENTS		$233,626

Boston Properties Inc (a)	1,187,211	114,198			Total Investments		$1,774,964
Douglas Emmett Inc (a)	847,798	19,948		Liabilities in Excess of Other Assets, Net - (15.16)%				(233,609)

SL Green Realty Corp (a)	362,800	30,236			TOTAL NET ASSETS - 100.00%		$1,541,355

		200,913

REITS - Regional Malls (15.02%)				(a)		Security or a portion of the security was on loan at the end of the period.
General Growth Properties Inc	1,328,229	36,407		(b)		Security was purchased with the cash proceeds from securities loans.
Simon Property Group Inc	1,701,298	157,591
Taubman Centers Inc (a)	781,035	37,490			Unrealized Appreciation (Depreciation)

		231,488		The net federal income tax unrealized appreciation (depreciation) and federal tax cost

REITS - Shopping Centers (12.11%)				of investments held by the fund as of the period end were as follows:
Acadia Realty Trust (a)	995,576	22,590			Unrealized Appreciation		$100,463
Federal Realty Investment Trust (a)	735,468	53,402			Unrealized Depreciation			(162,243)

Kimco Realty Corp (a)	1,789,330	63,145			Net Unrealized Appreciation (Depreciation)			(61,780)
Saul Centers Inc (a)	276,000	13,378			Cost for federal income tax purposes			1,836,744
Tanger Factory Outlet Centers	912,690	34,080		All dollar amounts are shown in thousands (000's)

		186,595

Schedule of Investments Real Estate Securities Fund July 31, 2008 (unaudited)

Portfolio Summary (unaudited)

REIT	Percent

REITS - Apartments	15.88%
Money Center Banks	15.16%
REITS - Regional Malls	15.02%
REITS - Office Property	13.03%
REITS - Shopping Centers	12.11%
REITS - Healthcare	10.85%
REITS - Diversified	9.62%
REITS - Warehouse & Industrial	8.86%
REITS - Storage	6.02%
REITS - Hotels	2.12%
REITS - Single Tenant	2.00%
Finance - Other Services	1.91%
Special Purpose Entity	1.91%
Hotels & Motels	0.67%
Liabilities in Excess of Other Assets, Net	(15.16%)

TOTAL NET ASSETS	100.00%

Schedule of Investments SAM Balanced Portfolio July 31, 2008 (unaudited)

	Shares	Value
	Held	(000	's)

INVESTMENT COMPANIES (100.11%)
Principal Funds, Inc. Institutional Class (100.11%)
Disciplined LargeCap Blend Fund (a)	24,806,352	$323,475
Diversified International Fund (a)	23,252,361	277,866
Equity Income Fund (a)	29,825,856	524,338
High Yield Fund (a)	22,063,442	170,330
Income Fund (a)	51,123,235	445,283
International Emerging Markets Fund (a)	3,065,559	77,405
LargeCap Growth Fund (a)	61,696,180	515,780
LargeCap Growth Fund II (a)(b)	30,807,231	247,074
MidCap Stock Fund (a)	8,192,334	124,687
Money Market Fund (a)	45,491,557	45,492
Mortgage Securities Fund (a)	66,775,632	698,473
Preferred Securities Fund (a)	14,156,877	123,023
Real Estate Securities Fund (a)	5,315,266	84,885
Short Term Income Fund (a)	18,647,892	215,756
SmallCap Growth Fund (a)(b)	7,688,964	60,897
SmallCap Value Fund (a)	2,774,096	42,860
West Coast Equity Fund (a)	4,720,852	186,946

		4,164,570

TOTAL INVESTMENT COMPANIES	$4,164,570

Total Investments	$4,164,570
Liabilities in Excess of Other Assets, Net - (0.11)%		(4,581)

TOTAL NET ASSETS - 100.00%	$4,159,989

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$276,087
Unrealized Depreciation		(151,510)

Net Unrealized Appreciation (Depreciation)		124,577
Cost for federal income tax purposes		4,039,993
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Domestic Equity Funds		50.74%
Fixed Income Funds		40.83%
International Equity Funds		8.54%
Liabilities in Excess of Other Assets, Net		(0.11%)

TOTAL NET ASSETS		100.00%

Schedule of Investments SAM Balanced Portfolio July 31, 2008 (unaudited)

Affiliated Securities

	October 31, 2007					Purchases			Sales			July 31, 2008

	Shares		Cost	(000)		Shares	Cost	(000)	Shares		Proceeds (000)	Shares		Cost	(000)

Disciplined LargeCap Blend Fund	30,213,300	$		411,746		3,789,285		$58,658	9,196,233		$146,804	24,806,352	$		329,767
Diversified International Fund	22,541,978			244,408		3,461,993		47,804	2,751,610		41,894	23,252,361			255,090
Equity Income Fund	28,989,689			496,473		3,520,478		72,875	2,684,311		57,751	29,825,856			509,503
High Yield Fund	24,894,467			196,251		2,193,771		18,113	5,024,796		41,651	22,063,442			171,183
Income Fund	53,730,288			489,287		3,509,950		31,745	6,117,003		55,081	51,123,235			463,376
International Emerging Markets Fund	2,736,657			70,791		550,493		16,651	221,591		7,802	3,065,559			81,352
LargeCap Growth Fund	92,645,724			604,721		1,780,253		16,730	32,729,797		315,248	61,696,180			376,881
LargeCap Growth Fund II	-			-		31,933,965		292,798	1,126,734		9,397	30,807,231			281,918
MidCap Stock Fund	8,367,725			101,772		1,364,685		23,363	1,540,076		28,718	8,192,334			100,468
Money Market Fund	24,764,421			24,765		46,976,254		46,976	26,249,118		26,249	45,491,557			45,492
Mortgage Securities Fund	76,279,192			816,724		2,823,748		30,080	12,327,308		130,946	66,775,632			712,076
Preferred Securities Fund	-			-		15,378,644		146,147	1,221,767		11,614	14,156,877			134,308
Real Estate Securities Fund	4,578,577			75,651		1,484,396		25,940	747,707		15,023	5,315,266			86,363
Short Term Income Fund	3,567,322			41,401		16,761,039		194,449	1,680,469		19,622	18,647,892			216,021
SmallCap Growth Fund	9,331,987			49,383		549,066		5,009	2,192,089		20,991	7,688,964			39,257
SmallCap Value Fund	4,294,667			74,526		331,144		5,515	1,851,715		31,393	2,774,096			47,686
West Coast Equity Fund	5,013,322			158,104		407,171		18,273	699,641		31,444	4,720,852			148,121

	$3,856,003							$1,051,126			$991,628	$3,998,862

								Realized Gain/Loss				Realized Gain/Loss from
			Dividends					on Investments				Other Investment Companies
				(000	's)			(000		's)		(000	's)

Disciplined LargeCap Blend Fund	$4,476							$6,167				$50,797
Diversified International Fund				13,835					4,772						30,510
Equity Income Fund				28,479					-2,094						37,477
High Yield Fund				11,896					-1,530						4,622
Income Fund				20,438					-2,575						-
International Emerging Markets Fund				11,789					1,712						3,611
LargeCap Growth Fund						2,617			70,678						10,523
LargeCap Growth Fund II						3,879			-1,483						3,678
MidCap Stock Fund				3,312					4,051						18,374
Money Market Fund				1,196					-						-
Mortgage Securities Fund				28,535					-3,782						-
Preferred Securities Fund						5,688			-225						-
Real Estate Securities Fund				2,881					-205						22,186
Short Term Income Fund				6,222					-207						-
SmallCap Growth Fund						-			5,856						4,201
SmallCap Value Fund						1,989			-962						3,148
West Coast Equity Fund						1,871			3,188						14,583

	$149,103							$83,361				$203,710

Schedule of Investments SAM Conservative Balanced Portfolio

July 31, 2008 (unaudited)

	Shares	Value
	Held	(000	's)

INVESTMENT COMPANIES (99.81%)
Principal Funds, Inc. Institutional Class (99.81%)
Disciplined LargeCap Blend Fund (a)	2,448,926	$31,934
Diversified International Fund (a)	2,510,825	30,004
Equity Income Fund (a)	3,089,381	54,311
High Yield Fund (a)	4,911,790	37,919
Income Fund (a)	13,037,651	113,558
International Emerging Markets Fund (a)	333,256	8,415
LargeCap Growth Fund (a)	6,214,771	51,955
LargeCap Growth Fund II (a)(b)	3,253,096	26,090
MidCap Stock Fund (a)	986,500	15,015
Money Market Fund (a)	6,901,223	6,901
Mortgage Securities Fund (a)	16,382,782	171,364
Preferred Securities Fund (a)	2,565,701	22,296
Real Estate Securities Fund (a)	581,413	9,285
Short Term Income Fund (a)	4,269,323	49,396
SmallCap Growth Fund (a)(b)	808,007	6,399
SmallCap Value Fund (a)	215,963	3,337
West Coast Equity Fund (a)	523,988	20,750

		658,929

TOTAL INVESTMENT COMPANIES	$658,929

Total Investments	$658,929
Other Assets in Excess of Liabilities, Net - 0.19%		1,267

TOTAL NET ASSETS - 100.00%	$660,196

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$26,025
Unrealized Depreciation		(23,463)

Net Unrealized Appreciation (Depreciation)		2,562
Cost for federal income tax purposes		656,367
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Fixed Income Funds		60.81%
Domestic Equity Funds		33.18%
International Equity Funds		5.82%
Other Assets in Excess of Liabilities, Net		0.19%

TOTAL NET ASSETS		100.00%

			Schedule of Investments
			SAM Conservative Balanced Portfolio
			July 31, 2008 (unaudited)

Affiliated Securities

	October 31, 2007					Purchases				Sales		July 31, 2008

	Shares		Cost	(000)		Shares	Cost	(000)		Shares	Proceeds (000)	Shares		Cost	(000)

Disciplined LargeCap Blend Fund	2,764,103	$		36,651		686,497		$10,110		1,001,674	$15,618	2,448,926	$		31,629
Diversified International Fund	2,044,558			21,303		675,499		8,895		209,232	3,093	2,510,825			27,484
Equity Income Fund	2,660,908			44,711		748,140		14,710		319,667	6,946	3,089,381			52,725
High Yield Fund	4,288,079			33,018		868,885		7,105		245,174	1,985	4,911,790			38,049
Income Fund	12,522,870			115,003		1,682,231		15,185		1,167,450	10,516	13,037,651			119,194
International Emerging Markets Fund	244,691			6,248		106,006		3,096		17,441	544	333,256			8,805
LargeCap Growth Fund	8,296,270			53,715		995,072		8,649		3,076,571	29,833	6,214,771			39,113
LargeCap Growth Fund II	-			-		3,374,791		30,529		121,695	1,015	3,253,096			29,355
MidCap Stock Fund	808,101			11,338		273,024		4,475		94,625	1,741	986,500			14,156
Money Market Fund	26,690			27		9,151,318		9,151		2,276,785	2,277	6,901,223			6,901
Mortgage Securities Fund	15,861,519			170,632		1,923,772		20,501		1,402,509	14,853	16,382,782			175,746
Preferred Securities Fund	-			-		2,634,785		24,803		69,084	645	2,565,701			24,128
Real Estate Securities Fund	446,133			7,724		209,031		3,557		73,751	1,539	581,413			9,679
Short Term Income Fund	3,003,445			35,288		1,471,442		17,107		205,564	2,390	4,269,323			49,936
SmallCap Growth Fund	800,508			3,925		178,492		1,492		170,993	1,597	808,007			4,181
SmallCap Value Fund	397,669			6,941		66,848		1,076		248,554	4,001	215,963			3,631
West Coast Equity Fund	462,514			13,768		104,055		4,399		42,581	1,887	523,988			16,347

	$560,292							$184,840			$100,480	$651,059

									Realized Gain/Loss			Realized Gain/Loss from
			Dividends						on Investments			Other Investment Companies
				(000	's)			(000	's)			(000	's)

Disciplined LargeCap Blend Fund	$384							$486				$4,946
Diversified International Fund						1,297				379					2,858
Equity Income Fund				2,616						250					3,330
High Yield Fund				2,424						-89					902
Income Fund				4,887						-478					-
International Emerging Markets Fund				1,123						5					344
LargeCap Growth Fund						228				6,582					914
LargeCap Growth Fund II						296				-159					281
MidCap Stock Fund						344				84					1,908
Money Market Fund						150				-					-
Mortgage Securities Fund				6,446						-534					-
Preferred Securities Fund						963				-30					-
Real Estate Securities Fund						285				-63					2,112
Short Term Income Fund				1,447						-69					-
SmallCap Growth Fund						-				361					376
SmallCap Value Fund						202				-385					358
West Coast Equity Fund						180				67					1,404

	$23,272							$6,407				$19,733

Schedule of Investments SAM Conservative Growth Portfolio

July 31, 2008 (unaudited)

	Shares	Value
	Held	(000	's)

INVESTMENT COMPANIES (100.09%)
Principal Funds, Inc. Institutional Class (100.09%)
Disciplined LargeCap Blend Fund (a)	25,997,764	$339,011
Diversified International Fund (a)	26,569,710	317,508
Equity Income Fund (a)	31,186,517	548,259
High Yield Fund (a)	11,205,275	86,505
Income Fund (a)	17,558,236	152,932
International Emerging Markets Fund (a)	3,417,989	86,304
LargeCap Growth Fund (a)	68,511,245	572,754
LargeCap Growth Fund II (a)(b)	24,545,708	196,857
MidCap Stock Fund (a)	10,749,751	163,611
Money Market Fund (a)	32,220,475	32,220
Mortgage Securities Fund (a)	23,321,627	243,944
Preferred Securities Fund (a)	5,758,001	50,037
Real Estate Securities Fund (a)	6,475,136	103,408
Short Term Income Fund (a)	5,852,486	67,713
SmallCap Growth Fund (a)(b)	8,389,674	66,446
SmallCap Value Fund (a)	3,407,802	52,651
West Coast Equity Fund (a)	5,445,934	215,659

		3,295,819

TOTAL INVESTMENT COMPANIES	$3,295,819

Total Investments	$3,295,819
Liabilities in Excess of Other Assets, Net - (0.09)%		(2,904)

TOTAL NET ASSETS - 100.00%	$3,292,915

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$286,941
Unrealized Depreciation		(126,842)

Net Unrealized Appreciation (Depreciation)		160,099
Cost for federal income tax purposes		3,135,720
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Domestic Equity Funds		68.59%
Fixed Income Funds		19.24%
International Equity Funds		12.26%
Liabilities in Excess of Other Assets, Net		(0.09%)

TOTAL NET ASSETS		100.00%

			Schedule of Investments
			SAM Conservative Growth Portfolio
			July 31, 2008 (unaudited)

Affiliated Securities

	October 31, 2007					Purchases			Sales			July 31, 2008

	Shares		Cost	(000)		Shares	Cost	(000)	Shares		Proceeds (000)	Shares		Cost	(000)

Disciplined LargeCap Blend Fund	31,893,539	$		436,915		4,295,090		$66,603	10,190,865		$155,750	25,997,764	$		348,571
Diversified International Fund	23,782,759			265,178		4,558,323		63,886	1,771,372		23,434	26,569,710			303,564
Equity Income Fund	30,622,780			536,948		3,773,783		78,240	3,210,046		66,360	31,186,517			544,023
High Yield Fund	11,502,756			87,214		1,081,885		8,937	1,379,366		11,241	11,205,275			84,516
Income Fund	18,330,402			164,451		1,770,872		16,040	2,543,038		22,898	17,558,236			157,155
International Emerging Markets Fund	2,912,083			75,188		716,643		22,062	210,737		6,239	3,417,989			90,527
LargeCap Growth Fund	95,620,382			641,172		2,091,003		19,646	29,200,140		278,324	68,511,245			433,844
LargeCap Growth Fund II	-			-		26,224,135		240,528	1,678,427		13,833	24,545,708			224,332
MidCap Stock Fund	9,576,542			118,439		1,917,217		32,853	744,008		11,833	10,749,751			138,102
Money Market Fund	148,284			148		32,352,795		32,353	280,604		281	32,220,475			32,220
Mortgage Securities Fund	26,040,632			278,573		1,048,395		11,169	3,767,400		40,132	23,321,627			248,603
Preferred Securities Fund	-			-		6,400,689		60,147	642,688		6,150	5,758,001			53,956
Real Estate Securities Fund	4,853,568			80,880		2,063,620		37,199	442,052		7,193	6,475,136			108,274
Short Term Income Fund	-			-		6,154,745		71,386	302,259		3,523	5,852,486			67,859
SmallCap Growth Fund	10,417,503			58,117		594,454		5,436	2,622,283		24,869	8,389,674			44,597
SmallCap Value Fund	4,610,932			79,930		391,980		6,539	1,595,110		26,905	3,407,802			58,614
West Coast Equity Fund	5,315,965			169,655		567,438		25,564	437,469		18,076	5,445,934			175,431

	$2,992,808							$798,588			$717,041	$3,114,188

								Realized Gain/Loss				Realized Gain/Loss from
			Dividends					on Investments				Other Investment Companies
				(000	's)			(000		's)		(000	's)

Disciplined LargeCap Blend Fund	$4,899							$803				$58,989
Diversified International Fund				16,245					-2,066						35,820
Equity Income Fund				30,424					-4,805						40,195
High Yield Fund						5,998			-394						2,371
Income Fund				7,121					-438						-
International Emerging Markets Fund				13,663					-484						4,185
LargeCap Growth Fund						2,985			51,350						12,009
LargeCap Growth Fund II						3,209			-2,363						3,044
MidCap Stock Fund				4,453					-1,357						24,643
Money Market Fund						649			-						-
Mortgage Securities Fund				10,030					-1,007						-
Preferred Securities Fund						2,271			-41						-
Real Estate Securities Fund				3,566					-2,612						27,521
Short Term Income Fund				1,806					-4						-
SmallCap Growth Fund						-			5,913						4,746
SmallCap Value Fund						2,313			-950						3,551
West Coast Equity Fund				2,199					-1,712						17,202

	$111,831							$39,833				$234,276

Schedule of Investments SAM Flexible Income Portfolio July 31, 2008 (unaudited)

	Shares	Value
	Held	(000	's)

INVESTMENT COMPANIES (99.83%)
Principal Funds, Inc. Institutional Class (99.83%)
Disciplined LargeCap Blend Fund (a)	3,109,118	$40,543
Diversified International Fund (a)	1,961,463	23,439
Equity Income Fund (a)	2,338,288	41,107
High Yield Fund (a)	6,366,359	49,148
Income Fund (a)	20,746,573	180,703
International Emerging Markets Fund (a)	237,669	6,001
LargeCap Growth Fund (a)	4,821,916	40,311
LargeCap Growth Fund II (a)(b)	3,064,712	24,579
MidCap Stock Fund (a)	1,071,981	16,316
Money Market Fund (a)	8,524,189	8,524
Mortgage Securities Fund (a)	22,228,364	232,509
Preferred Securities Fund (a)	3,698,726	32,142
Real Estate Securities Fund (a)	403,342	6,441
Short Term Income Fund (a)	8,645,719	100,031
SmallCap Growth Fund (a)(b)	698,640	5,533
SmallCap Value Fund (a)	268,514	4,149
West Coast Equity Fund (a)	239,240	9,474

		820,950

TOTAL INVESTMENT COMPANIES	$820,950

Total Investments	$820,950
Other Assets in Excess of Liabilities, Net - 0.17%		1,405

TOTAL NET ASSETS - 100.00%	$822,355

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$24,804
Unrealized Depreciation		(30,019)

Net Unrealized Appreciation (Depreciation)		(5,215)
Cost for federal income tax purposes		826,165
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Fixed Income Funds		73.33%
Domestic Equity Funds		22.92%
International Equity Funds		3.58%
Other Assets in Excess of Liabilities, Net		0.17%

TOTAL NET ASSETS		100.00%

			Schedule of Investments
			SAM Flexible Income Portfolio
			July 31, 2008 (unaudited)

Affiliated Securities

	October 31, 2007					Purchases				Sales		July 31, 2008

	Shares		Cost	(000)		Shares	Cost	(000)		Shares	Proceeds (000)	Shares		Cost	(000)

Disciplined LargeCap Blend Fund	2,601,096	$		29,929		949,928		$13,661		441,906	$7,079	3,109,118	$		37,222
Diversified International Fund	-			-		2,069,348		31,177		107,885	1,409	1,961,463			29,468
Equity Income Fund	1,821,286			26,481		678,721		13,090		161,719	3,433	2,338,288			36,025
High Yield Fund	6,036,864			44,440		1,340,945		10,948		1,011,450	8,430	6,366,359			47,079
Income Fund	21,581,549			196,131		3,389,640		30,589		4,224,616	38,210	20,746,573			187,861
International Emerging Markets Fund	-			-		250,935		8,367		13,266	377	237,669			7,901
LargeCap Growth Fund	6,710,263			38,774		869,765		7,486		2,758,112	26,671	4,821,916			27,479
LargeCap Growth Fund II	-			-		3,222,555		28,959		157,843	1,348	3,064,712			27,435
MidCap Stock Fund	863,755			9,670		333,892		5,446		125,666	2,276	1,071,981			13,098
Money Market Fund	-			-		9,049,491		9,049		525,302	525	8,524,189			8,524
Mortgage Securities Fund	23,247,856			249,005		3,309,343		35,273		4,328,835	45,925	22,228,364			236,992
Preferred Securities Fund	-			-		3,886,852		37,237		188,126	1,796	3,698,726			35,399
Real Estate Securities Fund	380,504			6,868		154,908		2,618		132,070	2,844	403,342			6,251
Short Term Income Fund	7,913,033			92,420		1,424,518		16,633		691,832	8,055	8,645,719			100,841
SmallCap Growth Fund	832,642			3,446		173,816		1,459		307,818	2,923	698,640			3,384
SmallCap Value Fund	416,710			7,224		79,951		1,265		228,147	3,841	268,514			4,508
West Coast Equity Fund	220,588			5,299		48,195		2,040		29,543	1,333	239,240			6,317

	$709,687							$255,297			$156,475	$815,784

									Realized Gain/Loss			Realized Gain/Loss from
			Dividends						on Investments			Other Investment Companies
				(000	's)			(000	's)			(000	's)

Disciplined LargeCap Blend Fund	$466							$711				$4,527
Diversified International Fund						1,017				-300					2,239
Equity Income Fund				1,902						-113					2,415
High Yield Fund						3,169				121					1,159
Income Fund				7,848						-649					-
International Emerging Markets Fund						833				-89					255
LargeCap Growth Fund						177				7,890					711
LargeCap Growth Fund II						296				-176					281
MidCap Stock Fund						372				258					2,054
Money Market Fund						170				-					-
Mortgage Securities Fund				8,888						-1,361					-
Preferred Securities Fund				1,314						-42					-
Real Estate Securities Fund						198				-391					1,466
Short Term Income Fund				3,052						-157					-
SmallCap Growth Fund						-				1,402					323
SmallCap Value Fund						176				-140					284
West Coast Equity Fund						84				311					648

	$29,962							$7,275				$16,362

Schedule of Investments SAM Strategic Growth Portfolio

July 31, 2008 (unaudited)

	Shares	Value
	Held	(000	's)

INVESTMENT COMPANIES (100.16%)
Principal Funds, Inc. Institutional Class (100.16%)
Disciplined LargeCap Blend Fund (a)	21,737,365	$283,455
Diversified International Fund (a)	18,718,166	223,682
Equity Income Fund (a)	21,720,605	381,848
High Yield Fund (a)	9,953,973	76,845
International Emerging Markets Fund (a)	2,375,345	59,978
LargeCap Growth Fund (a)	44,783,485	374,390
LargeCap Growth Fund II (a)(b)	20,734,511	166,291
MidCap Stock Fund (a)	8,247,101	125,521
Money Market Fund (a)	22,482,118	22,482
Real Estate Securities Fund (a)	4,073,809	65,059
Short Term Income Fund (a)	1,968,310	22,773
SmallCap Growth Fund (a)(b)	5,726,691	45,355
SmallCap Value Fund (a)	2,870,955	44,356
West Coast Equity Fund (a)	4,206,044	166,559

		2,058,594

TOTAL INVESTMENT COMPANIES	$2,058,594

Total Investments	$2,058,594
Liabilities in Excess of Other Assets, Net - (0.16)%		(3,215)

TOTAL NET ASSETS - 100.00%	$2,055,379

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$164,340
Unrealized Depreciation		(112,545)

Net Unrealized Appreciation (Depreciation)		51,795
Cost for federal income tax purposes		2,006,799
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Domestic Equity Funds		80.42%
International Equity Funds		13.80%
Fixed Income Funds		5.94%
Liabilities in Excess of Other Assets, Net		(0.16%)

TOTAL NET ASSETS		100.00%

			Schedule of Investments
			SAM Strategic Growth Portfolio
			July 31, 2008 (unaudited)

Affiliated Securities

	October 31, 2007					Purchases			Sales			July 31, 2008

	Shares		Cost	(000)		Shares	Cost	(000)	Shares		Proceeds (000)	Shares		Cost	(000)

Disciplined LargeCap Blend Fund	22,526,739	$		319,852		3,133,216		$48,475	3,922,590		$59,181	21,737,365	$		307,394
Diversified International Fund	16,790,793			191,590		3,057,206		42,669	1,129,833		15,148	18,718,166			218,116
Equity Income Fund	20,567,049			370,438		2,536,709		52,587	1,383,153		27,514	21,720,605			392,145
High Yield Fund	11,050,648			87,136		955,366		7,889	2,052,041		16,903	9,953,973			77,756
International Emerging Markets Fund	2,018,243			52,006		496,160		15,290	139,058		4,217	2,375,345			62,869
LargeCap Growth Fund	66,302,014			457,866		1,294,560		12,193	22,813,089		218,680	44,783,485			291,419
LargeCap Growth Fund II	-			-		21,836,609		199,684	1,102,098		9,084	20,734,511			189,048
MidCap Stock Fund	7,252,888			89,542		1,478,111		25,503	483,898		7,631	8,247,101			106,293
Money Market Fund	12,173			12		23,954,260		23,954	1,484,315		1,484	22,482,118			22,482
Real Estate Securities Fund	3,409,529			62,805		1,123,957		19,596	459,677		8,942	4,073,809			70,480
Short Term Income Fund	-			-		2,163,528		25,087	195,218		2,275	1,968,310			22,813
SmallCap Growth Fund	7,047,025			42,024		441,524		4,033	1,761,858		16,332	5,726,691			32,478
SmallCap Value Fund	3,204,107			55,629		284,539		4,736	617,691		10,272	2,870,955			49,508
West Coast Equity Fund	3,957,965			128,229		550,646		25,181	302,567		12,527	4,206,044			139,448

	$1,857,129							$506,877			$410,190	$1,982,249

								Realized Gain/Loss				Realized Gain/Loss from
			Dividends					on Investments				Other Investment Companies
				(000	's)			(000		's)		(000	's)

Disciplined LargeCap Blend Fund	$4,021							$-1,752				$42,219
Diversified International Fund				11,365					-995						25,062
Equity Income Fund				21,159					-3,366						27,942
High Yield Fund						5,438			-366						2,136
International Emerging Markets Fund						9,429			-210						2,888
LargeCap Growth Fund						1,939			40,040						7,806
LargeCap Growth Fund II						2,222			-1,552						2,107
MidCap Stock Fund				4,831					-1,121						17,457
Money Market Fund						439			-						-
Real Estate Securities Fund				2,219					-2,979						17,078
Short Term Income Fund						634			1						-
SmallCap Growth Fund						-			2,753						3,586
SmallCap Value Fund						1,800			-585						2,691
West Coast Equity Fund						1,686			-1,435						13,206

	$67,182							$28,433				$164,178

				Schedule of Investments
				Short-Term Bond Fund
				July 31, 2008 (unaudited)

		Principal							Principal
		Amount		Value					Amount	Value
		(000	's)	(000	's)			(000	's)	(000	's)

BONDS	(85.51%)						BONDS (continued)
Agricultural Operations (0.59%)							Asset Backed Securities (continued)
Bunge Ltd Finance Corp							JP Morgan Mortgage Acquisition Corp
4.38%, 12/15/2008		$700		$701			2.54%, 3/25/2037 (b)	$386		$366
Cargill Inc							Marriott Vacation Club Owner Trust
5.20%, 1/22/2013 (a)		650		643			5.81%, 10/20/2029 (a)	239		233

				1,344			Nomura Asset Acceptance Corp

							2.68%, 1/25/2036 (a)(b)	269		180
Airlines (0.30%)
							Popular ABS Mortgage Pass-Through Trust
American Airlines Inc							2.72%, 11/25/2035 (b)(c)	264		259
7.25%, 2/ 5/2009		275		267
							Swift Master Auto Receivables Trust
Delta Air Lines Inc							2.56%, 6/15/2012 (b)	425		388
6.62%, 3/18/2011		473		430

							Wells Fargo Home Equity Trust
				697			2.56%, 3/25/2037 (b)	202		199

Appliances (0.09%)										10,326

Whirlpool Corp						Auto	- Car & Light Trucks (0.23%)
3.28%, 6/15/2009 (b)		200		199
							Daimler Finance North America LLC

Asset Backed Securities (4.52%)							5.88%, 3/15/2011 (d)	525		528

Carrington Mortgage Loan Trust						Auto/Truck Parts & Equipment - Original (0.09%)
2.74%, 12/25/2035 (b)(c)		475		454
							Tenneco Inc
Caterpillar Financial Asset Trust							10.25%, 7/15/2013	206		213
4.09%, 12/27/2010		400		402

Chase Funding Mortgage Loan Asset-Backed							Automobile Sequential (2.86%)
Certificates
2.69%, 12/25/2033 (b)		104		96			Capital Auto Receivables Asset Trust
							2.49%, 10/15/2009 (b)	331		331
Citigroup Mortgage Loan Trust Inc
2.61%, 3/25/2037 (b)(c)		400		374			3.24%, 1/15/2010 (a)(b)	375		375
3.36%, 7/25/2037 (b)		322		314			2.69%, 3/15/2010 (b)	432		432
CNH Equipment Trust							2.83%, 6/15/2010 (b)	185		185
3.31%, 9/15/2010 (b)		325		325			5.52%, 3/15/2011 (b)	500		497
3.66%, 4/15/2011 (b)		800		804			Ford Credit Auto Owner Trust
4.12%, 5/15/2012		600		600			5.47%, 9/15/2012 (b)	350		303
Countrywide Asset-Backed Certificates							5.60%, 10/15/2012	435		405
2.71%, 4/25/2036 (b)(c)		500		468			5.69%, 11/15/2012 (b)	430		412
2.96%, 2/25/2037 (b)		575		79			Honda Auto Receivables Owner Trust
6.02%, 9/25/2046 (b)		1,900		1,663			2.64%, 2/15/2011 (b)	375		373
Countrywide Home Equity Loan Trust							5.46%, 5/23/2011	850		867
2.69%, 12/15/2035 (b)		109		45			Hyundai Auto Receivables Trust
2.70%, 2/15/2036 (b)(c)		422		319			2.86%, 1/17/2012 (b)	500		497
Fannie Mae Grantor Trust							Nissan Auto Lease Trust
5.41%, 9/26/2033 (b)		75		66			4.27%, 12/15/2010	825		827
First Horizon Asset Backed Trust							Nissan Auto Receivables Owner Trust
2.59%, 10/25/2026 (b)		509		373			4.28%, 7/15/2013	280		276
First-Citizens Home Equity Loan LLC							WFS Financial Owner Trust
2.67%, 9/15/2022 (a)(b)		185		143			3.93%, 2/17/2012	326		327
Ford Credit Floorplan Master Owner Trust							4.50%, 5/17/2013	425		424

2.91%, 6/15/2011 (b)		625		607						6,531

GMAC Mortgage Corp Loan Trust							Beverages - Non-Alcoholic (0.16%)
2.64%, 8/25/2035 (b)		184		99			Panamerican Beverages Inc
Great America Leasing Receivables							7.25%, 7/ 1/2009	350		359
5.39%, 9/15/2011 (a)(c)		925		934
John Deere Owner Trust
4.40%, 6/15/2012		535		536

			Schedule of Investments
			Short-Term Bond Fund
			July 31, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Brewery (0.18%)					Commercial Banks (continued)
SABMiller PLC					BBVA Bancomer SA/Grand Cayman
6.20%, 7/ 1/2011 (a)	$400		$411		6.01%, 5/17/2022 (a)(b)	$305		$266
					Colonial Bank NA/Montgomery AL
Building & Construction Products -					8.00%, 3/15/2009 (d)	350		352
Miscellaneous (0.18%)					Glitnir Banki HF
CRH America Inc					2.95%, 10/15/2008 (a)(b)	200		199
6.95%, 3/15/2012	400		401
					HSBC America Capital Trust I
					7.81%, 12/15/2026 (a)	375		365
Building Products - Cement & Aggregate (0.23%)
					Wachovia Bank NA
Martin Marietta Materials Inc					7.80%, 8/18/2010	250		254

2.95%, 4/30/2010 (b)	530		515
								2,065

Building Products - Wood (0.13%)					Computer Services (0.06%)
Masco Corp					Sungard Data Systems Inc
3.09%, 3/12/2010 (b)	335		309		3.75%, 1/15/2009	150		148

Cable TV (1.30%)					Computers - Integrated Systems (0.29%)
Comcast Corp					NCR Corp
3.09%, 7/14/2009 (b)	650		642		7.13%, 6/15/2009	650		659
5.45%, 11/15/2010	300		305
COX Communications Inc					Computers - Memory Devices (0.08%)
3.88%, 10/ 1/2008	100		100		Seagate Technology HDD Holdings
4.63%, 1/15/2010	475		472		6.38%, 10/ 1/2011	200		194
7.13%, 10/ 1/2012	300		314
DirecTV Holdings LLC/DirecTV Financing Co					Containers - Paper & Plastic (0.08%)
8.38%, 3/15/2013	300		310		Pactiv Corp
Echostar DBS Corp					5.88%, 7/15/2012	175		175
5.75%, 10/ 1/2008	300		300
Rogers Cable Inc					Credit Card Asset Backed Securities (0.88%)
7.88%, 5/ 1/2012	500		536		Chase Credit Card Master Trust

					2.79%, 1/17/2011 (b)	750		750
			2,979

					Chase Issuance Trust
Casino Hotels (0.11%)					2.91%, 1/15/2012 (b)	500		499
Mandalay Resort Group					GE Capital Credit Card Master Note Trust
9.50%, 8/ 1/2008	250		250		2.63%, 3/15/2013 (b)	175		164
					Providian Master Note Trust
Cellular Telecommunications (0.36%)					5.10%, 11/15/2012 (a)	600		590

Rural Cellular Corp								2,003

8.25%, 3/15/2012	350		358
Vodafone Group PLC					Data Processing & Management (0.18%)
3.12%, 6/15/2011 (b)(c)	475		461		Fidelity National Information Services

			819		4.75%, 9/15/2008	415		409

Chemicals - Diversified (0.09%)					Diversified Financial Services (0.81%)
Huntsman LLC					General Electric Capital Corp
11.50%, 7/15/2012	200		208		5.25%, 10/19/2012	750		754
					4.80%, 5/ 1/2013	575		566
Coatings & Paint (0.19%)					TNK-BP Finance SA
Valspar Corp					6.13%, 3/20/2012 (a)	575		537

5.63%, 5/ 1/2012	430		426					1,857

Commercial Banks (0.90%)					Diversified Manufacturing Operations (0.50%)
American Express Bank FSB					Tyco Electronics Group SA
5.50%, 4/16/2013	650		629		6.00%, 10/ 1/2012	540		544

			Schedule of Investments
			Short-Term Bond Fund
			July 31, 2008 (unaudited)

	Principal						Principal
	Amount		Value				Amount	Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Diversified Manufacturing Operations					Electronic Connectors (0.14%)
(continued)					Thomas & Betts Corp
Tyco International Group SA					7.25%, 6/ 1/2013	$325		$332
6.13%, 1/15/2009	$600		$604

			1,148		Fiduciary Banks (0.25%)

Diversified Minerals (0.08%)					Bank of New York Mellon Corp/The
Rio Tinto Finance USA Ltd					4.50%, 4/ 1/2013	595		573
2.63%, 9/30/2008	185		185
					Finance - Auto Loans (0.42%)
Diversified Operations (0.19%)					Ford Motor Credit Co LLC
Capmark Financial Group Inc					9.88%, 8/10/2011	175		143
3.37%, 5/10/2010 (b)	600		426		5.54%, 1/13/2012 (b)	300		217
					GMAC LLC
Electric - Generation (0.12%)					3.93%, 5/15/2009 (b)	275		243
CE Casecnan Water & Energy					6.00%, 12/15/2011	135		85
11.95%, 11/15/2010	70		72		Nissan Motor Acceptance Corp
Indiantown Cogeneration LP					4.63%, 3/ 8/2010 (a)	270		270

9.26%, 12/15/2010	202		207					958

			279		Finance - Commercial (0.40%)

Electric - Integrated (2.24%)					CIT Group Inc
Commonwealth Edison Co					3.03%, 4/27/2011 (b)	350		260
6.15%, 3/15/2012	480		492		Textron Financial Canada Funding Corp
Dominion Resources Inc/VA					5.13%, 11/ 1/2010	650		660

2.86%, 11/14/2008 (b)	250		250					920

Entergy Gulf States Inc
3.43%, 12/ 8/2008 (a)(b)	100		100		Finance - Consumer Loans (0.53%)
					HSBC Finance Corp
Entergy Louisiana LLC					3.00%, 11/16/2009 (b)(c)	475		461
5.83%, 11/ 1/2010	400		398
					3.13%, 9/14/2012 (b)(d)	325		306
Entergy Mississippi Inc
5.15%, 2/ 1/2013	375		369		SLM Corp
					5.14%, 3/ 2/2009 (b)(c)	475		455

Integrys Energy Group Inc
7.00%, 11/ 1/2009	700		720					1,222

Midamerican Energy Holdings Co					Finance - Credit Card (0.11%)
7.52%, 9/15/2008	350		351		Capital One Bank USA NA
Ohio Power Co					5.75%, 9/15/2010	250		247
2.97%, 4/ 5/2010 (b)	390		382
Pepco Holdings Inc					Finance - Investment Banker & Broker (4.16%)
3.31%, 6/ 1/2010 (b)	350		345		Bear Stearns Cos Inc/The
Public Service Co of Colorado					3.06%, 7/16/2009 (b)	470		469
4.38%, 10/ 1/2008	190		190		4.55%, 6/23/2010	475		471
Scottish Power Ltd					Citigroup Inc
4.91%, 3/15/2010	450		450		5.50%, 8/27/2012	550		537
TECO Energy Inc					5.50%, 4/11/2013	750		733
4.87%, 5/ 1/2010 (b)	475		463		Goldman Sachs Group Inc/The
Transelec SA					2.88%, 3/ 2/2010 (b)	300		298
7.88%, 4/15/2011	575		617		6.88%, 1/15/2011	1,050		1,090

			5,127		2.96%, 2/ 6/2012 (b)	175		166

Electronic Components - Semiconductors (0.12%)					Jefferies Group Inc
Chartered Semiconductor Manufacturing Ltd					5.88%, 6/ 8/2014	575		531
6.25%, 4/ 4/2013	280		264		JPMorgan Chase & Co
					5.60%, 6/ 1/2011	600		613
					Lehman Brothers Holdings Capital Trust
					5.86%, 11/29/2049	335		178

				Schedule of Investments
				Short-Term Bond Fund
				July 31, 2008 (unaudited)

		Principal					Principal
		Amount		Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

	BONDS (continued)					BONDS (continued)
	Finance - Investment Banker & Broker					Home Equity - Other (3.03%)
	(continued)					ACE Securities Corp
	Lehman Brothers Holdings Inc					2.67%, 8/25/2035 (b)(c)	$84		$83
	2.97%, 11/10/2009 (b)(c)	$350		$325		Bear Stearns Asset Backed Securities Trust
	6.00%, 7/19/2012	450		427		3.06%, 3/25/2034 (b)	409		357
	5.63%, 1/24/2013	630		589		2.64%, 6/25/2047 (b)(c)	950		785
	Merrill Lynch & Co Inc					Countrywide Asset-Backed Certificates
	3.03%, 2/ 6/2009 (b)(c)	150		148		6.09%, 6/25/2021 (b)	1,825		1,027
	5.10%, 3/ 2/2009 (b)	195		191		First NLC Trust
	3.00%, 2/ 5/2010 (b)	200		189		2.79%, 5/25/2035 (b)	217		180
	3.07%, 11/ 1/2011 (b)	300		265		GMAC Mortgage Corp Loan Trust
	2.90%, 6/ 5/2012 (b)(c)	250		216		4.62%, 6/25/2035 (b)	218		200
	6.05%, 8/15/2012	400		381		5.75%, 10/25/2036	950		695
	5.45%, 2/ 5/2013	120		111		6.05%, 12/25/2037 (b)	635		354
	6.15%, 4/25/2013	550		525		GSAA Trust
	Morgan Stanley					6.04%, 7/25/2036	900		753
	3.07%, 1/15/2010 (b)	705		684		Indymac Seconds Asset Backed Trust
	5.63%, 1/ 9/2012	375		367		5.77%, 5/25/2036 (b)	1,400		695

				9,504		Mastr Asset Backed Securities Trust

						2.96%, 3/25/2035 (b)	575		380
	Finance - Leasing Company (0.19%)					New Century Home Equity Loan Trust
	International Lease Finance Corp					2.75%, 3/25/2035 (b)	5		4
	3.19%, 1/15/2010 (b)	100		95		Option One Mortgage Loan Trust
	5.30%, 5/ 1/2012	400		348		2.91%, 3/25/2037 (b)	500		52

				443		Residential Asset Securities Corp

						4.59%, 8/25/2031	409		404
	Finance - Mortgage Loan/Banker (0.25%)
	Countrywide Financial Corp					4.47%, 3/25/2032	671		632
	3.08%, 12/19/2008 (b)	230		226		3.61%, 3/25/2035 (b)	23		11
	5.80%, 6/ 7/2012	375		352		2.66%, 5/25/2035 (b)(c)	11		10

				578		Specialty Underwriting & Residential Finance

						2.97%, 2/25/2035 (b)	51		43
Food	- Miscellaneous/Diversified (0.59%)					2.69%, 3/25/2036 (b)(c)	60		60
	General Mills Inc					WAMU Asset-Backed Certificates
	2.92%, 1/22/2010 (b)(c)	350		344		2.63%, 5/25/2037 (b)	250		194

	8.02%, 2/ 5/2013	650		730					6,919

	Kraft Foods Inc
	3.22%, 8/11/2010 (b)	275		270		Home Equity - Sequential (1.79%)

				1,344		BNC Mortgage Loan Trust

						2.63%, 7/25/2037 (b)	726		390
Food	- Retail (0.15%)					Countrywide Asset-Backed Certificates
	Safeway Inc					5.68%, 6/25/2035	2,000		1,440
	6.50%, 11/15/2008	175		176		5.71%, 11/25/2035 (b)	1,450		489
	3.16%, 3/27/2009 (b)	175		174		5.56%, 4/25/2036	999		351

				350		5.51%, 8/25/2036	570		370

Gas	- Distribution (0.24%)					5.81%, 11/25/2036	1,224		489
	Sempra Energy					New Century Home Equity Loan Trust
	4.75%, 5/15/2009	150		151		4.76%, 11/25/2033	598		561

	Southern California Gas Co								4,090

	2.85%, 12/ 1/2009 (b)	100		99
						Life & Health Insurance (1.32%)
	Southern Union Co
	6.15%, 8/16/2008	300		300		Lincoln National Corp

						6.05%, 4/20/2067 (b)	210		169
				550		New York Life Global Funding

						4.65%, 5/ 9/2013 (a)	795		788

				Schedule of Investments
				Short-Term Bond Fund
				July 31, 2008 (unaudited)

			Principal				Principal
			Amount	Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

	BONDS (continued)					BONDS (continued)
	Life & Health Insurance (continued)					Mortgage Backed Securities (continued)
	Pacific Life Global Funding					Banc of America Alternative Loan Trust
	3.03%, 6/22/2011 (a)(b)	$175		$175		2.86%, 6/25/2036 (b)(c)	$545		$532
	Prudential Financial Inc					Banc of America Commercial Mortgage Inc
	5.15%, 1/15/2013	950		927		6.85%, 4/15/2036	200		206
	StanCorp Financial Group Inc					1.02%, 11/10/2038 (b)	17,707		295
	6.88%, 10/ 1/2012	510		506		0.68%, 7/10/2042 (b)	31,261		447
	Sun Life Financial Global Funding LP					0.16%, 9/10/2045	80,700		586
	3.04%, 7/ 6/2010 (a)(b)	175		174		0.07%, 10/10/2045	76,608		245
	Unum Group					5.31%, 10/10/2045 (b)	1,325		1,303
	5.86%, 5/15/2009	275		278

						0.40%, 7/10/2046 (b)	52,578		857
				3,017

						Banc of America Mortgage Securities Inc
	Machinery - Farm (0.21%)					4.08%, 3/25/2034 (b)	542		487
	Case New Holland Inc					4.79%, 5/25/2035 (b)	910		888
	6.00%, 6/ 1/2009	475		473		Bear Stearns Adjustable Rate Mortgage Trust
						5.07%, 9/25/2034 (b)	389		342
	Medical - Drugs (0.09%)					Bear Stearns Alt-A Trust
	Angiotech Pharmaceuticals Inc					2.74%, 7/25/2035 (b)	39		17
	6.43%, 12/ 1/2013 (b)	225		200		6.19%, 8/25/2036 (b)	1,314		1,131
						Bear Stearns Commercial Mortgage Securities
	Medical - HMO (0.60%)					Inc
	Cigna Corp					7.00%, 5/20/2030	627		648
	7.00%, 1/15/2011	375		385		7.64%, 2/15/2032	11		11
	Coventry Health Care Inc					3.97%, 11/11/2035	188		186
	6.30%, 8/15/2014	400		374
						0.49%, 5/11/2039 (a)(b)	2,997		36
	5.95%, 3/15/2017	210		184		0.21%, 2/11/2041 (b)	20,811		178
	UnitedHealth Group Inc
	4.88%, 2/15/2013	445		431		4.57%, 7/11/2042	500		487

				1,374		Bella Vista Mortgage Trust

						2.71%, 5/20/2045 (b)	151		102
Medical - Wholesale Drug Distribution (0.39%)						Chase Commercial Mortgage Securities Corp
	Cardinal Health Inc					7.32%, 10/15/2032	982		1,013
	3.05%, 10/ 2/2009 (b)	300		295		7.56%, 10/15/2032	500		514
	5.65%, 6/15/2012	600		604		Chase Mortgage Finance Corp

				899		5.80%, 3/25/2037 (b)	751		371

	Medical Products (0.20%)					5.02%, 7/25/2037 (b)	326		315
	Covidien International Finance SA					Citigroup Commercial Mortgage Trust
	5.45%, 10/15/2012	465		463		0.52%, 10/15/2049 (b)	39,059		830
						Citigroup/Deutsche Bank Commercial
Metal	- Diversified (0.02%)					Mortgage Trust
						0.26%, 11/15/2044 (a)	49,865		554
	Xstrata Canada Corp
	7.25%, 7/15/2012	55		57		0.43%, 10/15/2048 (b)	37,905		688
						0.34%, 12/11/2049 (b)	60,969		861
	Metal Processors & Fabrication (0.13%)					0.38%, 12/11/2049 (a)(b)	21,255		426
	Timken Co					Commercial Mortgage Pass Through Certificates
	5.75%, 2/15/2010	300		301		1.49%, 6/10/2010 (a)(b)	3,610		91
						3.25%, 6/10/2038	150		142
	Money Center Banks (0.28%)					0.07%, 12/10/2046 (a)(b)	12,851		128
	Deutsche Bank AG/London					Countrywide Alternative Loan Trust
	5.38%, 10/12/2012	630		635		4.60%, 7/20/2035 (b)	342		213
						4.29%, 2/25/2036 (b)	464		314
	Mortgage Backed Securities (35.53%)					6.00%, 5/25/2036	796		691
	ACT Depositors Corp
	2.76%, 9/22/2041 (b)(e)	775		465		6.00%, 5/25/2036	179		175
						2.63%, 6/25/2036 (b)	800		344

			Schedule of Investments
			Short-Term Bond Fund
			July 31, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
Countrywide Alternative Loan Trust (continued)					Greenpoint Mortgage Funding Trust
2.74%, 6/25/2036 (b)	$1,473		$401		2.73%, 6/25/2045 (b)(c)	$157		$91
2.96%, 9/25/2036 (b)	432		349		2.76%, 6/25/2045 (b)	151		100
2.73%, 5/20/2046 (b)	1,297		528		2.77%, 10/25/2045 (b)(c)	257		193
Countrywide Asset-Backed Certificates					Greenwich Capital Commercial Funding Corp
2.74%, 11/25/2035 (b)	130		126		0.27%, 6/10/2036 (a)(b)	17,553		127
2.73%, 1/25/2036 (b)(c)	662		622		0.11%, 4/10/2037 (a)	148,222		540
Countrywide Home Loan Mortgage Pass					0.32%, 3/10/2039 (a)(b)	20,869		366
Through Certificates					0.78%, 8/10/2042 (a)(b)	7,110		118
4.49%, 12/25/2033	1,259		1,228		0.31%, 12/10/2049 (a)(b)	51,115		727
4.40%, 6/20/2035 (b)(c)	350		340		GS Mortgage Securities Corp II
Credit Suisse Mortgage Capital Certificates					0.67%, 11/10/2039 (a)	6,102		192
0.09%, 12/15/2039	7,612		105		GSR Mortgage Loan Trust
5.87%, 9/15/2040	725		642		4.76%, 7/25/2035 (b)	586		557
CS First Boston Mortgage Securities Corp					Heller Financial Commercial Mortgage Asset
6.38%, 12/16/2035	556		566		Corp
0.50%, 11/15/2036 (a)(b)	17,226		606		8.07%, 1/17/2034 (b)	1,000		1,037
0.25%, 8/15/2038 (a)	46,577		394		8.18%, 1/17/2034 (b)	1,175		1,222
CW Capital Cobalt Ltd					Impac CMB Trust
5.17%, 8/15/2048	950		929		3.46%, 10/25/2033 (b)	68		49
Fannie Mae					3.22%, 1/25/2035 (b)	365		278
2.76%, 2/25/2032 (b)(c)	287		283		2.77%, 4/25/2035 (b)	122		54
2.71%, 3/25/2035 (b)	119		117		2.89%, 4/25/2035 (b)	105		49
Fannie Mae Whole Loan					2.76%, 8/25/2035 (b)	87		41
2.66%, 5/25/2035 (b)(c)	350		331		2.97%, 8/25/2035 (b)	75		36
First Union National Bank Commercial					3.00%, 8/25/2035 (b)	116		53
Mortgage Securities Inc
7.84%, 5/17/2032	144		149		2.71%, 4/25/2037 (b)	760		520
5.59%, 2/12/2034	17		17		Indymac Index Mortgage Loan Trust
Freddie Mac					3.06%, 4/25/2034 (b)(c)	48		44
5.13%, 12/15/2013	376		382		2.69%, 4/25/2035 (b)	141		81
5.50%, 1/15/2017	17		17		2.79%, 4/25/2035 (b)	105		46
2.91%, 6/15/2023 (b)	272		268		5.28%, 7/25/2035 (b)	965		314
2.86%, 7/15/2023 (b)	1,027		1,005		2.76%, 8/25/2035 (b)	227		141
2.66%, 4/15/2030 (b)(c)	134		131		2.64%, 1/25/2037 (b)	930		299
2.76%, 10/15/2034 (b)	153		152		2.70%, 6/25/2037 (b)	793		530
GE Capital Commercial Mortgage Corp					JP Morgan Chase Commercial Mortgage
0.23%, 5/10/2014	62,847		601		Securities
					0.48%, 10/12/2035 (a)(b)	10,976		319
5.99%, 12/10/2035	154		156
					6.04%, 11/15/2035	1,080		1,094
0.55%, 3/10/2040 (a)(b)	2,551		32
					7.20%, 11/15/2035 (a)(b)	350		364
Ginnie Mae
1.57%, 10/16/2012 (b)	6,734		188		0.55%, 10/12/2037 (a)(b)	3,838		136
4.51%, 10/16/2028 (b)	536		536		3.48%, 6/12/2041	253		251
3.96%, 6/16/2031	1,767		1,742		5.30%, 5/15/2047 (b)	1,400		1,370
1.10%, 2/16/2047 (b)	14,736		748		5.31%, 1/15/2049	625		605
0.85%, 3/16/2047 (b)	4,290		230		0.34%, 2/12/2051 (b)	57,445		761
GMAC Commercial Mortgage Securities Inc					JP Morgan Mortgage Trust
0.79%, 3/10/2038 (a)(b)	2,246		40		3.81%, 5/25/2034	484		464
0.38%, 8/10/2038 (a)(b)	61,094		598		5.11%, 6/25/2035 (b)	400		387
GMAC Mortgage Corp Loan Trust					5.30%, 7/25/2035	982		916
5.25%, 7/25/2034	750		703		5.81%, 6/25/2036 (b)	758		705
					5.81%, 6/25/2036 (b)	400		313

			Schedule of Investments
			Short-Term Bond Fund
			July 31, 2008 (unaudited)

		Principal				Principal
		Amount	Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
JP Morgan Mortgage Trust (continued)					Residential Accredit Loans Inc (continued)
5.80%, 1/25/2037 (b)	$276		$262		2.61%, 2/25/2047 (b)	$1,489		$801
5.70%, 4/25/2037 (b)	555		501		Residential Funding Mortgage Securities
LB-UBS Commercial Mortgage Trust					5.24%, 11/25/2035 (b)	528		519
6.06%, 6/15/2020	129		131		5.68%, 2/25/2036 (b)	289		260
5.97%, 3/15/2026	53		53		3.06%, 7/25/2036 (b)	531		502
4.90%, 6/15/2026	91		91		Sequoia Mortgage Trust
3.09%, 5/15/2027	16		16		2.69%, 2/20/2035 (b)	47		40
4.19%, 8/15/2029	220		219		Structured Adjustable Rate Mortgage Loan Trust
3.63%, 10/15/2029	418		415		4.66%, 7/25/2034 (b)	927		906
4.44%, 12/15/2029 (b)	1,000		980		3.16%, 8/25/2034 (b)	321		141
0.52%, 7/15/2035 (a)(b)	4,110		124		2.71%, 3/25/2035 (b)	18		16
0.56%, 10/15/2035 (a)(b)	9,538		340		5.25%, 12/25/2035	91		72
1.05%, 3/15/2036 (a)(b)	1,852		33		2.65%, 7/25/2037 (b)	657		354
0.66%, 8/15/2036 (a)(b)	2,146		25		Structured Asset Mortgage Investments Inc
					2.76%, 5/25/2045 (b)	155		82
0.49%, 2/15/2040 (b)	6,107		157
					2.77%, 9/25/2045 (b)	142		99
MASTR Asset Securitization Trust
5.25%, 9/25/2033 (b)	381		375		Structured Asset Securities Corp
					5.50%, 6/25/2036 (b)	1,450		1,186
Merrill Lynch Mortgage Trust
0.18%, 11/12/2035 (a)(b)	33,622		139		Thornburg Mortgage Securities Trust
					2.81%, 12/25/2033 (b)	633		631
0.14%, 7/12/2038	127,702		790
					2.72%, 10/25/2035 (b)(c)	461		459
5.80%, 5/12/2039 (b)	1,100		1,097
					Wachovia Bank Commercial Mortgage Trust
3.59%, 9/12/2041	99		98		0.17%, 1/15/2041 (a)(b)	18,503		84
0.26%, 9/12/2042 (b)	61,670		474		0.33%, 4/15/2042 (a)(b)	77,114		807
Merrill Lynch/Countrywide Commercial					5.25%, 12/15/2043	1,175		1,135
Mortgage Trust
0.10%, 7/12/2046 (a)(b)	31,905		407		4.52%, 5/15/2044	755		745
0.66%, 7/12/2046	49,510		1,407		6.05%, 2/15/2051 (b)	1,100		1,084
0.54%, 8/12/2048 (b)	11,341		341		WaMu Commercial Mortgage Securities Trust
0.52%, 9/12/2049 (b)	23,421		569		3.83%, 1/25/2035 (a)	405		397
					WaMu Mortgage Pass Through Certificates
0.11%, 12/12/2049 (a)(b)	16,675		198		5.77%, 3/25/2033 (b)	123		122
0.65%, 12/12/2049 (b)	27,213		720		4.06%, 10/25/2033 (b)	1,250		1,250
5.11%, 12/12/2049 (b)	885		863		4.84%, 9/25/2035 (b)	696		648
Morgan Stanley Capital I
1.00%, 1/13/2041 (a)(b)	28,934		695		5.70%, 6/25/2037 (b)	982		841
2.68%, 5/24/2043 (a)(b)	750		714		2.98%, 7/25/2044 (b)(c)	96		92
0.06%, 12/15/2043 (a)(b)	12,641		137		2.86%, 1/25/2045 (b)(c)	1,683		930
2.84%, 8/25/2046 (b)(e)	725		326		2.69%, 4/25/2045 (b)	19		12
3.06%, 12/20/2046 (a)(b)	225		82		2.73%, 4/25/2045 (b)	83		39
Morgan Stanley Dean Witter Capital I					2.75%, 7/25/2045 (b)	155		109
6.54%, 2/15/2031	56		57		2.71%, 11/25/2045 (b)(c)	99		92
Nationslink Funding Corp					Washington Mutual Alternative Mortgage
7.23%, 6/20/2031	70		70		2.74%, 6/25/2046 (b)	665		199
7.35%, 6/20/2031 (b)	675		678		2.64%, 1/25/2047 (b)	626		228
New Century Alternative Mortgage Loan Trust					Wells Fargo Mortgage Backed Securities
5.91%, 7/25/2036 (b)	1,275		1,153		4.21%, 3/25/2035 (b)	1,267		1,174
Prudential Securities Secured Financing					4.11%, 6/25/2035 (b)	775		752
6.48%, 11/ 1/2031	55		55		5.24%, 4/25/2036 (b)	1,009		880

Residential Accredit Loans Inc								81,203

6.00%, 11/25/2032	760		729
5.78%, 12/25/2035 (b)	134		123

				Schedule of Investments
				Short-Term Bond Fund
				July 31, 2008 (unaudited)

			Principal				Principal
			Amount	Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

	BONDS (continued)					BONDS (continued)
Multi	-Line Insurance (0.37%)					Pharmacy Services (0.30%)
	CNA Financial Corp					Medco Health Solutions Inc
	6.60%, 12/15/2008	$549		$552		7.25%, 8/15/2013	$650		$682
	6.00%, 8/15/2011	150		151
	Genworth Financial Inc					Pipelines (1.04%)
	6.15%, 11/15/2066 (b)	185		139		Enbridge Energy Partners LP

				842		4.00%, 1/15/2009	200		199

						Enbridge Inc
	Multimedia (0.23%)					5.80%, 6/15/2014	600		596
	Viacom Inc					NGPL PipeCo LLC
	3.13%, 6/16/2009 (b)	520		517		6.51%, 12/15/2012 (a)	650		656
						ONEOK Partners LP
	Mutual Insurance (0.19%)					5.90%, 4/ 1/2012	255		257
	Health Care Service Corp					Rockies Express Pipeline LLC
	7.75%, 6/15/2011 (a)	400		431		5.10%, 8/20/2009 (a)(b)	280		280
						TEPPCO Partners LP
Non	-Hazardous Waste Disposal (0.24%)					7.63%, 2/15/2012	375		390

	Oakmont Asset Trust
	4.51%, 12/22/2008 (a)	550		552					2,378

						Quarrying (0.22%)
	Office Automation & Equipment (0.28%)					Vulcan Materials Co
	Xerox Corp					4.03%, 12/15/2010 (b)	500		496
	3.56%, 12/18/2009 (b)	350		348
	5.50%, 5/15/2012	295		290		Real Estate Management & Services (0.12%)

				638		AMB Property LP

						6.30%, 6/ 1/2013	265		264
	Office Furnishings - Original (0.09%)
	Steelcase Inc					Real Estate Operator & Developer (0.58%)
	6.50%, 8/15/2011	195		198		Duke Realty LP
						5.63%, 8/15/2011	180		175
Oil	- Field Services (0.28%)					ERP Operating LP
	Weatherford International Inc					5.50%, 10/ 1/2012	575		555
	6.63%, 11/15/2011	250		261		Regency Centers LP
	5.95%, 6/15/2012	375		381		8.45%, 9/ 1/2010	575		605

				642					1,335

Oil Company - Exploration & Production (0.76%)						Regional Banks (1.89%)
	Anadarko Petroleum Corp					BAC Capital Trust XIII
	3.18%, 9/15/2009 (b)(c)	300		298		3.18%, 3/15/2043 (b)	435		287
	Canadian Natural Resources Ltd					BAC Capital Trust XIV
	5.15%, 2/ 1/2013	650		648		5.63%, 3/15/2043 (b)	550		389
	Devon OEI Operating Inc					Bank of America Corp
	7.25%, 10/ 1/2011	475		508		4.90%, 5/ 1/2013	615		596
	Nexen Inc					Capital One Financial Corp
	5.05%, 11/20/2013	292		282		5.70%, 9/15/2011	300		277
	Pemex Project Funding Master Trust					First Union Institutional Capital I
	6.13%, 8/15/2008	13		13		8.04%, 12/ 1/2026	550		521

				1,749		Fleet Capital Trust II

	Oil Company - Integrated (0.18%)					7.92%, 12/11/2026	525		536
	Husky Energy Inc					NB Capital Trust
	6.25%, 6/15/2012	400		410		7.83%, 12/15/2026	375		356
						SunTrust Preferred Capital I
	Oil Refining & Marketing (0.12%)					5.85%, 12/31/2049 (b)	365		244
	Valero Energy Corp					Wachovia Corp
	6.88%, 4/15/2012	275		284		5.35%, 3/15/2011	600		580
						2.83%, 3/ 1/2012 (b)	275		248

				Schedule of Investments
				Short-Term Bond Fund
				July 31, 2008 (unaudited)

		Principal						Principal
		Amount		Value				Amount	Value
		(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)						BONDS (continued)
Regional Banks (continued)						REITS - Shopping Centers (continued)
Wachovia Corp (continued)						Federal Realty Investment Trust
	5.50%, 5/ 1/2013	$300		$277		6.00%, 7/15/2012	$350		$348

				4,311		Westfield Group

						5.40%, 10/ 1/2012 (a)	500		472

REITS	- Apartments (0.17%)
									1,463

Camden Property Trust
	4.38%, 1/15/2010	200		195		REITS	- Warehouse & Industrial (0.54%)
UDR Inc						Prologis
	5.50%, 4/ 1/2014	200		187		2.89%, 8/24/2009 (b)	250		243

				382		5.25%, 11/15/2010	400		399

REITS	- Diversified (0.37%)					5.50%, 3/ 1/2013	625		601

Duke Realty LP									1,243

	6.80%, 2/12/2009	450		452		Rental - Auto & Equipment (0.38%)
Liberty Property LP						Erac USA Finance Co
	7.75%, 4/15/2009	385		387		3.05%, 4/30/2009 (a)(b)	400		393

				839		5.80%, 10/15/2012 (a)	515		481

REITS	- Healthcare (0.63%)								874

HCP Inc						Retail - Drug Store (0.19%)
3.23%, 9/15/2008 (b)		600		598		CVS/Caremark Corp
	5.65%, 12/15/2013	125		113		2.98%, 6/ 1/2010 (b)	450		440
Nationwide Health Properties Inc
	6.50%, 7/15/2011	400		406		Retail - Regional Department Store (0.13%)
	6.25%, 2/ 1/2013	325		320		Macys Retail Holdings Inc

				1,437		4.80%, 7/15/2009	300		296

REITS	- Mortgage (0.46%)					Rubber - Tires (0.09%)
iStar Financial Inc						Goodyear Tire & Rubber Co/The
3.12%, 9/15/2009 (b)		275		233		6.68%, 12/ 1/2009 (b)	200		198
3.03%, 3/ 9/2010 (b)		350		275
	6.00%, 12/15/2010	500		392		Savings & Loans - Thrifts (0.21%)
	5.65%, 9/15/2011	200		149		Washington Mutual Inc

				1,049		3.09%, 1/15/2010 (b)	275		240

						3.10%, 3/22/2012 (b)	350		250

REITS	- Office Property (0.48%)
Brandywine Operating Partnership LP									490

	5.63%, 12/15/2010	605		586		Sovereign (0.12%)
HRPT Properties Trust						Mexico Government International Bond
3.38%, 3/16/2011 (b)		188		179		8.38%, 1/14/2011	250		273
	6.95%, 4/ 1/2012	350		340

				1,105		Sovereign Agency (0.88%)

						Fannie Mae
REITS	- Regional Malls (0.35%)					5.13%, 9/ 2/2008	2,000		2,004
Simon Property Group LP
	3.75%, 1/30/2009	225		223		Special Purpose Banks (0.16%)
	4.60%, 6/15/2010	65		64		Korea Development Bank
	4.88%, 8/15/2010	320		313		2.93%, 4/ 3/2010 (b)(c)	365		360
	5.60%, 9/ 1/2011	200		198

				798		Special Purpose Entity (0.57%)

						BAE Systems Holdings Inc
REITS	- Shopping Centers (0.64%)					4.75%, 8/15/2010 (a)	500		507
Developers Diversified Realty Corp						Genworth Global Funding Trusts
	3.88%, 1/30/2009	510		505		5.20%, 10/ 8/2010	375		376
	5.38%, 10/15/2012	150		138		USB Realty Corp
						6.09%, 12/22/2049 (a)(b)	330		214

				Schedule of Investments
				Short-Term Bond Fund
				July 31, 2008 (unaudited)

		Principal						Principal
		Amount		Value				Amount		Value
		(000	's)	(000	's)			(000	's)	(000	's)

	BONDS (continued)					SENIOR FLOATING RATE INTERESTS (continued)
	Special Purpose Entity (continued)						Applications Software (0.23%)
	Williams Cos Inc Credit Linked Certificates						Metavante Corp, Term Loan B
	6.12%, 5/ 1/2009 (a)(b)	$200		$199			4.55%, 11/ 1/2014 (b)	$549		$520

				1,296

							Cellular Telecommunications (0.13%)
Steel	- Producers (0.45%)						Alltel Holdings Corp, Term Loan B
	Ispat Inland ULC						5.21%, 5/31/2015 (b)	298		297
	9.75%, 4/ 1/2014	600		640
	United States Steel Corp						Electric - Integrated (0.15%)
	5.65%, 6/ 1/2013	400		387		Texas Competitive Electric Holdings Company,

				1,027			Term Loan B2

	Telephone - Integrated (1.61%)						6.24%, 8/ 7/2014 (b)	110		104
						Texas Competitive Electric Holdings Company,
	British Telecommunications PLC						Term Loan B3
	5.15%, 1/15/2013	750		734			6.26%, 10/10/2014 (b)	248		232

	Deutsche Telekom International Finance									336

	2.98%, 3/23/2009 (b)	375		373
	Koninklijke KPN NV						Money Center Banks (0.08%)
	8.00%, 10/ 1/2010	475		503			Allied Waste North America Inc, LOC A
	Telecom Italia Capital SA						3.86%, 3/28/2014 (b)	178		175
	4.00%, 11/15/2008	320		320
	3.40%, 7/18/2011 (b)	240		229		Non	-Hazardous Waste Disposal (0.13%)
	Telefonica Emisiones SAU					Allied Waste North America Inc, Term Loan B
	5.86%, 2/ 4/2013 (f)	575		574			4.23%, 3/28/2014 (b)	297		291
	Telefonos de Mexico SAB de CV
	4.50%, 11/19/2008	325		326			Publishing - Periodicals (0.17%)
	Verizon California Inc						Dex Media East LLC, Term Loan B
	6.70%, 9/ 1/2009	615		629			4.68%, 10/17/2014 (b)	415		385

				3,688			Racetracks (0.12%)

	Television (0.31%)						Penn National Gaming Inc, Term Loan B
	British Sky Broadcasting Group PLC						4.47%, 10/ 3/2012 (b)	299		286
	6.88%, 2/23/2009	400		407
	Univision Communications Inc						Retail - Building Products (0.20%)
	7.85%, 7/15/2011	325		300			HD Supply Inc, Term Loan B

				707			3.72%, 8/30/2012 (b)	476		464

	Tobacco (0.32%)						Satellite Telecommunications (0.08%)
	Reynolds American Inc						Telesat Canada Inc, Term Loan B
	6.50%, 7/15/2010	400		404			5.77%, 9/ 1/2014 (b)	183		175
	3.48%, 6/15/2011 (b)	350		333			Telesat Canada Inc, Term Loan DD

				737			5.68%, 10/31/2014 (b)	11		10

Tools	- Hand Held (0.25%)									185

	Snap-On Inc					TOTAL SENIOR FLOATING RATE INTERESTS			$3,150

	2.92%, 1/12/2010 (b)(c)	575		565
						U.S. GOVERNMENT & GOVERNMENT AGENCY
	Transport - Rail (0.15%)						OBLIGATIONS (16.47%)
						Federal Home Loan Mortgage Corporation
	CSX Corp						(FHLMC) (1.99%)
	4.88%, 11/ 1/2009	335		335			5.50%, 12/ 1/2008	13		14

	TOTAL BONDS	$195,441					5.50%, 2/ 1/2009	30		31

SENIOR FLOATING RATE INTERESTS (1.38%)							5.50%, 3/ 1/2009	15		15
	Aerospace & Defense Equipment (0.09%)						5.50%, 4/ 1/2009	36		37
	Sequa Corp, Term Loan B						6.50%, 4/ 1/2009	6		6
	6.03%, 12/ 7/2014 (b)	223		211			5.00%, 9/ 1/2009	49		50
							9.00%, 9/ 1/2009	2		2

			Schedule of Investments
			Short-Term Bond Fund
			July 31, 2008 (unaudited)

		Principal				Principal
		Amount	Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

U.S. GOVERNMENT & GOVERNMENT AGENCY					U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)					OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation					U.S. Treasury (11.44%)
(FHLMC) (continued)					3.00%, 2/15/2009 (d)	$8,500		$8,547
4.50%, 11/ 1/2009	$84		$84		4.88%, 8/15/2009 (d)	7,000		7,183
4.50%, 12/ 1/2009	212		214		4.75%, 2/15/2010 (d)	3,000		3,109
4.50%, 4/ 1/2010	135		136		3.88%, 5/15/2010 (d)	1,000		1,026
4.50%, 9/ 1/2010	231		233		2.63%, 5/31/2010 (d)	1,500		1,505
4.50%, 2/ 1/2011	96		97		4.50%, 11/15/2010 (d)	500		521
4.50%, 4/ 1/2011	117		118		4.50%, 4/30/2012 (d)	2,700		2,841
4.50%, 7/ 1/2011	129		131		4.38%, 8/15/2012 (d)	1,350		1,418

4.50%, 11/ 1/2011	561		567					26,150
6.50%, 4/ 1/2015	6		6

6.50%, 12/ 1/2015	24		25		TOTAL U.S. GOVERNMENT & GOVERNMENT
7.00%, 12/ 1/2022	158		167		AGENCY OBLIGATIONS		$37,635

7.50%, 12/ 1/2029	4		4		SHORT TERM INVESTMENTS (2.38%)
6.00%, 12/ 1/2034 (b)	241		244		Commercial Paper (2.38%)
4.55%, 1/ 1/2035 (b)	345		346		Investment in Joint Trading Account; HSBC
					Funding
5.66%, 6/ 1/2035 (b)	1,179		1,206		2.12%, 8/ 1/2008	$2,716		$2,716
4.93%, 9/ 1/2035 (b)	402		404		Investment in Joint Trading Account;
4.98%, 9/ 1/2035 (b)	396		399		Prudential Funding

			4,536		2.12%, 8/ 1/2008	2,717		2,717

Federal National Mortgage Association (FNMA) (3.04%)								5,433

5.50%, 2/ 1/2009	87		88		TOTAL SHORT TERM INVESTMENTS		$5,433

5.50%, 5/ 1/2009	5		5		REPURCHASE AGREEMENTS (2.65%)
5.50%, 10/ 1/2009	59		59		Money Center Banks (2.65%)
4.50%, 12/ 1/2009	19		19		Deutsche Bank Repurchase Agreement;
4.50%, 3/ 1/2010	157		158		2.18% dated 07/31/08 maturing 08/01/08
4.00%, 5/ 1/2010	411		409		(collateralized by U.S. Government
4.50%, 5/ 1/2010	62		63		Agency Issues; $6,157,000; 0.00% -
					6.625%; dated 08/01/08 - 07/15/16) (c)	$6,109		$6,072

4.00%, 6/ 1/2010	181		180
4.00%, 7/ 1/2010	263		262		TOTAL REPURCHASE AGREEMENTS		$6,072

4.00%, 8/ 1/2010	145		145		Total Investments		$247,731
4.50%, 8/ 1/2011	313		315		Liabilities in Excess of Other Assets, Net - (8.39)%			(19,186)

8.50%, 5/ 1/2022	37		40		TOTAL NET ASSETS - 100.00%		$228,545

8.00%, 5/ 1/2027	6		7
6.00%, 7/ 1/2028	78		79
7.50%, 10/ 1/2029	18		19		(a)	Security exempt from registration under Rule 144A of the Securities Act
						of 1933. These securities may be resold in transactions exempt from
6.33%, 12/ 1/2032 (b)	216		219			registration, normally to qualified institutional buyers. Unless otherwise
4.31%, 7/ 1/2034 (b)	517		518			indicated, these securities are not considered illiquid. At the end of the
5.36%, 7/ 1/2034 (b)	188		189			period, the value of these securities totaled $20,544 or 8.99% of net
4.29%, 8/ 1/2034 (b)	318		319		assets.
					(b) Variable Rate
4.36%, 9/ 1/2034 (b)	395		408		(c)	Security was purchased with the cash proceeds from securities loans.
4.50%, 1/ 1/2035 (b)	457		463		(d)	Security or a portion of the security was on loan at the end of the period.
6.28%, 1/ 1/2035 (b)	85		86		(e)	Market value is determined in accordance with procedures established in
6.62%, 2/ 1/2035 (b)	70		71			good faith by the Board of Directors. At the end of the period, the value
4.58%, 4/ 1/2035 (b)	649		655			of these securities totaled $791 or 0.35% of net assets.
5.11%, 6/ 1/2035 (b)	124		127		(f)	Security purchased on a when-issued basis.
4.92%, 10/ 1/2035 (b)	1,432		1,434
5.15%, 2/ 1/2037 (b)	599		612

			6,949

Schedule of Investments Short-Term Bond Fund July 31, 2008 (unaudited)

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation		$1,073
Unrealized Depreciation		(26,270)

Net Unrealized Appreciation (Depreciation)		(25,197)
Cost for federal income tax purposes		272,928
All dollar amounts are shown in thousands (000's)

Credit Default Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)

Buy protection for CDX.NA.IG.10 Index
and pay quarterly 1.55% to Deutsche Bank
AG. Expires June 2013.	$500	$-

Buy protection for CDX.NA.IG.10 Index
and pay quarterly 1.55% to Morgan Stanley
Capital Services Inc Expires June 2013.	3,600	(8)

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Mortgage Securities		40.58%
Financial		22.47%
Asset Backed Securities		13.04%
Government		12.44%
Communications		4.19%
Consumer, Non-cyclical		3.95%
Utilities		2.75%
Industrial		2.45%
Energy		2.39%
Consumer, Cyclical		1.65%
Technology		1.24%
Basic Materials		1.05%
Diversified		0.19%
Liabilities in Excess of Other Assets, Net		(8.39%)

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type		Percent

Credit Default Swaps		0.00%

				Schedule of Investments
				Short-Term Income Fund
				July 31, 2008 (unaudited)

			Principal				Principal
			Amount	Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

BONDS	(81.10%)					BONDS (continued)
Aerospace & Defense Equipment (0.40%)						Electric - Integrated (continued)
United Technologies Corp						Virginia Electric and Power Co
4.38%, 5/ 1/2010		$2,000		$2,041		5.10%, 11/30/2012	$5,750		$5,744

									12,660

Agricultural Operations (1.61%)
Cargill Inc						Federal & Federally Sponsored Credit (4.83%)
5.20%, 1/22/2013 (a)		8,250		8,163		Federal Farm Credit Bank
						3.45%, 1/11/2010	12,000		12,086
Asset Backed Securities (0.15%)						2.88%, 8/ 4/2010	12,500		12,418

Atlantic City Electric Transition Funding LLC									24,504

2.89%, 7/20/2011		768		767		Fiduciary Banks (0.83%)
						Bank of New York Mellon Corp/The
Automobile Sequential (0.38%)						4.95%, 11/ 1/2012	4,250		4,216
WFS Financial Owner Trust
3.93%, 2/17/2012		1,938		1,939		Finance (0.02%)
						Green Tree Financial Corp
Casino Hotels (0.51%)						7.70%, 9/15/2026	120		86
Harrah's Operating Co Inc
5.50%, 7/ 1/2010		3,000		2,610		Finance - Commercial (0.50%)
						Caterpillar Financial Services Corp
Chemicals - Diversified (1.69%)						4.85%, 12/ 7/2012	2,500		2,526
EI Du Pont de Nemours & Co
5.00%, 7/15/2013		2,500		2,503		Finance - Consumer Loans (2.41%)
PPG Industries Inc						John Deere Capital Corp
5.75%, 3/15/2013		6,000		6,055		4.95%, 12/17/2012	8,250		8,290

				8,558		SLM Corp

Commercial Services - Finance (0.99%)						4.00%, 1/15/2009	4,000		3,958

Western Union Co/The									12,248

5.40%, 11/17/2011		5,000		4,998		Finance - Investment Banker & Broker (0.48%)
						Citigroup Inc
Computers (0.49%)						5.50%, 8/27/2012	2,500		2,439
Hewlett-Packard Co
4.50%, 3/ 1/2013		2,500		2,477		Finance - Leasing Company (0.68%)
						International Lease Finance Corp
Consumer Products - Miscellaneous (1.16%)						6.38%, 3/25/2013	4,000		3,458
Clorox Co
5.00%, 3/ 1/2013		6,000		5,892		Finance - Mortgage Loan/Banker (13.84%)
						Fannie Mae
Diversified Financial Services (0.99%)						4.00%, 9/ 2/2008	5,000		4,999
General Electric Capital Corp
5.72%, 8/22/2011		5,000		5,021		4.25%, 5/15/2009	8,250		8,340
						4.75%, 11/19/2012 (b)	8,000		8,255
Diversified Manufacturing Operations (0.49%)						Federal Home Loan Banks
Honeywell International Inc						5.25%, 8/ 5/2009	16,500		16,877
4.25%, 3/ 1/2013		2,500		2,472		4.63%, 10/10/2012 (b)	8,000		8,209
						Freddie Mac
Electric - Integrated (2.49%)						5.00%, 1/16/2009	5,000		5,053
Alabama Power Co						4.75%, 11/ 3/2009	12,000		12,259
4.85%, 12/15/2012		2,500		2,517		4.13%, 7/12/2010	1,000		1,018
Pacific Gas & Electric Co						5.25%, 7/18/2011 (b)	5,000		5,235

3.60%, 3/ 1/2009		1,650		1,650					70,245

Texas-New Mexico Power Co
6.25%, 1/15/2009		2,750		2,749

				Schedule of Investments
				Short-Term Income Fund
				July 31, 2008 (unaudited)

		Principal							Principal
		Amount		Value					Amount	Value
		(000	's)	(000	's)			(000	's)	(000	's)

	BONDS (continued)						BONDS (continued)
Food	- Miscellaneous/Diversified (1.39%)						Mortgage Backed Securities (continued)
	Kellogg Co						Residential Asset Securitization Trust
	5.13%, 12/ 3/2012	$7,000		$7,077			6.00%, 5/25/2036	$4,178		$3,845
							Residential Funding Mortgage Securities
Gas	- Distribution (0.33%)						5.50%, 9/25/2036	5,000		4,918
	Sempra Energy						Structured Asset Securities Corp
	4.75%, 5/15/2009	1,650		1,656			5.50%, 12/25/2033	5,799		5,702

										107,238

	Industrial Gases (0.34%)
	Air Products & Chemicals Inc						Multimedia (0.84%)
	4.15%, 2/ 1/2013	1,750		1,710			Walt Disney Co/The
							4.70%, 12/ 1/2012	4,250		4,279
	Medical - Biomedical/Gene (1.08%)
	Amgen Inc						Networking Products (0.86%)
	4.00%, 11/18/2009	5,500		5,499			Cisco Systems Inc
							5.25%, 2/22/2011	4,250		4,375
	Medical - HMO (0.81%)
	UnitedHealth Group Inc					Oil Company - Exploration & Production (1.82%)
	4.88%, 2/15/2013	4,250		4,117			Apache Corp
							6.25%, 4/15/2012	8,750		9,216
	Mortgage Backed Securities (21.13%)
	Banc of America Funding Corp						Property & Casualty Insurance (0.86%)
	5.00%, 6/25/2035 (c)	5,000		4,832			Fidelity National Financial Inc
	5.75%, 3/25/2036	4,562		4,363			7.30%, 8/15/2011	4,250		4,384
	Banc of America Mortgage Securities Inc
	4.75%, 8/25/2033	4,000		3,954			Quarrying (0.83%)
							Vulcan Materials Co
	Bear Stearns Commercial Mortgage Securities						5.60%, 11/30/2012	4,250		4,216
	Inc
	5.82%, 5/14/2016 (a)	5,500		5,605
	Chase Mortgage Finance Corp					Real Estate Operator & Developer (1.53%)
	5.50%, 5/25/2035	3,016		2,997			Duke Realty LP
	Countrywide Home Loan Mortgage Pass						6.25%, 5/15/2013	4,000		3,909
	Through Certificates						ERP Operating LP
	5.50%, 10/25/2035	8,397		8,415			5.50%, 10/ 1/2012	4,000		3,860

	CS First Boston Mortgage Securities Corp									7,769

	6.00%, 12/25/2033	1,540		1,418			Regional Banks (1.55%)
	Fannie Mae						Wells Fargo & Co
	6.00%, 2/25/2031	10,000		10,268			4.38%, 1/31/2013	8,250		7,849
	5.00%, 11/25/2035	2,883		2,900
	Freddie Mac						Reinsurance (1.18%)
	5.50%, 4/15/2027	8,932		9,111			Berkshire Hathaway Finance Corp
	4.25%, 6/15/2027	275		275			3.38%, 10/15/2008	6,000		6,004
	5.50%, 10/15/2027	7,582		7,736
	6.00%, 9/15/2029	8,543		8,768		REITS	- Healthcare (1.00%)
	4.50%, 5/15/2030	5,000		4,986			Nationwide Health Properties Inc
	6.00%, 6/15/2030	366		367			6.50%, 7/15/2011	5,000		5,073
	4.50%, 5/15/2032	1,075		1,067		REITS	- Single Tenant (0.78%)
	Ginnie Mae						CPG Partners LP
	4.50%, 8/20/2032	1,386		1,355			3.50%, 3/15/2009	4,000		3,960
	GSR Mortgage Loan Trust
	6.00%, 2/25/2035	2,324		2,284			Retail - Discount (0.10%)
	6.00%, 6/25/2036	3,839		3,804			Target Corp
	Lehman Mortgage Trust						5.13%, 1/15/2013	500		506
	5.75%, 4/25/2036	8,499		8,268

				Schedule of Investments
				Short-Term Income Fund
				July 31, 2008 (unaudited)

		Principal					Principal
		Amount		Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)						U.S. GOVERNMENT & GOVERNMENT AGENCY
Retail - Drug Store (0.29%)						OBLIGATIONS (continued)
CVS/Caremark Corp						Federal National Mortgage Association (FNMA)
4.00%, 9/15/2009		$1,500		$1,490		(continued)
						10.00%, 5/ 1/2022	$13		$14
Savings & Loans - Thrifts (0.16%)						7.05%, 11/ 1/2022 (c)	4		4
Washington Mutual Bank/Henderson NV						6.35%, 11/ 1/2032 (c)	208		211
5.50%, 1/15/2013		1,200		828		5.15%, 11/ 1/2035 (c)	32		32

									538

Steel	- Producers (1.65%)					Government National Mortgage Association
Nucor Corp						(GNMA) (0.03%)
5.00%, 12/ 1/2012		8,300		8,354		11.00%, 2/15/2010	2		2
						8.00%, 3/15/2012	4		4
Telephone - Integrated (2.82%)						11.00%, 10/15/2015	22		24
AT&T Inc
4.95%, 1/15/2013		4,250		4,251		11.00%, 11/15/2015	7		8
Koninklijke KPN NV						11.00%, 11/15/2015	42		48
8.00%, 10/ 1/2010		9,500		10,057		10.00%, 1/15/2019	60		68

				14,308		10.00%, 2/15/2019	1		-

						11.00%, 8/15/2020	9		11
Television (0.55%)						9.00%, 4/20/2025	3		4

Univision Communications Inc

7.85%, 7/15/2011		3,000		2,767					169

						U.S. Treasury (14.78%)
Textile - Home Furnishings (0.94%)						3.25%, 8/15/2008 (b)(d)	5,000		5,003
Mohawk Industries Inc						2.63%, 3/15/2009	6,000		6,022
7.20%, 4/15/2012		4,750		4,767		4.88%, 5/15/2009 (b)	5,000		5,104
Transport - Rail (1.64%)						3.63%, 10/31/2009 (b)	25,000		25,422
Canadian National Railway Co						3.13%, 11/30/2009 (b)	30,000		30,331
4.25%, 8/ 1/2009		8,250		8,298		4.75%, 2/15/2010	3,000		3,109

									74,991

Transport - Services (0.84%)
						TOTAL U.S. GOVERNMENT & GOVERNMENT
United Parcel Service Inc						AGENCY OBLIGATIONS	$76,455

4.50%, 1/15/2013		4,250		4,270
						REPURCHASE AGREEMENTS (13.54%)
Water	(0.84%)					Money Center Banks (13.54%)
Veolia Environnement						Deutsche Bank Repurchase Agreement;
5.25%, 6/ 3/2013		4,250		4,246		2.18% dated 07/31/08 maturing 08/01/08

						(collateralized by U.S. Government
TOTAL BONDS			$411,576			Agency Issues; $53,825,000; 0.00% -

U.S. GOVERNMENT & GOVERNMENT AGENCY						6.625%; dated 08/01/08 - 07/15/16) (e)	$53,402		$53,081
OBLIGATIONS (15.06%)						Investment in Joint Trading Account; Bank
Federal Home Loan Mortgage Corporation						of America Repurchase Agreement; 2.12%
(FHLMC) (0.15%)						dated 07/31/2008 maturing 08/01/2008
9.50%, 8/ 1/2016		10		11		(collateralized by Sovereign Agency
6.00%, 4/ 1/2017		247		253		Issues; $8,041,000; 2.20%; dated 01/23/09)	7,807		7,807
6.00%, 5/ 1/2017		450		460
6.33%, 11/ 1/2021 (c)		33		33

				757

Federal National Mortgage Association (FNMA) (0.10%)
6.50%, 1/ 1/2012		113		117
6.50%, 1/ 1/2014		112		117
8.50%, 11/ 1/2017		20		22
6.54%, 1/ 1/2019 (c)		13		13
5.61%, 4/ 1/2019 (c)		8		8

Schedule of Investments
Short-Term Income Fund
July 31, 2008 (unaudited)

Portfolio Summary (unaudited)

Principal
Sector	Percent

Amount	Value
(000	's)	(000	's)	Government	33.45%

Financial	26.50%
REPURCHASE AGREEMENTS (continued)	Mortgage Securities	21.42%
Money Center Banks (continued)	Consumer, Non-cyclical	7.04%
Investment in Joint Trading Account;	Communications	5.07%
Deutsche Bank Repurchase Agreement;	Basic Materials	4.50%
2.16% dated 07/31/2008 maturing	Utilities	3.66%
08/01/2008 (collateralized by Sovereign	Industrial	3.36%
Agency Issues; $8,041,000; 2.75% -	Consumer, Cyclical	1.85%
4.52%; dated 09/14/10 - 04/15/14)	$7,807	$	7,806	Energy	1.81%

Asset Backed Securities	0.55%
68,694	Technology	0.49%

TOTAL REPURCHASE AGREEMENTS	$68,694	Liabilities in Excess of Other Assets, Net	(9.70%)

TOTAL NET ASSETS	100.00%

Total Investments	$556,725
Liabilities in Excess of Other Assets, Net - (9.70)%	(49,248)	Other Assets Summary (unaudited)

TOTAL NET ASSETS - 100.00%	$507,477	Asset Type	Percent

Futures	4.39%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $13,768 or 2.71% of net assets.
(b)	Security or a portion of the security was on loan at the end of the period.
(c)	Variable Rate
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $240 or 0.05% of net assets.
(e)	Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$2,940
Unrealized Depreciation	(4,620)

Net Unrealized Appreciation (Depreciation)	(1,680)
Cost for federal income tax purposes	558,405
All dollar amounts are shown in thousands (000's)

Futures Contracts

Current	Unrealized
Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Sell:
US 5 Year Note;
September 2008	200	$22,010	$22,267	$(257)

All dollar amounts are shown in thousands (000's)

		Schedule of Investments
		SmallCap Blend Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (96.45%)				COMMON STOCKS (continued)
Advertising Services (0.29%)				Chemicals - Diversified (0.18%)
inVentiv Health Inc (a)	31,926	$771		Innospec Inc (b)	27,690	$491

Aerospace & Defense (1.26%)				Chemicals - Specialty (1.47%)
Esterline Technologies Corp (a)	33,179	1,618		Arch Chemicals Inc	42,651	1,369
Teledyne Technologies Inc (a)	7,657	482		ICO Inc (a)(b)	52,800	257
TransDigm Group Inc (a)	34,797	1,281		OM Group Inc (a)(b)	40,726	1,368

		3,381		Terra Industries Inc	17,602	951

Aerospace & Defense Equipment (1.92%)						3,945

AAR Corp (a)(b)	65,930	1,133		Circuit Boards (0.13%)
BE Aerospace Inc (a)	59,655	1,532		TTM Technologies Inc (a)(b)	31,760	357
Moog Inc (a)	23,760	1,056
Triumph Group Inc (b)	26,700	1,414		Commercial Banks (5.65%)

		5,135		Bancfirst Corp	8,892	420

				Bank of Hawaii Corp	35,482	1,788
Airlines (0.30%)				Bank of the Ozarks Inc (b)	32,470	666
Allegiant Travel Co (a)(b)	22,342	552		Cathay General Bancorp (b)	44,720	713
Republic Airways Holdings Inc (a)(b)	25,950	249		City Bank/Lynnwood WA (b)	35,590	338

		801		City Holding Co	19,173	853

Alternative Waste Tech (0.21%)				Cullen/Frost Bankers Inc	30,022	1,583
Calgon Carbon Corp (a)(b)	29,350	558		CVB Financial Corp (b)	44,640	505
				First State Bancorporation/NM	15,621	80
Apparel Manufacturers (0.59%)				Green Bankshares Inc (b)	30,726	423
G-III Apparel Group Ltd (a)(b)	26,906	431		IBERIABANK Corp	12,628	650
Quiksilver Inc (a)	74,840	574		National Penn Bancshares Inc (b)	55,140	741
True Religion Apparel Inc (a)(b)	22,730	588		NBT Bancorp Inc (b)	26,780	664

		1,593		Oriental Financial Group Inc (b)	21,000	365

Applications Software (1.35%)				Pacific Capital Bancorp NA (b)	15,007	196
Progress Software Corp (a)	40,930	1,204		Pinnacle Financial Partners Inc (a)(b)	15,541	392
Quest Software Inc (a)	104,750	1,583		Prosperity Bancshares Inc (b)	36,197	1,162
Verint Systems Inc (a)	38,828	835		S&T Bancorp Inc (b)	24,740	830

		3,622		SVB Financial Group (a)(b)	26,767	1,541

Auto Repair Centers (0.13%)				Texas Capital Bancshares Inc (a)(b)	41,140	664
Midas Inc (a)	23,700	341		Tompkins Financial Corp	8,160	348
				Vineyard National Bancorp - Warrants (a)(c)	2,369	-
Auto/Truck Parts & Equipment - Replacement (0.29%)				(d)(e)
ATC Technology Corp (a)	31,305	786		Webster Financial Corp	10,960	218

						15,140

Beverages - Wine & Spirits (0.69%)				Commercial Services (0.42%)
Central European Distribution Corp (a)	25,459	1,858		Arbitron Inc	5,280	248
				Steiner Leisure Ltd (a)	20,480	633
Building & Construction - Miscellaneous (0.37%)
Layne Christensen Co (a)(b)	21,470	981		TeleTech Holdings Inc (a)	18,375	250

						1,131

Building & Construction Products -				Commercial Services - Finance (0.98%)
Miscellaneous (0.29%)				CBIZ Inc (a)(b)	67,780	555
Interline Brands Inc (a)(b)	49,390	780
				Morningstar Inc (a)(b)	17,471	1,100
Casino Services (0.36%)				Wright Express Corp (a)	36,355	965

Bally Technologies Inc (a)(b)	29,950	952				2,620

		Schedule of Investments
		SmallCap Blend Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Computer Aided Design (0.96%)				Distribution & Wholesale (continued)
Ansys Inc (a)	27,270	$1,251		Tech Data Corp (a)	24,470	$853
Aspen Technology Inc (a)	98,996	1,317		United Stationers Inc (a)(b)	28,477	1,092

		2,568				3,371

Computer Services (0.97%)				Diversified Manufacturing Operations (1.32%)
CACI International Inc (a)	13,790	620		AZZ Inc (a)(b)	3,790	174
Ciber Inc (a)	143,320	1,013		Barnes Group Inc	44,930	1,015
Manhattan Associates Inc (a)(b)	18,630	457		EnPro Industries Inc (a)(b)	12,200	439
Ness Technologies Inc (a)	40,970	507		Koppers Holdings Inc	44,273	1,913

		2,597				3,541

Computer Software (0.61%)				Diversified Operations (0.14%)
Double-Take Software Inc (a)(b)	35,640	393		Compass Diversified Holdings	32,240	375
Omniture Inc (a)(b)	71,330	1,238

		1,631		E-Commerce - Products (0.19%)

				MercadoLibre Inc (a)(b)	13,860	497
Computers - Integrated Systems (0.33%)
MTS Systems Corp (b)	12,220	512		Educational Software (0.26%)
Radiant Systems Inc (a)(b)	31,750	362		Blackboard Inc (a)(b)	17,690	707

		874

Consulting Services (1.91%)				Electric - Integrated (1.99%)
FTI Consulting Inc (a)	24,683	1,756		Allete Inc (b)	29,890	1,272
Gartner Inc (a)(b)	90,940	2,215		Avista Corp	52,480	1,187
Huron Consulting Group Inc (a)(b)	21,752	1,135		Empire District Electric Co/The (b)	45,360	926

		5,106		Portland General Electric Co	38,258	899

				Westar Energy Inc	47,900	1,057

Consumer Products - Miscellaneous (1.09%)						5,341

CSS Industries Inc	8,424	238
Jarden Corp (a)(b)	29,790	716		Electric Products - Miscellaneous (0.83%)
Tupperware Brands Corp	50,080	1,953		GrafTech International Ltd (a)	94,864	2,225

		2,907		Electronic Components - Miscellaneous (0.19%)

Cosmetics & Toiletries (0.59%)				Benchmark Electronics Inc (a)(b)	34,080	499
Chattem Inc (a)(b)	24,440	1,576
				Electronic Components - Semiconductors (1.74%)
Data Processing & Management (0.21%)				Advanced Analogic Technologies Inc (a)(b)	56,230	232
Commvault Systems Inc (a)(b)	36,923	562		AuthenTec Inc (a)(b)	43,280	331
				Mellanox Technologies Ltd (a)	20,110	257
Diagnostic Equipment (0.84%)				ON Semiconductor Corp (a)(b)	177,850	1,670
Cepheid Inc (a)(b)	26,600	455		PMC - Sierra Inc (a)	107,560	779
Immucor Inc (a)	59,103	1,781		Silicon Laboratories Inc (a)	18,020	589

		2,236		Zoran Corp (a)	97,240	804

Diagnostic Kits (0.68%)						4,662

Meridian Bioscience Inc	51,631	1,343		Electronic Design Automation (0.18%)
Quidel Corp (a)	23,310	472		Cogo Group Inc (a)(b)	35,640	165

		1,815		Magma Design Automation Inc (a)(b)	51,957	329

Disposable Medical Products (0.32%)						494

Merit Medical Systems Inc (a)	42,480	859		Electronic Measurement Instruments (0.66%)
				Analogic Corp	24,300	1,778
Distribution & Wholesale (1.26%)
Fossil Inc (a)(b)	40,120	1,074
Houston Wire & Cable Co (b)	17,890	352

		Schedule of Investments
		SmallCap Blend Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
E-Marketing & Information (0.33%)				Instruments - Controls (0.79%)
comScore Inc (a)(b)	46,390	$885		Mettler Toledo International Inc (a)	19,668	$2,115

Engineering - Research & Development Services (0.93%)				Instruments - Scientific (0.37%)
EMCOR Group Inc (a)	82,883	2,496		Varian Inc (a)	20,201	998

Enterprise Software & Services (2.01%)				Internet Application Software (1.00%)
Informatica Corp (a)	103,320	1,673		eResearchTechnology Inc (a)	62,590	911
JDA Software Group Inc (a)	71,170	1,215		S1 Corp (a)	119,380	970
Omnicell Inc (a)(b)	44,160	717		Vocus Inc (a)(b)	22,510	801

SYNNEX Corp (a)(b)	58,870	1,375				2,682

Taleo Corp (a)(b)	21,490	403		Internet Brokers (0.32%)

		5,383		thinkorswim Group Inc (a)(b)	105,240	845

E-Services - Consulting (0.64%)
Websense Inc (a)(b)	82,430	1,720		Intimate Apparel (0.65%)
				Warnaco Group Inc/The (a)	41,770	1,752
Finance - Investment Banker & Broker (0.70%)
Knight Capital Group Inc (a)	39,430	646		Investment Companies (0.84%)
optionsXpress Holdings Inc	23,600	585		Ares Capital Corp (b)	164,214	1,877
Stifel Financial Corp (a)(b)	15,405	649		Hercules Technology Growth Capital Inc	36,420	362

		1,880				2,239

Finance - Leasing Company (0.40%)				Investment Management & Advisory Services (0.10%)
Financial Federal Corp (b)	46,292	1,067		Waddell & Reed Financial Inc	7,750	259

Finance - Other Services (0.12%)				Lasers - Systems & Components (0.40%)
GFI Group Inc	32,720	330		Excel Technology Inc (a)(b)	19,320	610
				Rofin-Sinar Technologies Inc (a)	13,860	469

Food - Miscellaneous/Diversified (0.84%)						1,079

Ralcorp Holdings Inc (a)(b)	41,890	2,260		Leisure & Recreation Products (0.47%)
				WMS Industries Inc (a)	44,655	1,258
Food - Retail (0.23%)
Ruddick Corp (b)	19,490	603		Life & Health Insurance (0.23%)
				Delphi Financial Group Inc	24,584	613
Food - Wholesale & Distribution (1.07%)
Fresh Del Monte Produce Inc (a)	41,320	871		Machinery - Construction & Mining (0.34%)
Spartan Stores Inc	83,700	1,991		Astec Industries Inc (a)(b)	28,430	907

		2,862

Footwear & Related Apparel (1.09%)				Machinery - Farm (0.38%)
Iconix Brand Group Inc (a)(b)	33,720	405		Alamo Group Inc	14,960	324
Skechers U.S.A. Inc (a)	48,560	918		Lindsay Corp (b)	7,460	688

Wolverine World Wide Inc	59,540	1,591				1,012

		2,914		Machinery - General Industry (2.48%)

Gas - Distribution (1.04%)				Altra Holdings Inc (a)	30,210	504
Northwest Natural Gas Co	42,080	1,904		Chart Industries Inc (a)	35,300	1,868
South Jersey Industries Inc	23,298	869		Middleby Corp (a)(b)	24,780	1,160

		2,773		Robbins & Myers Inc	40,927	2,078

				Wabtec Corp	18,780	1,042

Independent Power Producer (0.15%)						6,652

Ormat Technologies Inc (b)	8,170	392
				Machinery - Material Handling (0.12%)
				Key Technology Inc (a)	10,000	321

		Schedule of Investments
		SmallCap Blend Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Machinery Tools & Related Products (0.63%)				Miscellaneous Manufacturers (0.53%)
Kennametal Inc	56,920	$1,694		Aptargroup Inc	36,977	$1,431

Medical - Biomedical/Gene (1.02%)				Networking Products (0.55%)
Avant Immunotherapeutics Inc (a)(b)	15,306	248		Anixter International Inc (a)(b)	21,492	1,462
Celera Corp (a)	105,180	1,436
Incyte Corp (a)(b)	112,590	1,043		Non-Hazardous Waste Disposal (0.16%)

		2,727		Waste Services Inc (a)	46,120	437

Medical - Drugs (2.20%)				Oil - Field Services (1.76%)
Cubist Pharmaceuticals Inc (a)(b)	60,232	1,365		Basic Energy Services Inc (a)	19,470	524
Indevus Pharmaceuticals Inc (a)(b)	148,140	271		Global Industries Ltd (a)	17,700	211
PharMerica Corp (a)(b)	21,520	509		Matrix Service Co (a)(b)	42,826	967
Progenics Pharmaceuticals Inc (a)(b)	40,710	671		Oil States International Inc (a)	18,130	995
Sciele Pharma Inc (a)(b)	58,820	1,097		Superior Energy Services Inc (a)	24,664	1,170
Viropharma Inc (a)(b)	95,430	1,175		Willbros Group Inc (a)(b)	22,590	849

XenoPort Inc (a)(b)	17,720	812				4,716

		5,900

				Oil Company - Exploration & Production (3.75%)
Medical - Generic Drugs (0.11%)				Approach Resources Inc (a)	15,350	309
Perrigo Co	8,450	298		Berry Petroleum Co	31,000	1,334
				Brigham Exploration Co (a)(b)	29,730	416
Medical - Nursing Homes (0.37%)				Callon Petroleum Co (a)	17,740	408
Ensign Group Inc/The	32,554	391		Mariner Energy Inc (a)	48,090	1,273
Skilled Healthcare Group Inc (a)(b)	41,280	603		Penn Virginia Corp (b)	27,970	1,699

		994		Petroquest Energy Inc (a)(b)	73,604	1,536

Medical - Outpatient & Home Medical Care (1.12%)				Rosetta Resources Inc (a)	43,414	1,025
Amedisys Inc (a)	24,727	1,585		St Mary Land & Exploration Co	33,430	1,423
LHC Group Inc (a)	25,900	726		Swift Energy Co (a)	12,200	620

Res-Care Inc (a)	37,320	685				10,043

		2,996

				Oil Field Machinery & Equipment (0.93%)
Medical Imaging Systems (0.35%)				Complete Production Services Inc (a)(b)	20,990	668
IRIS International Inc (a)(b)	56,200	949		Dril-Quip Inc (a)	12,503	677
				Flotek Industries Inc (a)(b)	22,780	419
Medical Instruments (0.55%)				Mitcham Industries Inc (a)	19,960	307
Arthrocare Corp (a)(b)	14,650	310		T-3 Energy Services Inc (a)	6,180	424

Genomic Health Inc (a)(b)	25,650	552				2,495

Integra LifeSciences Holdings Corp (a)(b)	13,570	620

		1,482		Oil Refining & Marketing (0.31%)

				Holly Corp	28,728	821
Medical Laboratory & Testing Service (0.68%)
Icon PLC ADR (a)	22,558	1,812		Paper & Related Products (1.22%)
				Buckeye Technologies Inc (a)	115,870	1,130
Medical Products (0.70%)				Rock-Tenn Co	60,200	2,140

Exactech Inc (a)	13,620	392				3,270

Zoll Medical Corp (a)	47,115	1,484

		1,876		Patient Monitoring Equipment (0.05%)

				Masimo Corp (a)(b)	3,540	134
Metal - Aluminum (0.19%)
Kaiser Aluminum Corp	9,870	521		Pharmacy Services (0.47%)
				HealthExtras Inc (a)(b)	41,760	1,253
Metal Processors & Fabrication (0.15%)
Dynamic Materials Corp	12,164	401

		Schedule of Investments
		SmallCap Blend Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Physician Practice Management (0.28%)				REITS - Mortgage (continued)
Pediatrix Medical Group Inc (a)	15,490	$754		MFA Mortgage Investments Inc	220,530	$1,422

						2,453

Printing - Commercial (0.23%)
Consolidated Graphics Inc (a)(b)	18,670	625		REITS - Office Property (0.94%)
				BioMed Realty Trust Inc	78,182	2,017
Private Corrections (0.52%)				Kilroy Realty Corp	10,950	502

Cornell Cos Inc (a)	33,844	881				2,519

Geo Group Inc/The (a)(b)	21,416	515		REITS - Shopping Centers (0.82%)

		1,396		Inland Real Estate Corp	68,270	1,021

Property & Casualty Insurance (1.77%)				Kite Realty Group Trust	22,840	284
American Physicians Capital Inc	24,066	1,198		Saul Centers Inc	8,440	409
Amerisafe Inc (a)	23,180	421		Urstadt Biddle Properties Inc	28,609	473

Amtrust Financial Services Inc (b)	44,868	654				2,187

CNA Surety Corp (a)	23,670	308		Rental - Auto & Equipment (0.25%)
Darwin Professional Underwriters Inc (a)(b)	11,761	364		Rent-A-Center Inc/TX (a)(b)	31,630	671
Navigators Group Inc (a)	17,670	840
Tower Group Inc (b)	41,920	955		Research & Development (0.78%)

		4,740		Parexel International Corp (a)	71,480	2,089

Publicly Traded Investment Fund (0.14%)				Retail - Apparel & Shoe (1.80%)
Kayne Anderson Energy Development Co (b)	16,600	374		Aeropostale Inc (a)(b)	53,240	1,717
				Gymboree Corp (a)	24,800	927
Recreational Centers (0.46%)
Life Time Fitness Inc (a)(b)	41,000	1,221		Phillips-Van Heusen Corp	33,510	1,186
				Wet Seal Inc/The (a)(b)	224,985	988

Reinsurance (1.80%)						4,818

Aspen Insurance Holdings Ltd	69,910	1,775		Retail - Home Furnishings (0.11%)
IPC Holdings Ltd	24,400	783		Pier 1 Imports Inc (a)(b)	79,760	295
Max Capital Group Ltd	50,840	1,193
Platinum Underwriters Holdings Ltd	29,970	1,082		Retail - Perfume & Cosmetics (0.15%)

		4,833		Ulta Salon Cosmetics & Fragrance Inc (a)(b)	43,610	411

REITS - Diversified (1.47%)				Retail - Restaurants (0.53%)
Entertainment Properties Trust	44,200	2,371		Einstein Noah Restaurant Group Inc (a)(b)	40,810	471
Investors Real Estate Trust (b)	37,090	389		Jack in the Box Inc (a)	43,490	938

Washington Real Estate Investment Trust (b)	28,240	968				1,409

Winthrop Realty Trust	49,050	198

		3,926		Retail - Sporting Goods (0.44%)

				Hibbett Sports Inc (a)(b)	56,236	1,184
REITS - Healthcare (0.76%)
Senior Housing Properties Trust	96,050	2,022		Savings & Loans - Thrifts (0.68%)
				Dime Community Bancshares	24,950	418
REITS - Hotels (0.56%)				Flushing Financial Corp	23,420	413
Ashford Hospitality Trust Inc	97,960	389		Washington Federal Inc	31,420	584
DiamondRock Hospitality Co	62,180	573		WSFS Financial Corp (b)	7,310	398

FelCor Lodging Trust Inc	68,350	546				1,813

		1,508

				Schools (0.65%)
REITS - Mortgage (0.92%)				DeVry Inc	30,850	1,753
Anthracite Capital Inc (b)	57,090	361
Arbor Realty Trust Inc (b)	24,611	270		Seismic Data Collection (0.69%)
Gramercy Capital Corp/New York (b)	59,203	400		Dawson Geophysical Co (a)	16,039	1,053

		Schedule of Investments
		SmallCap Blend Fund
		July 31, 2008 (unaudited)

	Shares	Value				Shares		Value
	Held	(000	's)			Held		(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Seismic Data Collection (continued)				Transport - Services (0.58%)
ION Geophysical Corp (a)	49,567	$791		HUB Group Inc (a)		39,750		$1,545

		1,844

				Wire & Cable Products (0.69%)
Semiconductor Component - Integrated Circuits (1.88%)				Belden Inc (b)		50,260		1,856
Emulex Corp (a)	119,770	1,350
Integrated Device Technology Inc (a)	61,100	612		Wireless Equipment (0.27%)
Pericom Semiconductor Corp (a)	54,430	776		Viasat Inc (a)		30,807		709
Power Integrations Inc (a)	45,800	1,251
Standard Microsystems Corp (a)	39,781	1,055		Wound, Burn & Skin Care (0.21%)

		5,044		Obagi Medical Products Inc (a)(b)		57,860		551

Semiconductor Equipment (0.20%)				X	-Ray Equipment (0.30%)
ATMI Inc (a)	24,270	547		Hologic Inc (a)		43,040		795

Telecommunication Equipment (1.23%)				TOTAL COMMON STOCKS		$258,311

ADC Telecommunications Inc (a)	110,390	1,044				Principal
Comtech Telecommunications Corp (a)(b)	45,907	2,256				Amount		Value

		3,300				(000	's)	(000	's)

				SHORT TERM INVESTMENTS (3.28%)
Telecommunication Equipment - Fiber Optics (0.17%)
				Commercial Paper (3.28%)
Harmonic Inc (a)	58,620	457
				Investment in Joint Trading Account; HSBC
				Funding
Telecommunication Services (0.98%)				2.12%, 8/ 1/2008		$4,401		$4,401
Consolidated Communications Holdings Inc	60,500	844		Investment in Joint Trading Account;
(b)				Prudential Funding
Premiere Global Services Inc (a)	118,040	1,784		2.12%, 8/ 1/2008		4,402		4,402

		2,628						8,803

Telephone - Integrated (0.19%)				TOTAL SHORT TERM INVESTMENTS		$8,803

Alaska Communications Systems Group Inc	39,099	498
(b)				REPURCHASE AGREEMENTS (27.61%)
				Commercial Banks - Non US (27.61%)
Television (0.34%)				BNP Paribas Securities Corporation
Belo Corp (b)	59,320	403		Repurchase Agreement; 2.19% dated
Sinclair Broadcast Group Inc	67,939	518		07/31/08 maturing 08/01/08 (collateralized

				by U.S. Government Agency Issues;
		921		$74,506,000	; 0.00% - 6.75%; dated

Textile - Apparel (0.37%)				08/08/08 - 11/27/37) (f)		$74,394		$73,944

Perry Ellis International Inc (a)	45,930	999		TOTAL REPURCHASE AGREEMENTS		$73,944

				Total Investments		$341,058
Therapeutics (0.87%)				Liabilities in Excess of Other Assets, Net - (27.34)%				(73,235)

BioMarin Pharmaceutical Inc (a)	36,080	1,174		TOTAL NET ASSETS - 100.00%		$267,823

Medarex Inc (a)(b)	117,304	1,159

		2,333

Tobacco (0.15%)
Alliance One International Inc (a)	88,780	397

Toys (0.56%)
Jakks Pacific Inc (a)(b)	67,862	1,492

Transport - Marine (0.72%)
Eagle Bulk Shipping Inc (b)	23,000	668
TBS International Ltd (a)(b)	34,280	1,253

		1,921

Schedule of Investments SmallCap Blend Fund July 31, 2008 (unaudited)

(a) Non-Income Producing Security
(b)	Security or a portion of the security was on loan at the end of the period.
(c) Security is Illiquid
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.
(e)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.
(f)	Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$30,516
Unrealized Depreciation	(32,376)

Net Unrealized Appreciation (Depreciation)	(1,860)
Cost for federal income tax purposes	342,918
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	48.64%
Consumer, Non-cyclical	21.64%
Industrial	16.46%
Technology	10.71%
Consumer, Cyclical	9.43%
Energy	7.44%
Communications	6.49%
Utilities	3.18%
Basic Materials	3.07%
Diversified	0.14%
Exchange Traded Funds	0.14%
Liabilities in Excess of Other Assets, Net	(27.34%)

TOTAL NET ASSETS	100.00%

		Schedule of Investments
		SmallCap Blend Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (98.63%)				COMMON STOCKS (continued)
Advanced Materials & Products (0.35%)				Commercial Banks (continued)
Ceradyne Inc (a)	9,600	$445		Community Bank System Inc (b)	24,000	$566
				Community Trust Bancorp Inc (b)	6,550	202
Aerospace & Defense (0.66%)				Glacier Bancorp Inc (b)	18,850	409
Teledyne Technologies Inc (a)	13,450	846		Hancock Holding Co (b)	20,950	940
				Old National Bancorp/IN (b)	21,650	329
Aerospace & Defense Equipment (0.84%)
				Sterling Bancshares Inc/TX (b)	114,400	1,112
Heico Corp (b)	23,650	823
				SVB Financial Group (a)(b)	23,200	1,336
Triumph Group Inc	4,750	252

				Texas Capital Bancshares Inc (a)	15,400	249
		1,075

				UMB Financial Corp (b)	10,850	598
Agricultural Operations (0.62%)				Wilshire Bancorp Inc (b)	63,900	787

Andersons Inc/The (b)	17,450	793				6,863

Airlines (0.22%)				Commercial Services - Finance (0.40%)
Skywest Inc	18,750	285		Heartland Payment Systems Inc (b)	22,500	518

Applications Software (0.75%)				Computer Aided Design (1.60%)
American Reprographics Co (a)(b)	25,100	402		Ansys Inc (a)	44,650	2,049
Progress Software Corp (a)	18,850	555

		957		Computers - Integrated Systems (1.79%)

				Micros Systems Inc (a)	41,200	1,305
Auto/Truck Parts & Equipment - Replacement (0.32%)				MTS Systems Corp (b)	23,600	989

ATC Technology Corp (a)	16,300	409				2,294

Batteries & Battery Systems (0.35%)				Computers - Peripheral Equipment (0.52%)
Greatbatch Inc (a)(b)	21,950	449		Synaptics Inc (a)(b)	13,850	668

Building - Heavy Construction (0.16%)				Consulting Services (1.82%)
Perini Corp (a)	7,500	205		Forrester Research Inc (a)	11,750	396
				Watson Wyatt Worldwide Inc	33,500	1,941

Building & Construction Products -						2,337

Miscellaneous (0.31%)
NCI Building Systems Inc (a)(b)	10,650	399		Consumer Products - Miscellaneous (0.63%)
				Blyth Inc	28,500	414
Building Products - Air & Heating (0.60%)				Helen of Troy Ltd (a)	19,100	393

Comfort Systems USA Inc	30,150	400				807

Lennox International Inc	10,400	371		Containers - Metal & Glass (0.95%)

		771		Greif Inc	14,400	876

Chemicals - Specialty (1.67%)				Silgan Holdings Inc	6,550	346

HB Fuller Co (b)	46,550	1,164				1,222

Minerals Technologies Inc (b)	9,700	626		Containers - Paper & Plastic (0.33%)
Terra Industries Inc	6,650	359		Pactiv Corp (a)	17,600	424

		2,149

Circuit Boards (0.32%)				Cosmetics & Toiletries (0.27%)
Park Electrochemical Corp (b)	16,100	408		Chattem Inc (a)(b)	5,450	351

Coal (0.86%)				Decision Support Software (0.36%)
Massey Energy Co	7,000	520		SPSS Inc (a)(b)	13,850	458
Patriot Coal Corp (a)	4,600	580

				Diagnostic Equipment (0.39%)
		1,100

				Immucor Inc (a)	16,700	503
Commercial Banks (5.34%)
Bancfirst Corp (b)	7,100	335

		Schedule of Investments
		SmallCap Blend Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Diagnostic Kits (0.18%)				Enterprise Software & Services (1.49%)
Idexx Laboratories Inc (a)	4,250	$227		Informatica Corp (a)	37,250	$603
				Mantech International Corp (a)	8,250	461
Disposable Medical Products (0.44%)				MicroStrategy Inc (a)	4,350	263
ICU Medical Inc (a)(b)	19,950	567		Sybase Inc (a)	17,600	591

						1,918

Distribution & Wholesale (0.12%)
Brightpoint Inc (a)(b)	22,150	153		Finance - Consumer Loans (0.83%)
				Portfolio Recovery Associates Inc (a)(b)	6,550	261
Diversified Manufacturing Operations (2.05%)				World Acceptance Corp (a)(b)	24,600	806

Acuity Brands Inc (b)	25,100	1,026				1,067

Harsco Corp	11,550	625
				Finance - Investment Banker & Broker (1.25%)
Koppers Holdings Inc	22,600	976		Knight Capital Group Inc (a)	42,900	703

		2,627		optionsXpress Holdings Inc	36,550	907

Diversified Operations & Commercial Services (0.73%)						1,610

Chemed Corp (b)	22,050	944
				Food - Baking (0.39%)
E-Commerce - Services (0.25%)				Flowers Foods Inc	16,500	496
Priceline.com Inc (a)	2,800	322
				Food - Miscellaneous/Diversified (0.85%)
Electric - Integrated (1.59%)				Corn Products International Inc	15,700	730
Avista Corp	46,350	1,048		Hain Celestial Group Inc (a)(b)	13,650	357

CH Energy Group Inc (b)	6,900	250				1,087

Cleco Corp	19,250	484		Food - Wholesale & Distribution (0.06%)
El Paso Electric Co (a)	12,850	266		Spartan Stores Inc (b)	3,312	79

		2,048

				Footwear & Related Apparel (1.18%)
Electric Products - Miscellaneous (0.73%)				Deckers Outdoor Corp (a)	8,000	904
GrafTech International Ltd (a)	23,900	561		Wolverine World Wide Inc	22,800	610

Littelfuse Inc (a)	11,650	372				1,514

		933

				Gas - Distribution (3.35%)
Electronic Components - Miscellaneous (1.64%)				Atmos Energy Corp	26,950	713
Benchmark Electronics Inc (a)(b)	30,800	451		New Jersey Resources Corp	15,050	513
CTS Corp	31,500	405		Nicor Inc (b)	39,400	1,569
Methode Electronics Inc (b)	54,550	611		Southwest Gas Corp (b)	13,550	392
Technitrol Inc	45,950	644		UGI Corp	30,250	819

		2,111		WGL Holdings Inc	8,700	300

Electronic Components - Semiconductors (1.45%)						4,306

Microsemi Corp (a)	13,150	342
				Hospital Beds & Equipment (0.38%)
QLogic Corp (a)	58,050	1,094		Kinetic Concepts Inc (a)(b)	14,050	491
Skyworks Solutions Inc (a)(b)	26,250	248
Zoran Corp (a)	20,950	173		Hotels & Motels (0.23%)

		1,857		Choice Hotels International Inc	12,050	299

Electronic Measurement Instruments (0.45%)
Trimble Navigation Ltd (a)	17,300	574		Human Resources (1.75%)
				Administaff Inc	12,150	349
Engineering - Research & Development Services (1.52%)				CDI Corp (b)	22,150	456
EMCOR Group Inc (a)	48,200	1,452		Heidrick & Struggles International Inc (b)	11,950	339
Shaw Group Inc/The (a)	8,700	503		Korn/Ferry International (a)	15,900	278

		1,955		MPS Group Inc (a)	71,950	829

						2,251

		Schedule of Investments
		SmallCap Blend Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Instruments - Controls (1.29%)				Medical - HMO (continued)
Woodward Governor Co	36,750	$1,654		Health Net Inc (a)	16,300	$456

						862

Instruments - Scientific (0.30%)
Dionex Corp (a)	5,600	389		Medical - Hospitals (0.28%)
				Medcath Corp (a)	19,450	363
Internet Content - Information & News (0.10%)
WebMD Health Corp (a)(b)	5,450	132		Medical - Outpatient & Home Medical Care (0.77%)
				Gentiva Health Services Inc (a)(b)	8,650	221
Internet Security (0.17%)				Lincare Holdings Inc (a)	15,700	506
Blue Coat Systems Inc (a)(b)	14,900	216		Res-Care Inc (a)	14,050	258

						985

Internet Telephony (0.45%)				Medical Instruments (1.34%)
j2 Global Communications Inc (a)	24,100	578		Arthrocare Corp (a)(b)	21,950	464
Investment Management & Advisory Services (0.56%)				Conmed Corp (a)	23,100	702
Waddell & Reed Financial Inc	21,550	720		Datascope Corp	11,850	553

						1,719

Lasers - Systems & Components (0.18%)				Medical Products (1.16%)
Cymer Inc (a)(b)	8,900	236		Haemonetics Corp (a)	4,350	253
				Invacare Corp (b)	17,200	405
Leisure & Recreation Products (0.24%)
				Mentor Corp (b)	8,800	218
WMS Industries Inc (a)	10,750	303
				West Pharmaceutical Services Inc (b)	13,250	608

Life & Health Insurance (0.25%)						1,484

Delphi Financial Group Inc	12,850	321		Multilevel Direct Selling (0.35%)
				Nu Skin Enterprises Inc (b)	27,950	452
Linen Supply & Related Items (0.46%)
Unifirst Corp/MA	13,200	591		Multimedia (0.56%)
				Factset Research Systems Inc (b)	12,400	715
Machinery - General Industry (3.53%)
Applied Industrial Technologies Inc	26,550	709		Networking Products (1.11%)
Gardner Denver Inc (a)	28,550	1,302		Anixter International Inc (a)(b)	14,800	1,007
Robbins & Myers Inc	36,650	1,861		Netgear Inc (a)(b)	27,294	413

Wabtec Corp	11,850	658				1,420

		4,530

				Office Furnishings - Original (1.45%)
Machinery - Material Handling (0.16%)				Herman Miller Inc	27,350	715
Columbus McKinnon Corp/NY (a)	8,200	211		Knoll Inc (b)	52,450	810
				Steelcase Inc	33,700	335

Medical - Biomedical/Gene (0.29%)						1,860

Cambrex Corp (a)	48,200	367
				Oil - Field Services (0.78%)
Medical - Drugs (2.09%)				Oceaneering International Inc (a)	11,100	673
Cubist Pharmaceuticals Inc (a)(b)	34,200	775		Trico Marine Services Inc (a)(b)	13,100	334

Endo Pharmaceuticals Holdings Inc (a)	46,850	1,085				1,007

Medicis Pharmaceutical Corp (b)	14,300	262		Oil & Gas Drilling (2.28%)
Sciele Pharma Inc (a)(b)	30,350	566		Bronco Drilling Co Inc (a)(b)	21,600	378

		2,688		Pioneer Drilling Co (a)	43,050	684

Medical - Generic Drugs (0.20%)				Unit Corp (a)	27,550	1,861

Alpharma Inc (a)(b)	11,250	255				2,923

				Oil Company - Exploration & Production (3.15%)
Medical - HMO (0.67%)
				Callon Petroleum Co (a)(b)	14,050	323
AMERIGROUP Corp (a)	16,000	406

		Schedule of Investments
		SmallCap Blend Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Oil Company - Exploration & Production				REITS - Office Property (continued)
(continued)				Parkway Properties Inc/Md (b)	13,550	$478

Mariner Energy Inc (a)	10,450	$276				972

Stone Energy Corp (a)	35,550	1,814
Swift Energy Co (a)	25,400	1,291		REITS - Regional Malls (0.17%)
Vaalco Energy Inc (a)	51,350	336		CBL & Associates Properties Inc (b)	11,350	220

		4,040

				REITS - Shopping Centers (0.33%)
Oil Field Machinery & Equipment (0.60%)				Cedar Shopping Centers Inc (b)	33,100	422
Lufkin Industries Inc	8,700	776
				REITS - Single Tenant (0.41%)
Oil Refining & Marketing (0.71%)				National Retail Properties Inc (b)	25,000	528
Frontier Oil Corp	21,200	387
Holly Corp (b)	18,400	526		REITS - Storage (0.75%)

		913		Extra Space Storage Inc	41,500	588

				U-Store-It Trust (b)	32,000	373

Paper & Related Products (0.22%)
						961

Rock-Tenn Co (b)	8,100	288
				REITS - Warehouse & Industrial (0.53%)
Physician Practice Management (0.43%)				EastGroup Properties Inc	9,300	431
Pediatrix Medical Group Inc (a)	11,450	557		First Industrial Realty Trust Inc (b)	9,800	243

						674

Power Converter & Supply Equipment (0.58%)
Advanced Energy Industries Inc (a)	54,250	750		Rental - Auto & Equipment (1.46%)
				Aaron Rents Inc	40,800	1,121
Printing - Commercial (0.19%)				Rent-A-Center Inc/TX (a)(b)	35,850	760

Consolidated Graphics Inc (a)	7,100	238				1,881

				Research & Development (0.16%)
Property & Casualty Insurance (0.29%)
				PharmaNet Development Group Inc (a)(b)	8,700	210
Zenith National Insurance Corp	10,750	370
				Retail - Apparel & Shoe (2.70%)
Protection - Safety (0.31%)
				Aeropostale Inc (a)(b)	12,550	405
Landauer Inc (b)	6,200	399
				Buckle Inc/The	5,650	291
Racetracks (0.58%)				Cato Corp/The	16,900	302
International Speedway Corp	20,150	741		Genesco Inc (a)(b)	14,700	432
				Gymboree Corp (a)	35,950	1,345
Recreational Vehicles (0.25%)				Phillips-Van Heusen Corp	7,500	265
Polaris Industries Inc (b)	7,600	325		Stage Stores Inc	29,100	431

						3,471

REITS - Apartments (0.36%)
Mid-America Apartment Communities Inc	8,100	466		Retail - Bookstore (0.27%)
				Barnes & Noble Inc (b)	14,500	343
REITS - Diversified (0.24%)
Lexington Realty Trust (b)	21,050	303		Retail - Convenience Store (0.34%)
				Pantry Inc/The (a)(b)	27,700	443
REITS - Healthcare (0.55%)
Medical Properties Trust Inc (b)	63,900	709		Retail - Discount (0.29%)
				BJ's Wholesale Club Inc (a)	9,900	372
REITS - Hotels (0.13%)
FelCor Lodging Trust Inc	20,450	163		Retail - Drug Store (0.30%)
				Longs Drug Stores Corp (b)	8,300	388
REITS - Office Property (0.76%)
BioMed Realty Trust Inc	19,150	494		Retail - Pawn Shops (0.58%)
				Cash America International Inc	8,500	358

		Schedule of Investments
		SmallCap Blend Fund I
		July 31, 2008 (unaudited)

	Shares	Value				Shares		Value
	Held	(000	's)			Held		(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Retail - Pawn Shops (continued)				Therapeutics (0.26%)
Ezcorp Inc (a)	21,550	$388		Trimeris Inc		66,000		$336

		746

				Tools	- Hand Held (0.69%)
Retail - Restaurants (1.89%)				Snap-On Inc		15,700		884
California Pizza Kitchen Inc (a)(b)	33,450	437
CEC Entertainment Inc (a)	15,500	540		Toys	(0.95%)
Jack in the Box Inc (a)	33,700	727		Jakks Pacific Inc (a)		11,450		252
Papa John's International Inc (a)(b)	25,700	727		Marvel Entertainment Inc (a)(b)		27,850		966

		2,431						1,218

Retail - Sporting Goods (0.29%)				Transport - Marine (1.65%)
Cabela's Inc (a)(b)	31,600	367		Gulfmark Offshore Inc (a)		8,800		442
				Kirby Corp (a)		35,150		1,677

Retirement & Aged Care (0.29%)								2,119

Five Star Quality Care Inc (a)(b)	84,250	370
				Transport - Services (0.55%)
Savings & Loans - Thrifts (0.80%)				Pacer International Inc		29,500		700
Capitol Federal Financial (b)	6,600	267
Dime Community Bancshares	34,000	569		Transport - Truck (0.25%)
Flushing Financial Corp (b)	10,850	191		Arkansas Best Corp (b)		8,700		323

		1,027

				Vitamins & Nutrition Products (0.32%)
Seismic Data Collection (0.42%)				Herbalife Ltd		9,400		406
Dawson Geophysical Co (a)	8,300	545
				Web Portals (0.41%)
Semiconductor Component - Integrated Circuits (0.62%)				United Online Inc		48,400		526
Micrel Inc (b)	42,300	402
Standard Microsystems Corp (a)	15,000	398		Wire & Cable Products (0.46%)

		800		Belden Inc (b)		16,100		594

Semiconductor Equipment (1.64%)				TOTAL COMMON STOCKS			$126,651

Brooks Automation Inc (a)	45,300	354				Principal
Cabot Microelectronics Corp (a)(b)	9,500	371				Amount		Value

MKS Instruments Inc (a)	29,450	607				(000	's)	(000	's)

Varian Semiconductor Equipment Associates				REPURCHASE AGREEMENTS (25.39%)
Inc (a)	26,500	774		Money Center Banks (25.39%)

		2,106		Deutsche Bank Repurchase Agreement;

				2.18% dated 07/31/08 maturing 08/01/08
South Africa (0.29%)				(collateralized by U.S. Government
Net 1 UEPS Technologies Inc (a)	16,000	377		Agency Issues; $33,015,000; 0.00% -
				6.625%; dated 08/01/08 - 07/15/16) (c)		$32,796		$32,599

Steel - Producers (1.08%)				TOTAL REPURCHASE AGREEMENTS			$32,599

Olympic Steel Inc (b)	12,850	653		Total Investments			$159,250
Schnitzer Steel Industries Inc	8,100	731		Liabilities in Excess of Other Assets, Net - (24.02)%				(30,848)

		1,384

				TOTAL NET ASSETS - 100.00%			$128,402

Telecommunication Equipment (1.60%)
Arris Group Inc (a)(b)	38,900	372
Comtech Telecommunications Corp (a)	19,800	973		(a)	Non-Income Producing Security
Plantronics Inc (b)	28,900	704		(b)	Security or a portion of the security was on loan at the end of the period.

		2,049		(c)	Security was purchased with the cash proceeds from securities loans.

Telephone - Integrated (0.17%)
Cincinnati Bell Inc (a)	55,800	218

Schedule of Investments SmallCap Blend Fund I July 31, 2008 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$11,292
Unrealized Depreciation	(13,543)

Net Unrealized Appreciation (Depreciation)	(2,251)
Cost for federal income tax purposes	161,501
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	38.94%
Industrial	20.90%
Consumer, Non-cyclical	19.43%
Consumer, Cyclical	13.01%
Technology	10.21%
Energy	8.80%
Utilities	4.95%
Communications	4.81%
Basic Materials	2.97%
Liabilities in Excess of Other Assets, Net	(24.02%)

TOTAL NET ASSETS	100.00%

		Schedule of Investments
		SmallCap Growth Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (96.93%)				COMMON STOCKS (continued)
Advertising Services (0.67%)				Computer Aided Design (continued)
inVentiv Health Inc (a)	81,103	$1,959		Aspen Technology Inc (a)	181,760	$2,418

						4,962

Aerospace & Defense (2.00%)
Esterline Technologies Corp (a)	37,966	1,852		Computer Services (0.74%)
Teledyne Technologies Inc (a)	29,905	1,881		CACI International Inc (a)	1,645	74
TransDigm Group Inc (a)	56,953	2,096		SYKES Enterprises Inc (a)	20,500	362

		5,829		Syntel Inc (b)	51,691	1,703

						2,139

Aerospace & Defense Equipment (1.93%)
AAR Corp (a)(b)	96,558	1,660		Computer Software (0.64%)
BE Aerospace Inc (a)	67,240	1,727		Omniture Inc (a)(b)	107,031	1,857
Triumph Group Inc	42,343	2,242		Computers - Integrated Systems (0.71%)

		5,629		Micros Systems Inc (a)	64,763	2,052

Alternative Waste Tech (0.85%)
Darling International Inc (a)	153,300	2,480		Consulting Services (3.33%)
				FTI Consulting Inc (a)	40,306	2,868
Apparel Manufacturers (0.78%)				Gartner Inc (a)(b)	99,983	2,436
G-III Apparel Group Ltd (a)(b)	142,031	2,277		Huron Consulting Group Inc (a)(b)	51,057	2,663
				Navigant Consulting Inc (a)(b)	94,000	1,737

Batteries & Battery Systems (0.58%)						9,704

EnerSys (a)	52,000	1,679
				Consumer Products - Miscellaneous (0.77%)
Beverages - Wine & Spirits (0.94%)				Tupperware Brands Corp	57,800	2,254
Central European Distribution Corp (a)	37,511	2,737
				Cosmetics & Toiletries (0.74%)
Casino Services (0.56%)				Chattem Inc (a)(b)	33,317	2,148
Bally Technologies Inc (a)(b)	51,000	1,621
				Data Processing & Management (0.68%)
Cellular Telecommunications (0.00%)				Commvault Systems Inc (a)	129,013	1,965
Syniverse Holdings Inc (a)	1	-
				Decision Support Software (0.32%)
Chemicals - Diversified (0.34%)				Interactive Intelligence Inc (a)(b)	98,745	923
Innospec Inc (b)	55,300	981
				Diagnostic Equipment (1.30%)
Chemicals - Specialty (0.58%)				Cepheid Inc (a)(b)	63,800	1,092
Terra Industries Inc	31,400	1,696		Immucor Inc (a)	89,264	2,690

						3,782

Commercial Banks (0.26%)				Diagnostic Kits (0.71%)
Bank of the Ozarks Inc (b)	22,090	453		Meridian Bioscience Inc	78,943	2,053
City Bank/Lynnwood WA (b)	33,304	316

		769		Disposable Medical Products (0.54%)

Commercial Services (1.02%)				Merit Medical Systems Inc (a)	78,000	1,576
Steiner Leisure Ltd (a)	46,805	1,447
TeleTech Holdings Inc (a)(b)	112,000	1,523		Distribution & Wholesale (0.56%)

		2,970		Fossil Inc (a)(b)	61,000	1,634

Commercial Services - Finance (1.35%)				Diversified Manufacturing Operations (2.12%)
Morningstar Inc (a)(b)	31,802	2,002		AZZ Inc (a)(b)	47,524	2,175
Wright Express Corp (a)	73,108	1,941		Barnes Group Inc	75,399	1,703

		3,943		EnPro Industries Inc (a)(b)	31,500	1,134

Computer Aided Design (1.70%)				Koppers Holdings Inc	26,900	1,163

Ansys Inc (a)	55,457	2,544				6,175

		Schedule of Investments
		SmallCap Growth Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Educational Software (0.70%)				Internet Application Software (continued)
Blackboard Inc (a)(b)	51,000	$2,038		Vocus Inc (a)(b)	72,815	$2,591

						4,611

Electric Products - Miscellaneous (0.48%)
GrafTech International Ltd (a)	59,965	1,406		Internet Brokers (0.48%)
				thinkorswim Group Inc (a)(b)	175,350	1,408
Electronic Components - Semiconductors (2.72%)
AuthenTec Inc (a)(b)	87,000	665		Intimate Apparel (0.68%)
Mellanox Technologies Ltd (a)	77,932	997		Warnaco Group Inc/The (a)	47,145	1,978

ON Semiconductor Corp (a)(b)	245,066	2,301		Investment Companies (0.43%)
PMC - Sierra Inc (a)	156,000	1,129		Ares Capital Corp (b)	108,989	1,246
Silicon Laboratories Inc (a)	55,500	1,815
Zoran Corp (a)	121,278	1,003		Investment Management & Advisory Services (0.41%)

		7,910		Waddell & Reed Financial Inc	35,500	1,186

Electronic Design Automation (0.46%)
				Lasers - Systems & Components (0.57%)
Magma Design Automation Inc (a)(b)	213,041	1,351
				Rofin-Sinar Technologies Inc (a)(b)	49,088	1,662

Electronic Measurement Instruments (0.44%)
				Leisure & Recreation Products (0.51%)
Itron Inc (a)(b)	13,931	1,286
				WMS Industries Inc (a)	52,216	1,471

E-Marketing & Information (0.59%)
				Machinery - Construction & Mining (0.51%)
comScore Inc (a)(b)	90,200	1,721
				Astec Industries Inc (a)(b)	46,731	1,492

Engineering - Research & Development Services (0.89%)
				Machinery - Farm (0.51%)
EMCOR Group Inc (a)	86,000	2,590
				Lindsay Corp (b)	16,100	1,486

Enterprise Software & Services (2.30%)
				Machinery - General Industry (2.87%)
Concur Technologies Inc (a)(b)	35,200	1,451
				Altra Holdings Inc (a)	103,000	1,717
Informatica Corp (a)	134,569	2,178
				Chart Industries Inc (a)	29,500	1,561
Omnicell Inc (a)(b)	107,748	1,751
				Middleby Corp (a)(b)	52,947	2,478
Taleo Corp (a)(b)	69,900	1,310

				Wabtec Corp	47,130	2,616

		6,690

						8,372

E-Services - Consulting (0.90%)
				Medical - Biomedical/Gene (1.71%)
Websense Inc (a)	126,000	2,630
				Celera Corp (a)	141,213	1,928

Finance - Investment Banker & Broker (0.34%)				Exelixis Inc (a)(b)	174,651	1,223
Knight Capital Group Inc (a)	61,000	1,000		Incyte Corp (a)(b)	198,871	1,841

						4,992

Finance - Other Services (0.13%)				Medical - Drugs (3.35%)
GFI Group Inc (b)	38,460	388		Array Biopharma Inc (a)(b)	158,220	1,236
				Cubist Pharmaceuticals Inc (a)	97,071	2,200
Food - Retail (0.55%)
Ruddick Corp (b)	51,700	1,601		Indevus Pharmaceuticals Inc (a)(b)	157,836	289
				PharMerica Corp (a)(b)	53,000	1,253
Footwear & Related Apparel (0.64%)				Progenics Pharmaceuticals Inc (a)(b)	58,541	966
Wolverine World Wide Inc	69,600	1,860		Sciele Pharma Inc (a)(b)	92,471	1,725
				Viropharma Inc (a)(b)	65,684	808
Instruments - Scientific (0.42%)				XenoPort Inc (a)(b)	28,100	1,287

Varian Inc (a)	25,000	1,235				9,764

Internet Application Software (1.58%)				Medical - Nursing Homes (0.43%)
DealerTrack Holdings Inc (a)(b)	54,854	855		Skilled Healthcare Group Inc (a)(b)	85,800	1,254
eResearchTechnology Inc (a)	80,000	1,165

		Schedule of Investments
		SmallCap Growth Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Medical - Outpatient & Home Medical Care (1.61%)				Oil Company - Exploration & Production
Amedisys Inc (a)	41,066	$2,633		(continued)
LHC Group Inc (a)(b)	73,739	2,066		St Mary Land & Exploration Co	49,606	$2,111

		4,699		Swift Energy Co (a)	24,500	1,245

						16,320

Medical Imaging Systems (0.43%)
IRIS International Inc (a)(b)	74,339	1,255		Oil Field Machinery & Equipment (1.90%)
				Complete Production Services Inc (a)	70,500	2,245
Medical Information Systems (0.82%)				Dril-Quip Inc (a)	29,328	1,588
Phase Forward Inc (a)	129,892	2,390		Flotek Industries Inc (a)(b)	92,000	1,691

						5,524

Medical Instruments (2.05%)
				Oil Refining & Marketing (0.26%)
Arthrocare Corp (a)(b)	37,989	803
				Holly Corp	26,400	755
Genomic Health Inc (a)(b)	81,743	1,761
Integra LifeSciences Holdings Corp (a)(b)	56,127	2,563		Pharmacy Services (0.69%)
Kensey Nash Corp (a)	24,600	854		HealthExtras Inc (a)(b)	66,927	2,009

		5,981

Medical Laboratory & Testing Service (1.00%)				Physician Practice Management (0.50%)
Icon PLC ADR (a)	36,330	2,919		Pediatrix Medical Group Inc (a)	30,180	1,468

Medical Products (0.97%)				Power Converter & Supply Equipment (0.08%)
Zoll Medical Corp (a)	89,940	2,833		Advanced Energy Industries Inc (a)(b)	17,392	240

Metal - Aluminum (0.56%)				Precious Metals (0.31%)
Kaiser Aluminum Corp	31,141	1,643		Coeur d'Alene Mines Corp (a)(b)	315,780	913

Metal Processors & Fabrication (2.12%)				Private Corrections (0.97%)
Dynamic Materials Corp (b)	42,850	1,411		Cornell Cos Inc (a)(b)	42,381	1,104
Haynes International Inc (a)(b)	25,727	1,221		Geo Group Inc/The (a)(b)	72,010	1,731

Ladish Co Inc (a)	66,124	1,309				2,835

RBC Bearings Inc (a)	66,672	2,218		Property & Casualty Insurance (0.41%)

		6,159		Amtrust Financial Services Inc (b)	81,635	1,189

Miscellaneous Manufacturers (0.35%)				Recreational Centers (0.64%)
Aptargroup Inc	26,000	1,006		Life Time Fitness Inc (a)(b)	62,099	1,850

Networking Products (0.78%)				REITS - Diversified (2.20%)
Anixter International Inc (a)(b)	33,426	2,274		Digital Realty Trust Inc	56,116	2,408
Oil - Field Services (1.38%)				Entertainment Properties Trust	48,174	2,584
Matrix Service Co (a)(b)	103,402	2,334		Washington Real Estate Investment Trust (b)	40,900	1,401

Willbros Group Inc (a)(b)	44,800	1,683				6,393

		4,017		REITS - Office Property (0.42%)

Oil & Gas Drilling (0.31%)				Kilroy Realty Corp	26,834	1,229
Atwood Oceanics Inc (a)	19,500	895		Research & Development (1.09%)
Oil Company - Exploration & Production (5.60%)				Parexel International Corp (a)	108,328	3,166
Arena Resources Inc (a)	59,200	2,422		Retail - Apparel & Shoe (1.51%)
Carrizo Oil & Gas Inc (a)(b)	34,465	1,735		Aeropostale Inc (a)(b)	56,120	1,810
Comstock Resources Inc (a)	33,500	2,044		Gymboree Corp (a)	40,499	1,515
Concho Resources Inc (a)	64,883	2,125		Phillips-Van Heusen Corp	30,157	1,067

Petroquest Energy Inc (a)	102,937	2,148				4,392

Rosetta Resources Inc (a)	105,411	2,490

		Schedule of Investments
		SmallCap Growth Fund
		July 31, 2008 (unaudited)

	Shares	Value				Shares		Value
	Held	(000	's)			Held		(000	's)

COMMON STOCKS (continued)					COMMON STOCKS (continued)
Retail - Perfume & Cosmetics (0.28%)					Transport - Truck (0.37%)
Ulta Salon Cosmetics & Fragrance Inc (a)(b)	84,810	$800			Old Dominion Freight Line Inc (a)(b)	29,000		$1,064

Retail - Restaurants (0.86%)					Wire & Cable Products (1.44%)
Jack in the Box Inc (a)	66,200	1,428			Belden Inc (b)	78,365		2,893
Red Robin Gourmet Burgers Inc (a)(b)	43,400	1,078			General Cable Corp (a)	22,455		1,294

		2,506						4,187

Retail - Sporting Goods (0.56%)					Wireless Equipment (0.70%)
Hibbett Sports Inc (a)(b)	77,534	1,632			Viasat Inc (a)	88,470		2,037

Retail - Sunglasses (0.65%)				X	-Ray Equipment (0.46%)
FGX International Holdings Ltd (a)	163,927	1,902			Hologic Inc (a)	73,000		1,348

					TOTAL COMMON STOCKS	$282,343

Schools (0.79%)
DeVry Inc	40,678	2,311				Principal
						Amount		Value

Seismic Data Collection (1.45%)						(000	's)	(000	's)

Dawson Geophysical Co (a)	26,715	1,753			SHORT TERM INVESTMENTS (2.45%)
ION Geophysical Corp (a)	154,275	2,464			Commercial Paper (2.45%)

		4,217			Investment in Joint Trading Account; HSBC

					Funding
Semiconductor Component - Integrated Circuits (1.86%)					2.12%, 8/ 1/2008	$3,560		$3,560
Emulex Corp (a)	129,445	1,459			Investment in Joint Trading Account;
Integrated Device Technology Inc (a)	178,000	1,784			Prudential Funding
Power Integrations Inc (a)	79,339	2,167			2.12%, 8/ 1/2008	3,560		3,560

		5,410						7,120

Semiconductor Equipment (0.50%)					TOTAL SHORT TERM INVESTMENTS	$7,120

ATMI Inc (a)	64,929	1,463			REPURCHASE AGREEMENTS (25.56%)
					Money Center Banks (25.56%)
Telecommunication Equipment (0.64%)					Deutsche Bank Repurchase Agreement;
CommScope Inc (a)	41,877	1,867			2.18% dated 07/31/08 maturing 08/01/08
					(collateralized by U.S. Government
Telecommunication Equipment - Fiber Optics (0.61%)					Agency Issues; $75,496,000; 0.00% -
Harmonic Inc (a)	226,000	1,761			6.625%; dated 08/01/08 - 07/15/16) (c)	$74,904		$74,453

					TOTAL REPURCHASE AGREEMENTS	$74,453

Telecommunication Services (1.15%)					Total Investments	$363,916
Cbeyond Inc (a)(b)	41,839	719		Liabilities in Excess of Other Assets, Net - (24.94)%				(72,634)

NTELOS Holdings Corp	64,800	1,549			TOTAL NET ASSETS - 100.00%	$291,282

Premiere Global Services Inc (a)	72,000	1,088

		3,356

Therapeutics (2.23%)					(a) Non-Income Producing Security
BioMarin Pharmaceutical Inc (a)	60,060	1,955			(b)	Security or a portion of the security was on loan at the end of the period.
Medarex Inc (a)(b)	117,483	1,161			(c)	Security was purchased with the cash proceeds from securities loans.
United Therapeutics Corp (a)(b)	14,900	1,689
Vivus Inc (a)(b)	199,600	1,683

		6,488

Toys (0.54%)
Jakks Pacific Inc (a)	72,100	1,585

Transport - Marine (0.56%)
TBS International Ltd (a)(b)	44,700	1,633

Schedule of Investments SmallCap Growth Fund July 31, 2008 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$33,356
Unrealized Depreciation	(39,020)

Net Unrealized Appreciation (Depreciation)	(5,664)
Cost for federal income tax purposes	369,580
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	32.60%
Consumer, Non-cyclical	29.56%
Industrial	19.09%
Technology	14.13%
Energy	10.89%
Consumer, Cyclical	8.76%
Communications	8.11%
Basic Materials	1.80%
Liabilities in Excess of Other Assets, Net	(24.94%)

TOTAL NET ASSETS	100.00%

		Schedule of Investments
		SmallCap Growth Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (96.50%)				COMMON STOCKS (continued)
Advanced Materials & Products (1.56%)				E-Commerce - Services (1.41%)
Hexcel Corp (a)	152,900	$2,902		NetFlix Inc (a)(b)	85,300	$2,635

Alternative Waste Tech (0.66%)				Electronic Components - Semiconductors (4.61%)
Calgon Carbon Corp (a)(b)	64,800	1,231		Cavium Networks Inc (a)(b)	72,800	1,169
				ON Semiconductor Corp (a)(b)	329,300	3,092
Applications Software (0.58%)				PMC - Sierra Inc (a)(b)	212,000	1,535
Trizetto Group (a)(b)	49,700	1,084		Silicon Laboratories Inc (a)	59,200	1,936
				Silicon Motion Technology Corp ADR (a)(b)	117,200	867

Batteries & Battery Systems (0.91%)
						8,599

EnerSys (a)	52,600	1,698
				E-Marketing & Information (1.79%)
Broadcasting Services & Programming (0.99%)				comScore Inc (a)	100,600	1,919
RHI Entertainment Inc (a)	149,000	1,840		Constant Contact Inc (a)(b)	80,000	1,426

						3,345

Building - Heavy Construction (0.74%)
Granite Construction Inc	43,900	1,389		Enterprise Software & Services (1.79%)
				Informatica Corp (a)	79,920	1,294
Building & Construction - Miscellaneous (0.72%)				MedAssets Inc (a)	126,700	1,915
Dycom Industries Inc (a)	84,800	1,346		Taleo Corp (a)(b)	7,300	137

						3,346

Commercial Services - Finance (1.14%)
Morningstar Inc (a)(b)	33,900	2,134		Entertainment Software (0.83%)
				THQ Inc (a)(b)	102,500	1,556
Computer Services (0.71%)
3PAR Inc (a)(b)	162,100	1,324		E-Services - Consulting (1.28%)
				Websense Inc (a)	114,500	2,390
Computer Software (0.62%)
Blackbaud Inc	64,810	1,158		Filtration & Separation Products (0.72%)
				Polypore International Inc (a)(b)	51,100	1,336
Computers - Integrated Systems (0.21%)
Micros Systems Inc (a)	12,100	383		Finance - Investment Banker & Broker (3.47%)
				Duff & Phelps Corp (a)	38,700	665
Consulting Services (1.69%)				Greenhill & Co Inc (b)	41,900	2,574
FTI Consulting Inc (a)	44,300	3,152		KBW Inc (a)(b)	9,000	238
				optionsXpress Holdings Inc (b)	72,250	1,793
Data Processing & Management (1.01%)				Stifel Financial Corp (a)(b)	28,650	1,206

Commvault Systems Inc (a)	123,400	1,879				6,476

Diagnostic Equipment (0.65%)				Finance - Other Services (0.30%)
Hansen Medical Inc (a)(b)	79,405	1,211		MF Global Ltd (a)(b)	87,400	567

Diagnostic Kits (1.02%)				Hazardous Waste Disposal (1.22%)
Meridian Bioscience Inc	73,400	1,909		Stericycle Inc (a)	38,040	2,273

Distribution & Wholesale (0.88%)				Hotels & Motels (0.75%)
LKQ Corp (a)	79,800	1,636		Orient-Express Hotels Ltd (b)	42,050	1,400

Diversified Manufacturing Operations (1.39%)				Human Resources (0.70%)
Actuant Corp	53,800	1,639		SuccessFactors Inc (a)	124,900	1,315
Colfax Corp (a)(b)	35,000	955		Internet Application Software (1.50%)

		2,594		Cybersource Corp (a)(b)	145,000	2,574

		Schedule of Investments
		SmallCap Growth Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Internet Application Software (continued)				Networking Products (1.03%)
DealerTrack Holdings Inc (a)(b)	14,000	$218		Foundry Networks Inc (a)	109,700	$1,913

		2,792

				Oil - Field Services (2.62%)
Internet Infrastructure Software (1.29%)				Core Laboratories NV	14,120	1,830
F5 Networks Inc (a)	82,600	2,408		Oil States International Inc (a)	19,500	1,070
Investment Management & Advisory Services (1.10%)				Tesco Corp (a)	63,700	1,979

Affiliated Managers Group Inc (a)	23,700	2,048				4,879

				Oil Company - Exploration & Production (3.09%)
Machinery - Construction & Mining (1.67%)				Bill Barrett Corp (a)(b)	38,400	1,580
Astec Industries Inc (a)(b)	45,200	1,443		BPZ Resources Inc (a)(b)	28,600	516
Bucyrus International Inc	24,000	1,680		Carrizo Oil & Gas Inc (a)(b)	18,700	941

		3,123		EXCO Resources Inc (a)(b)	43,300	1,128

Machinery - Electrical (1.21%)				Penn Virginia Corp (b)	26,300	1,598

Baldor Electric Co (b)	66,500	2,264				5,763

				Oil Field Machinery & Equipment (3.68%)
Machinery - General Industry (3.38%)
				Complete Production Services Inc (a)	103,900	3,308
Chart Industries Inc (a)	58,500	3,096
				Dril-Quip Inc (a)	34,400	1,863
IDEX Corp	84,975	3,215

				T-3 Energy Services Inc (a)	24,600	1,687

		6,311

						6,858

Medical - Biomedical/Gene (5.42%)
Acorda Therapeutics Inc (a)(b)	48,600	1,594		Patient Monitoring Equipment (1.91%)
				Insulet Corp (a)(b)	97,300	1,358
Alexion Pharmaceuticals Inc (a)	33,400	3,131
				Masimo Corp (a)	58,600	2,213

AMAG Pharmaceuticals Inc (a)(b)	44,600	1,829
						3,571

Cougar Biotechnology Inc (a)(b)	33,400	1,124
Incyte Corp (a)(b)	71,100	658		Pharmacy Services (1.20%)
OSI Pharmaceuticals Inc (a)(b)	33,700	1,774		HealthExtras Inc (a)(b)	74,500	2,236

		10,110

				Physician Practice Management (0.48%)
Medical - Drugs (1.54%)				IPC The Hospitalist Co Inc (a)	41,200	888
Pharmasset Inc (a)(b)	48,400	1,001
Savient Pharmaceuticals Inc (a)(b)	44,900	1,193		Printing - Commercial (1.41%)
XenoPort Inc (a)	14,700	674		VistaPrint Ltd (a)(b)	102,300	2,636

		2,868

				Resorts & Theme Parks (0.43%)
Medical - Outpatient & Home Medical Care (1.31%)				Great Wolf Resorts Inc (a)(b)	194,900	801
LHC Group Inc (a)	87,500	2,452
				Retail - Apparel & Shoe (0.89%)
Medical Instruments (3.35%)				Lululemon Athletica Inc (a)(b)	74,600	1,656
Abaxis Inc (a)(b)	55,100	1,096
Genomic Health Inc (a)(b)	79,500	1,712		Retail - Catalog Shopping (0.38%)
NuVasive Inc (a)(b)	61,100	3,432		MSC Industrial Direct Co (b)	14,700	701

		6,240

Medical Laboratory & Testing Service (1.65%)				Retail - Discount (1.56%)
Icon PLC ADR (a)	38,200	3,069		Citi Trends Inc (a)(b)	126,000	2,914

Metal Processors & Fabrication (1.68%)				Retail - Restaurants (3.37%)
Kaydon Corp (b)	31,500	1,494		Buffalo Wild Wings Inc (a)(b)	53,900	1,775
RBC Bearings Inc (a)	49,200	1,637		Red Robin Gourmet Burgers Inc (a)(b)	62,590	1,554

		3,131		Sonic Corp (a)(b)	65,100	983

				Texas Roadhouse Inc (a)(b)	212,400	1,971

						6,283

		Schedule of Investments
		SmallCap Growth Fund I
		July 31, 2008 (unaudited)

					Principal
	Shares	Value			Amount		Value
	Held	(000	's)		(000	's)	(000	's)

COMMON STOCKS (continued)				REPURCHASE AGREEMENTS (24.05%)
Retail - Sporting Goods (1.25%)				Money Center Banks (24.05%)
Hibbett Sports Inc (a)(b)	110,600	$2,328		Deutsche Bank Repurchase Agreement;
				2.18% dated 07/31/08 maturing 08/01/08
Schools (3.81%)				(collateralized by U.S. Government
American Public Education Inc (a)(b)	35,000	1,590		Agency Issues; $45,509,000; 0.00% -
				6.625%; dated 08/01/08 - 07/15/16) (c)	$45,152		$44,880

K12 Inc (a)(b)	95,800	2,422
				TOTAL REPURCHASE AGREEMENTS	$44,880

Strayer Education Inc	13,900	3,095

		7,107		Total Investments	$224,900

				Liabilities in Excess of Other Assets, Net - (20.55)%			(38,346)

Semiconductor Component - Integrated Circuits (2.35%)
Hittite Microwave Corp (a)	69,500	2,218		TOTAL NET ASSETS - 100.00%	$186,554

Integrated Device Technology Inc (a)	145,860	1,462
Intellon Corp (a)	187,700	713		(a) Non-Income Producing Security

		4,393		(b)			Security or a portion of the security was on loan at the end of the period.

Semiconductor Equipment (2.41%)				(c)			Security was purchased with the cash proceeds from securities loans.
MKS Instruments Inc (a)(b)	90,100	1,856
Varian Semiconductor Equipment Associates				Unrealized Appreciation (Depreciation)
Inc (a)	19,200	561		The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Verigy Ltd (a)	93,700	2,083		of investments held by the fund as of the period end were as follows:

		4,500		Unrealized Appreciation	$21,900

Steel Pipe & Tube (0.18%)				Unrealized Depreciation			(21,379)

Valmont Industries Inc	3,100	332		Net Unrealized Appreciation (Depreciation)			521
				Cost for federal income tax purposes			224,379
Theaters (0.87%)				All dollar amounts are shown in thousands (000's)
National CineMedia Inc (b)	127,500	1,631
				Portfolio Summary (unaudited)

Therapeutics (2.61%)				Sector			Percent

Alexza Pharmaceuticals Inc (a)(b)	80,300	472
				Consumer, Non-cyclical			29.89%
Allos Therapeutics Inc (a)(b)	173,700	1,669		Financial			28.93%
BioMarin Pharmaceutical Inc (a)	22,900	746		Industrial			17.56%
United Therapeutics Corp (a)(b)	17,500	1,984		Technology			15.13%

		4,871		Consumer, Cyclical			10.37%

				Energy			9.38%
Transport - Marine (1.20%)				Communications			9.29%

Kirby Corp (a)	47,000	2,243		Liabilities in Excess of Other Assets, Net			(20.55%)

				TOTAL NET ASSETS			100.00%

Water Treatment Systems (0.32%)
Energy Recovery Inc (a)	53,600	592

TOTAL COMMON STOCKS	$180,020

		Schedule of Investments
	SmallCap Growth Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (96.84%)				COMMON STOCKS (continued)
Advertising Services (0.19%)				Commercial Services (continued)
inVentiv Health Inc (a)	41,260	$997		TeleTech Holdings Inc (a)(b)	164,600	$2,239

						5,825

Aerospace & Defense Equipment (0.74%)
AAR Corp (a)(b)	121,178	2,083		Computer Aided Design (0.89%)
DRS Technologies Inc	22,857	1,801		Ansys Inc (a)	101,857	4,673

		3,884		Computer Services (0.13%)

Alternative Waste Tech (0.86%)				iGate Corp (a)(b)	68,977	679
Darling International Inc (a)	279,533	4,523
				Computers - Integrated Systems (1.75%)
Apparel Manufacturers (0.21%)				Brocade Communications Systems Inc (a)	339,710	2,293
True Religion Apparel Inc (a)(b)	42,510	1,098		Micros Systems Inc (a)	164,925	5,225
				Stratasys Inc (a)(b)	107,700	1,675

Applications Software (2.21%)						9,193

Callidus Software Inc (a)(b)	88,946	427
EPIQ Systems Inc (a)	39,525	462		Computers - Memory Devices (0.18%)
Nuance Communications Inc (a)(b)	403,633	6,264		Data Domain Inc (a)(b)	42,949	926
Progress Software Corp (a)	96,223	2,832		Computers - Peripheral Equipment (0.24%)
Verint Systems Inc (a)	74,733	1,607		Compellent Technologies Inc (a)(b)	69,300	786

		11,592		Icad Inc (a)	145,428	455

Auto/Truck Parts & Equipment - Original (0.23%)						1,241

Amerigon Inc (a)(b)	84,660	561		Consulting Services (0.52%)
Wonder Auto Technology Inc (a)	74,723	632		CRA International Inc (a)(b)	21,586	812

		1,193		FTI Consulting Inc (a)	26,998	1,921

Auto/Truck Parts & Equipment - Replacement (0.13%)						2,733

Exide Technologies (a)(b)	43,439	686		Consumer Products - Miscellaneous (0.12%)
				Helen of Troy Ltd (a)	29,998	617
Batteries & Battery Systems (0.59%)
EnerSys (a)(b)	96,000	3,099		Containers - Metal & Glass (0.33%)
				Greif Inc	28,270	1,720
Building & Construction - Miscellaneous (0.14%)
Layne Christensen Co (a)	15,946	728		Cosmetics & Toiletries (0.87%)
				Bare Escentuals Inc (a)(b)	110,505	1,275
Cellular Telecommunications (0.14%)
Centennial Communications Corp (a)	90,719	729		Chattem Inc (a)(b)	50,800	3,275

						4,550

Coal (0.18%)				Data Processing & Management (0.46%)
Alpha Natural Resources Inc (a)	9,370	927		FalconStor Software Inc (a)(b)	345,868	2,390

Commercial Banks (2.09%)				Decision Support Software (0.52%)
PrivateBancorp Inc (b)	50,838	1,502		DemandTec Inc (a)(b)	40,330	403
Prosperity Bancshares Inc	70,450	2,261		Interactive Intelligence Inc (a)(b)	104,673	979
SVB Financial Group (a)(b)	77,785	4,480		SPSS Inc (a)(b)	40,278	1,331

Texas Capital Bancshares Inc (a)(b)	128,974	2,083				2,713

Wilshire Bancorp Inc	53,230	656

				Diagnostic Equipment (0.73%)
		10,982

				Gen-Probe Inc (a)	33,087	1,764
Commercial Services (1.11%)				Hansen Medical Inc (a)(b)	72,400	1,104
Arbitron Inc (b)	37,830	1,778		Immucor Inc (a)	32,516	980

Healthcare Services Group	108,850	1,808				3,848

		Schedule of Investments
	SmallCap Growth Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Diagnostic Kits (0.07%)				Energy - Alternate Sources (0.89%)
Medtox Scientific Inc (a)	26,380	$381		Energy Conversion Devices Inc (a)(b)	43,690	$3,055
				Evergreen Solar Inc (a)(b)	42,536	397
Distribution & Wholesale (0.97%)				FuelCell Energy Inc (a)(b)	84,456	699
Chindex International Inc (a)(b)	46,415	720		Headwaters Inc (a)(b)	39,739	521

LKQ Corp (a)	214,546	4,398				4,672

		5,118

				Engineering - Research & Development Services (1.21%)
Diversified Manufacturing Operations (1.63%)				EMCOR Group Inc (a)	120,422	3,627
Actuant Corp	38,860	1,184		Stanley Inc (a)(b)	69,700	2,177
Ameron International Corp	4,429	572		VSE Corp	14,258	559

Colfax Corp (a)(b)	27,600	753				6,363

ESCO Technologies Inc (a)	77,999	3,210
Koppers Holdings Inc	49,640	2,145		Enterprise Software & Services (2.80%)
Lydall Inc (a)	43,114	671		Advent Software Inc (a)(b)	63,364	2,759

		8,535		Concur Technologies Inc (a)(b)	18,411	759

				Lawson Software Inc (a)(b)	203,290	1,649
E-Commerce - Products (0.08%)				Omnicell Inc (a)(b)	259,782	4,221
1-800-FLOWERS.COM Inc (a)(b)	79,471	438		SYNNEX Corp (a)	23,367	546
				Ultimate Software Group Inc (a)	180,947	4,746

Educational Software (1.13%)
						14,680

Blackboard Inc (a)	119,816	4,788
SkillSoft PLC ADR (a)	110,747	1,135		E-Services - Consulting (0.51%)

		5,923		GSI Commerce Inc (a)(b)	174,671	2,662

Electric Products - Miscellaneous (0.23%)				Finance - Consumer Loans (0.11%)
GrafTech International Ltd (a)	50,480	1,184		Portfolio Recovery Associates Inc (a)(b)	15,132	603

Electronic Components - Miscellaneous (0.44%)				Firearms & Ammunition (0.28%)
Daktronics Inc	27,480	491		Smith & Wesson Holding Corp (a)(b)	326,018	1,464
Technitrol Inc	129,400	1,814

		2,305		Food - Miscellaneous/Diversified (1.11%)

Electronic Components - Semiconductors (3.25%)				Chiquita Brands International Inc (a)(b)	175,146	2,689
Actel Corp (a)	33,071	455		Diamond Foods Inc	105,346	2,562
Advanced Analogic Technologies Inc (a)(b)	347,166	1,434		Hain Celestial Group Inc (a)(b)	21,550	563

AXT Inc (a)	123,088	483				5,814

Cavium Networks Inc (a)(b)	81,146	1,302		Footwear & Related Apparel (0.50%)
Diodes Inc (a)(b)	88,500	2,298		Iconix Brand Group Inc (a)(b)	218,184	2,618
Emcore Corp (a)(b)	65,506	322
Microsemi Corp (a)	339,986	8,826		Hazardous Waste Disposal (1.41%)
Monolithic Power Systems Inc (a)	62,526	1,360		American Ecology Corp (b)	32,860	1,036
Rubicon Technology Inc (a)(b)	43,955	571		Clean Harbors Inc (a)	42,300	3,301

		17,051		EnergySolutions Inc	149,500	3,066

						7,403

Electronic Design Automation (0.76%)
Ansoft Corp (a)(b)	111,468	3,981		Health Care Cost Containment (0.11%)
				Transcend Services Inc (a)	48,624	558
Electronic Measurement Instruments (1.44%)
Axsys Technologies Inc (a)	15,230	1,119		Housewares (0.04%)
Flir Systems Inc (a)	99,912	4,070		Lifetime Brands Inc	24,002	216
Itron Inc (a)(b)	18,885	1,744
				Human Resources (0.31%)
LeCroy Corp (a)(b)	68,342	614

				Kenexa Corp (a)(b)	25,109	469
		7,547

		Schedule of Investments
	SmallCap Growth Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Human Resources (continued)				Machinery - General Industry (continued)
SuccessFactors Inc (a)(b)	109,682	$1,155		Gardner Denver Inc (a)	26,810	$1,223

		1,624		Middleby Corp (a)(b)	59,042	2,763

Identification Systems - Development (0.09%)				Wabtec Corp	80,765	4,482

L-1 Identity Solutions Inc (a)(b)	33,285	448				11,371

				Machinery - Print Trade (0.10%)
Independent Power Producer (0.10%)				Presstek Inc (a)(b)	96,154	514
Synthesis Energy Systems Inc (a)	67,842	522
				Machinery Tools & Related Products (0.59%)
Industrial Automation & Robots (0.08%)				Kennametal Inc	87,100	2,592
Cognex Corp	22,635	427		Thermadyne Holdings Corp (a)	27,941	480

						3,072

Industrial Gases (0.91%)
Airgas Inc	83,213	4,766		Medical - Biomedical/Gene (4.97%)
				Alexion Pharmaceuticals Inc (a)	36,552	3,427
Instruments - Controls (0.21%)				AMAG Pharmaceuticals Inc (a)(b)	31,000	1,271
Woodward Governor Co	24,880	1,120		BioMimetic Therapeutics Inc (a)(b)	64,712	867
				Celera Corp (a)	111,289	1,519
Instruments - Scientific (0.17%)				Illumina Inc (a)	53,334	4,973
FEI Co (a)(b)	36,320	917		Martek Biosciences Corp (a)(b)	70,520	2,652
Internet Application Software (0.14%)				Myriad Genetics Inc (a)	26,093	1,735
Cybersource Corp (a)	40,131	712		Regeneron Pharmaceuticals Inc (a)(b)	58,400	1,279
				RTI Biologics Inc (a)(b)	98,595	817
Internet Content - Entertainment (0.11%)				Sangamo Biosciences Inc (a)(b)	245,566	2,689
Shanda Interactive Entertainment Ltd ADR (a)	21,469	555		Seattle Genetics Inc/WA (a)(b)	215,701	2,450
				Sequenom Inc (a)	111,310	2,378

Internet Content - Information & News (0.20%)						26,057

TheStreet.com Inc (b)	156,102	1,061
				Medical - Drugs (0.98%)
Internet Incubators (0.29%)				Array Biopharma Inc (a)(b)	124,300	971
Internet Capital Group Inc (a)(b)	186,390	1,499		Auxilium Pharmaceuticals Inc (a)(b)	54,930	2,038
				Rigel Pharmaceuticals Inc (a)(b)	55,600	1,415
Internet Infrastructure Software (0.20%)				Savient Pharmaceuticals Inc (a)(b)	27,705	736

AsiaInfo Holdings Inc (a)	75,469	1,039				5,160

Internet Security (0.27%)				Medical - Generic Drugs (0.70%)
Blue Coat Systems Inc (a)(b)	96,100	1,396		Perrigo Co	104,050	3,666

Internet Telephony (0.20%)				Medical - Outpatient & Home Medical Care (0.27%)
j2 Global Communications Inc (a)	42,990	1,030		Res-Care Inc (a)	77,000	1,414
				Medical Information Systems (1.11%)
Lasers - Systems & Components (1.01%)
II-VI Inc (a)(b)	137,669	5,295		Phase Forward Inc (a)	316,611	5,826
				Medical Instruments (3.53%)
Machinery - Construction & Mining (0.22%)
				Abaxis Inc (a)(b)	82,500	1,641
Bucyrus International Inc	16,823	1,178
				Arthrocare Corp (a)(b)	22,178	469
Machinery - Electrical (0.20%)				Bruker BioSciences Corp (a)	48,439	669
Baldor Electric Co (b)	31,250	1,064		Conceptus Inc (a)(b)	132,740	2,266
				Genomic Health Inc (a)(b)	58,100	1,251
Machinery - General Industry (2.17%)				Integra LifeSciences Holdings Corp (a)(b)	70,100	3,201
Chart Industries Inc (a)	39,770	2,105		Micrus Endovascular Corp (a)(b)	92,059	1,338
DXP Enterprises Inc (a)	16,690	798		NuVasive Inc (a)(b)	15,199	854

		Schedule of Investments
	SmallCap Growth Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Medical Instruments (continued)				Oil Company - Exploration & Production
Symmetry Medical Inc (a)	40,190	$672		(continued)
Thoratec Corp (a)	204,357	3,834		GMX Resources Inc (a)(b)	47,461	$2,786
Trans1 Inc (a)(b)	38,386	355		Penn Virginia Corp (b)	54,283	3,298
Volcano Corp (a)	130,117	1,974		PetroHawk Energy Corp (a)	124,672	4,154

		18,524		Quicksilver Resources Inc (a)	26,154	684

				Rex Energy Corp (a)	111,500	2,219

Medical Laboratory & Testing Service (1.19%)						19,069

Bio-Reference Labs Inc (a)	97,247	2,515
Icon PLC ADR (a)	46,600	3,744		Oil Field Machinery & Equipment (1.82%)

		6,259		Complete Production Services Inc (a)(b)	121,170	3,858

				Mitcham Industries Inc (a)(b)	45,012	693
Medical Laser Systems (0.08%)				T-3 Energy Services Inc (a)	73,038	5,008

Biolase Technology Inc (a)(b)	147,990	435				9,559

Medical Products (1.07%)				Paper & Related Products (0.05%)
Cyberonics Inc (a)(b)	27,857	769		Rock-Tenn Co	7,106	253
Haemonetics Corp (a)	28,350	1,646
Luminex Corp (a)	92,080	2,026		Patient Monitoring Equipment (0.64%)
Wright Medical Group Inc (a)	36,578	1,152		Masimo Corp (a)(b)	75,608	2,856

		5,593		Somanetics Corp (a)(b)	24,135	529

						3,385

Metal Processors & Fabrication (0.23%)
CIRCOR International Inc	9,855	587		Pharmacy Services (0.08%)
Kaydon Corp (b)	12,990	616		BioScrip Inc (a)	106,641	406

		1,203		Physical Therapy & Rehabilitation Centers (0.84%)

Miscellaneous Manufacturers (0.07%)				Psychiatric Solutions Inc (a)(b)	108,695	3,806
American Railcar Industries Inc (b)	15,634	344		RehabCare Group Inc (a)	36,534	605

						4,411

Multimedia (0.99%)
Factset Research Systems Inc (b)	90,499	5,219		Physician Practice Management (1.04%)
				Pediatrix Medical Group Inc (a)	112,301	5,463
Networking Products (0.59%)
Atheros Communications Inc (a)	39,656	1,229		Power Converter & Supply Equipment (0.27%)
Ixia (a)(b)	212,960	1,866		A-Power Energy Generation Systems Ltd (a)	27,517	685

				(b)
		3,095		Powell Industries Inc (a)	14,106	741

Non-Hazardous Waste Disposal (0.15%)						1,426

Waste Connections Inc (a)	21,260	774		Printing - Commercial (0.14%)
Oil - Field Services (2.66%)				VistaPrint Ltd (a)(b)	28,450	733
Cal Dive International Inc (a)(b)	164,310	1,760		Private Corrections (0.07%)
Core Laboratories NV	28,022	3,632		Geo Group Inc/The (a)(b)	16,075	386
Hornbeck Offshore Services Inc (a)(b)	58,753	2,619
Superior Well Services Inc (a)	29,210	928		Property & Casualty Insurance (0.13%)
Tetra Technologies Inc (a)	180,067	3,408		PMA Capital Corp (a)	66,857	669
Willbros Group Inc (a)(b)	42,918	1,613

		13,960		Publicly Traded Investment Fund (0.15%)

				iShares Russell 2000 Growth Index Fund (b)	10,100	781
Oil Company - Exploration & Production (3.63%)
Arena Resources Inc (a)	59,600	2,438		Reinsurance (0.09%)
Atlas Energy Resources LLC (b)	23,775	844		Argo Group International Holdings Ltd (a)	14,187	483
Carrizo Oil & Gas Inc (a)(b)	17,670	889
Comstock Resources Inc (a)	28,800	1,757

		Schedule of Investments
	SmallCap Growth Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
REITS - Healthcare (0.71%)				Semiconductor Component - Integrated Circuits (1.09%)
Ventas Inc	83,312	$3,737		Anadigics Inc (a)(b)	68,970	$412
				Hittite Microwave Corp (a)(b)	60,700	1,937
REITS - Office Property (0.30%)				Power Integrations Inc (a)	116,689	3,188
BioMed Realty Trust Inc	61,294	1,581		Standard Microsystems Corp (a)	7,574	201

						5,738

REITS - Single Tenant (0.35%)
National Retail Properties Inc	86,080	1,820		Semiconductor Equipment (0.49%)
				Amtech Systems Inc (a)(b)	46,364	436
Research & Development (2.24%)				BTU International Inc (a)	36,734	352
Kendle International Inc (a)(b)	170,682	7,024		LTX Corp (a)(b)	153,897	336
Parexel International Corp (a)	162,688	4,755		Varian Semiconductor Equipment Associates

		11,779		Inc (a)	32,271	943

				Veeco Instruments Inc (a)(b)	31,690	516

Respiratory Products (0.27%)
						2,583

Resmed Inc (a)(b)	37,788	1,429
				Software Tools (0.26%)
Retail - Apparel & Shoe (3.71%)				ArcSight Inc (a)	120,000	1,357
Aeropostale Inc (a)(b)	154,350	4,978
Charlotte Russe Holding Inc (a)(b)	75,636	980		Steel - Producers (1.11%)
Childrens Place Retail Stores Inc/The (a)(b)	73,469	2,796		Steel Dynamics Inc	184,612	5,848
Finish Line	64,361	698
Gymboree Corp (a)	67,200	2,513		Superconductor Production & Systems (0.23%)
J Crew Group Inc (a)(b)	20,300	584		American Superconductor Corp (a)(b)	30,899	1,220
Phillips-Van Heusen Corp	109,302	3,869		Taiwan, Province Of China (0.03%)
Wet Seal Inc/The (a)	692,217	3,039		Himax Technologies Inc ADR	39,778	151

		19,457

Retail - Discount (0.14%)				Telecommunication Equipment (1.35%)
99 Cents Only Stores (a)(b)	109,352	732		Comtech Telecommunications Corp (a)(b)	53,300	2,618
				Nice Systems Ltd ADR (a)	151,717	4,485

Retail - Home Furnishings (0.05%)						7,103

Pier 1 Imports Inc (a)	74,235	275		Telecommunication Equipment - Fiber Optics (0.52%)
Retail - Perfume & Cosmetics (0.23%)				Harmonic Inc (a)(b)	347,445	2,707
Ulta Salon Cosmetics & Fragrance Inc (a)(b)	129,966	1,226		Telecommunication Services (1.37%)
Retail - Restaurants (2.16%)				Cbeyond Inc (a)(b)	95,200	1,635
BJ's Restaurants Inc (a)	14,735	160		Knology Inc (a)(b)	50,928	532
California Pizza Kitchen Inc (a)(b)	81,294	1,061		NeuStar Inc (a)(b)	51,518	1,081
CKE Restaurants Inc (b)	223,032	2,736		Neutral Tandem Inc (a)	208,171	3,597
Panera Bread Co (a)(b)	66,300	3,322		PAETEC Holding Corp (a)(b)	56,024	330

Red Robin Gourmet Burgers Inc (a)(b)	79,800	1,981				7,175

Texas Roadhouse Inc (a)(b)	224,000	2,079		Therapeutics (1.24%)

		11,339		BioMarin Pharmaceutical Inc (a)	32,500	1,058

Schools (0.84%)				Isis Pharmaceuticals Inc (a)(b)	86,786	1,487
Capella Education Co (a)	50,932	2,659		Medarex Inc (a)	106,460	1,052
Corinthian Colleges Inc (a)(b)	73,925	1,164		Onyx Pharmaceuticals Inc (a)(b)	36,429	1,475
K12 Inc (a)	23,093	584		United Therapeutics Corp (a)(b)	12,800	1,451

		4,407				6,523

Seismic Data Collection (0.69%)				Toys (0.81%)
ION Geophysical Corp (a)(b)	227,900	3,640		Marvel Entertainment Inc (a)(b)	122,640	4,256

			Schedule of Investments
	SmallCap Growth Fund II
			July 31, 2008 (unaudited)

					(a) Non-Income Producing Security
	Shares		Value		(b)	Security or a portion of the security was on loan at the end of the period.
	Held		(000	's)	(c)	Security was purchased with the cash proceeds from securities loans.

COMMON STOCKS (continued)
Transactional Software (0.44%)					Unrealized Appreciation (Depreciation)
Innerworkings Inc (a)(b)	198,900		$2,319		The net federal income tax unrealized appreciation (depreciation) and federal tax cost
					of investments held by the fund as of the period end were as follows:

Transport - Marine (0.73%)					Unrealized Appreciation	$83,866
Genco Shipping & Trading Ltd (b)	56,590		3,858		Unrealized Depreciation	(58,369)

Transport - Services (1.66%)					Net Unrealized Appreciation (Depreciation)	25,497
HUB Group Inc (a)	224,280		8,716		Cost for federal income tax purposes	623,177
					All dollar amounts are shown in thousands (000's)
Transport - Truck (1.02%)
Landstar System Inc	75,790		3,833		Portfolio Summary (unaudited)

Old Dominion Freight Line Inc (a)(b)	41,300		1,516		Sector	Percent

			5,349		Financial	30.57%

					Consumer, Non-cyclical	25.77%
Veterinary Diagnostics (0.62%)					Industrial	18.49%
Neogen Corp (a)	25,789		708		Technology	17.73%
VCA Antech Inc (a)	86,577		2,523		Energy	9.88%

					Communications	9.67%
			3,231		Consumer, Cyclical	9.19%

					Basic Materials	2.07%
Web Hosting & Design (0.22%)					Funds	0.15%
NaviSite Inc (a)	133,996		437		Utilities	0.10%
NIC Inc (b)	100,009		730		Liabilities in Excess of Other Assets, Net	(23.62%)

			1,167		TOTAL NET ASSETS	100.00%

Web Portals (0.27%)
United Online Inc (b)	132,460		1,439

Wireless Equipment (2.05%)
Ceragon Networks Ltd (a)(b)	148,300		1,167
Globecomm Systems Inc (a)(b)	74,021		680
SBA Communications Corp (a)	176,430		6,685
Viasat Inc (a)	95,980		2,211

			10,743

TOTAL COMMON STOCKS	$508,130

	Principal
	Amount		Value
	(000	's)	(000	's)

REPURCHASE AGREEMENTS (26.78%)
Money Center Banks (26.78%)
Deutsche Bank Repurchase Agreement;
2.18% dated 07/31/08 maturing 08/01/08
(collateralized by U.S. Government
Agency Issues; $142,513,000; 0.00% -
6.625%; dated 08/01/08 - 07/15/16) (c)	$141,395		$140,544

TOTAL REPURCHASE AGREEMENTS	$140,544

Total Investments	$648,674
Liabilities in Excess of Other Assets, Net - (23.62)%			(123,951)

TOTAL NET ASSETS - 100.00%	$524,723

		Schedule of Investments
	SmallCap Growth Fund III
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (97.85%)				COMMON STOCKS (continued)
Advanced Materials & Products (1.01%)				Coal (0.34%)
Hexcel Corp (a)	82,900	$1,574		Patriot Coal Corp (a)	8,100	$1,022
Metabolix Inc (a)(b)	115,200	1,441

		3,015		Coffee (0.51%)

				Green Mountain Coffee Roasters Inc (a)(b)	42,000	1,527
Aerospace & Defense (0.31%)
Aerovironment Inc (a)(b)	27,900	910		Commercial Banks (2.35%)
				East West Bancorp Inc (b)	120,400	1,434
Aerospace & Defense Equipment (2.00%)				Frontier Financial Corp (b)	26,100	301
Argon ST Inc (a)(b)	70,500	1,747		SVB Financial Group (a)(b)	22,900	1,319
BE Aerospace Inc (a)	66,300	1,703		UCBH Holdings Inc (b)	424,400	1,914
Orbital Sciences Corp (a)	100,500	2,513		Zions Bancorporation	69,800	2,043

		5,963				7,011

Agricultural Chemicals (0.14%)				Commercial Services (0.27%)
Intrepid Potash Inc (a)(b)	7,600	420		Arbitron Inc	16,900	794

Airlines (0.56%)				Commercial Services - Finance (0.42%)
Delta Air Lines Inc (a)(b)	222,800	1,680		Coinstar Inc (a)	36,400	1,255

Alternative Waste Tech (0.23%)				Computer Services (0.61%)
Calgon Carbon Corp (a)(b)	35,800	680		IHS Inc (a)	29,000	1,805

Apparel Manufacturers (0.94%)				Computer Software (0.20%)
Quiksilver Inc (a)	225,000	1,726		Omniture Inc (a)(b)	34,100	592
True Religion Apparel Inc (a)	41,500	1,072

		2,798		Computers - Integrated Systems (1.85%)

Applications Software (2.18%)				Riverbed Technology Inc (a)(b)	347,900	5,521
Nuance Communications Inc (a)	67,100	1,042
Red Hat Inc (a)	255,900	5,471		Computers - Peripheral Equipment (0.39%)

		6,513		Immersion Corp (a)(b)	166,900	1,177

Auto/Truck Parts & Equipment - Original (0.19%)				Consulting Services (0.56%)
Fuel Systems Solutions Inc (a)	15,400	576		Watson Wyatt Worldwide Inc	28,600	1,657

Auto/Truck Parts & Equipment - Replacement (0.42%)				Consumer Products - Miscellaneous (0.12%)
Exide Technologies (a)(b)	79,700	1,259		Tupperware Brands Corp	9,400	367

Batteries & Battery Systems (0.16%)				Cosmetics & Toiletries (1.42%)
Energizer Holdings Inc (a)	6,500	464		Alberto-Culver Co	45,500	1,221
				Bare Escentuals Inc (a)(b)	84,100	970
Broadcasting Services & Programming (0.58%)				Chattem Inc (a)(b)	31,800	2,050

RHI Entertainment Inc (a)	140,500	1,735				4,241

Cellular Telecommunications (1.56%)				Data Processing & Management (0.49%)
NII Holdings Inc (a)	85,100	4,652		Commvault Systems Inc (a)	71,000	1,081
				SEI Investments Co	15,900	366

Chemicals - Diversified (0.41%)						1,447

Rockwood Holdings Inc (a)	32,300	1,232
				Decision Support Software (0.83%)
Chemicals - Specialty (0.18%)				MSCI Inc (a)	23,600	702
Albemarle Corp	13,700	533		Wind River Systems Inc (a)(b)	152,400	1,788

						2,490

		Schedule of Investments
	SmallCap Growth Fund III
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Dental Supplies & Equipment (0.26%)				Energy - Alternate Sources (continued)
Dentsply International Inc	9,700	$391		Suntech Power Holdings Co Ltd ADR (a)(b)	18,900	$632

Patterson Cos Inc (a)	12,500	390				9,561

		781		Engineering - Research & Development Services (0.40%)

Diagnostic Equipment (0.68%)				EMCOR Group Inc (a)	39,600	1,193
Affymetrix Inc (a)(b)	257,200	2,027
				Enterprise Software & Services (2.41%)
Distribution & Wholesale (0.40%)				Advent Software Inc (a)(b)	38,400	1,672
Fossil Inc (a)(b)	19,300	517		Ariba Inc (a)	114,600	1,880
LKQ Corp (a)	32,752	671		Concur Technologies Inc (a)(b)	68,925	2,841

		1,188		MedAssets Inc (a)	53,300	806

Diversified Manufacturing Operations (0.29%)						7,199

Colfax Corp (a)(b)	31,600	862		E-Services - Consulting (0.47%)
				GSI Commerce Inc (a)(b)	91,300	1,391
E-Commerce - Products (0.47%)
Blue Nile Inc (a)(b)	25,300	974		Filtration & Separation Products (0.44%)
MercadoLibre Inc (a)(b)	11,900	427		Polypore International Inc (a)(b)	50,501	1,321

		1,401

				Finance - Investment Banker & Broker (0.74%)
E-Commerce - Services (0.70%)				Greenhill & Co Inc (b)	35,800	2,199
Priceline.com Inc (a)	18,200	2,092
				Food - Baking (0.62%)
Electric - Transmission (0.45%)				Flowers Foods Inc	61,800	1,858
ITC Holdings Corp	25,600	1,334
				Food - Retail (0.77%)
Electronic Components - Miscellaneous (1.66%)				Whole Foods Market Inc (b)	103,400	2,292
China Digital TV Holding Co Ltd ADR (a)(b)	123,000	1,646
Flextronics International Ltd (a)	310,700	2,775		Footwear & Related Apparel (1.24%)
Gentex Corp	34,700	536		CROCS Inc (a)(b)	407,200	1,808

		4,957		Deckers Outdoor Corp (a)	16,800	1,899

Electronic Components - Semiconductors (1.92%)						3,707

Intersil Corp	42,600	1,028		Hazardous Waste Disposal (1.34%)
Lattice Semiconductor Corp (a)(b)	279,200	676		Clean Harbors Inc (a)	31,400	2,450
Monolithic Power Systems Inc (a)	24,600	535		EnergySolutions Inc (b)	75,500	1,549

Netlogic Microsystems Inc (a)(b)	31,109	996				3,999

PMC - Sierra Inc (a)	106,900	774
				Human Resources (0.37%)
Skyworks Solutions Inc (a)	182,700	1,728

				Emergency Medical Services Corp (a)(b)	40,600	1,097
		5,737

Electronic Measurement Instruments (1.31%)				Independent Power Producer (0.16%)
Axsys Technologies Inc (a)	47,054	3,455		Ormat Technologies Inc (b)	10,200	490
Itron Inc (a)(b)	5,000	462

		3,917		Instruments - Scientific (0.15%)

				PerkinElmer Inc	15,100	439
E-Marketing & Information (0.28%)
comScore Inc (a)(b)	43,600	832		Internet Application Software (1.79%)
				eResearchTechnology Inc (a)	155,500	2,264
Energy - Alternate Sources (3.20%)				Vocus Inc (a)(b)	86,318	3,072

Energy Conversion Devices Inc (a)(b)	18,100	1,266				5,336

Evergreen Solar Inc (a)(b)	304,000	2,839
GT Solar International Inc (a)(b)	88,900	1,090		Internet Infrastructure Software (0.69%)
Sunpower Corp (a)(b)	47,400	3,734		Akamai Technologies Inc (a)	17,000	397

		Schedule of Investments
	SmallCap Growth Fund III
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Internet Infrastructure Software (continued)				Medical Laboratory & Testing Service (0.91%)
F5 Networks Inc (a)	57,200	$1,667		Icon PLC ADR (a)	33,900	$2,724

		2,064

				Medical Products (0.89%)
Investment Management & Advisory Services (3.31%)				Cooper Cos Inc/The	15,700	529
Affiliated Managers Group Inc (a)(b)	23,000	1,987		Henry Schein Inc (a)	18,500	991
Blackstone Group LP/The (b)	251,500	4,670		Wright Medical Group Inc (a)	36,300	1,143

Janus Capital Group Inc	19,800	601				2,663

Och-Ziff Capital Management Group LLC (b)	118,600	1,938
Waddell & Reed Financial Inc	20,600	688		Metal Processors & Fabrication (0.89%)

		9,884		Dynamic Materials Corp	37,900	1,248

				Kaydon Corp (b)	29,700	1,408

Lasers - Systems & Components (0.13%)						2,656

Rofin-Sinar Technologies Inc (a)	11,000	372
				Multimedia (0.53%)
Leisure & Recreation Products (0.55%)				Factset Research Systems Inc (b)	4,200	242
WMS Industries Inc (a)	58,400	1,646		Martha Stewart Living Omnimedia (a)(b)	183,600	1,339

						1,581

Lighting Products & Systems (0.50%)
Universal Display Corp (a)(b)	110,300	1,491		Networking Products (2.76%)
				Atheros Communications Inc (a)	37,200	1,153
Machinery - Construction & Mining (0.85%)				Polycom Inc (a)(b)	299,500	7,068

Bucyrus International Inc	36,300	2,541				8,221

				Non-Ferrous Metals (0.39%)
Machinery - General Industry (0.85%)				Titanium Metals Corp (b)	103,300	1,163
Chart Industries Inc (a)	47,700	2,524
				Office Furnishings - Original (0.11%)
Medical - Biomedical/Gene (2.84%)				Herman Miller Inc	12,000	314
Alexion Pharmaceuticals Inc (a)	20,400	1,913
American Oriental Bioengineering Inc (a)(b)	84,600	799		Oil - Field Services (1.57%)
Cell Genesys Inc (a)(b)	472,500	1,498		Helix Energy Solutions Group Inc (a)	58,800	1,878
Illumina Inc (a)(b)	33,200	3,096		Superior Energy Services Inc (a)	43,900	2,082
Millipore Corp (a)	5,300	373		Willbros Group Inc (a)	18,900	710

Vertex Pharmaceuticals Inc (a)	23,200	800				4,670

		8,479

				Oil & Gas Drilling (2.02%)
Medical - Drugs (4.32%)				Atwood Oceanics Inc (a)	91,300	4,192
Auxilium Pharmaceuticals Inc (a)(b)	17,300	642		Hercules Offshore Inc (a)(b)	73,100	1,825

Cephalon Inc (a)	62,600	4,580				6,017

Cubist Pharmaceuticals Inc (a)(b)	283,400	6,422
				Oil Company - Exploration & Production (2.84%)
Medicis Pharmaceutical Corp	68,600	1,259

				Arena Resources Inc (a)	19,600	802
		12,903

				EXCO Resources Inc (a)(b)	148,915	3,879
Medical - Generic Drugs (0.22%)				Mariner Energy Inc (a)	57,200	1,513
Perrigo Co	18,807	663		Penn Virginia Corp (b)	22,200	1,349
				St Mary Land & Exploration Co	22,100	941

Medical Information Systems (0.44%)						8,484

athenahealth Inc (a)(b)	43,900	1,326
				Oil Field Machinery & Equipment (0.79%)
Medical Instruments (1.09%)				Complete Production Services Inc (a)	49,200	1,566
NuVasive Inc (a)(b)	51,197	2,876		FMC Technologies Inc (a)	12,800	791

Trans1 Inc (a)(b)	41,500	384				2,357

		3,260		Oil Refining & Marketing (0.50%)

				Tesoro Corp (b)	95,700	1,478

		Schedule of Investments
	SmallCap Growth Fund III
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Patient Monitoring Equipment (0.93%)				Semiconductor Equipment (1.20%)
Masimo Corp (a)	73,700	$2,784		Aixtron AG ADR (b)	111,900	$1,006
				ATMI Inc (a)	27,700	624
Real Estate Operator & Developer (0.30%)				Teradyne Inc (a)	80,500	755
Meruelo Maddux Properties Inc (a)(b)	456,000	880		Veeco Instruments Inc (a)(b)	73,050	1,189

						3,574

Recycling (0.33%)
Metalico Inc (a)(b)	63,251	974		Soap & Cleaning Products (0.20%)
				Church & Dwight Co Inc	10,800	593
Retail - Apparel & Shoe (3.91%)
Chico's FAS Inc (a)(b)	291,700	1,625		Telecommunication Equipment (0.30%)
Childrens Place Retail Stores Inc/The (a)(b)	45,500	1,731		Nice Systems Ltd ADR (a)	30,300	896
Guess ? Inc	26,400	836
Gymboree Corp (a)	27,400	1,025		Telecommunication Equipment - Fiber Optics (0.17%)
J Crew Group Inc (a)(b)	73,100	2,103		Ciena Corp (a)	24,400	504
Lululemon Athletica Inc (a)(b)	28,700	637		Telecommunication Services (0.71%)
Phillips-Van Heusen Corp	46,500	1,646		Clearwire Corp (a)(b)	216,300	2,128
Urban Outfitters Inc (a)	62,200	2,053

		11,656		Therapeutics (4.26%)

Retail - Automobile (0.59%)				BioMarin Pharmaceutical Inc (a)	78,500	2,555
Copart Inc (a)	40,400	1,772		CV Therapeutics Inc (a)(b)	203,600	1,908
				Medarex Inc (a)(b)	650,800	6,430
Retail - Computer Equipment (0.26%)				United Therapeutics Corp (a)(b)	16,000	1,814

GameStop Corp (a)	19,100	774				12,707

Retail - Jewelry (0.44%)				Transactional Software (0.98%)
Tiffany & Co	35,000	1,323		Solera Holdings Inc (a)	101,200	2,934

Retail - Mail Order (1.34%)				Transport - Services (0.81%)
Williams-Sonoma Inc (b)	228,600	3,987		Expeditors International Washington Inc	67,900	2,411

Retail - Miscellaneous/Diversified (0.25%)				Transport - Truck (0.62%)
Titan Machinery Inc (a)(b)	27,700	760		Con-way Inc	15,800	799
				JB Hunt Transport Services Inc	14,100	521
Retail - Restaurants (1.45%)				Landstar System Inc	10,400	526

Cheesecake Factory/The (a)(b)	104,300	1,468				1,846

Chipotle Mexican Grill Inc (a)(b)	41,500	2,843		Water (0.23%)

		4,311		Cascal NV	63,400	691

Retail - Sporting Goods (0.10%)
Dick's Sporting Goods Inc (a)	17,800	312		Web Portals (0.43%)
				Netease.com ADR (a)(b)	56,500	1,283
Savings & Loans - Thrifts (0.22%)
People's United Financial Inc	39,400	669		Wireless Equipment (1.72%)
				RF Micro Devices Inc (a)(b)	465,300	1,521
Schools (1.32%)				SBA Communications Corp (a)	94,900	3,596

American Public Education Inc (a)(b)	33,500	1,522				5,117

DeVry Inc	12,500	710		X-Ray Equipment (0.49%)
Strayer Education Inc	7,700	1,715		Hologic Inc (a)	79,800	1,474

		3,947		TOTAL COMMON STOCKS	$291,973

Semiconductor Component - Integrated Circuits (0.55%)
TriQuint Semiconductor Inc (a)	291,100	1,639

			Schedule of Investments
	SmallCap Growth Fund III
			July 31, 2008 (unaudited)

					Portfolio Summary (unaudited)

					Sector	Percent

	Shares		Value
	Held		(000	's)	Financial	32.80%

					Consumer, Non-cyclical	23.49%
CONVERTIBLE PREFERRED STOCKS (0.23%)					Industrial	14.25%
Commercial Banks (0.23%)					Technology	14.06%
East West Bancorp Inc	929		$697		Communications	13.15%

					Consumer, Cyclical	12.76%
TOTAL CONVERTIBLE PREFERRED STOCKS	$697				Energy	11.26%

	Principal				Basic Materials	1.12%
					Utilities	0.84%
	Amount		Value		Liabilities in Excess of Other Assets, Net	(23.73%)

	(000	's)	(000	's)

					TOTAL NET ASSETS	100.00%

REPURCHASE AGREEMENTS (25.65%)
Money Center Banks (25.65%)
Deutsche Bank Repurchase Agreement;
2.18% dated 07/31/08 maturing 08/01/08
(collateralized by U.S. Government
Agency Issues; $74,459,000; 0.00% -
6.625%; dated 08/01/08 - 07/15/16) (c)	$73,875		$73,430
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 2.12%
dated 07/31/2008 maturing 08/01/2008
(collateralized by Sovereign Agency
Issues; $1,601,000; 2.20%; dated 01/23/09)	1,554		1,554
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
2.16% dated 07/31/2008 maturing
08/01/2008 (collateralized by Sovereign
Agency Issues; $1,601,000; 2.75% -
4.52%; dated 09/14/10 - 04/15/14)	1,554		1,554

			76,538

TOTAL REPURCHASE AGREEMENTS	$76,538

Total Investments	$369,208
Liabilities in Excess of Other Assets, Net - (23.73)%			(70,816)

TOTAL NET ASSETS - 100.00%	$298,392

(a) Non-Income Producing Security
(b)	Security or a portion of the security was on loan at the end of the period.
(c)	Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$25,729
Unrealized Depreciation			(61,650)

Net Unrealized Appreciation (Depreciation)			(35,921)
Cost for federal income tax purposes			405,129
All dollar amounts are shown in thousands (000's)

		Schedule of Investments
	SmallCap S&P 600 Index Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (99.15%)				COMMON STOCKS (continued)
Advanced Materials & Products (0.26%)				Auto - Truck Trailers (0.06%)
Ceradyne Inc (a)(b)	27,296	$1,265		Wabash National Corp	31,830	$296

Advertising Services (0.17%)				Auto Repair Centers (0.04%)
inVentiv Health Inc (b)	34,250	827		Midas Inc (b)	14,335	206

Aerospace & Defense (0.86%)				Auto/Truck Parts & Equipment - Original (0.12%)
Cubic Corp (a)	16,066	429		Spartan Motors Inc (a)	33,591	182
Esterline Technologies Corp (b)	30,580	1,492		Superior Industries International Inc (a)	24,027	406

Teledyne Technologies Inc (b)	36,733	2,310				588

		4,231		Auto/Truck Parts & Equipment - Replacement (0.14%)

Aerospace & Defense Equipment (1.76%)				ATC Technology Corp (b)	22,009	553
AAR Corp (a)(b)	40,152	690		Standard Motor Products Inc (a)	12,562	118

Curtiss-Wright Corp	46,377	2,441				671

GenCorp Inc (a)(b)	59,081	495		Batteries & Battery Systems (0.10%)
Kaman Corp	26,274	659		Greatbatch Inc (a)(b)	23,701	485
Moog Inc (b)	44,176	1,964
Orbital Sciences Corp (b)	60,662	1,517		Brewery (0.09%)
Triumph Group Inc	17,126	907		Boston Beer Co Inc (a)(b)	10,324	468

		8,673

				Building - Maintenance & Service (0.22%)
Agricultural Operations (0.17%)				ABM Industries Inc	46,063	1,102
Andersons Inc/The (a)	18,761	853
				Building - Mobile Home & Manufactured Housing (0.24%)
Airlines (0.19%)				Champion Enterprises Inc (a)(b)	80,509	318
Skywest Inc	60,482	921
				Fleetwood Enterprises Inc (a)(b)	79,041	224
Alternative Waste Tech (0.28%)				Monaco Coach Corp (a)	30,902	69
Darling International Inc (b)	84,457	1,366		Skyline Corp (a)	7,045	184
				Winnebago Industries (a)	30,120	384

Apparel Manufacturers (0.47%)						1,179

Maidenform Brands Inc (b)	19,549	299		Building - Residential & Commercial (0.21%)
Oxford Industries Inc	14,783	311		M/I Homes Inc (a)	12,786	242
Quiksilver Inc (b)	130,363	1,000		Meritage Homes Corp (a)(b)	31,806	574
True Religion Apparel Inc (b)	16,575	428		Standard Pacific Corp - Rights (b)	20,450	4
Volcom Inc (a)(b)	15,143	272		Standard Pacific Corp (a)	67,457	226

		2,310				1,046

Applications Software (0.33%)				Building & Construction - Miscellaneous (0.10%)
EPIQ Systems Inc (a)(b)	32,244	376		Insituform Technologies Inc (a)(b)	28,778	498
Progress Software Corp (b)	43,044	1,267

		1,643		Building & Construction Products -

				Miscellaneous (0.62%)
Athletic Equipment (0.03%)				Drew Industries Inc (a)(b)	18,873	279
Nautilus Inc (a)	32,709	160		Gibraltar Industries Inc	31,030	491
Athletic Footwear (0.09%)				NCI Building Systems Inc (a)(b)	20,334	762
K-Swiss Inc (a)	27,684	428		Quanex Building Products Corp	38,659	595
				Simpson Manufacturing Co Inc (a)	38,778	931

Audio & Video Products (0.10%)						3,058

Audiovox Corp (a)(b)	18,951	173		Building Products - Air & Heating (0.42%)
Universal Electronics Inc (a)(b)	14,654	333		Lennox International Inc	58,681	2,095

		506

		Schedule of Investments
	SmallCap S&P 600 Index Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Building Products - Cement & Aggregate (0.30%)				Commercial Banks (continued)
Texas Industries Inc	28,454	$1,471		Corus Bankshares Inc (a)	33,075	$129
				East West Bancorp Inc (a)	65,753	783
Building Products - Doors & Windows (0.10%)				First Bancorp/Puerto Rico (a)	78,623	688
Apogee Enterprises Inc	29,794	515		First Commonwealth Financial Corp (a)	65,997	752
				First Financial Bancorp (a)	31,858	360
Building Products - Wood (0.11%)
				First Financial Bankshares Inc (a)	21,542	989
Universal Forest Products Inc	19,632	530
				First Midwest Bancorp Inc/IL (a)	50,336	1,033
Casino Hotels (0.03%)				Frontier Financial Corp (a)	42,878	495
Monarch Casino & Resort Inc (a)(b)	13,587	167		Glacier Bancorp Inc (a)	55,921	1,212
				Hancock Holding Co (a)	25,044	1,124
Casino Services (0.05%)				Hanmi Financial Corp	39,969	212
Shuffle Master Inc (a)(b)	54,834	265		Independent Bank Corp/MI	20,766	105
				Irwin Financial Corp	19,665	81
Chemicals - Diversified (0.02%)				Nara Bancorp Inc (a)	22,578	237
Georgia Gulf Corp (a)	35,735	104		National Penn Bancshares Inc (a)	82,383	1,106
				Old National Bancorp/IN (a)	68,619	1,042
Chemicals - Plastics (0.28%)
PolyOne Corp (b)	96,678	725		PrivateBancorp Inc (a)	29,145	861
				Prosperity Bancshares Inc	39,936	1,282
Schulman A Inc	28,086	653

				Provident Bankshares Corp (a)	34,357	313
		1,378

				Signature Bank/New York NY (a)(b)	30,863	908
Chemicals - Specialty (1.12%)				South Financial Group Inc/The (a)	75,419	455
Arch Chemicals Inc	25,767	827		Sterling Bancorp/NY (a)	18,646	262
Balchem Corp	18,778	474		Sterling Bancshares Inc/TX	75,801	737
HB Fuller Co	50,197	1,255		Sterling Financial Corp/WA (a)	53,779	402
NewMarket Corp	14,282	882		Susquehanna Bancshares Inc	89,118	1,276
OM Group Inc (b)	31,652	1,064		Trustco Bank Corp NY (a)	78,438	685
Omnova Solutions Inc (b)	44,251	119		UCBH Holdings Inc (a)	114,492	516
Penford Corp	11,641	167		UMB Financial Corp	36,909	2,033
Quaker Chemical Corp	10,644	318		Umpqua Holdings Corp (a)	62,270	846
Tronox Inc - Class B	43,151	60		United Bankshares Inc (a)	39,911	1,005
Zep Inc	21,670	370		United Community Banks Inc/GA (a)	40,925	436

		5,536		Whitney Holding Corp (a)	66,475	1,367

Circuit Boards (0.21%)				Wilshire Bancorp Inc	18,278	225
Park Electrochemical Corp	21,090	534		Wintrust Financial Corp	24,468	505

TTM Technologies Inc (a)(b)	44,155	497				26,609

		1,031		Commercial Services (0.85%)

Coffee (0.18%)				Arbitron Inc	28,271	1,329
Green Mountain Coffee Roasters Inc (a)(b)	17,908	651		CPI Corp (a)	5,558	76
Peet's Coffee & Tea Inc (a)(b)	13,029	254		Healthcare Services Group	44,596	741

		905		HMS Holdings Corp (a)(b)	23,054	574

				Live Nation Inc (a)(b)	78,536	991
Collectibles (0.08%)
RC2 Corp (b)	18,040	414		Pre-Paid Legal Services Inc (a)(b)	8,571	360
				Startek Inc (b)	11,761	106

Commercial Banks (5.39%)						4,177

Bank Mutual Corp	49,999	585		Commercial Services - Finance (0.53%)
Cascade Bancorp (a)	29,102	217		Bankrate Inc (a)(b)	13,703	431
Central Pacific Financial Corp (a)	29,757	330		Coinstar Inc (b)	28,947	998
Columbia Banking System Inc	18,749	283		Rewards Network Inc (b)	27,936	139
Community Bank System Inc (a)	31,001	732

		Schedule of Investments
	SmallCap S&P 600 Index Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Commercial Services - Finance (continued)				Consumer Products - Miscellaneous (continued)
Wright Express Corp (b)	40,216	$1,068		WD-40 Co	17,027	$582

		2,636				1,168

Communications Software (0.12%)				Cosmetics & Toiletries (0.26%)
Captaris Inc (b)	27,433	92		Chattem Inc (a)(b)	19,877	1,281
Digi International Inc (a)(b)	26,715	270
Smith Micro Software Inc (a)(b)	31,525	227		Data Processing & Management (0.13%)

		589		CSG Systems International Inc (b)	36,197	642

Computer Aided Design (0.76%)				Decision Support Software (0.12%)
Ansys Inc (b)	81,289	3,730		SPSS Inc (a)(b)	18,500	611

Computer Services (0.66%)				Diagnostic Equipment (0.44%)
CACI International Inc (b)	31,213	1,403		Immucor Inc (b)	72,593	2,187
Ciber Inc (b)	55,387	392
Manhattan Associates Inc (a)(b)	25,541	627		Diagnostic Kits (0.22%)
SI International Inc (b)	13,754	251		Meridian Bioscience Inc	41,622	1,083
SYKES Enterprises Inc (b)	34,060	602

		3,275		Disposable Medical Products (0.19%)

				ICU Medical Inc (b)	12,782	364
Computer Software (0.38%)				Merit Medical Systems Inc (b)	28,608	578

Avid Technology Inc (a)(b)	32,605	721				942

Blackbaud Inc	46,350	828
Phoenix Technologies Ltd (b)	28,516	344		Distribution & Wholesale (2.08%)

		1,893		Brightpoint Inc (a)(b)	53,280	367

				Building Materials Holding Corp (a)	30,453	57
Computers - Integrated Systems (0.99%)				Fossil Inc (a)(b)	48,091	1,288
Agilysys Inc	23,589	283		LKQ Corp (b)	119,348	2,447
Catapult Communications Corp (b)	9,320	69		Owens & Minor Inc (a)	42,618	1,957
Mercury Computer Systems Inc (a)(b)	23,577	180		Pool Corp (a)	49,555	1,094
Micros Systems Inc (b)	84,413	2,674		Scansource Inc (a)(b)	27,234	836
MTS Systems Corp (a)	18,178	762		United Stationers Inc (a)(b)	24,251	929
Radiant Systems Inc (a)(b)	28,156	321		Watsco Inc (a)	25,767	1,285

Radisys Corp (b)	23,250	269				10,260

Stratasys Inc (a)(b)	21,387	333

		4,891		Diversified Manufacturing Operations (1.14%)

				Acuity Brands Inc	42,084	1,720
Computers - Memory Devices (0.07%)				AO Smith Corp	22,428	890
Hutchinson Technology Inc (a)(b)	24,439	363		Barnes Group Inc	47,214	1,067
				EnPro Industries Inc (a)(b)	20,943	754
Computers - Peripheral Equipment (0.24%)
Planar Systems Inc (b)	19,294	41		Griffon Corp (a)(b)	27,281	274
Synaptics Inc (a)(b)	23,491	1,133		Lydall Inc (b)	17,193	268

		1,174		Standex International Corp	12,948	283

				Tredegar Corp	22,040	361

Consulting Services (0.66%)						5,617

MAXIMUS Inc (a)	19,328	717
Watson Wyatt Worldwide Inc	44,223	2,563		Diversified Minerals (0.15%)

		3,280		AMCOL International Corp (a)	23,137	739

Consumer Products - Miscellaneous (0.24%)				Diversified Operations & Commercial Services (0.38%)
Central Garden and Pet Co - A Shares (a)(b)	74,409	311		Chemed Corp (a)	24,594	1,053
Russ Berrie & Co Inc (b)	17,441	169		Viad Corp	21,462	654
Spectrum Brands Inc (a)(b)	42,115	106

		Schedule of Investments
	SmallCap S&P 600 Index Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Diversified Operations & Commercial Services				Electronic Measurement Instruments
(continued)				(continued)
Volt Information Sciences Inc (b)	13,911	$193		Itron Inc (a)(b)	35,500	$3,278

		1,900		Keithley Instruments Inc	14,233	134

Drug Delivery Systems (0.06%)						4,838

Noven Pharmaceuticals Inc (a)(b)	25,730	320		Electronic Security Devices (0.02%)
				LoJack Corp (b)	18,300	112
E-Commerce - Products (0.28%)
Blue Nile Inc (a)(b)	15,556	599		Energy - Alternate Sources (0.12%)
NutriSystem Inc (a)	31,660	545		Headwaters Inc (a)(b)	43,526	571
Stamps.com Inc (a)(b)	16,467	224

		1,368		Engineering - Research & Development Services (0.43%)

				EMCOR Group Inc (b)	70,337	2,119
Electric - Integrated (1.53%)
Allete Inc	26,852	1,143		Engines - Internal Combustion (0.14%)
Avista Corp	54,988	1,244		Briggs & Stratton Corp (a)	51,366	695
Central Vermont Public Service Corp	10,709	236
CH Energy Group Inc (a)	14,061	510		Enterprise Software & Services (1.40%)
Cleco Corp	62,392	1,568		Concur Technologies Inc (a)(b)	44,629	1,840
El Paso Electric Co (b)	46,404	958		Epicor Software Corp (a)(b)	61,482	416
UIL Holdings Corp	26,134	817		Informatica Corp (b)	91,737	1,485
Unisource Energy Corp	35,679	1,090		JDA Software Group Inc (b)	27,908	476

		7,566		Mantech International Corp (b)	20,598	1,150

				Omnicell Inc (a)(b)	34,110	554
Electric Products - Miscellaneous (0.15%)
Littelfuse Inc (b)	22,461	718		SYNNEX Corp (a)(b)	17,507	409
				Tyler Technologies Inc (a)(b)	35,460	567

Electronic Components - Miscellaneous (1.11%)						6,897

Bel Fuse Inc (a)	12,246	347		Entertainment Software (0.58%)
Benchmark Electronics Inc (b)	69,921	1,024		Take-Two Interactive Software Inc (a)(b)	80,054	1,825
CTS Corp	34,865	448		THQ Inc (a)(b)	69,088	1,049

Daktronics Inc (a)	34,985	624				2,874

Methode Electronics Inc	39,380	441
				Environmental Consulting & Engineering (0.35%)
Plexus Corp (b)	43,949	1,252
				Tetra Tech Inc (b)	60,994	1,752
Rogers Corp (b)	18,584	768
Technitrol Inc	42,419	595		E-Services - Consulting (0.27%)

		5,499		Perficient Inc (a)(b)	33,138	334

Electronic Components - Semiconductors (1.17%)				Websense Inc (b)	46,781	976

Actel Corp (b)	26,205	360				1,310

Diodes Inc (a)(b)	32,810	852		Fiduciary Banks (0.09%)
DSP Group Inc (a)(b)	29,354	207		Boston Private Financial Holdings Inc (a)	56,499	442
Kopin Corp (b)	71,496	231
Microsemi Corp (b)	81,499	2,116		Filtration & Separation Products (0.41%)
Skyworks Solutions Inc (a)(b)	168,946	1,598		Clarcor Inc	52,334	2,016
Supertex Inc (a)(b)	13,343	401

		5,765		Finance - Consumer Loans (0.24%)

				Portfolio Recovery Associates Inc (a)(b)	15,737	628
Electronic Design Automation (0.12%)				World Acceptance Corp (a)(b)	16,947	555

Ansoft Corp (b)	16,438	587				1,183

Electronic Measurement Instruments (0.98%)				Finance - Investment Banker & Broker (1.06%)
Analogic Corp	13,890	1,016		Greenhill & Co Inc (a)	17,959	1,103
FARO Technologies Inc (a)(b)	17,287	410		Investment Technology Group Inc (b)	45,322	1,348

		Schedule of Investments
	SmallCap S&P 600 Index Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Finance - Investment Banker & Broker				Garden Products (0.26%)
(continued)				Toro Co (a)	38,876	$1,265
LaBranche & Co Inc (a)(b)	56,545	$391
optionsXpress Holdings Inc	43,634	1,083		Gas - Distribution (3.44%)
Piper Jaffray Cos (a)(b)	15,833	562		Atmos Energy Corp	93,481	2,475
SWS Group Inc	22,910	433		Laclede Group Inc/The	22,620	959
TradeStation Group Inc (a)(b)	29,416	317		New Jersey Resources Corp	43,458	1,482

		5,237		Northwest Natural Gas Co	27,379	1,239

Finance - Leasing Company (0.12%)				Piedmont Natural Gas Co (a)	76,056	2,037
Financial Federal Corp (a)	26,443	609		South Jersey Industries Inc	30,814	1,149
				Southern Union Co	128,530	3,357
Firearms & Ammunition (0.03%)				Southwest Gas Corp	44,857	1,296
Sturm Ruger & Co Inc (b)	21,547	130		UGI Corp	110,825	2,999

						16,993

Food - Baking (0.49%)
Flowers Foods Inc	81,184	2,441		Health Care Cost Containment (0.20%)
				Healthspring Inc (b)	51,885	1,009
Food - Canned (0.18%)
TreeHouse Foods Inc (b)	32,343	876		Home Furnishings (0.26%)
				Bassett Furniture Industries Inc	12,244	146
Food - Miscellaneous/Diversified (0.73%)				Ethan Allen Interiors Inc (a)(c)	29,733	746
Hain Celestial Group Inc (a)(b)	41,998	1,098		La-Z-Boy Inc (a)	53,294	393

J&J Snack Foods Corp	14,518	460				1,285

Lance Inc (a)	32,513	598		Hotels & Motels (0.07%)
Ralcorp Holdings Inc (a)(b)	26,683	1,440		Marcus Corp	21,845	348

		3,596

Food - Retail (0.08%)				Housewares (0.10%)
Great Atlantic & Pacific Tea Co (a)(b)	24,112	384		Libbey Inc	15,139	137
				National Presto Industries Inc (a)	4,895	350

Food - Wholesale & Distribution (0.39%)						487

Nash Finch Co (a)	13,200	521		Human Resources (0.82%)
Spartan Stores Inc	22,676	540		Administaff Inc	23,799	683
United Natural Foods Inc (a)(b)	44,439	854		AMN Healthcare Services Inc (b)	31,210	590

		1,915		CDI Corp	14,103	290

Footwear & Related Apparel (0.94%)				Cross Country Healthcare Inc (a)(b)	31,775	507
CROCS Inc (a)(b)	86,257	383		Gevity HR Inc	24,163	180
Deckers Outdoor Corp (b)	13,514	1,527		Heidrick & Struggles International Inc	17,817	505
Iconix Brand Group Inc (a)(b)	59,757	717		On Assignment Inc (b)	36,707	313
Skechers U.S.A. Inc (b)	33,834	639		Spherion Corp (b)	56,862	278
Wolverine World Wide Inc	51,576	1,379		TrueBlue Inc (a)(b)	45,938	694

		4,645				4,040

Forestry (0.13%)				Identification Systems - Development (0.59%)
Deltic Timber Corp	10,964	665		Brady Corp	56,306	2,065
				Checkpoint Systems Inc (a)(b)	41,109	866

Funeral Services & Related Items (0.30%)						2,931

Hillenbrand Inc	64,712	1,498
				Industrial Audio & Video Products (0.03%)
Gambling (Non-Hotel) (0.14%)				Sonic Solutions Inc (a)(b)	27,346	141
Pinnacle Entertainment Inc (a)(b)	62,143	702
				Industrial Automation & Robots (0.22%)
				Cognex Corp	43,426	819

		Schedule of Investments
	SmallCap S&P 600 Index Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Industrial Automation & Robots (continued)				Life & Health Insurance (continued)
Gerber Scientific Inc (a)(b)	24,533	$291		Presidential Life Corp (a)	22,363	$359

		1,110				1,448

Instruments - Controls (0.79%)				Linen Supply & Related Items (0.32%)
Photon Dynamics Inc (b)	18,402	274		Angelica Corp (a)	9,901	217
Watts Water Technologies Inc (a)	30,758	909		G&K Services Inc	20,496	698
Woodward Governor Co	60,506	2,723		Unifirst Corp/MA	14,805	663

		3,906				1,578

Instruments - Scientific (0.46%)				Machinery - Construction & Mining (0.13%)
Dionex Corp (b)	18,988	1,320		Astec Industries Inc (a)(b)	19,927	636
FEI Co (b)	37,796	954

		2,274		Machinery - Electrical (0.61%)

				Baldor Electric Co (a)	47,797	1,627
Insurance Brokers (0.33%)				Regal-Beloit Corp	33,340	1,392

Hilb Rogal & Hobbs Co	37,719	1,635				3,019

Internet Application Software (0.35%)				Machinery - Farm (0.23%)
Cybersource Corp (b)	71,500	1,269		Lindsay Corp (a)	12,351	1,140
DealerTrack Holdings Inc (a)(b)	30,929	482

		1,751		Machinery - General Industry (1.28%)

				Albany International Corp (a)	27,380	786
Internet Connectivity Services (0.05%)				Applied Industrial Technologies Inc	37,264	996
PC-Tel Inc	21,627	226		Gardner Denver Inc (b)	54,408	2,481
Internet Content - Information & News (0.12%)				Intevac Inc (a)(b)	22,485	239
Infospace Inc (a)	35,645	336		Robbins & Myers Inc	35,754	1,815

Knot Inc/The (a)(b)	29,093	255				6,317

		591		Machinery - Material Handling (0.08%)

Internet Security (0.16%)				Cascade Corp (a)	8,865	389
Blue Coat Systems Inc (a)(b)	39,597	575
				Medical - Biomedical/Gene (0.72%)
Secure Computing Corp (a)(b)	59,781	235		Arqule Inc (b)	35,892	136

		810		Cambrex Corp (b)	30,146	229

Internet Telephony (0.22%)				Enzo Biochem Inc (a)(b)	32,779	466
j2 Global Communications Inc (b)	46,028	1,103		Martek Biosciences Corp (a)(b)	34,205	1,287
				Regeneron Pharmaceuticals Inc (a)(b)	64,775	1,418

Investment Management & Advisory Services (0.17%)						3,536

National Financial Partners Corp (a)	40,947	854
				Medical - Drugs (1.07%)
Lasers - Systems & Components (0.53%)				Cubist Pharmaceuticals Inc (b)	58,445	1,324
Cymer Inc (a)(b)	31,459	833		PharMerica Corp (a)(b)	31,527	746
Electro Scientific Industries Inc (a)(b)	28,080	439		Salix Pharmaceuticals Ltd (a)(b)	49,490	395
II-VI Inc (b)	25,274	972		Savient Pharmaceuticals Inc (a)(b)	46,089	1,225
Newport Corp (a)(b)	37,308	392		Sciele Pharma Inc (a)(b)	36,320	677

		2,636		Viropharma Inc (a)(b)	72,500	893

Leisure & Recreation Products (0.51%)						5,260

Brunswick Corp/DE (a)	90,764	1,171		Medical - Generic Drugs (0.21%)
Multimedia Games Inc (a)(b)	23,963	123		Alpharma Inc (a)(b)	45,896	1,042
WMS Industries Inc (b)	43,215	1,218

		2,512		Medical - HMO (0.93%)

				AMERIGROUP Corp (b)	55,493	1,410
Life & Health Insurance (0.29%)				Centene Corp (b)	44,981	1,004
Delphi Financial Group Inc	43,662	1,089

		Schedule of Investments
	SmallCap S&P 600 Index Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Medical - HMO (continued)				Medical Products (continued)
Magellan Health Services Inc (b)	41,966	$1,752		PSS World Medical Inc (b)	64,193	$1,076
Molina Healthcare Inc (a)(b)	14,760	440		Vital Signs Inc (a)	8,268	605

		4,606		West Pharmaceutical Services Inc (a)	33,509	1,539

Medical - Hospitals (0.05%)				Zoll Medical Corp (b)	21,659	682

Medcath Corp (a)(b)	12,934	241				10,663

				Metal - Aluminum (0.42%)
Medical - Nursing Homes (0.06%)				Century Aluminum Co (a)(b)	35,056	2,083
Odyssey HealthCare Inc (a)(b)	33,941	320
				Metal Processors & Fabrication (0.48%)
Medical - Outpatient & Home Medical Care (0.93%)				Kaydon Corp (a)	28,686	1,360
Air Methods Corp (a)(b)	11,131	319		Mueller Industries Inc	38,457	987

Amedisys Inc (b)	27,462	1,761				2,347

Amsurg Corp (b)	32,624	874
Gentiva Health Services Inc (b)	29,518	754		Metal Products - Distribution (0.10%)
LHC Group Inc (b)	15,003	421		AM Castle & Co (a)	17,362	351
Res-Care Inc (b)	26,365	484		Lawson Products	4,328	127

		4,613				478

Medical Information Systems (0.43%)				Multi-Line Insurance (0.12%)
Allscripts Healthcare Solutions Inc (a)(b)	59,138	712		United Fire & Casualty Co	22,485	611
Phase Forward Inc (b)	44,345	816		Multimedia (0.58%)
Quality Systems Inc (a)	18,172	597		4Kids Entertainment Inc (b)	13,575	117

		2,125		EW Scripps Co (a)	31,012	215

Medical Instruments (1.25%)				Factset Research Systems Inc	43,664	2,518

Abaxis Inc (a)(b)	22,465	447				2,850

Arthrocare Corp (a)(b)	27,599	583		Networking Products (0.75%)
Conmed Corp (b)	29,695	902		Adaptec Inc (b)(c)	125,337	457
CryoLife Inc (a)(b)	25,959	353		Anixter International Inc (a)(b)	31,438	2,139
Datascope Corp	13,634	636		Black Box Corp	18,155	539
Integra LifeSciences Holdings Corp (a)(b)	19,813	905		Netgear Inc (a)(b)	36,633	555

Kensey Nash Corp (b)	12,056	419				3,690

Natus Medical Inc (a)(b)	28,521	662
SurModics Inc (a)(b)	15,916	670		Non-Ferrous Metals (0.23%)
Symmetry Medical Inc (a)(b)	36,762	614		Brush Engineered Materials Inc (a)(b)	21,135	506

		6,191		RTI International Metals Inc (a)(b)	23,831	649

						1,155

Medical Laser Systems (0.09%)
Biolase Technology Inc (a)(b)	25,023	73		Non-Hazardous Waste Disposal (0.51%)
LCA-Vision Inc (a)	19,200	113		Waste Connections Inc (b)	68,831	2,505
Palomar Medical Technologies Inc (a)(b)	18,914	242		Office Furnishings - Original (0.14%)

		428		Interface Inc	58,112	689

Medical Products (2.16%)
American Medical Systems Holdings Inc (a)	75,409	1,242		Office Supplies & Forms (0.02%)
(b)				Standard Register Co/The (a)	13,112	116
Cooper Cos Inc/The	46,637	1,572
Cyberonics Inc (a)(b)	23,278	643		Oil - Field Services (2.79%)
Haemonetics Corp (b)	26,658	1,548		Basic Energy Services Inc (a)(b)	23,519	633
Invacare Corp	33,247	782		CARBO Ceramics Inc	21,151	1,157
Mentor Corp (a)	34,992	868		Hornbeck Offshore Services Inc (a)(b)	23,996	1,070
Osteotech Inc (b)	18,418	106		Matrix Service Co (a)(b)	26,946	608

		Schedule of Investments
	SmallCap S&P 600 Index Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Oil - Field Services (continued)				Power Converter & Supply Equipment
Oceaneering International Inc (b)	57,133	$3,465		(continued)
SEACOR Holdings Inc (b)	22,760	1,904		Magnetek Inc (b)	31,492	$147
Superior Well Services Inc (a)(b)	16,378	520		Vicor Corp (a)	19,852	216

Tetra Technologies Inc (b)	77,310	1,464				1,049

W-H Energy Services Inc (a)(b)	32,068	2,935		Printing - Commercial (0.15%)

		13,756		Bowne & Co Inc	27,877	360

Oil & Gas Drilling (1.37%)				Consolidated Graphics Inc (a)(b)	11,486	385

Atwood Oceanics Inc (b)	57,730	2,650				745

Pioneer Drilling Co (b)	51,578	820		Property & Casualty Insurance (1.68%)
Unit Corp (b)	48,877	3,302		Infinity Property & Casualty Corp	16,798	749

		6,772		LandAmerica Financial Group Inc (a)	16,043	184

Oil Company - Exploration & Production (2.08%)				Navigators Group Inc (b)	13,756	654
Penn Virginia Corp (a)	43,190	2,624		ProAssurance Corp (b)	33,226	1,626
Petroleum Development Corp (a)(b)	15,391	851		RLI Corp	18,603	1,016
Petroquest Energy Inc (a)(b)	45,267	945		Safety Insurance Group Inc	16,854	716
St Mary Land & Exploration Co	63,766	2,714		Selective Insurance Group	55,253	1,194
Stone Energy Corp (b)	29,508	1,505		Stewart Information Services Corp (a)	18,784	328
Swift Energy Co (b)	31,651	1,609		Tower Group Inc (a)	21,034	479

		10,248		Zenith National Insurance Corp	38,540	1,326

						8,272

Oil Field Machinery & Equipment (0.89%)
Dril-Quip Inc (b)	28,335	1,534		Publicly Traded Investment Fund (2.12%)
Gulf Island Fabrication Inc (a)	11,359	504		iShares S&P SmallCap 600 Index Fund (a)	170,330	10,460
Lufkin Industries Inc	15,324	1,367		Publishing - Newspapers (0.02%)
NATCO Group Inc (b)	20,724	987		AH Belo Corp	18,925	102

		4,392

Paper & Related Products (0.54%)				Radio (0.02%)
Buckeye Technologies Inc (b)	40,626	396		Radio One Inc (b)	84,095	83
Neenah Paper Inc	15,123	282
Rock-Tenn Co	34,767	1,236		Real Estate Operator & Developer (0.14%)
				Forestar Real Estate Group Inc (b)	36,918	667
Schweitzer-Mauduit International Inc (a)	16,239	302
Wausau Paper Corp	51,075	453		Recreational Vehicles (0.32%)

		2,669		Arctic Cat Inc	12,455	111

Pharmacy Services (0.24%)				Polaris Industries Inc (a)	34,157	1,462

HealthExtras Inc (b)	38,803	1,164				1,573

				REITS - Apartments (1.33%)
Physical Therapy & Rehabilitation Centers (0.06%)
				Essex Property Trust Inc	26,459	3,211
RehabCare Group Inc (b)	18,704	310
				Home Properties Inc (a)	32,789	1,804
Physician Practice Management (0.67%)				Mid-America Apartment Communities Inc	27,202	1,563

Healthways Inc (a)(b)	36,424	926				6,578

Pediatrix Medical Group Inc (b)	48,900	2,379		REITS - Diversified (0.91%)

		3,305		Colonial Properties Trust	49,153	981

Poultry (0.13%)				Entertainment Properties Trust	31,744	1,703
Sanderson Farms Inc	15,972	635		Lexington Realty Trust (a)	66,109	952
				PS Business Parks Inc	15,879	835

Power Converter & Supply Equipment (0.21%)						4,471

Advanced Energy Industries Inc (a)(b)	34,180	472		REITS - Healthcare (0.77%)
C&D Technologies Inc (a)(b)	26,603	214		LTC Properties Inc	21,030	615

		Schedule of Investments
	SmallCap S&P 600 Index Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
REITS - Healthcare (continued)				Retail - Apparel & Shoe (continued)
Medical Properties Trust Inc (a)	68,787	$763		Gymboree Corp (b)	29,966	$1,121
Senior Housing Properties Trust	116,015	2,442		HOT Topic Inc (b)	45,309	285

		3,820		JOS A Bank Clothiers Inc (a)(b)	18,848	422

REITS - Hotels (0.37%)				Men's Wearhouse Inc (a)	53,291	1,061
DiamondRock Hospitality Co	98,232	906		Stage Stores Inc	39,737	589
LaSalle Hotel Properties	41,577	944		Stein Mart Inc (a)	27,063	121

		1,850		Tween Brands Inc (a)(b)	25,668	354

						8,628

REITS - Office Property (0.82%)
BioMed Realty Trust Inc	74,340	1,918		Retail - Auto Parts (0.06%)
Kilroy Realty Corp	33,923	1,554		PEP Boys-Manny Moe & Jack (a)	43,092	318
Parkway Properties Inc/MD (a)	15,836	559

				Retail - Automobile (0.17%)
		4,031		Group 1 Automotive Inc (a)	24,033	472

REITS - Regional Malls (0.15%)				Lithia Motors Inc (a)	16,822	78
Pennsylvania Real Estate Investment Trust (a)	40,765	751		Sonic Automotive Inc (a)	30,166	304

						854

REITS - Shopping Centers (0.66%)
Acadia Realty Trust	33,442	759		Retail - Bedding (0.02%)
Inland Real Estate Corp	60,822	909		Select Comfort Corp (b)	46,534	92
Kite Realty Group Trust	30,202	375
				Retail - Computer Equipment (0.13%)
Tanger Factory Outlet Centers	32,690	1,221		Insight Enterprises Inc (b)	48,588	620

		3,264

REITS - Single Tenant (0.33%)				Retail - Convenience Store (0.26%)
National Retail Properties Inc	76,125	1,609		Casey's General Stores Inc	52,561	1,293

REITS - Storage (0.43%)				Retail - Discount (0.13%)
Extra Space Storage Inc	82,349	1,167		Fred's Inc	41,371	532
Sovran Self Storage Inc (a)	22,649	947		Tuesday Morning Corp (a)	31,202	120

		2,114				652

REITS - Warehouse & Industrial (0.24%)				Retail - Drug Store (0.30%)
EastGroup Properties Inc	25,799	1,197		Longs Drug Stores Corp	31,159	1,457

Rental - Auto & Equipment (0.31%)				Retail - Fabric Store (0.12%)
Aaron Rents Inc	55,200	1,516		Jo-Ann Stores Inc (b)	26,199	576

Research & Development (0.56%)				Retail - Gardening Products (0.26%)
Kendle International Inc (a)(b)	13,413	552		Tractor Supply Co (a)(b)	33,683	1,280
Parexel International Corp (b)	58,680	1,715
PharmaNet Development Group Inc (a)(b)	20,032	484		Retail - Home Furnishings (0.05%)

		2,751		Haverty Furniture Cos Inc (a)	21,994	251

Retail - Apparel & Shoe (1.75%)				Retail - Jewelry (0.25%)
Brown Shoe Co Inc	43,870	708		Movado Group Inc	18,951	408
Cato Corp/The	30,618	548		Zale Corp (a)(b)	36,626	810

Charlotte Russe Holding Inc (a)(b)	21,612	280				1,218

Childrens Place Retail Stores Inc/The (a)(b)	24,504	932		Retail - Leisure Products (0.03%)
Christopher & Banks Corp	36,548	318		MarineMax Inc (a)(b)	19,040	125
Dress Barn Inc (b)	46,890	756
Finish Line	50,605	549		Retail - Office Supplies (0.32%)
Genesco Inc (a)(b)	19,877	584		OfficeMax Inc	78,676	1,004

		Schedule of Investments
	SmallCap S&P 600 Index Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Retail - Office Supplies (continued)				Savings & Loans - Thrifts (continued)
School Specialty Inc (a)(b)	17,868	$595		Dime Community Bancshares	26,049	$436

		1,599		Downey Financial Corp (a)	20,210	43

Retail - Pawn Shops (0.36%)				FirstFed Financial Corp (a)(b)	14,185	113
Cash America International Inc	30,191	1,273		Flagstar Bancorp Inc (a)	38,148	169
First Cash Financial Services Inc (a)(b)	26,963	514		Guaranty Financial Group Inc - Rights (b)(d)	34,001	-

		1,787		Guaranty Financial Group Inc (a)(b)	36,591	121

						1,662

Retail - Pet Food & Supplies (0.07%)
PetMed Express Inc (a)(b)	24,588	357		Schools (0.06%)
				Universal Technical Institute Inc (a)(b)	21,561	317
Retail - Petroleum Products (0.15%)
World Fuel Services Corp	29,783	718		Seismic Data Collection (0.28%)
				ION Geophysical Corp (b)	85,800	1,370
Retail - Restaurants (2.20%)
Buffalo Wild Wings Inc (a)(b)	16,051	529		Semiconductor Component - Integrated Circuits (0.37%)
California Pizza Kitchen Inc (a)(b)	26,260	343		Exar Corp (a)(b)	44,236	341
CBRL Group Inc	22,804	551		Micrel Inc	53,094	505
CEC Entertainment Inc (a)(b)	25,468	888		Pericom Semiconductor Corp (b)	26,254	374
CKE Restaurants Inc (a)	54,392	667		Standard Microsystems Corp (b)	23,551	625

DineEquity Inc	15,868	367				1,845

Jack in the Box Inc (b)	60,904	1,314		Semiconductor Equipment (1.62%)
Landry's Restaurants Inc (a)	12,885	188		ATMI Inc (b)	32,353	729
O'Charleys Inc (a)	22,729	256		Axcelis Technologies Inc (a)(b)	106,181	533
Panera Bread Co (a)(b)	31,422	1,574		Brooks Automation Inc (a)(b)	65,806	514
Papa John's International Inc (b)	21,350	604		Cabot Microelectronics Corp (a)(b)	24,321	949
PF Chang's China Bistro Inc (a)(b)	25,045	651		Cohu Inc	23,903	380
Red Robin Gourmet Burgers Inc (a)(b)	17,453	433		Kulicke & Soffa Industries Inc (a)(b)	55,470	353
Ruby Tuesday Inc (a)(b)	53,601	369		MKS Instruments Inc (b)	45,446	936
Ruth's Hospitality Group Inc (a)(b)	20,628	98		Photronics Inc (a)(b)	43,521	185
Sonic Corp (a)(b)	62,103	937		Rudolph Technologies Inc (a)(b)	31,680	277
Steak N Shake Co/The (a)(b)	29,757	205		Ultratech Inc (b)	24,224	357
Texas Roadhouse Inc (a)(b)	55,506	515		Varian Semiconductor Equipment Associates
Triarc Cos Inc (a)	65,405	365		Inc (b)	76,853	2,246

		10,854		Veeco Instruments Inc (a)(b)	33,031	538

						7,997

Retail - Sporting Goods (0.32%)
Big 5 Sporting Goods Corp (a)	22,627	181		Steel - Producers (0.10%)
Cabela's Inc (a)(b)	41,053	477		Olympic Steel Inc (a)	9,332	475
Hibbett Sports Inc (a)(b)	29,490	621
				Steel - Specialty (0.02%)
Zumiez Inc (b)	18,834	278

				Material Sciences Corp (b)	12,477	94
		1,557

Retirement & Aged Care (0.17%)				Steel Pipe & Tube (0.39%)
Sunrise Senior Living Inc (a)(b)	46,573	835		Valmont Industries Inc	18,101	1,935

Rubber & Plastic Products (0.07%)				Storage & Warehousing (0.15%)
Myers Industries Inc	29,193	327		Mobile Mini Inc (a)(b)	35,888	717

Savings & Loans - Thrifts (0.34%)				Telecommunication Equipment (0.62%)
Anchor Bancorp Wisconsin Inc (a)	18,357	132		Applied Signal Technology Inc	13,043	191
BankAtlantic Bancorp Inc (a)	43,151	59		Arris Group Inc (b)	127,045	1,216
Brookline Bancorp Inc	60,362	589		Comtech Telecommunications Corp (a)(b)	25,137	1,235

		Schedule of Investments
	SmallCap S&P 600 Index Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares		Value
	Held	(000	's)		Held		(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Telecommunication Equipment (continued)				Wire & Cable Products (0.34%)
Ditech Networks Inc (b)	27,029	$53		Belden Inc (a)	45,347		$1,674
Network Equipment Technologies Inc (a)(b)	30,452	89
Symmetricom Inc (a)(b)	47,659	230		Wireless Equipment (0.19%)
Tollgrade Communications Inc (b)	13,638	71		Novatel Wireless Inc (a)(b)	32,845		307

		3,085		Viasat Inc (b)	27,492		633

							940
Telecommunication Equipment - Fiber Optics (0.15%)

Harmonic Inc (b)	97,556	760		TOTAL COMMON STOCKS	$489,510

					Principal
Telecommunication Services (0.13%)					Amount		Value
Fairpoint Communications Inc (a)	92,271	640			(000	's)	(000	's)

				REPURCHASE AGREEMENTS (27.84%)
Telephone - Integrated (0.09%)
				Money Center Banks (27.84%)
General Communication Inc (a)(b)	46,845	420
				Deutsche Bank Repurchase Agreement;
				2.18% dated 07/31/08 maturing 08/01/08
Textile - Apparel (0.05%)				(collateralized by U.S. Government
Perry Ellis International Inc (a)(b)	12,051	262		Agency Issues; $135,315,000; 0.00% -
				6.625%; dated 08/01/08 - 07/15/16) (e)	$134,254		$133,446
Therapeutics (0.03%)				Investment in Joint Trading Account; Bank
Theragenics Corp (b)	34,624	125		of America Repurchase Agreement; 2.12%
				dated 07/31/2008 maturing 08/01/2008
Tobacco (0.08%)				(collateralized by Sovereign Agency
Alliance One International Inc (b)	92,230	412		Issues; $2,043,000; 2.20%; dated 01/23/09)	1,984		1,984
				Investment in Joint Trading Account;
				Deutsche Bank Repurchase Agreement;
Toys (0.13%)				2.16% dated 07/31/2008 maturing
Jakks Pacific Inc (b)	28,389	624		08/01/2008 (collateralized by Sovereign
				Agency Issues; $2,043,000; 2.75% -
Transport - Marine (0.54%)				4.52%; dated 09/14/10 - 04/15/14)	1,984		1,983

Kirby Corp (b)	55,904	2,668					137,413

Transport - Services (0.57%)				TOTAL REPURCHASE AGREEMENTS	$137,413

Bristow Group Inc (a)(b)	29,075	1,308		Total Investments	$626,923
HUB Group Inc (b)	39,009	1,516		Liabilities in Excess of Other Assets, Net - (26.99)%			(133,230)

		2,824		TOTAL NET ASSETS - 100.00%	$493,693

Transport - Truck (1.63%)
Arkansas Best Corp (a)	26,130	971
				(a)	Security or a portion of the security was on loan at the end of the period.
Forward Air Corp (a)	29,880	1,093		(b) Non-Income Producing Security
Heartland Express Inc (a)	58,804	1,002		(c)	Security or a portion of the security was pledged to cover margin
Knight Transportation Inc	59,421	1,124		requirements for futures contracts. At the end of the period, the value of
Landstar System Inc	54,663	2,765		these securities totaled $749 or 0.15% of net assets.
Old Dominion Freight Line Inc (a)(b)	29,371	1,078		(d)	Market value is determined in accordance with procedures established in

				good faith by the Board of Directors. At the end of the period, the value
		8,033		of these securities totaled $0 or 0.00% of net assets.

Vitamins & Nutrition Products (0.02%)				(e)	Security was purchased with the cash proceeds from securities loans.
Mannatech Inc (a)	16,182	107

Water (0.13%)
American States Water Co (a)	17,875	646

Web Portals (0.16%)
United Online Inc (a)	71,369	775

Schedule of Investments SmallCap S&P 600 Index Fund

July 31, 2008 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation		$65,735
Unrealized Depreciation				(106,064)

Net Unrealized Appreciation (Depreciation)				(40,329)
Cost for federal income tax purposes				667,252
All dollar amounts are shown in thousands (000's)

	Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
S&P SmallCap 600
eMini; September 2008	99	$3,864	$3,691	$(173)

All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Sector				Percent

Financial				43.82%
Industrial				19.66%
Consumer, Non-cyclical				17.72%
Consumer, Cyclical				14.21%
Technology				9.50%
Energy				7.52%
Utilities				5.10%
Communications				4.32%
Basic Materials				3.02%
Funds				2.12%
Liabilities in Excess of Other Assets, Net				(26.99%)

TOTAL NET ASSETS				100.00%

Other Assets Summary (unaudited)

Asset Type				Percent

Futures				0.75%

		Schedule of Investments
		SmallCap Value Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (96.76%)				COMMON STOCKS (continued)
Advertising Services (0.56%)				Commercial Banks (continued)
inVentiv Health Inc (a)(b)	116,270	$2,809		SVB Financial Group (a)(b)	81,010	$4,666

						57,869

Aerospace & Defense (0.97%)
Esterline Technologies Corp (a)(b)	61,770	3,013		Commercial Services (0.45%)
Spirit Aerosystems Holdings Inc (b)	87,010	1,885		Steiner Leisure Ltd (a)(b)	73,530	2,272

		4,898		Computer Services (0.73%)

Aerospace & Defense Equipment (1.84%)				Ness Technologies Inc (b)	298,760	3,696
BE Aerospace Inc (a)(b)	93,420	2,399
Moog Inc (a)(b)	80,640	3,585		Computer Software (0.41%)
Triumph Group Inc (a)	62,260	3,297		Omniture Inc (b)	120,000	2,082

		9,281

				Consulting Services (0.63%)
Apparel Manufacturers (1.06%)				FTI Consulting Inc (b)	44,200	3,145
G-III Apparel Group Ltd (a)(b)	210,170	3,369
Volcom Inc (a)(b)	108,640	1,949		Consumer Products - Miscellaneous (0.78%)

		5,318		Jarden Corp (a)(b)	163,940	3,939

Applications Software (1.35%)				Diagnostic Kits (0.40%)
Progress Software Corp (a)(b)	111,350	3,277		Meridian Bioscience Inc	77,550	2,017
Quest Software Inc (b)	232,690	3,516

		6,793		Distribution & Wholesale (0.61%)

Auto/Truck Parts & Equipment - Replacement (0.61%)				Fossil Inc (a)(b)	114,310	3,061
ATC Technology Corp (a)(b)	122,697	3,082
				Diversified Manufacturing Operations (3.27%)
Building - Heavy Construction (0.40%)				Ameron International Corp	26,220	3,390
Perini Corp (a)(b)	72,770	1,991		AZZ Inc (a)(b)	76,750	3,513
				Barnes Group Inc (a)	141,730	3,201
Building - Residential & Commercial (0.42%)				EnPro Industries Inc (a)(b)	69,730	2,511
Lennar Corp	173,630	2,101		Koppers Holdings Inc (a)	88,820	3,838

						16,453

Chemicals - Diversified (1.15%)
FMC Corp	25,900	1,926		Electric - Integrated (3.10%)
Rockwood Holdings Inc (a)(b)	101,320	3,866		Avista Corp (a)	125,580	2,840

		5,792		Empire District Electric Co/The (a)	165,150	3,371

				Portland General Electric Co	112,132	2,634
Chemicals - Specialty (0.57%)				UIL Holdings Corp (a)	109,560	3,427
Arch Chemicals Inc	89,690	2,879		Westar Energy Inc (a)	150,270	3,318

						15,590

Commercial Banks (11.50%)
Bancfirst Corp (a)	125,690	5,939		Electric Products - Miscellaneous (0.65%)
Bank of the Ozarks Inc (a)	102,101	2,093		GrafTech International Ltd (b)	140,290	3,290
City Holding Co (a)	150,544	6,696
Community Trust Bancorp Inc (a)	175,641	5,413		Electronic Components - Miscellaneous (1.55%)
CVB Financial Corp (a)	313,040	3,544		Daktronics Inc (a)	135,300	2,415
First Financial Bankshares Inc (a)	115,000	5,277		Methode Electronics Inc	257,260	2,879
FirstMerit Corp (a)	170,220	3,350		Plexus Corp (b)	87,290	2,488

Integra Bank Corp (a)	236,170	1,835				7,782

MainSource Financial Group Inc (a)	203,510	3,633		Electronic Measurement Instruments (0.69%)
National Penn Bancshares Inc (a)	263,970	3,545		Analogic Corp (a)	47,470	3,474
S&T Bancorp Inc (a)	103,110	3,458
SCBT Financial Corp	74,000	2,572
Sterling Bancshares Inc/TX	601,680	5,848

		Schedule of Investments
		SmallCap Value Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Engineering - Research & Development Services (0.71%)				Leisure & Recreation Products (0.50%)
EMCOR Group Inc (b)	117,970	$3,553		WMS Industries Inc (a)(b)	89,495	$2,522

Engines - Internal Combustion (0.56%)				Life & Health Insurance (0.97%)
Briggs & Stratton Corp (a)	207,650	2,812		Protective Life Corp	135,880	4,886

Enterprise Software & Services (2.41%)				Machinery - General Industry (0.70%)
JDA Software Group Inc (a)(b)	160,570	2,741		Robbins & Myers Inc (a)	69,720	3,540
Lawson Software Inc (a)(b)	367,570	2,981
Mantech International Corp (b)	59,367	3,315		Medical - Biomedical/Gene (1.16%)
SYNNEX Corp (a)(b)	131,640	3,075		Celera Corp (a)(b)	225,860	3,083

		12,112		Incyte Corp (a)(b)	297,850	2,758

						5,841

Finance - Investment Banker & Broker (1.73%)
Investment Technology Group Inc (b)	75,810	2,254		Medical - Drugs (1.60%)
Stifel Financial Corp (a)(b)	153,780	6,476		Array Biopharma Inc (b)	261,120	2,039

		8,730		Sciele Pharma Inc (a)(b)	162,040	3,022

				Viropharma Inc (a)(b)	241,970	2,979

Food - Canned (0.48%)						8,040

TreeHouse Foods Inc (b)	88,410	2,396
				Medical - Outpatient & Home Medical Care (1.21%)
Food - Miscellaneous/Diversified (0.75%)				LHC Group Inc (a)(b)	119,120	3,338
Ralcorp Holdings Inc (a)(b)	69,570	3,754		Res-Care Inc (b)	150,990	2,772

						6,110

Food - Wholesale & Distribution (1.17%)
Fresh Del Monte Produce Inc (a)(b)	129,730	2,735		Medical Products (0.61%)
Spartan Stores Inc (a)	133,560	3,177		Zoll Medical Corp (a)(b)	97,720	3,078

		5,912		Metal - Aluminum (0.45%)

Footwear & Related Apparel (1.02%)				Kaiser Aluminum Corp	42,720	2,253
Iconix Brand Group Inc (a)(b)	211,190	2,535
Skechers U.S.A. Inc (a)(b)	138,690	2,621		Miscellaneous Manufacturers (0.69%)

		5,156		Aptargroup Inc	89,490	3,463

Gas - Distribution (2.08%)				Multi-Line Insurance (0.58%)
Nicor Inc (a)	64,210	2,557		United Fire & Casualty Co	107,850	2,930
Northwest Natural Gas Co	78,200	3,538
South Jersey Industries Inc (a)	116,720	4,354		Non-Hazardous Waste Disposal (0.83%)

		10,449		Waste Connections Inc (a)(b)	114,450	4,165

Instruments - Controls (0.48%)				Oil - Field Services (2.11%)
Watts Water Technologies Inc (a)	81,770	2,416		Global Industries Ltd (b)	156,440	1,868
				Hornbeck Offshore Services Inc (a)(b)	61,670	2,749
Instruments - Scientific (0.69%)
Varian Inc (a)(b)	70,010	3,459		Newpark Resources (a)(b)	410,130	3,002
				Oil States International Inc (b)	54,620	2,998

Internet Application Software (0.70%)						10,617

RealNetworks Inc (a)(b)	512,520	3,521		Oil & Gas Drilling (0.40%)
				Atwood Oceanics Inc (a)(b)	44,380	2,037
Intimate Apparel (0.53%)
Warnaco Group Inc/The (b)	63,350	2,658		Oil Company - Exploration & Production (2.08%)
				Berry Petroleum Co (a)	52,180	2,246
Lasers - Systems & Components (0.50%)				Mariner Energy Inc (b)	77,770	2,058
Rofin-Sinar Technologies Inc (a)(b)	74,970	2,538		Petroquest Energy Inc (a)(b)	100,410	2,096
				St Mary Land & Exploration Co (a)	42,910	1,826

		Schedule of Investments
		SmallCap Value Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Oil Company - Exploration & Production				REITS - Shopping Centers (continued)
(continued)				Urstadt Biddle Properties Inc (a)	308,809	$5,111

Whiting Petroleum Corp (b)	23,990	$2,247				11,006

		10,473

				Research & Development (0.64%)
Oil Refining & Marketing (0.34%)				Parexel International Corp (a)(b)	109,810	3,210
Holly Corp (a)	60,250	1,722
				Retail - Apparel & Shoe (1.10%)
Paper & Related Products (0.79%)				Cache Inc (b)	134,013	1,896
Rock-Tenn Co (a)	111,850	3,976		Dress Barn Inc (a)(b)	225,040	3,630

Printing - Commercial (0.41%)						5,526

Consolidated Graphics Inc (a)(b)	62,019	2,078		Retail - Gardening Products (0.67%)
				Tractor Supply Co (a)(b)	88,500	3,364
Private Corrections (0.92%)
Cornell Cos Inc (a)(b)	176,860	4,607		Retail - Restaurants (1.84%)
				Buffalo Wild Wings Inc (a)(b)	78,900	2,598
Property & Casualty Insurance (5.54%)				Jack in the Box Inc (a)(b)	117,540	2,537
American Physicians Capital Inc	124,065	6,176		Landry's Restaurants Inc (a)	152,760	2,226
Amerisafe Inc (b)	229,860	4,177		Red Robin Gourmet Burgers Inc (a)(b)	75,810	1,882

Darwin Professional Underwriters Inc (a)(b)	174,935	5,414				9,243

First Mercury Financial Corp (a)(b)	192,664	3,083
Harleysville Group Inc (a)	125,640	4,476		Retail - Sporting Goods (0.67%)
				Dick's Sporting Goods Inc (b)	106,630	1,871
Navigators Group Inc (b)	95,710	4,552

				Hibbett Sports Inc (a)(b)	71,590	1,507

		27,878

						3,378

Reinsurance (1.53%)
Argo Group International Holdings Ltd (a)(b)	72,186	2,457		Savings & Loans - Thrifts (0.76%)
				Flushing Financial Corp	215,990	3,808
IPC Holdings Ltd (a)	163,170	5,238

		7,695		Semiconductor Component - Integrated Circuits (1.79%)

REITS - Apartments (0.58%)				Emulex Corp (b)	232,710	2,623
Post Properties Inc	91,200	2,899		Pericom Semiconductor Corp (a)(b)	230,340	3,285
				Standard Microsystems Corp (a)(b)	116,840	3,098

REITS - Diversified (1.24%)						9,006

Entertainment Properties Trust (a)	116,233	6,235
				Semiconductor Equipment (0.48%)
REITS - Healthcare (1.68%)				ATMI Inc (b)	107,190	2,415
Nationwide Health Properties Inc (a)	121,330	4,503
Senior Housing Properties Trust (a)	188,510	3,968		Steel - Producers (0.47%)

				Schnitzer Steel Industries Inc	25,930	2,340
		8,471

REITS - Mortgage (0.17%)				Steel - Specialty (0.80%)
Gramercy Capital Corp/New York (a)	128,550	869		Universal Stainless & Alloy (a)(b)	105,967	4,044

REITS - Office Property (1.75%)				Steel Pipe & Tube (0.60%)
BioMed Realty Trust Inc	154,870	3,996		Valmont Industries Inc	28,430	3,039
Corporate Office Properties Trust (a)	123,970	4,820

		8,816		Telecommunication Equipment (0.99%)

				ADC Telecommunications Inc (a)(b)	221,980	2,100
REITS - Regional Malls (0.63%)				Comtech Telecommunications Corp (a)(b)	59,095	2,903

Taubman Centers Inc	66,210	3,178				5,003

REITS - Shopping Centers (2.19%)				Telecommunication Equipment - Fiber Optics (0.45%)
Inland Real Estate Corp	394,360	5,895		Harmonic Inc (a)(b)	292,710	2,280

				Schedule of Investments
				SmallCap Value Fund
				July 31, 2008 (unaudited)

							Principal
		Shares		Value			Amount		Value
		Held		(000	's)		(000	's)	(000	's)

COMMON STOCKS (continued)						REPURCHASE AGREEMENTS (26.84%)
Telephone - Integrated (0.83%)						Money Center Banks (26.84%)
Alaska Communications Systems Group Inc		327,903		$4,177		Deutsche Bank Repurchase Agreement;
(a)						2.18% dated 07/31/08 maturing 08/01/08
						(collateralized by U.S. Government
Television (0.59%)						Agency Issues; $136,991,000; 0.00% -
Belo Corp (a)		225,710		1,533		6.625%; dated 08/01/08 - 07/15/16) (c)	$135,917		$135,099

LIN TV Corp (a)(b)		242,400		1,437		TOTAL REPURCHASE AGREEMENTS	$135,099

				2,970		Total Investments	$638,377

Textile - Apparel (0.50%)						Liabilities in Excess of Other Assets, Net - (26.84)%			(135,068)

Perry Ellis International Inc (a)(b)		116,360		2,531		TOTAL NET ASSETS - 100.00%	$503,309

Toys	(0.68%)
Jakks Pacific Inc (a)(b)		155,550		3,419		(a)			Security or a portion of the security was on loan at the end of the period.
						(b) Non-Income Producing Security
Transport - Marine (0.70%)						(c)			Security was purchased with the cash proceeds from securities loans.
Eagle Bulk Shipping Inc (a)		120,570		3,501
						Unrealized Appreciation (Depreciation)
Transport - Services (0.86%)						The net federal income tax unrealized appreciation (depreciation) and federal tax cost
HUB Group Inc (b)		111,950		4,350		of investments held by the fund as of the period end were as follows:

Transport - Truck (0.75%)						Unrealized Appreciation	$40,534
Old Dominion Freight Line Inc (a)(b)		103,270		3,790		Unrealized Depreciation			(54,168)

						Net Unrealized Appreciation (Depreciation)			(13,634)
Wire & Cable Products (1.42%)						Cost for federal income tax purposes			652,011
Belden Inc (a)		94,230		3,479		All dollar amounts are shown in thousands (000's)
Superior Essex Inc (a)(b)		81,200		3,656

				7,135		Portfolio Summary (unaudited)

						Sector			Percent

TOTAL COMMON STOCKS		$486,994

						Financial			60.93%
		Principal				Industrial			18.86%
		Amount		Value		Consumer, Non-cyclical			11.21%
		(000	's)	(000	's)	Consumer, Cyclical			10.20%

						Technology			7.17%
SHORT TERM INVESTMENTS (3.24%)						Utilities			5.17%
Commercial Paper (3.24%)						Energy			4.94%
Investment in Joint Trading Account; HSBC						Basic Materials			4.23%
Funding						Communications			4.13%
2.12%, 8/ 1/2008		$8,142		$8,142		Liabilities in Excess of Other Assets, Net			(26.84%)

Investment in Joint Trading Account;						TOTAL NET ASSETS			100.00%

Prudential Funding
2.12%, 8/ 1/2008		8,142		8,142

				16,284

TOTAL SHORT TERM INVESTMENTS		$16,284

		Schedule of Investments
		SmallCap Value Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (96.85%)				COMMON STOCKS (continued)
Advanced Materials & Products (0.57%)				Beverages - Non-Alcoholic (0.08%)
Ceradyne Inc (a)(b)	49,400	$2,290		Hansen Natural Corp (a)(b)	13,400	$306

Aerospace & Defense (0.22%)				Broadcasting Services & Programming (0.23%)
Esterline Technologies Corp (a)(b)	18,400	898		DG FastChannel Inc (a)(b)	53,200	904

Aerospace & Defense Equipment (0.76%)				Building - Heavy Construction (0.24%)
Curtiss-Wright Corp (a)	21,300	1,121		Granite Construction Inc	11,200	354
Ducommun Inc	15,000	411		Perini Corp (b)	21,750	595

Heico Corp (a)	17,300	603				949

Moog Inc (a)(b)	9,850	438		Building & Construction - Miscellaneous (0.14%)
Triumph Group Inc (a)	9,200	487		Layne Christensen Co (a)(b)	12,250	559

		3,060

Agricultural Operations (0.24%)				Building & Construction Products -
				Miscellaneous (0.76%)
Andersons Inc/The (a)	21,100	959		Gibraltar Industries Inc	46,400	734
Airlines (0.51%)				NCI Building Systems Inc (a)(b)	46,900	1,757
Hawaiian Holdings Inc (a)(b)	52,000	459		Quanex Building Products Corp (a)	35,025	539

Republic Airways Holdings Inc (a)(b)	81,100	779				3,030

Skywest Inc (a)	52,300	796		Building Products - Air & Heating (0.45%)

		2,034		Comfort Systems USA Inc (a)	134,850	1,788

Apparel Manufacturers (0.27%)				Building Products - Doors & Windows (0.18%)
Maidenform Brands Inc (a)(b)	33,000	505		Apogee Enterprises Inc	42,050	727
Oxford Industries Inc (a)	2,700	57
Quiksilver Inc (a)(b)	67,200	515		Building Products - Wood (0.09%)

		1,077		Universal Forest Products Inc	13,600	367

Applications Software (0.26%)
American Reprographics Co (a)(b)	24,250	388		Cellular Telecommunications (0.46%)
				Centennial Communications Corp (b)	117,900	948
Progress Software Corp (b)	14,600	430
				Syniverse Holdings Inc (a)(b)	55,500	899

Quest Software Inc (b)	15,900	240

						1,847

		1,058

				Chemicals - Diversified (0.54%)
Auction House & Art Dealer (0.17%)
				Innophos Holdings Inc (a)	2,500	74
Sotheby's (a)	25,150	698
				Innospec Inc (a)	19,900	353
Auto/Truck Parts & Equipment - Original (0.51%)				Olin Corp	28,050	834
American Axle & Manufacturing Holdings (a)	13,100	77		Rockwood Holdings Inc (b)	23,600	900

Lear Corp (a)(b)	100,450	1,447				2,161

Spartan Motors Inc	43,900	238		Chemicals - Plastics (0.18%)
Tenneco Inc (a)(b)	18,500	267		Schulman A Inc	21,000	488

		2,029		Spartech Corp	25,000	253

Auto/Truck Parts & Equipment - Replacement (0.60%)						741

ATC Technology Corp (b)	91,650	2,302		Chemicals - Specialty (2.17%)
Commercial Vehicle Group Inc (b)	9,600	93		HB Fuller Co	102,700	2,567

		2,395		Hercules Inc	72,700	1,458

Batteries & Battery Systems (0.12%)				Minerals Technologies Inc	6,900	445
Greatbatch Inc (a)(b)	22,600	462		NewMarket Corp (a)	14,100	871
				OM Group Inc (b)	32,400	1,089
				Sensient Technologies Corp	43,500	1,354
				WR Grace & Co (a)(b)	26,600	685

		Schedule of Investments
		SmallCap Value Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Chemicals - Specialty (continued)				Commercial Banks (continued)
Zep Inc (a)	13,250	$226		National Penn Bancshares Inc (a)	123,435	$1,658

		8,695		NBT Bancorp Inc (a)	25,100	622

Circuit Boards (0.39%)				Old National Bancorp/IN (a)	52,100	791
Park Electrochemical Corp	31,550	800		Old Second Bancorp Inc (a)	3,200	49
TTM Technologies Inc (a)(b)	68,300	768		Oriental Financial Group Inc (a)	60,500	1,051

		1,568		Pacific Capital Bancorp NA (a)	54,600	714

				PacWest Bancorp	11,200	209
Collectibles (0.10%)				Peoples Bancorp Inc/OH	11,930	217
RC2 Corp (a)(b)	17,800	409		Prosperity Bancshares Inc (a)	21,500	690
Commercial Banks (8.98%)				Provident Bankshares Corp (a)	35,900	327
1st Source Corp (a)	11,390	266		Renasant Corp (a)	18,150	321
Amcore Financial Inc (a)	12,362	76		Republic Bancorp Inc/KY (a)	9,658	299
Ameris Bancorp (a)	15,260	164		S&T Bancorp Inc	19,900	667
Bancfirst Corp	9,300	439		SCBT Financial Corp	987	34
Banco Latinoamericano de Exportaciones	21,000	385		Sierra Bancorp	10,400	196
Banner Corp (a)	5,200	50		Simmons First National Corp (a)	9,700	289
Cathay General Bancorp (a)	11,500	183		Southside Bancshares Inc (a)	16,800	333
Central Pacific Financial Corp (a)	34,800	385		Southwest Bancorp Inc/Stillwater OK	33,900	473
Chemical Financial Corp (a)	15,856	421		StellarOne Corp (a)	2,060	35
Citizens Republic Bancorp Inc (a)	16,474	55		Sterling Bancorp/NY (a)	25,450	357
City Bank/Lynnwood WA (a)	18,350	174		Sterling Bancshares Inc/TX	183,000	1,779
City Holding Co	31,000	1,379		Sterling Financial Corp/WA	71,493	535
Colonial BancGroup Inc/The (a)	88,000	586		Suffolk Bancorp (a)	5,200	167
Columbia Banking System Inc	19,035	288		Susquehanna Bancshares Inc	43,000	616
Community Bank System Inc (a)	49,200	1,161		SVB Financial Group (a)(b)	6,700	386
Community Trust Bancorp Inc (a)	30,387	937		Trico Bancshares (a)	12,100	182
Cullen/Frost Bankers Inc	5,250	277		UCBH Holdings Inc (a)	51,900	234
CVB Financial Corp (a)	258,310	2,924		UMB Financial Corp	21,700	1,195
East West Bancorp Inc (a)	27,600	329		Umpqua Holdings Corp (a)	48,631	660
Farmers Capital Bank Corp (a)	2,100	63		Union Bankshares Corp/VA (a)	5,700	125
First Bancorp/Puerto Rico (a)	59,700	522		United Bankshares Inc (a)	9,300	234
First Bancorp/Troy NC (a)	7,200	115		United Community Banks Inc/GA (a)	30,600	326
First Commonwealth Financial Corp (a)	64,900	740		Washington Trust Bancorp Inc (a)	12,200	291
First Community Bancshares Inc/VA (a)	11,000	394		West Coast Bancorp/OR (a)	35,300	389
First Merchants Corp (a)	12,300	258		Westamerica Bancorporation (a)	10,650	554
FNB Corp/PA (a)	85,650	970		Yadkin Valley Financial Corp (a)	1,900	29

Glacier Bancorp Inc (a)	18,650	404				35,958

Green Bankshares Inc (a)	21,000	289		Commercial Services (0.13%)
Hancock Holding Co (a)	9,400	422		First Advantage Corp (a)(b)	15,550	236
Hanmi Financial Corp	112,000	594		Live Nation Inc (a)(b)	23,300	294

Heartland Financial USA Inc (a)	5,700	117				530

Heritage Commerce Corp (a)	3,200	33		Commercial Services - Finance (0.98%)
IBERIABANK Corp	28,475	1,466		Advance America Cash Advance Centers Inc	33,400	183
Independent Bank Corp/Rockland MA (a)	31,400	821		(a)
Integra Bank Corp (a)	17,600	137		Deluxe Corp	134,450	1,923
Lakeland Bancorp Inc	18,700	215		Dollar Financial Corp (a)(b)	49,984	967
Lakeland Financial Corp	11,500	237		Global Cash Access Holdings Inc (b)	55,300	331
MainSource Financial Group Inc (a)	21,552	385
Nara Bancorp Inc (a)	25,100	263

		Schedule of Investments
		SmallCap Value Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Commercial Services - Finance (continued)				Containers - Metal & Glass (0.80%)
Heartland Payment Systems Inc (a)	23,400	$538		Greif Inc	26,200	$1,594

		3,942		Silgan Holdings Inc (a)	30,400	1,606

Communications Software (0.03%)						3,200

Digi International Inc (a)(b)	13,000	132		Containers - Paper & Plastic (0.16%)
				Pactiv Corp (b)	25,850	623
Computer Aided Design (0.36%)
Aspen Technology Inc (b)	75,000	997		Cosmetics & Toiletries (0.14%)
Parametric Technology Corp (b)	23,540	456		Elizabeth Arden Inc (a)(b)	33,450	546

		1,453

				Data Processing & Management (0.09%)
Computer Services (0.54%)				CSG Systems International Inc (a)(b)	19,200	340
Ciber Inc (b)	42,200	298		infoGROUP Inc (a)	5,800	30

COMSYS IT Partners Inc (a)(b)	15,300	157				370

Perot Systems Corp (b)	73,950	1,236
SI International Inc (a)(b)	6,300	115		Decision Support Software (0.03%)
SYKES Enterprises Inc (a)(b)	18,400	325		SPSS Inc (a)(b)	3,400	112
Virtusa Corp (a)(b)	5,600	37

				Disposable Medical Products (0.16%)
		2,168

				ICU Medical Inc (a)(b)	22,550	641
Computer Software (0.08%)
Avid Technology Inc (a)(b)	14,400	318		Distribution & Wholesale (0.33%)
				Core-Mark Holding Co Inc (a)(b)	18,100	493
Computers (0.01%)				United Stationers Inc (a)(b)	11,300	433
Palm Inc (a)	7,500	49		Watsco Inc (a)	7,700	384

						1,310

Computers - Integrated Systems (0.15%)
MTS Systems Corp (a)	14,800	620		Diversified Manufacturing Operations (2.29%)
				Actuant Corp (a)	20,300	618
Computers - Memory Devices (0.18%)				Acuity Brands Inc (a)	40,850	1,669
Imation Corp (a)	21,000	400		Ameron International Corp (a)	7,600	983
Quantum Corp (b)	154,500	254		AO Smith Corp	12,400	492
Silicon Storage Technology Inc (b)	18,600	59		AZZ Inc (a)(b)	8,200	375

		713		Barnes Group Inc (a)	66,000	1,491

Computers - Peripheral Equipment (0.12%)				EnPro Industries Inc (a)(b)	68,850	2,479
Electronics for Imaging Inc (b)	35,500	497		Koppers Holdings Inc	24,750	1,070

						9,177

Consulting Services (0.68%)				Diversified Operations (0.06%)
CRA International Inc (a)(b)	700	26		Compass Diversified Holdings	19,600	228
Forrester Research Inc (b)	5,400	182
Gartner Inc (a)(b)	33,400	814		Diversified Operations & Commercial Services (0.15%)
MAXIMUS Inc (a)	3,000	111		Viad Corp (a)	19,800	604
Watson Wyatt Worldwide Inc	27,450	1,591

		2,724		E-Commerce - Products (0.39%)

				FTD Group Inc	108,300	1,549
Consumer Products - Miscellaneous (1.11%)
American Greetings Corp (a)	49,900	739		Electric - Integrated (2.97%)
Helen of Troy Ltd (a)(b)	28,800	592		Avista Corp	22,100	500
Jarden Corp (a)(b)	5,078	122		Black Hills Corp (a)	5,500	177
Prestige Brands Holdings Inc (a)(b)	4,800	48		Cleco Corp	59,550	1,497
Tupperware Brands Corp	76,000	2,964		El Paso Electric Co (b)	70,750	1,462

		4,465		Great Plains Energy Inc	24,100	609

				Portland General Electric Co	125,800	2,955

		Schedule of Investments
		SmallCap Value Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Electric - Integrated (continued)				Fiduciary Banks (0.17%)
UIL Holdings Corp (a)	15,966	$499		Boston Private Financial Holdings Inc (a)	60,800	$476
Unisource Energy Corp (a)	69,300	2,117		Wilmington Trust Corp	8,900	210

Westar Energy Inc	94,700	2,091				686

		11,907		Finance - Consumer Loans (0.50%)

Electric Products - Miscellaneous (0.85%)				Encore Capital Group Inc (a)(b)	14,500	178
GrafTech International Ltd (b)	144,700	3,393		Ocwen Financial Corp (a)(b)	30,200	182
				World Acceptance Corp (a)(b)	49,700	1,628

Electronic Components - Miscellaneous (0.76%)						1,988

Benchmark Electronics Inc (a)(b)	39,525	579
CTS Corp	67,100	863		Finance - Credit Card (0.11%)
Methode Electronics Inc (a)	34,750	389		Advanta Corp - Class B (a)	33,950	269
OSI Systems Inc (a)(b)	21,050	443		CompuCredit Corp (a)(b)	26,400	174

Plexus Corp (b)	7,900	225				443

Technitrol Inc	38,600	541		Finance - Investment Banker & Broker (1.68%)

		3,040		Greenhill & Co Inc (a)	7,500	461

				Interactive Brokers Group Inc (b)	20,250	568
Electronic Components - Semiconductors (1.32%)
Actel Corp (b)	12,900	177		Knight Capital Group Inc (b)	142,900	2,342
Amkor Technology Inc (b)	114,000	999		LaBranche & Co Inc (a)(b)	33,300	230
Applied Micro Circuits Corp (a)(b)	11,325	88		optionsXpress Holdings Inc	27,850	691
DSP Group Inc (a)(b)	12,900	91		Penson Worldwide Inc (a)(b)	11,400	210
Lattice Semiconductor Corp (b)	29,500	71		Piper Jaffray Cos (a)(b)	5,300	188
PMC - Sierra Inc (b)	118,600	859		Stifel Financial Corp (a)(b)	25,100	1,057
QLogic Corp (b)	35,850	675		SWS Group Inc (a)	52,200	988

Semtech Corp (a)(b)	17,400	254				6,735

Skyworks Solutions Inc (a)(b)	132,900	1,257		Finance - Leasing Company (0.11%)
Zoran Corp (b)	98,750	817		Financial Federal Corp (a)	19,200	443

		5,288

				Finance - Mortgage Loan/Banker (0.14%)
Electronic Design Automation (0.14%)				Federal Agricultural Mortgage Corp (a)	18,900	542
Mentor Graphics Corp (a)(b)	39,000	541
				Finance - Other Services (0.07%)
Electronic Measurement Instruments (0.13%)				BGC Partners Inc (a)	5,600	40
Analogic Corp	5,450	399		FCStone Group Inc (a)(b)	11,850	228

Eagle Test Systems Inc (a)(b)	8,700	108				268

		507

				Financial Guarantee Insurance (0.12%)
Engineering - Research & Development Services (0.47%)				Assured Guaranty Ltd (a)	41,800	479
EMCOR Group Inc (b)	62,700	1,889
				Food - Miscellaneous/Diversified (0.28%)
Enterprise Software & Services (1.14%)				Chiquita Brands International Inc (a)(b)	36,000	553
JDA Software Group Inc (a)(b)	15,000	256		Corn Products International Inc	2,029	94
Mantech International Corp (b)	10,500	586		Ralcorp Holdings Inc (a)(b)	8,900	480

MedAssets Inc (a)(b)	10,400	157				1,127

MicroStrategy Inc (a)(b)	7,000	423
Sybase Inc (a)(b)	71,300	2,397		Food - Retail (0.05%)
SYNNEX Corp (a)(b)	31,300	731		Ruddick Corp	6,300	195

		4,550		Food - Wholesale & Distribution (0.94%)

E-Services - Consulting (0.11%)				Fresh Del Monte Produce Inc (a)(b)	39,600	835
Perficient Inc (a)(b)	42,050	423		Nash Finch Co (a)	43,200	1,705

		Schedule of Investments
		SmallCap Value Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Food - Wholesale & Distribution (continued)				Internet Infrastructure Software (0.29%)
Spartan Stores Inc (a)	52,029	$1,238		TIBCO Software Inc (a)(b)	143,400	$1,177

		3,778

				Internet Security (0.14%)
Footwear & Related Apparel (0.72%)				SonicWALL Inc (a)(b)	94,700	553
Deckers Outdoor Corp (b)	10,900	1,232
Skechers U.S.A. Inc (a)(b)	29,800	563		Intimate Apparel (0.15%)
Steven Madden Ltd (a)(b)	25,650	577		Warnaco Group Inc/The (b)	14,800	621
Wolverine World Wide Inc	19,650	525

		2,897		Investment Companies (0.21%)

				MCG Capital Corp	41,000	196
Funeral Services & Related Items (0.22%)
Stewart Enterprises Inc (a)	99,800	889		Patriot Capital Funding Inc (a)	88,833	626

						822

Gas - Distribution (2.77%)				Investment Management & Advisory Services (0.46%)
Atmos Energy Corp	22,550	597		Calamos Asset Management Inc	23,600	483
Laclede Group Inc/The (a)	23,200	984		Cohen & Steers Inc (a)	26,600	665
New Jersey Resources Corp	75,950	2,589		Waddell & Reed Financial Inc	20,650	690

Nicor Inc (a)	27,400	1,091				1,838

Northwest Natural Gas Co	13,050	591
				Lasers - Systems & Components (0.25%)
South Jersey Industries Inc (a)	19,900	742
				Cymer Inc (a)(b)	19,950	529
Southwest Gas Corp	79,750	2,305
				Electro Scientific Industries Inc (a)(b)	3,500	55
WGL Holdings Inc	63,400	2,189

				Newport Corp (a)(b)	15,000	157
		11,088

				Rofin-Sinar Technologies Inc (a)(b)	8,100	274

Health Care Cost Containment (0.13%)						1,015

Healthspring Inc (b)	27,250	530
				Life & Health Insurance (0.56%)
Home Furnishings (0.27%)				American Equity Investment Life Holding (a)	42,350	370
Ethan Allen Interiors Inc (a)	19,900	499		Delphi Financial Group Inc	55,675	1,389
Furniture Brands International Inc (a)	50,700	602		Phoenix Cos Inc/The (a)	50,350	490

		1,101				2,249

Hotels & Motels (0.12%)				Machinery - Construction & Mining (0.05%)
Choice Hotels International Inc	19,150	476		Astec Industries Inc (a)(b)	6,700	214

Human Resources (0.61%)				Machinery - Electrical (0.47%)
AMN Healthcare Services Inc (a)(b)	16,900	319		Regal-Beloit Corp	45,150	1,885
Heidrick & Struggles International Inc	15,600	443
				Machinery - General Industry (1.80%)
Kforce Inc (a)(b)	24,200	239
				Applied Industrial Technologies Inc	118,725	3,172
MPS Group Inc (b)	73,600	848
				Intevac Inc (a)(b)	22,400	239
Spherion Corp (a)(b)	120,850	591

				Kadant Inc (a)(b)	400	9
		2,440

				Robbins & Myers Inc	23,900	1,213
Identification Systems - Development (0.21%)				Tennant Co (a)	12,100	318
Checkpoint Systems Inc (a)(b)	40,700	858		Wabtec Corp	40,600	2,253

						7,204

Internet Application Software (0.31%)
Interwoven Inc (a)(b)	61,300	863		Machinery - Material Handling (0.40%)
Vignette Corp (b)	31,900	359		Cascade Corp	11,700	514

		1,222		Columbus McKinnon Corp/NY (a)(b)	41,750	1,073

						1,587

Internet Infrastructure Equipment (0.35%)
Avocent Corp (b)	59,200	1,408		Medical - Biomedical/Gene (0.42%)
				Arena Pharmaceuticals Inc (a)(b)	5,300	36

		Schedule of Investments
		SmallCap Value Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)				Medical Sterilization Products (0.21%)
Bio-Rad Laboratories Inc (b)	12,700	$1,132		STERIS Corp	24,150	$825
Celera Corp (a)(b)	12,200	166
Exelixis Inc (a)(b)	19,800	139		Metal Processors & Fabrication (0.56%)
Protalix BioTherapeutics Inc (a)(b)	21,300	56		CIRCOR International Inc (a)	12,600	750
Seattle Genetics Inc/WA (a)(b)	12,600	143		Mueller Industries Inc	29,800	765

		1,672		Worthington Industries Inc (a)	40,300	715

						2,230

Medical - Drugs (0.68%)
Auxilium Pharmaceuticals Inc (a)(b)	6,900	256		Motion Pictures & Services (0.03%)
Barrier Therapeutics Inc (a)(b)	11,200	46		Macrovision Solutions Corp (a)(b)	7,400	112
Bionovo Inc (a)(b)	36,300	40
				MRI - Medical Diagnostic Imaging (0.04%)
Medivation Inc (a)(b)	4,900	98
				Alliance Imaging Inc (a)(b)	18,500	175
Rigel Pharmaceuticals Inc (a)(b)	3,900	99
Sciele Pharma Inc (a)(b)	48,350	902		Multilevel Direct Selling (0.20%)
ULURU Inc (b)	15,100	19		Nu Skin Enterprises Inc	50,100	810
Valeant Pharmaceuticals International (a)(b)	9,400	161
Viropharma Inc (a)(b)	88,200	1,086		Multimedia (0.10%)

		2,707		Martha Stewart Living Omnimedia (a)(b)	54,800	399

Medical - Generic Drugs (0.23%)				Music (0.10%)
Alpharma Inc (a)(b)	9,300	211		Steinway Musical Instruments (a)(b)	13,800	383
Par Pharmaceutical Cos Inc (a)(b)	6,600	114
Perrigo Co (a)	16,900	596		Networking Products (1.08%)

		921		3Com Corp (b)	569,100	1,070

Medical - HMO (0.80%)				Adaptec Inc (b)	25,700	94
AMERIGROUP Corp (b)	69,800	1,773		Anixter International Inc (a)(b)	17,700	1,204
Centene Corp (b)	31,100	694		Black Box Corp	13,100	389
Magellan Health Services Inc (b)	14,000	584		Foundry Networks Inc (a)(b)	21,500	375
Molina Healthcare Inc (a)(b)	5,700	170		Ixia (a)(b)	57,600	505

		3,221		Netgear Inc (b)	28,400	430

				Polycom Inc (a)(b)	11,400	269

Medical - Hospitals (0.11%)						4,336

Medcath Corp (a)(b)	23,800	444
				Office Automation & Equipment (0.62%)
Medical - Outpatient & Home Medical Care (0.63%)				IKON Office Solutions Inc	174,700	2,498
Apria Healthcare Group Inc (a)(b)	8,800	169
Gentiva Health Services Inc (a)(b)	71,300	1,821		Office Supplies & Forms (0.12%)
Res-Care Inc (a)(b)	29,200	536		Ennis Inc	30,600	473

		2,526

				Oil - Field Services (0.45%)
Medical Instruments (0.39%)				RPC Inc (a)	16,400	282
Conmed Corp (b)	50,650	1,539		Trico Marine Services Inc (a)(b)	36,700	937
Power Medical Interventions Inc (a)(b)	5,300	28		Union Drilling Inc (a)(b)	29,450	567

SurModics Inc (a)(b)	200	9				1,786

		1,576

				Oil & Gas Drilling (0.34%)
Medical Products (0.41%)				Grey Wolf Inc (a)(b)	72,800	622
Invacare Corp (a)	61,300	1,443		Parker Drilling Co (a)(b)	52,700	425
PSS World Medical Inc (a)(b)	11,300	189		Pioneer Drilling Co (a)(b)	18,700	297

		1,632				1,344

				Oil Company - Exploration & Production (2.38%)
				Bois d'Arc Energy Inc (a)(b)	15,400	337

		Schedule of Investments
		SmallCap Value Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Oil Company - Exploration & Production				Property & Casualty Insurance (continued)
(continued)				Infinity Property & Casualty Corp	5,300	$236
Callon Petroleum Co (a)(b)	46,550	$1,070		Meadowbrook Insurance Group Inc	23,200	149
Comstock Resources Inc (b)	18,000	1,098		Navigators Group Inc (b)	28,800	1,370
Energy Partners Ltd (a)(b)	15,496	184		PMA Capital Corp (b)	81,700	818
McMoRan Exploration Co (a)(b)	15,100	405		ProAssurance Corp (b)	24,400	1,194
Rosetta Resources Inc (a)(b)	9,600	227		RLI Corp (a)	3,700	202
Stone Energy Corp (b)	61,450	3,135		Safety Insurance Group Inc	51,700	2,196
Swift Energy Co (b)	56,600	2,877		SeaBright Insurance Holdings Inc (a)(b)	17,600	202
Vaalco Energy Inc (a)(b)	32,800	215		Selective Insurance Group	72,500	1,566

		9,548		Zenith National Insurance Corp	49,850	1,715

Oil Field Machinery & Equipment (0.29%)						14,884

Complete Production Services Inc (a)(b)	23,300	742		Publishing - Books (0.23%)
Gulf Island Fabrication Inc (a)	9,200	408		Scholastic Corp	36,450	940

		1,150

Oil Refining & Marketing (0.21%)				Publishing - Newspapers (0.05%)
Alon USA Energy Inc (a)	23,800	204		Lee Enterprises Inc (a)	62,100	188
Holly Corp	21,900	626

		830		Publishing - Periodicals (0.02%)

				Idearc Inc (a)	66,600	87
Paper & Related Products (0.93%)
Buckeye Technologies Inc (b)	124,050	1,209		Quarrying (0.29%)
Rock-Tenn Co	55,800	1,984		Compass Minerals International Inc (a)	15,400	1,164
Schweitzer-Mauduit International Inc (a)	29,700	553

		3,746		Racetracks (0.22%)

				International Speedway Corp	17,929	659
Physical Therapy & Rehabilitation Centers (0.21%)				Speedway Motorsports Inc (a)	11,950	231

Psychiatric Solutions Inc (a)(b)	19,900	697				890

RehabCare Group Inc (b)	8,900	147

		844		Radio (0.29%)

				Cox Radio Inc (a)(b)	90,450	895
Platinum (0.05%)				Entercom Communications Corp (a)	32,300	198
Stillwater Mining Co (a)(b)	21,800	207		Westwood One Inc (b)	41,000	53

Power Converter & Supply Equipment (0.23%)						1,146

Advanced Energy Industries Inc (a)(b)	66,000	912		Real Estate Management & Services (0.01%)
				HFF Inc (a)(b)	6,800	34
Printing - Commercial (0.18%)
Consolidated Graphics Inc (a)(b)	18,100	606		Recreational Vehicles (0.08%)
Valassis Communications Inc (a)(b)	11,000	97		Polaris Industries Inc	7,400	317

		703

				Reinsurance (1.95%)
Private Corrections (0.10%)				Argo Group International Holdings Ltd (b)	33,427	1,138
Geo Group Inc/The (a)(b)	17,100	411		Aspen Insurance Holdings Ltd	113,100	2,872
Property & Casualty Insurance (3.71%)				Max Capital Group Ltd	51,300	1,204
American Physicians Capital Inc	18,900	941		Platinum Underwriters Holdings Ltd	72,450	2,615

Amerisafe Inc (b)	109,350	1,987				7,829

Amtrust Financial Services Inc (a)	59,500	867		REITS - Apartments (0.10%)
Castlepoint Holdings Ltd (a)	8,000	74		Associated Estates Realty Corp (a)	6,600	93
FPIC Insurance Group Inc (a)(b)	17,100	854		Home Properties Inc (a)	5,900	325

Hallmark Financial Services (a)(b)	8,800	85				418

Harleysville Group Inc	12,000	428

		Schedule of Investments
		SmallCap Value Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
REITS - Diversified (1.46%)				REITS - Single Tenant (continued)
Entertainment Properties Trust	41,200	$2,210		Realty Income Corp	26,450	$666

Lexington Realty Trust (a)	252,600	3,637				3,361

		5,847		REITS - Storage (0.25%)

REITS - Healthcare (1.39%)				Extra Space Storage Inc	72,000	1,020
LTC Properties Inc	24,500	716
Medical Properties Trust Inc (a)	60,700	673		REITS - Warehouse & Industrial (0.54%)
Omega Healthcare Investors Inc	79,950	1,381		DCT Industrial Trust Inc	132,600	1,123
Senior Housing Properties Trust	133,350	2,807		First Industrial Realty Trust Inc (a)	21,050	522

		5,577		First Potomac Realty Trust	32,800	521

						2,166

REITS - Hotels (0.82%)
Ashford Hospitality Trust Inc	137,400	546		Rental - Auto & Equipment (1.35%)
DiamondRock Hospitality Co (a)	73,800	680		Aaron Rents Inc	39,750	1,092
Hersha Hospitality Trust	22,500	160		Electro Rent Corp	5,100	70
Strategic Hotels & Resorts Inc (a)	65,100	514		Rent-A-Center Inc/TX (a)(b)	186,900	3,962
Sunstone Hotel Investors Inc	106,900	1,383		United Rentals Inc (b)	17,100	277

		3,283				5,401

REITS - Manufactured Homes (0.31%)				Retail - Apparel & Shoe (2.04%)
Equity Lifestyle Properties Inc (a)	17,100	821		Aeropostale Inc (a)(b)	17,200	555
Sun Communities Inc (a)	25,200	428		AnnTaylor Stores Corp (b)	22,800	514

		1,249		Brown Shoe Co Inc (a)	52,175	842

				Cato Corp/The (a)	45,300	810
REITS - Mortgage (0.99%)				Charlotte Russe Holding Inc (b)	15,900	206
Anthracite Capital Inc (a)	117,300	741		Collective Brands Inc (a)(b)	32,200	415
Anworth Mortgage Asset Corp	69,400	413		Dress Barn Inc (a)(b)	14,500	234
Arbor Realty Trust Inc	25,600	281		Finish Line (a)	32,800	356
Capital Trust Inc/NY (a)	10,500	162		Genesco Inc (a)(b)	28,200	829
MFA Mortgage Investments Inc	224,026	1,445		Gymboree Corp (b)	43,400	1,623
NorthStar Realty Finance Corp (a)	89,200	747		Phillips-Van Heusen Corp	14,900	527
Resource Capital Corp (a)	23,700	159		Shoe Carnival Inc (a)(b)	6,700	102

		3,948		Stage Stores Inc	75,475	1,119

REITS - Office Property (0.98%)				Tween Brands Inc (a)(b)	3,100	43

BioMed Realty Trust Inc	82,850	2,138				8,175

Corporate Office Properties Trust	14,000	544
				Retail - Appliances (0.09%)
Maguire Properties Inc (a)	13,000	140		Conn's Inc (a)(b)	22,900	360
Parkway Properties Inc/Md (a)	30,900	1,091

		3,913		Retail - Auto Parts (0.06%)

REITS - Regional Malls (0.53%)				O'Reilly Automotive Inc (b)	8,998	230
Glimcher Realty Trust (a)	38,300	357
Pennsylvania Real Estate Investment Trust (a)	95,900	1,766		Retail - Automobile (0.12%)

		2,123		Asbury Automotive Group Inc	48,900	485

REITS - Shopping Centers (0.56%)				Retail - Bookstore (0.08%)
Cedar Shopping Centers Inc	56,650	723		Barnes & Noble Inc (a)	13,400	317
Inland Real Estate Corp	38,700	578
Saul Centers Inc	19,700	955		Retail - Computer Equipment (0.19%)

		2,256		Insight Enterprises Inc (a)(b)	13,200	168

				PC Connection Inc (a)(b)	17,700	127
REITS - Single Tenant (0.84%)				PC Mall Inc (a)(b)	8,200	73
National Retail Properties Inc	127,450	2,695

		Schedule of Investments
		SmallCap Value Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Retail - Computer Equipment (continued)				Semiconductor Component - Integrated
Systemax Inc (a)	24,100	$396		Circuits (continued)

		764		Emulex Corp (b)	127,000	$1,431

				Micrel Inc (a)	42,050	400
Retail - Convenience Store (0.37%)				Pericom Semiconductor Corp (a)(b)	7,400	106
Casey's General Stores Inc	3,000	74		Sigma Designs Inc (a)(b)	27,100	475
Pantry Inc/The (a)(b)	88,800	1,420		Standard Microsystems Corp (a)(b)	13,900	369

		1,494		TriQuint Semiconductor Inc (a)(b)	93,500	526

Retail - Hair Salons (0.09%)						3,488

Regis Corp (a)	13,000	364		Semiconductor Equipment (0.90%)
				Asyst Technologies Inc (b)	8,600	37
Retail - Jewelry (0.17%)
Movado Group Inc	32,150	691		Brooks Automation Inc (b)	74,600	583
				Cabot Microelectronics Corp (a)(b)	15,750	615
Retail - Office Supplies (0.01%)				Cohu Inc (a)	3,200	51
School Specialty Inc (a)(b)	1,500	50		Entegris Inc (a)(b)	135,937	860
				Kulicke & Soffa Industries Inc (a)(b)	23,200	148
Retail - Pawn Shops (0.90%)				MKS Instruments Inc (a)(b)	61,350	1,264
Cash America International Inc	71,450	3,012		Photronics Inc (a)(b)	9,500	40

Ezcorp Inc (b)	32,200	579				3,598

		3,591		Steel - Producers (0.56%)

Retail - Restaurants (0.76%)				Carpenter Technology Corp	13,150	509
CEC Entertainment Inc (a)(b)	13,150	458		Olympic Steel Inc (a)	20,550	1,045
Domino's Pizza Inc (a)(b)	29,400	381		Schnitzer Steel Industries Inc	7,800	704

Jack in the Box Inc (b)	71,850	1,551				2,258

Papa John's International Inc (a)(b)	22,950	649		Steel - Specialty (0.21%)

		3,039		Sutor Technology Group Ltd (a)(b)	62,400	444

Rubber & Plastic Products (0.15%)				Universal Stainless & Alloy (b)	10,050	384

Myers Industries Inc (a)	55,100	617				828

Savings & Loans - Thrifts (1.74%)				Telecommunication Equipment (0.84%)
Berkshire Hills Bancorp Inc	800	21		ADC Telecommunications Inc (b)	29,100	275
Brookline Bancorp Inc	42,100	410		Arris Group Inc (b)	155,242	1,486
Dime Community Bancshares	62,850	1,052		Plantronics Inc	45,000	1,096
Downey Financial Corp (a)	13,100	28		Tekelec (b)	27,400	427
First Financial Holdings Inc (a)	11,700	234		Utstarcom Inc (a)(b)	20,800	98

First Niagara Financial Group Inc	156,030	2,183				3,382

First Place Financial Corp/OH	10,700	116		Telecommunication Equipment - Fiber Optics (0.15%)
FirstFed Financial Corp (a)(b)	7,600	61		Finisar Corp (a)(b)	31,600	42
Flushing Financial Corp	12,900	227		Harmonic Inc (a)(b)	27,800	217
MASSBANK Corp	3,100	123		MRV Communications Inc (b)	18,200	24
Provident Financial Services Inc	87,100	1,271		Oplink Communications Inc (a)(b)	29,550	321

Provident New York Bancorp (a)	28,050	344				604

United Community Financial Corp/OH	65,100	355		Telecommunication Services (0.61%)
WSFS Financial Corp (a)	10,000	545		Consolidated Communications Holdings Inc	8,700	122

		6,970		(a)

Seismic Data Collection (0.13%)				Iowa Telecommunications Services Inc (a)	24,400	452
Dawson Geophysical Co (b)	7,800	512		MasTec Inc (a)(b)	26,900	386
				Premiere Global Services Inc (a)(b)	67,000	1,012
Semiconductor Component - Integrated Circuits (0.87%)				RCN Corp (a)(b)	34,250	417
Cirrus Logic Inc (a)(b)	31,800	181

		Schedule of Investments
		SmallCap Value Fund I
		July 31, 2008 (unaudited)

	Shares	Value			Shares		Value
	Held	(000	's)		Held		(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Telecommunication Services (continued)				Web Portals (continued)
USA Mobility Inc (a)(b)	6,000	$49		United Online Inc	110,900		$1,204

		2,438					1,749

Telephone - Integrated (0.60%)				Wire & Cable Products (0.39%)
Atlantic Tele-Network Inc	6,200	190		Belden Inc (a)	11,200		414
Cincinnati Bell Inc (b)	564,400	2,201		Encore Wire Corp	41,550		757

		2,391		Insteel Industries Inc (a)	22,800		403

Television (0.21%)							1,574

LIN TV Corp (a)(b)	16,700	99		Wireless Equipment (0.16%)
Sinclair Broadcast Group Inc	98,300	750		EMS Technologies Inc (a)(b)	20,750		430

		849		Powerwave Technologies Inc (a)(b)	32,600		134

Textile - Apparel (0.24%)				RF Micro Devices Inc (a)(b)	27,000		88

Perry Ellis International Inc (a)(b)	43,850	954					652

				TOTAL COMMON STOCKS		$388,028

Therapeutics (0.23%)
Cypress Bioscience Inc (a)(b)	8,200	71			Principal
Onyx Pharmaceuticals Inc (a)(b)	7,700	312			Amount		Value
					(000	's)	(000	's)

United Therapeutics Corp (a)(b)	4,900	556

				U.S. GOVERNMENT & GOVERNMENT AGENCY
		939		OBLIGATIONS (0.20%)

Tobacco (0.44%)				U.S. Treasury (0.20%)
Alliance One International Inc (a)(b)	204,100	913		4.63%, 11/30/2008 (c)	$800		808

Universal Corp/Richmond VA (a)	16,800	867		TOTAL U.S. GOVERNMENT & GOVERNMENT

		1,780		AGENCY OBLIGATIONS		$808

				REPURCHASE AGREEMENTS (34.34%)
Toys (0.85%)
				Money Center Banks (34.34%)
Jakks Pacific Inc (a)(b)	105,200	2,312
				Deutsche Bank Repurchase Agreement;
Marvel Entertainment Inc (a)(b)	31,100	1,079		2.18% dated 07/31/08 maturing 08/01/08

		3,391		(collateralized by U.S. Government

				Agency Issues; $139,494,000; 0.00% -
Transport - Air Freight (0.23%)				6.625%; dated 08/01/08 - 07/15/16) (d)	$138,400		$137,567

Atlas Air Worldwide Holdings Inc (a)(b)	18,900	910		TOTAL REPURCHASE AGREEMENTS		$137,567

Transport - Marine (1.36%)				Total Investments		$526,403
Eagle Bulk Shipping Inc (a)	21,200	616		Liabilities in Excess of Other Assets, Net - (31.39)%			(125,754)

Genco Shipping & Trading Ltd (a)	22,800	1,554		TOTAL NET ASSETS - 100.00%		$400,649

Gulfmark Offshore Inc (a)(b)	42,000	2,108
Knightsbridge Tankers Ltd (a)	17,700	568
TBS International Ltd (a)(b)	17,000	621		(a)	Security or a portion of the security was on loan at the end of the period.

		5,467		(b)	Non-Income Producing Security

				(c)	Security or a portion of the security was pledged to cover margin
Transport - Services (0.44%)					requirements for futures contracts. At the end of the period, the value of
Pacer International Inc	74,500	1,769			these securities totaled $808 or 0.20% of net assets.
				(d)	Security was purchased with the cash proceeds from securities loans.
Transport - Truck (0.34%)
Arkansas Best Corp (a)	36,950	1,372

Water (0.07%)
American States Water Co (a)	7,700	278

Web Portals (0.44%)
Earthlink Inc (a)(b)	60,500	545

Schedule of Investments SmallCap Value Fund I July 31, 2008 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation		$39,853
Unrealized Depreciation				(73,242)

Net Unrealized Appreciation (Depreciation)				(33,389)
Cost for federal income tax purposes				559,792
All dollar amounts are shown in thousands (000's)

	Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
Russell 2000; September
2008	26	$9,047	$9,302	$255

All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Sector				Percent

Financial				63.62%
Industrial				16.26%
Consumer, Non-cyclical				12.64%
Consumer, Cyclical				10.17%
Communications				7.05%
Technology				6.85%
Utilities				5.81%
Basic Materials				4.94%
Energy				3.79%
Government				0.20%
Diversified				0.06%
Liabilities in Excess of Other Assets, Net				(31.39%)

TOTAL NET ASSETS				100.00%

Other Assets Summary (unaudited)

Asset Type				Percent

Futures				2.32%

		Schedule of Investments
		SmallCap Value Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (99.31%)				COMMON STOCKS (continued)
Advanced Materials & Products (0.00%)				Applications Software (0.02%)
Core Molding Technologies Inc (a)	948	$6		Authentidate Holding Corp (a)	8,200	$5
				EPIQ Systems Inc (a)	4,404	52

Advertising Services (0.09%)						57

inVentiv Health Inc (a)	8,675	210
				Athletic Equipment (0.06%)
Aerospace & Defense (0.77%)				Cybex International Inc (a)	5,300	19
Esterline Technologies Corp (a)	31,600	1,542		Nautilus Inc (b)	25,500	124

Herley Industries Inc (a)	17,454	277				143

Kratos Defense & Security Solutions Inc (a)	38,671	70		Auction House & Art Dealer (0.01%)

		1,889		Escala Group Inc (a)	8,050	18

Aerospace & Defense Equipment (0.63%)
Alliant Techsystems Inc (a)	2,275	225		Audio & Video Products (0.06%)
Allied Defense Group Inc/The (a)(b)	3,900	22		Audiovox Corp (a)(b)	10,715	98
Argon ST Inc (a)(b)	2,900	72		Cobra Electronics Corp	8,300	21
CPI Aerostructures Inc (a)	3,900	27		Emerson Radio Corp (a)	21,000	21

Ducommun Inc	10,880	298				140

Kaman Corp	2,201	55		Auto - Truck Trailers (0.06%)
Moog Inc (a)	7,450	331		Wabash National Corp	16,300	152
SIFCO Industries Inc (a)	858	8
Triumph Group Inc	9,498	503		Auto/Truck Parts & Equipment - Original (1.43%)

		1,541		Accuride Corp (a)(b)	19,731	54

				American Axle & Manufacturing Holdings (b)	51,300	301
Agricultural Operations (0.02%)				ArvinMeritor Inc (b)	79,700	1,101
Griffin Land & Nurseries Inc	1,602	54		Hayes Lemmerz International Inc (a)	67,351	157
				Lear Corp (a)	26,300	379
Airlines (1.19%)
Alaska Air Group Inc (a)(b)	49,400	883		Miller Industries Inc/TN (a)	6,945	60
ExpressJet Holdings Inc (a)(b)	67,762	21		Modine Manufacturing Co (b)	36,900	643
Frontier Airlines Holdings Inc (a)(b)	51,574	14		Noble International Ltd/United States	7,812	26
JetBlue Airways Corp (a)(b)	32,000	169		Superior Industries International Inc (b)	33,263	562
MAIR Holdings Inc (a)	16,800	67		Supreme Industries Inc	4,800	20
Mesa Air Group Inc (a)(b)	42,610	20		TRW Automotive Holdings Corp (a)	11,800	219

Pinnacle Airlines Corp (a)	3,200	19				3,522

Republic Airways Holdings Inc (a)	36,800	354		Auto/Truck Parts & Equipment - Replacement (0.19%)
Skywest Inc	90,238	1,373		Commercial Vehicle Group Inc (a)	17,800	172
US Airways Group Inc (a)(b)	3,600	18		Dorman Products Inc (a)	11,900	137

		2,938		Proliance International Inc (a)	15,060	16

				Standard Motor Products Inc (b)	16,200	152

Apparel Manufacturers (0.50%)
Ashworth Inc (a)	9,600	27				477

Delta Apparel Inc	5,800	25		B2B - E-Commerce (0.10%)
G-III Apparel Group Ltd (a)(b)	2,900	46		Arbinet-thexchange Inc	8,145	33
Hartmarx Corp (a)	26,800	43		ePlus Inc (a)	16,300	205

Jones Apparel Group Inc	35,900	601				238

Lakeland Industries Inc (a)	5,060	65		Batteries & Battery Systems (0.54%)
Oxford Industries Inc (b)	9,300	196		EnerSys (a)	32,699	1,056
Quiksilver Inc (a)	21,900	168		Greatbatch Inc (a)(b)	13,100	268

Superior Uniform Group Inc	3,700	33				1,324

Tandy Brands Accessories Inc (c)	6,000	34

		1,238		Brewery (0.02%)

				Craft Brewers Alliance Inc (a)	8,700	37

		Schedule of Investments
		SmallCap Value Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Brewery (continued)				Building & Construction Products -
Pyramid Breweries Inc (a)	5,050	$11		Miscellaneous (continued)

		48		Trex Co Inc (a)(b)	600	$10

						712

Broadcasting Services & Programming (0.13%)
Fisher Communications Inc (a)(b)	4,600	170		Building Products - Cement & Aggregate (0.06%)
Gray Television Inc	61,100	153		US Concrete Inc (a)(b)	35,200	142
Medialink Worldwide Inc (a)(b)	10,500	3		Building Products - Doors & Windows (0.01%)

		326		PGT Inc - Rights (a)(c)	1,975	1

Building - Heavy Construction (0.18%)				PGT Inc (a)	7,900	35

Chicago Bridge & Iron Co NV (b)	13,225	433				36

Building - Maintenance & Service (0.00%)				Building Products - Light Fixtures (0.00%)
Sunair Services Corp (a)	200	-		LSI Industries Inc	300	3

Building - Mobile Home & Manufactured Housing (0.24%)				Building Products - Wood (0.11%)
Cavalier Homes Inc (a)	12,065	28		Universal Forest Products Inc	9,800	265
Cavco Industries Inc (a)(b)	4,400	148		Cable TV (0.01%)
Coachmen Industries Inc	12,800	25		Outdoor Channel Holdings Inc (a)	3,100	21
Modtech Holdings Inc (a)	2,500	-
Monaco Coach Corp (b)	44,049	99		Capacitors (0.08%)
Palm Harbor Homes Inc (a)(b)	18,976	158		Kemet Corp (a)(b)	144,800	197
Skyline Corp	5,000	130

		588		Casino Hotels (0.04%)

				MTR Gaming Group Inc (a)	14,300	53
Building - Residential & Commercial (1.08%)
				Trump Entertainment Resorts Inc (a)(b)	24,100	37

Beazer Homes USA Inc	9,652	60
						90

Brookfield Homes Corp (b)	14,100	186
Comstock Homebuilding Cos Inc (a)	2,300	-		Chemicals - Diversified (0.43%)
Hovnanian Enterprises Inc (a)(b)	22,900	161		Aceto Corp	50,940	383
KB Home (b)	41,000	721		Georgia Gulf Corp (b)	22,643	66
M/I Homes Inc (b)	13,751	261		Westlake Chemical Corp (b)	35,319	618

MDC Holdings Inc	10,500	436				1,067

Meritage Homes Corp (a)(b)	11,400	206		Chemicals - Plastics (0.81%)
Orleans Homebuilders Inc	8,600	39		PolyOne Corp (a)	73,800	554
Ryland Group Inc (b)	20,940	431		Schulman A Inc	45,384	1,054
Standard Pacific Corp - Rights (a)	35,400	7		Spartech Corp	36,900	373

Standard Pacific Corp (b)	35,400	118				1,981

WCI Communities Inc (a)(b)	23,600	28

				Chemicals - Specialty (1.31%)
		2,654

				American Pacific Corp (a)	4,900	81
Building & Construction - Miscellaneous (0.12%)				Cabot Corp	6,400	172
Builders FirstSource Inc (a)(b)	17,700	78		Chemtura Corp	109,000	711
Devcon International Corp (a)	400	-		Ferro Corp	1,400	30
Insituform Technologies Inc (a)(b)	12,100	209		Minerals Technologies Inc	5,200	335

		287		OM Group Inc (a)	11,300	380

Building & Construction Products -				Penford Corp	4,670	67
Miscellaneous (0.29%)				Quaker Chemical Corp	375	11
Gibraltar Industries Inc	26,109	413		Sensient Technologies Corp	39,160	1,218
Interline Brands Inc (a)	300	5		Stepan Co	2,252	129
NCI Building Systems Inc (a)	7,200	270		Tronox Inc - Class A	44,600	62
Patrick Industries Inc (a)	2,100	14

		Schedule of Investments
		SmallCap Value Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Chemicals - Specialty (continued)				Commercial Banks (continued)
Tronox Inc - Class B	16,900	$24		Crescent Financial Corp (a)	4,056 $			24

		3,220		Cullen/Frost Bankers Inc	8,050			425

Circuit Boards (0.03%)				Dearborn Bancorp Inc (a)	4,410			20
DDi Corp (a)	7,982	48		Encore Bancshares Inc (a)	2,273			39
Merix Corp (a)	17,400	34		Farmers Capital Bank Corp	700			21

		82		Fidelity Southern Corp	600			2

				Financial Institutions Inc	2,600			48
Coatings & Paint (0.12%)				First Bancorp/Troy NC (b)	1,207			19
Valspar Corp	13,211	286		First Bank of Delaware (a)	1,240			2
Coffee (0.17%)				First Busey Corp (b)	15,335			218
Diedrich Coffee Inc (a)	2,200	4		First Commonwealth Financial Corp (b)	31,300			357
Farmer Bros Co	15,900	419		First Financial Bancorp (b)	3,800			43

		423		First Financial Corp/IN (b)	10,800			403

				First Mariner Bancorp Inc (a)	2,400			6
Collectibles (0.07%)				First Merchants Corp (b)	19,400			407
RC2 Corp (a)(b)	7,687	176		First Regional Bancorp/Los Angeles CA (a)	5,004			25
				First Security Group Inc/TN	1,200			9
Commercial Banks (8.23%)
				First State Bancorporation/NM (b)	8,800			45
1st Source Corp	28,137	657
Amcore Financial Inc (b)	8,896	55		FNB Corp/PA (b)	20,628			234
AmericanWest Bancorp	10,100	15		FNB United Corp	4,500			37
				Fulton Financial Corp (b)	57,300			604
Ameris Bancorp (b)	7,200	77
AmeriServ Financial Inc (a)	24,600	70		Gateway Financial Holdings Inc (b)	9,027			65
Bancorp Inc/DE (a)	2,700	16		German American Bancorp Inc	7,728			95
				Great Southern Bancorp Inc	400			4
Bancorpsouth Inc (b)	8,200	175
BancTrust Financial Group Inc (b)	8,600	64		Green Bankshares Inc (b)	4,700			65
Bank Mutual Corp (b)	22,100	259		Guaranty Bancorp (a)	46,396			246
				Hanmi Financial Corp	8,300			44
Bank of Florida Corp (a)(b)	7,000	46
Bank of Granite Corp	4,500	37		Harleysville National Corp (b)	16,600			239
Banner Corp	7,347	70		Heritage Commerce Corp (b)	5,500			57
				Home Bancshares Inc/Conway AR (b)	3,600			94
Beverly Hills Bancorp Inc	23,030	26
BNCCORP Inc (a)(b)	2,300	25		Horizon Financial Corp (b)	2,100			16
Cadence Financial Corp	6,356	64		IBERIABANK Corp	5,556			286
				Imperial Capital Bancorp Inc (b)	6,870			50
Capital Corp of the West (b)	3,300	16
Capitol Bancorp Ltd (b)	10,182	135		Independent Bank Corp/MI	10,100			51
Cardinal Financial Corp	20,600	175		Integra Bank Corp	11,000			85
				Intervest Bancshares Corp	1,900			15
Cascade Financial Corp	1,300	10
Cathay General Bancorp (b)	13,000	207		Irwin Financial Corp	36,925			152
Center Financial Corp	9,200	101		Lakeland Bancorp Inc	3,658			42
				LNB Bancorp Inc	2,200			24
Central Bancorp Inc/MA (c)	600	7
Central Pacific Financial Corp (b)	25,280	280		Macatawa Bank Corp (b)	8,316			78
Chemical Financial Corp (b)	21,779	579		MainSource Financial Group Inc (b)	15,379			274
				MB Financial Inc (b)	30,091			744
Citizens Republic Bancorp Inc (b)	30,618	103
City National Corp/CA	5,225	257		MBT Financial Corp (b)	6,800			33
Colonial BancGroup Inc/The (b)	400	3		Midwest Banc Holdings Inc (b)	11,770			66
				Nara Bancorp Inc	3,400			36
Columbia Banking System Inc	7,834	118
Community Bancorp/NV (a)(b)	8,400	40		National Penn Bancshares Inc (b)	35,109			471
Community Bank System Inc (b)	29,000	684		NewBridge Bancorp	6,405			55
				Nexity Financial Corp (a)	2,900			7
Community Trust Bancorp Inc	3,800	117
Corus Bankshares Inc (b)	24,200	95		Northeast Bancorp	900			9

		Schedule of Investments
		SmallCap Value Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Commercial Banks (continued)				Commercial Services (continued)
Pacific Capital Bancorp NA (b)	17,100	$223		Intersections Inc (a)	13,724	$120
Pacific Mercantile Bancorp	3,964	26		Live Nation Inc (a)(b)	13,500	170
PacWest Bancorp	23,600	439		Mac-Gray Corp (a)	15,100	166
Peoples Bancorp Inc/OH	8,300	151		PeopleSupport Inc (a)(b)	8,500	79
Pinnacle Bancshares Inc	200	2		Perceptron Inc (a)	13	-
Pinnacle Financial Partners Inc (a)(b)	9,700	245		PHH Corp (a)	30,800	477
Preferred Bank/Los Angeles CA	2,000	14		Source Interlink Cos Inc (a)(b)	65,230	111
Premier Financial Bancorp (c)	700	7		Startek Inc (a)	12,200	110
Prosperity Bancshares Inc	35,672	1,145		Team Inc (a)(b)	3,905	143

Provident Bankshares Corp (b)	16,800	153				2,285

Renasant Corp (b)	10,879	193		Commercial Services - Finance (0.04%)
Republic First Bancorp Inc (a)	247	2		Newtek Business Services Inc (a)	22,400	17
Sandy Spring Bancorp Inc (b)	5,200	86		Rewards Network Inc (a)	15,100	75
Seacoast Banking Corp of Florida (b)	9,900	84		Track Data Corp (a)(b)	5,000	9

Security Bank Corp/GA (b)	7,168	38				101

Simmons First National Corp (b)	22,919	682
South Financial Group Inc/The (b)	27,078	163		Communications Software (0.20%)
Southern Community Financial Corp/NC	14,600	73		CallWave Inc (a)	17,500	41
Southern Connecticut Bancorp Inc (a)	1,000	7		Captaris Inc (a)	9,600	32
Southwest Bancorp Inc/Stillwater OK	6,966	97		Digi International Inc (a)	18,297	185
StellarOne Corp (b)	8,208	139		Seachange International Inc (a)(b)	30,700	228

Sterling Financial Corp/WA (b)	15,900	119				486

Sun American Bancorp (a)	200	-		Computer Data Security (0.01%)
Sun Bancorp Inc/NJ (a)(b)	32,445	354		SCM Microsystems Inc (a)	11,000	34
Superior Bancorp (a)(b)	4,775	34
Susquehanna Bancshares Inc	44,662	640		Computer Services (0.84%)
Taylor Capital Group Inc	10,078	70		Analysts International Corp (a)	38,200	61
TIB Financial Corp	1,485	9		Ciber Inc (a)	57,000	403
Trico Bancshares (b)	1,700	26		Computer Task Group Inc (a)	17,663	118
Trustmark Corp (b)	29,800	538		Dynamics Research Corp (a)	4,676	46
UMB Financial Corp	4,306	237		iGate Corp (a)(b)	24	-
Umpqua Holdings Corp (b)	31,274	425		Perot Systems Corp (a)	53,900	901
Union Bankshares Corp/VA (b)	6,200	135		Pomeroy IT Solutions Inc (a)	10,500	36
United Bankshares Inc (b)	11,950	301		SI International Inc (a)	6,948	127
United Community Banks Inc/GA (b)	21,400	228		SRA International Inc (a)	11,525	253
Univest Corp of Pennsylvania (b)	1,300	34		Technology Solutions Co (a)	1,480	7
Vineyard National Bancorp (b)	4,200	12		TechTeam Global Inc (a)	4,600	46
Webster Financial Corp	27,500	546		Tier Technologies Inc (a)	7,000	57
WesBanco Inc (b)	22,040	502		Tripos Inc (c)(d)	100	-

Whitney Holding Corp (b)	33,300	685				2,055

Wilshire Bancorp Inc	5,184	64		Computer Software (0.18%)
Wintrust Financial Corp	12,900	266		Accelrys Inc (a)	86	1
Yadkin Valley Financial Corp (b)	5,100	78		Avid Technology Inc (a)(b)	19,600	433

		20,246				434

Commercial Services (0.93%)				Computers (0.07%)
Collectors Universe	5,900	44		Palm Inc (b)	11,700	77
Convergys Corp (a)	45,700	581		Rackable Systems Inc (a)(b)	7,910	100

Healthcare Services Group	13,083	217				177

ICT Group Inc (a)	8,300	67

		Schedule of Investments
		SmallCap Value Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Computers - Integrated Systems (0.36%)				Consumer Products - Miscellaneous (continued)
Agilysys Inc (b)	21,665	$260		Russ Berrie & Co Inc (a)	28,700	$279
Catapult Communications Corp (a)	11,500	85		Scotts Miracle-Gro Co/The	11,500	224
Delphax Technologies Inc (a)	5,800	1		Spectrum Brands Inc (a)(b)	400	1

Mercury Computer Systems Inc (a)	9,773	75				3,492

Micros Systems Inc (a)	9,525	302		Containers - Metal & Glass (0.18%)
PAR Technology Corp (a)	7,100	58		Bway Holding Co (a)	1,730	18
Radisys Corp (a)(b)	9,873	114		Silgan Holdings Inc	7,900	417

		895				435

Computers - Memory Devices (0.79%)				Containers - Paper & Plastic (0.44%)
Ciprico Inc (a)	6,599	1		Chesapeake Corp (a)	24,901	45
Dataram Corp	3,500	8		Graphic Packaging Holding Co (a)	251,161	565
Dot Hill Systems Corp (a)	56,700	150		Mod-Pac Corp (a)	1,395	5
Entorian Technologies Inc (a)	1,800	1		Pactiv Corp (a)	19,400	468

Hutchinson Technology Inc (a)(b)	21,300	316				1,083

Imation Corp	43,982	838
Overland Storage Inc (a)	12,600	14		Cosmetics & Toiletries (0.03%)
Quantum Corp (a)	204,004	335		Parlux Fragrances Inc (a)	13,600	81
Silicon Storage Technology Inc (a)	90,400	288		Data Processing & Management (0.07%)

		1,951		Pegasystems Inc	3,851	57

Computers - Peripheral Equipment (0.13%)				Schawk Inc	9,800	127

Astro-Med Inc	11,200	96				184

Electronics for Imaging Inc (a)	6,400	90		Diagnostic Equipment (0.00%)
Franklin Electronic Publishers Inc (a)	6,000	12		Home Diagnostics Inc (a)	200	2
InFocus Corp (a)	34,185	51
Key Tronic Corp (a)	7,695	27		Direct Marketing (0.02%)
Planar Systems Inc (a)	21,819	47		Valuevision Media Inc (a)	19,900	61
Qualstar Corp	800	2

		325		Distribution & Wholesale (0.62%)

				Bell Microproducts Inc (a)	47,972	110
Computers - Voice Recognition (0.00%)
				BlueLinx Holdings Inc (b)	16,284	77
ThinkEngine Networks Inc (a)	1,100	-
				Core-Mark Holding Co Inc (a)(b)	5,130	140
Consulting Services (0.38%)				DEI Holdings Inc (a)	9,700	17
BearingPoint Inc (a)(b)	133,200	117		Handleman Co (a)(b)	31,700	43
Franklin Covey Co (a)	13,372	120		Huttig Building Products Inc (a)	17,000	32
Hackett Group Inc/The (a)	100	1		Industrial Distribution Group Inc (a)	10,000	120
LECG Corp (a)(b)	2,900	24		Jaco Electronics Inc (a)	1,000	1
Management Network Group Inc (a)	28,120	33		Navarre Corp (a)	18,400	31
PDI Inc (a)	22,664	205		Owens & Minor Inc (b)	1,525	70
Watson Wyatt Worldwide Inc	7,575	439		Tech Data Corp (a)	25,400	886

		939				1,527

Consumer Products - Miscellaneous (1.42%)				Diversified Manufacturing Operations (1.29%)
American Greetings Corp (b)	63,811	946		Actuant Corp	13,000	396
Central Garden and Pet Co - A Shares (a)(b)	34,000	142		American Biltrite Inc (a)	1,000	4
Central Garden and Pet Co (a)(b)	17,000	78		AO Smith Corp	9,225	366
CSS Industries Inc	13,424	379		Bell Industries Inc (a)	2,900	-
Helen of Troy Ltd (a)(b)	15,081	310		EnPro Industries Inc (a)	6,923	249
Jarden Corp (a)(b)	35,489	853		Federal Signal Corp (b)	13,200	190
Prestige Brands Holdings Inc (a)(b)	28,200	280		GP Strategies Corp (a)	359	4

		Schedule of Investments
		SmallCap Value Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Diversified Manufacturing Operations				Electronic Components - Miscellaneous
(continued)				(continued)
Griffon Corp (a)(b)	23,100	$232		Vishay Intertechnology Inc (a)	61,900	$555

Lydall Inc (a)	5,600	87				2,579

Park-Ohio Holdings Corp (a)(b)	9,439	165		Electronic Components - Semiconductors (2.40%)
Standex International Corp	10,100	221		Actel Corp (a)	13,980	192
Teleflex Inc	7,375	452		Applied Micro Circuits Corp (a)	195,618	1,518
Tredegar Corp	49,365	809		AXT Inc (a)	19,600	77

		3,175		Bookham Inc (a)(b)	73,000	137

Diversified Operations (0.13%)				California Micro Devices Corp (a)	28,400	90
Compass Diversified Holdings	7,900	92		Ceva Inc (a)	15,132	123
Resource America Inc (b)	6,523	76		DSP Group Inc (a)(b)	14,000	99
Zapata Corp (a)	22,800	159		Fairchild Semiconductor International I (a)	13,600	165

		327		Ibis Technology Corp (a)	6,900	1

Diversified Operations & Commercial Services (0.13%)				Ikanos Communications Inc (a)	11,350	25
Avalon Holdings Corp (a)	4,373	17		Integrated Silicon Solution Inc (a)	41,282	188
Viad Corp	5,200	159		International Rectifier Corp (a)	11,600	196
Volt Information Sciences Inc (a)(b)	10,599	147		IXYS Corp (a)(b)	18,400	225

		323		Kopin Corp (a)	61,100	197

				Lattice Semiconductor Corp (a)(b)	225,560	546
Drug Detection Systems (0.05%)				Leadis Technology Inc (a)	5,942	7
Caliper Life Sciences Inc (a)	32,640	130		Microsemi Corp (a)(b)	17,950	466
E-Commerce - Products (0.13%)				MIPS Technologies Inc (a)	6,300	24
FTD Group Inc	22,100	316		Omnivision Technologies Inc (a)(b)	2,300	25
				Richardson Electronics Ltd/United State	23,735	147
E-Commerce - Services (0.00%)				Skyworks Solutions Inc (a)(b)	105,565	999
Napster Inc (a)	1,000	1		Virage Logic Corp (a)	10,000	61
				White Electronic Designs Corp (a)	36,721	172
Educational Software (0.03%)				Zilog Inc (a)	9,057	36
PLATO Learning Inc (a)	39,960	77		Zoran Corp (a)	21,992	182

						5,898

Electric - Integrated (0.21%)
Maine & Maritimes Corp (a)	2,096	93		Electronic Connectors (0.01%)
Unitil Corp	2,100	58		Innovex Inc/MN (a)	30,198	17
Westar Energy Inc	16,300	360

				Electronic Measurement Instruments (0.11%)
		511		Aehr Test Systems (a)	82	-

Electronic Components - Miscellaneous (1.05%)				Cyberoptics Corp (a)	7,100	66
Bel Fuse Inc (b)	3,900	111		Keithley Instruments Inc	3,300	31
Benchmark Electronics Inc (a)(b)	47,566	696		LeCroy Corp (a)(b)	10,857	98
Blonder Tongue Laboratories (a)	1,700	2		Zygo Corp (a)(b)	7,200	78

CTS Corp	44,855	577				273

IntriCon Corp (a)	500	3
				Electronic Parts Distribution (0.03%)
Methode Electronics Inc	17,269	193
				NU Horizons Electronics Corp (a)	15,500	74
OSI Systems Inc (a)	1,233	26
RF Monolithics Inc (a)	4,982	5		Electronic Security Devices (0.00%)
Sanmina-SCI Corp (a)	133,158	236		Vicon Industries Inc (a)	2,200	10
Sparton Corp (a)	4,236	18
Stoneridge Inc (a)(b)	300	4		Electronics - Military (0.01%)
Sypris Solutions Inc	41,921	153		Arotech Corp (a)(b)	10,093	18

		Schedule of Investments
		SmallCap Value Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Electronics - Military (continued)				Finance - Auto Loans (continued)
Merrimac Industries Inc (a)	800	$4		United PanAm Financial Corp (a)	7,800	$11

		22				585

E-Marketing & Information (0.02%)				Finance - Consumer Loans (0.17%)
Looksmart (a)	16,020	50		Encore Capital Group Inc (a)(b)	11,900	146
				Firstcity Financial Corp (a)	8,834	31
Energy - Alternate Sources (0.25%)				Nelnet Inc (b)	14,000	151
Headwaters Inc (a)(b)	18,100	237		Ocwen Financial Corp (a)(b)	13,800	83

MGP Ingredients Inc	8,800	49				411

Plug Power Inc (a)(b)	47,090	113
Quantum Fuel Systems Technologies World	36,055	64		Finance - Credit Card (0.12%)
(a)(b)				Advanta Corp - Class A	6,195	42
Renegy Holdings Inc (a)	472	1		Advanta Corp - Class B (b)	16,532	131
VeraSun Energy Corp (a)(b)	24,100	148		CompuCredit Corp (a)(b)	20,100	133

		612				306

Engineering - Research & Development Services (0.21%)				Finance - Investment Banker & Broker (1.90%)
National Technical Systems Inc (a)	5,700	28		Cowen Group Inc (a)	13,141	108
Servidyne Inc (c)	525	3		E*Trade Financial Corp (a)(b)	175,000	528
URS Corp (a)	11,400	478		Knight Capital Group Inc (a)	121,523	1,992

		509		LaBranche & Co Inc (a)(b)	28,800	199

				Penson Worldwide Inc (a)	2,000	37
Engines - Internal Combustion (0.23%)
				Piper Jaffray Cos (a)(b)	25,625	910
Briggs & Stratton Corp (b)	41,500	562
				Raymond James Financial Inc (b)	22,663	655
Enterprise Software & Services (0.70%)				Sanders Morris Harris Group Inc	12,886	100
etrials Worldwide Inc (a)	600	1		SWS Group Inc	5,000	94
Pervasive Software Inc (a)	39,500	167		Thomas Weisel Partners Group Inc (a)(b)	7,933	45

Sybase Inc (a)	17,550	590				4,668

SYNNEX Corp (a)(b)	28,200	658		Finance - Leasing Company (0.10%)
Tyler Technologies Inc (a)(b)	18,700	299		California First National Bancorp	1,100	13

		1,715		Financial Federal Corp	7,391	170

Entertainment Software (0.02%)				Marlin Business Services Corp (a)(b)	6,400	40
Glu Mobile Inc (a)	10,900	43		MicroFinancial Inc	5,975	28

						251

Environmental Consulting & Engineering (0.03%)				Finance - Mortgage Loan/Banker (0.09%)
TRC Cos Inc (a)	16,000	68		Delta Financial Corp (b)	18,200	1
E-Services - Consulting (0.05%)				Federal Agricultural Mortgage Corp (b)	7,200	206
Keynote Systems Inc (a)(b)	7,850	108		Franklin Credit Management Corp (a)	5,800	4

SumTotal Systems Inc (a)	1,500	7				211

		115		Finance - Other Services (0.06%)

Fiduciary Banks (0.11%)				Asset Acceptance Capital Corp (a)(b)	13,100	154
Boston Private Financial Holdings Inc (b)	33,800	265		Financial Guarantee Insurance (0.02%)
Filtration & Separation Products (0.00%)				PMI Group Inc/The	17,000	43
Flanders Corp (a)(b)	120	1		Triad Guaranty Inc (a)(b)	13,536	12

						55

Finance - Auto Loans (0.24%)				Food - Baking (0.00%)
AmeriCredit Corp (a)(b)	61,100	536		Tasty Baking Co	2,300	11
Consumer Portfolio Services (a)	17,265	38

		Schedule of Investments
		SmallCap Value Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Food - Canned (0.59%)				Health Care Cost Containment (0.24%)
Del Monte Foods Co	74,931	$636		Healthspring Inc (a)	27,150	$528
TreeHouse Foods Inc (a)	30,200	819		Hooper Holmes Inc (a)	48,100	47

		1,455		Prospect Medical Holdings Inc (a)	1,200	3

Food - Miscellaneous/Diversified (1.61%)						578

Chiquita Brands International Inc (a)(b)	59,634	916		Heart Monitors (0.08%)
Corn Products International Inc	8,975	418		Cardiac Science Corp (a)(b)	23,000	205
Golden Enterprises Inc	700	1
Hain Celestial Group Inc (a)(b)	51,868	1,356		Home Furnishings (0.84%)
John B. Sanfilippo & Son Inc (a)	19,776	169		American Woodmark Corp (b)	1,300	31
M&F Worldwide Corp (a)(b)	15,500	588		Bassett Furniture Industries Inc	6,700	80
Monterey Gourmet Foods Inc (a)	13,100	22		Chromcraft Revington Inc (a)	2,500	8
Ralcorp Holdings Inc (a)(b)	8,325	449		Flexsteel Industries	2,364	26
Smart Balance Inc (a)	6,400	47		Furniture Brands International Inc (b)	67,202	798

		3,966		Kimball International Inc	33,945	363

				La-Z-Boy Inc (b)	67,600	499
Food - Retail (0.37%)				Stanley Furniture Co Inc	3,800	32
Weis Markets Inc	12,353	469		Tempur-Pedic International Inc (b)	25,575	240

Winn-Dixie Stores Inc (a)(b)	28,100	447				2,077

		916

				Hotels & Motels (0.27%)
Food - Wholesale & Distribution (0.16%)				Interstate Hotels & Resorts Inc (a)	25,900	69
Nash Finch Co	9,800	387		Lodgian Inc (a)(b)	21,900	151
Footwear & Related Apparel (0.03%)				Marcus Corp	8,579	136
Heelys Inc (a)	200	1		Red Lion Hotels Corp (a)	35,400	299

Lacrosse Footwear Inc	1,100	18				655

Phoenix Footwear Group Inc (a)	19,740	26		Housewares (0.12%)
Rocky Brands Inc (a)(b)	4,100	21		Lenox Group Inc (a)(b)	18,800	3

		66		Libbey Inc	2,393	22

Funeral Services & Related Items (0.48%)				Lifetime Brands Inc	10,000	90
Carriage Services Inc (a)(b)	23,453	145		National Presto Industries Inc	2,526	180

Stewart Enterprises Inc (b)	115,826	1,032				295

		1,177		Human Resources (1.38%)

Gambling (Non-Hotel) (0.19%)				Barrett Business Services Inc (b)	4,700	77
Lakes Entertainment Inc (a)(b)	15,800	84		CDI Corp	200	4
Pinnacle Entertainment Inc (a)(b)	33,100	374		Cross Country Healthcare Inc (a)(b)	29,356	468

		458		Edgewater Technology Inc (a)	11,900	56

				Gevity HR Inc	10,700	80
Gas - Distribution (0.62%)				Kelly Services Inc	21,416	394
Atmos Energy Corp	13,575	360		Kforce Inc (a)	15,900	157
New Jersey Resources Corp	4,200	143		Medical Staffing Network Holdings Inc (a)	47,500	145
South Jersey Industries Inc	15,789	589		MPS Group Inc (a)	128,164	1,477
Vectren Corp	14,600	426		RCM Technologies Inc (a)	9,300	31

		1,518		Spherion Corp (a)	100,500	491

Gold Mining (0.01%)				Westaff Inc (a)	12,980	12

US Gold Corp (a)(b)	25,600	36				3,392

Golf (0.00%)				Identification Systems - Development (0.32%)
Aldila Inc	2,340	11		Intelli-Check - Mobilisa Inc (a)	1,000	2

		Schedule of Investments
		SmallCap Value Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Identification Systems - Development				Internet Content - Information & News
(continued)				(continued)
L-1 Identity Solutions Inc (a)(b)	59,200	$797		Jupitermedia Corp (a)(b)	10,800	$13

		799				588

Industrial Audio & Video Products (0.02%)				Internet Financial Services (0.00%)
Ballantyne of Omaha Inc (a)	10,600	46		Insweb Corp (a)	800	5
Rockford Corp/Arizona (a)(b)	3,600	3
Wells-Gardner Electronics Corp (a)	3,417	5		Internet Incubators (0.25%)

		54		CMGI Inc (a)(b)	22,500	275

				Internet Capital Group Inc (a)(b)	30,600	246
Industrial Automation & Robots (0.17%)				Safeguard Scientifics Inc (a)	70,800	96

Gerber Scientific Inc (a)	20,440	243				617

Nordson Corp (b)	2,550	180

		423		Internet Infrastructure Equipment (0.23%)

				Avocent Corp (a)	23,400	556
Industrial Gases (0.20%)
Airgas Inc	8,375	480		Internet Infrastructure Software (0.08%)
				Openwave Systems Inc (a)	53,300	76
Instruments - Controls (0.34%)				SupportSoft Inc (a)	32,400	110
Frequency Electronics Inc	13,200	73		TeleCommunication Systems Inc (a)	1,600	9

Photon Dynamics Inc (a)(b)	13,400	200				195

Spectrum Control Inc (a)	15,900	115
Technology Research Corp	4,647	10		Internet Security (0.24%)
Watts Water Technologies Inc (b)	14,800	437		ActivIdentity Corp (a)	37,414	97

		835		Ipass Inc (a)(b)	33,400	61

				Secure Computing Corp (a)(b)	55,600	218
Instruments - Scientific (0.02%)				SonicWALL Inc (a)(b)	37,994	222

Meade Instruments Corp (a)	34,417	22				598

OI Corp	1,700	19
Winland Electronics Inc (a)	1,800	3		Investment Companies (0.34%)

		44		Harris & Harris Group Inc (a)	2,100	14

				Hercules Technology Growth Capital Inc	17,962	179
Internet Application Software (0.56%)				MCG Capital Corp	78,105	373
Interwoven Inc (a)	17,227	243		Medallion Financial Corp	23,244	230
Lionbridge Technologies (a)	28,900	76		Patriot Capital Funding Inc (b)	6,489	46

RealNetworks Inc (a)	74,219	510				842

S1 Corp (a)	19,979	162
Vignette Corp (a)	35,200	396		Investment Management & Advisory Services (0.45%)

		1,387		Affiliated Managers Group Inc (a)(b)	8,000	691

				Waddell & Reed Financial Inc	12,500	418

Internet Connectivity Services (0.06%)						1,109

PC-Tel Inc	14,252	149
				Lasers - Systems & Components (0.81%)
Internet Content - Entertainment (0.05%)				Coherent Inc (a)	24,800	855
Alloy Inc (a)	11,650	84		Electro Scientific Industries Inc (a)	26,216	410
Hollywood Media Corp (a)	4,450	11		Newport Corp (a)(b)	36,235	380
New Motion Inc (a)	7,133	30		Rofin-Sinar Technologies Inc (a)	10,150	344

PlanetOut Inc (a)	3,700	8				1,989

		133		Leisure & Recreation Products (0.35%)

Internet Content - Information & News (0.24%)				Brunswick Corp/DE (b)	54,800	707
Autobytel Inc (a)	95,971	114		GameTech International Inc (a)	700	3
Harris Interactive Inc (a)	147,160	203		Johnson Outdoors Inc	6,500	102
Infospace Inc (b)	27,300	258

		Schedule of Investments
		SmallCap Value Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Leisure & Recreation Products (continued)				Medical - Biomedical/Gene (0.38%)
Multimedia Games Inc (a)(b)	11,641	$60		Celera Corp (a)	5,000	$68

		872		CuraGen Corp (a)	10,200	11

Life & Health Insurance (1.64%)				Genitope Corp (a)(b)	28,300	3
American Equity Investment Life Holding	73,700	644		Harvard Bioscience Inc (a)(b)	22,212	111
Conseco, Inc. (a)	3,700	31		Martek Biosciences Corp (a)(b)	13,800	519
Delphi Financial Group Inc	16,600	414		Maxygen Inc (a)	2,768	14
FBL Financial Group Inc	35,896	749		Neose Technologies Inc (a)	47,700	23
Independence Holding Co (b)	9,300	118		Orchid Cellmark Inc (a)	5,600	18
Penn Treaty American Corp (a)	20,525	92		RTI Biologics Inc (a)(b)	19,900	165

Phoenix Cos Inc/The (b)	142,625	1,388				932

Presidential Life Corp	36,884	592		Medical - Drugs (0.34%)

		4,028		Acusphere Inc (a)	900	-

Linen Supply & Related Items (0.51%)				Adolor Corp (a)	6,600	27
Angelica Corp (b)	6,950	153		APP Pharmaceuticals Inc (a)(b)	11,247	266
G&K Services Inc	17,900	609		Hi-Tech Pharmacal Co Inc (a)(b)	10,200	118
Unifirst Corp/MA	11,089	496		Infinity Pharmaceuticals Inc (a)	13,895	105

		1,258		Lannett Co Inc (a)	4,700	18

				Ore Pharmaceuticals Inc (a)	8,930	12
Machinery - Electrical (0.42%)				PharMerica Corp (a)	12,015	284

Baldor Electric Co (b)	10,900	371				830

Regal-Beloit Corp	15,975	667

		1,038		Medical - Generic Drugs (0.50%)

				Alpharma Inc (a)(b)	45,800	1,040
Machinery - Farm (0.14%)				Par Pharmaceutical Cos Inc (a)(b)	10,400	180

Alamo Group Inc	9,800	212				1,220

Gehl Co (a)	9,500	143

		355		Medical - Hospitals (0.41%)

				LifePoint Hospitals Inc (a)	28,700	822
Machinery - General Industry (0.74%)				Medcath Corp (a)(b)	10,365	193

Albany International Corp	3,700	106				1,015

Applied Industrial Technologies Inc	49,975	1,335
Intevac Inc (a)(b)	1,300	14		Medical - Nursing Homes (0.38%)
Kadant Inc (a)	17,419	373		Assisted Living Concepts Inc (a)(b)	5,500	31

		1,828		Kindred Healthcare Inc (a)	33,100	893

						924

Machinery - Material Handling (0.14%)
Key Technology Inc (a)	2,375	76		Medical - Outpatient & Home Medical Care (0.48%)
NACCO Industries Inc	2,678	271		Allied Healthcare International Inc (a)	68,110	130
Paragon Technologies Inc (a)	500	3		American Shared Hospital Services	1,200	3

		350		Apria Healthcare Group Inc (a)	11,100	213

				Gentiva Health Services Inc (a)	14,429	369
Machinery - Print Trade (0.00%)				LHC Group Inc (a)(b)	15,950	447
Baldwin Technology Co (a)	2,700	6		Res-Care Inc (a)	1,200	22

Machinery - Pumps (0.22%)						1,184

Tecumseh Products Co (a)	16,752	549		Medical Imaging Systems (0.05%)
				Digirad Corp (a)	7,096	12
Machinery Tools & Related Products (0.26%)				Merge Healthcare Inc (a)	16,698	18
Hardinge Inc	6,700	106		Vital Images Inc (a)(b)	6,300	96

Lincoln Electric Holdings Inc	6,700	538				126

LS Starrett Co	200	4

		648

		Schedule of Investments
		SmallCap Value Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Medical Information Systems (0.05%)				Miscellaneous Manufacturers (0.13%)
AMICAS Inc (a)	43,300	$113		NL Industries Inc (b)	32,000	$319
				Portec Rail Products Inc	297	4

Medical Instruments (0.38%)						323

Angiodynamics Inc (a)	12,778	203
Conmed Corp (a)	21,900	666		Motion Pictures & Services (0.01%)
Nanogen Inc (a)(b)	34,100	15		Image Entertainment Inc (a)	14,200	17
Orthologic Corp (a)	22,475	18		MRI - Medical Diagnostic Imaging (0.00%)
Urologix Inc (a)	10,700	21		RadNet Inc (a)(b)	1,700	11

		923

Medical Laser Systems (0.01%)				Multi-Line Insurance (0.94%)
Cutera Inc (a)	2,800	28		Atlantic American Corp (a)	7,500	11
Iridex Corp (a)	1,512	4		Citizens Inc/TX (a)(b)	1,585	12

		32		Eastern Insurance Holdings Inc	4,802	75

				HCC Insurance Holdings Inc	25,315	574
Medical Products (0.66%)				Horace Mann Educators Corp	57,703	800
ATS Medical Inc (a)	25,000	69		National Security Group Inc (c)	300	4
Cantel Medical Corp (a)	12,100	113		United Fire & Casualty Co	30,884	839

Cooper Cos Inc/The	18,300	617				2,315

Hanger Orthopedic Group Inc (a)	8,100	138
HealthTronics Inc (a)	36,200	115		Multimedia (0.27%)
Invacare Corp	13,610	320		4Kids Entertainment Inc (a)	11,300	97
Kewaunee Scientific Corp	700	8		Entravision Communications Corp (a)	77,154	244
Langer Inc (a)	4,300	6		Journal Communications Inc (b)	14,961	71
Misonix Inc (a)	12,780	45		Media General Inc (b)	19,300	245
North American Scientific Inc (a)	215	-		Triple Crown Media Inc (a)	7,695	2

Osteotech Inc (a)	27,133	156				659

Sonic Innovations Inc (a)	10,000	26		Music (0.04%)
SRI/Surgical Express Inc (a)(c)	4,400	12		Entertainment Distribution Co Inc (a)	31,300	13
Synovis Life Technologies Inc (a)	227	5		Steinway Musical Instruments (a)	3,100	86

		1,630				99

Metal - Aluminum (0.06%)				Networking Products (1.08%)
Kaiser Aluminum Corp	2,700	142		3Com Corp (a)	626,700	1,178
				Adaptec Inc (a)	104,900	383
Metal Processors & Fabrication (0.35%)				Black Box Corp	22,677	674
CIRCOR International Inc	6,976	416		Hypercom Corp (a)	57,700	280
Intermet Corp (a)(c)(d)	100	-		Performance Technologies Inc (a)	16,050	74
Kaydon Corp (b)	5,375	255		Soapstone Networks Inc (a)	6,800	29
NN Inc	13,900	185		Zhone Technologies Inc (a)	90,700	30

Sims Group Ltd ADR	110	3				2,648

		859

				Non-Ferrous Metals (0.16%)
Metal Products - Distribution (0.00%)				USEC Inc (a)(b)	75,800	396
AM Castle & Co	100	2
Empire Resources Inc	500	2		Non-Hazardous Waste Disposal (0.20%)

		4		Waste Connections Inc (a)	13,087	476

Metal Products - Fasteners (0.01%)				WCA Waste Corp (a)	5,300	27

Chicago Rivet & Machine Co	300	6				503

Eastern Co/The	600	9		Office Automation & Equipment (0.59%)

		15		IKON Office Solutions Inc	102,140	1,461

		Schedule of Investments
		SmallCap Value Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Office Automation & Equipment (continued)				Oil Company - Exploration & Production
TRM Corp (a)	13,400	$2		(continued)

		1,463		Whiting Petroleum Corp (a)	12,497	$1,171

						10,670

Office Furnishings - Original (0.01%)
Virco Manufacturing	5,300	25		Oil Field Machinery & Equipment (0.32%)
				Complete Production Services Inc (a)	23,850	759
Office Supplies & Forms (0.10%)				Natural Gas Services Group Inc (a)	600	16

ACCO Brands Corp (a)	5,400	46				775

Ennis Inc	11,282	174		Optical Recognition Equipment (0.06%)
Nashua Corp (a)	4,100	35		Digimarc Corp (a)(b)	10,670	153

		255

Oil - Field Services (1.95%)				Paper & Related Products (1.20%)
Allis-Chalmers Energy Inc (a)(b)	10,200	157		Buckeye Technologies Inc (a)	30,100	294
Basic Energy Services Inc (a)(b)	14,100	380		Caraustar Industries Inc (a)	36,383	68
Exterran Holdings Inc (a)	53,252	3,005		Glatfelter (b)	63,300	925
Newpark Resources (a)	24,700	181		Louisiana-Pacific Corp (b)	60,500	512
Oil States International Inc (a)	2,950	162		Neenah Paper Inc	4,400	82
SEACOR Holdings Inc (a)	3,100	259		Rock-Tenn Co	11,952	425
Superior Energy Services Inc (a)	7,225	343		Schweitzer-Mauduit International Inc	19,633	365
Trico Marine Services Inc (a)(b)	12,200	311		Temple-Inland Inc	4,400	72
Union Drilling Inc (a)(b)	400	8		Wausau Paper Corp	19,100	169

		4,806		Xerium Technologies Inc	9,900	46

						2,958

Oil & Gas Drilling (0.29%)
Bronco Drilling Co Inc (a)(b)	13,800	242		Pharmacy Services (0.07%)
Pioneer Drilling Co (a)	30,400	483		BioScrip Inc (a)	44,000	168

		725		Curative Health Services Inc (a)(c)(d)	4,500	-

Oil Company - Exploration & Production (4.34%)						168

Approach Resources Inc (a)(b)	8,150	164		Photo Equipment & Supplies (0.00%)
Arena Resources Inc (a)(b)	4,210	172		Concord Camera Corp (a)	1,442	5
Bois d'Arc Energy Inc (a)(b)	25,100	550
Brigham Exploration Co (a)(b)	43,100	603		Physical Therapy & Rehabilitation Centers (0.10%)
Callon Petroleum Co (a)	12,800	294		RehabCare Group Inc (a)	14,100	233
Comstock Resources Inc (a)	5,700	348
Concho Resources Inc (a)	5,500	180		Physician Practice Management (0.20%)
Edge Petroleum Corp (a)(b)	14,800	76		American Dental Partners Inc (a)	1,900	19
Encore Acquisition Co (a)	20,588	1,274		OCA Inc (a)(c)(d)	1,600	-
EXCO Resources Inc (a)(b)	56,800	1,480		Pediatrix Medical Group Inc (a)	9,800	477

GeoMet Inc (a)(b)	18,000	119				496

Harvest Natural Resources Inc (a)(b)	31,000	305		Poultry (0.15%)
HKN Inc (a)	3,898	35		Pilgrim's Pride Corp (b)	29,600	361
Infinity Energy Resources Inc (a)	8,795	3
Mariner Energy Inc (a)	22,102	585		Power Converter & Supply Equipment (0.07%)
Meridian Resource Corp (a)	76,400	242		C&D Technologies Inc (a)(b)	14,832	119
Petroleum Development Corp (a)	10,200	564		Espey Manufacturing & Electronics Corp	1,400	30
Petroquest Energy Inc (a)(b)	7,325	153		Magnetek Inc (a)	6,263	29

Rosetta Resources Inc (a)	21,528	508				178

Royale Energy Inc (a)(b)	4,000	27		Precious Metals (0.12%)
Stone Energy Corp (a)	11,400	582		Coeur d'Alene Mines Corp (a)	104,200	301
Swift Energy Co (a)	24,300	1,235

		Schedule of Investments
		SmallCap Value Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Printing - Commercial (0.05%)				Publicly Traded Investment Fund (0.44%)
Bowne & Co Inc	1,200	$16		iShares Russell 2000 Value Index Fund (b)	16,325	$1,082
Champion Industries Inc/WV	18,958	90
Tufco Technologies Inc (a)	1,300	6		Publishing - Books (0.54%)

		112		Scholastic Corp	51,508	1,328

Private Corrections (0.07%)				Publishing - Newspapers (0.06%)
Cornell Cos Inc (a)	6,900	180		AH Belo Corp	10,180	55
				Journal Register Co (b)	76,700	2
Property & Casualty Insurance (5.29%)				Lee Enterprises Inc (b)	32,500	98

21st Century Holding Co	4,100	35				155

Affirmative Insurance Holdings Inc	7,700	52
AmCOMP Inc (a)	28,900	298		Publishing - Periodicals (0.00%)
American Physicians Capital Inc	10,004	498		RH Donnelley Corp (a)(b)	2,500	4
Amerisafe Inc (a)	4,000	73
				Racetracks (0.20%)
Baldwin & Lyons Inc	28,571	607
				Churchill Downs Inc	3,500	132
CNA Surety Corp (a)	38,100	495
				Dover Motorsports Inc	5,611	25
Donegal Group Inc	24,663	430
				Speedway Motorsports Inc (b)	17,000	329

EMC Insurance Group Inc (b)	11,939	292
						486

First Acceptance Corp (a)	9,500	36
FPIC Insurance Group Inc (a)(b)	11,546	577		Radio (0.47%)
Hallmark Financial Services (a)(b)	4,400	42		Beasley Broadcasting Group Inc	6,250	27
Harleysville Group Inc	39,117	1,394		Citadel Broadcasting Corp (a)(b)	140,166	125
Infinity Property & Casualty Corp	32,104	1,431		Cox Radio Inc (a)(b)	28,900	286
Investors Title Co	700	31		Cumulus Media Inc (a)(b)	82,210	242
LandAmerica Financial Group Inc (b)	23,735	273		Emmis Communications Corp (a)(b)	27,200	50
Meadowbrook Insurance Group Inc (b)	58,800	377		Entercom Communications Corp (b)	32,800	201
Mercer Insurance Group Inc	5,400	91		Radio One Inc (a)	91,880	91
Navigators Group Inc (a)	15,600	742		Regent Communications Inc (a)	8,500	5
NYMAGIC Inc (b)	8,700	174		Saga Communications Inc (a)	15,300	92
PMA Capital Corp (a)	44,038	441		Salem Communications Corp	11,200	17
ProAssurance Corp (a)	17,300	847		Spanish Broadcasting System Inc (a)	31,048	23

Procentury Corp	11,000	181				1,159

RLI Corp	1,800	98		Real Estate Management & Services (0.04%)
Safety Insurance Group Inc	8,500	361		Housevalues Inc (a)	2,800	8
SeaBright Insurance Holdings Inc (a)	10,800	124		Tarragon Corp (a)(b)	21,400	21
Selective Insurance Group	47,600	1,028		United Capital Corp (a)	1,900	44
Specialty Underwriters' Alliance Inc (a)	4,854	24		ZipRealty Inc (a)	4,086	16

State Auto Financial Corp	33,286	962				89

Stewart Information Services Corp	21,511	376
				Real Estate Operator & Developer (0.18%)
Unico American Corp (a)	13,834	115		Avatar Holdings Inc (a)(b)	6,700	212
United America Indemnity Ltd (a)	2,404	31
				California Coastal Communities Inc (a)(b)	10,800	33
Zenith National Insurance Corp	13,900	478		Hilltop Holdings Inc (a)(b)	18,000	186

		13,014		Stratus Properties Inc (a)(b)	600	16

Protection - Safety (0.03%)						447

Henry Bros Electronics Inc (a)	800	5
				Recreational Vehicles (0.02%)
Mace Security International Inc (a)	11,900	19		Arctic Cat Inc (b)	5,999	53
Protection One Inc (a)(b)	5,510	40

		64		Reinsurance (0.64%)

				Argo Group International Holdings Ltd (a)	23,969	816
				Aspen Insurance Holdings Ltd (b)	13,775	350

		Schedule of Investments
		SmallCap Value Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Reinsurance (continued)				Retail - Appliances (0.02%)
IPC Holdings Ltd	12,725	$408		Conn's Inc (a)(b)	2,500	$39

		1,574

				Retail - Arts & Crafts (0.02%)
Rental - Auto & Equipment (0.73%)				AC Moore Arts & Crafts Inc (a)(b)	6,748	53
Aaron Rents Inc	16,725	460
Avis Budget Group Inc (a)(b)	51,700	315		Retail - Auto Parts (0.26%)
Dollar Thrifty Automotive Group (a)	29,626	93		Coast Distribution System/CA	2,900	11
Electro Rent Corp	19,800	271		PEP Boys-Manny Moe & Jack (b)	86,700	640

United Rentals Inc (a)(b)	40,100	649				651

		1,788

				Retail - Automobile (0.83%)
Research & Development (0.36%)				America's Car-Mart Inc (a)(b)	500	10
Albany Molecular Research Inc (a)	49,011	750		Asbury Automotive Group Inc	29,900	296
Evotec AG ADR (a)	8,101	28		Group 1 Automotive Inc (b)	18,400	362
PharmaNet Development Group Inc (a)(b)	4,100	99		Lithia Motors Inc (b)	18,052	84

		877		Penske Auto Group Inc	33,235	442

Resorts & Theme Parks (0.26%)				Rush Enterprises Inc - Class A (a)(b)	27,300	308
Bluegreen Corp (a)(b)	33,200	383		Rush Enterprises Inc - Class B (a)	13,350	145
Great Wolf Resorts Inc (a)	16,000	66		Sonic Automotive Inc (b)	38,776	391

ILX Resorts Inc	5,800	15				2,038

Silverleaf Resorts Inc (a)	19,929	45		Retail - Bookstore (0.01%)
Six Flags Inc (a)(b)	113,800	130		Books-A-Million Inc	895	5

		639		Borders Group Inc (b)	5,300	26

Respiratory Products (0.02%)						31

Allied Healthcare Products (a)	6,400	45		Retail - Computer Equipment (0.41%)
Rotech Healthcare Inc (a)(b)	5,900	-		GTSI Corp (a)	7,478	54

		45		Insight Enterprises Inc (a)	55,159	704

Retail - Apparel & Shoe (1.49%)				PC Connection Inc (a)(b)	33,502	240

Brown Shoe Co Inc	20,700	334				998

Cache Inc (a)	2,600	37		Retail - Consumer Electronics (0.00%)
Casual Male Retail Group Inc (a)	9,000	36		Rex Stores Corp (a)(b)	400	5
Charming Shoppes Inc (a)(b)	92,482	504
Chico's FAS Inc (a)(b)	6,656	37		Retail - Convenience Store (0.04%)
Collective Brands Inc (a)(b)	5,800	75		Pantry Inc/The (a)(b)	6,500	104
dELiA*s Inc (a)	5,600	9
Finish Line	25,400	276		Retail - Discount (0.26%)
Foot Locker Inc	63,300	953		99 Cents Only Stores (a)(b)	26,700	179
HOT Topic Inc (a)	16,200	102		Duckwall-ALCO Stores Inc (a)	6,600	68
Kenneth Cole Productions Inc (b)	5,705	80		Fred's Inc (b)	25,500	328
Men's Wearhouse Inc (b)	4,600	92		Tuesday Morning Corp	13,900	53

Mothers Work Inc (a)	2,400	35				628

Phillips-Van Heusen Corp	10,350	366		Retail - Drug Store (0.02%)
PreVu Inc (a)	28,200	3		Allion Healthcare Inc (a)	7,217	42
Shoe Carnival Inc (a)	6,100	93
Stage Stores Inc	36,050	534		Retail - Fabric Store (0.27%)
Syms Corp (a)(b)	6,300	107		Jo-Ann Stores Inc (a)(b)	30,697	674

		3,673

				Retail - Hair Salons (0.22%)
				Regis Corp	19,414	543

		Schedule of Investments
		SmallCap Value Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Retail - Home Furnishings (0.19%)				Retail - Restaurants (continued)
Cost Plus Inc (a)(b)	9,400	$22		J Alexander's Corp	5,300	$33
Design Within Reach Inc (a)	5,800	17		Landry's Restaurants Inc (b)	4,900	71
Haverty Furniture Cos Inc (b)	13,000	149		Luby's Inc (a)	24,300	169
Kirkland's Inc (a)	22,498	48		McCormick & Schmick's Seafood Restaurant	2,700	22
Pier 1 Imports Inc (a)	60,700	225		(a)

		461		Morton's Restaurant Group Inc (a)(b)	6,286	41

				O'Charleys Inc	19,900	224
Retail - Jewelry (0.49%)				Steak N Shake Co/The (a)(b)	19,600	135
Finlay Enterprises Inc (a)	13,610	3		Triarc Cos Inc (b)	31,400	175

Lazare Kaplan International Inc (a)	12,200	106				2,480

Movado Group Inc	8,700	187
Zale Corp (a)(b)	40,600	898		Retail - Sporting Goods (0.19%)

		1,194		Cabela's Inc (a)(b)	35,026	407

				Gander Mountain Co (a)(b)	13,600	41
Retail - Leisure Products (0.11%)				Golfsmith International Holdings Inc (a)	534	1
MarineMax Inc (a)(b)	21,700	143		Sport Chalet Inc - Class A (a)	5,700	22
West Marine Inc (a)	30,940	129		Sport Chalet Inc - Class B (a)	800	3

		272				474

Retail - Mail Order (0.00%)				Retail - Video Rental (0.14%)
Sharper Image Corp (a)(b)	15,696	-		Blockbuster Inc - Class A (a)(b)	92,725	258
Retail - Miscellaneous/Diversified (0.01%)				Blockbuster Inc - Class B (a)	34,700	78

Hastings Entertainment Inc/United State (a)	1,300	11				336

Pricesmart Inc (b)	251	6		Retirement & Aged Care (0.03%)

		17		Brookdale Senior Living Inc (b)	1,500	23

Retail - Music Store (0.00%)				Capital Senior Living Corp (a)(b)	7,049	49

Trans World Entertainment (a)	1,700	5				72

				Rubber - Tires (0.28%)
Retail - Office Supplies (0.42%)				Cooper Tire & Rubber Co	75,398	694
OfficeMax Inc	33,000	421
School Specialty Inc (a)(b)	18,515	617		Rubber & Plastic Products (0.03%)

		1,038		Myers Industries Inc	6,700	75

Retail - Pawn Shops (0.16%)				Satellite Telecommunications (0.07%)
First Cash Financial Services Inc (a)(b)	20,875	398		Loral Space & Communications Inc (a)(b)	10,400	172

Retail - Petroleum Products (0.04%)				Savings & Loans - Thrifts (3.62%)
World Fuel Services Corp	3,700	89		Abington Bancorp Inc (b)	12,910	129
Retail - Regional Department Store (0.18%)				Ameriana Bancorp	3,000	26
Bon-Ton Stores Inc/The (b)	1,407	7		American Bancorp of New Jersey Inc	10,792	107
Dillard's Inc (b)	35,100	355		Anchor Bancorp Wisconsin Inc (b)	9,600	69
Gottschalks Inc (a)	17,026	31		B of I Holding Inc (a)	2,400	17
Retail Ventures Inc (a)(b)	12,900	55		BankAtlantic Bancorp Inc (b)	28,700	39

		448		BankFinancial Corp (b)	11,677	169

				BankUnited Financial Corp (b)	29,948	48
Retail - Restaurants (1.01%)				Benjamin Franklin Bancorp Inc	1,800	20
AFC Enterprises (a)(b)	19,325	148		Berkshire Hills Bancorp Inc	6,800	180
Bob Evans Farms Inc	44,729	1,281		Brookline Bancorp Inc	62,200	606
Buca Inc (a)	15,756	5		Camco Financial Corp	9,800	112
DineEquity Inc	6,900	159		CFS Bancorp Inc	14,117	165
Frisch's Restaurants Inc	800	17		Citizens Community Bancorp Inc/WI	2,400	20

		Schedule of Investments
		SmallCap Value Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Savings & Loans - Thrifts (continued)				Semiconductor Component - Integrated Circuits (0.64%)
Citizens First Bancorp Inc	6,200	$24		Catalyst Semiconductor Inc (a)	14,400	$92
Citizens South Banking Corp	12,700	93		Exar Corp (a)(b)	32,246	248
Cooperative Bankshares Inc	250	2		Hifn Inc (a)	15,900	67
Dime Community Bancshares	11,700	196		Integrated Device Technology Inc (a)	63,400	635
ESSA Bancorp Inc	5,400	72		TriQuint Semiconductor Inc (a)	93,741	528

First Defiance Financial Corp	7,600	113				1,570

First Federal Bancshares of Arkansas In	500	4		Semiconductor Equipment (2.15%)
First Financial Holdings Inc	100	2		Aetrium Inc (a)	1,400	5
First Keystone Financial Inc (a)	100	1		Amtech Systems Inc (a)	3,400	32
First Niagara Financial Group Inc	96,750	1,354		ATMI Inc (a)	12,875	290
First Pactrust Bancorp Inc	200	3		Aviza Technology Inc (a)	4,400	2
First Place Financial Corp/OH	21,794	237		Axcelis Technologies Inc (a)	84,476	424
FirstFed Financial Corp (a)(b)	3,900	31		Brooks Automation Inc (a)	62,061	485
Flagstar Bancorp Inc (b)	47,100	209		Cascade Microtech Inc (a)	6,789	39
Flushing Financial Corp	14,936	263		Cohu Inc	18,600	296
Franklin Bank Corp/Houston TX (a)(b)	15,677	11		Credence Systems Corp (a)	157,109	201
HF Financial Corp	7,260	106		Electroglas Inc (a)	33,159	50
HMN Financial Inc	200	3		Entegris Inc (a)	168,951	1,069
Home Federal Bancorp Inc/ID	10,100	104		FSI International Inc (a)	25,214	30
Legacy Bancorp Inc/MA	7,400	84		inTEST Corp (a)	7,190	12
LSB Corp	5,300	75		MKS Instruments Inc (a)	71,616	1,475
MASSBANK Corp	1,367	54		Nanometrics Inc (a)	22,700	99
Meridian Interstate Bancorp Inc (a)	1,400	14		Photronics Inc (a)(b)	29,900	127
Meta Financial Group Inc	3,600	88		Rudolph Technologies Inc (a)(b)	24,185	211
MutualFirst Financial Inc	1,162	11		Varian Semiconductor Equipment Associates
New Hampshire Thrift Bancshares Inc	1,000	10		Inc (a)	15,125	442

NewAlliance Bancshares Inc (b)	65,200	846				5,289

Northeast Community Bancorp Inc	2,900	31		Shipbuilding (0.04%)
Pacific Premier Bancorp Inc (a)	10,200	43		Todd Shipyards Corp	6,200	97
Parkvale Financial Corp	3,700	89
Provident Financial Holdings Inc	5,800	41		Software Tools (0.05%)
Provident Financial Services Inc	79,900	1,166		Borland Software Corp (a)	84,326	131
Provident New York Bancorp (b)	34,990	430
Rainier Pacific Financial Group Inc	4,800	40		Steel - Producers (0.09%)
Riverview Bancorp Inc	15,000	90		Friedman Industries	3,100	23
Rome Bancorp Inc	6,900	72		Shiloh Industries Inc	20,153	200

TF Financial Corp	1,300	28				223

TierOne Corp	1,791	9		Steel - Specialty (0.03%)
Timberland Bancorp Inc/WA	17,220	113		Material Sciences Corp (a)	11,100	84
United Community Financial Corp/OH	25,960	141
United Financial Bancorp Inc	9,189	110		Steel Pipe & Tube (0.27%)
United Western Bancorp Inc	3,800	45		Furmanite Corp (a)	68	-
Washington Federal Inc	24,559	457		Mueller Water Products Inc - Class A (b)	11,100	101
Westfield Financial Inc	16,500	163		Mueller Water Products Inc - Class B (b)	37,800	331
Willow Financial Bancorp Inc	12,530	115		Northwest Pipe Co (a)	3,783	220

		8,900				652

Seismic Data Collection (0.00%)				Storage & Warehousing (0.12%)
Geokinetics Inc (a)	100	2		Mobile Mini Inc (a)(b)	15,200	304

		Schedule of Investments
		SmallCap Value Fund II
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Sugar (0.06%)				Textile - Apparel (continued)
Imperial Sugar Co	10,663	$149		Unifi Inc (a)	49,000	$155

						601

Telecommunication Equipment (0.71%)
Anaren Inc (a)(b)	6,180	59		Textile - Home Furnishings (0.00%)
Applied Signal Technology Inc	437	6		Decorator Industries Inc	1,300	3
Arris Group Inc (a)	29,400	281		Quaker Fabric Corp (a)(b)	11,600	-

Channell Commercial Corp (a)	1,300	1				3

CommScope Inc (a)	8,825	394		Textile - Products (0.04%)
Communications Systems Inc	7,600	82		Culp Inc (a)	9,174	57
Ditech Networks Inc (a)	28,500	57		Dixie Group Inc (a)(b)	9,400	51

Preformed Line Products Co	1,750	89				108

Symmetricom Inc (a)(b)	36,500	176		Theaters (0.09%)
Tellabs Inc (a)	39,100	201		Carmike Cinemas Inc	10,500	69
Tollgrade Communications Inc (a)	21,400	111		Cinemark Holdings Inc (b)	10,700	157

Utstarcom Inc (a)(b)	45,600	215				226

Westell Technologies Inc (a)	42,000	35
Wireless Telecom Group Inc (a)	20,000	23		Therapeutics (0.12%)
				Neurocrine Biosciences Inc (a)(b)	28,300	131
XETA Technologies Inc (a)	8,425	27

				Theragenics Corp (a)	46,600	169
		1,757

				Threshold Pharmaceuticals Inc (a)	484	-

Telecommunication Equipment - Fiber Optics (0.69%)						300

Clearfield Inc (a)	2,500	3
MRV Communications Inc (a)	13,600	18		Tobacco (0.64%)
				Universal Corp/Richmond VA	30,384	1,568
Oplink Communications Inc (a)(b)	9,066	98
Optical Cable Corp (a)	6,217	41		Tools - Hand Held (0.00%)
Sycamore Networks Inc (a)	442,237	1,539		QEP Co Inc (a)	400	3

		1,699

Telecommunication Services (0.05%)				Toys (0.34%)
Harris Stratex Networks Inc (a)(b)	9,614	71		Jakks Pacific Inc (a)	38,204	840
LCC International Inc (a)	34,649	16
				Transport - Equipment & Leasing (0.51%)
RCN Corp (a)	3,566	43		Amerco Inc (a)(b)	9,600	442

		130		GATX Corp	12,600	573

Telephone - Integrated (0.26%)				Greenbrier Cos Inc	8,800	184
D&E Communications Inc	12,107	108		Willis Lease Finance Corp (a)	5,400	50

General Communication Inc (a)(b)	9,000	81				1,249

IDT Corp - Class B (a)(b)	140,500	249
				Transport - Marine (0.28%)
IDT Corp (a)	3,300	5
				Alexander & Baldwin Inc	6,600	286
SureWest Communications (b)	21,136	184		Eagle Bulk Shipping Inc (b)	7,975	232

		627		International Shipholding Corp (a)	7,649	181

Television (0.46%)						699

Acme Communications Inc (a)	13,378	17
				Transport - Rail (0.03%)
Belo Corp (b)	50,900	346		Providence and Worcester Railroad Co	3,600	67
Hearst-Argyle Television Inc	19,500	413
LIN TV Corp (a)	36,318	215		Transport - Services (0.31%)
Sinclair Broadcast Group Inc	19,100	146		Bristow Group Inc (a)(b)	8,476	381

		1,137		PHI Inc (a)	9,400	378

Textile - Apparel (0.24%)						759

Perry Ellis International Inc (a)	20,499	446		Transport - Truck (1.61%)
Talon International Inc (a)	500	-		Arkansas Best Corp (b)	17,600	654

		Schedule of Investments
		SmallCap Value Fund II
		July 31, 2008 (unaudited)

					Principal
	Shares	Value			Amount		Value
	Held	(000	's)		(000	's)	(000	's)

COMMON STOCKS (continued)				REPURCHASE AGREEMENTS (23.52%)
Transport - Truck (continued)				Money Center Banks (23.52%)
Covenant Transportation Group Inc (a)	600	$3		Deutsche Bank Repurchase Agreement;
Forward Air Corp (b)	8,425	308		2.18% dated 07/31/08 maturing 08/01/08
				(collateralized by U.S. Government
Frozen Food Express Industries	26,000	186		Agency Issues; $64,777,000; 0.00% -
Marten Transport Ltd (a)	17,850	372		6.625%; dated 08/01/08 - 07/15/16) (e)	$58,233		$57,882

PAM Transportation Services Inc (a)	24,385	322		TOTAL REPURCHASE AGREEMENTS	$57,882

Saia Inc (a)(b)	6,489	113
				Total Investments	$302,389
USA Truck Inc (a)	2,693	43		Liabilities in Excess of Other Assets, Net - (22.88)%			(56,305)

Werner Enterprises Inc (b)	60,830	1,448
YRC Worldwide Inc (a)(b)	29,700	502		TOTAL NET ASSETS - 100.00%	$246,084

		3,951

Vitamins & Nutrition Products (0.04%)				(a) Non-Income Producing Security
Natural Alternatives International Inc (a)	2,114	16		(b)			Security or a portion of the security was on loan at the end of the period.
Natural Health Trends Corp (a)(b)	4,700	4		(c)			Market value is determined in accordance with procedures established in
Nutraceutical International Corp (a)	2,100	26		good faith by the Board of Directors. At the end of the period, the value
				of these securities totaled $68 or 0.03% of net assets.
Omega Protein Corp (a)	3,300	52		(d) Security is Illiquid

		98		(e)			Security was purchased with the cash proceeds from securities loans.

Water (0.47%)
Connecticut Water Service Inc (b)	6,372	160		Unrealized Appreciation (Depreciation)
Pico Holdings Inc (a)(b)	21,700	1,004		The net federal income tax unrealized appreciation (depreciation) and federal tax cost

				of investments held by the fund as of the period end were as follows:
		1,164

Web Hosting & Design (0.03%)				Unrealized Appreciation	$24,424
Web com Inc (a)(b)	9,853	66		Unrealized Depreciation			(94,548)

				Net Unrealized Appreciation (Depreciation)			(70,124)
Wire & Cable Products (0.32%)				Cost for federal income tax purposes			372,513
Belden Inc (b)	5,300	196		All dollar amounts are shown in thousands (000's)
Encore Wire Corp	5,300	97
General Cable Corp (a)	7,225	416		Portfolio Summary (unaudited)

Superior Essex Inc (a)	1,900	85		Sector			Percent

		794		Financial			47.69%

				Consumer, Cyclical			16.31%
Wireless Equipment (0.33%)				Consumer, Non-cyclical			14.50%
CalAmp Corp (a)	31,303	68		Industrial			14.17%
EF Johnson Technologies Inc (a)	13,300	23		Technology			9.37%
EMS Technologies Inc (a)	775	16		Communications			7.28%
				Energy			7.15%
EndWave Corp (a)	9,500	61		Basic Materials			4.54%
Nextwave Wireless Inc (a)(b)	25,769	83		Utilities			1.30%
Powerwave Technologies Inc (a)(b)	67,785	278		Exchange Traded Funds			0.44%
				Diversified			0.13%
Relm Wireless Corp	900	1		Liabilities in Excess of Other Assets, Net			(22.88%)

RF Micro Devices Inc (a)(b)	73,300	240		TOTAL NET ASSETS			100.00%

Telular Corp (a)	4,244	13
Tessco Technologies Inc (a)	1,900	28
WPCS International Inc (a)(b)	1,685	10

		821

TOTAL COMMON STOCKS	$244,389

PREFERRED STOCKS (0.05%)
Diagnostic Kits (0.05%)
Inverness Medical Innovations Inc (a)	507	118

TOTAL PREFERRED STOCKS	$118

		Schedule of Investments
		SmallCap Value Fund III
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (99.18%)				COMMON STOCKS (continued)
Advanced Materials & Products (0.05%)				Broadcasting Services & Programming
Ceradyne Inc (a)	1,500	$69		(continued)
				Gray Television Inc	6,600	$16

Aerospace & Defense (0.03%)						32

Cubic Corp	152	4		Building - Residential & Commercial (0.19%)
Esterline Technologies Corp (a)	800	39		Amrep Corp (b)	900	45

		43		Ryland Group Inc (b)	11,047	227

Aerospace & Defense Equipment (1.13%)						272

Curtiss-Wright Corp	1,800	95		Building & Construction - Miscellaneous (1.74%)
Ducommun Inc	95	3		Dycom Industries Inc (a)	157,669	2,502
Kaman Corp	2,853	71
Moog Inc (a)	2,319	103		Building & Construction Products -
Triumph Group Inc	25,653	1,359		Miscellaneous (0.03%)

		1,631		Drew Industries Inc (a)	571	8

				NCI Building Systems Inc (a)	869	33

Airlines (0.06%)						41

Alaska Air Group Inc (a)(b)	3,455	62
US Airways Group Inc (a)(b)	4,450	22		Capacitors (0.01%)

		84		Kemet Corp (a)(b)	7,100	10

Apparel Manufacturers (0.04%)				Chemicals - Diversified (0.06%)
Columbia Sportswear Co	900	34		FMC Corp	1,050	78
Oxford Industries Inc (b)	400	8		Innospec Inc	600	11

Under Armour Inc (a)(b)	400	12				89

		54		Chemicals - Specialty (3.52%)

Applications Software (0.97%)				Arch Chemicals Inc	2,320	74
American Reprographics Co (a)(b)	85,790	1,374		Cytec Industries Inc	40,606	2,195
OpenTV Corp (a)(b)	15,441	27		HB Fuller Co	88,084	2,202

		1,401		Minerals Technologies Inc	1,097	71

Audio & Video Products (0.01%)				NewMarket Corp	8,232	508
Universal Electronics Inc (a)(b)	500	11		Symyx Technologies (a)(b)	2,168	21

						5,071

Auto/Truck Parts & Equipment - Original (0.04%)				Circuit Boards (0.01%)
Lear Corp (a)	1,149	16		Park Electrochemical Corp	600	15
Spartan Motors Inc	1,000	5
Titan International Inc (b)	576	27		Coal (0.00%)
Wonder Auto Technology Inc (a)	580	5		International Coal Group Inc (a)	600	6

		53

				Coffee (0.01%)
Auto/Truck Parts & Equipment - Replacement (0.03%)				Peet's Coffee & Tea Inc (a)(b)	900	18
ATC Technology Corp (a)	1,000	25
Exide Technologies (a)(b)	400	6		Collectibles (0.91%)
Standard Motor Products Inc (b)	800	8		RC2 Corp (a)	57,298	1,316

		39

Batteries & Battery Systems (1.68%)				Commercial Banks (3.47%)
EnerSys (a)	600	19		Bancfirst Corp	1,200	57
Greatbatch Inc (a)(b)	117,082	2,396		Cathay General Bancorp (b)	1,600	26

		2,415		Central Pacific Financial Corp (b)	2,800	31

				Chemical Financial Corp	600	16
Broadcasting Services & Programming (0.02%)				Citizens Republic Bancorp Inc (b)	5,922	20
CKX Inc (a)	2,000	16		City Bank/Lynnwood WA	1,174	11
				Colonial BancGroup Inc/The (b)	8,850	59

		Schedule of Investments
		SmallCap Value Fund III
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Commercial Banks (continued)				Communications Software (0.01%)
Community Bank System Inc	1,100	$26		Digi International Inc (a)	1,000	$10
Corus Bankshares Inc (b)	2,691	11
First Bancorp/Puerto Rico (b)	8,850	77		Computer Aided Design (0.07%)
First Commonwealth Financial Corp (b)	200	2		Ansys Inc (a)	2,200	101
First Midwest Bancorp Inc/IL (b)	3,900	80
				Computer Services (2.28%)
FNB Corp/PA (b)	1,568	18
				Ciber Inc (a)	8,198	58
Frontier Financial Corp (b)	3,400	39
				Perot Systems Corp (a)	4,650	78
Glacier Bancorp Inc (b)	1,700	37
				SYKES Enterprises Inc (a)	178,830	3,158

Guaranty Bancorp (a)	3,600	19
						3,294

Hancock Holding Co (b)	2,500	112
Hanmi Financial Corp	2,000	11		Computer Software (0.07%)
International Bancshares Corp (b)	700	17		Avid Technology Inc (a)(b)	3,400	75
MB Financial Inc (b)	1,900	47		Omniture Inc (a)(b)	1,107	19

National Penn Bancshares Inc (b)	1,495	20				94

NBT Bancorp Inc	657	16		Computers - Integrated Systems (0.02%)
PacWest Bancorp	1,900	35		Agilysys Inc (b)	2,723	33
Prosperity Bancshares Inc	6,250	201
Provident Bankshares Corp (b)	1,800	16		Computers - Memory Devices (0.00%)
S&T Bancorp Inc	1,400	47		Imation Corp (b)	300	6
South Financial Group Inc/The	2,900	17
Sterling Bancshares Inc/TX	167,660	1,630		Computers - Peripheral Equipment (1.94%)
Sterling Financial Corp/WA	2,024	15		Electronics for Imaging Inc (a)	199,715	2,798
Susquehanna Bancshares Inc	2,000	29		Consulting Services (2.46%)
SVB Financial Group (a)(b)	4,129	238		FTI Consulting Inc (a)	1,200	86
Texas Capital Bancshares Inc (a)	6,350	103		Navigant Consulting Inc (a)(b)	184,687	3,413
Trustco Bank Corp NY (b)	4,750	41		Watson Wyatt Worldwide Inc	800	46

Trustmark Corp (b)	2,880	52				3,545

UCBH Holdings Inc (b)	318,912	1,438
UMB Financial Corp	1,057	58		Consumer Products - Miscellaneous (0.08%)
Umpqua Holdings Corp (b)	3,900	53		Central Garden and Pet Co - A Shares (a)(b)	3,913	16
United Bankshares Inc (b)	900	23		Helen of Troy Ltd (a)	733	15
United Community Banks Inc/GA (b)	2,003	21		Russ Berrie & Co Inc (a)	57	1
W Holding Co Inc	18,919	15		Tupperware Brands Corp	2,224	87

Westamerica Bancorporation	1,600	83				119

Western Alliance Bancorp (a)(b)	700	7		Containers - Metal & Glass (0.01%)
Wilshire Bancorp Inc	1,600	20		Silgan Holdings Inc	362	19
Wintrust Financial Corp	4,935	102

		4,996		Diagnostic Kits (0.08%)

				Meridian Bioscience Inc	4,200	109
Commercial Services (1.25%)
Live Nation Inc (a)(b)	1,200	15		Disposable Medical Products (0.01%)
Quanta Services Inc (a)	57,300	1,770		Merit Medical Systems Inc (a)	600	12
TeleTech Holdings Inc (a)(b)	1,028	14

		1,799		Distribution & Wholesale (1.13%)

				Owens & Minor Inc	2,200	101
Commercial Services - Finance (0.02%)
Deluxe Corp	700	10		Scansource Inc (a)(b)	44,181	1,356
Heartland Payment Systems Inc	895	21		United Stationers Inc (a)	4,000	153

		31		Watsco Inc (b)	500	25

						1,635

		Schedule of Investments
		SmallCap Value Fund III
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Diversified Manufacturing Operations (0.91%)				Electronic Components - Semiconductors
Actuant Corp	28,574	$870		(continued)
Acuity Brands Inc	1,000	41		PLX Technology Inc (a)	1,800	$10
AO Smith Corp	2,673	106		Skyworks Solutions Inc (a)	1,300	12
Blount International Inc (a)	1,800	21		Spansion Inc (a)	3,700	9
EnPro Industries Inc (a)	2,495	90		Volterra Semiconductor Corp (a)(b)	3,110	51
Griffon Corp (a)(b)	3,000	30		Zoran Corp (a)	1,500	12

Koppers Holdings Inc	343	15				246

Lydall Inc (a)	470	7		Electronic Measurement Instruments (0.10%)
Matthews International Corp	2,200	110		Analogic Corp	1,000	73
Tredegar Corp	1,775	29		Itron Inc (a)(b)	800	74

		1,319				147

Drug Delivery Systems (0.01%)				Energy - Alternate Sources (0.02%)
Noven Pharmaceuticals Inc (a)(b)	1,600	20		Sunpower Corp (a)(b)	300	24

E-Commerce - Products (0.07%)				Engineering - Research & Development Services (0.48%)
Blue Nile Inc (a)(b)	800	31		EMCOR Group Inc (a)	22,738	685
Stamps.com Inc (a)(b)	5,600	76

		107		Engines - Internal Combustion (0.08%)

				Briggs & Stratton Corp (b)	8,300	112
E-Commerce - Services (0.06%)
Move Inc (a)	13,218	31		Enterprise Software & Services (0.12%)
NetFlix Inc (a)	2,022	62		Mantech International Corp (a)	1,700	95

		93		Sybase Inc (a)	1,452	49

Electric - Integrated (1.67%)				SYNNEX Corp (a)	1,400	32

Allete Inc (b)	33,215	1,414				176

Black Hills Corp	3,702	120		Environmental Consulting & Engineering (2.35%)
Cleco Corp	800	20		Tetra Tech Inc (a)(b)	118,144	3,394
El Paso Electric Co (a)	9,073	187
Idacorp Inc	7,478	223		Finance - Consumer Loans (0.01%)
NorthWestern Corp	3,760	93		First Marblehead Corp/The (b)	4,750	12
PNM Resources Inc	11,274	132
Portland General Electric Co	3,200	75		Finance - Credit Card (0.01%)
UIL Holdings Corp	3,978	124		Advanta Corp - Class B	992	8
Unisource Energy Corp	840	26		Finance - Investment Banker & Broker (0.23%)

		2,414		Interactive Brokers Group Inc (a)	400	11

Electric Products - Miscellaneous (0.02%)				Investment Technology Group Inc (a)	2,820	84
GrafTech International Ltd (a)	1,400	33		Knight Capital Group Inc (a)	1,800	30
				Penson Worldwide Inc (a)	700	13
Electronic Components - Miscellaneous (1.59%)				Piper Jaffray Cos (a)	1,549	55
Benchmark Electronics Inc (a)	147,330	2,157		Stifel Financial Corp (a)(b)	1,500	63
CTS Corp	4,100	53		SWS Group Inc	3,800	72

Methode Electronics Inc	570	6				328

Rogers Corp (a)	1,800	74

		2,290		Finance - Leasing Company (1.06%)

				Financial Federal Corp	66,011	1,522
Electronic Components - Semiconductors (0.17%)
Actel Corp (a)	3,300	45		Finance - Other Services (0.04%)
Microsemi Corp (a)	2,176	57		Asset Acceptance Capital Corp (a)(b)	3,600	42
Monolithic Power Systems Inc (a)	1,812	40		FCStone Group Inc (a)(b)	800	16

Omnivision Technologies Inc (a)(b)	932	10				58

		Schedule of Investments
		SmallCap Value Fund III
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Financial Guarantee Insurance (0.01%)				Industrial Automation & Robots (0.03%)
PMI Group Inc/The	8,300	$21		Gerber Scientific Inc (a)	3,450	$41

Food - Miscellaneous/Diversified (1.73%)				Instruments - Scientific (0.07%)
Corn Products International Inc	2,474	115		Varian Inc (a)	2,125	105
Ralcorp Holdings Inc (a)(b)	44,206	2,385

		2,500		Insurance Brokers (0.73%)

				Hilb Rogal & Hobbs Co	24,247	1,051
Food - Retail (0.04%)
Ruddick Corp	1,700	53		Internet Application Software (0.05%)
				Art Technology Group Inc (a)	7,900	29
Food - Wholesale & Distribution (0.05%)				RealNetworks Inc (a)(b)	6,415	44

Nash Finch Co	840	33				73

Spartan Stores Inc	1,650	39

		72		Internet Incubators (0.02%)

				CMGI Inc (a)(b)	1,900	23
Footwear & Related Apparel (2.56%)
Deckers Outdoor Corp (a)	500	57		Internet Infrastructure Equipment (2.36%)
Iconix Brand Group Inc (a)(b)	2,900	35		Avocent Corp (a)	143,164	3,404
Steven Madden Ltd (a)(b)	600	13
Wolverine World Wide Inc	134,389	3,592		Internet Infrastructure Software (0.03%)

		3,697		TIBCO Software Inc (a)	4,550	37

Funeral Services & Related Items (0.02%)				Intimate Apparel (0.07%)
Stewart Enterprises Inc (b)	3,700	33		Warnaco Group Inc/The (a)	2,352	99

Gas - Distribution (1.57%)				Investment Companies (0.09%)
New Jersey Resources Corp	20,813	709		Apollo Investment Corp (b)	2,700	43
Northwest Natural Gas Co	1,655	75		Gladstone Capital Corp	3,084	51
WGL Holdings Inc	42,744	1,476		Hercules Technology Growth Capital Inc	1,700	17

		2,260		MCG Capital Corp	3,500	17

Gold Mining (0.02%)						128

Royal Gold Inc	700	25		Investment Management & Advisory Services (0.19%)
				Affiliated Managers Group Inc (a)	800	69
Golf (0.44%)
Callaway Golf Co (b)	49,838	632		GAMCO Investors Inc	2,168	97
				National Financial Partners Corp	1,878	39
Hazardous Waste Disposal (0.08%)				Waddell & Reed Financial Inc	2,100	70

Clean Harbors Inc (a)	1,554	121				275

				Lasers - Systems & Components (1.38%)
Home Furnishings (0.03%)				Cymer Inc (a)(b)	75,200	1,992
Furniture Brands International Inc	3,426	40
La-Z-Boy Inc (b)	1,200	9		Leisure & Recreation Products (0.02%)

		49		Brunswick Corp/DE	1,800	23

Human Resources (0.06%)
Kelly Services Inc	3,730	69		Life & Health Insurance (1.18%)
Kforce Inc (a)	1,983	19		American Equity Investment Life Holding	69	-

		88		Delphi Financial Group Inc	7,450	186

				Phoenix Cos Inc/The	9,007	88
Identification Systems - Development (0.06%)				StanCorp Financial Group Inc	28,493	1,407
Brady Corp	1,200	44		Universal American Corp/NY (a)(b)	1,900	20

Checkpoint Systems Inc (a)	1,931	41				1,701

		85

		Schedule of Investments
		SmallCap Value Fund III
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Machinery - Electrical (1.35%)				Medical Instruments (continued)
Regal-Beloit Corp	46,648	$1,948		Datascope Corp	1,200	$56
				Symmetry Medical Inc (a)	700	12

Machinery - Farm (0.04%)						120

AGCO Corp (a)	535	32
Lindsay Corp (b)	200	18		Medical Laser Systems (0.02%)

		50		Palomar Medical Technologies Inc (a)	1,800	23

Machinery - General Industry (0.27%)				Medical Products (0.01%)
Albany International Corp	1,700	49		Mentor Corp (b)	600	15
Gardner Denver Inc (a)	3,240	148
Robbins & Myers Inc	1,300	66		Medical Sterilization Products (0.02%)
Wabtec Corp	2,200	122		STERIS Corp	700	24

		385

				Metal Processors & Fabrication (0.01%)
Machinery - Material Handling (0.01%)				Mueller Industries Inc	500	13
Cascade Corp	322	14
				Miscellaneous Manufacturers (0.04%)
Machinery - Pumps (0.00%)				Aptargroup Inc	1,600	62
Tecumseh Products Co (a)	200	7
				Motion Pictures & Services (2.35%)
Medical - Biomedical/Gene (0.04%)				Macrovision Solutions Corp (a)	222,447	3,381
Enzo Biochem Inc (a)	300	4
Martek Biosciences Corp (a)(b)	1,500	57		MRI - Medical Diagnostic Imaging (0.02%)

		61		Nighthawk Radiology Holdings Inc (a)	3,170	26

Medical - Drugs (2.06%)				Multi-Line Insurance (1.76%)
Medicis Pharmaceutical Corp	676	13		HCC Insurance Holdings Inc	109,238	2,474
Salix Pharmaceuticals Ltd (a)	2,100	17		Horace Mann Educators Corp	2,400	33
Sciele Pharma Inc (a)(b)	155,625	2,902		United Fire & Casualty Co	946	26

Viropharma Inc (a)(b)	3,500	43				2,533

		2,975

				Networking Products (1.91%)
Medical - Generic Drugs (0.07%)				3Com Corp (a)	7,900	15
Perrigo Co	2,993	105		Anixter International Inc (a)	39,168	2,665
				Black Box Corp	2,394	71
Medical - HMO (1.33%)
AMERIGROUP Corp (a)	845	21		Foundry Networks Inc (a)	200	3
Centene Corp (a)	370	8		Netgear Inc (a)	200	3

Molina Healthcare Inc (a)(b)	63,160	1,885				2,757

		1,914		Non-Hazardous Waste Disposal (0.04%)

				Waste Connections Inc (a)	1,450	53
Medical - Hospitals (2.09%)
LifePoint Hospitals Inc (a)	105,303	3,015		Office Automation & Equipment (0.03%)
				IKON Office Solutions Inc	3,310	47
Medical - Nursing Homes (1.10%)
Kindred Healthcare Inc (a)	59,050	1,593		Office Furnishings - Original (0.02%)
				Herman Miller Inc	1,200	31
Medical - Outpatient & Home Medical Care (1.92%)
Amsurg Corp (a)	101,515	2,721		Office Supplies & Forms (0.02%)
Res-Care Inc (a)	2,614	48		Ennis Inc (b)	1,600	25

		2,769

Medical Instruments (0.08%)				Oil - Field Services (3.37%)
Angiodynamics Inc (a)	1,400	22		Basic Energy Services Inc (a)(b)	619	17
Conmed Corp (a)	1,000	30		CARBO Ceramics Inc	900	49

		Schedule of Investments
		SmallCap Value Fund III
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Oil - Field Services (continued)				Property & Casualty Insurance (continued)
Exterran Holdings Inc (a)	323	$18		Tower Group Inc	18,876	$430
Oil States International Inc (a)	65,351	3,587		Zenith National Insurance Corp	6,022	207

SEACOR Holdings Inc (a)	14,246	1,192				3,731

		4,863		Publishing - Books (0.03%)

Oil & Gas Drilling (3.81%)				Scholastic Corp	1,606	41
Helmerich & Payne Inc	48,534	2,870
Pioneer Drilling Co (a)	164,866	2,620		Publishing - Periodicals (0.07%)

		5,490		Idearc Inc (b)	32,750	43

				RH Donnelley Corp (a)(b)	32,800	51

Oil Company - Exploration & Production (0.48%)						94

ATP Oil & Gas Corp (a)(b)	1,500	43
Brigham Exploration Co (a)	2,700	38		Radio (0.04%)
Callon Petroleum Co (a)	700	16		Citadel Broadcasting Corp (a)(b)	7,700	7
Edge Petroleum Corp (a)	6,450	33		Cox Radio Inc (a)(b)	3,850	38
Encore Acquisition Co (a)	414	26		Entercom Communications Corp (b)	1,100	7

Energy Partners Ltd (a)(b)	1,000	12				52

GeoGlobal Resources Inc (a)(b)	4,850	19		Real Estate Management & Services (0.08%)
GeoMet Inc (a)(b)	3,950	26		Jones Lang LaSalle Inc	2,480	118
Harvest Natural Resources Inc (a)	625	6
Mariner Energy Inc (a)	600	16		Reinsurance (0.11%)
McMoRan Exploration Co (a)	600	16		Aspen Insurance Holdings Ltd	1,100	28
Meridian Resource Corp (a)	15,144	48		IPC Holdings Ltd	2,900	93
PetroHawk Energy Corp (a)	1,300	43		Platinum Underwriters Holdings Ltd	1,200	43

Petroleum Development Corp (a)	1,100	61				164

Rosetta Resources Inc (a)	1,000	24		REITS - Apartments (0.04%)
Swift Energy Co (a)	2,600	132		American Campus Communities Inc	800	23
Vaalco Energy Inc (a)(b)	11,100	73		Home Properties Inc (b)	600	33

Whiting Petroleum Corp (a)	700	65				56

		697

				REITS - Diversified (0.11%)
Physical Therapy & Rehabilitation Centers (0.49%)				Entertainment Properties Trust	1,900	102
Psychiatric Solutions Inc (a)(b)	20,190	707		PS Business Parks Inc	1,000	52

						154

Pipelines (0.02%)
Crosstex Energy Inc (b)	800	26		REITS - Healthcare (0.34%)
				Medical Properties Trust Inc (b)	1,444	16
Printing - Commercial (1.04%)				Nationwide Health Properties Inc	3,200	119
Valassis Communications Inc (a)(b)	170,510	1,504		Omega Healthcare Investors Inc	4,650	80
				Senior Housing Properties Trust	11,437	241
Private Corrections (0.12%)				Universal Health Realty Income Trust	1,182	41

Corrections Corp of America (a)	6,244	175				497

Property & Casualty Insurance (2.59%)				REITS - Hotels (0.11%)
FPIC Insurance Group Inc (a)	700	35		Ashford Hospitality Trust Inc	7,600	30
Harleysville Group Inc	1,000	36		LaSalle Hotel Properties	5,640	128

Philadelphia Consolidated Holding Co (a)	2,500	146				158

PMA Capital Corp (a)	6,479	65		REITS - Manufactured Homes (0.06%)
RLI Corp (b)	15,111	825		Equity Lifestyle Properties Inc	1,714	82
Safety Insurance Group Inc	2,289	97
Selective Insurance Group	87,002	1,879		REITS - Mortgage (0.12%)
Stewart Information Services Corp (b)	600	11		Anworth Mortgage Asset Corp	6,150	37

		Schedule of Investments
		SmallCap Value Fund III
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
REITS - Mortgage (continued)				Retail - Apparel & Shoe (continued)
JER Investors Trust Inc	1,400	$8		Stage Stores Inc	1,574	$23
MFA Mortgage Investments Inc	16,100	104		Talbots Inc (b)	1,200	17

Redwood Trust Inc	1,100	24				2,826

		173		Retail - Appliances (0.00%)

REITS - Office Property (0.13%)				Conn's Inc (a)	200	3
Alexandria Real Estate Equities Inc	1,511	156
Highwoods Properties Inc	1,000	37		Retail - Automobile (1.21%)

		193		Group 1 Automotive Inc (b)	88,900	1,747

REITS - Regional Malls (0.03%)				Retail - Consumer Electronics (0.01%)
Pennsylvania Real Estate Investment Trust	2,000	37		Circuit City Stores Inc (b)	7,500	15

REITS - Single Tenant (0.07%)				Retail - Convenience Store (0.07%)
National Retail Properties Inc	1,507	32		Pantry Inc/The (a)(b)	5,850	94
Realty Income Corp	2,577	65

		97		Retail - Fabric Store (0.00%)

				Jo-Ann Stores Inc (a)	100	2
REITS - Storage (0.04%)
Sovran Self Storage Inc	1,440	60		Retail - Hair Salons (0.12%)
				Regis Corp	6,202	174
REITS - Warehouse & Industrial (0.06%)
EastGroup Properties Inc	1,290	60		Retail - Home Furnishings (0.22%)
First Industrial Realty Trust Inc (b)	1,224	30		Haverty Furniture Cos Inc (b)	1,300	15

		90		Pier 1 Imports Inc (a)(b)	80,745	299

Rental - Auto & Equipment (1.19%)						314

Aaron Rents Inc	3,400	93		Retail - Jewelry (0.82%)
H&E Equipment Services Inc (a)	600	8		Zale Corp (a)(b)	53,751	1,189
Mcgrath Rentcorp	1,200	34
Rent-A-Center Inc/TX (a)	1,965	42		Retail - Perfume & Cosmetics (0.02%)
United Rentals Inc (a)(b)	95,500	1,545		Sally Beauty Holdings Inc (a)(b)	3,034	22

		1,722

				Retail - Restaurants (1.26%)
Research & Development (0.04%)				CEC Entertainment Inc (a)(b)	34,642	1,208
Albany Molecular Research Inc (a)	1,100	17
				Jack in the Box Inc (a)	700	15
PharmaNet Development Group Inc (a)(b)	1,900	46

				O'Charleys Inc	51,584	580
		63

				Red Robin Gourmet Burgers Inc (a)(b)	400	10

Resorts & Theme Parks (0.06%)						1,813

Bluegreen Corp (a)(b)	7,422	86
				Retail - Sporting Goods (1.05%)
Retail - Apparel & Shoe (1.96%)				Cabela's Inc (a)(b)	130,770	1,520
Brown Shoe Co Inc	91,140	1,471
				Retail - Video Rental (0.00%)
Casual Male Retail Group Inc (a)	4,250	17
				Blockbuster Inc - Class A (a)	1,400	4
Cato Corp/The	1,000	18
Chico's FAS Inc (a)(b)	1,900	11		Rubber - Tires (0.02%)
Childrens Place Retail Stores Inc/The (a)	700	27		Cooper Tire & Rubber Co	2,666	25
Christopher & Banks Corp	1,847	16
Finish Line	1,457	16		Savings & Loans - Thrifts (3.97%)
Genesco Inc (a)(b)	800	23		Anchor Bancorp Wisconsin Inc	2,900	21
HOT Topic Inc (a)	2,790	18		Astoria Financial Corp	29,291	655
JOS A Bank Clothiers Inc (a)(b)	800	18		Brookline Bancorp Inc	700	7
Pacific Sunwear Of California (a)(b)	132,204	1,151		Downey Financial Corp (b)	30,050	63

		Schedule of Investments
		SmallCap Value Fund III
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Savings & Loans - Thrifts (continued)				Therapeutics (0.01%)
First Niagara Financial Group Inc	159,404	$2,230		Cypress Bioscience Inc (a)	1,700	$15
Flagstar Bancorp Inc (b)	171,144	760
NewAlliance Bancshares Inc (b)	6,050	79		Tobacco (0.11%)
Provident Financial Services Inc	2,900	42		Universal Corp/Richmond VA	3,077	159
Provident New York Bancorp (b)	1,990	25
				Toys (0.02%)
Washington Federal Inc	98,601	1,834
				Jakks Pacific Inc (a)	1,600	35
Washington Mutual Inc - Warrants (a)	3,800	1

		5,717		Transport - Equipment & Leasing (1.87%)

Schools (0.03%)				GATX Corp	59,373	2,700
Strayer Education Inc	200	45
				Transport - Marine (1.17%)
Semiconductor Component - Integrated Circuits (0.03%)				Eagle Bulk Shipping Inc (b)	1,200	35
Cirrus Logic Inc (a)(b)	3,500	20		Genco Shipping & Trading Ltd (b)	2,192	149
Standard Microsystems Corp (a)	700	18		Gulfmark Offshore Inc (a)	28,500	1,430
TriQuint Semiconductor Inc (a)	1,200	7		Nordic American Tanker Shipping	300	12

		45		TBS International Ltd (a)(b)	1,800	66

						1,692

Semiconductor Equipment (1.95%)
Brooks Automation Inc (a)	2,500	19		Transport - Rail (0.02%)
Entegris Inc (a)	9,936	63		Genesee & Wyoming Inc (a)	700	28
MKS Instruments Inc (a)	98,689	2,033
Photronics Inc (a)	156,997	667		Transport - Services (0.04%)
Rudolph Technologies Inc (a)(b)	1,700	15		HUB Group Inc (a)	1,300	50
Tessera Technologies Inc (a)(b)	400	7		Transport - Truck (1.38%)

		2,804		Arkansas Best Corp (b)	1,600	59

Steel Pipe & Tube (0.04%)				Heartland Express Inc (b)	110,030	1,875
Mueller Water Products Inc - Class A (b)	6,100	55		Marten Transport Ltd (a)	300	6
				Old Dominion Freight Line Inc (a)	600	22
Sugar (0.01%)				Werner Enterprises Inc (b)	400	10
Imperial Sugar Co	1,130	16		YRC Worldwide Inc (a)(b)	771	13

						1,985

Telecommunication Equipment (3.08%)
Adtran Inc	100,534	2,248		Water (0.06%)
Arris Group Inc (a)	2,300	22		California Water Service Group	1,238	46
Plantronics Inc	87,820	2,139		Pico Holdings Inc (a)(b)	1,000	46

Utstarcom Inc (a)(b)	8,325	39				92

		4,448		Web Portals (0.02%)

Telecommunication Services (0.14%)				Earthlink Inc (a)(b)	814	7
Consolidated Communications Holdings Inc	2,000	28		United Online Inc	1,300	14

Fairpoint Communications Inc (b)	15,600	108				21

MasTec Inc (a)	2,100	30		Wire & Cable Products (1.77%)
USA Mobility Inc (a)	4,550	37		Belden Inc	68,710	2,537

		203		General Cable Corp (a)	258	15

Telephone - Integrated (0.09%)						2,552

Alaska Communications Systems Group Inc	3,064	39		Wireless Equipment (0.02%)
(b)				Novatel Wireless Inc (a)	1,200	11
Cincinnati Bell Inc (a)	23,593	92

		131

Schedule of Investments SmallCap Value Fund III July 31, 2008 (unaudited)

	Shares		Value
	Held		(000	's)

COMMON STOCKS (continued)
Wireless Equipment (continued)
RF Micro Devices Inc (a)	7,100		$23

			34

TOTAL COMMON STOCKS	$143,000

	Principal
	Amount		Value
	(000	's)	(000	's)

REPURCHASE AGREEMENTS (23.27%)
Money Center Banks (23.27%)
Deutsche Bank Repurchase Agreement;
2.18% dated 07/31/08 maturing 08/01/08
(collateralized by U.S. Government
Agency Issues; $34,016,000; 0.00% -
6.625%; dated 08/01/08 - 07/15/16) (c)	$33,749		$33,546

TOTAL REPURCHASE AGREEMENTS	$33,546

Total Investments	$176,546
Liabilities in Excess of Other Assets, Net - (22.45)%			(32,368)

TOTAL NET ASSETS - 100.00%	$144,178

(a) Non-Income Producing Security
(b)			Security or a portion of the security was on loan at the end of the period.
(c)			Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$19,893
Unrealized Depreciation			(24,975)

Net Unrealized Appreciation (Depreciation)			(5,082)
Cost for federal income tax purposes			181,628
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector			Percent

Financial			39.89%
Industrial			19.88%
Consumer, Non-cyclical			17.66%
Consumer, Cyclical			14.73%
Communications			8.01%
Energy			7.70%
Technology			7.67%
Basic Materials			3.60%
Utilities			3.31%
Liabilities in Excess of Other Assets, Net			(22.45%)

TOTAL NET ASSETS			100.00%

				Schedule of Investments
				Tax-Exempt Bond Fund
				July 31, 2008 (unaudited)

			Principal				Principal
			Amount	Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

TAX	-EXEMPT BONDS (107.33%)					TAX-EXEMPT BONDS (continued)
	Alabama (0.31%)					California (continued)
Birmingham Baptist Medical Centers Special						Jurupa Unified School District FGIC
	Care Facilities Financing Authority					5.13%, 8/ 1/2022	$2,700		$2,763
	5.00%, 11/15/2030	$1,000		$858		Morongo Band of Mission Indians
						6.50%, 3/ 1/2028 (c)	500		482
	Alaska (3.65%)					Quechan Indian Tribe of Fort Yuma
	City of Anchorage AK					7.00%, 12/ 1/2027	300		285
	6.38%, 1/ 1/2020	2,000		2,145		Rancho Mirage Joint Powers Financing
	City of Anchorage AK MBIA					Authority/CA
	6.50%, 12/ 1/2013	1,235		1,418		5.00%, 7/ 1/2047 (d)	1,000		903
	Northern TOB Securitization Corp/AK					San Diego Redevelopment Agency/CA XLCA
	4.63%, 6/ 1/2023	910		818		5.00%, 9/ 1/2023	1,775		1,778
	5.00%, 6/ 1/2046	1,000		706		San Joaquin Hills Transportation Corridor
	State of Alaska AMBAC					Agency/CA MBIA
	5.25%, 10/ 1/2027	4,500		4,888		0.00%, 1/15/2034 (b)	7,000		1,443

				9,975		State of California

						5.25%, 11/ 1/2025	2,000		2,036
	Arizona (1.86%)					Tobacco Securitization Authority of Northern
	Arizona State University/AZ AMBAC					California/CA
	5.25%, 9/ 1/2024	1,500		1,536		5.38%, 6/ 1/2038	1,000		783
	Goodyear McDowell Road Commercial					Tobacco Securitization Authority of Southern
	Corridor Agency AMBAC					California/CA
	5.25%, 1/ 1/2032	750		747		5.00%, 6/ 1/2037	1,000		740

	Maricopa County AZ								26,853

	5.00%, 4/ 1/2035	1,000		862
Pima County Industrial Development Authority						Colorado (2.91%)
	6.25%, 6/ 1/2026	160		152		City of Colorado Springs CO FSA
	6.00%, 6/ 1/2036	160		138		5.25%, 12/15/2022	3,000		3,094
	5.75%, 7/ 1/2036	100		85		Colorado Health Facilities Authority
						5.00%, 12/ 1/2035	1,250		1,020
	6.55%, 12/ 1/2037	300		266		Colorado Health Facilities Authority FSA
University Medical Center Corp/AZ GO of Corp						5.20%, 3/ 1/2031	1,000		1,008
	5.00%, 7/ 1/2035	1,500		1,304		Fort Collins CO AMBAC

				5,090		5.38%, 6/ 1/2023	2,275		2,324

	California (9.84%)					Lincoln Park Metropolitan District/CO
	Bay Area Toll Authority FSA					6.20%, 12/ 1/2037	500		498

	6.50%, 4/ 1/2039	1,500		1,500					7,944

	California State Department of Water					Connecticut (0.85%)
	Resources MBIA
	5.25%, 5/ 1/2020 (a)	6,000		6,577		Connecticut State Health & Educational
						RADIAN
	California State Public Works Board					5.25%, 7/ 1/2032	1,000		904
	5.00%, 4/ 1/2030	1,175		1,146		State of Connecticut ACA
	California Statewide Communities					6.60%, 7/ 1/2024	1,500		1,405

	Development Authority
	5.00%, 3/ 1/2035	1,000		924					2,309

	Foothill Eastern Transportation Corridor					District of Columbia (0.94%)
	Agency/CA MBIA					District of Columbia MBIA
	0.00%, 1/15/2018 (b)	2,000		1,133		6.97%, 9/15/2029	2,000		2,000
	Fremont Unified School District/Alameda					District of Columbia Water & Sewer Authority
	County CA FGIC					FSA
	5.00%, 8/ 1/2025	1,000		1,016		5.50%, 10/ 1/2017	500		558

Golden State Tobacco Securitization Corp/CA									2,558

	5.00%, 6/ 1/2033	2,000		1,561
	5.00%, 6/ 1/2045	1,000		884		Florida (7.60%)
Hesperia Public Financing Authority/CA XLCA						Amelia Walk Community Development District
	5.00%, 9/ 1/2031	1,000		899		5.50%, 5/ 1/2037	100		78

			Schedule of Investments
			Tax-Exempt Bond Fund
			July 31, 2008 (unaudited)

	Principal							Principal
	Amount		Value					Amount	Value
	(000	's)	(000	's)			(000	's)	(000	's)

TAX-EXEMPT BONDS (continued)					TAX-EXEMPT BONDS (continued)
Florida (continued)					Hawaii (continued)
Bay Laurel Center Community Development					City & County of Honolulu HI (continued)
District					6.00%, 1/ 1/2012		$730		$804

5.45%, 5/ 1/2037	$485		$379						2,196

County of Alachua FL
5.88%, 11/15/2042	150		128		Idaho	(3.18%)
County of Miami-Dade FL ASSURED GTY					Idaho Health Facilities Authority/ID
5.25%, 10/ 1/2033	2,000		1,924		6.65%, 2/15/2021 (e)		2,000		2,454
County of Orange FL AMBAC					Idaho Health Facilities Authority/ID RADIAN
5.50%, 10/ 1/2032	3,000		3,270		5.25%, 9/ 1/2025		2,000		1,924
Escambia County Health Facilities Authority					Idaho Housing & Finance Association/ID
AMBAC					5.90%, 1/ 1/2015		220		225
5.95%, 7/ 1/2020	110		116		5.85%, 7/ 1/2036		1,000		970
Florida Housing Finance Agency AMBAC					4.90%, 7/ 1/2038		3,750		3,099

6.50%, 7/ 1/2036	900		900						8,672

Florida State Board of Education FGIC
5.25%, 7/ 1/2017	800		837		Illinois (11.44%)
Highlands County Health Facilities Authority					Chicago O'Hare International Airport/IL
					AGC-ICC MBIA
5.00%, 11/15/2031	1,180		1,100		5.25%, 1/ 1/2025 (a)		2,250		2,291
Hillsborough County Port District MBIA					Chicago O'Hare International Airport/IL
5.38%, 6/ 1/2027	1,000		958		AMBAC
Miami-Dade County School Board/FL					5.50%, 1/ 1/2017		965		997
ASSURED GTY					Chicago O'Hare International Airport/IL FSA
5.25%, 5/ 1/2028	2,000		2,007		5.75%, 1/ 1/2020 (a)		10,000		10,153
Orange County Health Facilities Authority FSA					Chicago O'Hare International Airport/IL
2.35%, 10/ 1/2041	200		200		FSA-CR FGIC
Orange County Housing Finance Authority					5.25%, 10/ 1/2041 (a)		2,000		2,071
7.00%, 10/ 1/2025 (e)	500		522		City of Chicago IL
Orlando Utilities Commission					7.46%, 2/15/2026		250		253
6.00%, 10/ 1/2010	5,000		5,371		City of Chicago IL ASSURED GTY
Osceola County School Board AMBAC					5.25%, 1/ 1/2025		2,000		2,080
5.13%, 6/ 1/2022	1,300		1,405		City of Chicago IL GNMA
Port St Lucie FL MBIA					6.30%, 9/ 1/2029		475		498
5.00%, 7/ 1/2033	500		489		City of Yorkville IL
Seminole Indian Tribe of Florida					5.75%, 3/ 1/2028		500		429
5.75%, 10/ 1/2022 (c)	250		241		6.00%, 3/ 1/2036		625		524
Tolomato Community Development District					Gilberts Special Service Area No 19
6.55%, 5/ 1/2027	300		297		5.38%, 3/ 1/2016		500		374
6.65%, 5/ 1/2040	300		297		Huntley Special Service Area No 10/IL
Wentworth Estates Community Development					ASSURED GTY
District					5.10%, 3/ 1/2029		1,000		1,003
5.63%, 5/ 1/2037	155		111		Illinois Finance Authority
West Villages Improvement District					6.00%, 5/15/2025		500		462
5.50%, 5/ 1/2037	160		117		5.00%, 8/15/2026		160		130

			20,747		5.10%, 8/15/2031		505		397

Georgia (2.26%)					5.50%, 8/ 1/2037		500		460
Monroe County Development Authority/GA					5.75%, 11/15/2037		1,500		1,489
MBIA					Illinois Finance Authority AMBAC
6.70%, 1/ 1/2009	2,500		2,549		6.25%, 2/ 1/2033		250		259
6.75%, 1/ 1/2010	3,410		3,615		Illinois Health Facilities Authority

			6,164		7.00%, 2/15/2009		55		56

Hawaii (0.80%)					7.00%, 2/15/2018		720		847
City & County of Honolulu HI					Metropolitan Pier & Exposition Authority/IL
6.00%, 1/ 1/2012	1,270		1,392		FGIC
					0.00%, 6/15/2009 (b)		5,055		4,960

				Schedule of Investments
				Tax-Exempt Bond Fund
				July 31, 2008 (unaudited)

		Principal					Principal
		Amount		Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

TAX-EXEMPT BONDS (continued)						TAX-EXEMPT BONDS (continued)
Illinois (continued)						Kentucky (0.68%)
Pingree Grove Special Service Area No 7						City of Murray KY
6.00%, 3/ 1/2036		$149		$131		5.13%, 8/ 1/2037	$1,000		$885
Village of Bartlett IL						Louisville & Jefferson County Metropolitan
5.60%, 1/ 1/2023		300		283		Government
Village of Bolingbrook IL						5.25%, 10/ 1/2036 (a)	1,075		966

6.25%, 1/ 1/2024 (b)(f)		500		484					1,851

Village of Pingree Grove IL						Louisiana (2.45%)
5.25%, 3/ 1/2015		400		384		Lafayette LA MBIA
Volo Village Special Service Area No 3						5.25%, 11/ 1/2023	2,680		2,782
6.00%, 3/ 1/2036		250		218		Louisiana Public Facilities Authority

				31,233		0.00%, 12/ 1/2019 (b)	1,500		900

Indiana (3.51%)						Louisiana Public Facilities Authority AMBAC
County of St Joseph IN						6.50%, 7/ 1/2041	2,000		2,000
6.00%, 5/15/2026		230		211		State of Louisiana FSA
6.00%, 5/15/2038		100		87		5.00%, 5/ 1/2036	1,000		994

Hendricks County Building Facilities Corp									6,676

5.50%, 7/15/2020		2,500		2,681		Maryland (2.55%)
Indiana Housing Finance Authority GNMA						City of Baltimore MD
3.60%, 1/ 1/2032		400		398		6.50%, 10/ 1/2011	2,000		2,010
Indiana Municipal Power Agency/IN MBIA						County of Howard MD
6.13%, 1/ 1/2013		5,145		5,539		5.25%, 4/ 1/2037	500		385
Noblesville Redevelopment Authority						County of Prince Georges MD
5.00%, 8/ 1/2021		655		662		5.20%, 7/ 1/2034	500		422

				9,578		Maryland Community Development

Iowa	(0.99%)					Administration
						5.05%, 9/ 1/2032 (d)	1,000		882
Altoona IA
5.75%, 6/ 1/2031		1,200		1,141		Maryland Health & Higher Educational
						Facilities Authority
City of Sibley IA						5.25%, 1/ 1/2027	250		209
6.00%, 12/ 1/2037		125		111		5.50%, 8/15/2033	1,500		1,449
Iowa Finance Authority
5.75%, 11/15/2024		400		356		5.75%, 1/ 1/2038	250		239
Pottawattamie County IA						Maryland Health & Higher Educational
						Facilities Authority MBIA
5.75%, 5/15/2026		385		334		4.75%, 7/ 1/2036	1,500		1,360

Tobacco Settlement Authority of Iowa/IA									6,956

5.50%, 6/ 1/2042		1,000		775

				2,717		Massachusetts (1.96%)

						Massachusetts Bay Transportation Authority
Kansas (3.36%)						5.25%, 7/ 1/2028	2,000		2,179
City of Lawrence KS						Massachusetts Development Finance Agency
5.13%, 7/ 1/2026		1,000		964		6.38%, 7/ 1/2029	800		762
City of Topeka KS XLCA						5.75%, 11/15/2042	500		423
5.25%, 8/ 1/2035		5,490		5,032
						Massachusetts Health & Educational Facilities
Lenexa KS						Authority
5.50%, 5/15/2039		1,000		861		6.00%, 7/ 1/2031	200		222
Manhattan KS						6.00%, 7/ 1/2031	800		816
5.00%, 5/15/2024		500		420
						5.00%, 7/ 1/2033	1,100		947

5.00%, 5/15/2036		300		231
									5,349

Sedgwick & Shawnee Counties KS GNMA
5.65%, 6/ 1/2037		1,690		1,658		Michigan (3.23%)

				9,166		Kent Hospital Finance Authority/MI

						5.25%, 7/ 1/2030	1,000		843
						5.50%, 1/15/2047	500		525

			Schedule of Investments
			Tax-Exempt Bond Fund
			July 31, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

TAX-EXEMPT BONDS (continued)					TAX-EXEMPT BONDS (continued)
Michigan (continued)					Missouri (continued)
Michigan Strategic Fund					Missouri Housing Development Commission
5.45%, 9/ 1/2029	$2,000		$2,008		GNMA
Michigan Strategic Fund XLCA					5.05%, 9/ 1/2024	$535		$502
5.45%, 12/15/2032	1,000		898		Missouri Joint Municipal Electric Utility
Michigan Tobacco Settlement Finance Authority					Commission MBIA
6.00%, 6/ 1/2048	4,000		3,328		5.00%, 1/ 1/2024	1,500		1,426
State of Michigan FSA					St Louis Industrial Development Authority/MO
5.25%, 10/ 1/2021	1,000		1,053		6.38%, 12/ 1/2030	500		462

Summit Academy North								4,504

5.00%, 11/ 1/2015	160		153		Nebraska (0.78%)

			8,808		Omaha Public Power District

Minnesota (0.60%)					6.15%, 2/ 1/2012	2,000		2,141
Aitkin MN
5.60%, 2/ 1/2032	160		140		Nevada (1.72%)
City of North Oaks MN					County of Clark NV
6.00%, 10/ 1/2027	100		95		5.90%, 11/ 1/2032	160		140
6.00%, 10/ 1/2033	200		185		Nevada Housing Division/NV GNMA
					5.88%, 4/ 1/2038	1,000		977
6.13%, 10/ 1/2039	100		93		Reno NV
City of Pine City MN					5.25%, 6/ 1/2037 (a)	1,760		1,607
6.25%, 5/ 1/2035	100		89		5.25%, 6/ 1/2041	1,000		903
Dakota County Community Development
Agency					Reno NV AMBAC
5.00%, 5/ 1/2042	750		573		5.13%, 6/ 1/2037	1,000		1,079

Inver Grove Heights MN								4,706

5.50%, 10/ 1/2033	500		465		New Hampshire (0.76%)

			1,640		New Hampshire Health & Education Facilities

					Authority FSA
Mississippi (0.39%)					5.50%, 8/ 1/2027	2,000		2,069
Biloxi Housing Authority/MS
6.25%, 9/ 1/2031	50		46		New Jersey (3.04%)
State of Mississippi FSA					Bergen County Improvement Authority CNTY
5.75%, 12/ 1/2013	170		176		GTD SCH BD RES FD
5.75%, 12/ 1/2013	115		119		5.00%, 4/ 1/2032	2,000		2,037
5.75%, 12/ 1/2013	195		202		New Jersey Economic Development Authority
5.75%, 12/ 1/2014	180		186		5.63%, 6/15/2019	500		489
5.75%, 12/ 1/2014	120		124		5.13%, 7/ 1/2025	160		132
5.75%, 12/ 1/2014	205		211		5.75%, 4/ 1/2031	1,000		900

			1,064		5.50%, 6/15/2031	1,000		904

					New Jersey Health Care Facilities Financing
Missouri (1.65%)					Authority
Cape Girardeau County Industrial Development					5.75%, 7/ 1/2037	1,750		1,663
5.63%, 6/ 1/2027	160		153		Tobacco Settlement Financing Corp/NJ
Carthage MO					4.75%, 6/ 1/2034	1,000		714
5.88%, 4/ 1/2030	160		137		5.00%, 6/ 1/2041	2,045		1,462

6.00%, 4/ 1/2038	750		635					8,301

City of Fenton MO
7.00%, 10/ 1/2021	575		650		New York (5.42%)
City of Kansas City MO					East Rochester Housing Authority/NY
5.25%, 3/ 1/2018 (b)	200		192		5.50%, 8/ 1/2033	160		135
5.40%, 6/ 1/2024	120		106		Metropolitan Transportation Authority/NY
City of Maryland Heights MO					4.75%, 7/ 1/2019	1,265		1,349
5.50%, 9/ 1/2018	250		241		Metropolitan Transportation Authority/NY
					FGIC
					5.25%, 11/15/2031	1,500		1,504

				Schedule of Investments
				Tax-Exempt Bond Fund
				July 31, 2008 (unaudited)

			Principal				Principal
			Amount	Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

TAX-EXEMPT BONDS (continued)						TAX-EXEMPT BONDS (continued)
New York (continued)						Oregon (continued)
New York City Industrial Development Agency						Oregon State Housing & Community Services
6.25%, 3/ 1/2015		$1,000		$981		Department/OR
6.50%, 3/ 1/2035		160		156		5.65%, 7/ 1/2028	$555		$561

New York City Municipal Water Finance									3,714

Authority MBIA						Pennsylvania (1.53%)
5.00%, 6/15/2027 (a)		5,000		5,087
						Allegheny County Hospital Development
New York Mortgage Agency/NY						Authority
5.65%, 4/ 1/2030		470		486		5.00%, 11/15/2028	500		397
New York State Dormitory Authority						City of Philadelphia PA FSA
5.50%, 7/ 1/2026		1,000		981		5.25%, 7/ 1/2029	2,500		2,607
New York State Dormitory Authority MBIA						Fulton County Industrial Development Authority
5.25%, 10/ 1/2023		1,500		1,561		5.90%, 7/ 1/2040	160		143
New York State Housing Finance Agency						Philadelphia Redevelopment Authority FGIC
SONYMA						5.50%, 4/15/2017	1,000		1,029

6.63%, 8/15/2012		310		311
									4,176

Tobacco Settlement Financing Authority/NY
AMBAC						South Carolina (1.09%)
5.25%, 6/ 1/2021		2,200		2,256		Lexington One School Facilities Corp

				14,807		5.25%, 12/ 1/2029	1,000		1,008

Ohio	(3.53%)					South Carolina Jobs-Economic Development
						Authority AMBAC
Adams County Hospital						5.20%, 11/ 1/2027	1,000		1,010
6.25%, 9/ 1/2020		1,000		885
						Tobacco Settlement Revenue Management
Buckeye Tobacco Settlement Financing						Authority
Authority						5.00%, 6/ 1/2018	1,000		967

5.75%, 6/ 1/2034		500		412
									2,985

5.88%, 6/ 1/2047		4,500		3,642
County of Cuyahoga OH						South Dakota (0.44%)
7.50%, 1/ 1/2030		1,000		1,059		South Dakota Health & Educational Facilities
County of Franklin OH						Authority/SD
5.13%, 7/ 1/2035		800		683		5.25%, 11/ 1/2034	1,250		1,215
Ohio Housing Finance Agency/OH
GNMA/FNMA/FHLMC						Tennessee (4.02%)
5.30%, 9/ 1/2028		365		343		Chattanooga Health Educational & Housing
5.40%, 3/ 1/2033		640		592		Facility Board/TN
						5.50%, 10/ 1/2020	540		502
Ohio State Higher Educational Facility
Commission						Johnson City Health & Educational Facilities
2.30%, 4/ 1/2022		1,000		1,000		Board
						7.50%, 7/ 1/2033	1,000		1,185
Ohio State University
5.13%, 12/ 1/2031		1,000		1,009		5.50%, 7/ 1/2036	375		340

				9,625		Shelby County Health, Educational & Housing

						Facility Board
Oklahoma (0.11%)						5.63%, 9/ 1/2026	500		461
Oklahoma Housing Finance Agency GNMA						Shelby County Health, Educational & Housing
8.00%, 8/ 1/2018		140		150		Facility Board FSA
Weatherford Hospital Authority						5.25%, 9/ 1/2027	1,000		1,020
6.00%, 5/ 1/2025		160		147		Tennessee Energy Acquisition Corp/TN

				297		Goldman Sacs Group

						5.25%, 9/ 1/2018	3,000		2,942
Oregon (1.36%)						Tennessee Housing Development Agency/TN
City of Portland OR AMBAC						GO of AGY
5.75%, 6/15/2016		1,000		1,039		5.70%, 7/ 1/2031	355		364
City of Portland OR FSA						4.85%, 1/ 1/2032	4,925		4,163

5.25%, 6/ 1/2020		2,000		2,114					10,977

				Schedule of Investments
				Tax-Exempt Bond Fund
				July 31, 2008 (unaudited)

		Principal					Principal
		Amount		Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

TAX-EXEMPT BONDS (continued)						TAX-EXEMPT BONDS (continued)
Texas	(6.45%)					Virginia (0.74%)
Austin TX Convention Enterprises Inc/TX						Henrico County Economic Development
	5.75%, 1/ 1/2034	$500		$437		Authority/VA
City of Houston TX AMBAC						5.00%, 10/ 1/2027	$1,000		$906
	5.75%, 9/ 1/2015	1,000		1,051		Lexington Industrial Development Authority
City of Houston TX FSA						5.38%, 1/ 1/2028	750		644
	5.75%, 3/ 1/2015	85		90		White Oak Village Shops Community
Dallas County Flood Control District						Development
	6.75%, 4/ 1/2016	245		258		5.30%, 3/ 1/2017	500		476

Dallas-Fort Worth International Airport									2,026

BHAC-CR FGIC						Washington (4.09%)
	5.50%, 11/ 1/2031	1,500		1,496		Franklin County School District No 1
Dallas-Fort Worth International Airport						Pasco/WA FSA
Facilities Improvement Corp MBIA						5.25%, 12/ 1/2019	5,000		5,303
	6.00%, 11/ 1/2023	500		502		King County School District No 415 Kent/WA
El Paso County Hospital District/TX						6.30%, 12/ 1/2008	1,065		1,081
ASSURED GTY
	5.00%, 8/15/2037	1,000		976		Skagit County Public Hospital District
						5.75%, 12/ 1/2032	300		280
Harris County Health Facilities Development
AMBAC						State of Washington
	8.50%, 11/15/2047	1,000		1,000		6.40%, 6/ 1/2017	3,000		3,481
Lufkin Health Facilities Development Corp/TX						Washington Health Care Facilities Authority
	5.50%, 2/15/2032	500		458		FSA
						5.50%, 8/15/2038	1,000		1,025

Metro Health Facilities Development Corp/TX
	7.20%, 1/ 1/2021	1,100		1,115					11,170

North Central Texas Health Facility						West Virginia (1.01%)
Development Corp						Harrison County County Commission MBIA
	5.13%, 5/15/2029	1,000		986		6.88%, 4/15/2022	2,500		2,506
North Central Texas Health Facility						Ohio County Commission Sewage System
Development Corp AMBAC						5.85%, 6/ 1/2034	250		244

	5.25%, 8/15/2032	1,000		1,000
									2,750

North Texas Health Facilities Development
Corp FSA						Wisconsin (2.58%)
	5.00%, 9/ 1/2024	1,000		1,012		County of Milwaukee WI FSA
	5.00%, 9/ 1/2032	2,000		1,972		5.25%, 12/ 1/2025	4,000		3,906
North Texas Tollway Authority						Wisconsin Health & Educational Facilities
	5.63%, 1/ 1/2033	1,000		991		Authority
	5.75%, 1/ 1/2033	1,000		972		6.00%, 8/15/2019	600		602
Sea Breeze Public Facility Corp						Wisconsin Health & Educational Facilities
	6.50%, 1/ 1/2046	100		89		Authority FSA
						5.00%, 8/ 1/2034 (a)	1,750		1,698
Texas State Department Of Housing &
Community Affairs GNMA						Wisconsin Housing & Economic Development
	5.70%, 1/ 1/2033	1,245		1,271		4.75%, 9/ 1/2033	1,000		826

Texas Tech University MBIA									7,032

	5.00%, 8/15/2025	1,000		1,069		TOTAL TAX-EXEMPT BONDS	$293,017

Tyler Health Facilities Development Corp
	5.38%, 11/ 1/2037	1,000		859		Total Investments			293,017

				17,604

Utah	(1.65%)
Utah Housing Corp
	5.75%, 7/ 1/2036	1,000		957
5.25%, 1/ 1/2039 (a)		4,000		3,557

				4,514

Schedule of Investments Tax-Exempt Bond Fund July 31, 2008 (unaudited)

	Principal
	Amount		Value
	(000	's)	(000	's)

LIABILITY FOR FLOATING RATE NOTES ISSUED IN
CONJUNCTION WITH SECURITIES HELD (-8.18%)
Notes with interest rates ranging from 2.22%
to 2.82% at July 31, 2008 and contractual
maturity of collateral from 2011-2039. (g) $	(22,343	) $	(22,343)

Total Net Investments	$270,674
Other Assets in Excess of Liabilities, Net - 0.85%			2,334

TOTAL NET ASSETS - 100.00%	$273,008

(a)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See notes.
(b) Non-Income Producing Security
(c)	Security exempt from registration under Rule 144A of the Securities Act
	of 1933. These securities may be resold in transactions exempt from
	registration, normally to qualified institutional buyers. Unless otherwise
	indicated, these securities are not considered illiquid. At the end of the
	period, the value of these securities totaled $723 or 0.26% of net assets.
(d)	Security purchased on a when-issued basis.
(e) Security is Illiquid
(f) Variable Rate
(g)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at July 31, 2008.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$7,196
Unrealized Depreciation			(13,765)

Net Unrealized Appreciation (Depreciation)			(6,569)
Cost for federal income tax purposes			277,246
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Sector			Percent

Insured			48.66%
Revenue			35.53%
Prerefunded			16.17%
General Obligation			4.34%
Revenue - Special Tax			1.82%
Tax Allocation			0.81%
Liability for Floating Rate Notes Issued			(8.18%)
Other Assets in Excess of Liabilities, Net			0.85%

TOTAL NET ASSETS			100.00%

				Schedule of Investments
				Ultra Short Bond Fund
				July 31, 2008 (unaudited)

		Principal					Principal
		Amount		Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

BONDS	(73.69%)					BONDS (continued)
Agricultural Operations (0.28%)						Asset Backed Securities (continued)
Cargill Inc						Sail Net Interest Margin Notes
4.04%, 1/21/2011 (a)(b)		$500		$498		5.50%, 6/27/2035 (b)(d)	$136		$-
						SLC Student Loan Trust
Airlines (0.30%)						3.07%, 9/15/2013 (a)	928		926
American Airlines Inc						Swift Master Auto Receivables Trust
7.25%, 2/ 5/2009		250		243		2.56%, 6/15/2012 (a)	310		283
Delta Air Lines Inc						Wells Fargo Home Equity Trust
6.62%, 3/18/2011		326		296		2.56%, 3/25/2037 (a)	126		125

				539					8,795

Appliances (0.14%)						Auto/Truck Parts & Equipment - Original (0.09%)
Whirlpool Corp						Tenneco Inc
3.28%, 6/15/2009 (a)		250		249		10.25%, 7/15/2013	155		160

Asset Backed Securities (4.97%)						Automobile Sequential (2.68%)
Ameriquest Mortgage Securities Inc						Capital Auto Receivables Asset Trust
3.16%, 7/25/2035 (a)		1,000		193		2.49%, 10/15/2009 (a)	382		381
Caterpillar Financial Asset Trust						3.24%, 1/15/2010 (a)(b)	250		250
4.09%, 12/27/2010		250		251		3.91%, 10/15/2012 (a)	525		528
Chase Funding Mortgage Loan Asset-Backed						Capital One Auto Finance Trust
Certificates						2.47%, 7/15/2011 (a)	355		345
3.34%, 5/25/2026		151		150
						CPS Auto Trust
CNH Equipment Trust						5.44%, 11/15/2010 (b)	563		567
3.31%, 9/15/2010 (a)		230		230
						Ford Credit Auto Owner Trust
3.66%, 4/15/2011 (a)		1,500		1,507		4.38%, 1/15/2010 (a)	196		196
Countrywide Asset-Backed Certificates						Honda Auto Receivables Owner Trust
3.59%, 12/25/2032 (a)		246		189		2.64%, 2/15/2011 (a)	250		249
3.84%, 12/25/2032 (a)		599		423		5.46%, 5/23/2011	750		765
4.64%, 5/25/2033 (a)		148		84		Hyundai Auto Receivables Trust
3.46%, 6/25/2035 (a)		1,000		263		2.86%, 1/17/2012 (a)	500		497
3.11%, 11/25/2035 (a)		1,000		205		Nissan Auto Lease Trust
3.12%, 12/25/2035 (a)		875		507		4.27%, 12/15/2010	500		502
6.50%, 1/25/2036 (c)		185		3		Nissan Auto Receivables Owner Trust
2.96%, 2/25/2037 (a)		500		68		2.96%, 5/17/2010 (a)	160		160
3.36%, 11/25/2037 (a)		1,000		82		WFS Financial Owner Trust
Fannie Mae Grantor Trust						3.93%, 2/17/2012	306		306

5.41%, 9/26/2033 (a)		752		660					4,746

First Horizon Asset Backed Trust						Building Products - Cement & Aggregate (0.24%)
2.59%, 10/25/2026 (a)		381		280		Martin Marietta Materials Inc
Ford Credit Floorplan Master Owner Trust						2.95%, 4/30/2010 (a)	435		423
2.91%, 6/15/2011 (a)		450		437
JP Morgan Mortgage Acquisition Corp						Building Products - Wood (0.31%)
2.54%, 3/25/2037 (a)		185		176		Masco Corp
Lehman XS Trust						3.09%, 3/12/2010 (a)	585		540
4.53%, 11/25/2035 (a)		530		355
3.36%, 6/25/2046 (a)		2,003		84		Cable TV (1.11%)
Long Beach Asset Holdings Corp						Comcast Corp
5.93%, 10/25/2046 (b)(c)(d)		599		-		3.09%, 7/14/2009 (a)	700		692
Long Beach Mortgage Loan Trust						COX Communications Inc
2.96%, 2/25/2035 (a)		1,000		891		3.88%, 10/ 1/2008	500		500
Nomura Asset Acceptance Corp						DirecTV Holdings LLC/DirecTV Financing Co
2.68%, 1/25/2036 (a)(b)		634		423		8.38%, 3/15/2013	500		516

			Schedule of Investments
			Ultra Short Bond Fund
			July 31, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Cable TV (continued)					Data Processing & Management (0.28%)
Echostar DBS Corp					Fidelity National Information Services
5.75%, 10/ 1/2008	$250		$250		4.75%, 9/15/2008	$500		$493

			1,958

					Diversified Manufacturing Operations (0.30%)
Casino Hotels (0.14%)					Tyco International Group SA
Mandalay Resort Group					6.13%, 1/15/2009	525		529
9.50%, 8/ 1/2008	250		250
					Diversified Operations (0.19%)
Cellular Telecommunications (0.76%)					Capmark Financial Group Inc
Rural Cellular Corp					3.37%, 5/10/2010 (a)	475		337
8.25%, 3/15/2012	225		230
US Unwired Inc					Drug Delivery Systems (0.27%)
10.00%, 6/15/2012	250		252		Hospira Inc
Vodafone Group PLC					3.28%, 3/30/2010 (a)	500		481
3.12%, 6/15/2011 (a)	500		486
2.92%, 2/27/2012 (a)	400		382		Electric - Generation (0.02%)

			1,350		CE Casecnan Water & Energy

					11.95%, 11/15/2010	29		30
Chemicals - Diversified (0.18%)
Huntsman LLC					Electric - Integrated (1.46%)
11.50%, 7/15/2012	300		313
					Entergy Gulf States Inc
					3.43%, 12/ 8/2008 (a)(b)	100		100
Commercial Banks (1.29%)
Colonial Bank NA/Montgomery AL					3.08%, 12/ 1/2009 (a)(f)	405		401
8.00%, 3/15/2009 (e)	500		503		Georgia Power Co
Glitnir Banki HF					3.36%, 3/17/2010 (a)	500		498
2.95%, 10/15/2008 (a)(b)	250		249		Midamerican Energy Holdings Co
HSBC America Capital Trust I					7.52%, 9/15/2008	300		301
7.81%, 12/15/2026 (b)	750		729		Pepco Holdings Inc
M&I Marshall & Ilsley Bank					3.31%, 6/ 1/2010 (a)	225		222
2.95%, 12/ 4/2012 (a)	500		396		Public Service Electric & Gas Co
VTB Capital SA					3.66%, 3/12/2010 (a)	500		495
3.38%, 8/ 1/2008 (a)(b)	400		400		TECO Energy Inc

			2,277		4.87%, 5/ 1/2010 (a)	325		317

					Wisconsin Power & Light
Computer Services (0.06%)					5.70%, 10/15/2008	250		251

Sungard Data Systems Inc								2,585

3.75%, 1/15/2009	100		99
					Electronic Components - Miscellaneous (0.65%)
Credit Card Asset Backed Securities (1.70%)					Koninklijke Philips Electronics NV
American Express Credit Account Master Trust					3.84%, 3/11/2011 (a)	1,000		997
2.74%, 3/15/2012 (a)	850		836		Sanmina-SCI Corp
Bank One Issuance Trust					5.53%, 6/15/2010 (a)(b)	147		145

2.65%, 6/15/2012 (a)	375		373					1,142

Cabela's Master Credit Card Trust					Fiduciary Banks (0.28%)
3.31%, 12/16/2013 (a)(b)	500		494		Bank of New York Mellon Corp/The
Chase Issuance Trust					3.18%, 2/ 5/2010 (a)(g)	500		499
2.91%, 1/15/2012 (a)	500		498
Citibank Credit Card Issuance Trust					Finance - Auto Loans (0.36%)
2.77%, 11/22/2010 (a)	330		330		Ford Motor Credit Co LLC
Discover Card Master Trust I					5.54%, 1/13/2012 (a)	500		362
2.70%, 5/15/2012 (a)	500		482		GMAC LLC

			3,013		3.93%, 5/15/2009 (a)	300		266

								628

				Schedule of Investments
				Ultra Short Bond Fund
				July 31, 2008 (unaudited)

			Principal				Principal
			Amount	Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

	BONDS (continued)					BONDS (continued)
	Finance - Commercial (0.71%)					Home Equity - Other (1.73%)
	Caterpillar Financial Services Corp					Asset Backed Funding Corp NIM Trust
	3.21%, 2/ 8/2010 (a)	$750		$751		5.90%, 7/26/2035 (b)(d)	$56		$-
	CIT Group Inc					Countrywide Asset-Backed Certificates
	3.88%, 11/ 3/2008	325		320		4.93%, 5/25/2032 (a)	243		194
	2.94%, 2/13/2012 (a)	250		186		First NLC Trust

				1,257		3.21%, 9/25/2035 (a)	1,000		213

						GSAA Trust
	Finance - Consumer Loans (0.28%)					5.69%, 4/25/2034	391		388
	John Deere Capital Corp					JP Morgan Mortgage Acquisition Corp NIM
	3.49%, 1/18/2011 (a)	500		501		5.80%, 4/25/2036 (b)(c)(d)	158		-
						Mastr Asset Backed NIM Trust
Finance - Investment Banker & Broker (1.70%)						4.75%, 5/26/2035 (c)(d)	40		-
	Bear Stearns Cos Inc/The
	3.06%, 7/16/2009 (a)	360		359		Mastr Asset Backed Securities Trust
						3.11%, 10/25/2035 (a)	475		170
	2.84%, 11/28/2011 (a)	500		481		New Century Home Equity Loan Trust
	Goldman Sachs Group Inc/The					3.16%, 7/25/2035 (a)	1,000		282
	2.84%, 12/23/2008 (a)	400		399		Option One Mortgage Loan Trust
	Lehman Brothers Holdings Inc					3.13%, 8/25/2035 (a)	1,000		262
	3.50%, 8/ 7/2008	236		236		3.26%, 6/25/2037 (a)	1,000		75
	2.51%, 11/24/2008 (a)	500		494		Residential Asset Securities Corp
	3.00%, 7/18/2011 (a)	250		220		3.14%, 4/25/2035 (a)	1,000		796
	Merrill Lynch & Co Inc					3.21%, 7/25/2035 (a)	1,000		670

	2.90%, 6/ 5/2012 (a)	600		518					3,050

	Morgan Stanley
	3.07%, 1/15/2010 (a)(f)	300		291		Home Equity - Sequential (0.33%)

				2,998		Argent Securities Inc

						4.60%, 1/25/2034 (a)	342		337
	Finance - Leasing Company (0.42%)					BNC Mortgage Loan Trust
	International Lease Finance Corp					2.63%, 7/25/2037 (a)	455		245
	3.13%, 4/20/2009 (a)	750		742		Merrill Lynch Mortgage Investors NIM Trust
						4.50%, 1/25/2035 (b)(c)(d)(g)	1,313		-

Finance - Mortgage Loan/Banker (4.23%)
									582

	Countrywide Financial Corp
	3.02%, 3/24/2009 (a)	725		711		Investment Companies (0.55%)
	Fannie Mae					Xstrata Finance Dubai Ltd
	4.50%, 10/15/2008 (e)	2,750		2,761		3.04%, 11/13/2009 (a)(b)	1,000		978
	3.38%, 12/15/2008 (e)	2,000		2,006
	4.25%, 5/15/2009	1,000		1,011		Life & Health Insurance (0.13%)
	SLM Student Loan Trust					Unum Group
	3.48%, 7/25/2013 (a)	1,000		1,000		5.86%, 5/15/2009	230		232

				7,489

						Machinery - Farm (0.18%)
	Finance - Other Services (0.01%)					Case New Holland Inc
	Edison Mission Energy Funding					6.00%, 6/ 1/2009	325		323
	7.33%, 9/15/2008 (b)	23		23
						Medical - Drugs (0.11%)
Food	- Miscellaneous/Diversified (0.21%)					Angiotech Pharmaceuticals Inc
	Kraft Foods Inc					6.43%, 12/ 1/2013 (a)	225		200
	3.22%, 8/11/2010 (a)	375		368
						Medical - Wholesale Drug Distribution (0.14%)
Food	- Retail (0.35%)					Cardinal Health Inc
	Safeway Inc					3.05%, 10/ 2/2009 (a)	250		246
	3.16%, 3/27/2009 (a)	625		622

			Schedule of Investments
			Ultra Short Bond Fund
			July 31, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Metal Processors & Fabrication (0.14%)					Mortgage Backed Securities (continued)
Timken Co					Countrywide Alternative Loan Trust (continued)
5.75%, 2/15/2010	$250		$251		4.64%, 8/25/2035 (a)	$2,161		$1,451
					2.88%, 12/25/2035 (a)	1,414		748
Mortgage Backed Securities (33.34%)					2.81%, 5/25/2036 (a)	992		833
ACT Depositors Corp					2.86%, 5/25/2036 (a)	1,614		1,292
2.76%, 9/22/2041 (a)(c)	375		225		6.00%, 5/25/2036	292		284
American Home Mortgage Assets
7.31%, 11/25/2035 (a)	271		223		2.77%, 3/20/2046 (a)	1,173		475
American Home Mortgage Investment Trust					Countrywide Asset-Backed Certificates
4.03%, 9/25/2045 (a)	416		245		6.00%, 11/ 8/2036 (b)(d)	491		-
					Countrywide Home Loan Mortgage Pass
Banc of America Alternative Loan Trust					Through Certificates
2.86%, 6/25/2036 (a)	1,398		1,363		4.10%, 7/25/2034 (a)	556		548
Banc of America Commercial Mortgage Inc					2.76%, 3/25/2035 (a)	288		161
7.33%, 11/15/2031	387		394
					5.53%, 3/20/2036 (a)	457		419
1.02%, 11/10/2038 (a)	12,825		214
					CS First Boston Mortgage Securities Corp
0.25%, 7/10/2042	63,464		542		6.38%, 12/16/2035	185		189
0.68%, 7/10/2042 (a)	22,809		326		0.58%, 7/15/2036 (a)(b)	5,771		73
0.11%, 7/10/2043 (a)(b)	6,178		60		0.31%, 8/15/2036 (a)(b)	5,946		54
0.16%, 9/10/2045	121,064		880		0.50%, 11/15/2036 (a)(b)	10,551		371
0.07%, 10/10/2045	17,550		56		0.67%, 1/15/2037 (a)(b)	5,105		110
5.31%, 10/10/2045 (a)	250		246		0.66%, 7/15/2037 (b)	23,304		440
0.40%, 7/10/2046 (a)	7,592		124		Deutsche ALT-A Securities NIM Trust
Banc of America Mortgage Securities Inc					6.50%, 2/25/2047 (a)(b)(c)	4		4
4.08%, 3/25/2034 (a)	368		331		Downey Savings & Loan Association Mortgage
5.07%, 8/25/2034 (a)	368		348		Loan Trust
Bank of America-First Union NB Commercial					2.72%, 4/19/2047 (a)	1,488		590
Mortgage					First Republic Mortgage Loan Trust
1.76%, 4/11/2037 (a)(b)	9,400		45		2.76%, 8/15/2032 (a)	238		215
Bear Stearns Adjustable Rate Mortgage Trust					First Union National Bank Commercial
6.43%, 4/25/2034 (a)	116		91		Mortgage Securities Inc
Bear Stearns Alt-A Trust					7.84%, 5/17/2032	239		248
6.52%, 5/25/2035 (a)	263		218		0.90%, 1/12/2043 (a)(b)	26,110		500
3.11%, 7/25/2035 (a)	1,000		488		Freddie Mac
3.11%, 8/25/2035 (a)	1,002		256		2.86%, 7/15/2023 (a)	807		789
Bear Stearns Mortgage Funding Trust					6.00%, 3/15/2026	514		526
2.67%, 7/25/2036 (a)	1,048		651		6.00%, 6/15/2031	475		479
Chase Mortgage Finance Corp					G-Force LLC
5.80%, 3/25/2037 (a)	622		307		2.76%, 12/25/2039 (a)(b)	1,000		730
5.02%, 7/25/2037 (a)	248		239		Ginnie Mae
Citicorp Mortgage Securities Inc					1.57%, 10/16/2012 (a)	8,174		229
5.50%, 12/25/2033	1,030		1,016		4.51%, 10/16/2028 (a)	424		424
Citigroup Commercial Mortgage Trust					3.96%, 6/16/2031	1,093		1,077
0.44%, 5/15/2043 (b)	33,800		466		1.10%, 2/16/2047 (a)	9,311		472
0.52%, 10/15/2049 (a)	24,699		525		0.85%, 3/16/2047 (a)	3,503		188
Citigroup/Deutsche Bank Commercial					GMAC Commercial Mortgage Securities Inc
Mortgage Trust					0.72%, 5/10/2043 (a)	14,441		227
0.43%, 10/15/2048 (a)	11,372		206
					Greenwich Capital Commercial Funding Corp
0.38%, 12/11/2049 (a)(b)	15,467		310		0.11%, 4/10/2037 (b)	26,051		95
Countrywide Alternative Loan Trust					0.78%, 8/10/2042 (a)(b)	54,452		907
3.56%, 10/25/2034 (a)	625		139
					0.31%, 12/10/2049 (a)(b)	17,525		249
3.51%, 2/25/2035 (a)	1,000		837
					GS Mortgage Securities Corp II
3.31%, 7/25/2035 (a)	984		222		0.70%, 7/10/2039 (a)(b)	6,822		141

			Schedule of Investments
			Ultra Short Bond Fund
			July 31, 2008 (unaudited)

	Principal					Principal
	Amount		Value			Amount		Value
	(000	's)	(000	's)		(000	's)	(000	's)

BONDS (continued)					BONDS (continued)
Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
GSC Capital Corp Mortgage Trust					Merrill Lynch Mortgage Investors Inc
2.72%, 2/25/2036 (a)	$235		$175		2.81%, 8/25/2036 (a)	$1,015		$466
GSR Mortgage Loan Trust					Merrill Lynch Mortgage Trust
4.64%, 9/25/2035 (a)	604		579		5.80%, 5/12/2039 (a)	275		274
Heller Financial Commercial Mortgage Asset					0.56%, 5/12/2043	9,997		199
Corp					Merrill Lynch/Countrywide Commercial
8.18%, 1/17/2034 (a)	600		624		Mortgage Trust
Homebanc Mortgage Trust					0.10%, 7/12/2046 (a)(b)	12,990		166
3.13%, 7/25/2035 (a)	1,000		350		0.11%, 12/12/2049 (a)(b)	38,731		461
2.79%, 10/25/2035 (a)	1,967		1,348		0.65%, 12/12/2049 (a)	24,349		644
2.80%, 1/25/2036 (a)	1,795		1,359		MLCC Mortgage Investors Inc
Impac CMB Trust					2.95%, 7/25/2029 (a)	802		774
4.71%, 9/25/2034 (a)	121		83		Morgan Stanley Capital I
3.44%, 10/25/2034 (a)	650		475		1.00%, 1/13/2041 (a)(b)	20,955		503
4.01%, 10/25/2034 (a)	304		142		2.84%, 8/25/2046 (a)(c)	1,000		450
3.20%, 11/25/2034 (a)	83		71		3.06%, 12/20/2046 (a)(b)	200		73
3.22%, 1/25/2035 (a)	31		24		Residential Funding Mortgage Securities
2.77%, 4/25/2035 (a)	808		354		3.06%, 7/25/2036 (a)	1,634		1,546
2.97%, 8/25/2035 (a)	150		71		Structured Adjustable Rate Mortgage Loan Trust
3.00%, 8/25/2035 (a)	166		75		3.16%, 8/25/2034 (a)	677		296
Impac Secured Assets CMN Owner Trust					Structured Asset Mortgage Investments Inc
2.86%, 11/25/2034 (a)	74		61		3.04%, 8/25/2035 (a)	885		475
Indymac Index Mortgage Loan Trust					6.46%, 8/25/2035 (a)	189		192
6.19%, 3/25/2035 (a)	465		441		2.77%, 2/25/2036 (a)	794		322
5.58%, 5/25/2035 (a)	641		309		2.68%, 5/25/2036 (a)	699		428
5.33%, 6/25/2035 (a)	1,110		934		5.86%, 5/25/2036 (a)	160		153
0.80%, 7/25/2035 (a)	18,800		45		6.11%, 5/25/2036 (a)	553		420
JP Morgan Alternative Loan Trust					3.14%, 5/25/2045 (a)	786		514
5.50%, 5/25/2036	60		60		Wachovia Bank Commercial Mortgage Trust
5.40%, 12/25/2036	210		203		0.36%, 6/15/2035 (b)	9,136		238
JP Morgan Chase Commercial Mortgage					0.42%, 10/15/2041 (a)(b)	2,046		23
Securities					0.25%, 3/15/2042 (a)(b)	3,016		24
0.48%, 10/12/2035 (a)(b)	30,242		879		0.64%, 5/15/2044 (a)(b)	19,057		334
6.04%, 11/15/2035	541		548		6.05%, 2/15/2051 (a)	300		296
0.22%, 7/12/2037 (b)	75,541		362		WaMu Commercial Mortgage Securities Trust
0.55%, 10/12/2037 (a)(b)	6,281		223		3.83%, 1/25/2035 (b)	342		335
0.54%, 7/15/2042 (a)	19,965		328		WaMu Mortgage Pass Through Certificates
5.30%, 5/15/2047 (a)	300		294		3.10%, 12/25/2027 (a)	1,115		970
0.34%, 2/12/2051 (a)	41,641		551		4.92%, 8/25/2035 (a)	463		448
JP Morgan Mortgage Trust					4.84%, 9/25/2035 (a)	568		529
4.89%, 4/25/2035 (a)	310		303		5.93%, 9/25/2036 (a)	1,230		1,153
6.04%, 10/25/2036 (a)	299		284		4.69%, 4/25/2044 (a)	475		396
LB-UBS Commercial Mortgage Trust					3.13%, 7/25/2045 (a)	796		404
1.25%, 7/15/2035 (b)	17,097		193		2.71%, 11/25/2045 (a)	79		73
1.03%, 2/15/2037 (a)(b)	16,091		289		3.01%, 1/25/2046 (a)	997		488
0.74%, 7/15/2040 (a)	20,569		457		4.13%, 11/25/2046 (a)	1,466		675
Lehman XS Trust					4.06%, 5/25/2047 (a)	1,838		1,131
2.83%, 5/25/2046 (a)	1,500		661		Washington Mutual Alternative Mortgage
2.92%, 5/25/2046 (a)(c)	1,415		262		4.28%, 7/25/2046 (a)	1,661		1,095
Mastr Seasoned Securities Trust
6.17%, 10/25/2032 (a)	102		97

			Schedule of Investments
			Ultra Short Bond Fund
			July 31, 2008 (unaudited)

		Principal						Principal
		Amount	Value					Amount	Value
	(000	's)	(000	's)			(000	's)	(000	's)

BONDS (continued)						BONDS (continued)
Mortgage Backed Securities (continued)						Reinsurance (0.28%)
Wells Fargo Mortgage Backed Securities						Berkshire Hathaway Finance Corp
5.24%, 4/25/2036 (a)	$1,552		$1,353			3.02%, 1/11/2011	$500		$499

			58,966

					REITS	- Healthcare (0.47%)
Mortgage Securities (0.26%)						HCP Inc
Residential Accredit Loans Inc						3.23%, 9/15/2008 (a)	825		823
2.96%, 2/25/2036 (a)	646		466
					REITS	- Mortgage (0.52%)
Multimedia (0.61%)						iStar Financial Inc
Time Warner Inc						3.33%, 3/16/2009 (a)(e)	375		338
2.91%, 11/13/2009 (a)	500		489			3.12%, 9/15/2009 (a)	400		339
Viacom Inc
3.13%, 6/16/2009 (a)	600		596			3.03%, 3/ 9/2010 (a)	300		235

			1,085						912

Office Automation & Equipment (0.37%)					REITS	- Office Property (0.27%)
Xerox Corp						HRPT Properties Trust
3.56%, 12/18/2009 (a)	650		646			3.38%, 3/16/2011 (a)	500		477

Oil Company - Exploration & Production (0.71%)					REITS	- Warehouse & Industrial (0.27%)
Anadarko Petroleum Corp						Prologis
3.18%, 9/15/2009 (a)	400		397			2.89%, 8/24/2009 (a)	500		486
Pemex Project Funding Master Trust						Rental - Auto & Equipment (0.55%)
4.59%, 10/15/2009 (a)(b)	500		504
						Erac USA Finance Co
4.08%, 6/15/2010 (a)(b)	350		350			3.05%, 4/30/2009 (a)(b)	500		492

			1,251			2.90%, 8/28/2009 (a)(b)	500		488

Pipelines (0.25%)									980

Rockies Express Pipeline LLC						Retail - Drug Store (0.25%)
5.10%, 8/20/2009 (a)(b)	200		200
						CVS/Caremark Corp
Williams Cos Inc						2.98%, 6/ 1/2010 (a)	450		440
4.79%, 10/ 1/2010 (a)(b)	250		245

			445		Retail - Regional Department Store (0.26%)

Quarrying (0.17%)						JC Penney Corp Inc
Vulcan Materials Co						7.38%, 8/15/2008	220		220
4.03%, 12/15/2010 (a)	300		298			Macys Retail Holdings Inc
						4.80%, 7/15/2009	250		246

Regional Banks (1.61%)									466

BAC Capital Trust XIII						Rubber - Tires (0.14%)
3.18%, 3/15/2043 (a)	250		165
						Goodyear Tire & Rubber Co/The
Capital One Financial Corp						6.68%, 12/ 1/2009 (a)	250		248
2.98%, 9/10/2009 (a)	250		235
First Union Institutional Capital I						Savings & Loans - Thrifts (0.20%)
8.04%, 12/ 1/2026	400		379			Washington Mutual Inc
Fleet Capital Trust II						3.10%, 3/22/2012 (a)	500		357
7.92%, 12/11/2026	577		589
NB Capital Trust						Sovereign Agency (1.78%)
7.83%, 12/15/2026	750		712			Fannie Mae
US Bancorp						5.13%, 9/ 2/2008	3,147		3,153
3.18%, 2/ 4/2010 (a)(g)	270		268
Wells Fargo & Co						Special Purpose Entity (0.65%)
3.22%, 1/29/2010 (a)	500		499			Allstate Life Global Funding II

			2,847			3.25%, 2/26/2010 (a)	750		745

				Schedule of Investments
				Ultra Short Bond Fund
				July 31, 2008 (unaudited)

		Principal					Principal
		Amount		Value			Amount		Value
		(000	's)	(000	's)		(000	's)	(000	's)

	BONDS (continued)					SENIOR FLOATING RATE INTERESTS (continued)
	Special Purpose Entity (continued)					Racetracks (0.16%)
	Williams Cos Inc Credit Linked Certificates					Penn National Gaming Inc, Term Loan B
	6.12%, 5/ 1/2009 (a)(b)	$400		$398		4.47%, 10/ 3/2012 (a)	$299		$286

				1,143

						Retail - Building Products (0.18%)
Steel	- Producers (0.30%)					HD Supply Inc, Term Loan B
	Ispat Inland ULC					3.72%, 8/30/2012 (a)	318		310
	9.75%, 4/ 1/2014	500		533
						Satellite Telecommunications (0.11%)
	Telecommunication Services (0.10%)					Telesat Canada Inc, Term Loan B
	Qwest Corp					5.77%, 9/ 1/2014 (a)	183		175
	5.63%, 11/15/2008	170		169		Telesat Canada Inc, Term Loan DD
						5.68%, 10/31/2014 (a)	11		10

	Telephone - Integrated (0.73%)
									185
	AT&T Inc

	2.88%, 2/ 5/2010 (a)	250		249		TOTAL SENIOR FLOATING RATE INTERESTS	$1,938

	Deutsche Telekom International Finance
	2.98%, 3/23/2009 (a)	125		124		U.S. GOVERNMENT & GOVERNMENT AGENCY
						OBLIGATIONS (11.08%)
	Telecom Italia Capital SA					Federal Home Loan Mortgage Corporation
	3.35%, 2/ 1/2011 (a)	160		154		(FHLMC) (0.39%)
	3.40%, 7/18/2011 (a)	600		572		5.21%, 7/ 1/2033 (a)	181		183
	Telefonica Emisiones SAU					7.20%, 10/ 1/2033 (a)	78		79
	3.11%, 2/ 4/2013 (a)(g)(h)	200		189		6.00%, 12/ 1/2034 (a)	428		433

				1,288					695

	Tobacco (0.19%)					Federal National Mortgage Association (FNMA) (7.28%)
	Reynolds American Inc					6.25%, 2/ 1/2021 (a)	535		539
	3.48%, 6/15/2011 (a)	350		333		4.49%, 6/ 1/2032 (a)	418		420
						4.79%, 6/ 1/2032 (a)	195		197
	Transport - Rail (0.13%)
	CSX Corp					7.00%, 8/ 1/2032 (a)	427		436
	4.88%, 11/ 1/2009	225		225		7.11%, 9/ 1/2032 (a)	513		518

	TOTAL BONDS		$130,332			4.19%, 5/ 1/2033 (a)	659		660

						3.73%, 6/ 1/2033 (a)	423		428
SENIOR FLOATING RATE INTERESTS (1.10%)						6.06%, 10/ 1/2033 (a)	101		102
	Applications Software (0.21%)					6.75%, 10/ 1/2033 (a)	77		78
	Metavante Corp, Term Loan B					6.82%, 1/ 1/2034 (a)	243		249
	4.55%, 11/ 1/2014 (a)	399		378
						6.52%, 2/ 1/2034 (a)	160		162
	Cellular Telecommunications (0.17%)					4.69%, 3/ 1/2034 (a)	704		702
	Alltel Holdings Corp, Term Loan B					5.43%, 3/ 1/2034 (a)	468		469
	5.21%, 5/31/2015 (a)	298		297		6.11%, 3/ 1/2034 (a)	349		355
						4.52%, 4/ 1/2034 (a)	370		372
	Electric - Integrated (0.14%)					4.77%, 7/ 1/2034 (a)	742		746
Texas Competitive Electric Holdings Company,						5.70%, 12/ 1/2034 (a)	361		363
	Term Loan B2
	6.24%, 8/ 7/2014 (a)	74		69		6.04%, 12/ 1/2034 (a)	452		461
Texas Competitive Electric Holdings Company,						6.28%, 1/ 1/2035 (a)	64		65
	Term Loan B3					6.32%, 2/ 1/2035 (a)	666		677
	6.26%, 10/10/2014 (a)	199		186		6.39%, 2/ 1/2035 (a)	347		351

				255		6.62%, 2/ 1/2035 (a)	63		64

	Publishing - Periodicals (0.13%)					4.38%, 5/ 1/2035 (a)	458		462
	Dex Media East LLC, Term Loan B					3.47%, 6/ 1/2035 (a)	472		470
	4.68%, 10/17/2014 (a)	245		227		4.49%, 7/ 1/2035 (a)	1,581		1,585
						4.88%, 7/ 1/2035 (a)	1,050		1,071
						4.49%, 9/ 1/2035 (a)	681		683

			Schedule of Investments
			Ultra Short Bond Fund
			July 31, 2008 (unaudited)

	Principal				(a) Variable Rate
	Amount		Value		(b)	Security exempt from registration under Rule 144A of the Securities Act
	(000	's)	(000	's)		of 1933. These securities may be resold in transactions exempt from

						registration, normally to qualified institutional buyers. Unless otherwise
U.S. GOVERNMENT & GOVERNMENT AGENCY						indicated, these securities are not considered illiquid. At the end of the
OBLIGATIONS (continued)						period, the value of these securities totaled $16,191 or 9.15% of net
Federal National Mortgage Association (FNMA)					assets.
(continued)					(c)	Market value is determined in accordance with procedures established in
6.65%, 1/ 1/2036 (a)	$181		$184			good faith by the Board of Directors. At the end of the period, the value

			12,869			of these securities totaled $944 or 0.53% of net assets.

					(d)	Security is Illiquid
U.S. Treasury (3.41%)					(e)	Security or a portion of the security was on loan at the end of the period.
4.13%, 8/15/2008 (e)	2,000		2,002		(f)	Security or a portion of the security was pledged to cover margin
4.75%, 11/15/2008 (e)	2,000		2,017			requirements for futures contracts. At the end of the period, the value of
3.00%, 2/15/2009 (e)	2,000		2,011			these securities totaled $274 or 0.16% of net assets.

			6,030		(g)	Non-Income Producing Security

					(h)	Security purchased on a when-issued basis.
TOTAL U.S. GOVERNMENT & GOVERNMENT					(i)	Security was purchased with the cash proceeds from securities loans.
AGENCY OBLIGATIONS	$19,594

SHORT TERM INVESTMENTS (10.71%)					Unrealized Appreciation (Depreciation)
Commercial Paper (10.71%)					The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Federal Home Loan Banks					of investments held by the fund as of the period end were as follows:
4.63%, 10/15/2008	$2,000		$2,009
Investment in Joint Trading Account; HSBC					Unrealized Appreciation				$277
Funding					Unrealized Depreciation				(37,800)

2.12%, 8/ 1/2008	3,970		3,970		Net Unrealized Appreciation (Depreciation)				(37,523)
Investment in Joint Trading Account;					Cost for federal income tax purposes				222,552
Prudential Funding					All dollar amounts are shown in thousands (000's)
2.12%, 8/ 1/2008	3,970		3,970
Volkswagen of America
2.82%, 8/ 6/2008	5,000		4,998			Credit Default Swap Agreements
Wellpoint Inc
2.85%, 8/ 1/2008	4,000		4,000						Unrealized

			18,947					Notional	Appreciation/

TOTAL SHORT TERM INVESTMENTS	$18,947				Description			Amount	(Depreciation)

					Buy protection for CDX.NA.IG.10 Index
REPURCHASE AGREEMENTS (8.04%)					and pay quarterly 1.55% to Deutsche Bank
Money Center Banks (8.04%)					AG. Expires June 2013.			$200	$-
Deutsche Bank Repurchase Agreement;
2.18% dated 07/31/08 maturing 08/01/08					Buy protection for CDX.NA.IG.10 Index
(collateralized by U.S. Government					and pay quarterly 1.55% to Morgan Stanley
Agency Issues; $9,452,000; 0.00% -					Capital Services Inc Expires June 2013.			1,200	(3)
6.625%; dated 08/01/08 - 07/15/16) (i)	$9,377		$9,321
					All dollar amounts are shown in thousands (000's)
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
2.16% dated 07/31/2008 maturing
08/01/2008 (collateralized by Sovereign						Futures Contracts
Agency Issues; $5,044,000; 2.75% -
4.52%; dated 09/14/10 - 04/15/14)	4,897		4,897					Current	Unrealized

			14,218			Number of	Original	Market	Appreciation/

TOTAL REPURCHASE AGREEMENTS	$14,218				Type	Contracts	Value	Value	(Depreciation)

Total Investments	$185,029				Sell:
Liabilities in Excess of Other Assets, Net - (4.62)%			(8,171)		US 2 Year Note;
					September 2008	90	$18,845	$19,080	$(235)

TOTAL NET ASSETS - 100.00%	$176,858

					All dollar amounts are shown in thousands (000's)

Schedule of Investments Ultra Short Bond Fund July 31, 2008 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	41.65%
Financial	22.93%
Asset Backed Securities	11.61%
Government	9.59%
Consumer, Cyclical	4.49%
Consumer, Non-cyclical	4.37%
Communications	3.71%
Industrial	1.94%
Utilities	1.62%
Energy	0.96%
Technology	0.91%
Basic Materials	0.65%
Diversified	0.19%
Liabilities in Excess of Other Assets, Net	(4.62%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	10.79%
Credit Default Swaps	0.00%

		Schedule of Investments
		West Coast Equity Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (98.50%)				COMMON STOCKS (continued)
Advanced Materials & Products (0.09%)				Cellular Telecommunications (0.19%)
Ceradyne Inc (a)(b)	24,300	$1,126		NII Holdings Inc (a)(b)	43,900	$2,400

Aerospace & Defense (2.61%)				Chemicals - Specialty (0.05%)
Boeing Co	298,983	18,271		Symyx Technologies (a)(b)	71,366	677
Northrop Grumman Corp	128,100	8,633
Teledyne Technologies Inc (a)(b)	97,000	6,101		Commercial Banks (1.43%)

		33,005		Banner Corp (a)	51,197	488

				Cascade Bancorp (a)	21,400	160
Agricultural Chemicals (0.28%)				City National Corp/CA	155,800	7,654
Potash Corp of Saskatchewan	17,650	3,605		East West Bancorp Inc (a)	307,609	3,664
Agricultural Operations (0.33%)				Pacific Capital Bancorp NA (a)	51,833	677
Archer-Daniels-Midland Co	146,300	4,189		UCBH Holdings Inc (a)	6,200	28
				UnionBanCal Corp	100,400	5,394

Airlines (0.75%)						18,065

Alaska Air Group Inc (a)(b)	211,610	3,784		Computer Aided Design (0.19%)
Cathay Pacific Airways Ltd ADR (b)	600,000	5,706		Autodesk Inc (b)	73,500	2,344

		9,490

Apparel Manufacturers (0.22%)				Computers (2.15%)
Columbia Sportswear Co (a)	74,450	2,778		Apple Inc (b)	51,250	8,146
				Hewlett-Packard Co	426,700	19,116

Applications Software (3.65%)						27,262

Actuate Corp (b)	657,900	2,987		Computers - Integrated Systems (0.12%)
Microsoft Corp	1,501,222	38,611		Echelon Corp (a)(b)	150,000	1,582
Quest Software Inc (b)	306,200	4,627

		46,225		Computers - Memory Devices (0.12%)

Athletic Footwear (1.42%)				NetApp Inc (b)	59,100	1,510
Nike Inc	307,372	18,037
				Consumer Products - Miscellaneous (1.16%)
Auto - Car & Light Trucks (0.72%)				Clorox Co	270,130	14,722
Toyota Motor Corp ADR	106,000	9,121
				Cosmetics & Toiletries (1.72%)
Auto - Medium & Heavy Duty Trucks (1.40%)				Bare Escentuals Inc (a)(b)	88,001	1,015
Paccar Inc	421,445	17,726		Colgate-Palmolive Co	48,860	3,629
				Estee Lauder Cos Inc/The (a)	80,000	3,528
Auto/Truck Parts & Equipment - Original (0.14%)				Procter & Gamble Co	207,400	13,581

Johnson Controls Inc	57,000	1,719				21,753

				Diagnostic Kits (0.09%)
Beverages - Non-Alcoholic (0.73%)
				OraSure Technologies Inc (a)(b)	284,877	1,179
Hansen Natural Corp (a)(b)	15,000	343
PepsiCo Inc	133,811	8,906		Dialysis Centers (0.59%)

		9,249		DaVita Inc (b)	133,500	7,456

Building - Mobile Home & Manufactured Housing (0.12%)
Monaco Coach Corp (a)	704,033	1,577		Disposable Medical Products (0.29%)
				CR Bard Inc	39,200	3,639
Building - Residential & Commercial (0.06%)
KB Home (a)	46,200	813		Distribution & Wholesale (0.01%)
				Building Materials Holding Corp (a)	47,243	88
Building & Construction Products -
Miscellaneous (0.57%)				Diversified Manufacturing Operations (0.50%)
Simpson Manufacturing Co Inc (a)	299,730	7,196		General Electric Co	224,300	6,345

		Schedule of Investments
		West Coast Equity Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
E-Commerce - Products (0.43%)				Food - Miscellaneous/Diversified (0.11%)
Amazon.com Inc (b)	45,200	$3,451		Ralcorp Holdings Inc (a)(b)	26,400	$1,425
Blue Nile Inc (a)(b)	53,024	2,042

		5,493		Food - Retail (1.35%)

				Dairy Farm International Holdings Ltd ADR	207,803	4,977
E-Commerce - Services (0.13%)				(a)
eBay Inc (b)	66,200	1,666		Kroger Co/The	210,400	5,950
				Safeway Inc	230,500	6,159

Electric - Integrated (0.87%)						17,086

Edison International	125,000	6,042
PG&E Corp	128,700	4,959		Forestry (1.92%)

		11,001		Plum Creek Timber Co Inc (a)	172,800	8,419

				Weyerhaeuser Co	297,800	15,920

Electronic Components - Semiconductors (1.92%)						24,339

Intel Corp	693,100	15,380
Lattice Semiconductor Corp (a)(b)	2,868	7		Gas - Distribution (1.10%)
LSI Corp (a)(b)	287,000	1,992		Sempra Energy	249,100	13,989
Nvidia Corp (b)	124,000	1,419
				Health Care Cost Containment (1.24%)
Pixelworks Inc (b)	10,387	17
				McKesson Corp	280,817	15,723
QLogic Corp (a)(b)	236,600	4,457
Supertex Inc (a)(b)	32,696	981		Hotels & Motels (0.59%)

		24,253		Red Lion Hotels Corp (b)(c)	879,185	7,438

Electronic Design Automation (0.07%)
Mentor Graphics Corp (a)(b)	59,900	831		Human Resources (0.86%)
				AMN Healthcare Services Inc (a)(b)	199,523	3,771
Electronic Forms (1.81%)				Resources Connection Inc (a)	170,444	3,944
Adobe Systems Inc (b)	554,500	22,929		Robert Half International Inc (a)	126,900	3,209

						10,924

Electronic Measurement Instruments (1.09%)
				Industrial Automation & Robots (0.07%)
Flir Systems Inc (a)(b)	33,000	1,344
				Intermec Inc (a)(b)	48,900	920
Itron Inc (a)(b)	81,650	7,539
Trimble Navigation Ltd (a)(b)	148,068	4,916		Instruments - Scientific (2.29%)

		13,799		Applied Biosystems Inc	176,000	6,500

Engineering - Research & Development Services (1.86%)				Dionex Corp (a)(b)	199,032	13,837
Jacobs Engineering Group Inc (b)	305,022	23,590		FEI Co (a)(b)	295,825	7,469
				Waters Corp (b)	18,000	1,223

Enterprise Software & Services (1.42%)						29,029

Informatica Corp (a)(b)	184,400	2,985
				Internet Application Software (0.30%)
Omnicell Inc (a)(b)	27,427	446
				Art Technology Group Inc (a)(b)	1,036,519	3,804
Oracle Corp (b)	488,700	10,522
Sybase Inc (a)(b)	121,300	4,077		Internet Security (0.17%)

		18,030		VeriSign Inc (a)(b)	65,900	2,144

Entertainment Software (0.41%)
Electronic Arts Inc (b)	118,823	5,131		Investment Management & Advisory Services (2.03%)
				Franklin Resources Inc	255,000	25,656
Fiduciary Banks (0.90%)
Northern Trust Corp	146,313	11,437		Lasers - Systems & Components (0.19%)
				Electro Scientific Industries Inc (a)(b)	150,742	2,358
Finance - Investment Banker & Broker (3.00%)
Charles Schwab Corp/The	1,312,700	30,047		Life & Health Insurance (1.64%)
Goldman Sachs Group Inc/The	43,000	7,914		StanCorp Financial Group Inc (a)	419,200	20,704

		37,961

		Schedule of Investments
		West Coast Equity Fund
		July 31, 2008 (unaudited)

	Shares	Value			Shares	Value
	Held	(000	's)		Held	(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Machinery - Farm (0.01%)				Office Supplies & Forms (0.06%)
Deere & Co	1,950	$137		Avery Dennison Corp (a)	16,600	$731

Machinery - Material Handling (0.25%)				Oil - Field Services (0.64%)
Cascade Corp (a)	72,900	3,199		Schlumberger Ltd	79,450	8,072

Medical - Biomedical/Gene (3.36%)				Oil & Gas Drilling (0.93%)
Amgen Inc (b)	177,739	11,132		Nabors Industries Ltd (a)(b)	323,876	11,809
Dendreon Corp (a)(b)	192,941	1,142
Genentech Inc (b)	147,600	14,059		Oil Company - Exploration & Production (5.75%)
Gilead Sciences Inc (b)	206,694	11,158		Apache Corp	124,550	13,971
Martek Biosciences Corp (a)(b)	132,899	4,998		Berry Petroleum Co (a)	437,700	18,838

		42,489		Occidental Petroleum Corp	507,700	40,022

						72,831

Medical - Drugs (2.60%)
Abbott Laboratories	176,050	9,919		Oil Company - Integrated (3.37%)
Allergan Inc/United States	441,650	22,935		Chevron Corp	406,026	34,334

		32,854		Exxon Mobil Corp	103,000	8,284

						42,618

Medical - Generic Drugs (0.35%)
Watson Pharmaceuticals Inc (b)	152,100	4,397		Property & Casualty Insurance (0.29%)
				Mercury General Corp (a)	73,700	3,723
Medical - HMO (0.18%)
Health Net Inc (a)(b)	80,660	2,255		Publicly Traded Investment Fund (0.11%)
				iShares Russell 3000 Index Fund (a)	18,800	1,390
Medical - Nursing Homes (0.09%)
Sun Healthcare Group Inc (a)(b)	78,800	1,126		Publishing - Newspapers (0.02%)
				McClatchy Co (a)	49,320	211
Medical Instruments (0.63%)
Beckman Coulter Inc	48,427	3,503		Real Estate Management & Services (0.01%)
Techne Corp (b)	56,495	4,493		CB Richard Ellis Group Inc (a)(b)	12,000	169

		7,996

				Regional Banks (4.42%)
Medical Products (2.21%)				Bank of America Corp	85,600	2,816
Johnson & Johnson	88,400	6,053		US Bancorp	387,600	11,864
Mentor Corp (a)	173,600	4,307		Wells Fargo & Co	1,362,822	41,253

Stryker Corp	21,900	1,406				55,933

Varian Medical Systems Inc (a)(b)	270,800	16,248

				REITS - Apartments (0.44%)
		28,014

				Essex Property Trust Inc (a)	46,400	5,631
Metal Processors & Fabrication (0.78%)
Precision Castparts Corp	105,146	9,824		REITS - Healthcare (1.11%)
				HCP Inc (a)	295,385	10,654
Multimedia (1.34%)				Nationwide Health Properties Inc (a)	90,888	3,373

Walt Disney Co/The	557,710	16,926				14,027

Networking Products (1.96%)				REITS - Office Property (0.09%)
Cisco Systems Inc (b)	1,012,900	22,274		Alexandria Real Estate Equities Inc (a)	11,400	1,177
Polycom Inc (a)(b)	107,900	2,546

				REITS - Warehouse & Industrial (0.67%)
		24,820

				AMB Property Corp	173,115	8,476
Non-Hazardous Waste Disposal (0.59%)
Waste Connections Inc (a)(b)	207,000	7,533		Respiratory Products (0.36%)
				Resmed Inc (a)(b)	120,900	4,572

		Schedule of Investments
		West Coast Equity Fund
		July 31, 2008 (unaudited)

	Shares	Value				Shares		Value
	Held	(000	's)			Held		(000	's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Retail - Apparel & Shoe (1.01%)				Transport - Services (1.29%)
Nordstrom Inc (a)	317,500	$9,125		CH Robinson Worldwide Inc		2,000		$96
Ross Stores Inc	94,900	3,602		Expeditors International Washington Inc		456,340		16,205

		12,727						16,301

Retail - Automobile (0.74%)				Travel Services (0.23%)
Copart Inc (a)(b)	213,200	9,351		Ambassadors Group Inc (a)		189,597		2,948

Retail - Discount (2.24%)				Ultra Sound Imaging Systems (0.81%)
Costco Wholesale Corp	452,040	28,334		SonoSite Inc (a)(b)		312,497		10,237

Retail - Drug Store (0.37%)				Veterinary Diagnostics (0.62%)
CVS/Caremark Corp	127,465	4,652		VCA Antech Inc (b)		269,800		7,862

Retail - Restaurants (0.90%)				Water	(0.29%)
Jack in the Box Inc (a)(b)	57,000	1,230		California Water Service Group (a)		100,000		3,674
McCormick & Schmick's Seafood Restaurant	6,800	55
(a)(b)				Web Portals (1.41%)
Starbucks Corp (b)	691,200	10,154		Google Inc (b)		30,225		14,319

		11,439		Yahoo! Inc (a)(b)		175,400		3,489

Savings & Loans - Thrifts (1.24%)								17,808

Washington Federal Inc (a)	847,242	15,759		Wireless Equipment (0.41%)
				Qualcomm Inc		93,000		5,147
Semiconductor Component - Integrated Circuits (0.66%)
Cypress Semiconductor Corp (a)(b)	127,900	3,485		Wound, Burn & Skin Care (0.04%)
Exar Corp (a)(b)	35,700	275		Obagi Medical Products Inc (a)(b)		51,543		491

Linear Technology Corp	148,000	4,596		TOTAL COMMON STOCKS			$1,247,084

		8,356				Principal

Semiconductor Equipment (0.70%)						Amount		Value
Applied Materials Inc	213,600	3,700				(000	's)	(000	's)

Kla-Tencor Corp (a)	79,800	3,000		REPURCHASE AGREEMENTS (16.28%)
Novellus Systems Inc (a)(b)	106,700	2,173		Money Center Banks (16.28%)

		8,873		Deutsche Bank Repurchase Agreement;

				2.18% dated 07/31/08 maturing 08/01/08
Steel - Producers (2.24%)				(collateralized by U.S. Government
Reliance Steel & Aluminum Co	85,300	5,388		Agency Issues; $189,466,000; 0.00% -
Schnitzer Steel Industries Inc	254,183	22,937		6.625%; dated 08/01/08 - 07/15/16) (d)		$187,980		$186,849

		28,325		Investment in Joint Trading Account; Bank

				of America Repurchase Agreement; 2.12%
Steel Pipe & Tube (0.26%)				dated 07/31/2008 maturing 08/01/2008
Northwest Pipe Co (a)(b)	55,725	3,240		(collateralized by Sovereign Agency
				Issues; $9,889,000; 2.20%; dated 01/23/09)		9,602		9,601
Therapeutics (0.37%)				Investment in Joint Trading Account;
				Deutsche Bank Repurchase Agreement;
Amylin Pharmaceuticals Inc (a)(b)	89,000	2,808		2.16% dated 07/31/2008 maturing
CV Therapeutics Inc (a)(b)	201,898	1,892		08/01/2008 (collateralized by Sovereign

		4,700		Agency Issues; $9,889,000; 2.75% -

				4.52%; dated 09/14/10 - 04/15/14)		9,602		9,602

Toys (0.22%)								206,052
Mattel Inc	140,200	2,811

				TOTAL REPURCHASE AGREEMENTS			$206,052

Transport - Equipment & Leasing (0.36%)				Total Investments			$1,453,136
Greenbrier Cos Inc	218,400	4,571		Liabilities in Excess of Other Assets, Net - (14.78)%				(187,130)

				TOTAL NET ASSETS - 100.00%			$1,266,006

Schedule of Investments West Coast Equity Fund July 31, 2008 (unaudited)

(a)	Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c)	As of July 31, 2008 no longer an affiliated security due to decrease in shares held.
(d)	Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$472,754
Unrealized Depreciation	(45,271)

Net Unrealized Appreciation (Depreciation)	427,483
Cost for federal income tax purposes	1,025,653
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	33.55%
Consumer, Non-cyclical	20.15%
Technology	13.22%
Industrial	12.81%
Consumer, Cyclical	11.14%
Energy	10.69%
Communications	6.35%
Basic Materials	4.50%
Utilities	2.26%
Exchange Traded Funds	0.11%
Liabilities in Excess of Other Assets, Net	(14.78%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
West Coast Equity Fund
July 31, 2008 (unaudited)

Affiliated Securities

October 31, 2007	Purchases	Sales	July 31, 2008

Shares	Cost	(000)	Shares	Cost	(000)	Shares	Proceeds (000)	Shares	Cost	(000)

Red Lion Hotels Corp	1,206,085	$	9,864	-	$-	326,900	$	2,768	879,185	$	6,370

$9,864	$-	$2,768	$6,370

Realized Gain/Loss	Realized Gain/Loss from
Dividends	on Investments	Other Investment Companies
(000	's)	(000	's)	(000	's)

Red Lion Hotels Corp	$-	$-726	$-

$-	$-726	$-

The Fund's schedules of investements as of July 31, 2008 have not been audited.  This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Ralph C. Eucher

Ralph C. Eucher, Vice Chairman and CEO

Date 09/23/2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Ralph C. Eucher

Ralph C. Eucher, Vice Chairman and CEO

Date 09/23/2008

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 09/23/2008